Quarterly Report
March 31, 2023
State Street Institutional Investment Trust
State Street Equity 500 Index Fund
State Street Equity 500 Index II Portfolio
State Street Aggregate Bond Index Fund
State Street Aggregate Bond Index Portfolio
State Street Global All Cap Equity ex- U.S. Index Fund
State Street Global All Cap Equity ex- U.S. Index Portfolio
State Street Small/Mid Cap Equity Index Fund
State Street Small/Mid Cap Equity Index Portfolio
State Street Emerging Markets Equity Index Fund
State Street Hedged International Developed Equity Index Fund
State Street Target Retirement Fund
State Street Target Retirement 2020 Fund
State Street Target Retirement 2025 Fund
State Street Target Retirement 2030 Fund
State Street Target Retirement 2035 Fund
State Street Target Retirement 2040 Fund
State Street Target Retirement 2045 Fund
State Street Target Retirement 2050 Fund
State Street Target Retirement 2055 Fund
State Street Target Retirement 2060 Fund
State Street Target Retirement 2065 Fund
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

TABLE OF CONTENTS (Unaudited)
The information contained in this report is intended for the general information of shareholders of the Trust. This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current Trust prospectus which contains important information concerning the Trust. You may obtain a current prospectus and SAI from the Distributor by calling 1-800-997-7327 or visiting www.ssga.com. Please read the prospectus carefully before you invest.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments
March 31, 2023 (Unaudited)

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index II Portfolio. The Schedule of Investments for the State Street Equity 500 Index II Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 97.4%
COMMUNICATION SERVICES — 7.9%
Activision Blizzard, Inc.	171,700	$14,695,803
Alphabet, Inc. Class A (a)	1,403,740	145,609,950
Alphabet, Inc. Class C (a)	1,227,540	127,664,160
AT&T, Inc.	1,670,741	32,161,764
Charter Communications, Inc. Class A (a)	24,900	8,904,489
Comcast Corp. Class A	997,966	37,832,891
DISH Network Corp. Class A (a)(b)	45,918	428,415
Electronic Arts, Inc.	59,179	7,128,111
Fox Corp. Class A	70,066	2,385,747
Fox Corp. Class B	29,300	917,383
Interpublic Group of Cos., Inc.	91,066	3,391,298
Live Nation Entertainment, Inc. (a)	33,400	2,338,000
Match Group, Inc. (a)	69,700	2,675,783
Meta Platforms, Inc. Class A (a)	526,393	111,563,733
Netflix, Inc. (a)	104,604	36,138,590
News Corp. Class A	81,488	1,407,298
News Corp. Class B	21,600	376,488
Omnicom Group, Inc.	47,491	4,480,301
Paramount Global Class B (b)	113,981	2,542,916
Take-Two Interactive Software, Inc. (a)	37,200	4,437,960
T-Mobile U.S., Inc. (a)	138,675	20,085,687
Verizon Communications, Inc.	986,215	38,353,901
Walt Disney Co. (a)	434,064	43,462,828
Warner Bros Discovery, Inc. (a)	515,778	7,788,248
		656,771,744
CONSUMER DISCRETIONARY — 9.9%
Advance Auto Parts, Inc.	13,300	1,617,413
Amazon.com, Inc. (a)	2,099,900	216,898,671
Aptiv PLC (a)	63,519	7,126,197
AutoZone, Inc. (a)	4,476	11,002,679
Bath & Body Works, Inc.	48,421	1,771,240
Best Buy Co., Inc.	46,806	3,663,506
Booking Holdings, Inc. (a)	9,224	24,465,830
BorgWarner, Inc.	56,977	2,798,140
Caesars Entertainment, Inc. (a)	45,700	2,230,617
CarMax, Inc. (a)	39,903	2,564,965
Carnival Corp. (a)(b)	218,001	2,212,710
Security Description	Shares	Value
Chipotle Mexican Grill, Inc. (a)	6,686	$11,421,627
Darden Restaurants, Inc.	28,571	4,433,076
Domino's Pizza, Inc.	8,300	2,737,921
DR Horton, Inc.	70,997	6,935,697
eBay, Inc.	122,545	5,437,322
Etsy, Inc. (a)	31,200	3,473,496
Expedia Group, Inc. (a)	34,034	3,302,319
Ford Motor Co.	931,138	11,732,339
Garmin Ltd.	37,040	3,738,077
General Motors Co.	329,623	12,090,572
Genuine Parts Co.	31,989	5,352,080
Hasbro, Inc.	27,597	1,481,683
Hilton Worldwide Holdings, Inc.	61,100	8,607,157
Home Depot, Inc.	241,402	71,242,558
Las Vegas Sands Corp. (a)	77,000	4,423,650
Lennar Corp. Class A	57,506	6,044,456
LKQ Corp.	59,500	3,377,220
Lowe's Cos., Inc.	144,250	28,845,672
Marriott International, Inc. Class A	64,555	10,718,712
McDonald's Corp.	173,910	48,626,975
MGM Resorts International	71,300	3,167,146
Mohawk Industries, Inc. (a)	10,431	1,045,395
Newell Brands, Inc.	84,941	1,056,666
NIKE, Inc. Class B	295,706	36,265,384
Norwegian Cruise Line Holdings Ltd. (a)	84,300	1,133,835
NVR, Inc. (a)	710	3,956,255
O'Reilly Automotive, Inc. (a)	14,780	12,547,924
Pool Corp.	8,800	3,013,472
PulteGroup, Inc.	51,462	2,999,205
Ralph Lauren Corp. (b)	8,979	1,047,580
Ross Stores, Inc.	83,856	8,899,637
Royal Caribbean Cruises Ltd. (a)	50,900	3,323,770
Starbucks Corp.	273,430	28,472,266
Tapestry, Inc.	50,528	2,178,262
Tesla, Inc. (a)	635,800	131,903,068
TJX Cos., Inc.	268,974	21,076,803
Tractor Supply Co.	25,826	6,070,143
Ulta Beauty, Inc. (a)	12,500	6,820,875
VF Corp.	83,144	1,904,829
Whirlpool Corp.	11,102	1,465,686
Wynn Resorts Ltd. (a)	24,141	2,701,619
Yum! Brands, Inc.	68,002	8,981,704
		820,406,101
See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CONSUMER STAPLES — 7.0%
Altria Group, Inc.	416,529	$18,585,524
Archer-Daniels-Midland Co.	130,532	10,398,179
Brown-Forman Corp. Class B	46,552	2,991,897
Bunge Ltd.	34,800	3,324,096
Campbell Soup Co.	46,982	2,583,070
Church & Dwight Co., Inc.	55,100	4,871,391
Clorox Co.	28,264	4,472,495
Coca-Cola Co.	920,500	57,098,615
Colgate-Palmolive Co.	201,223	15,121,908
Conagra Brands, Inc.	109,924	4,128,745
Constellation Brands, Inc. Class A	39,350	8,888,772
Costco Wholesale Corp.	104,955	52,148,991
Dollar General Corp.	54,013	11,367,576
Dollar Tree, Inc. (a)	47,526	6,822,357
Estee Lauder Cos., Inc. Class A	53,841	13,269,653
General Mills, Inc.	140,442	12,002,173
Hershey Co.	35,467	9,023,160
Hormel Foods Corp.	65,402	2,608,232
J.M. Smucker Co.	24,205	3,809,141
Kellogg Co.	59,128	3,959,211
Keurig Dr Pepper, Inc.	199,200	7,027,776
Kimberly-Clark Corp.	80,127	10,754,646
Kraft Heinz Co.	186,618	7,216,518
Kroger Co.	152,642	7,535,936
Lamb Weston Holdings, Inc.	36,200	3,783,624
McCormick & Co., Inc.	56,584	4,708,355
Molson Coors Beverage Co. Class B	39,653	2,049,267
Mondelez International, Inc. Class A	325,115	22,667,018
Monster Beverage Corp. (a)	184,470	9,963,225
PepsiCo, Inc.	326,516	59,523,867
Philip Morris International, Inc.	365,412	35,536,317
Procter & Gamble Co.	556,926	82,809,327
Sysco Corp.	122,674	9,474,113
Target Corp.	109,772	18,181,536
Tyson Foods, Inc. Class A	63,544	3,769,430
Walgreens Boots Alliance, Inc.	162,205	5,609,049
Walmart, Inc.	330,703	48,762,157
		586,847,347
ENERGY — 4.5%
APA Corp.	68,956	2,486,544
Baker Hughes Co.	235,779	6,804,582
Chevron Corp.	418,917	68,350,498
ConocoPhillips	288,735	28,645,399
Coterra Energy, Inc.	185,978	4,563,900
Devon Energy Corp.	158,873	8,040,563
Diamondback Energy, Inc.	41,800	5,650,106
EOG Resources, Inc.	137,771	15,792,690
EQT Corp.	82,900	2,645,339
Exxon Mobil Corp.	973,975	106,806,099
Security Description	Shares	Value
Halliburton Co.	204,967	$6,485,156
Hess Corp.	67,057	8,874,323
Kinder Morgan, Inc.	482,450	8,447,700
Marathon Oil Corp.	146,988	3,521,832
Marathon Petroleum Corp.	108,041	14,567,168
Occidental Petroleum Corp.	167,873	10,480,311
ONEOK, Inc.	104,796	6,658,738
Phillips 66	113,073	11,463,341
Pioneer Natural Resources Co.	54,876	11,207,874
Schlumberger NV	331,050	16,254,555
Targa Resources Corp.	52,100	3,800,695
Valero Energy Corp.	90,223	12,595,131
Williams Cos., Inc.	282,458	8,434,196
		372,576,740
FINANCIALS — 12.6%
Aflac, Inc.	132,006	8,517,027
Allstate Corp.	63,539	7,040,757
American Express Co.	141,112	23,276,424
American International Group, Inc.	176,101	8,868,446
Ameriprise Financial, Inc.	24,044	7,369,486
Aon PLC Class A	47,798	15,070,231
Arch Capital Group Ltd. (a)	84,000	5,701,080
Arthur J Gallagher & Co.	49,700	9,508,107
Assurant, Inc.	10,485	1,258,934
Bank of America Corp.	1,657,105	47,393,203
Bank of New York Mellon Corp.	179,594	8,160,751
Berkshire Hathaway, Inc. Class B (a)	425,884	131,500,203
BlackRock, Inc.	35,516	23,764,466
Brown & Brown, Inc.	54,600	3,135,132
Capital One Financial Corp.	92,795	8,923,167
Cboe Global Markets, Inc.	26,000	3,490,240
Charles Schwab Corp.	355,004	18,595,110
Chubb Ltd.	99,553	19,331,202
Cincinnati Financial Corp.	35,509	3,979,849
Citigroup, Inc.	454,027	21,289,326
Citizens Financial Group, Inc.	118,700	3,604,919
CME Group, Inc.	84,363	16,157,202
Comerica, Inc.	28,827	1,251,668
Discover Financial Services	61,828	6,111,080
Everest Re Group Ltd.	9,300	3,329,586
FactSet Research Systems, Inc.	8,600	3,569,774
Fidelity National Information Services, Inc.	138,491	7,524,216
Fifth Third Bancorp	156,462	4,168,148
First Republic Bank (b)	40,600	567,994
Fiserv, Inc. (a)	148,824	16,821,577
FleetCor Technologies, Inc. (a)	16,700	3,521,195
Franklin Resources, Inc.	70,089	1,888,198
Global Payments, Inc.	61,068	6,426,796
Globe Life, Inc.	21,412	2,355,748

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Goldman Sachs Group, Inc.	80,846	$26,445,535
Hartford Financial Services Group, Inc.	72,167	5,029,318
Huntington Bancshares, Inc.	352,891	3,952,379
Intercontinental Exchange, Inc.	129,985	13,556,136
Invesco Ltd.	93,111	1,527,020
Jack Henry & Associates, Inc.	17,900	2,697,888
JPMorgan Chase & Co.	694,143	90,453,774
KeyCorp	214,996	2,691,750
Lincoln National Corp.	31,082	698,413
Loews Corp.	43,819	2,542,378
M&T Bank Corp.	39,245	4,692,525
MarketAxess Holdings, Inc.	8,400	3,286,836
Marsh & McLennan Cos., Inc.	115,619	19,256,344
Mastercard, Inc. Class A	199,351	72,446,147
MetLife, Inc.	157,970	9,152,782
Moody's Corp.	37,432	11,454,941
Morgan Stanley	306,527	26,913,071
MSCI, Inc.	19,300	10,802,017
Nasdaq, Inc.	77,425	4,232,825
Northern Trust Corp.	47,096	4,150,570
PayPal Holdings, Inc. (a)	266,445	20,233,833
PNC Financial Services Group, Inc.	93,075	11,829,832
Principal Financial Group, Inc.	50,465	3,750,559
Progressive Corp.	136,049	19,463,170
Prudential Financial, Inc.	86,302	7,140,627
Raymond James Financial, Inc.	43,100	4,019,937
Regions Financial Corp.	220,646	4,095,190
S&P Global, Inc.	77,488	26,715,538
State Street Corp. (c)	82,878	6,273,036
Synchrony Financial	99,976	2,907,302
T Rowe Price Group, Inc.	55,155	6,227,000
Travelers Cos., Inc.	56,606	9,702,834
Truist Financial Corp.	312,015	10,639,711
U.S. Bancorp	325,022	11,717,043
Visa, Inc. Class A (b)	384,660	86,725,444
W R Berkley Corp.	46,200	2,876,412
Wells Fargo & Co.	907,103	33,907,510
Willis Towers Watson PLC	25,845	6,005,861
Zions Bancorp NA	38,895	1,164,127
		1,044,848,857
HEALTH CARE — 13.8%
Abbott Laboratories	408,849	41,400,050
AbbVie, Inc.	416,480	66,374,418
Agilent Technologies, Inc.	68,893	9,530,658
Align Technology, Inc. (a)	17,600	5,880,864
AmerisourceBergen Corp.	36,734	5,881,481
Amgen, Inc.	126,454	30,570,254
Baxter International, Inc.	114,479	4,643,268
Becton Dickinson & Co.	68,256	16,896,090
Biogen, Inc. (a)	34,384	9,559,784
Security Description	Shares	Value
Bio-Rad Laboratories, Inc. Class A (a)	4,800	$2,299,296
Bio-Techne Corp.	36,500	2,707,935
Boston Scientific Corp. (a)	333,057	16,662,842
Bristol-Myers Squibb Co.	501,375	34,750,301
Cardinal Health, Inc.	62,633	4,728,791
Catalent, Inc. (a)	42,200	2,772,962
Centene Corp. (a)	135,004	8,533,603
Charles River Laboratories International, Inc. (a)	12,800	2,583,296
Cigna Group	70,841	18,102,001
Cooper Cos., Inc.	11,000	4,106,960
CVS Health Corp.	306,694	22,790,431
Danaher Corp.	154,894	39,039,484
DaVita, Inc. (a)	12,028	975,591
DENTSPLY SIRONA, Inc.	52,034	2,043,896
Dexcom, Inc. (a)	93,200	10,827,976
Edwards Lifesciences Corp. (a)	143,730	11,890,783
Elevance Health, Inc.	56,119	25,804,077
Eli Lilly & Co.	186,372	64,003,872
GE HealthCare Technologies, Inc. (a)	88,707	7,276,635
Gilead Sciences, Inc.	296,252	24,580,028
HCA Healthcare, Inc.	49,800	13,131,264
Henry Schein, Inc. (a)	29,100	2,372,814
Hologic, Inc. (a)	60,300	4,866,210
Humana, Inc.	29,290	14,219,123
IDEXX Laboratories, Inc. (a)	19,300	9,651,544
Illumina, Inc. (a)	36,800	8,557,840
Incyte Corp. (a)	45,600	3,295,512
Insulet Corp. (a)	16,100	5,135,256
Intuitive Surgical, Inc. (a)	82,332	21,033,356
IQVIA Holdings, Inc. (a)	45,000	8,950,050
Johnson & Johnson	616,908	95,620,740
Laboratory Corp. of America Holdings	19,975	4,582,665
McKesson Corp.	32,852	11,696,955
Medtronic PLC	313,593	25,281,868
Merck & Co., Inc.	597,172	63,533,129
Mettler-Toledo International, Inc. (a)	5,200	7,957,092
Moderna, Inc. (a)	79,200	12,163,536
Molina Healthcare, Inc. (a)	13,300	3,557,617
Organon & Co.	53,767	1,264,600
PerkinElmer, Inc.	28,886	3,849,348
Pfizer, Inc.	1,331,533	54,326,546
Quest Diagnostics, Inc.	25,142	3,557,090
Regeneron Pharmaceuticals, Inc. (a)	25,242	20,740,594
ResMed, Inc.	35,900	7,861,741
STERIS PLC	22,500	4,303,800
Stryker Corp.	78,994	22,550,417
Teleflex, Inc.	11,900	3,014,389
Thermo Fisher Scientific, Inc.	92,212	53,148,230
UnitedHealth Group, Inc.	220,974	104,430,103

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Universal Health Services, Inc. Class B	13,400	$1,703,140
Vertex Pharmaceuticals, Inc. (a)	59,952	18,889,077
Viatris, Inc.	281,614	2,709,127
Waters Corp. (a)	14,850	4,598,005
West Pharmaceutical Services, Inc.	17,000	5,889,990
Zimmer Biomet Holdings, Inc.	51,325	6,631,190
Zoetis, Inc.	111,120	18,494,813
		1,150,786,398
INDUSTRIALS — 8.4%
3M Co.	127,358	13,386,599
A O Smith Corp.	32,900	2,275,035
Alaska Air Group, Inc. (a)	34,500	1,447,620
Allegion PLC	20,996	2,240,903
American Airlines Group, Inc. (a)	137,900	2,034,025
AMETEK, Inc.	53,799	7,818,609
Automatic Data Processing, Inc.	97,152	21,628,950
Boeing Co. (a)	133,864	28,436,730
Broadridge Financial Solutions, Inc.	27,100	3,972,047
C.H. Robinson Worldwide, Inc.	25,879	2,571,596
Carrier Global Corp.	202,479	9,263,414
Caterpillar, Inc.	123,824	28,335,884
Cintas Corp.	20,866	9,654,281
Copart, Inc. (a)	101,500	7,633,815
CoStar Group, Inc. (a)	99,900	6,878,115
CSX Corp.	488,965	14,639,612
Cummins, Inc.	34,514	8,244,704
Deere & Co.	64,483	26,623,741
Delta Air Lines, Inc. (a)	152,534	5,326,487
Dover Corp.	31,650	4,808,901
Eaton Corp. PLC	93,225	15,973,171
Emerson Electric Co.	136,579	11,901,494
Equifax, Inc.	29,388	5,961,062
Expeditors International of Washington, Inc.	37,276	4,104,833
Fastenal Co.	129,916	7,007,669
FedEx Corp.	56,650	12,943,959
Fortive Corp.	79,849	5,443,306
Generac Holdings, Inc. (a)	17,000	1,836,170
General Dynamics Corp.	53,872	12,294,129
General Electric Co.	260,223	24,877,319
Honeywell International, Inc.	156,278	29,867,851
Howmet Aerospace, Inc.	91,486	3,876,262
Huntington Ingalls Industries, Inc.	8,800	1,821,776
IDEX Corp.	18,800	4,343,364
Illinois Tool Works, Inc.	65,000	15,824,250
Ingersoll Rand, Inc.	92,187	5,363,440
J.B. Hunt Transport Services, Inc.	19,200	3,368,832
Security Description	Shares	Value
Jacobs Solutions, Inc.	29,443	$3,459,847
Johnson Controls International PLC	163,808	9,864,518
L3Harris Technologies, Inc.	44,521	8,736,801
Leidos Holdings, Inc.	31,600	2,909,096
Lockheed Martin Corp.	54,271	25,655,530
Masco Corp.	52,984	2,634,364
Nordson Corp.	12,600	2,800,476
Norfolk Southern Corp.	53,387	11,318,044
Northrop Grumman Corp.	33,425	15,432,991
Old Dominion Freight Line, Inc.	21,050	7,174,682
Otis Worldwide Corp.	97,289	8,211,192
PACCAR, Inc.	126,308	9,245,746
Parker-Hannifin Corp.	30,789	10,348,491
Paychex, Inc.	76,607	8,778,396
Pentair PLC	34,704	1,918,090
Quanta Services, Inc.	32,607	5,433,630
Raytheon Technologies Corp.	346,501	33,932,843
Republic Services, Inc.	48,189	6,516,117
Robert Half International, Inc.	23,166	1,866,485
Rockwell Automation, Inc.	26,926	7,901,435
Rollins, Inc.	51,325	1,926,227
Snap-on, Inc.	12,740	3,145,379
Southwest Airlines Co.	135,859	4,420,852
Stanley Black & Decker, Inc.	33,357	2,687,907
Textron, Inc.	47,133	3,329,004
Trane Technologies PLC	54,784	10,079,160
TransDigm Group, Inc.	12,200	8,992,010
Union Pacific Corp.	143,098	28,799,903
United Airlines Holdings, Inc. (a)	73,800	3,265,650
United Parcel Service, Inc. Class B	171,091	33,189,943
United Rentals, Inc.	16,300	6,450,888
Verisk Analytics, Inc.	35,500	6,811,030
W.W. Grainger, Inc.	10,557	7,271,767
Waste Management, Inc.	87,035	14,201,501
Westinghouse Air Brake Technologies Corp.	40,666	4,109,706
Xylem, Inc.	43,258	4,529,113
		701,378,769
INFORMATION TECHNOLOGY — 25.4%
Accenture PLC Class A	147,618	42,190,701
Adobe, Inc. (a)	108,544	41,829,601
Advanced Micro Devices, Inc. (a)	380,994	37,341,222
Akamai Technologies, Inc. (a)	34,590	2,708,397
Amphenol Corp. Class A	141,240	11,542,133
Analog Devices, Inc.	119,161	23,500,932
ANSYS, Inc. (a)	20,900	6,955,520
Apple, Inc.	3,508,996	578,633,440
Applied Materials, Inc.	199,054	24,449,803
Arista Networks, Inc. (a)	59,800	10,038,028
Autodesk, Inc. (a)	50,306	10,471,697
Broadcom, Inc.	98,391	63,121,762

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Cadence Design Systems, Inc. (a)	64,700	$13,592,823
CDW Corp.	32,000	6,236,480
Ceridian HCM Holding, Inc. (a)	34,700	2,540,734
Cisco Systems, Inc.	974,890	50,962,375
Cognizant Technology Solutions Corp. Class A	116,441	7,094,750
Corning, Inc.	182,126	6,425,405
DXC Technology Co. (a)	46,338	1,184,399
Enphase Energy, Inc. (a)	33,300	7,002,324
EPAM Systems, Inc. (a)	13,200	3,946,800
F5, Inc. (a)	12,841	1,870,805
Fair Isaac Corp. (a)	5,900	4,145,871
First Solar, Inc. (a)	24,900	5,415,750
Fortinet, Inc. (a)	152,100	10,108,566
Gartner, Inc. (a)	18,900	6,157,053
Gen Digital, Inc.	136,060	2,334,790
Hewlett Packard Enterprise Co.	291,953	4,650,811
HP, Inc.	199,853	5,865,686
Intel Corp.	985,436	32,194,194
International Business Machines Corp.	215,095	28,196,804
Intuit, Inc.	65,737	29,307,527
Juniper Networks, Inc.	71,749	2,469,601
Keysight Technologies, Inc. (a)	42,200	6,814,456
KLA Corp.	32,732	13,065,632
Lam Research Corp.	32,377	17,163,695
Microchip Technology, Inc.	128,566	10,771,259
Micron Technology, Inc.	260,634	15,726,656
Microsoft Corp.	1,756,458	506,386,841
Monolithic Power Systems, Inc.	10,100	5,055,454
Motorola Solutions, Inc.	39,672	11,351,349
NetApp, Inc.	54,114	3,455,179
NVIDIA Corp.	581,276	161,461,035
NXP Semiconductors NV	62,200	11,598,745
ON Semiconductor Corp. (a)	105,200	8,660,064
Oracle Corp.	360,235	33,473,036
Paycom Software, Inc. (a)	11,200	3,404,912
PTC, Inc. (a)	24,600	3,154,458
Qorvo, Inc. (a)	26,300	2,671,291
QUALCOMM, Inc.	264,726	33,773,743
Roper Technologies, Inc.	24,665	10,869,619
Salesforce, Inc. (a)	234,495	46,847,411
Seagate Technology Holdings PLC (b)	43,424	2,871,195
ServiceNow, Inc. (a)	48,300	22,445,976
Skyworks Solutions, Inc.	37,100	4,377,058
SolarEdge Technologies, Inc. (a)	12,600	3,829,770
Synopsys, Inc. (a)	35,300	13,634,625
TE Connectivity Ltd.	76,651	10,052,779
Teledyne Technologies, Inc. (a)	11,290	5,050,694
Security Description	Shares	Value
Teradyne, Inc. (b)	38,200	$4,106,882
Texas Instruments, Inc.	213,493	39,711,833
Trimble, Inc. (a)	61,000	3,197,620
Tyler Technologies, Inc. (a)	10,400	3,688,256
VeriSign, Inc. (a)	22,101	4,670,604
Western Digital Corp. (a)	71,753	2,702,936
Zebra Technologies Corp. Class A (a)	12,700	4,038,600
		2,114,570,447
MATERIALS — 2.6%
Air Products & Chemicals, Inc.	52,103	14,964,258
Albemarle Corp.	26,500	5,857,560
Amcor PLC	332,326	3,781,870
Avery Dennison Corp.	19,470	3,483,767
Ball Corp.	74,932	4,129,502
Celanese Corp.	21,800	2,373,802
CF Industries Holdings, Inc.	44,620	3,234,504
Corteva, Inc.	172,282	10,390,327
Dow, Inc.	163,348	8,954,737
DuPont de Nemours, Inc.	115,973	8,323,382
Eastman Chemical Co.	27,136	2,288,650
Ecolab, Inc.	59,000	9,766,270
FMC Corp.	28,478	3,478,018
Freeport-McMoRan, Inc.	337,340	13,800,579
International Flavors & Fragrances, Inc.	57,776	5,313,081
International Paper Co.	80,303	2,895,726
Linde PLC	115,963	41,217,889
LyondellBasell Industries NV Class A	59,558	5,591,901
Martin Marietta Materials, Inc.	14,145	5,022,324
Mosaic Co.	77,884	3,573,318
Newmont Corp.	192,133	9,418,360
Nucor Corp.	59,448	9,182,933
Packaging Corp. of America	20,900	2,901,547
PPG Industries, Inc.	55,054	7,354,113
Sealed Air Corp.	35,223	1,617,088
Sherwin-Williams Co.	54,427	12,233,557
Steel Dynamics, Inc.	39,800	4,499,788
Vulcan Materials Co.	31,171	5,347,697
Westrock Co.	62,636	1,908,519
		212,905,067
REAL ESTATE — 2.5%
Alexandria Real Estate Equities, Inc. REIT	39,200	4,923,128
American Tower Corp. REIT	109,918	22,460,644
AvalonBay Communities, Inc. REIT	32,769	5,507,158
Boston Properties, Inc. REIT	31,346	1,696,446
Camden Property Trust REIT	24,100	2,526,644
CBRE Group, Inc. Class A (a)	71,167	5,181,669
Crown Castle, Inc. REIT	104,558	13,994,043
Digital Realty Trust, Inc. REIT	67,400	6,626,094
Equinix, Inc. REIT	21,643	15,605,469

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Equity Residential REIT	77,819	$4,669,140
Essex Property Trust, Inc. REIT	14,045	2,937,371
Extra Space Storage, Inc. REIT	32,300	5,262,639
Federal Realty Investment Trust REIT	16,500	1,630,695
Healthpeak Properties, Inc. REIT	121,323	2,665,466
Host Hotels & Resorts, Inc. REIT	176,662	2,913,156
Invitation Homes, Inc. REIT	139,200	4,347,216
Iron Mountain, Inc. REIT	65,681	3,475,182
Kimco Realty Corp. REIT	143,853	2,809,449
Mid-America Apartment Communities, Inc. REIT	26,400	3,987,456
Prologis, Inc. REIT	216,922	27,065,358
Public Storage REIT	37,335	11,280,397
Realty Income Corp. REIT	151,300	9,580,316
Regency Centers Corp. REIT	32,900	2,012,822
SBA Communications Corp. REIT	25,300	6,605,071
Simon Property Group, Inc. REIT	79,180	8,865,785
UDR, Inc. REIT	66,700	2,738,702
Ventas, Inc. REIT	90,297	3,914,375
VICI Properties, Inc. REIT	234,200	7,639,604
Welltower, Inc. REIT	115,019	8,245,712
Weyerhaeuser Co. REIT	165,187	4,977,084
		206,144,291
UTILITIES — 2.8%
AES Corp.	147,636	3,555,075
Alliant Energy Corp.	58,200	3,107,880
Ameren Corp.	60,604	5,235,580
American Electric Power Co., Inc.	121,209	11,028,807
American Water Works Co., Inc.	47,500	6,958,275
Atmos Energy Corp.	32,300	3,629,228
CenterPoint Energy, Inc.	143,876	4,238,587
CMS Energy Corp.	68,655	4,214,044
Consolidated Edison, Inc.	86,352	8,261,296
Constellation Energy Corp.	73,794	5,792,829
Dominion Energy, Inc.	196,466	10,984,414
DTE Energy Co.	44,145	4,835,643
Duke Energy Corp.	179,792	17,344,534
Edison International	89,414	6,311,734
Entergy Corp.	47,698	5,138,982
Evergy, Inc.	55,999	3,422,659
Eversource Energy	78,717	6,160,392
Exelon Corp.	240,384	10,069,686
Security Description	Shares	Value
FirstEnergy Corp.	122,593	$4,911,076
NextEra Energy, Inc.	466,556	35,962,136
NiSource, Inc.	91,704	2,564,044
NRG Energy, Inc.	49,702	1,704,282
PG&E Corp. (a)	377,000	6,096,090
Pinnacle West Capital Corp.	27,704	2,195,265
PPL Corp.	184,019	5,113,888
Public Service Enterprise Group, Inc.	116,988	7,305,901
Sempra Energy	75,362	11,391,720
Southern Co.	258,259	17,969,661
WEC Energy Group, Inc.	73,582	6,974,838
Xcel Energy, Inc.	132,051	8,905,519
		231,384,065
TOTAL COMMON STOCKS (Cost $6,063,524,802)		8,098,619,826

SHORT-TERM INVESTMENTS — 3.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (d) (e)	269,610,669	269,610,669
State Street Navigator Securities Lending Portfolio II (c) (f)	6,337,127	6,337,127
TOTAL SHORT-TERM INVESTMENTS (Cost $275,947,796)		275,947,796
TOTAL INVESTMENTS — 100.7% (Cost $6,339,472,598)		8,374,567,622
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7)%		(56,747,656)
NET ASSETS — 100.0%		$8,317,819,966
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at March 31, 2023.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET EQUITY 500 INDEX II PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	1,027	06/16/2023	$203,729,699	$212,473,463	$8,743,764

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$8,098,619,826	$—	$—	$8,098,619,826
Short-Term Investments	275,947,796	—	—	275,947,796
TOTAL INVESTMENTS	$8,374,567,622	$—	$—	$8,374,567,622
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$8,743,764	$—	$—	$8,743,764
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$8,383,311,386	$—	$—	$8,383,311,386
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Corp.	82,878	$6,428,846	$—	$—	$—	$(155,810)	82,878	$6,273,036	$52,213
State Street Institutional U.S. Government Money Market Fund, Class G Shares	142,265,860	142,265,860	418,173,659	290,828,850	—	—	269,610,669	269,610,669	2,656,104
State Street Navigator Securities Lending Portfolio II	8,413,305	8,413,305	13,701,088	15,777,266	—	—	6,337,127	6,337,127	10,073
Total		$157,108,011	$431,874,747	$306,606,116	$—	$(155,810)		$282,220,832	$2,718,390
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments
March 31, 2023 (Unaudited)

State Street Aggregate Bond Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Aggregate Bond Index Portfolio. The Schedule of Investments for the State Street Aggregate Bond Index Portfolio follows.
Security Description	Principal Amount	Value
CORPORATE BONDS & NOTES — 24.4%
ADVERTISING — 0.0% (a)
Interpublic Group of Cos., Inc.:
2.40%, 3/1/2031	$100,000	$82,926
3.38%, 3/1/2041	70,000	52,433
4.65%, 10/1/2028	10,000	9,790
5.40%, 10/1/2048	25,000	24,073
Omnicom Group, Inc.:
2.45%, 4/30/2030	100,000	85,564
2.60%, 8/1/2031	200,000	170,120
Omnicom Group, Inc./Omnicom Capital, Inc. 3.60%, 4/15/2026	100,000	97,146
		522,052
AEROSPACE & DEFENSE — 0.5%
Boeing Co.:
2.20%, 2/4/2026	1,400,000	1,298,654
2.60%, 10/30/2025 (b)	35,000	32,865
2.75%, 2/1/2026	550,000	521,081
2.95%, 2/1/2030	50,000	44,043
3.25%, 2/1/2028	50,000	46,613
3.25%, 3/1/2028	25,000	23,025
3.38%, 6/15/2046	25,000	17,734
3.50%, 3/1/2039	250,000	194,965
3.55%, 3/1/2038	165,000	131,490
3.63%, 2/1/2031	30,000	27,417
3.65%, 3/1/2047	100,000	72,343
3.75%, 2/1/2050	50,000	37,752
3.83%, 3/1/2059	250,000	177,190
4.88%, 5/1/2025	335,000	334,340
5.04%, 5/1/2027	150,000	151,092
5.15%, 5/1/2030	200,000	201,268
5.71%, 5/1/2040	150,000	151,326
5.81%, 5/1/2050	200,000	201,086
5.93%, 5/1/2060	150,000	149,943
General Dynamics Corp.:
1.15%, 6/1/2026	35,000	31,779
2.25%, 6/1/2031	45,000	38,756
2.38%, 11/15/2024 (b)	250,000	241,395
2.85%, 6/1/2041	790,000	617,456
3.63%, 4/1/2030	100,000	95,782
4.25%, 4/1/2050	60,000	56,104
L3Harris Technologies, Inc.:
2.90%, 12/15/2029	15,000	13,249
3.83%, 4/27/2025	50,000	48,775
Security Description	Principal Amount	Value
3.85%, 12/15/2026	$50,000	$48,799
4.40%, 6/15/2028	100,000	98,052
Lockheed Martin Corp.:
1.85%, 6/15/2030	395,000	335,367
2.80%, 6/15/2050	400,000	290,436
3.55%, 1/15/2026	50,000	49,495
3.60%, 3/1/2035	50,000	46,581
3.90%, 6/15/2032	70,000	67,864
4.15%, 6/15/2053	500,000	455,060
4.70%, 5/15/2046	110,000	108,575
5.25%, 1/15/2033 (b)	500,000	533,225
5.70%, 11/15/2054	500,000	569,060
5.90%, 11/15/2063	500,000	585,615
Northrop Grumman Corp.:
2.93%, 1/15/2025	150,000	145,408
3.25%, 1/15/2028	150,000	142,539
4.03%, 10/15/2047	100,000	87,001
4.70%, 3/15/2033	205,000	207,058
4.75%, 6/1/2043	25,000	24,063
4.95%, 3/15/2053	165,000	164,269
Raytheon Technologies Corp.:
1.90%, 9/1/2031	125,000	102,049
2.25%, 7/1/2030	700,000	599,963
2.38%, 3/15/2032	750,000	629,820
2.82%, 9/1/2051	200,000	138,070
3.13%, 5/4/2027	200,000	189,722
3.13%, 7/1/2050	200,000	147,508
3.50%, 3/15/2027	136,000	131,541
4.13%, 11/16/2028	60,000	59,125
4.35%, 4/15/2047	450,000	406,543
4.45%, 11/16/2038	20,000	18,983
4.50%, 6/1/2042	100,000	94,621
4.63%, 11/16/2048	35,000	33,293
		11,467,228
AGRICULTURE — 0.3%
Altria Group, Inc.:
2.45%, 2/4/2032	250,000	196,800
3.40%, 2/4/2041	550,000	389,169
3.88%, 9/16/2046	100,000	71,890
4.40%, 2/14/2026	117,000	116,060
4.45%, 5/6/2050	500,000	367,680
4.50%, 5/2/2043	25,000	19,939
4.80%, 2/14/2029	40,000	39,719
5.80%, 2/14/2039	285,000	278,767
5.95%, 2/14/2049	75,000	71,026
Archer-Daniels-Midland Co.:
2.90%, 3/1/2032 (b)	115,000	102,127
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.25%, 3/27/2030	$250,000	$232,872
BAT Capital Corp.:
2.26%, 3/25/2028	525,000	450,896
2.73%, 3/25/2031	50,000	40,565
2.79%, 9/6/2024	70,000	67,491
3.22%, 8/15/2024	50,000	48,542
3.22%, 9/6/2026	100,000	94,175
3.46%, 9/6/2029	100,000	88,192
3.56%, 8/15/2027	100,000	92,996
3.73%, 9/25/2040	30,000	21,457
3.98%, 9/25/2050	250,000	170,265
4.39%, 8/15/2037	100,000	81,623
4.54%, 8/15/2047	105,000	78,042
4.70%, 4/2/2027	250,000	245,347
4.76%, 9/6/2049	100,000	76,363
BAT International Finance PLC:
1.67%, 3/25/2026	525,000	478,138
4.45%, 3/16/2028	250,000	237,712
Bunge Ltd. Finance Corp.:
2.75%, 5/14/2031 (b)	200,000	170,022
3.75%, 9/25/2027	30,000	28,828
Philip Morris International, Inc.:
0.88%, 5/1/2026 (b)	150,000	134,528
1.75%, 11/1/2030 (b)	150,000	120,740
2.10%, 5/1/2030	550,000	458,760
2.75%, 2/25/2026	125,000	118,460
3.13%, 3/2/2028	200,000	186,812
4.13%, 3/4/2043	25,000	20,408
4.25%, 11/10/2044	250,000	207,915
4.50%, 3/20/2042	50,000	43,431
4.88%, 2/13/2026	100,000	100,733
4.88%, 2/15/2028	100,000	100,864
5.13%, 2/15/2030	100,000	101,072
5.38%, 2/15/2033	100,000	102,187
5.75%, 11/17/2032	750,000	786,780
Reynolds American, Inc.:
5.70%, 8/15/2035	25,000	23,581
5.85%, 8/15/2045	175,000	157,770
		7,020,744
AIRLINES — 0.1%
American Airlines Pass-Through Trust:
Series AA, Class AA, 3.15%, 8/15/2033	62,796	54,600
Series AA, Class AA, 3.35%, 4/15/2031	75,645	67,462
Delta Air Lines Pass-Through Trust Series AA, Class AA, 2.00%, 12/10/2029	85,052	74,685
JetBlue Pass-Through Trust Series 2020-1, Class A, 4.00%, 5/15/2034	21,728	19,956
Security Description	Principal Amount	Value
Southwest Airlines Co.:
2.63%, 2/10/2030	$100,000	$85,029
5.13%, 6/15/2027	100,000	99,837
5.25%, 5/4/2025 (b)	90,000	90,288
United Airlines Pass-Through Trust:
Series 20-1, Class A, 5.88%, 4/15/2029	445,175	442,254
Series 2020-1, Class B, 4.88%, 7/15/2027	405,160	390,692
Series AA, Class AA, 2.70%, 11/1/2033	57,494	48,370
Series AA, Class AA, 3.10%, 1/7/2030	35,489	32,436
Series AA, Class AA, 3.50%, 9/1/2031	90,198	80,661
Series AA, Class AA, 4.15%, 2/25/2033	60,007	53,805
		1,540,075
APPAREL — 0.1%
NIKE, Inc.:
2.38%, 11/1/2026	50,000	47,006
2.40%, 3/27/2025	500,000	485,340
2.85%, 3/27/2030	500,000	459,735
3.25%, 3/27/2040	200,000	169,572
3.38%, 3/27/2050 (b)	150,000	123,762
3.88%, 11/1/2045	30,000	27,145
Ralph Lauren Corp.:
2.95%, 6/15/2030	15,000	13,502
3.75%, 9/15/2025 (b)	25,000	24,504
VF Corp.:
2.40%, 4/23/2025	100,000	94,311
2.95%, 4/23/2030 (b)	65,000	54,722
		1,499,599
AUTO MANUFACTURERS — 0.4%
American Honda Finance Corp.:
1.50%, 1/13/2025	100,000	94,677
Series MTN, 0.75%, 8/9/2024	65,000	61,608
Series MTN, 1.30%, 9/9/2026	85,000	76,323
Series MTN, 2.00%, 3/24/2028	115,000	102,284
Series MTN, 2.15%, 9/10/2024	100,000	96,413
Series MTN, 2.25%, 1/12/2029	100,000	88,345
Cummins, Inc. 1.50%, 9/1/2030	200,000	163,690
General Motors Co.:
5.15%, 4/1/2038	200,000	180,700
5.20%, 4/1/2045	200,000	167,778
6.13%, 10/1/2025	250,000	254,370
6.60%, 4/1/2036	100,000	103,067

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.75%, 4/1/2046	$25,000	$25,345
General Motors Financial Co., Inc.:
1.20%, 10/15/2024	45,000	42,198
1.25%, 1/8/2026	500,000	450,215
1.50%, 6/10/2026	500,000	445,300
2.40%, 4/10/2028	100,000	87,284
2.40%, 10/15/2028	1,000,000	856,710
2.70%, 6/10/2031	500,000	400,925
3.95%, 4/13/2024	150,000	147,462
4.00%, 1/15/2025	35,000	34,124
4.30%, 4/6/2029	150,000	139,758
4.35%, 1/17/2027	185,000	179,404
5.00%, 4/9/2027	500,000	494,490
5.25%, 3/1/2026	100,000	100,013
6.00%, 1/9/2028	100,000	102,333
6.05%, 10/10/2025	500,000	508,325
Honda Motor Co. Ltd. 2.53%, 3/10/2027	750,000	703,402
PACCAR Financial Corp.:
2.00%, 2/4/2027	105,000	96,370
4.60%, 1/10/2028	100,000	101,586
4.95%, 10/3/2025	50,000	50,477
Series MTN, 0.90%, 11/8/2024	75,000	70,820
Series MTN, 1.10%, 5/11/2026	70,000	63,298
Toyota Motor Credit Corp.:
3.65%, 8/18/2025	500,000	489,400
4.40%, 9/20/2024 (b)	250,000	249,517
4.63%, 1/12/2028 (b)	125,000	126,499
4.80%, 1/10/2025	500,000	503,405
5.45%, 11/10/2027	200,000	207,660
Series GMTN, 3.05%, 1/11/2028	50,000	47,219
Series MTN, 0.80%, 10/16/2025	100,000	91,172
Series MTN, 1.15%, 8/13/2027	60,000	52,326
Series MTN, 1.80%, 2/13/2025	150,000	142,823
Series MTN, 1.90%, 4/6/2028	100,000	89,014
Series MTN, 2.90%, 4/17/2024	50,000	48,946
Series MTN, 3.00%, 4/1/2025	500,000	484,380
Series MTN, 3.40%, 4/14/2025	100,000	97,583
		9,119,038
AUTO PARTS & EQUIPMENT — 0.1%
Aptiv PLC:
3.10%, 12/1/2051	250,000	158,522
4.35%, 3/15/2029	45,000	43,427
4.40%, 10/1/2046	30,000	23,786
Security Description	Principal Amount	Value
Aptiv PLC/Aptiv Corp. 4.15%, 5/1/2052	$500,000	$390,795
BorgWarner, Inc. 2.65%, 7/1/2027	50,000	45,923
Lear Corp.:
3.50%, 5/30/2030	25,000	22,053
4.25%, 5/15/2029	25,000	23,666
5.25%, 5/15/2049 (b)	30,000	26,586
Magna International, Inc.:
5.50%, 3/21/2033	200,000	207,506
5.98%, 3/21/2026	200,000	201,600
		1,143,864
BANKS — 5.5%
Australia & New Zealand Banking Group Ltd. 5.09%, 12/8/2025	250,000	252,177
Banco Bilbao Vizcaya Argentaria SA:
1.13%, 9/18/2025	200,000	180,874
1 year CMT + 2.30%, 5.86%, 9/14/2026 (c)	200,000	197,586
Banco Santander SA:
1.85%, 3/25/2026	200,000	179,126
2.75%, 5/28/2025	200,000	188,192
2.75%, 12/3/2030	200,000	156,398
2.96%, 3/25/2031	200,000	164,256
3.89%, 5/24/2024	200,000	195,866
4.38%, 4/12/2028	200,000	189,386
5.15%, 8/18/2025	200,000	196,676
1 year CMT + 0.90%, 1.72%, 9/14/2027 (c)	200,000	174,198
1 year CMT + 1.60%, 3.23%, 11/22/2032 (b) (c)	400,000	311,108
Bank of America Corp.:
6.11%, 1/29/2037	75,000	79,105
3 Month USD LIBOR + 0.81%, 3.37%, 1/23/2026 (c)	250,000	240,467
3 Month USD LIBOR + 1.04%, 3.42%, 12/20/2028 (c)	750,000	697,395
3 Month USD LIBOR + 1.19%, 3.95%, 1/23/2049 (c)	100,000	80,693
3 Month USD LIBOR + 1.81%, 4.24%, 4/24/2038 (c)	200,000	179,950
5 Year CMT + 1.20%, 2.48%, 9/21/2036 (c)	200,000	151,508
5 Year CMT + 2.00%, 3.85%, 3/8/2037 (c)	200,000	171,694
SOFR + 0.69%, 0.98%, 4/22/2025 (c)	150,000	142,913
SOFR + 0.96%, 1.73%, 7/22/2027 (c)	770,000	689,265

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.05%, 2.55%, 2/4/2028 (c)	$200,000	$182,050
SOFR + 1.11%, 3.84%, 4/25/2025 (c)	250,000	245,357
SOFR + 1.21%, 2.57%, 10/20/2032 (c)	200,000	163,484
SOFR + 1.22%, 2.30%, 7/21/2032 (c)	200,000	161,158
SOFR + 1.29%, 5.08%, 1/20/2027 (c)	700,000	698,481
SOFR + 1.32%, 2.69%, 4/22/2032 (c)	150,000	125,252
SOFR + 1.33%, 2.97%, 2/4/2033 (c)	875,000	737,432
SOFR + 1.33%, 3.38%, 4/2/2026 (c)	500,000	479,835
SOFR + 1.56%, 2.97%, 7/21/2052 (c)	200,000	134,814
SOFR + 1.58%, 3.31%, 4/22/2042 (c)	700,000	539,035
SOFR + 1.58%, 4.38%, 4/27/2028 (c)	250,000	242,385
SOFR + 1.75%, 4.83%, 7/22/2026 (c)	250,000	247,007
SOFR + 1.83%, 4.57%, 4/27/2033 (c)	500,000	475,660
SOFR + 1.99%, 6.20%, 11/10/2028 (c)	325,000	339,752
SOFR + 2.04%, 4.95%, 7/22/2028 (c)	250,000	248,690
SOFR + 2.15%, 2.59%, 4/29/2031 (c)	735,000	622,523
SOFR + 2.16%, 5.02%, 7/22/2033 (b) (c)	500,000	493,890
Series GMTN, 3.50%, 4/19/2026	130,000	124,978
Series GMTN, 3 Month USD LIBOR + 1.37%, 3.59%, 7/21/2028 (c)	250,000	235,032
Series L, 3.95%, 4/21/2025	50,000	48,454
Series MTN, 4.00%, 4/1/2024	50,000	49,415
Series MTN, 4.20%, 8/26/2024	50,000	49,200
Series MTN, 4.88%, 4/1/2044	50,000	47,180
Series MTN, 5.00%, 1/21/2044	100,000	97,563
Series MTN, 3 Month USD LIBOR + 0.64%, 2.02%, 2/13/2026 (c)	500,000	468,735
Series MTN, 3 Month USD LIBOR + 0.87%, 2.46%, 10/22/2025 (b) (c)	75,000	71,446
Series MTN, 3 Month USD LIBOR + 0.99%, 2.50%, 2/13/2031 (c)	250,000	211,868
Security Description	Principal Amount	Value
Series MTN, 3 Month USD LIBOR + 1.06%, 3.56%, 4/23/2027 (c)	$250,000	$238,275
Series MTN, 3 Month USD LIBOR + 1.09%, 3.09%, 10/1/2025 (b) (c)	250,000	240,737
Series MTN, 3 Month USD LIBOR + 1.18%, 3.19%, 7/23/2030 (c)	100,000	88,831
Series MTN, 3 Month USD LIBOR + 1.19%, 2.88%, 10/22/2030 (c)	75,000	65,225
Series MTN, 3 Month USD LIBOR + 1.21%, 3.97%, 2/7/2030 (c)	150,000	140,462
Series MTN, 3 Month USD LIBOR + 1.31%, 4.27%, 7/23/2029 (c)	500,000	481,235
Series MTN, 3 Month USD LIBOR + 1.32%, 4.08%, 4/23/2040 (c)	150,000	130,161
Series MTN, 3 Month USD LIBOR + 1.99%, 4.44%, 1/20/2048 (c)	150,000	132,825
Series MTN, 3 Month USD LIBOR + 3.15%, 4.08%, 3/20/2051 (c)	600,000	490,764
Series MTN, SOFR + 0.91%, 0.98%, 9/25/2025 (c)	250,000	233,483
Series MTN, SOFR + 1.01%, 1.20%, 10/24/2026 (c)	100,000	89,848
Series MTN, SOFR + 1.06%, 2.09%, 6/14/2029 (c)	700,000	602,287
Series MTN, SOFR + 1.15%, 1.32%, 6/19/2026 (c)	200,000	182,800
Series MTN, SOFR + 1.37%, 1.92%, 10/24/2031 (c)	100,000	79,850
Series MTN, SOFR + 1.53%, 1.90%, 7/23/2031 (c)	500,000	400,855
Series MTN, SOFR + 1.88%, 2.83%, 10/24/2051 (c)	275,000	180,700
Series MTN, SOFR + 1.93%, 2.68%, 6/19/2041 (c)	350,000	247,422
Series N, SOFR + 0.91%, 1.66%, 3/11/2027 (c)	600,000	542,802
Series N, SOFR + 1.22%, 2.65%, 3/11/2032 (c)	150,000	125,328
Series N, SOFR + 1.65%, 3.48%, 3/13/2052 (c)	350,000	262,818

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Bank of Montreal:
5.20%, 12/12/2024	$75,000	$75,072
5.20%, 2/1/2028	100,000	100,845
5 Year CMT + 1.40%, 3.09%, 1/10/2037 (c)	200,000	159,734
Series H, 4.25%, 9/14/2024	250,000	246,892
Series MTN, 1.25%, 9/15/2026	100,000	88,413
Series MTN, 1.50%, 1/10/2025 (b)	500,000	470,180
Series MTN, 1.85%, 5/1/2025	500,000	468,500
Series MTN, 2.50%, 6/28/2024	65,000	62,854
Bank of New York Mellon Corp.:
3.35%, 4/25/2025	200,000	193,518
SOFR + 1.82%, 5.80%, 10/25/2028 (c)	145,000	150,604
SOFR + 2.07%, 5.83%, 10/25/2033 (c)	115,000	122,836
Series G, 3.00%, 2/24/2025	100,000	96,571
Series J, 0.85%, 10/25/2024 (b)	150,000	140,504
Series J, 1.90%, 1/25/2029	150,000	126,929
Series MTN, 0.50%, 4/26/2024 (b)	100,000	95,156
Series MTN, 0.75%, 1/28/2026	250,000	222,848
Series MTN, 1.65%, 7/14/2028 (b)	100,000	87,064
Series MTN, 3.25%, 5/16/2027	100,000	94,739
Series MTN, 3.30%, 8/23/2029	250,000	229,975
Series MTN, 3 Month USD LIBOR + 1.07%, 3.44%, 2/7/2028 (c)	250,000	239,095
Bank of Nova Scotia:
0.70%, 4/15/2024	165,000	157,691
1.05%, 3/2/2026	250,000	223,930
1.30%, 6/11/2025	150,000	138,366
1.30%, 9/15/2026	200,000	176,738
1.35%, 6/24/2026 (b)	100,000	89,197
2.15%, 8/1/2031	100,000	80,938
2.95%, 3/11/2027 (b)	100,000	93,344
3.45%, 4/11/2025	600,000	581,970
4.75%, 2/2/2026	500,000	497,105
4.85%, 2/1/2030	85,000	83,952
5.25%, 12/6/2024	500,000	501,160
Barclays PLC:
4.38%, 1/12/2026	50,000	48,416
5.25%, 8/17/2045	25,000	23,677
1 year CMT + 1.05%, 2.28%, 11/24/2027 (c)	200,000	175,822
Security Description	Principal Amount	Value
1 year CMT + 1.20%, 2.67%, 3/10/2032 (c)	$200,000	$157,876
1 year CMT + 1.30%, 2.89%, 11/24/2032 (c)	200,000	159,356
1 year CMT + 1.30%, 3.33%, 11/24/2042 (c)	250,000	179,650
1 year CMT + 1.70%, 3.81%, 3/10/2042 (c)	550,000	392,617
1 year CMT + 2.30%, 5.30%, 8/9/2026 (c)	250,000	245,072
1 year CMT + 3.05%, 7.33%, 11/2/2026 (c)	200,000	205,678
1 year CMT + 3.30%, 7.39%, 11/2/2028 (c)	200,000	211,770
1 year CMT + 3.50%, 7.44%, 11/2/2033 (c)	700,000	773,059
3 Month USD LIBOR + 1.61%, 3.93%, 5/7/2025 (c)	250,000	243,272
3 Month USD LIBOR + 1.90%, 4.97%, 5/16/2029 (c)	200,000	192,910
SOFR + 2.71%, 2.85%, 5/7/2026 (c)	200,000	186,890
5 Year CMT + 2.90%, 3.56%, 9/23/2035 (c)	250,000	196,363
BNP Paribas SA Series MTN, 4.25%, 10/15/2024	250,000	242,677
BPCE SA 4.00%, 4/15/2024	250,000	245,425
Canadian Imperial Bank of Commerce:
0.95%, 10/23/2025 (b)	45,000	40,784
1.25%, 6/22/2026	100,000	89,456
3.10%, 4/2/2024	100,000	97,718
3.60%, 4/7/2032 (b)	90,000	81,910
3.95%, 8/4/2025	250,000	243,782
Citigroup, Inc.:
3.20%, 10/21/2026	300,000	283,176
3.75%, 6/16/2024	25,000	24,585
4.13%, 7/25/2028	70,000	66,262
4.30%, 11/20/2026	50,000	48,445
4.40%, 6/10/2025	250,000	243,672
4.45%, 9/29/2027	150,000	145,470
4.65%, 7/30/2045	25,000	22,760
4.65%, 7/23/2048	250,000	231,618
5.30%, 5/6/2044	50,000	47,601
6.68%, 9/13/2043	175,000	195,638
3 Month SOFR + 1.16%, 3.35%, 4/24/2025 (c)	250,000	243,775
3 Month SOFR + 1.41%, 3.52%, 10/27/2028 (c)	250,000	233,822
3 Month SOFR + 1.45%, 4.08%, 4/23/2029 (c)	250,000	238,245
3 Month SOFR + 1.65%, 3.67%, 7/24/2028 (c)	100,000	94,726

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 Month SOFR + 1.82%, 3.89%, 1/10/2028 (c)	$250,000	$239,312
3 Month SOFR + 2.10%, 4.28%, 4/24/2048 (c)	150,000	129,915
SOFR + 0.53%, 1.28%, 11/3/2025 (c)	60,000	56,036
SOFR + 0.69%, 2.01%, 1/25/2026 (c)	145,000	136,573
SOFR + 0.77%, 1.12%, 1/28/2027 (c)	1,000,000	893,360
SOFR + 0.77%, 1.46%, 6/9/2027 (c)	500,000	444,270
SOFR + 1.17%, 2.56%, 5/1/2032 (c)	860,000	712,553
SOFR + 1.18%, 2.52%, 11/3/2032 (c)	145,000	118,485
SOFR + 1.35%, 3.06%, 1/25/2033 (c)	135,000	114,562
SOFR + 1.42%, 2.98%, 11/5/2030 (c)	100,000	87,642
SOFR + 1.55%, 5.61%, 9/29/2026 (c)	500,000	502,975
SOFR + 1.89%, 4.66%, 5/24/2028 (c)	500,000	494,360
SOFR + 1.94%, 3.79%, 3/17/2033 (c)	500,000	448,350
SOFR + 2.09%, 4.91%, 5/24/2033 (c)	500,000	490,040
SOFR + 2.11%, 2.57%, 6/3/2031 (c)	150,000	126,600
SOFR + 2.34%, 6.27%, 11/17/2033 (c)	885,000	957,189
SOFR + 2.84%, 3.11%, 4/8/2026 (c)	250,000	239,042
SOFR + 3.91%, 4.41%, 3/31/2031 (c)	250,000	237,827
SOFR + 4.55%, 5.32%, 3/26/2041 (c)	250,000	248,135
Series VAR, SOFR + 1.28%, 3.07%, 2/24/2028 (c)	200,000	186,056
Citizens Bank NA Series BKNT, 2.25%, 4/28/2025	250,000	223,965
Citizens Financial Group, Inc.:
2.50%, 2/6/2030	75,000	59,235
2.85%, 7/27/2026	25,000	21,348
Comerica Bank SOFR + 2.61%, 5.33%, 8/25/2033 (c)	250,000	217,023
Comerica, Inc. 4.00%, 2/1/2029	50,000	39,567
Commonwealth Bank of Australia 5.08%, 1/10/2025	500,000	502,355
Cooperatieve Rabobank UA:
4.38%, 8/4/2025	250,000	241,945
Security Description	Principal Amount	Value
5.75%, 12/1/2043 (b)	$50,000	$50,859
Series BKNT, 3.75%, 7/21/2026	500,000	472,670
Credit Suisse AG:
2.95%, 4/9/2025	500,000	464,575
7.50%, 2/15/2028	500,000	530,390
Series MTN, 3.63%, 9/9/2024	500,000	477,855
Deutsche Bank AG:
0.90%, 5/28/2024	150,000	140,891
3.70%, 5/30/2024	50,000	47,487
SOFR + 1.22%, 2.31%, 11/16/2027 (c)	500,000	423,115
SOFR + 1.32%, 2.55%, 1/7/2028 (c)	500,000	425,910
SOFR + 1.87%, 2.13%, 11/24/2026 (c)	500,000	430,245
SOFR + 3.18%, 6.72%, 1/18/2029 (c)	150,000	149,352
SOFR + 3.65%, 7.08%, 2/10/2034 (c)	200,000	185,248
Discover Bank Series BKNT, 3.45%, 7/27/2026	25,000	23,038
Fifth Third Bancorp:
2.55%, 5/5/2027	500,000	429,210
3.95%, 3/14/2028 (b)	100,000	90,309
SOFR + 1.36%, 4.06%, 4/25/2028 (c)	60,000	55,095
Fifth Third Bank NA:
SOFR + 1.23%, 5.85%, 10/27/2025 (c)	250,000	246,992
Series BKNT, 3.85%, 3/15/2026 (b)	225,000	205,520
Goldman Sachs Group, Inc.:
2.60%, 2/7/2030	750,000	644,092
3.50%, 1/23/2025	50,000	48,655
3.50%, 4/1/2025	250,000	242,765
3.50%, 11/16/2026	250,000	238,785
3.75%, 2/25/2026	50,000	48,634
3.80%, 3/15/2030	250,000	232,855
4.75%, 10/21/2045	50,000	46,198
5.15%, 5/22/2045	250,000	237,482
5.95%, 1/15/2027	50,000	51,481
6.25%, 2/1/2041	200,000	220,364
6.75%, 10/1/2037	150,000	162,660
3 Month USD LIBOR + 1.30%, 4.22%, 5/1/2029 (c)	500,000	477,170
3 Month USD LIBOR + 1.37%, 4.02%, 10/31/2038 (c)	200,000	172,904
3 Month USD LIBOR + 1.43%, 4.41%, 4/23/2039 (c)	350,000	315,147

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 Month USD LIBOR + 1.51%, 3.69%, 6/5/2028 (c)	$250,000	$237,227
SOFR + 0.61%, 0.86%, 2/12/2026 (c)	535,000	489,466
SOFR + 0.80%, 1.43%, 3/9/2027 (c)	80,000	71,509
SOFR + 0.82%, 1.54%, 9/10/2027 (c)	150,000	132,032
SOFR + 0.91%, 1.95%, 10/21/2027 (c)	230,000	205,397
SOFR + 1.09%, 1.99%, 1/27/2032 (c)	90,000	71,783
SOFR + 1.11%, 2.64%, 2/24/2028 (c)	590,000	538,670
SOFR + 1.26%, 2.65%, 10/21/2032 (c)	115,000	94,837
SOFR + 1.28%, 2.62%, 4/22/2032 (c)	180,000	149,935
SOFR + 1.41%, 3.10%, 2/24/2033 (b) (c)	200,000	171,412
SOFR + 1.51%, 3.21%, 4/22/2042 (c)	155,000	116,712
SOFR + 1.63%, 3.44%, 2/24/2043 (c)	850,000	654,738
SOFR + 1.73%, 4.48%, 8/23/2028 (c)	385,000	376,653
SOFR + 1.85%, 3.62%, 3/15/2028 (c)	500,000	473,450
3 Month USD LIBOR + 1.20%, 3.27%, 9/29/2025 (c)	325,000	315,152
SOFR + 1.25%, 2.38%, 7/21/2032 (c)	525,000	427,087
Series MTN, 4.80%, 7/8/2044	50,000	46,459
Series VAR, SOFR + 0.79%, 1.09%, 12/9/2026 (c)	450,000	402,745
HSBC Holdings PLC:
4.30%, 3/8/2026	250,000	244,252
4.95%, 3/31/2030	250,000	245,232
5.25%, 3/14/2044	250,000	220,688
6.50%, 9/15/2037	200,000	196,504
3 Month USD LIBOR + 1.35%, 4.29%, 9/12/2026 (c)	200,000	191,380
3 Month USD LIBOR + 1.53%, 4.58%, 6/19/2029 (c)	250,000	237,790
3 Month USD LIBOR + 1.55%, 4.04%, 3/13/2028 (c)	250,000	235,375
SOFR + 0.71%, 0.98%, 5/24/2025 (c)	550,000	517,830
SOFR + 1.19%, 2.80%, 5/24/2032 (c)	200,000	163,436
Security Description	Principal Amount	Value
SOFR + 1.29%, 1.59%, 5/24/2027 (c)	$750,000	$661,147
SOFR + 1.29%, 2.21%, 8/17/2029 (c)	200,000	168,160
SOFR + 1.54%, 1.65%, 4/18/2026 (c)	350,000	319,802
SOFR + 1.73%, 2.01%, 9/22/2028 (c)	200,000	171,368
SOFR + 1.93%, 2.10%, 6/4/2026 (c)	500,000	459,440
SOFR + 1.97%, 6.16%, 3/9/2029 (c)	750,000	770,977
SOFR + 2.39%, 2.85%, 6/4/2031 (c)	200,000	168,054
SOFR + 2.39%, 6.25%, 3/9/2034 (c)	200,000	209,080
SOFR + 2.53%, 4.76%, 3/29/2033 (c)	500,000	455,910
SOFR + 2.65%, 6.33%, 3/9/2044	1,000,000	1,055,750
SOFR + 2.87%, 5.40%, 8/11/2033 (c)	250,000	247,097
SOFR + 3.03%, 7.34%, 11/3/2026 (b) (c)	500,000	520,270
SOFR + 3.35%, 7.39%, 11/3/2028 (c)	500,000	534,435
SOFR + 4.25%, 8.11%, 11/3/2033 (c)	500,000	558,360
HSBC USA, Inc. 5.63%, 3/17/2025	550,000	551,688
Huntington Bancshares, Inc. 4.00%, 5/15/2025	100,000	94,335
Huntington National Bank SOFR + 1.65%, 4.55%, 5/17/2028 (c)	250,000	234,837
ING Groep NV:
3.55%, 4/9/2024	200,000	196,224
4.55%, 10/2/2028	200,000	191,924
SOFR + 1.83%, 4.02%, 3/28/2028 (c)	200,000	189,840
SOFR + 1.01%, 1.73%, 4/1/2027 (c)	500,000	445,090
JPMorgan Chase & Co.:
2.95%, 10/1/2026 (b)	350,000	330,774
4.13%, 12/15/2026	50,000	48,824
4.25%, 10/1/2027	80,000	78,484
4.85%, 2/1/2044	50,000	48,072
4.95%, 6/1/2045	50,000	47,343
5.40%, 1/6/2042	50,000	51,378
5.50%, 10/15/2040	150,000	154,883
5.63%, 8/16/2043	250,000	257,717
3 Month SOFR + 0.58%, 0.97%, 6/23/2025 (c)	100,000	94,727
3 Month SOFR + 0.70%, 1.04%, 2/4/2027 (c)	250,000	223,130
3 Month SOFR + 1.11%, 1.76%, 11/19/2031 (c)	100,000	79,760

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3 Month SOFR + 1.59%, 2.01%, 3/13/2026 (c)	$720,000	$678,262
3 Month SOFR + 3.79%, 4.49%, 3/24/2031 (c)	250,000	243,080
3 Month USD LIBOR + 0.95%, 3.51%, 1/23/2029 (c)	185,000	173,264
3 Month USD LIBOR + 1.16%, 3.70%, 5/6/2030 (c)	125,000	116,299
3 Month USD LIBOR + 1.26%, 4.20%, 7/23/2029 (c)	200,000	193,146
3 Month USD LIBOR + 1.34%, 3.78%, 2/1/2028 (c)	250,000	239,260
3 Month USD LIBOR + 1.36%, 3.88%, 7/24/2038 (c)	200,000	176,096
3 Month USD LIBOR + 1.38%, 3.54%, 5/1/2028 (c)	200,000	189,218
3 Month USD LIBOR + 1.38%, 3.96%, 11/15/2048 (c)	100,000	82,888
3 Month USD LIBOR + 1.46%, 4.03%, 7/24/2048 (c)	50,000	42,066
3 Month USD LIBOR + 1.58%, 4.26%, 2/22/2048 (c)	100,000	87,283
SOFR + 0.49%, 0.77%, 8/9/2025 (c)	165,000	154,796
SOFR + 0.54%, 0.82%, 6/1/2025 (c)	750,000	710,625
SOFR + 0.61%, 1.56%, 12/10/2025 (c)	700,000	656,019
SOFR + 0.77%, 1.47%, 9/22/2027 (c)	115,000	101,651
SOFR + 0.80%, 1.05%, 11/19/2026 (c)	600,000	536,460
SOFR + 0.89%, 1.58%, 4/22/2027 (c)	135,000	121,277
SOFR + 0.92%, 2.60%, 2/24/2026 (c)	200,000	190,140
SOFR + 0.98%, 3.85%, 6/14/2025 (c)	200,000	196,530
SOFR + 1.07%, 1.95%, 2/4/2032 (c)	650,000	522,957
SOFR + 1.07%, 5.55%, 12/15/2025 (c)	500,000	503,325
SOFR + 1.17%, 2.95%, 2/24/2028 (c)	620,000	575,248
SOFR + 1.18%, 2.55%, 11/8/2032 (c)	155,000	128,666
SOFR + 1.25%, 2.58%, 4/22/2032 (c)	905,000	762,309
Security Description	Principal Amount	Value
SOFR + 1.26%, 2.96%, 1/25/2033 (c)	$100,000	$85,597
SOFR + 1.46%, 3.16%, 4/22/2042 (c)	200,000	152,216
SOFR + 1.51%, 2.53%, 11/19/2041 (c)	100,000	69,990
SOFR + 1.56%, 4.32%, 4/26/2028 (c)	500,000	488,415
SOFR + 1.58%, 3.33%, 4/22/2052 (c)	485,000	355,345
SOFR + 1.75%, 4.57%, 6/14/2030 (c)	140,000	136,275
SOFR + 1.85%, 2.08%, 4/22/2026 (c)	250,000	234,780
SOFR + 1.89%, 2.18%, 6/1/2028 (c)	200,000	179,290
SOFR + 1.99%, 4.85%, 7/25/2028 (c)	500,000	499,195
SOFR + 2.04%, 2.52%, 4/22/2031 (c)	500,000	427,665
SOFR + 2.08%, 4.91%, 7/25/2033 (b) (c)	1,000,000	994,270
SOFR + 2.44%, 3.11%, 4/22/2051 (c)	250,000	177,133
SOFR + 2.46%, 3.11%, 4/22/2041 (c)	165,000	125,976
SOFR + 2.52%, 2.96%, 5/13/2031 (c)	565,000	486,555
SOFR + 2.58%, 5.72%, 9/14/2033 (c)	750,000	765,232
KeyBank NA:
5.85%, 11/15/2027 (b)	250,000	246,045
Series BKNT, 3.40%, 5/20/2026	25,000	22,167
Series BKNT, 4.39%, 12/14/2027	300,000	274,632
KeyCorp:
SOFR + 1.25%, 3.88%, 5/23/2025 (c)	85,000	81,841
Series MTN, 2.25%, 4/6/2027	100,000	84,952
Series MTN, 4.15%, 10/29/2025	65,000	61,132
Kreditanstalt fuer Wiederaufbau:
1.00%, 10/1/2026	500,000	454,455
1.25%, 1/31/2025	500,000	474,250
3.00%, 5/20/2027	225,000	218,680
3.75%, 2/15/2028 (b)	425,000	425,714
Landwirtschaftliche Rentenbank:
2.00%, 1/13/2025	25,000	24,055
Series GMTN, 1.75%, 7/27/2026	50,000	46,704
Lloyds Banking Group PLC:
3.75%, 1/11/2027	100,000	93,644
4.34%, 1/9/2048	200,000	155,034

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 8/16/2028	$250,000	$237,332
4.65%, 3/24/2026	100,000	95,184
1 year CMT + 0.85%, 1.63%, 5/11/2027 (c)	200,000	176,552
1 year CMT + 1.75%, 4.72%, 8/11/2026 (c)	250,000	243,242
1 year CMT + 2.30%, 4.98%, 8/11/2033 (c)	250,000	239,462
1 year CMT + 3.50%, 3.87%, 7/9/2025 (c)	250,000	243,027
1 year CMT + 3.75%, 7.95%, 11/15/2033 (c)	250,000	276,422
1 year CMT + 1.60%, 3.51%, 3/18/2026 (c)	200,000	190,366
1 year CMT + 1.80%, 3.75%, 3/18/2028 (c)	200,000	185,896
M&T Bank Corp.:
SOFR + 1.78%, 4.55%, 8/16/2028 (c)	165,000	152,470
SOFR + 1.85%, 5.05%, 1/27/2034 (c)	500,000	462,640
Manufacturers & Traders Trust Co.:
4.70%, 1/27/2028	500,000	468,335
5.40%, 11/21/2025	250,000	241,437
Mitsubishi UFJ Financial Group, Inc.:
1.41%, 7/17/2025	500,000	458,770
2.19%, 2/25/2025	250,000	235,532
2.76%, 9/13/2026	25,000	23,102
3.29%, 7/25/2027 (b)	50,000	46,882
3.68%, 2/22/2027 (b)	50,000	48,234
3.74%, 3/7/2029	250,000	233,922
3.78%, 3/2/2025 (b)	50,000	48,749
3.85%, 3/1/2026	25,000	23,971
3.96%, 3/2/2028	50,000	48,168
4.05%, 9/11/2028 (b)	100,000	97,473
4.29%, 7/26/2038 (b)	35,000	31,624
1 year CMT + 0.55%, 0.95%, 7/19/2025 (c)	100,000	94,166
1 year CMT + 0.67%, 1.64%, 10/13/2027 (c)	500,000	439,565
1 year CMT + 0.75%, 1.54%, 7/20/2027 (c)	100,000	88,431
1 year CMT + 1.08%, 5.72%, 2/20/2026 (c)	500,000	501,255
1 year CMT + 1.53%, 5.48%, 2/22/2031 (c)	200,000	201,578
1 year CMT + 1.55%, 5.06%, 9/12/2025 (c)	450,000	446,715
1 year CMT + 1.63%, 5.44%, 2/22/2034 (b) (c)	200,000	202,070
1 year CMT + 1.90%, 5.35%, 9/13/2028 (b) (c)	200,000	200,618
1 year CMT + 2.13%, 5.47%, 9/13/2033 (b) (c)	200,000	201,478
Security Description	Principal Amount	Value
1 year CMT + 0.95%, 2.31%, 7/20/2032 (c)	$500,000	$400,625
Mizuho Financial Group, Inc.:
2.56%, 9/13/2031	215,000	169,242
4.02%, 3/5/2028	200,000	188,850
1 year CMT + 1.80%, 5.75%, 5/27/2034 (c)	200,000	204,218
1 year CMT + 2.05%, 5.41%, 9/13/2028 (c)	200,000	200,786
SOFR + 1.24%, 2.84%, 7/16/2025 (c)	200,000	192,562
SOFR + 1.57%, 2.87%, 9/13/2030 (b) (c)	200,000	172,358
SOFR + 1.77%, 2.20%, 7/10/2031 (c)	500,000	406,725
Morgan Stanley:
3.63%, 1/20/2027	100,000	96,236
3.95%, 4/23/2027	25,000	24,151
4.30%, 1/27/2045	50,000	43,850
4.38%, 1/22/2047	100,000	89,612
6.38%, 7/24/2042	65,000	72,985
3 Month USD LIBOR + 1.34%, 3.59%, 7/22/2028 (c)	100,000	94,528
3 Month USD LIBOR + 1.43%, 4.46%, 4/22/2039 (c)	250,000	229,418
3 Month USD LIBOR + 1.46%, 3.97%, 7/22/2038 (c)	100,000	88,163
5 Year CMT + 2.43%, 5.95%, 1/19/2038 (c)	135,000	133,947
SOFR + 0.53%, 0.79%, 5/30/2025 (c)	150,000	142,032
SOFR + 0.72%, 0.99%, 12/10/2026 (c)	450,000	401,071
SOFR + 0.88%, 1.59%, 5/4/2027 (c)	245,000	220,642
SOFR + 0.94%, 2.63%, 2/18/2026 (c)	150,000	142,461
SOFR + 1.00%, 2.48%, 1/21/2028 (c)	670,000	612,601
SOFR + 1.16%, 3.62%, 4/17/2025 (c)	150,000	147,228
SOFR + 1.29%, 2.94%, 1/21/2033 (c)	135,000	114,422
SOFR + 1.30%, 5.05%, 1/28/2027 (c)	80,000	79,850
SOFR + 1.36%, 2.48%, 9/16/2036 (c)	200,000	151,256
SOFR + 1.49%, 3.22%, 4/22/2042 (c)	145,000	111,960
SOFR + 1.61%, 4.21%, 4/20/2028 (c)	175,000	170,009
SOFR + 1.73%, 5.12%, 2/1/2029 (c)	635,000	638,975

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SOFR + 1.99%, 2.19%, 4/28/2026 (c)	$255,000	$239,618
SOFR + 2.24%, 6.30%, 10/18/2028 (c)	250,000	262,977
SOFR + 2.56%, 6.34%, 10/18/2033 (b) (c)	980,000	1,071,414
SOFR + 2.62%, 5.30%, 4/20/2037 (c)	160,000	150,806
Series GMTN, 3.70%, 10/23/2024	250,000	245,605
Series GMTN, 3.88%, 1/27/2026	125,000	122,143
Series GMTN, 4.00%, 7/23/2025	500,000	490,330
Series GMTN, 4.35%, 9/8/2026	50,000	48,778
Series GMTN, 3 Month USD LIBOR + 1.63%, 4.43%, 1/23/2030 (c)	250,000	240,625
Series GMTN, SOFR + 0.86%, 1.51%, 7/20/2027 (c)	700,000	621,159
Series GMTN, SOFR + 1.14%, 2.70%, 1/22/2031 (c)	250,000	215,230
Series GMTN, SOFR + 1.18%, 2.24%, 7/21/2032 (c)	200,000	160,878
Series GMTN, SOFR + 4.84%, 5.60%, 3/24/2051 (c)	200,000	211,378
Series MTN, 3.13%, 7/27/2026	225,000	213,212
Series MTN, SOFR + 0.56%, 1.16%, 10/21/2025 (c)	110,000	102,743
Series MTN, SOFR + 1.02%, 1.93%, 4/28/2032 (c)	525,000	415,123
Series MTN, SOFR + 1.03%, 1.79%, 2/13/2032 (c)	65,000	51,036
Series MTN, SOFR + 1.15%, 2.72%, 7/22/2025 (c)	500,000	482,340
Series MTN, SOFR + 1.20%, 2.51%, 10/20/2032 (c)	110,000	90,035
Series MTN, SOFR + 1.43%, 2.80%, 1/25/2052 (c)	250,000	165,088
Series MTN, SOFR + 3.12%, 3.62%, 4/1/2031 (c)	500,000	457,745
Series VAR, SOFR + 1.77%, 6.14%, 10/16/2026 (c)	250,000	255,760
Security Description	Principal Amount	Value
National Australia Bank Ltd.:
5.13%, 11/22/2024	$250,000	$251,640
Series BKNT, 2.50%, 7/12/2026	50,000	46,699
National Bank of Canada 5.25%, 1/17/2025	250,000	249,607
NatWest Group PLC:
1 year CMT + 0.90%, 1.64%, 6/14/2027 (c)	1,450,000	1,277,885
1 year CMT + 1.35%, 5.85%, 3/2/2027 (c)	550,000	551,254
1 year CMT + 2.55%, 3.07%, 5/22/2028 (c)	500,000	452,550
3 Month USD LIBOR + 1.87%, 4.45%, 5/8/2030 (c)	200,000	187,328
Northern Trust Corp.:
1.95%, 5/1/2030 (b)	75,000	62,564
3.65%, 8/3/2028 (b)	100,000	95,700
4.00%, 5/10/2027	100,000	97,934
3 Month USD LIBOR + 1.13%, 3.38%, 5/8/2032 (c)	63,000	56,948
Oesterreichische Kontrollbank AG 4.63%, 11/3/2025	645,000	654,088
PNC Bank NA:
2.50%, 8/27/2024	250,000	240,080
Series BKNT, 3.25%, 1/22/2028	250,000	232,208
PNC Financial Services Group, Inc.:
2.20%, 11/1/2024	150,000	142,632
2.55%, 1/22/2030	500,000	426,500
3.15%, 5/19/2027	100,000	93,547
3.45%, 4/23/2029 (b)	100,000	92,797
3.90%, 4/29/2024	50,000	48,996
SOFR + 0.98%, 2.31%, 4/23/2032 (c)	135,000	110,985
SOFR + 1.09%, 4.76%, 1/26/2027 (c)	115,000	113,592
SOFR + 1.62%, 5.35%, 12/2/2028 (c)	500,000	503,000
SOFR + 1.85%, 4.63%, 6/6/2033 (c)	100,000	92,674
Regions Financial Corp. 2.25%, 5/18/2025 (b)	100,000	92,124
Royal Bank of Canada:
1.20%, 4/27/2026	100,000	89,748
3.63%, 5/4/2027	250,000	239,550
3.88%, 5/4/2032 (b)	500,000	465,810
4.90%, 1/12/2028 (b)	500,000	500,370
5.66%, 10/25/2024	500,000	504,315
6.00%, 11/1/2027	200,000	209,136
Series FXD, 2.05%, 1/21/2027	100,000	90,658

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1.15%, 7/14/2026	$100,000	$89,788
Series GMTN, 4.65%, 1/27/2026	100,000	98,550
Series MTN, 2.30%, 11/3/2031 (b)	100,000	82,832
Santander Holdings USA, Inc.:
4.40%, 7/13/2027	50,000	47,198
4.50%, 7/17/2025	50,000	47,758
SOFR + 2.33%, 5.81%, 9/9/2026 (c)	295,000	289,672
SOFR + 2.36%, 6.50%, 3/9/2029 (c)	675,000	674,575
3.50%, 6/7/2024	70,000	68,056
Santander U.K. Group Holdings PLC:
3 Month USD LIBOR + 1.40%, 3.82%, 11/3/2028 (c)	200,000	183,014
SOFR + 0.99%, 1.67%, 6/14/2027 (c)	250,000	217,778
SOFR + 2.75%, 6.83%, 11/21/2026 (c)	250,000	253,402
1 year CMT + 1.25%, 1.53%, 8/21/2026 (c)	250,000	223,288
Sumitomo Mitsui Financial Group, Inc.:
1.47%, 7/8/2025	200,000	183,346
1.90%, 9/17/2028	550,000	465,140
2.14%, 9/23/2030 (b)	200,000	159,112
2.30%, 1/12/2041 (b)	750,000	487,095
2.35%, 1/15/2025	500,000	474,595
2.45%, 9/27/2024	200,000	191,642
3.01%, 10/19/2026	50,000	46,517
3.04%, 7/16/2029	200,000	176,894
3.36%, 7/12/2027 (b)	50,000	47,272
3.78%, 3/9/2026	30,000	29,244
3.94%, 7/19/2028 (b)	50,000	47,136
4.31%, 10/16/2028 (b)	100,000	96,823
5.46%, 1/13/2026	500,000	504,815
5.52%, 1/13/2028	400,000	406,048
5.77%, 1/13/2033	200,000	209,000
Synchrony Bank 5.40%, 8/22/2025	500,000	468,835
Synovus Bank 5.63%, 2/15/2028	250,000	226,740
Toronto-Dominion Bank:
3.20%, 3/10/2032	200,000	175,918
3.77%, 6/6/2025	200,000	194,780
4.11%, 6/8/2027	200,000	193,758
4.29%, 9/13/2024	250,000	247,122
5.16%, 1/10/2028	500,000	505,370
Series GMTN, 2.45%, 1/12/2032	150,000	124,412
Series MTN, 0.70%, 9/10/2024	100,000	93,978
Security Description	Principal Amount	Value
Series MTN, 0.75%, 9/11/2025 (b)	$250,000	$225,100
Series MTN, 1.15%, 6/12/2025	200,000	184,244
Series MTN, 1.20%, 6/3/2026	100,000	89,076
Series MTN, 1.25%, 9/10/2026	100,000	88,479
Series MTN, 2.00%, 9/10/2031 (b)	100,000	80,486
Truist Bank:
Series BKNT, 1.50%, 3/10/2025	800,000	737,000
Series BKNT, 3.63%, 9/16/2025	25,000	23,858
Series BKNT, 4.05%, 11/3/2025	40,000	38,436
Truist Financial Corp.:
4.00%, 5/1/2025	100,000	96,552
SOFR + 1.37%, 4.12%, 6/6/2028 (c)	180,000	171,164
SOFR + 1.44%, 4.87%, 1/26/2029 (c)	105,000	102,195
SOFR + 1.85%, 5.12%, 1/26/2034 (b) (c)	500,000	487,055
SOFR + 2.30%, 6.12%, 10/28/2033 (c)	350,000	366,684
Series MTN, 1.13%, 8/3/2027	100,000	84,530
Series MTN, 2.50%, 8/1/2024	100,000	95,777
Series MTN, 3.88%, 3/19/2029	100,000	90,051
Series MTN, SOFR + 0.61%, 1.27%, 3/2/2027 (c)	60,000	52,750
Series MTN, SOFR + 0.86%, 1.89%, 6/7/2029 (c)	50,000	41,785
U.S. Bancorp:
1.45%, 5/12/2025	150,000	138,354
2.40%, 7/30/2024	100,000	96,296
SOFR + 1.23%, 4.65%, 2/1/2029 (b) (c)	200,000	195,016
SOFR + 1.43%, 5.73%, 10/21/2026 (c)	905,000	909,154
SOFR + 1.60%, 4.84%, 2/1/2034 (c)	500,000	484,730
SOFR + 2.09%, 5.85%, 10/21/2033 (c)	155,000	161,961
Series DMTN, 3.00%, 7/30/2029	100,000	87,258
Series MTN, 1.38%, 7/22/2030	150,000	117,458
Series MTN, SOFR + 0.73%, 2.22%, 1/27/2028 (c)	200,000	179,698

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series MTN, SOFR + 1.02%, 2.68%, 1/27/2033 (c)	$200,000	$165,522
Series W, 3.10%, 4/27/2026	50,000	46,399
Series W, 3.60%, 9/11/2024	25,000	24,224
U.S. Bank NA Series BKNT, 2.05%, 1/21/2025	500,000	471,845
Wells Fargo & Co.:
3.00%, 4/22/2026	250,000	236,247
3.00%, 10/23/2026	250,000	233,740
5.38%, 11/2/2043	150,000	143,567
5.61%, 1/15/2044	325,000	316,989
SOFR + 1.32%, 3.91%, 4/25/2026 (c)	145,000	140,595
SOFR + 1.51%, 3.53%, 3/24/2028 (c)	665,000	627,394
SOFR + 1.56%, 4.54%, 8/15/2026 (c)	500,000	490,920
SOFR + 1.98%, 4.81%, 7/25/2028 (c)	165,000	162,982
SOFR + 2.00%, 2.19%, 4/30/2026 (c)	310,000	290,876
SOFR + 2.10%, 4.90%, 7/25/2033 (b) (c)	500,000	487,695
SOFR + 2.53%, 3.07%, 4/30/2041 (c)	915,000	681,931
Series GMTN, 4.30%, 7/22/2027	50,000	48,485
Series GMTN, 4.90%, 11/17/2045	150,000	133,454
Series MTN, 3.30%, 9/9/2024 (b)	150,000	146,424
Series MTN, 3.55%, 9/29/2025	50,000	48,096
Series MTN, 4.15%, 1/24/2029	250,000	239,172
Series MTN, 3 Month USD LIBOR + 0.75%, 2.16%, 2/11/2026 (c)	625,000	588,737
Series MTN, 3 Month USD LIBOR + 0.83%, 2.41%, 10/30/2025 (c)	250,000	237,757
Series MTN, 3 Month USD LIBOR + 1.17%, 3.20%, 6/17/2027 (c)	110,000	103,533
Series MTN, 3 Month USD LIBOR + 1.31%, 3.58%, 5/22/2028 (c)	350,000	329,619
Series MTN, SOFR + 1.26%, 2.57%, 2/11/2031 (c)	250,000	212,115
Series MTN, SOFR + 1.50%, 3.35%, 3/2/2033 (c)	695,000	602,336
Security Description	Principal Amount	Value
Series MTN, SOFR + 2.10%, 2.39%, 6/2/2028 (c)	$200,000	$179,840
Series MTN, SOFR + 2.13%, 4.61%, 4/25/2053 (c)	1,250,000	1,108,575
Series MTN, SOFR + 4.03%, 4.48%, 4/4/2031 (b) (c)	150,000	143,588
Series MTN, SOFR + 4.50%, 5.01%, 4/4/2051 (c)	500,000	470,495
Westpac Banking Corp.:
1.15%, 6/3/2026	100,000	89,692
2.15%, 6/3/2031 (b)	600,000	506,550
2.35%, 2/19/2025	100,000	95,796
2.85%, 5/13/2026	50,000	47,388
2.96%, 11/16/2040	530,000	360,527
3.35%, 3/8/2027	150,000	143,294
3.40%, 1/25/2028	100,000	95,032
4.42%, 7/24/2039	25,000	20,999
5.46%, 11/18/2027	250,000	259,872
1 year CMT + 2.68%, 5.41%, 8/10/2033 (c)	250,000	239,630
5 Year CMT + 2.00%, 4.11%, 7/24/2034 (c)	30,000	26,828
5 Year CMT + 1.75%, 2.67%, 11/15/2035 (c)	40,000	31,206
Zions Bancorp NA 3.25%, 10/29/2029	250,000	174,525
		130,065,834
BEVERAGES — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.:
3.65%, 2/1/2026	250,000	245,342
4.70%, 2/1/2036	125,000	124,156
4.90%, 2/1/2046	1,000,000	977,090
Anheuser-Busch InBev Worldwide, Inc.:
3.50%, 6/1/2030	500,000	471,635
4.00%, 4/13/2028	80,000	78,858
4.35%, 6/1/2040	500,000	465,370
4.38%, 4/15/2038	215,000	203,943
4.60%, 4/15/2048	35,000	33,153
4.75%, 1/23/2029	750,000	766,110
4.90%, 1/23/2031 (b)	65,000	67,267
4.95%, 1/15/2042	250,000	247,127
5.45%, 1/23/2039	350,000	367,454
5.55%, 1/23/2049	350,000	377,923
5.80%, 1/23/2059	45,000	49,405
Brown-Forman Corp.:
3.50%, 4/15/2025	50,000	48,922
4.00%, 4/15/2038	50,000	45,679
4.75%, 4/15/2033	200,000	202,342

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Coca-Cola Co.:
1.00%, 3/15/2028	$250,000	$216,857
1.38%, 3/15/2031	200,000	163,126
1.45%, 6/1/2027 (b)	790,000	717,320
1.50%, 3/5/2028 (b)	60,000	53,440
2.00%, 3/5/2031	65,000	55,602
2.13%, 9/6/2029 (b)	150,000	134,684
2.25%, 1/5/2032 (b)	100,000	86,960
2.50%, 3/15/2051	250,000	175,550
2.60%, 6/1/2050	350,000	249,592
2.88%, 5/5/2041	100,000	79,952
3.00%, 3/5/2051	90,000	69,776
Coca-Cola Femsa SAB de CV 1.85%, 9/1/2032	250,000	195,333
Constellation Brands, Inc.:
2.25%, 8/1/2031	250,000	205,347
2.88%, 5/1/2030	25,000	21,915
3.15%, 8/1/2029	100,000	91,474
3.75%, 5/1/2050	20,000	15,802
4.50%, 5/9/2047	50,000	43,811
4.65%, 11/15/2028	30,000	29,932
5.00%, 2/2/2026	665,000	665,545
Diageo Capital PLC:
2.13%, 4/29/2032	500,000	415,140
3.88%, 5/18/2028	200,000	195,492
5.30%, 10/24/2027	550,000	571,906
Diageo Investment Corp. 4.25%, 5/11/2042 (b)	25,000	23,725
Keurig Dr Pepper, Inc.:
2.25%, 3/15/2031	40,000	33,542
3.20%, 5/1/2030	45,000	41,036
3.35%, 3/15/2051	280,000	203,361
3.80%, 5/1/2050	70,000	55,757
3.95%, 4/15/2029	200,000	191,758
4.42%, 5/25/2025	200,000	197,766
4.50%, 4/15/2052	500,000	444,430
Molson Coors Beverage Co.:
3.00%, 7/15/2026	50,000	47,212
4.20%, 7/15/2046	30,000	24,567
PepsiCo, Inc.:
1.40%, 2/25/2031	40,000	32,957
1.63%, 5/1/2030	75,000	63,420
2.25%, 3/19/2025	250,000	241,260
2.63%, 7/29/2029	50,000	45,899
2.75%, 10/21/2051	200,000	146,746
2.85%, 2/24/2026 (b)	85,000	82,249
2.88%, 10/15/2049	100,000	76,196
3.38%, 7/29/2049	35,000	29,033
3.45%, 10/6/2046	150,000	128,304
3.60%, 2/18/2028	550,000	539,572
4.45%, 5/15/2028 (b)	100,000	101,979
4.45%, 2/15/2033 (b)	100,000	102,524
4.55%, 2/13/2026 (b)	65,000	66,191
4.65%, 2/15/2053	100,000	102,457
		12,248,273
Security Description	Principal Amount	Value
BIOTECHNOLOGY — 0.5%
Amgen, Inc.:
1.65%, 8/15/2028 (b)	$250,000	$217,100
2.20%, 2/21/2027	820,000	755,581
2.30%, 2/25/2031 (b)	100,000	84,155
2.77%, 9/1/2053	65,000	41,556
3.15%, 2/21/2040	850,000	666,672
3.20%, 11/2/2027	250,000	236,853
3.38%, 2/21/2050	100,000	74,883
3.63%, 5/22/2024	100,000	98,597
4.05%, 8/18/2029	500,000	483,080
4.20%, 2/22/2052	500,000	424,615
4.40%, 5/1/2045	50,000	44,070
4.56%, 6/15/2048	200,000	181,246
4.66%, 6/15/2051	150,000	136,479
4.88%, 3/1/2053	500,000	468,435
5.15%, 3/2/2028	700,000	714,854
5.25%, 3/2/2025	535,000	540,965
5.25%, 3/2/2030	600,000	613,032
5.25%, 3/2/2033	680,000	698,380
5.51%, 3/2/2026	85,000	85,405
5.60%, 3/2/2043	795,000	819,740
5.65%, 3/2/2053	910,000	947,073
5.75%, 3/2/2063	795,000	824,789
Baxalta, Inc. 4.00%, 6/23/2025	8,000	7,832
Biogen, Inc.:
2.25%, 5/1/2030	35,000	29,458
3.25%, 2/15/2051 (b)	308,000	217,229
4.05%, 9/15/2025	50,000	48,859
Gilead Sciences, Inc.:
1.20%, 10/1/2027 (b)	295,000	257,798
1.65%, 10/1/2030 (b)	290,000	238,879
2.60%, 10/1/2040	350,000	257,901
2.80%, 10/1/2050	150,000	103,700
2.95%, 3/1/2027	25,000	23,801
3.65%, 3/1/2026	85,000	83,240
4.15%, 3/1/2047	120,000	105,414
4.50%, 2/1/2045	25,000	23,273
4.60%, 9/1/2035	100,000	99,120
4.75%, 3/1/2046	175,000	168,135
4.80%, 4/1/2044	25,000	24,235
Illumina, Inc.:
5.75%, 12/13/2027	100,000	102,447
5.80%, 12/12/2025	250,000	253,642
Regeneron Pharmaceuticals, Inc.:
1.75%, 9/15/2030	35,000	28,254
2.80%, 9/15/2050	30,000	20,018
Royalty Pharma PLC:
1.20%, 9/2/2025	70,000	63,494
2.20%, 9/2/2030	40,000	32,637
3.30%, 9/2/2040	65,000	47,262
3.55%, 9/2/2050	315,000	216,830
		11,611,018

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
BUILDING MATERIALS — 0.1%
Carrier Global Corp.:
2.24%, 2/15/2025	$535,000	$510,711
2.49%, 2/15/2027	35,000	32,460
2.70%, 2/15/2031	250,000	215,025
2.72%, 2/15/2030	300,000	263,508
3.38%, 4/5/2040	515,000	408,992
3.58%, 4/5/2050	550,000	416,361
Fortune Brands Innovations, Inc. 4.00%, 3/25/2032	200,000	179,894
Johnson Controls International PLC:
4.50%, 2/15/2047	320,000	281,578
3.63%, 7/2/2024 (d)	23,000	22,647
Johnson Controls International PLC/Tyco Fire & Security Finance SCA 1.75%, 9/15/2030 (b)	15,000	12,347
Lennox International, Inc. 1.35%, 8/1/2025	25,000	22,916
Martin Marietta Materials, Inc.:
2.40%, 7/15/2031	50,000	41,017
3.20%, 7/15/2051	70,000	49,489
4.25%, 12/15/2047	100,000	84,994
Masco Corp.:
2.00%, 2/15/2031	100,000	79,957
3.13%, 2/15/2051	500,000	329,905
4.50%, 5/15/2047	100,000	83,054
Mohawk Industries, Inc. 3.63%, 5/15/2030 (b)	100,000	90,333
Owens Corning:
3.95%, 8/15/2029	70,000	65,978
4.30%, 7/15/2047	100,000	82,499
Vulcan Materials Co. 4.70%, 3/1/2048	100,000	91,303
		3,364,968
CHEMICALS — 0.4%
Air Products & Chemicals, Inc.:
1.50%, 10/15/2025	20,000	18,595
2.05%, 5/15/2030	20,000	17,283
2.70%, 5/15/2040	50,000	38,206
2.80%, 5/15/2050	35,000	25,153
4.80%, 3/3/2033 (b)	250,000	256,942
Cabot Corp. 4.00%, 7/1/2029	25,000	23,352
Celanese U.S. Holdings LLC:
3.50%, 5/8/2024	30,000	29,309
6.17%, 7/15/2027	600,000	606,576
6.38%, 7/15/2032 (b)	600,000	608,376
Dow Chemical Co.:
2.10%, 11/15/2030 (b)	500,000	418,010
3.60%, 11/15/2050	750,000	560,902
4.25%, 10/1/2034	36,000	33,477
Security Description	Principal Amount	Value
4.38%, 11/15/2042	$50,000	$43,335
4.80%, 11/30/2028 (b)	100,000	100,658
4.80%, 5/15/2049	65,000	57,648
6.90%, 5/15/2053	500,000	578,680
DuPont de Nemours, Inc.:
4.49%, 11/15/2025	100,000	99,921
4.73%, 11/15/2028	150,000	151,378
5.42%, 11/15/2048	110,000	110,057
Eastman Chemical Co.:
3.80%, 3/15/2025	25,000	24,382
4.50%, 12/1/2028 (b)	100,000	98,065
5.75%, 3/8/2033	250,000	254,397
Ecolab, Inc.:
1.65%, 2/1/2027	500,000	453,220
2.70%, 11/1/2026	150,000	142,297
2.75%, 8/18/2055	500,000	320,285
EIDP, Inc. 1.70%, 7/15/2025	40,000	37,594
FMC Corp. 4.50%, 10/1/2049	100,000	83,571
Huntsman International LLC 4.50%, 5/1/2029	20,000	18,786
International Flavors & Fragrances, Inc. 4.45%, 9/26/2028	45,000	43,032
Linde, Inc.:
1.10%, 8/10/2030	500,000	399,265
3.20%, 1/30/2026	275,000	268,867
3.55%, 11/7/2042	25,000	20,815
4.70%, 12/5/2025	250,000	251,485
LYB International Finance BV 4.88%, 3/15/2044	25,000	22,122
LYB International Finance III LLC:
1.25%, 10/1/2025	20,000	18,133
2.25%, 10/1/2030	25,000	20,636
3.38%, 10/1/2040	280,000	207,388
3.63%, 4/1/2051	40,000	28,438
3.80%, 10/1/2060	30,000	20,631
4.20%, 10/15/2049	50,000	39,078
4.20%, 5/1/2050	50,000	39,214
LyondellBasell Industries NV:
4.63%, 2/26/2055	25,000	20,427
5.75%, 4/15/2024	100,000	100,059
Mosaic Co.:
4.05%, 11/15/2027 (b)	250,000	241,757
5.63%, 11/15/2043	25,000	24,349
NewMarket Corp. 2.70%, 3/18/2031	750,000	624,022
Nutrien Ltd.:
2.95%, 5/13/2030	100,000	87,916
3.00%, 4/1/2025	50,000	48,036
4.00%, 12/15/2026	50,000	48,408
4.13%, 3/15/2035	25,000	22,425
4.20%, 4/1/2029	85,000	82,049
4.90%, 3/27/2028	140,000	139,975

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.00%, 4/1/2049	$150,000	$139,131
5.80%, 3/27/2053	750,000	773,340
PPG Industries, Inc.:
1.20%, 3/15/2026	70,000	63,129
2.80%, 8/15/2029	100,000	88,786
RPM International, Inc.:
2.95%, 1/15/2032	500,000	406,190
3.75%, 3/15/2027	50,000	47,524
4.25%, 1/15/2048	200,000	154,990
5.25%, 6/1/2045	25,000	22,811
Sherwin-Williams Co.:
2.20%, 3/15/2032	155,000	124,783
2.30%, 5/15/2030	60,000	50,914
2.95%, 8/15/2029	50,000	45,021
3.30%, 5/15/2050	100,000	70,839
3.45%, 6/1/2027 (b)	30,000	28,698
3.80%, 8/15/2049	50,000	38,897
Westlake Corp.:
3.13%, 8/15/2051	350,000	223,342
4.38%, 11/15/2047	150,000	120,358
5.00%, 8/15/2046	100,000	87,040
		10,514,775
COMMERCIAL SERVICES — 0.2%
Automatic Data Processing, Inc.:
1.25%, 9/1/2030	75,000	61,481
1.70%, 5/15/2028	60,000	53,579
Block Financial LLC 3.88%, 8/15/2030	30,000	25,933
California Institute of Technology 3.65%, 9/1/2119	45,000	31,660
Cintas Corp. No. 2:
3.45%, 5/1/2025	45,000	43,956
3.70%, 4/1/2027	150,000	145,839
Equifax, Inc.:
2.60%, 12/1/2024	50,000	47,765
5.10%, 12/15/2027	115,000	115,630
George Washington University Series 2018, 4.13%, 9/15/2048	100,000	89,369
Georgetown University Series 20A, 2.94%, 4/1/2050	25,000	16,991
Global Payments, Inc.:
1.20%, 3/1/2026	75,000	66,778
1.50%, 11/15/2024	55,000	51,801
2.15%, 1/15/2027	100,000	88,596
2.65%, 2/15/2025	350,000	333,098
4.45%, 6/1/2028	100,000	94,989
GXO Logistics, Inc. 1.65%, 7/15/2026	750,000	659,017
Security Description	Principal Amount	Value
Massachusetts Institute of Technology:
3.96%, 7/1/2038	$50,000	$47,538
Series F, 2.99%, 7/1/2050	100,000	76,189
Moody's Corp.:
2.00%, 8/19/2031 (b)	100,000	81,762
2.75%, 8/19/2041	350,000	251,212
Northwestern University Series 2017, 3.66%, 12/1/2057	150,000	121,888
PayPal Holdings, Inc.:
2.30%, 6/1/2030 (b)	55,000	47,152
2.40%, 10/1/2024	35,000	33,893
2.65%, 10/1/2026	270,000	254,602
2.85%, 10/1/2029	30,000	27,067
3.25%, 6/1/2050	65,000	47,518
3.90%, 6/1/2027	70,000	68,837
President & Fellows of Harvard College 3.15%, 7/15/2046	225,000	178,783
Quanta Services, Inc.:
0.95%, 10/1/2024	30,000	27,978
2.35%, 1/15/2032	55,000	43,572
3.05%, 10/1/2041	250,000	174,290
RELX Capital, Inc. 4.00%, 3/18/2029 (b)	100,000	96,408
S&P Global, Inc.:
2.45%, 3/1/2027	545,000	512,115
2.50%, 12/1/2029 (b)	55,000	48,871
2.90%, 3/1/2032	70,000	62,436
3.25%, 12/1/2049	65,000	49,225
3.70%, 3/1/2052	525,000	431,366
3.90%, 3/1/2062	30,000	24,945
Trustees of Princeton University Series 2020, 2.52%, 7/1/2050	20,000	14,196
Trustees of the University of Pennsylvania 3.61%, 2/15/2119	25,000	17,930
University of Chicago Series 20B, 2.76%, 4/1/2045	10,000	7,767
University of Southern California:
2.81%, 10/1/2050	50,000	34,946
3.03%, 10/1/2039	25,000	20,554
Series A, 3.23%, 10/1/2120	35,000	21,758
Verisk Analytics, Inc.:
4.13%, 3/15/2029	120,000	115,057
5.75%, 4/1/2033	115,000	120,747
		4,987,084
COMPUTERS — 0.6%
Apple, Inc.:
0.55%, 8/20/2025 (b)	200,000	184,332

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
0.70%, 2/8/2026	$200,000	$181,958
1.13%, 5/11/2025	350,000	328,422
1.20%, 2/8/2028	500,000	439,620
1.25%, 8/20/2030 (b)	200,000	163,804
1.40%, 8/5/2028	500,000	438,200
1.65%, 5/11/2030 (b)	90,000	76,586
1.65%, 2/8/2031	200,000	167,158
2.05%, 9/11/2026	750,000	701,182
2.38%, 2/8/2041	50,000	37,465
2.40%, 8/20/2050 (b)	110,000	73,549
2.65%, 5/11/2050	300,000	212,052
2.65%, 2/8/2051	200,000	140,252
2.70%, 8/5/2051	350,000	246,481
2.75%, 1/13/2025	200,000	194,886
2.80%, 2/8/2061	100,000	68,115
2.85%, 5/11/2024	200,000	196,624
3.00%, 11/13/2027	100,000	96,008
3.20%, 5/11/2027	250,000	243,618
3.25%, 2/23/2026	150,000	146,786
3.25%, 8/8/2029 (b)	750,000	717,570
3.45%, 5/6/2024	250,000	247,135
3.45%, 2/9/2045	350,000	300,629
3.85%, 5/4/2043	25,000	22,773
3.85%, 8/4/2046	150,000	133,775
3.95%, 8/8/2052	500,000	448,185
4.10%, 8/8/2062	750,000	669,240
4.38%, 5/13/2045	75,000	72,769
4.50%, 2/23/2036 (b)	350,000	361,658
4.65%, 2/23/2046	75,000	75,245
Dell International LLC/EMC Corp.:
3.38%, 12/15/2041 (e)	250,000	174,920
3.45%, 12/15/2051 (e)	250,000	162,828
4.00%, 7/15/2024	50,000	49,282
4.90%, 10/1/2026	100,000	99,453
5.75%, 2/1/2033 (b)	65,000	64,958
6.02%, 6/15/2026	520,000	533,712
6.20%, 7/15/2030	250,000	262,885
8.35%, 7/15/2046	252,000	306,586
DXC Technology Co.:
1.80%, 9/15/2026 (b)	100,000	87,457
2.38%, 9/15/2028 (b)	100,000	84,843
Genpact Luxembourg Sarl 3.38%, 12/1/2024	50,000	48,213
Hewlett Packard Enterprise Co.:
1.45%, 4/1/2024	150,000	144,294
1.75%, 4/1/2026	150,000	138,095
4.90%, 10/15/2025	70,000	69,817
6.10%, 4/1/2026	350,000	352,929
6.20%, 10/15/2035	10,000	10,725
6.35%, 10/15/2045	10,000	10,517
HP, Inc.:
1.45%, 6/17/2026	200,000	179,992
4.00%, 4/15/2029 (b)	500,000	474,200
Security Description	Principal Amount	Value
4.20%, 4/15/2032 (b)	$200,000	$180,108
6.00%, 9/15/2041 (b)	250,000	256,020
International Business Machines Corp.:
1.70%, 5/15/2027 (b)	850,000	761,642
1.95%, 5/15/2030	350,000	292,390
2.72%, 2/9/2032 (b)	100,000	86,114
2.85%, 5/15/2040	100,000	73,556
2.95%, 5/15/2050	100,000	67,677
3.00%, 5/15/2024	200,000	196,314
3.30%, 5/15/2026	250,000	241,040
3.50%, 5/15/2029	215,000	201,900
4.00%, 7/27/2025 (b)	500,000	494,345
4.15%, 7/27/2027	250,000	247,318
4.15%, 5/15/2039	100,000	88,604
4.70%, 2/19/2046	325,000	295,396
5.88%, 11/29/2032 (b)	25,000	27,280
Leidos, Inc.:
2.30%, 2/15/2031	55,000	44,712
3.63%, 5/15/2025	25,000	24,310
5.75%, 3/15/2033	95,000	97,099
Western Digital Corp.:
2.85%, 2/1/2029	30,000	24,425
3.10%, 2/1/2032	55,000	41,538
		14,383,571
CONSTRUCTION MATERIALS — 0.0% (a)
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	90,000	93,045
Vulcan Materials Co. 5.80%, 3/1/2026	165,000	166,592
		259,637
COSMETICS/PERSONAL CARE — 0.2%
Colgate-Palmolive Co. Series MTN, 3.70%, 8/1/2047 (b)	55,000	49,891
Estee Lauder Cos., Inc.:
1.95%, 3/15/2031	95,000	79,852
2.00%, 12/1/2024	45,000	43,343
2.38%, 12/1/2029	40,000	35,384
3.13%, 12/1/2049	60,000	46,122
Haleon U.K. Capital PLC 3.13%, 3/24/2025	550,000	531,470
Haleon U.S. Capital LLC:
3.38%, 3/24/2027	250,000	237,072
3.63%, 3/24/2032	250,000	226,993
Kenvue, Inc.:
4.90%, 3/22/2033 (e)	500,000	516,415
5.05%, 3/22/2053 (e)	750,000	773,437
5.35%, 3/22/2026 (e)	500,000	513,005
Procter & Gamble Co.:
1.00%, 4/23/2026	500,000	456,925
1.20%, 10/29/2030	300,000	245,346
1.90%, 2/1/2027 (b)	500,000	464,985

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.45%, 11/3/2026 (b)	$150,000	$142,160
3.00%, 3/25/2030	100,000	93,700
Unilever Capital Corp.:
0.63%, 8/12/2024	100,000	94,448
1.38%, 9/14/2030	100,000	81,473
1.75%, 8/12/2031	140,000	115,102
2.00%, 7/28/2026	100,000	93,514
2.90%, 5/5/2027	150,000	142,530
3.10%, 7/30/2025 (b)	50,000	48,303
		5,031,470
DISTRIBUTION & WHOLESALE — 0.0% (a)
WW Grainger, Inc.:
1.85%, 2/15/2025	100,000	95,067
4.60%, 6/15/2045	50,000	47,750
		142,817
DIVERSIFIED FINANCIAL SERVICES — 0.8%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust:
1.65%, 10/29/2024	1,150,000	1,073,916
1.75%, 1/30/2026	225,000	200,950
2.45%, 10/29/2026	150,000	134,622
3.30%, 1/30/2032	150,000	123,882
3.40%, 10/29/2033	150,000	121,201
3.65%, 7/21/2027	150,000	138,180
6.50%, 7/15/2025	500,000	502,590
Series 3NC1, 1.75%, 10/29/2024	150,000	139,867
Affiliated Managers Group, Inc. 3.30%, 6/15/2030	70,000	60,717
Air Lease Corp.:
0.80%, 8/18/2024	85,000	79,308
1.88%, 8/15/2026	100,000	88,771
3.13%, 12/1/2030	100,000	84,889
3.25%, 3/1/2025	100,000	95,778
3.63%, 4/1/2027 (b)	70,000	64,995
4.25%, 9/15/2024	25,000	24,539
5.30%, 2/1/2028	150,000	148,182
5.85%, 12/15/2027	250,000	251,360
Series GMTN, 3.75%, 6/1/2026	150,000	141,733
Series MTN, 2.88%, 1/15/2026	160,000	149,166
Aircastle Ltd.:
4.13%, 5/1/2024	25,000	24,437
4.25%, 6/15/2026	65,000	61,506
Ally Financial, Inc.:
2.20%, 11/2/2028	100,000	79,367
5.80%, 5/1/2025	215,000	207,765
7.10%, 11/15/2027 (b)	200,000	203,206
American Express Co.:
1.65%, 11/4/2026	550,000	493,432
2.25%, 3/4/2025	500,000	477,230
Security Description	Principal Amount	Value
2.50%, 7/30/2024	$165,000	$159,552
2.55%, 3/4/2027	165,000	152,721
3.00%, 10/30/2024	100,000	97,528
3.95%, 8/1/2025	250,000	245,272
4.20%, 11/6/2025 (b)	105,000	104,018
4.90%, 2/13/2026	45,000	45,356
SOFR + 1.76%, 4.42%, 8/3/2033 (c)	250,000	239,690
SOFR + 2.26%, 4.99%, 5/26/2033 (c)	105,000	103,203
Ameriprise Financial, Inc.:
3.70%, 10/15/2024	50,000	48,940
4.50%, 5/13/2032	70,000	67,247
5.15%, 5/15/2033	60,000	59,862
BlackRock, Inc.:
1.90%, 1/28/2031	25,000	20,955
2.40%, 4/30/2030	45,000	39,510
3.20%, 3/15/2027	56,000	53,941
3.25%, 4/30/2029	60,000	57,124
Brookfield Finance, Inc.:
2.72%, 4/15/2031	80,000	66,437
3.50%, 3/30/2051	50,000	33,368
3.90%, 1/25/2028	50,000	46,320
4.35%, 4/15/2030	100,000	93,274
4.70%, 9/20/2047	50,000	43,211
4.85%, 3/29/2029	100,000	96,467
Capital One Financial Corp.:
3.30%, 10/30/2024	100,000	95,574
3.75%, 7/28/2026	125,000	113,693
3.80%, 1/31/2028	250,000	229,232
SOFR + 0.86%, 1.88%, 11/2/2027 (c)	300,000	258,120
SOFR + 1.27%, 2.62%, 11/2/2032 (c)	300,000	230,817
SOFR + 1.29%, 2.64%, 3/3/2026 (c)	175,000	162,183
SOFR + 1.79%, 3.27%, 3/1/2030 (c)	200,000	171,748
SOFR + 2.06%, 4.93%, 5/10/2028 (b) (c)	250,000	240,322
SOFR + 2.08%, 5.47%, 2/1/2029 (c)	155,000	151,094
SOFR + 2.60%, 5.82%, 2/1/2034 (c)	500,000	485,990
Cboe Global Markets, Inc. 1.63%, 12/15/2030 (b)	100,000	80,591
Charles Schwab Corp.:
0.90%, 3/11/2026 (b)	250,000	219,375
1.15%, 5/13/2026	50,000	43,886
1.65%, 3/11/2031 (b)	250,000	192,762
2.00%, 3/20/2028 (b)	500,000	429,515
2.30%, 5/13/2031	100,000	80,677
3.20%, 1/25/2028 (b)	50,000	45,752
3.45%, 2/13/2026	50,000	47,241
3.85%, 5/21/2025	250,000	240,392
4.00%, 2/1/2029	50,000	47,779

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CI Financial Corp. 3.20%, 12/17/2030	$250,000	$192,467
CME Group, Inc.:
2.65%, 3/15/2032	145,000	125,615
3.75%, 6/15/2028	100,000	98,043
Credit Suisse USA, Inc. 7.13%, 7/15/2032	50,000	55,448
Discover Financial Services:
4.10%, 2/9/2027	75,000	70,869
4.50%, 1/30/2026 (b)	50,000	48,250
6.70%, 11/29/2032 (b)	400,000	412,840
Eaton Vance Corp. 3.50%, 4/6/2027	150,000	143,241
Franklin Resources, Inc. 1.60%, 10/30/2030	100,000	78,868
Intercontinental Exchange, Inc.:
2.10%, 6/15/2030	30,000	25,402
2.65%, 9/15/2040	50,000	36,277
3.00%, 6/15/2050	25,000	17,654
3.00%, 9/15/2060	50,000	32,748
3.10%, 9/15/2027	100,000	94,523
3.65%, 5/23/2025	595,000	585,379
3.75%, 12/1/2025	180,000	175,140
4.00%, 9/15/2027 (b)	200,000	197,758
4.25%, 9/21/2048	150,000	131,016
4.35%, 6/15/2029	85,000	84,009
4.60%, 3/15/2033 (b)	55,000	54,550
4.95%, 6/15/2052	95,000	92,496
5.20%, 6/15/2062	145,000	145,956
Invesco Finance PLC 3.75%, 1/15/2026	50,000	48,032
Jefferies Financial Group, Inc.:
2.63%, 10/15/2031	250,000	193,422
2.75%, 10/15/2032	40,000	31,235
4.15%, 1/23/2030	50,000	45,775
4.85%, 1/15/2027	90,000	88,130
6.50%, 1/20/2043	50,000	50,780
Lazard Group LLC 4.50%, 9/19/2028	100,000	95,819
Mastercard, Inc.:
2.00%, 3/3/2025	100,000	95,645
2.95%, 6/1/2029	100,000	92,868
3.30%, 3/26/2027	30,000	29,058
3.35%, 3/26/2030 (b)	50,000	47,592
3.50%, 2/26/2028	30,000	29,045
3.65%, 6/1/2049	100,000	85,466
3.85%, 3/26/2050	515,000	457,577
3.95%, 2/26/2048 (b)	30,000	27,050
4.88%, 3/9/2028 (b)	215,000	221,581
Nasdaq, Inc.:
2.50%, 12/21/2040	250,000	164,622
3.25%, 4/28/2050	40,000	27,494
3.95%, 3/7/2052	500,000	387,645
Security Description	Principal Amount	Value
NASDAQ, Inc. 1.65%, 1/15/2031	$200,000	$158,640
Nomura Holdings, Inc.:
1.65%, 7/14/2026	150,000	131,658
1.85%, 7/16/2025	200,000	183,242
2.33%, 1/22/2027	500,000	441,980
2.65%, 1/16/2025	500,000	473,690
5.71%, 1/9/2026	500,000	500,575
ORIX Corp.:
2.25%, 3/9/2031 (b)	100,000	81,505
3.70%, 7/18/2027	50,000	47,496
4.00%, 4/13/2032	100,000	91,765
Raymond James Financial, Inc. 3.75%, 4/1/2051	165,000	122,989
Stifel Financial Corp. 4.00%, 5/15/2030	100,000	87,611
Synchrony Financial:
2.88%, 10/28/2031	150,000	106,929
4.50%, 7/23/2025	50,000	45,391
Visa, Inc.:
0.75%, 8/15/2027	45,000	39,182
1.10%, 2/15/2031	500,000	399,240
1.90%, 4/15/2027	500,000	461,235
2.05%, 4/15/2030	150,000	130,945
2.70%, 4/15/2040	350,000	276,794
2.75%, 9/15/2027	250,000	237,002
3.65%, 9/15/2047	100,000	87,561
4.15%, 12/14/2035	50,000	49,248
4.30%, 12/14/2045	200,000	192,770
		20,077,161
ELECTRIC — 1.9%
AEP Texas, Inc.:
3.45%, 5/15/2051	50,000	36,615
3.80%, 10/1/2047	25,000	19,413
4.70%, 5/15/2032	200,000	195,232
Series H, 3.45%, 1/15/2050	100,000	73,614
AEP Transmission Co. LLC:
3.75%, 12/1/2047	100,000	82,547
3.80%, 6/15/2049	50,000	41,312
4.25%, 9/15/2048	20,000	17,568
AES Corp.:
1.38%, 1/15/2026	250,000	224,692
2.45%, 1/15/2031	500,000	407,810
Alabama Power Co.:
3.13%, 7/15/2051	50,000	35,364
3.85%, 12/1/2042 (b)	75,000	62,752
Series 20-A, 1.45%, 9/15/2030	50,000	40,186
Series A, 4.30%, 7/15/2048	65,000	56,301
Ameren Corp.:
1.75%, 3/15/2028	50,000	43,483
3.65%, 2/15/2026	50,000	48,158

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Ameren Illinois Co.:
3.70%, 12/1/2047	$50,000	$41,089
3.80%, 5/15/2028 (b)	25,000	24,362
4.15%, 3/15/2046	50,000	43,063
4.50%, 3/15/2049	50,000	46,603
American Electric Power Co., Inc.:
5.63%, 3/1/2033	190,000	196,918
5 Year CMT + 2.68%, 3.88%, 2/15/2062 (c)	250,000	196,282
Series J, 4.30%, 12/1/2028 (b)	100,000	97,667
Series N, 1.00%, 11/1/2025 (b)	30,000	27,257
Appalachian Power Co.:
4.40%, 5/15/2044	25,000	21,513
7.00%, 4/1/2038	25,000	28,958
Series BB, 4.50%, 8/1/2032	85,000	81,625
Arizona Public Service Co.:
2.65%, 9/15/2050	85,000	53,008
3.75%, 5/15/2046	25,000	19,141
4.20%, 8/15/2048	25,000	20,306
4.25%, 3/1/2049	50,000	40,943
4.35%, 11/15/2045	50,000	41,362
Avangrid, Inc. 3.15%, 12/1/2024	50,000	48,464
Baltimore Gas & Electric Co.:
2.25%, 6/15/2031 (b)	400,000	336,876
6.35%, 10/1/2036	50,000	55,773
Berkshire Hathaway Energy Co.:
1.65%, 5/15/2031	30,000	24,088
2.85%, 5/15/2051	300,000	206,160
3.25%, 4/15/2028	30,000	28,676
3.70%, 7/15/2030	250,000	237,582
4.25%, 10/15/2050	500,000	431,330
4.50%, 2/1/2045	50,000	44,739
4.60%, 5/1/2053	500,000	457,190
5.15%, 11/15/2043	150,000	147,759
Black Hills Corp.:
3.15%, 1/15/2027	25,000	23,511
3.88%, 10/15/2049	100,000	75,282
4.35%, 5/1/2033	30,000	27,552
5.95%, 3/15/2028	200,000	206,946
CenterPoint Energy Houston Electric LLC:
3.95%, 3/1/2048	50,000	42,202
4.95%, 4/1/2033	500,000	510,705
Series AA, 3.00%, 2/1/2027	100,000	95,246
Series AC, 4.25%, 2/1/2049	200,000	177,776
Series AE, 2.35%, 4/1/2031	55,000	47,040
Series AF, 3.35%, 4/1/2051	350,000	266,049
Security Description	Principal Amount	Value
Series Z, 2.40%, 9/1/2026	$50,000	$46,561
CenterPoint Energy, Inc. 2.65%, 6/1/2031	40,000	33,873
Cleco Corporate Holdings LLC 4.97%, 5/1/2046	20,000	17,487
CMS Energy Corp.:
3.45%, 8/15/2027 (b)	50,000	47,556
5 Year CMT + 4.12%, 4.75%, 6/1/2050 (c)	50,000	43,159
Commonwealth Edison Co.:
4.00%, 3/1/2048	125,000	106,351
Series 123, 3.75%, 8/15/2047	150,000	122,245
Series 130, 3.13%, 3/15/2051	150,000	107,745
Series 131, 2.75%, 9/1/2051	285,000	189,357
Series 132, 3.15%, 3/15/2032	100,000	89,459
Connecticut Light & Power Co.:
Series A, 0.75%, 12/1/2025 (b)	250,000	225,810
Series A, 3.20%, 3/15/2027	150,000	143,833
Series A, 4.15%, 6/1/2045	100,000	86,087
Consolidated Edison Co. of New York, Inc.:
2.40%, 6/15/2031	200,000	169,188
3.20%, 12/1/2051	500,000	359,950
3.60%, 6/15/2061	250,000	189,045
3.70%, 11/15/2059	85,000	63,844
3.85%, 6/15/2046	50,000	40,386
4.45%, 3/15/2044	75,000	67,049
4.50%, 5/15/2058	100,000	86,545
Series 06-B, 6.20%, 6/15/2036	25,000	28,069
Series 20B, 3.95%, 4/1/2050	250,000	207,892
Series A, 4.13%, 5/15/2049	100,000	84,511
Series C, 3.00%, 12/1/2060	150,000	98,433
Series D, 4.00%, 12/1/2028	100,000	97,838
Constellation Energy Generation LLC:
5.60%, 3/1/2028	125,000	128,557
5.80%, 3/1/2033	145,000	149,760
Consumers Energy Co.:
3.25%, 8/15/2046	50,000	37,265
3.75%, 2/15/2050	50,000	40,521
4.05%, 5/15/2048	100,000	85,493
4.63%, 5/15/2033	100,000	99,746
4.65%, 3/1/2028	300,000	302,718

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Dayton Power & Light Co. 3.95%, 6/15/2049	$30,000	$23,896
Dominion Energy South Carolina, Inc. Series A, 2.30%, 12/1/2031	150,000	124,434
Dominion Energy, Inc.:
4.70%, 12/1/2044	130,000	115,989
5.38%, 11/15/2032	350,000	359,229
Series A, 1.45%, 4/15/2026	75,000	67,814
Series B, 3.30%, 4/15/2041	565,000	435,010
Series C, 2.25%, 8/15/2031	45,000	37,062
Series C, 3.38%, 4/1/2030	350,000	317,219
Series D, 2.85%, 8/15/2026	25,000	23,461
DTE Electric Co.:
2.25%, 3/1/2030	500,000	433,605
3.70%, 6/1/2046	75,000	59,743
Series A, 3.00%, 3/1/2032	100,000	87,906
DTE Energy Co.:
Series C, 3.40%, 6/15/2029	164,000	150,163
Series F, 1.05%, 6/1/2025	70,000	64,296
Duke Energy Carolinas LLC:
2.45%, 8/15/2029	150,000	131,068
2.55%, 4/15/2031	75,000	64,428
2.85%, 3/15/2032	155,000	134,785
3.20%, 8/15/2049	100,000	73,520
3.45%, 4/15/2051	90,000	68,190
3.88%, 3/15/2046	150,000	122,716
3.95%, 11/15/2028 (b)	100,000	98,083
4.25%, 12/15/2041	130,000	116,126
4.95%, 1/15/2033	250,000	257,182
5.35%, 1/15/2053	500,000	521,250
Duke Energy Corp.:
0.90%, 9/15/2025	350,000	318,370
2.55%, 6/15/2031	100,000	83,603
2.65%, 9/1/2026	50,000	46,833
3.15%, 8/15/2027	100,000	94,116
3.30%, 6/15/2041	850,000	641,002
3.50%, 6/15/2051	100,000	73,426
3.75%, 9/1/2046	250,000	194,992
3.95%, 8/15/2047	150,000	118,816
5.00%, 8/15/2052	500,000	465,260
Duke Energy Florida LLC:
2.50%, 12/1/2029	150,000	132,258
3.20%, 1/15/2027 (b)	250,000	238,577
6.40%, 6/15/2038	50,000	56,870
Duke Energy Indiana LLC 2.75%, 4/1/2050	65,000	42,998
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	28,000	21,441
Security Description	Principal Amount	Value
Duke Energy Progress LLC:
2.50%, 8/15/2050	$100,000	$62,487
3.40%, 4/1/2032	145,000	131,612
3.60%, 9/15/2047	50,000	38,818
3.70%, 9/1/2028	50,000	48,134
4.20%, 8/15/2045	150,000	129,064
Edison International:
3.55%, 11/15/2024	80,000	77,694
4.13%, 3/15/2028	50,000	47,524
6.95%, 11/15/2029	300,000	325,221
Emera U.S. Finance LP:
0.83%, 6/15/2024	750,000	708,217
4.75%, 6/15/2046	130,000	105,760
Enel Chile SA 4.88%, 6/12/2028	50,000	48,479
Entergy Arkansas LLC:
2.65%, 6/15/2051	100,000	64,581
3.35%, 6/15/2052	100,000	73,598
4.20%, 4/1/2049	25,000	21,438
Entergy Corp.:
1.90%, 6/15/2028	125,000	108,847
2.40%, 6/15/2031	150,000	124,240
2.95%, 9/1/2026	50,000	46,961
Entergy Louisiana LLC:
3.05%, 6/1/2031	25,000	21,984
3.10%, 6/15/2041	250,000	193,855
3.25%, 4/1/2028	200,000	186,928
4.20%, 4/1/2050	50,000	42,662
Entergy Mississippi LLC:
2.85%, 6/1/2028	25,000	22,873
3.50%, 6/1/2051	145,000	108,756
3.85%, 6/1/2049	125,000	99,132
Entergy Texas, Inc.:
1.75%, 3/15/2031	85,000	68,890
3.55%, 9/30/2049	25,000	18,976
Evergy Kansas Central, Inc.:
3.25%, 9/1/2049	25,000	18,079
4.13%, 3/1/2042	30,000	25,906
5.70%, 3/15/2053	135,000	141,117
Evergy Metro, Inc.:
4.20%, 6/15/2047	25,000	21,214
4.20%, 3/15/2048	50,000	42,423
Series 2019, 4.13%, 4/1/2049	100,000	84,317
Series 2020, 2.25%, 6/1/2030 (b)	50,000	42,328
Eversource Energy:
2.90%, 3/1/2027	100,000	93,339
3.38%, 3/1/2032	100,000	89,770
5.45%, 3/1/2028	160,000	165,798
Series L, 2.90%, 10/1/2024	250,000	241,507
Series O, 4.25%, 4/1/2029	25,000	24,467
Exelon Corp.:
2.75%, 3/15/2027	100,000	93,533
3.35%, 3/15/2032	100,000	89,424

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 4/15/2026	$100,000	$96,166
3.95%, 6/15/2025	50,000	48,944
4.10%, 3/15/2052	350,000	288,876
4.70%, 4/15/2050	250,000	226,722
5.10%, 6/15/2045	330,000	312,368
5.15%, 3/15/2028	50,000	50,930
5.30%, 3/15/2033	100,000	101,817
5.60%, 3/15/2053	100,000	101,966
Florida Power & Light Co.:
2.45%, 2/3/2032	500,000	427,640
2.85%, 4/1/2025	500,000	485,075
2.88%, 12/4/2051	750,000	528,007
3.15%, 10/1/2049	30,000	22,578
3.25%, 6/1/2024	25,000	24,588
3.95%, 3/1/2048	85,000	73,345
3.99%, 3/1/2049	25,000	21,652
4.05%, 10/1/2044	50,000	44,044
4.13%, 6/1/2048	100,000	87,812
5.10%, 4/1/2033	500,000	517,960
Fortis, Inc. 3.06%, 10/4/2026	50,000	46,886
Georgia Power Co.:
Series A, 2.20%, 9/15/2024	100,000	95,994
Series A, 3.25%, 3/15/2051	570,000	407,470
Indiana Michigan Power Co.:
3.25%, 5/1/2051	45,000	31,710
4.25%, 8/15/2048	15,000	12,855
Interstate Power & Light Co.:
3.50%, 9/30/2049	50,000	37,426
3.70%, 9/15/2046	50,000	38,547
4.10%, 9/26/2028	50,000	49,002
IPALCO Enterprises, Inc. 4.25%, 5/1/2030	100,000	91,821
ITC Holdings Corp. 3.35%, 11/15/2027	50,000	47,096
MidAmerican Energy Co. 3.95%, 8/1/2047	150,000	128,541
National Rural Utilities Cooperative Finance Corp.:
1.00%, 6/15/2026	100,000	88,642
1.35%, 3/15/2031	50,000	38,469
3.40%, 2/7/2028	50,000	47,598
3.90%, 11/1/2028	100,000	96,508
4.02%, 11/1/2032	50,000	47,242
Series MTN, 1.65%, 6/15/2031 (b)	200,000	158,124
NextEra Energy Capital Holdings, Inc.:
1.90%, 6/15/2028 (b)	750,000	659,745
2.25%, 6/1/2030	250,000	211,315
2.44%, 1/15/2032	500,000	414,580
2.75%, 11/1/2029	165,000	146,743
3.50%, 4/1/2029	100,000	93,885
3.55%, 5/1/2027	100,000	95,765
Security Description	Principal Amount	Value
4.63%, 7/15/2027	$500,000	$498,790
5.05%, 2/28/2033	500,000	501,390
5.25%, 2/28/2053	500,000	493,195
3 Month USD LIBOR + 2.41%, 4.80%, 12/1/2077 (b) (c)	25,000	21,081
Northern States Power Co.:
2.60%, 6/1/2051	50,000	33,127
2.90%, 3/1/2050	30,000	21,202
3.60%, 9/15/2047	50,000	40,451
NSTAR Electric Co. 3.20%, 5/15/2027	50,000	47,524
Oglethorpe Power Corp. 5.05%, 10/1/2048	100,000	91,151
Ohio Power Co.:
4.00%, 6/1/2049	20,000	16,688
Series Q, 1.63%, 1/15/2031 (b)	100,000	79,656
Oklahoma Gas & Electric Co.:
3.80%, 8/15/2028	50,000	48,180
5.40%, 1/15/2033	105,000	108,688
Oncor Electric Delivery Co. LLC:
0.55%, 10/1/2025	70,000	63,124
2.75%, 5/15/2030	75,000	66,927
3.70%, 11/15/2028	200,000	193,970
3.80%, 9/30/2047	100,000	83,478
4.15%, 6/1/2032 (b)	75,000	72,592
7.50%, 9/1/2038	50,000	62,358
5.35%, 10/1/2052	100,000	105,307
Pacific Gas & Electric Co.:
2.50%, 2/1/2031	350,000	283,272
3.25%, 6/1/2031	790,000	671,295
3.30%, 8/1/2040	350,000	247,817
3.45%, 7/1/2025	250,000	238,612
3.50%, 8/1/2050	295,000	194,788
4.20%, 3/1/2029	70,000	64,526
4.20%, 6/1/2041	55,000	43,369
4.50%, 7/1/2040	250,000	205,740
4.55%, 7/1/2030	250,000	233,730
4.95%, 7/1/2050	250,000	205,880
5.25%, 3/1/2052	500,000	424,760
6.15%, 1/15/2033	250,000	256,577
PacifiCorp:
2.70%, 9/15/2030	320,000	283,034
2.90%, 6/15/2052	200,000	137,286
3.30%, 3/15/2051	65,000	48,092
5.35%, 12/1/2053	1,100,000	1,128,721
PECO Energy Co.:
3.05%, 3/15/2051	45,000	31,884
3.90%, 3/1/2048	125,000	105,956
PG&E Wildfire Recovery Funding LLC:
Series A-1, 3.59%, 6/1/2032	375,267	359,634

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series A-4, 5.21%, 12/1/2049	$500,000	$511,355
PPL Electric Utilities Corp.:
3.00%, 10/1/2049	70,000	50,626
3.95%, 6/1/2047	50,000	43,062
5.00%, 5/15/2033	145,000	148,141
5.25%, 5/15/2053	585,000	605,890
Public Service Co. of Colorado:
3.80%, 6/15/2047	150,000	123,813
Series 34, 3.20%, 3/1/2050	30,000	22,210
Series 35, 1.90%, 1/15/2031	500,000	413,165
Public Service Co. of Oklahoma 5.25%, 1/15/2033	200,000	204,480
Public Service Electric & Gas Co.:
4.90%, 12/15/2032	625,000	639,244
Series MTN, 0.95%, 3/15/2026	150,000	136,116
Series MTN, 2.05%, 8/1/2050	50,000	29,486
Series MTN, 3.00%, 3/1/2051 (b)	150,000	107,646
Series MTN, 3.20%, 5/15/2029	50,000	45,879
Series MTN, 3.20%, 8/1/2049	30,000	22,601
Series MTN, 3.60%, 12/1/2047	100,000	79,988
Series MTN, 3.65%, 9/1/2042	50,000	41,218
Series MTN, 3.70%, 5/1/2028 (b)	50,000	48,263
Public Service Enterprise Group, Inc.:
1.60%, 8/15/2030	100,000	80,009
2.45%, 11/15/2031	100,000	82,822
2.88%, 6/15/2024	70,000	68,072
Puget Energy, Inc. 4.22%, 3/15/2032 (b)	180,000	165,118
Puget Sound Energy, Inc.:
3.25%, 9/15/2049	65,000	47,672
4.22%, 6/15/2048	65,000	56,250
5.80%, 3/15/2040	50,000	51,868
San Diego Gas & Electric Co.:
Series RRR, 3.75%, 6/1/2047	50,000	40,707
Series VVV, 1.70%, 10/1/2030	150,000	122,502
Series WWW, 2.95%, 8/15/2051	350,000	243,684
Sempra Energy:
3.25%, 6/15/2027	300,000	281,232
3.30%, 4/1/2025	140,000	135,610
3.40%, 2/1/2028	30,000	28,239
Security Description	Principal Amount	Value
3.80%, 2/1/2038	$100,000	$86,265
4.00%, 2/1/2048	30,000	24,445
Sierra Pacific Power Co. 2.60%, 5/1/2026	50,000	47,162
Southern California Edison Co.:
2.25%, 6/1/2030	100,000	84,962
2.75%, 2/1/2032	125,000	107,439
2.85%, 8/1/2029	115,000	102,939
3.65%, 2/1/2050	250,000	192,722
4.00%, 4/1/2047	191,000	157,256
4.50%, 9/1/2040	25,000	22,285
5.30%, 3/1/2028 (b)	250,000	256,475
Series 13-A, 3.90%, 3/15/2043	50,000	40,717
Series 20A, 2.95%, 2/1/2051	500,000	335,075
Series A, 4.20%, 3/1/2029	100,000	96,908
Series B, 3.65%, 3/1/2028	100,000	94,635
Series C, 3.60%, 2/1/2045	50,000	37,454
Southern Co.:
3.25%, 7/1/2026	250,000	238,502
4.25%, 7/1/2036	250,000	229,285
Series B, 5 Year CMT + 3.73%, 4.00%, 1/15/2051 (c)	500,000	461,455
Southern Power Co.:
0.90%, 1/15/2026	250,000	224,880
Series F, 4.95%, 12/15/2046	150,000	133,962
Southwestern Electric Power Co.:
3.25%, 11/1/2051	250,000	173,900
Series K, 2.75%, 10/1/2026	50,000	46,572
Series M, 4.10%, 9/15/2028 (b)	25,000	24,173
Series N, 1.65%, 3/15/2026	300,000	273,903
Southwestern Public Service Co.:
3.30%, 6/15/2024	50,000	49,064
3.75%, 6/15/2049	100,000	78,617
Tampa Electric Co.:
3.63%, 6/15/2050	150,000	114,645
4.30%, 6/15/2048	50,000	42,682
4.45%, 6/15/2049	25,000	21,720
Tucson Electric Power Co.:
3.25%, 5/1/2051	35,000	24,446
4.85%, 12/1/2048	50,000	45,685
5.50%, 4/15/2053	200,000	203,544
Union Electric Co.:
2.15%, 3/15/2032	250,000	204,330
3.50%, 3/15/2029	250,000	236,255
4.00%, 4/1/2048	50,000	41,541

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Virginia Electric & Power Co.:
2.45%, 12/15/2050	$375,000	$231,439
3.30%, 12/1/2049	50,000	37,053
4.60%, 12/1/2048	250,000	226,740
8.88%, 11/15/2038	50,000	69,263
Series B, 2.95%, 11/15/2026	30,000	28,223
Series B, 3.75%, 5/15/2027	155,000	150,569
WEC Energy Group, Inc.:
1.80%, 10/15/2030	250,000	202,542
2.20%, 12/15/2028	100,000	87,158
4.75%, 1/9/2026	385,000	384,950
Wisconsin Electric Power Co.:
2.05%, 12/15/2024	50,000	47,567
4.30%, 10/15/2048	25,000	21,942
Wisconsin Power & Light Co.:
1.95%, 9/16/2031	275,000	222,640
4.95%, 4/1/2033	90,000	90,525
Wisconsin Public Service Corp. 5.35%, 11/10/2025	75,000	76,320
Xcel Energy, Inc.:
1.75%, 3/15/2027	500,000	448,100
2.60%, 12/1/2029	100,000	87,416
4.00%, 6/15/2028	50,000	48,621
		46,022,355
ELECTRICAL COMPONENTS & EQUIPMENT — 0.0% (a)
Emerson Electric Co.:
0.88%, 10/15/2026	65,000	57,999
1.95%, 10/15/2030	50,000	42,067
2.00%, 12/21/2028	200,000	177,220
2.20%, 12/21/2031	700,000	591,458
		868,744
ELECTRONICS — 0.1%
Agilent Technologies, Inc. 2.75%, 9/15/2029	50,000	44,809
Allegion PLC 3.50%, 10/1/2029	50,000	45,239
Allegion U.S. Holding Co., Inc. 3.55%, 10/1/2027	50,000	47,047
Amphenol Corp.:
2.20%, 9/15/2031	60,000	49,815
2.80%, 2/15/2030	100,000	90,033
4.35%, 6/1/2029	50,000	49,888
4.75%, 3/30/2026	65,000	65,255
Arrow Electronics, Inc.:
3.25%, 9/8/2024	50,000	48,605
3.88%, 1/12/2028	25,000	23,756
6.13%, 3/1/2026	100,000	100,205
Avnet, Inc. 3.00%, 5/15/2031 (b)	100,000	80,563
Flex Ltd.:
3.75%, 2/1/2026	50,000	48,019
4.88%, 6/15/2029	75,000	72,594
Security Description	Principal Amount	Value
6.00%, 1/15/2028	$355,000	$361,993
Fortive Corp. 3.15%, 6/15/2026	50,000	47,675
Honeywell International, Inc.:
1.10%, 3/1/2027	200,000	179,608
1.75%, 9/1/2031	160,000	131,314
1.95%, 6/1/2030	250,000	213,805
2.30%, 8/15/2024	100,000	97,124
2.50%, 11/1/2026	150,000	142,426
2.70%, 8/15/2029 (b)	60,000	55,294
Hubbell, Inc.:
2.30%, 3/15/2031	60,000	49,846
3.35%, 3/1/2026	50,000	48,327
Jabil, Inc.:
1.70%, 4/15/2026	65,000	58,336
3.60%, 1/15/2030	25,000	22,590
3.95%, 1/12/2028	25,000	23,552
Keysight Technologies, Inc.:
3.00%, 10/30/2029	50,000	44,224
4.60%, 4/6/2027	30,000	29,706
Trimble, Inc. 4.90%, 6/15/2028	50,000	49,616
Tyco Electronics Group SA:
2.50%, 2/4/2032	45,000	38,484
3.70%, 2/15/2026	50,000	48,967
4.50%, 2/13/2026	150,000	150,081
		2,558,796
ENTERTAINMENT — 0.2%
Warnermedia Holdings, Inc.:
3.76%, 3/15/2027 (e)	685,000	645,325
4.05%, 3/15/2029 (e)	500,000	464,965
4.28%, 3/15/2032 (e)	645,000	575,521
5.05%, 3/15/2042 (e)	550,000	459,882
5.14%, 3/15/2052 (e)	1,250,000	1,014,100
5.39%, 3/15/2062 (e)	500,000	404,125
WarnerMedia Holdings, Inc.:
3.64%, 3/15/2025 (e)	500,000	483,765
6.41%, 3/15/2026	550,000	552,667
		4,600,350
ENVIRONMENTAL CONTROL — 0.1%
Republic Services, Inc.:
1.45%, 2/15/2031 (b)	100,000	79,745
2.90%, 7/1/2026	45,000	42,965
3.38%, 11/15/2027	60,000	57,301
3.95%, 5/15/2028	150,000	145,941
4.88%, 4/1/2029	220,000	222,202
Waste Connections, Inc.:
2.20%, 1/15/2032	115,000	94,334
2.95%, 1/15/2052	115,000	79,730
3.05%, 4/1/2050	20,000	14,060
3.50%, 5/1/2029	50,000	46,631
Waste Management, Inc.:
0.75%, 11/15/2025 (b)	20,000	18,195
1.15%, 3/15/2028	30,000	25,578

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 3/15/2031	$30,000	$23,921
2.00%, 6/1/2029 (b)	75,000	64,826
2.50%, 11/15/2050	20,000	12,880
2.95%, 6/1/2041	55,000	41,894
4.63%, 2/15/2030	250,000	249,947
4.63%, 2/15/2033	250,000	250,702
		1,470,852
FOOD — 0.3%
Campbell Soup Co.:
2.38%, 4/24/2030 (b)	15,000	12,855
3.95%, 3/15/2025	100,000	98,209
4.15%, 3/15/2028	50,000	48,977
4.80%, 3/15/2048	20,000	18,649
Conagra Brands, Inc.:
5.30%, 11/1/2038	265,000	260,031
5.40%, 11/1/2048	40,000	39,186
Flowers Foods, Inc. 2.40%, 3/15/2031	45,000	37,549
General Mills, Inc.:
3.00%, 2/1/2051 (b)	510,000	372,448
3.20%, 2/10/2027 (b)	100,000	96,164
4.20%, 4/17/2028	25,000	24,743
4.95%, 3/29/2033	145,000	147,147
Hershey Co.:
0.90%, 6/1/2025	45,000	41,709
3.20%, 8/21/2025	25,000	24,304
Hormel Foods Corp.:
0.65%, 6/3/2024	35,000	33,286
1.70%, 6/3/2028	570,000	502,609
3.05%, 6/3/2051	45,000	32,876
Ingredion, Inc. 2.90%, 6/1/2030	100,000	87,851
J M Smucker Co.:
3.38%, 12/15/2027	100,000	95,117
3.55%, 3/15/2050 (b)	25,000	18,807
4.25%, 3/15/2035	50,000	46,956
JBS USA LUX SA/JBS USA Food Co./JBS USA Finance, Inc.:
5.75%, 4/1/2033 (e)	250,000	240,127
6.50%, 12/1/2052 (e)	500,000	479,280
Kellogg Co.:
4.30%, 5/15/2028	100,000	98,907
4.50%, 4/1/2046 (b)	100,000	92,059
5.25%, 3/1/2033	70,000	71,816
Kraft Heinz Foods Co.:
3.88%, 5/15/2027	750,000	732,082
4.88%, 10/1/2049	750,000	693,997
Kroger Co.:
2.65%, 10/15/2026	50,000	47,093
3.70%, 8/1/2027	35,000	33,679
3.95%, 1/15/2050	550,000	447,755
4.45%, 2/1/2047	100,000	88,069
4.65%, 1/15/2048	100,000	89,633
Security Description	Principal Amount	Value
McCormick & Co., Inc. 3.40%, 8/15/2027	$100,000	$94,819
Mondelez International, Inc.:
1.50%, 5/4/2025	60,000	56,136
1.50%, 2/4/2031	40,000	31,912
1.88%, 10/15/2032 (b)	75,000	60,001
2.63%, 3/17/2027	200,000	186,818
2.63%, 9/4/2050	35,000	23,479
2.75%, 4/13/2030	35,000	31,055
3.00%, 3/17/2032 (b)	200,000	176,066
Sysco Corp.:
2.40%, 2/15/2030	10,000	8,720
2.45%, 12/14/2031	145,000	120,872
3.15%, 12/14/2051	500,000	349,345
3.25%, 7/15/2027	50,000	47,442
3.30%, 7/15/2026	100,000	96,136
3.30%, 2/15/2050	10,000	7,212
3.75%, 10/1/2025	5,000	4,887
4.45%, 3/15/2048	50,000	43,342
4.85%, 10/1/2045	5,000	4,577
6.60%, 4/1/2050	250,000	284,830
Tyson Foods, Inc.:
3.55%, 6/2/2027	150,000	143,214
4.55%, 6/2/2047	285,000	246,759
		7,171,592
FOREST PRODUCTS & PAPER — 0.0% (a)
Celulosa Arauco y Constitucion SA:
3.88%, 11/2/2027	200,000	184,340
4.50%, 8/1/2024	50,000	49,081
Fibria Overseas Finance Ltd. 5.50%, 1/17/2027 (b)	25,000	25,109
Georgia-Pacific LLC 7.75%, 11/15/2029	25,000	29,357
International Paper Co. 4.35%, 8/15/2048	27,000	23,423
Suzano Austria GmbH:
2.50%, 9/15/2028	125,000	107,183
3.75%, 1/15/2031	150,000	130,459
Series DM3N, 3.13%, 1/15/2032 (b)	80,000	65,620
		614,572
GAS — 0.2%
Atmos Energy Corp.:
1.50%, 1/15/2031	100,000	80,137
2.63%, 9/15/2029	200,000	178,746
3.00%, 6/15/2027	150,000	141,721
4.15%, 1/15/2043	25,000	22,230
CenterPoint Energy Resources Corp. 5.25%, 3/1/2028	250,000	256,372
National Fuel Gas Co.:
3.95%, 9/15/2027	50,000	46,988
5.50%, 1/15/2026	30,000	30,000

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
NiSource, Inc.:
0.95%, 8/15/2025	$560,000	$511,347
1.70%, 2/15/2031	100,000	79,227
2.95%, 9/1/2029	100,000	89,036
3.49%, 5/15/2027	50,000	47,406
4.38%, 5/15/2047	150,000	130,225
4.80%, 2/15/2044	30,000	27,745
ONE Gas, Inc. 4.50%, 11/1/2048	90,000	78,731
Piedmont Natural Gas Co., Inc.:
2.50%, 3/15/2031	190,000	158,403
5.05%, 5/15/2052	750,000	698,310
Southern California Gas Co.:
2.95%, 4/15/2027	110,000	103,121
3.15%, 9/15/2024	25,000	24,422
3.20%, 6/15/2025	50,000	48,493
3.75%, 9/15/2042	30,000	24,598
Series MM, 5.13%, 11/15/2040	25,000	24,723
Series VV, 4.30%, 1/15/2049	50,000	42,680
Southern Co. Gas Capital Corp.:
4.40%, 5/30/2047	150,000	128,160
Series 20-A, 1.75%, 1/15/2031	500,000	399,165
Southwest Gas Corp.:
3.70%, 4/1/2028	25,000	23,632
4.05%, 3/15/2032 (b)	90,000	82,977
5.45%, 3/23/2028	165,000	166,531
Washington Gas Light Co. Series MTN, 3.65%, 9/15/2049	50,000	38,535
		3,683,661
HAND & MACHINE TOOLS — 0.1%
Kennametal, Inc. 4.63%, 6/15/2028	50,000	48,320
Regal Rexnord Corp.:
6.05%, 2/15/2026 (e)	500,000	503,420
6.05%, 4/15/2028 (e)	500,000	501,860
6.40%, 4/15/2033 (e)	500,000	500,835
Snap-on, Inc. 3.10%, 5/1/2050	70,000	53,297
Stanley Black & Decker, Inc.:
2.75%, 11/15/2050	100,000	59,243
3.40%, 3/1/2026	35,000	33,531
4.25%, 11/15/2028	100,000	96,611
6.27%, 3/6/2026 (b)	250,000	252,382
5 Year CMT + 2.66%, 4.00%, 3/15/2060 (b) (c)	30,000	23,687
		2,073,186
HEALTH CARE PRODUCTS — 0.4%
Abbott Laboratories:
1.40%, 6/30/2030 (b)	500,000	417,375
Security Description	Principal Amount	Value
2.95%, 3/15/2025 (b)	$75,000	$73,294
3.75%, 11/30/2026	85,000	84,340
4.75%, 11/30/2036	250,000	259,517
4.75%, 4/15/2043	25,000	25,331
4.90%, 11/30/2046	150,000	154,212
Baxter International, Inc.:
1.32%, 11/29/2024	600,000	564,636
1.73%, 4/1/2031	45,000	35,185
1.92%, 2/1/2027	600,000	536,970
2.27%, 12/1/2028	500,000	434,320
3.13%, 12/1/2051	250,000	161,997
3.50%, 8/15/2046	50,000	35,347
Boston Scientific Corp.:
1.90%, 6/1/2025	65,000	61,450
2.65%, 6/1/2030	100,000	88,375
4.55%, 3/1/2039	50,000	46,898
4.70%, 3/1/2049	35,000	33,316
Danaher Corp. 2.60%, 10/1/2050 (b)	565,000	386,607
DH Europe Finance II Sarl:
2.20%, 11/15/2024	50,000	48,004
2.60%, 11/15/2029 (b)	30,000	26,840
3.25%, 11/15/2039	50,000	41,879
3.40%, 11/15/2049	50,000	39,474
GE HealthCare Technologies, Inc.:
5.60%, 11/15/2025 (e)	500,000	506,205
5.65%, 11/15/2027 (e)	500,000	516,975
5.86%, 3/15/2030 (e)	550,000	575,525
5.91%, 11/22/2032 (b) (e)	500,000	531,570
6.38%, 11/22/2052 (e)	500,000	558,490
Medtronic Global Holdings SCA 4.25%, 3/30/2028	155,000	154,569
Medtronic, Inc.:
4.38%, 3/15/2035	54,000	53,196
4.63%, 3/15/2045	345,000	337,983
PerkinElmer, Inc.:
2.25%, 9/15/2031	105,000	84,163
2.55%, 3/15/2031	85,000	70,060
3.30%, 9/15/2029	65,000	58,120
Smith & Nephew PLC 2.03%, 10/14/2030	50,000	40,548
Stryker Corp.:
1.15%, 6/15/2025	50,000	46,181
1.95%, 6/15/2030	50,000	42,163
2.90%, 6/15/2050	25,000	17,766
3.38%, 11/1/2025	25,000	24,110
3.50%, 3/15/2026	25,000	24,350
3.65%, 3/7/2028	50,000	48,124
4.63%, 3/15/2046	25,000	23,384
Thermo Fisher Scientific, Inc.:
1.22%, 10/18/2024	900,000	854,820
4.10%, 8/15/2047	100,000	91,295

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	$100,000	$83,472
		8,298,436
HEALTH CARE SERVICES — 0.7%
AdventHealth Obligated Group Series E, 2.80%, 11/15/2051	250,000	170,317
Advocate Health & Hospitals Corp. 3.39%, 10/15/2049	50,000	38,045
Aetna, Inc.:
3.88%, 8/15/2047	100,000	79,477
4.13%, 11/15/2042	25,000	21,163
AHS Hospital Corp. Series 2021, 2.78%, 7/1/2051	75,000	49,946
Ascension Health 3.95%, 11/15/2046	150,000	129,999
Banner Health 2.34%, 1/1/2030	40,000	34,595
Baylor Scott & White Holdings Series 2021, 1.78%, 11/15/2030 (b)	25,000	20,262
Centene Corp.:
2.50%, 3/1/2031	500,000	404,665
4.63%, 12/15/2029	500,000	470,400
Children's Hospital Corp. Series 2020, 2.59%, 2/1/2050	15,000	9,908
CommonSpirit Health:
2.76%, 10/1/2024	250,000	242,225
4.19%, 10/1/2049	250,000	204,155
4.35%, 11/1/2042	25,000	21,371
Duke University Health System, Inc. Series 2017, 3.92%, 6/1/2047	50,000	43,254
Elevance Health, Inc.:
1.50%, 3/15/2026	600,000	547,038
2.25%, 5/15/2030 (b)	265,000	227,479
2.38%, 1/15/2025	20,000	19,154
2.55%, 3/15/2031	100,000	85,968
3.13%, 5/15/2050	270,000	193,617
3.35%, 12/1/2024	50,000	48,832
3.50%, 8/15/2024	25,000	24,493
3.60%, 3/15/2051	305,000	238,601
3.65%, 12/1/2027	130,000	125,606
4.10%, 3/1/2028	100,000	98,025
4.10%, 5/15/2032	200,000	191,226
4.38%, 12/1/2047	130,000	115,951
4.55%, 3/1/2048	50,000	45,546
4.65%, 1/15/2043	50,000	46,836
4.75%, 2/15/2033	250,000	251,300
5.13%, 2/15/2053	500,000	498,080
Security Description	Principal Amount	Value
HCA, Inc.:
2.38%, 7/15/2031	$650,000	$524,082
3.13%, 3/15/2027 (e)	45,000	41,840
3.50%, 7/15/2051	650,000	448,968
3.63%, 3/15/2032 (e)	650,000	571,688
4.13%, 6/15/2029	35,000	32,869
4.50%, 2/15/2027	50,000	48,868
4.63%, 3/15/2052 (e)	500,000	415,410
5.13%, 6/15/2039	275,000	256,569
5.25%, 4/15/2025	60,000	60,178
5.25%, 6/15/2026	65,000	65,075
5.25%, 6/15/2049	100,000	90,236
5.50%, 6/15/2047	65,000	61,005
Humana, Inc.:
2.15%, 2/3/2032	350,000	283,139
3.70%, 3/23/2029	105,000	98,500
4.80%, 3/15/2047	100,000	91,261
4.95%, 10/1/2044	50,000	46,845
Indiana University Health, Inc. Obligated Group Series 2021, 2.85%, 11/1/2051	25,000	16,975
Johns Hopkins Health System Corp. 3.84%, 5/15/2046	50,000	42,289
Kaiser Foundation Hospitals:
Series 2019, 3.27%, 11/1/2049	105,000	78,399
Series 2021, 2.81%, 6/1/2041	135,000	99,523
Series 2021, 3.00%, 6/1/2051	135,000	95,396
Laboratory Corp. of America Holdings:
1.55%, 6/1/2026	70,000	62,569
2.30%, 12/1/2024	100,000	95,588
2.70%, 6/1/2031	100,000	86,046
2.95%, 12/1/2029 (b)	100,000	89,397
3.25%, 9/1/2024	100,000	97,937
4.70%, 2/1/2045	25,000	22,412
Mass General Brigham, Inc. Series 2017, 3.77%, 7/1/2048	100,000	81,654
Mayo Clinic Series 2021, 3.20%, 11/15/2061	100,000	69,610
Memorial Sloan-Kettering Cancer Center:
4.13%, 7/1/2052	25,000	22,017
Series 2020, 2.96%, 1/1/2050	55,000	38,860
Methodist Hospital Series 20A, 2.71%, 12/1/2050	65,000	43,336
Montefiore Obligated Group 4.29%, 9/1/2050	50,000	30,942

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Mount Sinai Hospitals Group, Inc. Series 2019, 3.74%, 7/1/2049	$35,000	$27,181
New York & Presbyterian Hospital:
2.26%, 8/1/2040	50,000	34,516
Series 2019, 3.95%, 8/1/2119	35,000	26,167
Northwell Healthcare, Inc. 4.26%, 11/1/2047	50,000	42,681
Novant Health, Inc. 3.17%, 11/1/2051	85,000	61,323
NYU Langone Hospitals Series 2020, 3.38%, 7/1/2055	100,000	72,305
Orlando Health Obligated Group 3.33%, 10/1/2050	25,000	18,144
Providence St Joseph Health Obligated Group Series 19A, 2.53%, 10/1/2029	80,000	68,763
Quest Diagnostics, Inc.:
2.95%, 6/30/2030	35,000	31,317
4.20%, 6/30/2029	100,000	98,265
4.70%, 3/30/2045	25,000	22,618
RWJ Barnabas Health, Inc. 3.48%, 7/1/2049	50,000	39,222
Sutter Health:
Series 20A, 2.29%, 8/15/2030	55,000	46,221
Series 20A, 3.36%, 8/15/2050	55,000	40,097
Trinity Health Corp. Series 2021, 2.63%, 12/1/2040	50,000	36,274
UnitedHealth Group, Inc.:
1.15%, 5/15/2026 (b)	100,000	91,046
1.25%, 1/15/2026	35,000	32,162
2.00%, 5/15/2030	305,000	260,598
2.30%, 5/15/2031	100,000	85,710
2.75%, 5/15/2040	300,000	227,265
2.90%, 5/15/2050	200,000	141,902
3.05%, 5/15/2041	350,000	275,943
3.10%, 3/15/2026	50,000	48,375
3.13%, 5/15/2060 (b)	100,000	70,162
3.25%, 5/15/2051	100,000	75,220
3.38%, 4/15/2027	100,000	96,278
3.50%, 8/15/2039	200,000	170,558
3.70%, 12/15/2025	10,000	9,780
3.75%, 7/15/2025	305,000	301,618
3.75%, 10/15/2047	50,000	41,924
3.88%, 12/15/2028	15,000	14,698
4.25%, 1/15/2029	750,000	744,532
4.25%, 4/15/2047	100,000	89,636
4.63%, 7/15/2035	200,000	201,028
Security Description	Principal Amount	Value
4.75%, 7/15/2045	$230,000	$226,522
4.75%, 5/15/2052	500,000	487,250
5.15%, 10/15/2025	45,000	45,879
5.20%, 4/15/2063	750,000	760,117
5.25%, 2/15/2028 (b)	145,000	151,073
5.35%, 2/15/2033	700,000	743,939
5.88%, 2/15/2053	500,000	562,000
6.88%, 2/15/2038	25,000	30,198
Willis-Knighton Medical Center Series 2021, 3.07%, 3/1/2051	550,000	358,501
		15,916,025
HOME BUILDERS — 0.0% (a)
DR Horton, Inc. 2.50%, 10/15/2024	100,000	96,351
Lennar Corp. 4.75%, 11/29/2027	250,000	247,218
MDC Holdings, Inc. 3.97%, 8/6/2061	200,000	120,050
NVR, Inc. 3.00%, 5/15/2030	130,000	114,483
PulteGroup, Inc. 5.00%, 1/15/2027	250,000	248,570
		826,672
HOME FURNISHINGS — 0.0% (a)
Leggett & Platt, Inc. 4.40%, 3/15/2029	100,000	96,916
Whirlpool Corp.:
2.40%, 5/15/2031	25,000	20,430
4.50%, 6/1/2046	25,000	20,371
4.60%, 5/15/2050 (b)	50,000	41,577
4.75%, 2/26/2029 (b)	60,000	59,425
5.50%, 3/1/2033 (b)	100,000	100,630
		339,349
HOUSEHOLD PRODUCTS — 0.0% (a)
Colgate-Palmolive Co.:
4.60%, 3/1/2028 (b)	145,000	148,705
4.80%, 3/2/2026	120,000	122,743
Procter & Gamble Co.:
3.95%, 1/26/2028 (b)	500,000	502,220
4.05%, 1/26/2033 (b)	200,000	201,160
		974,828
HOUSEHOLD PRODUCTS & WARES — 0.1%
Avery Dennison Corp. 5.75%, 3/15/2033	250,000	259,952
Church & Dwight Co., Inc.:
2.30%, 12/15/2031	40,000	33,465
5.60%, 11/15/2032	95,000	101,902
Clorox Co.:
3.10%, 10/1/2027	50,000	47,362
3.90%, 5/15/2028 (b)	50,000	48,730
4.40%, 5/1/2029	200,000	197,700

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Kimberly-Clark Corp.:
1.05%, 9/15/2027	$15,000	$13,148
2.00%, 11/2/2031	250,000	210,975
2.75%, 2/15/2026 (b)	25,000	24,105
3.10%, 3/26/2030	40,000	37,097
3.20%, 4/25/2029	100,000	94,746
3.90%, 5/4/2047	50,000	43,751
3.95%, 11/1/2028	55,000	54,507
4.50%, 2/16/2033	100,000	101,287
		1,268,727
INSURANCE — 0.7%
Aflac, Inc.:
1.13%, 3/15/2026	105,000	95,367
4.75%, 1/15/2049	75,000	69,970
Alleghany Corp. 4.90%, 9/15/2044	50,000	47,183
Allstate Corp.:
1.45%, 12/15/2030 (b)	250,000	194,637
3.85%, 8/10/2049	125,000	100,386
4.20%, 12/15/2046	50,000	42,223
5.25%, 3/30/2033 (b)	195,000	197,049
American Financial Group, Inc. 4.50%, 6/15/2047	100,000	83,865
American International Group, Inc.:
2.50%, 6/30/2025	400,000	378,692
3.90%, 4/1/2026	15,000	14,601
4.38%, 6/30/2050	315,000	269,363
Series A-9, 3 Month USD LIBOR + 2.87%, 5.75%, 4/1/2048 (c)	100,000	90,869
Aon Corp. 3.75%, 5/2/2029	100,000	95,527
Aon Corp./Aon Global Holdings PLC 2.60%, 12/2/2031	645,000	541,207
Aon Global Ltd.:
3.50%, 6/14/2024	50,000	49,078
3.88%, 12/15/2025	150,000	146,269
Arch Capital Group Ltd. 3.64%, 6/30/2050	105,000	78,049
Assurant, Inc.:
2.65%, 1/15/2032	600,000	455,064
4.90%, 3/27/2028	50,000	49,086
Assured Guaranty U.S. Holdings, Inc. 3.60%, 9/15/2051	40,000	27,440
Athene Holding Ltd.:
3.45%, 5/15/2052	500,000	316,030
3.50%, 1/15/2031 (b)	150,000	125,022
4.13%, 1/12/2028	100,000	90,716
AXIS Specialty Finance LLC 3.90%, 7/15/2029	25,000	23,444
Security Description	Principal Amount	Value
Berkshire Hathaway Finance Corp.:
1.45%, 10/15/2030	$80,000	$65,894
1.85%, 3/12/2030 (b)	10,000	8,589
2.30%, 3/15/2027 (b)	200,000	190,020
2.50%, 1/15/2051	110,000	70,806
2.85%, 10/15/2050	340,000	240,091
2.88%, 3/15/2032	200,000	180,042
3.85%, 3/15/2052	550,000	462,352
4.20%, 8/15/2048	100,000	90,879
4.25%, 1/15/2049	150,000	138,375
Berkshire Hathaway, Inc.:
3.13%, 3/15/2026	55,000	53,526
4.50%, 2/11/2043	180,000	171,191
Brighthouse Financial, Inc.:
3.70%, 6/22/2027	150,000	136,887
4.70%, 6/22/2047	150,000	109,431
Brown & Brown, Inc.:
2.38%, 3/15/2031	150,000	120,115
4.20%, 3/17/2032	65,000	58,565
4.50%, 3/15/2029	50,000	48,273
Chubb INA Holdings, Inc.:
1.38%, 9/15/2030	150,000	121,318
3.05%, 12/15/2061 (b)	500,000	338,480
3.35%, 5/3/2026	250,000	242,227
4.15%, 3/13/2043	25,000	21,966
4.35%, 11/3/2045	125,000	114,926
CNA Financial Corp.:
2.05%, 8/15/2030	100,000	81,500
3.45%, 8/15/2027	100,000	94,357
4.50%, 3/1/2026	25,000	24,756
Corebridge Financial, Inc.:
3.50%, 4/4/2025 (e)	500,000	480,900
3.65%, 4/5/2027 (e)	500,000	468,785
Enstar Group Ltd. 4.95%, 6/1/2029	50,000	46,776
Equitable Holdings, Inc.:
4.35%, 4/20/2028	150,000	144,193
5.00%, 4/20/2048	100,000	85,641
5.59%, 1/11/2033	100,000	98,096
Everest Reinsurance Holdings, Inc. 3.50%, 10/15/2050	500,000	362,610
Fairfax Financial Holdings Ltd.:
3.38%, 3/3/2031	70,000	58,743
4.85%, 4/17/2028	100,000	97,982
Fidelity National Financial, Inc.:
2.45%, 3/15/2031	100,000	80,156
3.20%, 9/17/2051	250,000	151,350
4.50%, 8/15/2028	50,000	48,649
First American Financial Corp. 4.60%, 11/15/2024	25,000	24,540
Globe Life, Inc.:
2.15%, 8/15/2030	100,000	80,996

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.55%, 9/15/2028	$25,000	$24,834
Hanover Insurance Group, Inc. 2.50%, 9/1/2030	15,000	12,014
Hartford Financial Services Group, Inc.:
2.80%, 8/19/2029	70,000	61,570
2.90%, 9/15/2051	325,000	214,474
4.40%, 3/15/2048	100,000	85,215
Kemper Corp. 2.40%, 9/30/2030	100,000	79,990
Lincoln National Corp.:
3.05%, 1/15/2030	100,000	82,141
3.40%, 3/1/2032	250,000	200,167
3.80%, 3/1/2028 (b)	35,000	31,714
4.35%, 3/1/2048	50,000	38,092
6.30%, 10/9/2037	50,000	49,325
Loews Corp.:
3.20%, 5/15/2030	15,000	13,482
3.75%, 4/1/2026	50,000	48,724
Manulife Financial Corp.:
2.48%, 5/19/2027	70,000	64,629
3.70%, 3/16/2032	200,000	184,646
5 Year US ISDA + 1.65%, 4.06%, 2/24/2032 (c)	50,000	47,443
Markel Corp.:
3.45%, 5/7/2052	135,000	95,346
3.50%, 11/1/2027 (b)	50,000	47,597
4.15%, 9/17/2050	50,000	40,069
5.00%, 5/20/2049	30,000	27,503
Marsh & McLennan Cos., Inc.:
2.38%, 12/15/2031	615,000	508,593
3.75%, 3/14/2026	25,000	24,462
4.38%, 3/15/2029	250,000	248,285
Mercury General Corp. 4.40%, 3/15/2027	50,000	48,129
MetLife, Inc.:
3.60%, 4/10/2024	300,000	295,746
4.05%, 3/1/2045	150,000	125,896
4.88%, 11/13/2043	200,000	186,552
5.25%, 1/15/2054	500,000	487,960
6.40%, 12/15/2066	100,000	95,561
Old Republic International Corp. 3.85%, 6/11/2051	85,000	62,790
Principal Financial Group, Inc.:
2.13%, 6/15/2030	150,000	125,016
3.70%, 5/15/2029	50,000	47,391
5.38%, 3/15/2033	140,000	140,038
Progressive Corp.:
2.50%, 3/15/2027	40,000	37,121
3.00%, 3/15/2032	50,000	44,705
4.00%, 3/1/2029	50,000	49,121
4.20%, 3/15/2048	100,000	87,602
Security Description	Principal Amount	Value
Prudential Financial, Inc.:
3.94%, 12/7/2049	$100,000	$79,265
3 Month USD LIBOR + 2.38%, 4.50%, 9/15/2047 (b) (c)	170,000	151,898
3 Month USD LIBOR + 3.03%, 5.38%, 5/15/2045 (c)	200,000	186,460
5 Year CMT + 2.85%, 6.75%, 3/1/2053 (c)	160,000	155,045
5 Year CMT + 3.04%, 3.70%, 10/1/2050 (c)	600,000	491,874
Series MTN, 3.70%, 3/13/2051	100,000	75,726
Series MTN, 4.60%, 5/15/2044	75,000	68,044
Series MTN, 6.63%, 6/21/2040	25,000	27,658
Prudential Funding Asia PLC 3.63%, 3/24/2032	150,000	136,440
Reinsurance Group of America, Inc.:
3.15%, 6/15/2030 (b)	35,000	30,712
3.90%, 5/15/2029	50,000	46,843
RenaissanceRe Finance, Inc. 3.45%, 7/1/2027 (b)	30,000	28,505
Travelers Cos., Inc.:
2.55%, 4/27/2050	10,000	6,549
3.05%, 6/8/2051	250,000	178,327
3.75%, 5/15/2046	10,000	8,155
4.00%, 5/30/2047	80,000	68,751
4.05%, 3/7/2048	100,000	86,305
4.10%, 3/4/2049	100,000	86,100
Series MTN, 6.25%, 6/15/2037	25,000	28,308
Trinity Acquisition PLC 4.40%, 3/15/2026	26,000	25,541
Unum Group:
4.00%, 6/15/2029	70,000	65,459
4.13%, 6/15/2051	100,000	71,646
4.50%, 12/15/2049	15,000	10,889
Voya Financial, Inc. 3.65%, 6/15/2026 (b)	50,000	47,500
W R Berkley Corp.:
3.55%, 3/30/2052	100,000	72,385
4.00%, 5/12/2050	45,000	36,425
Willis North America, Inc.:
3.60%, 5/15/2024	50,000	48,737
3.88%, 9/15/2049	70,000	52,452
4.50%, 9/15/2028	50,000	48,378
4.65%, 6/15/2027	100,000	98,525
		15,577,965
INTERNET — 0.5%
Alibaba Group Holding Ltd.:
2.70%, 2/9/2041	500,000	333,900
3.15%, 2/9/2051	100,000	65,427

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.40%, 12/6/2027 (b)	$200,000	$188,516
3.60%, 11/28/2024	75,000	73,343
4.20%, 12/6/2047	260,000	206,284
Alphabet, Inc.:
1.10%, 8/15/2030	165,000	134,899
2.00%, 8/15/2026	250,000	234,260
2.05%, 8/15/2050	250,000	158,792
Amazon.com, Inc.:
0.80%, 6/3/2025	815,000	758,260
1.00%, 5/12/2026	150,000	135,971
1.50%, 6/3/2030 (b)	235,000	195,496
1.65%, 5/12/2028	150,000	132,812
2.10%, 5/12/2031	150,000	128,184
2.50%, 6/3/2050	390,000	263,999
2.70%, 6/3/2060	280,000	183,792
2.80%, 8/22/2024	100,000	97,842
2.88%, 5/12/2041	150,000	117,840
3.00%, 4/13/2025	200,000	195,024
3.10%, 5/12/2051	150,000	113,714
3.15%, 8/22/2027	100,000	95,986
3.25%, 5/12/2061	150,000	110,358
3.30%, 4/13/2027	250,000	241,890
3.45%, 4/13/2029	200,000	192,530
3.60%, 4/13/2032	250,000	237,067
3.80%, 12/5/2024	30,000	29,759
3.88%, 8/22/2037	125,000	116,449
3.95%, 4/13/2052	500,000	443,690
4.05%, 8/22/2047	125,000	113,638
4.25%, 8/22/2057	150,000	136,921
4.55%, 12/1/2027 (b)	250,000	253,752
4.60%, 12/1/2025	800,000	806,864
4.65%, 12/1/2029 (b)	500,000	510,825
4.70%, 11/29/2024	500,000	503,485
4.70%, 12/1/2032	500,000	512,650
4.95%, 12/5/2044	125,000	128,899
5.20%, 12/3/2025	50,000	50,990
Baidu, Inc.:
1.63%, 2/23/2027	200,000	177,090
2.38%, 8/23/2031 (b)	200,000	164,698
Booking Holdings, Inc.:
3.60%, 6/1/2026	250,000	243,780
4.63%, 4/13/2030	100,000	99,883
eBay, Inc.:
1.40%, 5/10/2026	100,000	90,753
1.90%, 3/11/2025	140,000	132,425
2.60%, 5/10/2031 (b)	100,000	85,197
2.70%, 3/11/2030 (b)	100,000	87,580
3.45%, 8/1/2024	25,000	24,495
3.65%, 5/10/2051	50,000	37,400
Expedia Group, Inc.:
2.95%, 3/15/2031 (b)	555,000	462,504
3.25%, 2/15/2030	35,000	30,366
3.80%, 2/15/2028	50,000	47,383
4.63%, 8/1/2027	590,000	580,241
Security Description	Principal Amount	Value
Meta Platforms, Inc.:
3.50%, 8/15/2027	$550,000	$530,942
3.85%, 8/15/2032	500,000	468,290
4.45%, 8/15/2052	750,000	660,247
VeriSign, Inc. 2.70%, 6/15/2031	80,000	68,038
		12,195,420
INVESTMENT COMPANY SECURITY — 0.1%
Ares Capital Corp.:
2.15%, 7/15/2026	750,000	642,967
2.88%, 6/15/2028	500,000	412,800
3.88%, 1/15/2026	100,000	92,207
4.20%, 6/10/2024	50,000	48,407
4.25%, 3/1/2025	50,000	47,285
Bain Capital Specialty Finance, Inc. 2.55%, 10/13/2026	100,000	84,479
Blackstone Private Credit Fund:
2.63%, 12/15/2026	200,000	168,150
7.05%, 9/29/2025 (e)	200,000	199,126
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	100,000	81,395
3.63%, 1/15/2026	150,000	136,164
FS KKR Capital Corp.:
3.40%, 1/15/2026	250,000	225,202
4.13%, 2/1/2025 (b)	100,000	94,923
Golub Capital BDC, Inc. 2.50%, 8/24/2026	160,000	137,706
Main Street Capital Corp. 3.00%, 7/14/2026	85,000	74,422
Oaktree Specialty Lending Corp. 2.70%, 1/15/2027	100,000	85,170
Owl Rock Capital Corp.:
3.40%, 7/15/2026	250,000	221,262
4.00%, 3/30/2025	50,000	46,625
Owl Rock Technology Finance Corp. 2.50%, 1/15/2027	500,000	417,305
Prospect Capital Corp. 3.44%, 10/15/2028	100,000	76,399
		3,291,994
IRON/STEEL — 0.0% (a)
ArcelorMittal SA:
6.55%, 11/29/2027	200,000	208,526
6.80%, 11/29/2032	175,000	183,677
Nucor Corp.:
2.00%, 6/1/2025	15,000	14,104
2.70%, 6/1/2030	15,000	13,158
2.98%, 12/15/2055	50,000	33,484
3.13%, 4/1/2032	90,000	79,476

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Reliance Steel & Aluminum Co. 1.30%, 8/15/2025	$40,000	$36,750
Steel Dynamics, Inc.:
1.65%, 10/15/2027	10,000	8,624
2.80%, 12/15/2024	25,000	23,941
3.25%, 10/15/2050	20,000	13,966
3.45%, 4/15/2030	40,000	36,432
Vale Overseas Ltd. 6.88%, 11/10/2039	300,000	311,805
		963,943
LEISURE TIME — 0.0% (a)
Brunswick Corp. 4.40%, 9/15/2032 (b)	250,000	218,330
LODGING — 0.0% (a)
Choice Hotels International, Inc. 3.70%, 12/1/2029	50,000	45,004
Hyatt Hotels Corp. 4.38%, 9/15/2028	50,000	47,949
Marriott International, Inc.:
3.75%, 3/15/2025	25,000	24,383
5.00%, 10/15/2027	55,000	55,125
Series EE, 5.75%, 5/1/2025	290,000	293,303
Series GG, 3.50%, 10/15/2032	500,000	438,245
		904,009
MACHINERY, CONSTRUCTION & MINING — 0.1%
Caterpillar Financial Services Corp.:
0.90%, 3/2/2026	600,000	543,996
3.40%, 5/13/2025	750,000	734,895
3.65%, 8/12/2025	500,000	491,095
Series MTN, 0.45%, 5/17/2024	50,000	47,742
Series MTN, 0.80%, 11/13/2025	30,000	27,390
Caterpillar, Inc.:
2.60%, 9/19/2029 (b)	100,000	91,315
2.60%, 4/9/2030 (b)	95,000	85,149
3.25%, 4/9/2050	125,000	99,500
3.80%, 8/15/2042	125,000	111,050
4.75%, 5/15/2064	25,000	24,596
Oshkosh Corp. 3.10%, 3/1/2030	10,000	8,842
		2,265,570
MACHINERY-DIVERSIFIED — 0.2%
CNH Industrial Capital LLC 1.45%, 7/15/2026	150,000	134,427
CNH Industrial NV Series MTN, 3.85%, 11/15/2027	15,000	14,417
Security Description	Principal Amount	Value
Deere & Co.:
2.88%, 9/7/2049	$35,000	$26,401
3.90%, 6/9/2042	225,000	206,800
Flowserve Corp.:
2.80%, 1/15/2032	75,000	59,569
3.50%, 10/1/2030	35,000	30,371
IDEX Corp.:
2.63%, 6/15/2031	100,000	84,565
3.00%, 5/1/2030	25,000	22,033
John Deere Capital Corp.:
1.45%, 1/15/2031	70,000	56,563
3.35%, 4/18/2029	100,000	94,941
4.55%, 10/11/2024	110,000	110,172
4.80%, 1/9/2026	500,000	507,605
Series MTN, 0.45%, 6/7/2024	65,000	61,898
Series MTN, 0.63%, 9/10/2024	55,000	52,101
Series MTN, 0.70%, 1/15/2026	100,000	90,864
Series MTN, 1.25%, 1/10/2025	500,000	473,755
Series MTN, 1.30%, 10/13/2026	300,000	271,080
Series MTN, 1.50%, 3/6/2028	100,000	87,922
Series MTN, 2.25%, 9/14/2026	100,000	93,431
Series MTN, 2.80%, 7/18/2029	50,000	45,699
Series MTN, 3.40%, 9/11/2025	25,000	24,331
Series MTN, 3.45%, 3/13/2025	100,000	98,384
nVent Finance Sarl:
2.75%, 11/15/2031	50,000	41,021
4.55%, 4/15/2028	50,000	47,712
Otis Worldwide Corp.:
2.06%, 4/5/2025	600,000	566,802
2.57%, 2/15/2030	250,000	219,270
3.11%, 2/15/2040	250,000	193,817
Rockwell Automation, Inc.:
3.50%, 3/1/2029	85,000	81,444
4.20%, 3/1/2049	250,000	226,442
Westinghouse Air Brake Technologies Corp. 4.95%, 9/15/2028	300,000	294,633
Xylem, Inc. 1.95%, 1/30/2028	45,000	39,846
		4,358,316
MEDIA — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital:
2.30%, 2/1/2032	350,000	266,168

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.80%, 4/1/2031	$290,000	$233,366
3.50%, 6/1/2041 (b)	500,000	341,900
3.70%, 4/1/2051	730,000	466,120
3.85%, 4/1/2061	100,000	62,049
3.90%, 6/1/2052	100,000	65,875
4.20%, 3/15/2028	250,000	236,330
4.40%, 4/1/2033	315,000	279,203
4.40%, 12/1/2061	100,000	67,991
4.80%, 3/1/2050	155,000	117,915
4.91%, 7/23/2025	50,000	49,449
5.05%, 3/30/2029	100,000	96,586
5.25%, 4/1/2053	750,000	606,427
5.38%, 5/1/2047	150,000	123,303
6.48%, 10/23/2045	185,000	174,381
Comcast Corp.:
1.50%, 2/15/2031	150,000	120,305
1.95%, 1/15/2031	70,000	58,196
2.45%, 8/15/2052	115,000	71,796
2.65%, 8/15/2062	75,000	45,704
2.80%, 1/15/2051	805,000	543,922
2.89%, 11/1/2051	350,000	238,843
2.94%, 11/1/2056	500,000	333,215
2.99%, 11/1/2063	550,000	356,873
3.15%, 3/1/2026	225,000	218,248
3.15%, 2/15/2028	200,000	189,848
3.20%, 7/15/2036	250,000	210,697
3.30%, 2/1/2027	150,000	144,807
3.30%, 4/1/2027	100,000	96,135
3.40%, 4/1/2030	550,000	514,217
3.40%, 7/15/2046	100,000	77,286
3.70%, 4/15/2024	500,000	494,200
3.75%, 4/1/2040	250,000	214,862
3.90%, 3/1/2038	150,000	134,709
3.95%, 10/15/2025	350,000	346,031
4.00%, 11/1/2049	69,000	57,910
4.15%, 10/15/2028	250,000	247,335
4.20%, 8/15/2034	100,000	95,641
4.25%, 10/15/2030	50,000	48,990
4.25%, 1/15/2033	50,000	48,730
4.60%, 10/15/2038	305,000	294,243
4.65%, 2/15/2033 (b)	500,000	502,465
4.65%, 7/15/2042	75,000	71,320
4.70%, 10/15/2048	500,000	474,110
4.95%, 10/15/2058	105,000	101,673
5.50%, 11/15/2032	605,000	645,081
Discovery Communications LLC:
3.95%, 3/20/2028	30,000	28,112
4.00%, 9/15/2055	265,000	175,878
4.65%, 5/15/2050	250,000	190,622
5.20%, 9/20/2047	100,000	82,424
Fox Corp.:
4.71%, 1/25/2029	40,000	39,645
5.48%, 1/25/2039	275,000	263,579
5.58%, 1/25/2049	25,000	23,912
Security Description	Principal Amount	Value
Grupo Televisa SAB:
5.00%, 5/13/2045	$50,000	$44,759
6.13%, 1/31/2046 (b)	100,000	102,091
Paramount Global:
2.90%, 1/15/2027 (b)	125,000	113,495
3.70%, 6/1/2028	50,000	45,352
4.20%, 6/1/2029	200,000	183,662
4.38%, 3/15/2043	25,000	17,758
4.75%, 5/15/2025	111,000	109,853
4.95%, 1/15/2031 (b)	250,000	230,502
4.95%, 5/19/2050 (b)	200,000	149,644
5.85%, 9/1/2043	200,000	173,008
Thomson Reuters Corp. 3.35%, 5/15/2026	50,000	47,773
Time Warner Cable LLC:
4.50%, 9/15/2042	100,000	76,932
5.50%, 9/1/2041	425,000	367,153
5.88%, 11/15/2040	50,000	45,130
6.75%, 6/15/2039	50,000	49,245
TWDC Enterprises 18 Corp.:
3.00%, 2/13/2026 (b)	50,000	48,251
Series GMTN, 3.15%, 9/17/2025	25,000	24,189
Series MTN, 3.00%, 7/30/2046	75,000	54,959
Walt Disney Co.:
1.75%, 8/30/2024	50,000	48,121
1.75%, 1/13/2026	105,000	98,392
2.00%, 9/1/2029	185,000	160,469
2.20%, 1/13/2028 (b)	70,000	64,286
2.65%, 1/13/2031	440,000	388,322
3.35%, 3/24/2025	250,000	245,605
3.38%, 11/15/2026 (b)	100,000	96,892
3.50%, 5/13/2040	650,000	551,349
3.60%, 1/13/2051	75,000	60,818
3.70%, 10/15/2025	100,000	98,352
3.80%, 5/13/2060	90,000	73,797
4.00%, 10/1/2023	100,000	99,255
4.70%, 3/23/2050	700,000	684,285
5.40%, 10/1/2043	75,000	78,864
6.65%, 11/15/2037	250,000	296,367
		15,917,557
METAL FABRICATE & HARDWARE — 0.0% (a)
Timken Co.:
4.13%, 4/1/2032	55,000	51,077
4.50%, 12/15/2028 (b)	20,000	19,558
		70,635
MINING — 0.2%
AngloGold Ashanti Holdings PLC 3.38%, 11/1/2028	200,000	177,458
Barrick North America Finance LLC 5.75%, 5/1/2043	250,000	264,675

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
BHP Billiton Finance USA Ltd.:
4.13%, 2/24/2042	$125,000	$113,248
5.00%, 9/30/2043	50,000	50,570
Freeport-McMoRan, Inc.:
4.55%, 11/14/2024	350,000	347,977
5.45%, 3/15/2043	350,000	327,551
Newmont Corp.:
2.25%, 10/1/2030	65,000	54,572
2.60%, 7/15/2032 (b)	500,000	417,885
2.80%, 10/1/2029	80,000	70,937
4.88%, 3/15/2042	50,000	47,821
Rio Tinto Finance USA Ltd. 2.75%, 11/2/2051	250,000	172,812
Rio Tinto Finance USA PLC:
4.13%, 8/21/2042	25,000	22,470
4.75%, 3/22/2042	150,000	145,673
5.00%, 3/9/2033	750,000	771,592
5.13%, 3/9/2053	750,000	772,657
Southern Copper Corp. 5.88%, 4/23/2045	357,000	371,680
		4,129,578
MISCELLANEOUS MANUFACTURER — 0.1%
3M Co.:
2.00%, 2/14/2025	100,000	95,313
2.38%, 8/26/2029 (b)	100,000	88,382
2.88%, 10/15/2027 (b)	225,000	210,773
3.25%, 8/26/2049 (b)	60,000	44,728
Series MTN, 3.38%, 3/1/2029 (b)	50,000	47,142
Series MTN, 3.63%, 10/15/2047	25,000	19,704
Series MTN, 4.00%, 9/14/2048 (b)	30,000	25,502
Carlisle Cos., Inc. 2.75%, 3/1/2030	65,000	55,531
Eaton Corp.:
3.10%, 9/15/2027	100,000	94,708
4.15%, 11/2/2042	25,000	22,087
GE Capital Funding LLC 4.55%, 5/15/2032	200,000	196,168
Illinois Tool Works, Inc. 3.90%, 9/1/2042 (b)	325,000	293,290
Parker-Hannifin Corp.:
2.70%, 6/14/2024	35,000	34,063
4.00%, 6/14/2049	40,000	34,110
4.25%, 9/15/2027	750,000	737,257
Series MTN, 3.30%, 11/21/2024	50,000	48,612
Teledyne Technologies, Inc. 2.75%, 4/1/2031	250,000	213,445
Textron, Inc.:
2.45%, 3/15/2031 (b)	30,000	25,337
3.90%, 9/17/2029	50,000	47,228
4.00%, 3/15/2026	50,000	49,162
Security Description	Principal Amount	Value
Trane Technologies Global Holding Co. Ltd. 5.75%, 6/15/2043	$25,000	$26,130
Trane Technologies Luxembourg Finance SA 3.80%, 3/21/2029	100,000	94,810
		2,503,482
MULTI-NATIONAL — 0.0% (a)
African Development Bank 4.38%, 11/3/2027	405,000	414,841
Corp. Andina de Fomento:
2.25%, 2/8/2027	150,000	137,543
4.75%, 4/1/2026	45,000	45,028
5.25%, 11/21/2025	100,000	101,120
Nordic Investment Bank 2.63%, 4/4/2025	200,000	194,358
		892,890
OFFICE & BUSINESS EQUIPMENT — 0.0% (a)
CDW LLC/CDW Finance Corp.:
2.67%, 12/1/2026	215,000	195,702
3.57%, 12/1/2031	500,000	430,190
		625,892
OIL & GAS — 0.8%
BP Capital Markets America, Inc.:
1.75%, 8/10/2030	500,000	414,200
2.72%, 1/12/2032	500,000	436,345
2.94%, 6/4/2051	105,000	72,843
3.00%, 2/24/2050	250,000	177,160
3.02%, 1/16/2027	200,000	189,960
3.06%, 6/17/2041	500,000	386,690
3.38%, 2/8/2061 (b)	150,000	108,098
3.59%, 4/14/2027 (b)	250,000	242,325
3.63%, 4/6/2030	200,000	190,092
3.94%, 9/21/2028	100,000	97,880
4.81%, 2/13/2033	535,000	543,250
Canadian Natural Resources Ltd.:
3.85%, 6/1/2027	50,000	47,867
3.90%, 2/1/2025	25,000	24,474
Series GMTN, 4.95%, 6/1/2047	100,000	90,437
Cenovus Energy, Inc. 2.65%, 1/15/2032	35,000	28,901
Chevron Corp.:
1.55%, 5/11/2025	385,000	363,132
2.00%, 5/11/2027	350,000	321,352
2.24%, 5/11/2030	100,000	88,425
2.95%, 5/16/2026	50,000	48,159
3.08%, 5/11/2050	100,000	75,691
Chevron USA, Inc.:
0.69%, 8/12/2025 (b)	65,000	59,630
1.02%, 8/12/2027	40,000	35,231

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.34%, 8/12/2050	$65,000	$42,699
CNOOC Finance 2014 ULC 4.88%, 4/30/2044	100,000	94,573
CNOOC Finance 2015 USA LLC:
3.50%, 5/5/2025	300,000	292,482
4.38%, 5/2/2028	250,000	250,412
CNOOC Petroleum North America ULC 5.88%, 3/10/2035	100,000	106,132
ConocoPhillips Co.:
2.40%, 3/7/2025	200,000	191,966
3.80%, 3/15/2052	500,000	414,025
4.03%, 3/15/2062	215,000	175,163
6.50%, 2/1/2039	75,000	87,596
6.95%, 4/15/2029	50,000	56,384
Coterra Energy, Inc. 3.90%, 5/15/2027	250,000	239,022
Devon Energy Corp.:
5.00%, 6/15/2045	25,000	22,241
5.25%, 9/15/2024	500,000	501,005
5.85%, 12/15/2025	50,000	50,803
Diamondback Energy, Inc.:
3.13%, 3/24/2031 (b)	795,000	688,494
3.25%, 12/1/2026	45,000	42,742
3.50%, 12/1/2029	100,000	91,569
4.40%, 3/24/2051 (b)	35,000	28,181
6.25%, 3/15/2033	550,000	581,982
6.25%, 3/15/2053	250,000	259,387
EOG Resources, Inc.:
3.90%, 4/1/2035	25,000	22,924
4.38%, 4/15/2030	30,000	29,932
4.95%, 4/15/2050	35,000	35,211
EQT Corp. 5.70%, 4/1/2028	500,000	501,180
Equinor ASA:
2.88%, 4/6/2025	250,000	242,435
3.25%, 11/18/2049	305,000	234,981
3.63%, 9/10/2028 (b)	50,000	48,728
3.63%, 4/6/2040	100,000	85,974
3.70%, 4/6/2050	250,000	211,605
3.95%, 5/15/2043	50,000	44,016
4.80%, 11/8/2043	30,000	29,443
Exxon Mobil Corp.:
2.02%, 8/16/2024	50,000	48,364
2.44%, 8/16/2029 (b)	50,000	45,787
2.61%, 10/15/2030	300,000	269,451
2.99%, 3/19/2025	650,000	632,547
3.00%, 8/16/2039	50,000	40,458
3.10%, 8/16/2049	50,000	37,602
3.29%, 3/19/2027 (b)	350,000	342,041
3.45%, 4/15/2051	545,000	435,003
3.48%, 3/19/2030	250,000	238,862
4.11%, 3/1/2046	125,000	112,589
4.23%, 3/19/2040	105,000	98,433
4.33%, 3/19/2050	250,000	231,485
Security Description	Principal Amount	Value
Hess Corp.:
5.60%, 2/15/2041	$75,000	$72,356
5.80%, 4/1/2047 (b)	250,000	244,580
Marathon Oil Corp.:
4.40%, 7/15/2027	50,000	48,473
5.20%, 6/1/2045	50,000	43,503
Marathon Petroleum Corp.:
3.63%, 9/15/2024	50,000	49,171
3.80%, 4/1/2028 (b)	30,000	28,725
4.50%, 4/1/2048	25,000	20,491
4.70%, 5/1/2025	350,000	349,345
5.13%, 12/15/2026	150,000	151,338
Phillips 66 Co.:
2.15%, 12/15/2030 (b)	150,000	123,820
3.15%, 12/15/2029 (e)	100,000	90,213
3.55%, 10/1/2026 (e)	10,000	9,550
3.75%, 3/1/2028 (e)	25,000	23,748
3.85%, 4/9/2025	180,000	175,988
3.90%, 3/15/2028	50,000	48,149
4.88%, 11/15/2044	95,000	88,845
4.90%, 10/1/2046 (e)	10,000	9,144
Pioneer Natural Resources Co.:
1.13%, 1/15/2026	95,000	86,319
2.15%, 1/15/2031	70,000	57,527
Shell International Finance BV:
2.38%, 11/7/2029	100,000	88,742
2.50%, 9/12/2026	150,000	141,373
2.75%, 4/6/2030	250,000	228,070
2.88%, 11/26/2041	350,000	267,634
3.13%, 11/7/2049	100,000	74,390
3.25%, 5/11/2025	100,000	97,750
3.25%, 4/6/2050 (b)	500,000	381,490
4.00%, 5/10/2046	100,000	87,130
4.13%, 5/11/2035	75,000	71,958
4.38%, 5/11/2045	250,000	230,777
4.55%, 8/12/2043	250,000	236,702
5.50%, 3/25/2040	25,000	26,562
Suncor Energy, Inc.:
3.75%, 3/4/2051	285,000	216,720
4.00%, 11/15/2047	70,000	55,616
6.50%, 6/15/2038	50,000	53,647
TotalEnergies Capital International SA:
2.99%, 6/29/2041	500,000	390,690
3.13%, 5/29/2050	200,000	148,286
3.75%, 4/10/2024	375,000	372,472
TotalEnergies Capital SA 3.88%, 10/11/2028	25,000	24,633
Valero Energy Corp.:
2.15%, 9/15/2027	250,000	225,890
3.65%, 12/1/2051	750,000	545,692
6.63%, 6/15/2037	250,000	273,357
		18,238,917

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
OIL & GAS SERVICES — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.:
2.06%, 12/15/2026 (b)	$600,000	$544,020
3.34%, 12/15/2027	50,000	46,856
4.08%, 12/15/2047	150,000	121,962
Halliburton Co.:
2.92%, 3/1/2030	500,000	445,755
3.80%, 11/15/2025	9,000	8,821
4.85%, 11/15/2035	150,000	144,163
5.00%, 11/15/2045	35,000	31,873
7.45%, 9/15/2039	25,000	29,018
NOV, Inc. 3.60%, 12/1/2029	100,000	90,495
Schlumberger Investment SA 2.65%, 6/26/2030 (b)	150,000	132,817
		1,595,780
PACKAGING & CONTAINERS — 0.0% (a)
Amcor Flexibles North America, Inc. 2.69%, 5/25/2031 (b)	130,000	108,125
Berry Global, Inc. 1.57%, 1/15/2026	250,000	227,125
Packaging Corp. of America:
3.00%, 12/15/2029	25,000	22,480
3.40%, 12/15/2027	35,000	33,278
4.05%, 12/15/2049	10,000	8,197
WRKCo, Inc.:
3.00%, 6/15/2033 (b)	500,000	410,110
3.38%, 9/15/2027	100,000	93,302
3.75%, 3/15/2025	100,000	97,056
4.20%, 6/1/2032 (b)	50,000	46,190
		1,045,863
PHARMACEUTICALS — 1.2%
AbbVie, Inc.:
2.60%, 11/21/2024	605,000	583,843
2.95%, 11/21/2026	605,000	575,712
3.20%, 5/14/2026	200,000	193,082
3.20%, 11/21/2029	245,000	227,255
3.60%, 5/14/2025	350,000	343,339
3.80%, 3/15/2025	425,000	418,145
3.85%, 6/15/2024	50,000	49,391
4.05%, 11/21/2039	700,000	624,729
4.25%, 11/14/2028	35,000	34,796
4.25%, 11/21/2049	340,000	299,958
4.30%, 5/14/2036	50,000	47,008
4.40%, 11/6/2042	50,000	45,556
4.45%, 5/14/2046	150,000	135,768
4.50%, 5/14/2035	50,000	48,475
4.55%, 3/15/2035	350,000	342,331
4.75%, 3/15/2045	75,000	70,901
4.88%, 11/14/2048	25,000	24,013
Security Description	Principal Amount	Value
AmerisourceBergen Corp.:
2.70%, 3/15/2031	$200,000	$171,450
2.80%, 5/15/2030	100,000	87,740
3.45%, 12/15/2027	50,000	47,489
Astrazeneca Finance LLC:
0.70%, 5/28/2024	80,000	76,490
1.20%, 5/28/2026	785,000	714,970
1.75%, 5/28/2028	55,000	48,797
2.25%, 5/28/2031 (b)	20,000	17,186
4.88%, 3/3/2028	250,000	257,235
AstraZeneca PLC:
3.00%, 5/28/2051	780,000	591,950
3.38%, 11/16/2025	35,000	34,313
4.00%, 1/17/2029	35,000	34,490
4.00%, 9/18/2042	25,000	22,740
4.38%, 8/17/2048	40,000	37,954
6.45%, 9/15/2037	25,000	29,483
Becton Dickinson & Co.:
1.96%, 2/11/2031	65,000	53,451
3.36%, 6/6/2024	23,000	22,577
3.70%, 6/6/2027	163,000	157,556
3.73%, 12/15/2024	14,000	13,714
4.67%, 6/6/2047	210,000	195,842
4.69%, 2/13/2028	265,000	266,177
4.69%, 12/15/2044	20,000	18,617
Bristol-Myers Squibb Co.:
0.75%, 11/13/2025	50,000	45,777
1.13%, 11/13/2027	50,000	43,841
1.45%, 11/13/2030 (b)	30,000	24,533
2.35%, 11/13/2040	520,000	374,665
2.55%, 11/13/2050	30,000	20,109
2.90%, 7/26/2024	319,000	312,799
2.95%, 3/15/2032	95,000	85,668
3.25%, 8/1/2042	50,000	39,972
3.40%, 7/26/2029	155,000	147,165
3.55%, 3/15/2042	550,000	468,633
3.70%, 3/15/2052	500,000	418,010
3.90%, 2/20/2028	100,000	98,127
4.13%, 6/15/2039	535,000	498,133
4.25%, 10/26/2049	150,000	136,089
4.35%, 11/15/2047	225,000	208,174
4.55%, 2/20/2048	100,000	94,611
Cardinal Health, Inc.:
3.08%, 6/15/2024	250,000	244,310
3.41%, 6/15/2027	300,000	284,331
4.90%, 9/15/2045	25,000	22,517
Cigna Group:
1.25%, 3/15/2026	165,000	149,485
2.40%, 3/15/2030	120,000	104,108
3.05%, 10/15/2027	50,000	46,614
3.20%, 3/15/2040	585,000	458,336
3.40%, 3/15/2050	415,000	306,760
3.40%, 3/15/2051	290,000	213,365
4.38%, 10/15/2028	310,000	305,350
4.50%, 2/25/2026	750,000	746,437

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.80%, 8/15/2038	$60,000	$58,197
4.90%, 12/15/2048	295,000	277,592
6.13%, 11/15/2041	25,000	27,429
CVS Health Corp.:
1.30%, 8/21/2027	300,000	261,030
1.88%, 2/28/2031	250,000	202,517
2.70%, 8/21/2040	850,000	608,328
2.88%, 6/1/2026	210,000	199,548
3.38%, 8/12/2024	25,000	24,510
3.75%, 4/1/2030	250,000	233,847
3.88%, 7/20/2025	20,000	19,641
4.10%, 3/25/2025	311,000	308,848
4.13%, 4/1/2040	350,000	301,052
4.30%, 3/25/2028	179,000	175,812
4.78%, 3/25/2038	675,000	643,140
4.88%, 7/20/2035	45,000	44,040
5.00%, 2/20/2026	70,000	70,808
5.05%, 3/25/2048	300,000	280,719
5.13%, 2/21/2030	100,000	101,263
5.13%, 7/20/2045	185,000	175,334
5.25%, 2/21/2033	100,000	101,855
5.63%, 2/21/2053	100,000	101,294
Eli Lilly & Co.:
2.25%, 5/15/2050	100,000	66,025
2.50%, 9/15/2060	250,000	159,897
4.70%, 2/27/2033	125,000	128,101
4.88%, 2/27/2053	140,000	144,753
GlaxoSmithKline Capital PLC:
3.00%, 6/1/2024	70,000	68,606
3.38%, 6/1/2029	835,000	793,250
GlaxoSmithKline Capital, Inc.:
3.63%, 5/15/2025	55,000	54,337
3.88%, 5/15/2028	100,000	98,165
4.20%, 3/18/2043	25,000	22,777
6.38%, 5/15/2038	50,000	58,888
Johnson & Johnson:
0.95%, 9/1/2027	65,000	57,582
1.30%, 9/1/2030	570,000	477,757
2.10%, 9/1/2040	65,000	47,215
2.25%, 9/1/2050	100,000	67,203
2.45%, 3/1/2026	30,000	28,847
2.45%, 9/1/2060	65,000	42,822
2.90%, 1/15/2028	250,000	239,670
3.40%, 1/15/2038	100,000	90,024
3.55%, 3/1/2036	150,000	139,192
3.63%, 3/3/2037	200,000	184,996
3.75%, 3/3/2047	100,000	89,581
4.50%, 12/5/2043	50,000	50,357
McKesson Corp. 0.90%, 12/3/2025	370,000	335,235
Mead Johnson Nutrition Co. 4.60%, 6/1/2044 (b)	25,000	22,994
Merck & Co., Inc.:
0.75%, 2/24/2026	350,000	320,267
1.45%, 6/24/2030	55,000	45,449
Security Description	Principal Amount	Value
1.70%, 6/10/2027	$850,000	$772,582
1.90%, 12/10/2028	100,000	88,899
2.15%, 12/10/2031	195,000	164,734
2.35%, 6/24/2040	70,000	51,613
2.75%, 2/10/2025	325,000	317,980
2.75%, 12/10/2051	150,000	106,197
3.40%, 3/7/2029	100,000	96,134
3.60%, 9/15/2042	25,000	21,380
3.70%, 2/10/2045	50,000	43,567
3.90%, 3/7/2039	100,000	91,695
4.00%, 3/7/2049	65,000	58,354
Novartis Capital Corp.:
1.75%, 2/14/2025	100,000	95,371
2.00%, 2/14/2027	100,000	92,326
2.20%, 8/14/2030	100,000	87,731
2.75%, 8/14/2050 (b)	815,000	603,157
3.00%, 11/20/2025	25,000	24,281
3.10%, 5/17/2027	30,000	28,856
3.40%, 5/6/2024	25,000	24,683
4.00%, 11/20/2045	50,000	46,013
Pfizer, Inc.:
1.70%, 5/28/2030	150,000	126,247
1.75%, 8/18/2031	65,000	53,591
2.55%, 5/28/2040	900,000	675,702
2.70%, 5/28/2050 (b)	250,000	179,240
3.00%, 12/15/2026	150,000	144,510
3.40%, 5/15/2024	25,000	24,655
3.45%, 3/15/2029	100,000	96,560
3.60%, 9/15/2028 (b)	100,000	98,004
3.90%, 3/15/2039	25,000	22,663
4.00%, 12/15/2036	150,000	144,252
4.00%, 3/15/2049	100,000	90,639
4.10%, 9/15/2038	200,000	187,770
4.20%, 9/15/2048	35,000	32,527
7.20%, 3/15/2039	75,000	94,477
Sanofi 3.63%, 6/19/2028	100,000	97,717
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	30,000	28,547
Takeda Pharmaceutical Co. Ltd.:
2.05%, 3/31/2030	250,000	210,972
3.03%, 7/9/2040	200,000	152,592
3.18%, 7/9/2050	500,000	357,665
5.00%, 11/26/2028	100,000	101,120
Utah Acquisition Sub, Inc. 5.25%, 6/15/2046	250,000	198,602
Viatris, Inc.:
2.70%, 6/22/2030 (b)	150,000	122,247
3.85%, 6/22/2040	500,000	351,315
4.00%, 6/22/2050	900,000	591,993
Wyeth LLC 6.00%, 2/15/2036	25,000	27,715
Zoetis, Inc.:
3.00%, 9/12/2027	50,000	47,358

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 5/15/2050	$105,000	$74,877
3.90%, 8/20/2028	50,000	48,632
4.45%, 8/20/2048	25,000	22,693
4.70%, 2/1/2043	25,000	23,384
5.40%, 11/14/2025	95,000	96,673
		28,253,728
PIPELINES — 0.9%
Boardwalk Pipelines LP:
3.40%, 2/15/2031	45,000	39,272
4.80%, 5/3/2029	40,000	39,226
Cheniere Corpus Christi Holdings LLC:
2.74%, 12/31/2039	750,000	615,082
3.70%, 11/15/2029	90,000	82,869
Enbridge, Inc.:
2.50%, 2/14/2025	80,000	76,619
2.50%, 8/1/2033	200,000	160,976
3.40%, 8/1/2051	145,000	102,260
3.70%, 7/15/2027	50,000	47,604
4.00%, 11/15/2049	100,000	79,133
4.25%, 12/1/2026	50,000	49,113
5.70%, 3/8/2033	610,000	634,504
5.97%, 3/8/2026	645,000	646,664
Energy Transfer LP:
2.90%, 5/15/2025	500,000	476,585
4.00%, 10/1/2027	50,000	47,675
4.15%, 9/15/2029	100,000	93,803
4.20%, 4/15/2027	50,000	48,079
4.40%, 3/15/2027	50,000	48,620
4.75%, 1/15/2026	225,000	222,399
4.95%, 5/15/2028	30,000	29,673
5.00%, 5/15/2050	250,000	212,715
5.15%, 2/1/2043	25,000	21,760
5.15%, 3/15/2045	225,000	195,147
5.25%, 4/15/2029	275,000	274,310
5.30%, 4/1/2044	25,000	22,024
5.35%, 5/15/2045	25,000	22,109
5.40%, 10/1/2047	150,000	133,555
5.55%, 2/15/2028	550,000	558,475
5.75%, 2/15/2033	500,000	510,580
6.25%, 4/15/2049	275,000	272,338
Enterprise Products Operating LLC:
3.13%, 7/31/2029	100,000	91,532
3.20%, 2/15/2052	200,000	142,100
3.30%, 2/15/2053	250,000	181,292
3.70%, 1/31/2051	1,250,000	970,550
3.75%, 2/15/2025	75,000	73,798
3.95%, 2/15/2027	200,000	195,514
4.15%, 10/16/2028	25,000	24,290
4.20%, 1/31/2050	65,000	55,161
4.80%, 2/1/2049	25,000	22,988
4.85%, 3/15/2044	50,000	46,374
4.90%, 5/15/2046	50,000	46,317
5.10%, 2/15/2045	200,000	190,700
Security Description	Principal Amount	Value
5.35%, 1/31/2033	$500,000	$519,800
Series E, 3 Month USD LIBOR + 3.03%, 5.25%, 8/16/2077 (c)	150,000	127,591
Kinder Morgan Energy Partners LP 5.40%, 9/1/2044	25,000	23,116
Kinder Morgan, Inc.:
2.00%, 2/15/2031	110,000	88,782
3.25%, 8/1/2050	650,000	429,728
3.60%, 2/15/2051	600,000	424,956
4.30%, 6/1/2025	300,000	295,542
5.05%, 2/15/2046	50,000	43,992
5.20%, 6/1/2033	175,000	173,813
5.30%, 12/1/2034	200,000	196,370
5.55%, 6/1/2045	150,000	142,257
Magellan Midstream Partners LP:
4.20%, 10/3/2047	50,000	39,841
4.85%, 2/1/2049	275,000	239,225
5.00%, 3/1/2026	50,000	50,425
MPLX LP:
1.75%, 3/1/2026	35,000	31,958
2.65%, 8/15/2030	500,000	424,755
4.00%, 3/15/2028	35,000	33,499
4.50%, 4/15/2038	180,000	159,673
4.70%, 4/15/2048	100,000	83,989
4.80%, 2/15/2029	105,000	103,922
4.88%, 6/1/2025	50,000	49,653
4.90%, 4/15/2058	25,000	20,735
4.95%, 3/14/2052	500,000	434,125
5.00%, 3/1/2033	145,000	141,904
5.20%, 3/1/2047	100,000	89,658
5.20%, 12/1/2047	100,000	89,033
ONEOK, Inc.:
2.20%, 9/15/2025	25,000	23,205
2.75%, 9/1/2024	100,000	96,759
3.10%, 3/15/2030	525,000	459,700
3.40%, 9/1/2029	100,000	89,066
4.00%, 7/13/2027	30,000	28,675
4.45%, 9/1/2049	40,000	31,069
4.50%, 3/15/2050	25,000	19,392
4.55%, 7/15/2028	50,000	48,336
4.95%, 7/13/2047	150,000	125,577
5.20%, 7/15/2048	25,000	21,600
Plains All American Pipeline LP/PAA Finance Corp.:
3.60%, 11/1/2024	25,000	24,386
4.50%, 12/15/2026	50,000	48,885
4.65%, 10/15/2025	400,000	396,272
4.70%, 6/15/2044	25,000	19,549
Sabine Pass Liquefaction LLC:
4.20%, 3/15/2028	100,000	96,110
5.63%, 3/1/2025	200,000	201,254

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
5.75%, 5/15/2024	$75,000	$75,175
5.88%, 6/30/2026	250,000	255,085
4.50%, 5/15/2030	250,000	241,510
Targa Resources Corp.:
5.20%, 7/1/2027	85,000	84,261
6.50%, 2/15/2053	500,000	511,875
Targa Resources Partners LP/Targa Resources Partners Finance Corp. 4.00%, 1/15/2032	500,000	437,250
TransCanada PipeLines Ltd.:
1.00%, 10/12/2024	120,000	112,602
4.10%, 4/15/2030	700,000	657,965
4.63%, 3/1/2034	250,000	234,527
4.75%, 5/15/2038	100,000	92,909
6.20%, 3/9/2026	550,000	553,817
7.63%, 1/15/2039	25,000	29,639
Transcontinental Gas Pipe Line Co. LLC:
3.25%, 5/15/2030	750,000	679,597
7.85%, 2/1/2026	200,000	214,226
Valero Energy Partners LP 4.50%, 3/15/2028	50,000	49,384
Western Midstream Operating LP 6.15%, 4/1/2033	105,000	106,443
Williams Cos., Inc.:
2.60%, 3/15/2031	750,000	629,340
3.50%, 11/15/2030	100,000	90,691
3.75%, 6/15/2027	200,000	192,022
3.90%, 1/15/2025	50,000	49,104
4.55%, 6/24/2024	65,000	64,529
5.10%, 9/15/2045	125,000	114,746
5.40%, 3/2/2026	500,000	510,005
5.65%, 3/15/2033	500,000	516,320
5.75%, 6/24/2044	25,000	24,447
		20,519,431
REAL ESTATE — 0.0% (a)
CBRE Services, Inc. 4.88%, 3/1/2026	50,000	49,303
REAL ESTATE INVESTMENT TRUSTS — 0.9%
Agree LP:
2.00%, 6/15/2028	65,000	55,163
4.80%, 10/1/2032	250,000	236,417
Alexandria Real Estate Equities, Inc.:
2.00%, 5/18/2032	125,000	95,506
3.00%, 5/18/2051	250,000	153,680
3.38%, 8/15/2031	60,000	52,715
3.45%, 4/30/2025	100,000	95,879
4.00%, 2/1/2050	100,000	75,315
4.70%, 7/1/2030 (b)	35,000	33,868
5.15%, 4/15/2053	500,000	457,655
Security Description	Principal Amount	Value
American Tower Corp.:
1.45%, 9/15/2026	$200,000	$177,722
1.50%, 1/31/2028	500,000	425,615
2.30%, 9/15/2031	145,000	116,251
2.75%, 1/15/2027	200,000	184,398
3.10%, 6/15/2050	100,000	65,631
3.13%, 1/15/2027	100,000	93,139
3.38%, 10/15/2026	75,000	71,063
3.65%, 3/15/2027	160,000	151,882
5.50%, 3/15/2028	750,000	765,030
5.65%, 3/15/2033	650,000	669,149
AvalonBay Communities, Inc.:
2.05%, 1/15/2032 (b)	140,000	112,559
5.00%, 2/15/2033	500,000	507,840
Series GMTN, 2.95%, 5/11/2026	50,000	47,118
Series MTN, 2.45%, 1/15/2031 (b)	70,000	58,982
Series MTN, 3.20%, 1/15/2028	40,000	37,335
Series MTN, 3.30%, 6/1/2029	65,000	58,913
Series MTN, 3.90%, 10/15/2046	50,000	39,292
Boston Properties LP:
2.45%, 10/1/2033	50,000	33,574
2.55%, 4/1/2032	200,000	142,344
2.75%, 10/1/2026	150,000	129,432
2.90%, 3/15/2030	35,000	27,030
3.40%, 6/21/2029	100,000	81,581
3.65%, 2/1/2026	100,000	91,747
6.75%, 12/1/2027	100,000	99,063
Brandywine Operating Partnership LP 7.55%, 3/15/2028 (b)	500,000	448,125
Brixmor Operating Partnership LP:
2.25%, 4/1/2028	50,000	42,924
2.50%, 8/16/2031	50,000	38,965
3.65%, 6/15/2024	50,000	48,460
4.05%, 7/1/2030	25,000	22,393
4.13%, 6/15/2026	50,000	47,304
4.13%, 5/15/2029	100,000	91,220
Camden Property Trust:
3.15%, 7/1/2029	65,000	57,678
4.10%, 10/15/2028	20,000	19,336
Corporate Office Properties LP:
2.25%, 3/15/2026	35,000	31,128
2.75%, 4/15/2031	40,000	29,635
Crown Castle, Inc.:
2.10%, 4/1/2031	500,000	407,785
2.50%, 7/15/2031	500,000	419,365
2.90%, 4/1/2041	500,000	356,505
3.20%, 9/1/2024	250,000	243,080
3.65%, 9/1/2027	150,000	142,231

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.70%, 6/15/2026	$15,000	$14,452
4.00%, 3/1/2027	20,000	19,355
4.75%, 5/15/2047	100,000	87,416
5.00%, 1/11/2028	35,000	35,263
CubeSmart LP:
3.00%, 2/15/2030	100,000	86,491
4.38%, 2/15/2029	30,000	28,725
Digital Realty Trust LP:
3.70%, 8/15/2027	150,000	138,550
5.55%, 1/15/2028	140,000	139,859
Equinix, Inc.:
1.00%, 9/15/2025	150,000	135,831
1.45%, 5/15/2026	70,000	63,059
1.55%, 3/15/2028	75,000	63,795
2.00%, 5/15/2028	70,000	59,925
2.50%, 5/15/2031	100,000	82,376
2.63%, 11/18/2024	65,000	62,614
2.95%, 9/15/2051	150,000	95,842
3.20%, 11/18/2029	45,000	40,184
3.40%, 2/15/2052 (b)	50,000	35,136
3.90%, 4/15/2032 (b)	100,000	90,840
ERP Operating LP:
1.85%, 8/1/2031	200,000	160,100
3.00%, 7/1/2029	25,000	22,252
3.50%, 3/1/2028 (b)	100,000	93,916
4.00%, 8/1/2047	50,000	40,072
4.15%, 12/1/2028	100,000	96,395
Essex Portfolio LP:
1.70%, 3/1/2028	165,000	141,846
2.55%, 6/15/2031	30,000	24,639
3.00%, 1/15/2030	25,000	21,954
3.63%, 5/1/2027	50,000	47,368
4.00%, 3/1/2029	65,000	61,206
4.50%, 3/15/2048	50,000	41,384
Extra Space Storage LP:
2.35%, 3/15/2032	70,000	54,999
3.90%, 4/1/2029	520,000	479,820
5.70%, 4/1/2028	550,000	553,756
Federal Realty Investment Trust:
3.20%, 6/15/2029	75,000	66,693
3.25%, 7/15/2027	50,000	46,204
GLP Capital LP/GLP Financing II, Inc.:
3.25%, 1/15/2032	100,000	81,647
3.35%, 9/1/2024	55,000	52,414
4.00%, 1/15/2030	65,000	57,663
4.00%, 1/15/2031	50,000	43,521
5.25%, 6/1/2025	20,000	19,569
5.38%, 4/15/2026	40,000	38,888
5.75%, 6/1/2028	20,000	19,507
Healthcare Realty Holdings LP:
2.00%, 3/15/2031 (b)	55,000	42,781
3.50%, 8/1/2026	25,000	23,300
Security Description	Principal Amount	Value
Healthpeak OP LLC:
1.35%, 2/1/2027	$100,000	$87,833
2.13%, 12/1/2028 (b)	125,000	108,395
2.88%, 1/15/2031	125,000	107,586
5.25%, 12/15/2032	50,000	50,123
Highwoods Realty LP:
3.05%, 2/15/2030	25,000	19,728
3.88%, 3/1/2027	50,000	45,363
Host Hotels & Resorts LP:
3.88%, 4/1/2024	50,000	48,836
Series H, 3.38%, 12/15/2029	150,000	127,267
Hudson Pacific Properties LP:
3.25%, 1/15/2030	200,000	128,220
4.65%, 4/1/2029 (b)	25,000	17,425
Kilroy Realty LP:
3.05%, 2/15/2030	50,000	36,570
3.45%, 12/15/2024	50,000	44,980
4.75%, 12/15/2028	25,000	21,215
Kimco Realty OP LLC:
2.25%, 12/1/2031	180,000	140,663
2.80%, 10/1/2026	50,000	46,037
3.30%, 2/1/2025	40,000	38,442
3.70%, 10/1/2049	100,000	72,207
3.80%, 4/1/2027	25,000	23,736
4.60%, 2/1/2033	250,000	234,355
Life Storage LP:
2.40%, 10/15/2031	70,000	56,465
4.00%, 6/15/2029	100,000	92,378
Mid-America Apartments LP:
3.60%, 6/1/2027	50,000	47,710
3.95%, 3/15/2029	100,000	95,886
National Retail Properties, Inc.:
3.00%, 4/15/2052	250,000	156,277
3.10%, 4/15/2050	100,000	63,619
3.50%, 4/15/2051	45,000	30,937
3.60%, 12/15/2026	50,000	47,382
4.30%, 10/15/2028	35,000	32,994
Omega Healthcare Investors, Inc.:
3.25%, 4/15/2033	200,000	146,022
3.63%, 10/1/2029	50,000	41,979
Physicians Realty LP:
2.63%, 11/1/2031	25,000	19,934
3.95%, 1/15/2028	100,000	93,738
Piedmont Operating Partnership LP 3.15%, 8/15/2030	100,000	73,944
Prologis LP:
1.25%, 10/15/2030	30,000	23,510
1.63%, 3/15/2031 (b)	250,000	198,952
1.75%, 2/1/2031	70,000	56,564
2.13%, 4/15/2027	50,000	45,603
2.25%, 4/15/2030 (b)	65,000	55,234
2.25%, 1/15/2032	100,000	82,149

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 4/15/2050	$50,000	$34,535
3.05%, 3/1/2050	10,000	6,928
4.00%, 9/15/2028	100,000	97,316
4.38%, 2/1/2029	65,000	63,908
4.75%, 6/15/2033	200,000	198,594
Public Storage:
1.50%, 11/9/2026	50,000	45,120
1.85%, 5/1/2028	250,000	219,110
2.25%, 11/9/2031	65,000	53,951
Realty Income Corp.:
0.75%, 3/15/2026	250,000	221,335
1.80%, 3/15/2033	300,000	222,669
2.85%, 12/15/2032	250,000	206,500
3.10%, 12/15/2029	150,000	134,241
3.65%, 1/15/2028	100,000	94,178
3.88%, 4/15/2025	100,000	97,528
3.95%, 8/15/2027 (b)	40,000	38,560
4.13%, 10/15/2026	50,000	48,384
4.63%, 11/1/2025	50,000	49,366
4.88%, 6/1/2026	10,000	9,945
5.05%, 1/13/2026	45,000	44,748
Regency Centers LP:
4.13%, 3/15/2028 (b)	50,000	47,438
4.40%, 2/1/2047	150,000	122,982
Sabra Health Care LP:
3.20%, 12/1/2031	150,000	111,145
5.13%, 8/15/2026	25,000	23,422
Simon Property Group LP:
1.38%, 1/15/2027	200,000	175,964
1.75%, 2/1/2028	250,000	215,325
2.20%, 2/1/2031 (b)	250,000	201,375
2.65%, 7/15/2030 (b)	350,000	294,889
2.65%, 2/1/2032	500,000	404,785
4.25%, 11/30/2046 (b)	50,000	41,334
5.50%, 3/8/2033	200,000	198,978
Spirit Realty LP:
2.10%, 3/15/2028	50,000	42,045
2.70%, 2/15/2032	60,000	46,986
3.40%, 1/15/2030 (b)	100,000	85,688
STORE Capital Corp.:
2.70%, 12/1/2031	100,000	71,635
4.50%, 3/15/2028	50,000	44,982
Sun Communities Operating LP:
2.30%, 11/1/2028	65,000	55,383
2.70%, 7/15/2031	40,000	32,400
4.20%, 4/15/2032	50,000	44,650
Tanger Properties LP 3.88%, 7/15/2027	50,000	44,712
UDR, Inc.:
Series GMTN, 3.50%, 1/15/2028	150,000	140,223
Series MTN, 1.90%, 3/15/2033	250,000	186,982
Series MTN, 2.95%, 9/1/2026	25,000	23,359
Security Description	Principal Amount	Value
Series MTN, 3.50%, 7/1/2027	$50,000	$47,463
Ventas Realty LP:
2.65%, 1/15/2025	25,000	23,810
3.00%, 1/15/2030	50,000	43,174
3.85%, 4/1/2027	100,000	94,928
4.00%, 3/1/2028	100,000	94,074
4.38%, 2/1/2045	75,000	60,947
VICI Properties LP 5.13%, 5/15/2032	750,000	708,967
Vornado Realty LP 3.50%, 1/15/2025	50,000	45,159
Welltower OP LLC:
2.05%, 1/15/2029	560,000	467,785
2.70%, 2/15/2027	50,000	45,525
2.80%, 6/1/2031	200,000	166,222
3.10%, 1/15/2030	55,000	47,950
4.00%, 6/1/2025	175,000	169,650
4.13%, 3/15/2029	100,000	93,236
Weyerhaeuser Co.:
3.38%, 3/9/2033 (b)	60,000	52,576
4.00%, 11/15/2029	200,000	188,560
WP Carey, Inc.:
2.25%, 4/1/2033	50,000	38,151
3.85%, 7/15/2029	100,000	92,757
		21,385,419
RETAIL — 0.7%
Advance Auto Parts, Inc.:
3.90%, 4/15/2030	100,000	90,989
5.95%, 3/9/2028	55,000	56,876
AutoNation, Inc.:
3.85%, 3/1/2032	200,000	170,436
4.75%, 6/1/2030	50,000	47,123
AutoZone, Inc.:
1.65%, 1/15/2031	40,000	31,827
3.13%, 4/18/2024	100,000	97,629
3.75%, 6/1/2027	100,000	96,784
4.50%, 2/1/2028	105,000	104,231
4.75%, 2/1/2033	95,000	93,851
Best Buy Co., Inc. 4.45%, 10/1/2028 (b)	50,000	49,417
Costco Wholesale Corp.:
1.38%, 6/20/2027	100,000	89,745
1.60%, 4/20/2030	65,000	55,167
1.75%, 4/20/2032 (b)	530,000	435,347
Darden Restaurants, Inc.:
3.85%, 5/1/2027 (b)	15,000	14,562
4.55%, 2/15/2048	15,000	12,864
Dollar General Corp.:
4.13%, 5/1/2028	70,000	68,223
4.15%, 11/1/2025	25,000	24,608
4.25%, 9/20/2024	45,000	44,501
4.63%, 11/1/2027	100,000	99,826
5.00%, 11/1/2032	60,000	60,127
5.50%, 11/1/2052	100,000	101,631

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Dollar Tree, Inc.:
2.65%, 12/1/2031 (b)	$200,000	$167,232
4.00%, 5/15/2025	100,000	98,079
4.20%, 5/15/2028	45,000	43,791
Genuine Parts Co. 1.75%, 2/1/2025	40,000	37,818
Home Depot, Inc.:
1.50%, 9/15/2028	100,000	87,190
1.88%, 9/15/2031	40,000	33,094
2.13%, 9/15/2026	150,000	140,730
2.38%, 3/15/2051	500,000	315,305
2.50%, 4/15/2027	350,000	328,517
2.70%, 4/15/2030	250,000	225,897
2.75%, 9/15/2051	100,000	68,539
2.80%, 9/14/2027	250,000	236,912
2.88%, 4/15/2027	100,000	95,321
3.00%, 4/1/2026	350,000	339,517
3.13%, 12/15/2049	100,000	74,080
3.25%, 4/15/2032	130,000	118,673
3.30%, 4/15/2040	250,000	208,085
3.35%, 4/15/2050	150,000	116,300
3.63%, 4/15/2052	500,000	402,545
4.00%, 9/15/2025	80,000	79,563
4.25%, 4/1/2046	35,000	31,792
4.95%, 9/15/2052 (b)	250,000	249,877
5.95%, 4/1/2041	50,000	56,058
Lowe's Cos., Inc.:
1.30%, 4/15/2028	20,000	17,182
1.70%, 9/15/2028	25,000	21,642
1.70%, 10/15/2030	520,000	421,174
2.50%, 4/15/2026	50,000	47,129
2.63%, 4/1/2031	100,000	85,376
3.00%, 10/15/2050	265,000	175,928
3.10%, 5/3/2027	200,000	189,944
3.35%, 4/1/2027	90,000	86,408
3.38%, 9/15/2025	25,000	24,228
3.50%, 4/1/2051 (b)	50,000	36,020
3.70%, 4/15/2046	50,000	38,225
3.75%, 4/1/2032 (b)	250,000	229,405
4.05%, 5/3/2047	300,000	242,682
4.40%, 9/8/2025	70,000	69,557
4.80%, 4/1/2026	140,000	140,743
5.00%, 4/15/2033 (b)	210,000	209,765
5.15%, 7/1/2033	350,000	353,304
5.80%, 9/15/2062	250,000	251,382
McDonald's Corp.:
Series MTN, 1.45%, 9/1/2025	15,000	13,989
Series MTN, 2.13%, 3/1/2030 (b)	15,000	12,968
Series MTN, 2.63%, 9/1/2029	75,000	68,100
Series MTN, 3.50%, 3/1/2027	50,000	48,555
Series MTN, 3.60%, 7/1/2030	250,000	237,220
Security Description	Principal Amount	Value
Series MTN, 3.63%, 9/1/2049	$160,000	$128,026
Series MTN, 3.70%, 1/30/2026	75,000	73,734
Series MTN, 3.80%, 4/1/2028	100,000	98,182
Series MTN, 4.20%, 4/1/2050	750,000	659,992
Series MTN, 4.45%, 3/1/2047	125,000	114,495
Series MTN, 4.45%, 9/1/2048	20,000	18,519
Series MTN, 4.70%, 12/9/2035	150,000	149,738
Series MTN, 4.88%, 12/9/2045	100,000	96,915
O'Reilly Automotive, Inc.:
1.75%, 3/15/2031	45,000	36,139
3.60%, 9/1/2027	50,000	48,308
4.35%, 6/1/2028	100,000	98,982
Starbucks Corp.:
2.00%, 3/12/2027 (b)	100,000	91,002
2.25%, 3/12/2030	100,000	86,061
2.55%, 11/15/2030	100,000	86,899
3.00%, 2/14/2032	220,000	195,041
3.35%, 3/12/2050	25,000	18,597
3.50%, 11/15/2050	150,000	116,385
3.80%, 8/15/2025	50,000	49,279
4.00%, 11/15/2028 (b)	50,000	48,844
4.45%, 8/15/2049	100,000	90,120
4.50%, 11/15/2048	30,000	27,227
4.75%, 2/15/2026	75,000	75,491
4.80%, 2/15/2033	145,000	146,028
Target Corp.:
1.95%, 1/15/2027 (b)	200,000	184,948
2.25%, 4/15/2025	500,000	480,430
2.50%, 4/15/2026	50,000	47,995
3.38%, 4/15/2029	100,000	95,800
4.40%, 1/15/2033	65,000	64,594
4.80%, 1/15/2053	565,000	555,112
TJX Cos., Inc.:
1.60%, 5/15/2031 (b)	250,000	203,837
2.25%, 9/15/2026	50,000	46,964
Walgreens Boots Alliance, Inc.:
3.20%, 4/15/2030 (b)	50,000	43,935
3.45%, 6/1/2026	250,000	238,282
4.10%, 4/15/2050	350,000	261,744
Walmart, Inc.:
1.05%, 9/17/2026	165,000	148,757
1.50%, 9/22/2028	500,000	438,825
1.80%, 9/22/2031	570,000	482,032
2.50%, 9/22/2041	750,000	568,515
2.65%, 12/15/2024	150,000	145,809
2.65%, 9/22/2051 (b)	400,000	288,516
3.25%, 7/8/2029 (b)	80,000	76,338

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.30%, 4/22/2024	$325,000	$321,964
4.50%, 9/9/2052 (b)	250,000	249,822
		15,919,828
SEMICONDUCTORS — 0.7%
Analog Devices, Inc. 2.10%, 10/1/2031	500,000	420,935
Applied Materials, Inc.:
1.75%, 6/1/2030 (b)	30,000	25,199
3.90%, 10/1/2025	25,000	24,667
4.35%, 4/1/2047	100,000	93,596
5.10%, 10/1/2035	50,000	52,106
Broadcom Corp./Broadcom Cayman Finance Ltd. 3.88%, 1/15/2027	350,000	338,418
Broadcom, Inc.:
1.95%, 2/15/2028 (e)	80,000	69,522
2.45%, 2/15/2031 (e)	700,000	572,894
2.60%, 2/15/2033 (e)	200,000	156,866
3.14%, 11/15/2035 (e)	750,000	577,987
3.15%, 11/15/2025	80,000	76,674
3.42%, 4/15/2033 (e)	315,000	263,491
3.47%, 4/15/2034 (e)	250,000	205,422
3.50%, 2/15/2041 (e)	315,000	237,378
3.75%, 2/15/2051 (e)	40,000	29,538
4.11%, 9/15/2028	159,000	152,115
4.15%, 11/15/2030	100,000	92,697
4.30%, 11/15/2032	55,000	50,545
4.75%, 4/15/2029	150,000	147,862
4.93%, 5/15/2037 (e)	500,000	453,665
5.00%, 4/15/2030	200,000	198,762
Intel Corp.:
1.60%, 8/12/2028	55,000	48,013
2.00%, 8/12/2031 (b)	100,000	82,283
2.45%, 11/15/2029	150,000	132,081
2.88%, 5/11/2024	200,000	196,640
3.05%, 8/12/2051	350,000	239,158
3.10%, 2/15/2060	150,000	98,663
3.15%, 5/11/2027 (b)	200,000	191,570
3.25%, 11/15/2049	150,000	106,791
3.40%, 3/25/2025	500,000	491,390
3.75%, 3/25/2027	300,000	294,552
3.75%, 8/5/2027 (b)	250,000	244,277
4.10%, 5/19/2046	370,000	315,088
4.10%, 5/11/2047	50,000	42,336
4.75%, 3/25/2050	150,000	137,289
4.88%, 2/10/2028	150,000	152,382
4.90%, 8/5/2052	500,000	465,605
5.20%, 2/10/2033	635,000	645,789
5.63%, 2/10/2043 (b)	100,000	102,438
5.70%, 2/10/2053	570,000	580,710
5.90%, 2/10/2063	500,000	514,140
KLA Corp.:
3.30%, 3/1/2050	50,000	38,226
4.10%, 3/15/2029	65,000	63,996
4.95%, 7/15/2052	750,000	742,972
Security Description	Principal Amount	Value
Lam Research Corp.:
3.75%, 3/15/2026	$50,000	$49,173
4.00%, 3/15/2029 (b)	280,000	274,229
4.88%, 3/15/2049	25,000	24,738
Marvell Technology, Inc.:
1.65%, 4/15/2026	65,000	58,923
2.45%, 4/15/2028	65,000	56,709
2.95%, 4/15/2031	60,000	50,111
Micron Technology, Inc.:
2.70%, 4/15/2032	110,000	88,021
4.66%, 2/15/2030	200,000	191,984
NVIDIA Corp.:
0.58%, 6/14/2024	75,000	71,627
1.55%, 6/15/2028 (b)	100,000	88,139
2.00%, 6/15/2031 (b)	100,000	83,984
3.20%, 9/16/2026	50,000	48,625
3.50%, 4/1/2040	300,000	257,280
3.50%, 4/1/2050	150,000	122,871
NXP BV/NXP Funding LLC/NXP USA, Inc.:
2.70%, 5/1/2025	10,000	9,484
3.15%, 5/1/2027	15,000	13,908
3.25%, 5/11/2041	350,000	254,411
3.40%, 5/1/2030	570,000	512,458
4.30%, 6/18/2029	500,000	479,400
4.40%, 6/1/2027	75,000	74,108
5.00%, 1/15/2033	100,000	97,957
QUALCOMM, Inc.:
1.30%, 5/20/2028 (b)	250,000	218,177
2.15%, 5/20/2030	100,000	87,622
2.90%, 5/20/2024	200,000	196,376
3.25%, 5/20/2027	50,000	48,368
3.25%, 5/20/2050 (b)	45,000	34,914
3.45%, 5/20/2025	50,000	49,055
4.25%, 5/20/2032 (b)	90,000	90,059
4.30%, 5/20/2047	50,000	46,279
4.80%, 5/20/2045	25,000	24,885
5.40%, 5/20/2033	250,000	268,275
6.00%, 5/20/2053	500,000	568,215
Texas Instruments, Inc.:
2.90%, 11/3/2027	70,000	66,583
3.88%, 3/15/2039	250,000	227,925
4.15%, 5/15/2048	150,000	139,444
4.60%, 2/15/2028	115,000	117,459
TSMC Arizona Corp.:
1.75%, 10/25/2026	750,000	680,925
3.13%, 10/25/2041	750,000	604,335
3.88%, 4/22/2027	200,000	196,188
Xilinx, Inc. 2.95%, 6/1/2024	50,000	48,895
		16,788,847

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
SHIPBUILDING — 0.0% (a)
Huntington Ingalls Industries, Inc. 2.04%, 8/16/2028	$100,000	$85,635
SOFTWARE — 0.7%
Activision Blizzard, Inc. 4.50%, 6/15/2047	150,000	141,356
Adobe, Inc.:
1.90%, 2/1/2025 (b)	30,000	28,708
2.30%, 2/1/2030 (b)	30,000	26,626
3.25%, 2/1/2025	25,000	24,501
Autodesk, Inc.:
2.40%, 12/15/2031	160,000	133,107
3.50%, 6/15/2027	50,000	47,950
Broadridge Financial Solutions, Inc.:
2.60%, 5/1/2031	150,000	125,762
2.90%, 12/1/2029	50,000	43,790
Electronic Arts, Inc.:
1.85%, 2/15/2031	90,000	74,056
2.95%, 2/15/2051	65,000	44,632
Fidelity National Information Services, Inc.:
1.15%, 3/1/2026 (b)	305,000	272,380
1.65%, 3/1/2028	35,000	29,917
2.25%, 3/1/2031 (b)	100,000	80,124
3.10%, 3/1/2041	15,000	10,489
Fiserv, Inc.:
2.25%, 6/1/2027	50,000	45,276
2.65%, 6/1/2030	50,000	42,992
2.75%, 7/1/2024	100,000	97,054
3.20%, 7/1/2026	275,000	261,022
3.50%, 7/1/2029	65,000	60,328
4.20%, 10/1/2028	65,000	62,975
4.40%, 7/1/2049	60,000	51,030
5.45%, 3/2/2028	750,000	766,087
5.60%, 3/2/2033	500,000	518,900
Intuit, Inc.:
0.95%, 7/15/2025	15,000	13,847
1.65%, 7/15/2030	15,000	12,479
Microsoft Corp.:
2.40%, 8/8/2026	200,000	190,214
2.53%, 6/1/2050	1,668,000	1,174,722
2.68%, 6/1/2060	288,000	198,922
2.92%, 3/17/2052	860,000	651,699
3.04%, 3/17/2062 (b)	312,000	234,009
3.13%, 11/3/2025	50,000	48,772
3.30%, 2/6/2027 (b)	280,000	274,691
3.45%, 8/8/2036	262,000	242,562
Oracle Corp.:
1.65%, 3/25/2026	590,000	542,074
2.30%, 3/25/2028	105,000	93,966
2.50%, 4/1/2025	600,000	574,002
2.65%, 7/15/2026	45,000	42,045
2.80%, 4/1/2027	250,000	232,367
Security Description	Principal Amount	Value
2.88%, 3/25/2031	$370,000	$316,624
2.95%, 5/15/2025	10,000	9,629
2.95%, 4/1/2030	300,000	264,855
3.60%, 4/1/2040	750,000	581,167
3.60%, 4/1/2050	525,000	371,852
3.65%, 3/25/2041	910,000	704,722
3.80%, 11/15/2037	180,000	149,717
3.85%, 7/15/2036	150,000	127,533
3.85%, 4/1/2060	250,000	174,420
3.90%, 5/15/2035	5,000	4,371
3.95%, 3/25/2051	370,000	277,959
4.00%, 7/15/2046	180,000	137,696
4.10%, 3/25/2061	145,000	106,404
4.30%, 7/8/2034	200,000	182,764
4.38%, 5/15/2055	10,000	7,901
4.50%, 5/6/2028 (b)	90,000	88,941
4.90%, 2/6/2033	590,000	577,775
5.55%, 2/6/2053 (b)	500,000	475,890
5.80%, 11/10/2025	550,000	563,733
6.15%, 11/9/2029	295,000	314,269
6.25%, 11/9/2032	350,000	375,683
6.90%, 11/9/2052	500,000	560,465
Roper Technologies, Inc.:
1.75%, 2/15/2031	250,000	199,773
2.00%, 6/30/2030	30,000	24,740
2.95%, 9/15/2029	40,000	35,905
3.80%, 12/15/2026	30,000	29,045
4.20%, 9/15/2028 (b)	65,000	63,952
Salesforce, Inc.:
0.63%, 7/15/2024	55,000	52,269
1.50%, 7/15/2028 (b)	65,000	57,376
1.95%, 7/15/2031	120,000	100,426
2.70%, 7/15/2041	60,000	45,004
2.90%, 7/15/2051	100,000	70,996
3.05%, 7/15/2061	50,000	34,287
3.70%, 4/11/2028	25,000	24,555
ServiceNow, Inc. 1.40%, 9/1/2030	65,000	52,391
VMware, Inc.:
1.00%, 8/15/2024	750,000	707,032
1.40%, 8/15/2026	500,000	442,160
3.90%, 8/21/2027	150,000	143,546
Workday, Inc. 3.50%, 4/1/2027 (b)	550,000	526,531
		16,499,791
TELECOMMUNICATIONS — 0.9%
America Movil SAB de CV:
2.88%, 5/7/2030	200,000	176,528
4.38%, 7/16/2042	50,000	45,045
4.38%, 4/22/2049 (b)	200,000	177,832
4.70%, 7/21/2032	200,000	197,330
6.13%, 3/30/2040	100,000	108,148
AT&T, Inc.:
1.65%, 2/1/2028	530,000	465,409
1.70%, 3/25/2026	850,000	780,155

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.25%, 2/1/2032	$125,000	$102,083
2.30%, 6/1/2027	550,000	503,926
2.55%, 12/1/2033	350,000	281,543
2.75%, 6/1/2031	350,000	301,283
3.10%, 2/1/2043	150,000	110,760
3.50%, 6/1/2041	600,000	473,592
3.50%, 9/15/2053	900,000	653,553
3.55%, 9/15/2055	429,000	308,164
3.65%, 6/1/2051	100,000	75,691
3.65%, 9/15/2059	294,000	210,066
3.80%, 2/15/2027	150,000	145,138
3.80%, 12/1/2057	471,000	349,859
3.85%, 6/1/2060	45,000	33,725
4.10%, 2/15/2028 (b)	184,000	179,680
4.50%, 5/15/2035	300,000	281,328
4.55%, 3/9/2049	208,000	180,846
4.65%, 6/1/2044	25,000	22,269
4.75%, 5/15/2046	30,000	27,002
4.85%, 3/1/2039	570,000	534,643
5.54%, 2/20/2026	600,000	601,542
Bell Telephone Co. of Canada or Bell Canada:
4.30%, 7/29/2049	55,000	47,095
4.46%, 4/1/2048 (b)	30,000	26,335
Series US-4, 3.65%, 3/17/2051	150,000	114,816
British Telecommunications PLC 5.13%, 12/4/2028	200,000	201,844
Cisco Systems, Inc.:
3.50%, 6/15/2025	25,000	24,497
5.50%, 1/15/2040	300,000	327,720
Corning, Inc.:
4.38%, 11/15/2057 (b)	25,000	21,259
5.35%, 11/15/2048 (b)	100,000	99,657
5.75%, 8/15/2040	25,000	26,175
Deutsche Telekom International Finance BV 8.75%, 6/15/2030	250,000	305,502
Juniper Networks, Inc.:
1.20%, 12/10/2025	250,000	226,507
2.00%, 12/10/2030	250,000	199,015
3.75%, 8/15/2029 (b)	100,000	92,980
Motorola Solutions, Inc.:
2.75%, 5/24/2031	100,000	82,221
4.00%, 9/1/2024	3,000	2,943
4.60%, 2/23/2028	125,000	123,384
4.60%, 5/23/2029	50,000	48,733
Orange SA 5.50%, 2/6/2044	50,000	52,673
Rogers Communications, Inc.:
3.20%, 3/15/2027 (e)	135,000	126,962
3.70%, 11/15/2049	50,000	36,649
3.80%, 3/15/2032 (e)	125,000	112,166
4.30%, 2/15/2048	40,000	31,801
4.35%, 5/1/2049	155,000	125,550
Security Description	Principal Amount	Value
4.55%, 3/15/2052 (e)	$500,000	$412,080
5.00%, 3/15/2044	50,000	44,973
Telefonica Emisiones SA:
4.67%, 3/6/2038	150,000	131,502
5.21%, 3/8/2047	300,000	262,386
5.52%, 3/1/2049	150,000	134,692
7.05%, 6/20/2036	25,000	27,518
Telefonica Europe BV 8.25%, 9/15/2030	25,000	29,211
TELUS Corp. 4.60%, 11/16/2048	150,000	133,505
T-Mobile USA, Inc.:
2.05%, 2/15/2028	45,000	39,971
2.25%, 11/15/2031	50,000	40,930
2.55%, 2/15/2031	165,000	139,775
2.70%, 3/15/2032	500,000	421,090
3.00%, 2/15/2041	555,000	410,933
3.30%, 2/15/2051	350,000	248,871
3.40%, 10/15/2052	500,000	360,080
3.50%, 4/15/2025	650,000	632,008
3.60%, 11/15/2060	20,000	14,264
3.75%, 4/15/2027	150,000	144,241
3.88%, 4/15/2030	380,000	356,398
4.38%, 4/15/2040	350,000	313,516
4.50%, 4/15/2050	545,000	473,158
5.05%, 7/15/2033	200,000	200,968
5.20%, 1/15/2033	250,000	254,437
5.65%, 1/15/2053	250,000	256,102
Verizon Communications, Inc.:
0.85%, 11/20/2025 (b)	200,000	182,150
1.45%, 3/20/2026	580,000	533,780
1.50%, 9/18/2030 (b)	60,000	48,445
1.68%, 10/30/2030	55,000	44,400
1.75%, 1/20/2031	200,000	161,046
2.10%, 3/22/2028	500,000	445,495
2.55%, 3/21/2031	500,000	425,975
2.63%, 8/15/2026	50,000	47,273
2.65%, 11/20/2040	200,000	142,842
2.88%, 11/20/2050	200,000	133,478
2.99%, 10/30/2056	337,000	219,141
3.00%, 11/20/2060	175,000	112,235
3.15%, 3/22/2030	500,000	455,495
3.38%, 2/15/2025	500,000	490,260
3.40%, 3/22/2041	500,000	397,995
3.55%, 3/22/2051	500,000	382,420
3.70%, 3/22/2061	500,000	373,810
3.88%, 2/8/2029	10,000	9,658
4.00%, 3/22/2050	500,000	415,750
4.02%, 12/3/2029	350,000	335,230
4.27%, 1/15/2036	28,000	26,016
4.33%, 9/21/2028	285,000	281,355
4.40%, 11/1/2034	250,000	237,472
4.50%, 8/10/2033	250,000	241,585

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Vodafone Group PLC:
4.13%, 5/30/2025	$50,000	$49,440
4.25%, 9/17/2050	750,000	613,117
4.38%, 2/19/2043	75,000	63,585
5.63%, 2/10/2053	140,000	138,491
		22,274,172
TOYS/GAMES/HOBBIES — 0.0% (a)
Hasbro, Inc.:
3.50%, 9/15/2027	30,000	28,254
3.90%, 11/19/2029 (b)	100,000	91,069
		119,323
TRANSPORTATION — 0.5%
Burlington Northern Santa Fe LLC:
3.05%, 2/15/2051	15,000	10,894
3.30%, 9/15/2051	350,000	267,207
3.40%, 9/1/2024	100,000	98,216
3.55%, 2/15/2050	250,000	200,707
3.75%, 4/1/2024	25,000	24,657
3.90%, 8/1/2046	100,000	84,655
4.05%, 6/15/2048	155,000	135,933
4.13%, 6/15/2047	150,000	132,638
4.15%, 12/15/2048	30,000	26,440
4.45%, 3/15/2043	50,000	46,203
4.45%, 1/15/2053	500,000	467,170
4.55%, 9/1/2044	50,000	47,364
4.90%, 4/1/2044	125,000	122,561
Canadian National Railway Co.:
2.45%, 5/1/2050	15,000	9,811
2.75%, 3/1/2026	100,000	95,786
2.95%, 11/21/2024	50,000	48,632
3.20%, 8/2/2046 (b)	25,000	19,021
3.65%, 2/3/2048	50,000	41,401
Canadian Pacific Railway Co.:
1.35%, 12/2/2024	150,000	141,387
1.75%, 12/2/2026	80,000	72,669
2.05%, 3/5/2030	35,000	29,743
2.45%, 12/2/2031	565,000	489,115
3.00%, 12/2/2041	350,000	279,237
4.00%, 6/1/2028	100,000	98,369
4.80%, 9/15/2035	30,000	29,812
CSX Corp.:
2.40%, 2/15/2030 (b)	50,000	43,655
2.50%, 5/15/2051	610,000	394,212
3.25%, 6/1/2027	50,000	47,813
3.35%, 9/15/2049	65,000	49,113
3.40%, 8/1/2024	25,000	24,460
3.80%, 3/1/2028	50,000	48,784
3.80%, 11/1/2046	100,000	81,571
4.10%, 3/15/2044	75,000	65,359
4.25%, 3/15/2029	95,000	93,775
4.30%, 3/1/2048	50,000	44,339
4.50%, 3/15/2049	125,000	113,563
Security Description	Principal Amount	Value
4.65%, 3/1/2068	$50,000	$44,595
FedEx Corp.:
2.40%, 5/15/2031 (b)	65,000	55,350
3.25%, 5/15/2041	65,000	49,475
3.40%, 2/15/2028	50,000	47,369
3.90%, 2/1/2035	200,000	179,712
4.05%, 2/15/2048	50,000	40,623
4.55%, 4/1/2046	100,000	87,976
4.75%, 11/15/2045	25,000	22,662
4.95%, 10/17/2048	100,000	93,682
5.25%, 5/15/2050 (b)	250,000	244,967
Kansas City Southern:
2.88%, 11/15/2029	65,000	58,262
3.50%, 5/1/2050	25,000	18,861
4.70%, 5/1/2048 (b)	50,000	45,721
Norfolk Southern Corp.:
2.90%, 6/15/2026 (b)	150,000	142,568
2.90%, 8/25/2051	150,000	99,435
3.00%, 3/15/2032 (b)	150,000	131,762
3.05%, 5/15/2050	350,000	242,903
3.15%, 6/1/2027	50,000	47,193
3.16%, 5/15/2055	68,000	46,580
3.40%, 11/1/2049	100,000	73,525
3.94%, 11/1/2047	100,000	81,861
4.45%, 3/1/2033 (b)	200,000	194,442
4.45%, 6/15/2045	19,000	16,703
Ryder System, Inc.:
5.65%, 3/1/2028	250,000	253,002
Series MTN, 1.75%, 9/1/2026	125,000	112,224
Series MTN, 2.50%, 9/1/2024	40,000	38,500
Series MTN, 2.85%, 3/1/2027	145,000	133,377
Union Pacific Corp.:
2.15%, 2/5/2027	250,000	231,707
2.38%, 5/20/2031	40,000	34,547
2.40%, 2/5/2030 (b)	500,000	440,660
2.75%, 3/1/2026 (b)	50,000	47,914
2.80%, 2/14/2032	570,000	501,041
2.97%, 9/16/2062	110,000	72,992
3.20%, 5/20/2041	70,000	56,529
3.25%, 2/5/2050	700,000	532,448
3.38%, 2/14/2042 (b)	40,000	32,895
3.50%, 2/14/2053	75,000	59,181
3.55%, 5/20/2061	100,000	75,848
3.80%, 10/1/2051	52,000	43,679
3.80%, 4/6/2071	175,000	135,184
3.84%, 3/20/2060	130,000	104,889
4.10%, 9/15/2067	15,000	12,454
4.50%, 1/20/2033	250,000	250,725
4.95%, 9/9/2052 (b)	250,000	253,630
United Parcel Service, Inc.:
2.40%, 11/15/2026	30,000	28,232
3.05%, 11/15/2027	50,000	47,605

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.75%, 11/15/2047	$175,000	$149,842
3.90%, 4/1/2025	500,000	493,995
4.88%, 3/3/2033	175,000	179,366
5.30%, 4/1/2050	200,000	214,700
		10,629,665
TRUCKING & LEASING — 0.0% (a)
GATX Corp.:
1.90%, 6/1/2031	200,000	155,712
3.10%, 6/1/2051	250,000	160,207
3.85%, 3/30/2027	50,000	47,792
4.55%, 11/7/2028	50,000	48,992
4.70%, 4/1/2029	25,000	24,382
		437,085
VENTURE CAPITAL — 0.0% (a)
Hercules Capital, Inc. 3.38%, 1/20/2027	65,000	55,708
WATER — 0.0% (a)
American Water Capital Corp.:
2.30%, 6/1/2031	100,000	84,537
2.95%, 9/1/2027	121,000	113,845
3.25%, 6/1/2051 (b)	100,000	73,324
3.40%, 3/1/2025	25,000	24,373
3.45%, 5/1/2050	50,000	38,061
3.75%, 9/1/2028	100,000	95,745
3.75%, 9/1/2047	100,000	80,572
4.30%, 12/1/2042	25,000	22,292
Essential Utilities, Inc.:
2.40%, 5/1/2031 (b)	105,000	87,184
2.70%, 4/15/2030 (b)	60,000	51,879
		671,812
TOTAL CORPORATE BONDS & NOTES (Cost $652,335,987)		580,173,241
ASSET-BACKED SECURITIES — 0.3%
AUTOMOBILE — 0.2%
AmeriCredit Automobile Receivables Trust Series 2022-1, Class A3, 2.45%, 11/18/2026	250,000	241,225
BMW Vehicle Lease Trust Series 2023-1, Class A4, 5.07%, 6/25/2026	98,000	98,409
Capital One Prime Auto Receivables Trust Series 2023-1, Class A3, 4.87%, 2/15/2028	150,000	150,993
CarMax Auto Owner Trust Series 2023-1, Class A3, 4.75%, 10/15/2027	121,000	121,116
Security Description	Principal Amount	Value
Carvana Auto Receivables Trust Series 2021-P4, Class A3, 1.31%, 1/11/2027	$175,000	$165,630
Ford Credit Auto Lease Trust Series 2023-A, Class A3, 4.94%, 3/15/2026	123,000	122,740
Ford Credit Auto Owner Trust:
Series 2023-A, Class A3, 4.65%, 2/15/2028	94,000	94,183
Series 2022-A, Class A3, 1.29%, 6/15/2026	218,000	208,702
GM Financial Automobile Leasing Trust Series 2022-2, Class A3, 3.42%, 6/20/2025	400,000	392,535
GM Financial Consumer Automobile Receivables Trust:
Series 2023-1, Class A3, 4.66%, 2/16/2028	55,000	55,064
Series 2022-1, Class A3, 1.26%, 11/16/2026	300,000	285,119
Honda Auto Receivables Owner Trust Series 2023-1, Class A3, 5.04%, 4/21/2027	78,000	78,583
Hyundai Auto Receivables Trust Series 2021-C, Class A3, 0.74%, 5/15/2026	350,000	333,770
Mercedes-Benz Auto Receivables Trust Series 2022-1, Class A3, 5.21%, 8/16/2027	424,000	428,373
Nissan Auto Lease Trust Series 2023-A, Class A3, 4.91%, 1/15/2026	89,000	88,941
Toyota Auto Receivables Owner Trust:
Series 2020-D, Class A4, 0.47%, 1/15/2026	250,000	237,543
Series 2022-A, Class A3, 1.23%, 6/15/2026	150,000	142,967
Volkswagen Auto Loan Enhanced Trust Series 2021-1, Class A3, 1.02%, 6/22/2026	100,000	95,595
World Omni Auto Receivables Trust Series 2022-D, Class A3, 5.61%, 2/15/2028	500,000	508,306
		3,849,794

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
CREDIT CARD — 0.1%
American Express Credit Account Master Trust:
Series 2021-1, Class A, 0.90%, 11/15/2026	$368,000	$345,223
Series 2022-3, Class A, 3.75%, 8/15/2027	500,000	490,532
BA Credit Card Trust Series 2021-A1, Class A1, 0.44%, 9/15/2026	245,000	232,833
Capital One Multi-Asset Execution Trust:
Series 2022-A2, Class A, 3.49%, 5/15/2027	500,000	487,202
Series 2021-A2, Class A2, 1.39%, 7/15/2030	350,000	301,068
Chase Issuance Trust Series 2022-A1, Class A, Class A, 3.97%, 9/15/2027	181,000	178,406
Citibank Credit Card Issuance Trust Series 2018-A7, Class A7, 3.96%, 10/13/2030	200,000	198,353
Discover Card Execution Note Trust:
Series 2021-A2, Class A2, 1.03%, 9/15/2028	271,000	241,654
Series 2022-A2, Class A, 3.32%, 5/15/2027	250,000	242,778
Synchrony Card Funding LLC Series 2022-A1, Class A, 3.37%, 4/15/2028	180,000	174,762
		2,892,811
OTHER ABS — 0.0% (a)
Verizon Master Trust Series 2021-1, Class A, 0.50%, 5/20/2027	353,000	334,810
TOTAL ASSET-BACKED SECURITIES (Cost $7,313,796)		7,077,415
FOREIGN GOVERNMENT OBLIGATIONS — 3.2%
AUSTRALIA — 0.1%
Commonwealth Bank of Australia 5.32%, 3/13/2026	550,000	559,289
National Australia Bank Ltd.:
4.94%, 01/12/2028	300,000	304,062
4.97%, 01/12/2026	250,000	252,173
		1,115,524
AUSTRIA — 0.1%
Oesterreichische Kontrollbank AG:
0.38%, 09/17/2025	90,000	82,346
1.50%, 02/12/2025	50,000	47,556
Security Description	Principal Amount	Value
4.25%, 03/01/2028	$750,000	$766,267
Series GMTN, 0.50%, 02/02/2026	500,000	453,245
		1,349,414
CANADA — 0.4%
Canada Government International Bonds:
0.75%, 05/19/2026	500,000	454,915
1.63%, 01/22/2025	250,000	239,275
Export Development Canada:
3.38%, 08/26/2025	500,000	492,945
3.88%, 02/14/2028	500,000	502,895
Province of Alberta:
1.00%, 05/20/2025	500,000	467,490
1.30%, 07/22/2030 (b)	400,000	332,412
3.30%, 03/15/2028 (b)	650,000	631,423
Province of British Columbia:
0.90%, 07/20/2026 (b)	500,000	453,330
1.30%, 01/29/2031 (b)	200,000	166,390
2.25%, 06/02/2026	150,000	142,349
Province of Manitoba:
2.13%, 06/22/2026	250,000	235,678
Series GX, 2.60%, 04/16/2024	100,000	97,953
Province of New Brunswick 3.63%, 2/24/2028	50,000	49,049
Province of Ontario:
0.63%, 01/21/2026	440,000	400,426
1.05%, 04/14/2026	200,000	183,078
1.13%, 10/07/2030	500,000	409,705
1.60%, 02/25/2031	250,000	210,560
1.80%, 10/14/2031	500,000	423,145
2.00%, 10/02/2029 (b)	350,000	311,577
2.50%, 04/27/2026	350,000	334,582
3.10%, 05/19/2027	750,000	726,622
Series MTN, 2.13%, 01/21/2032 (b)	1,250,000	1,083,737
Province of Quebec:
0.60%, 07/23/2025	250,000	230,840
1.35%, 05/28/2030	300,000	253,113
1.90%, 04/21/2031 (b)	250,000	215,648
2.50%, 04/20/2026	250,000	239,330
2.75%, 04/12/2027 (b)	200,000	191,450
Series QO, 2.88%, 10/16/2024	200,000	195,378
Series QX, 1.50%, 02/11/2025	500,000	475,495
		10,150,790
CHILE — 0.1%
Chile Government International Bonds:
2.45%, 01/31/2031 (b)	200,000	172,974
2.55%, 07/27/2033 (b)	250,000	205,907
3.10%, 01/22/2061	250,000	163,918
3.13%, 01/21/2026	50,000	48,539

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.24%, 02/06/2028	$200,000	$191,424
3.25%, 09/21/2071	250,000	162,868
3.86%, 06/21/2047	300,000	246,441
4.34%, 03/07/2042	250,000	221,232
		1,413,303
GERMANY — 0.1%
Kreditanstalt fuer Wiederaufbau:
Zero Coupon, 06/29/2037	100,000	58,366
0.38%, 07/18/2025	250,000	230,315
0.50%, 09/20/2024 (b)	500,000	472,845
0.63%, 01/22/2026	225,000	205,580
0.75%, 09/30/2030	500,000	407,225
1.38%, 08/05/2024	500,000	480,330
1.75%, 09/14/2029	250,000	222,963
2.00%, 05/02/2025	100,000	95,835
2.50%, 11/20/2024	300,000	291,585
2.88%, 04/03/2028	290,000	279,076
Landwirtschaftliche Rentenbank:
0.88%, 03/30/2026	240,000	219,518
0.88%, 09/03/2030 (b)	200,000	163,484
Series 37, 2.50%, 11/15/2027 (b)	50,000	47,317
Series 40, 0.50%, 05/27/2025	90,000	83,374
		3,257,813
INDONESIA — 0.1%
Indonesia Government International Bonds:
1.85%, 03/12/2031	500,000	407,050
2.15%, 07/28/2031	500,000	416,040
3.05%, 03/12/2051 (b)	250,000	184,610
3.55%, 03/31/2032	350,000	322,707
4.45%, 04/15/2070 (b)	200,000	172,794
4.55%, 01/11/2028 (b)	200,000	200,516
4.75%, 02/11/2029	150,000	151,772
4.85%, 01/11/2033 (b)	200,000	201,210
5.35%, 02/11/2049 (b)	100,000	101,299
		2,157,998
ISRAEL — 0.0% (a)
Israel Government International Bonds:
2.75%, 07/03/2030	200,000	181,118
2.88%, 03/16/2026	100,000	95,199
3.25%, 01/17/2028	100,000	94,673
3.88%, 07/03/2050	200,000	167,716
4.13%, 01/17/2048	100,000	87,793
4.50%, 01/17/2033	200,000	199,142
State of Israel 3.38%, 1/15/2050	300,000	230,559
		1,056,200
Security Description	Principal Amount	Value
ITALY — 0.1%
Republic of Italy Government International Bonds:
0.88%, 05/06/2024	$200,000	$190,324
1.25%, 02/17/2026	250,000	223,557
2.38%, 10/17/2024	250,000	239,370
2.88%, 10/17/2029	500,000	435,455
3.88%, 05/06/2051	200,000	143,366
4.00%, 10/17/2049	200,000	151,332
5.38%, 06/15/2033	50,000	50,255
		1,433,659
JAPAN — 0.1%
Japan Bank for International Cooperation:
0.63%, 07/15/2025	450,000	414,067
1.25%, 01/21/2031	250,000	202,758
1.88%, 04/15/2031 (b)	200,000	169,410
2.13%, 02/16/2029 (b)	250,000	223,750
2.75%, 11/16/2027	200,000	188,532
2.88%, 04/14/2025	200,000	193,982
2.88%, 07/21/2027	100,000	94,953
3.25%, 07/20/2028 (b)	250,000	239,217
3.88%, 09/16/2025	500,000	494,855
4.25%, 01/26/2026	200,000	200,234
Series DTC, 1.75%, 10/17/2024	200,000	191,606
Series DTC, 2.38%, 04/20/2026	200,000	189,424
Series DTC, 2.50%, 05/23/2024	200,000	195,152
Japan International Cooperation Agency 1.75%, 4/28/2031	200,000	167,224
		3,165,164
MEXICO — 0.3%
Mexico Government International Bonds:
2.66%, 05/24/2031 (b)	450,000	376,475
3.25%, 04/16/2030 (b)	350,000	314,216
3.50%, 02/12/2034	250,000	212,050
3.75%, 01/11/2028	100,000	96,102
3.77%, 05/24/2061	200,000	135,200
3.90%, 04/27/2025	500,000	494,980
4.13%, 01/21/2026	125,000	123,405
4.15%, 03/28/2027	200,000	196,974
4.28%, 08/14/2041	1,025,000	840,049
4.40%, 02/12/2052	400,000	312,768
4.50%, 04/22/2029	250,000	244,945
4.50%, 01/31/2050 (b)	250,000	201,848
4.60%, 02/10/2048	200,000	163,356
4.75%, 04/27/2032 (b)	200,000	192,434
5.00%, 04/27/2051	200,000	171,828
5.40%, 02/09/2028	850,000	875,559
5.55%, 01/21/2045	450,000	423,976
6.05%, 01/11/2040	30,000	30,513

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
6.35%, 02/09/2035 (b)	$500,000	$531,660
Series MTN, 4.75%, 03/08/2044	100,000	85,058
		6,023,396
PANAMA — 0.1%
Panama Government International Bonds:
2.25%, 09/29/2032 (b)	200,000	153,388
3.16%, 01/23/2030	200,000	175,694
3.30%, 01/19/2033 (b)	500,000	418,560
3.75%, 03/16/2025	150,000	146,481
3.87%, 07/23/2060	200,000	131,178
3.88%, 03/17/2028 (b)	200,000	192,014
4.50%, 05/15/2047	50,000	39,261
4.50%, 04/16/2050	700,000	532,651
6.40%, 02/14/2035	200,000	208,494
6.70%, 01/26/2036	50,000	52,949
6.85%, 03/28/2054	850,000	876,588
		2,927,258
PERU — 0.1%
Peruvian Government International Bonds:
2.39%, 01/23/2026	250,000	236,017
2.78%, 01/23/2031 (b)	320,000	273,709
2.78%, 12/01/2060	150,000	89,574
2.84%, 06/20/2030	55,000	48,194
3.00%, 01/15/2034	250,000	204,067
3.23%, 07/28/2121	150,000	89,858
3.30%, 03/11/2041	815,000	612,945
3.55%, 03/10/2051	70,000	51,643
3.60%, 01/15/2072	250,000	167,930
4.13%, 08/25/2027	150,000	147,254
5.63%, 11/18/2050 (b)	150,000	151,421
6.55%, 03/14/2037	25,000	27,224
		2,099,836
PHILIPPINES — 0.1%
Philippines Government International Bonds:
1.65%, 06/10/2031	250,000	200,352
1.95%, 01/06/2032	200,000	162,732
2.46%, 05/05/2030 (b)	200,000	173,364
2.65%, 12/10/2045 (b)	600,000	412,656
2.95%, 05/05/2045	250,000	180,693
3.20%, 07/06/2046	200,000	148,656
3.70%, 03/01/2041	200,000	165,832
3.70%, 02/02/2042	100,000	82,632
3.95%, 01/20/2040	200,000	173,494
5.00%, 01/13/2037	150,000	151,317
5.50%, 01/17/2048	500,000	515,745
5.61%, 04/13/2033	500,000	535,240
7.75%, 01/14/2031	100,000	118,693
		3,021,406
Security Description	Principal Amount	Value
POLAND — 0.0% (a)
Republic of Poland Government International Bonds:
3.25%, 04/06/2026	$175,000	$170,378
5.50%, 11/16/2027	350,000	365,642
5.75%, 11/16/2032	250,000	266,465
		802,485
SOUTH KOREA — 0.2%
Export-Import Bank of Korea:
0.63%, 06/29/2024	500,000	476,060
0.63%, 02/09/2026 (b)	200,000	178,946
1.13%, 12/29/2026 (b)	200,000	176,268
2.38%, 04/21/2027	25,000	23,154
2.50%, 06/29/2041 (b)	250,000	181,975
3.25%, 11/10/2025	150,000	145,013
4.25%, 09/15/2027 (b)	250,000	248,655
5.00%, 01/11/2028	250,000	256,737
5.13%, 01/11/2033 (b)	200,000	209,558
Korea Development Bank:
0.40%, 06/19/2024	215,000	204,433
0.80%, 07/19/2026 (b)	250,000	221,115
1.63%, 01/19/2031	250,000	204,137
2.00%, 02/24/2025	200,000	190,626
3.00%, 01/13/2026	100,000	95,804
4.38%, 02/15/2028	200,000	200,218
4.38%, 02/15/2033	750,000	742,020
Korea International Bonds:
1.00%, 09/16/2030	200,000	163,392
3.50%, 09/20/2028	200,000	195,204
		4,113,315
SUPRANATIONAL — 1.2%
African Development Bank:
4.38%, 03/14/2028	400,000	411,060
Series GDIF, 0.88%, 03/23/2026 (b)	150,000	137,214
Asian Development Bank:
0.63%, 04/29/2025	500,000	465,685
1.50%, 10/18/2024	200,000	191,602
1.88%, 03/15/2029	250,000	225,662
2.88%, 05/06/2025	225,000	219,434
3.13%, 04/27/2032	250,000	239,330
4.00%, 01/12/2033	170,000	173,953
4.25%, 01/09/2026	650,000	655,765
Series GMTN, 0.38%, 06/11/2024	725,000	690,765
Series GMTN, 0.38%, 09/03/2025	250,000	229,337
Series GMTN, 0.50%, 02/04/2026	250,000	227,280
Series GMTN, 0.75%, 10/08/2030	200,000	161,804
Series GMTN, 1.00%, 04/14/2026	100,000	91,818

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GMTN, 1.25%, 06/09/2028	$100,000	$88,388
Series GMTN, 1.50%, 01/20/2027	500,000	459,855
Series GMTN, 1.50%, 03/04/2031	250,000	213,428
Series GMTN, 1.88%, 01/24/2030	500,000	444,935
Series GMTN, 2.00%, 04/24/2026	100,000	94,582
Series GMTN, 2.38%, 08/10/2027	50,000	47,207
Series GMTN, 2.50%, 11/02/2027	100,000	94,716
Series GMTN, 2.63%, 01/12/2027	50,000	47,948
Series GMTN, 3.13%, 08/20/2027	1,000,000	973,920
Series GMTN, 3.13%, 09/26/2028	50,000	48,522
Series GMTN, 3.88%, 09/28/2032	200,000	202,926
Series GMTN, 4.13%, 09/27/2024	215,000	214,273
Asian Infrastructure Investment Bank:
0.50%, 05/28/2025	200,000	184,924
0.50%, 01/27/2026 (b)	500,000	452,350
3.75%, 09/14/2027	200,000	198,588
4.00%, 01/18/2028	500,000	502,145
Corp. Andina de Fomento 1.25%, 10/26/2024	68,000	64,185
Council of Europe Development Bank:
0.38%, 06/10/2024 (b)	250,000	238,225
0.88%, 09/22/2026 (b)	100,000	90,354
Council Of Europe Development Bank 3.63%, 1/26/2028	150,000	149,210
European Bank for Reconstruction & Development:
4.38%, 03/09/2028	660,000	679,279
Series GMTN, 0.50%, 11/25/2025 (b)	250,000	228,380
Series GMTN, 0.50%, 01/28/2026 (b)	200,000	181,870
Series GMTN, 1.50%, 02/13/2025	250,000	238,125
European Investment Bank:
0.38%, 12/15/2025	200,000	182,154
0.38%, 03/26/2026	750,000	677,370
0.63%, 07/25/2025	350,000	324,443
0.75%, 10/26/2026	250,000	224,805
0.75%, 09/23/2030	200,000	163,010
1.25%, 02/14/2031 (b)	390,000	329,328
1.63%, 03/14/2025 (b)	485,000	462,666
Security Description	Principal Amount	Value
1.63%, 05/13/2031	$100,000	$86,551
1.75%, 03/15/2029 (b)	133,000	119,397
1.88%, 02/10/2025	100,000	95,972
2.13%, 04/13/2026 (b)	100,000	95,117
2.38%, 05/24/2027	100,000	94,982
2.50%, 10/15/2024 (b)	25,000	24,357
2.75%, 08/15/2025 (b)	195,000	189,719
3.75%, 02/14/2033 (b)	990,000	1,001,890
3.88%, 03/15/2028 (b)	300,000	302,340
Series GMTN, 1.38%, 03/15/2027	350,000	319,809
Inter-American Development Bank:
0.50%, 09/23/2024	850,000	803,607
0.63%, 07/15/2025	500,000	463,300
0.63%, 09/16/2027 (b)	500,000	436,690
0.88%, 04/03/2025 (b)	500,000	469,080
1.13%, 07/20/2028	200,000	174,978
1.50%, 01/13/2027	350,000	321,954
2.00%, 07/23/2026	100,000	94,188
2.38%, 07/07/2027	100,000	94,543
3.13%, 09/18/2028	100,000	97,005
3.50%, 09/14/2029	200,000	197,448
4.00%, 01/12/2028	200,000	202,384
4.38%, 01/24/2044	75,000	77,448
Series GMTN, 0.88%, 04/20/2026	250,000	228,550
Series GMTN, 1.13%, 01/13/2031	750,000	621,922
Series GMTN, 1.75%, 03/14/2025	250,000	238,867
Inter-American Investment Corp. 4.13%, 2/15/2028	200,000	201,468
International Bank for Reconstruction & Development:
0.38%, 07/28/2025	750,000	690,150
0.50%, 10/28/2025	250,000	229,100
0.63%, 04/22/2025	550,000	512,622
0.75%, 03/11/2025	500,000	468,845
0.75%, 11/24/2027	390,000	340,720
0.75%, 08/26/2030	170,000	137,790
0.88%, 07/15/2026	1,000,000	909,650
0.88%, 05/14/2030	250,000	206,068
1.13%, 09/13/2028	500,000	436,335
1.25%, 02/10/2031 (b)	500,000	419,270
1.63%, 01/15/2025	350,000	334,838
1.63%, 11/03/2031	1,000,000	852,910
3.13%, 06/15/2027	200,000	195,430
3.88%, 02/14/2030	825,000	832,070
Series GDIF, 1.38%, 04/20/2028	250,000	223,355
Series GDIF, 1.75%, 10/23/2029	250,000	221,577

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series GDIF, 2.50%, 11/25/2024	$300,000	$291,690
Series GDIF, 2.50%, 07/29/2025	200,000	193,426
Series GDIF, 2.50%, 11/22/2027	250,000	236,882
Series GMTN, 4.75%, 02/15/2035	25,000	27,014
International Finance Corp.:
Series GMTN, 0.38%, 07/16/2025	250,000	230,482
Series GMTN, 0.75%, 10/08/2026	500,000	449,830
Series GMTN, 2.13%, 04/07/2026	100,000	95,032
Series GMTN, 3.63%, 09/15/2025	133,000	132,028
Nordic Investment Bank:
0.38%, 09/20/2024	200,000	188,874
0.38%, 09/11/2025	200,000	183,230
4.38%, 03/14/2028	700,000	721,231
Series GMTN, 0.50%, 01/21/2026	200,000	182,028
		29,618,863
SWEDEN — 0.0% (a)
Svensk Exportkredit AB:
0.50%, 08/26/2025	350,000	320,666
4.63%, 11/28/2025	500,000	505,570
Series GMTN, 2.25%, 03/22/2027	250,000	234,468
		1,060,704
UNITED STATES — 0.0% (a)
Inter-American Development Bank 2.25%, 6/18/2029	250,000	229,695
URUGUAY — 0.1%
Uruguay Government International Bonds:
4.38%, 10/27/2027	225,000	225,990
4.38%, 01/23/2031	280,000	278,496
4.98%, 04/20/2055	400,000	393,772
5.10%, 06/18/2050	175,000	176,260
		1,074,518
TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $82,993,885)		76,071,341
U.S. GOVERNMENT AGENCY OBLIGATIONS — 28.9%
Federal Farm Credit Banks Funding Corp.:
0.30%, 11/12/2024	250,000	232,848
0.35%, 5/16/2024	250,000	237,440
Security Description	Principal Amount	Value
0.47%, 8/19/2024	$100,000	$94,173
0.68%, 8/4/2025	100,000	91,662
0.68%, 1/13/2027	250,000	217,128
0.70%, 1/27/2027	100,000	88,086
0.79%, 6/21/2027	125,000	108,825
0.88%, 11/18/2024	185,000	174,159
0.90%, 8/19/2027	100,000	86,778
1.00%, 8/3/2027	100,000	86,556
1.04%, 1/25/2029	150,000	125,807
1.10%, 8/10/2029	150,000	123,939
1.13%, 1/6/2025	110,000	103,940
1.14%, 8/20/2029	150,000	124,377
1.15%, 8/12/2030	100,000	80,411
1.32%, 9/9/2030	100,000	81,570
1.38%, 1/14/2031	250,000	201,920
1.65%, 7/23/2035	100,000	72,684
1.69%, 8/20/2035	100,000	72,855
1.75%, 2/14/2025	315,000	300,652
1.95%, 8/13/2040	100,000	66,565
1.99%, 3/17/2031	500,000	421,295
2.63%, 5/16/2024	335,000	326,283
3.38%, 8/26/2024	250,000	246,553
4.25%, 9/26/2024	500,000	498,625
4.50%, 11/18/2024	250,000	250,477
Federal Home Loan Banks:
0.38%, 9/4/2025	750,000	686,437
0.50%, 4/14/2025 (b)	1,455,000	1,353,165
0.55%, 1/20/2026	150,000	135,350
0.65%, 1/28/2026	150,000	135,648
0.65%, 2/26/2026	100,000	90,086
0.70%, 1/28/2026	150,000	135,791
0.75%, 2/24/2026	100,000	90,543
0.83%, 2/10/2027	100,000	88,356
0.90%, 2/26/2027	150,000	132,701
1.00%, 8/16/2028	250,000	212,770
1.25%, 12/21/2026	1,000,000	906,580
1.50%, 8/15/2024	190,000	182,626
2.75%, 6/28/2024	500,000	489,400
2.88%, 9/13/2024	50,000	48,987
3.25%, 6/9/2028	500,000	486,665
3.25%, 11/16/2028	280,000	272,583
4.50%, 10/3/2024	1,500,000	1,503,060
4.63%, 12/13/2024 (b)	1,500,000	1,506,045
5.00%, 2/28/2025	1,000,000	1,013,980
5.50%, 7/15/2036	135,000	155,511
Federal Home Loan Mortgage Corp.:
0.36%, 5/15/2024	250,000	238,193
0.38%, 9/23/2025	730,000	667,118
0.60%, 10/15/2025	110,000	100,360
0.60%, 10/20/2025	150,000	136,733
0.63%, 11/25/2025	175,000	159,236
0.68%, 8/6/2025	100,000	92,020
0.75%, 6/23/2026	150,000	134,802
1.50%, 2/12/2025	2,500,000	2,379,275

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.50%, 4/1/2037	$1,312,507	$1,154,183
1.50%, 2/1/2051	2,148,064	1,689,054
1.50%, 10/1/2051	1,863,545	1,466,440
1.50%, 11/1/2051	5,425,019	4,268,440
2.00%, 6/1/2036	1,972,044	1,784,077
2.00%, 1/1/2037	2,717,446	2,458,430
2.00%, 4/1/2037	1,573,781	1,420,518
2.00%, 10/1/2050	1,264,551	1,052,371
2.00%, 12/1/2050	962,100	800,071
2.00%, 1/1/2051	2,432,624	2,022,186
2.00%, 2/1/2051	3,023,819	2,512,693
2.00%, 9/1/2051	4,526,884	3,746,006
2.00%, 11/1/2051	7,232,143	5,988,646
2.00%, 12/1/2051	1,981,262	1,657,356
2.00%, 2/1/2052	6,032,776	4,989,876
2.00%, 3/1/2052	5,170,900	4,271,353
2.22%, 7/13/2040	150,000	105,914
2.50%, 10/1/2029	13,857	13,245
2.50%, 1/1/2031	30,179	28,565
2.50%, 5/1/2031	47,522	44,803
2.50%, 6/1/2031	87,781	82,757
2.50%, 10/1/2031	84,596	79,755
2.50%, 12/1/2031	111,324	104,953
2.50%, 12/1/2032	387,855	362,198
2.50%, 2/1/2033	414,931	387,483
2.50%, 9/1/2035	508,440	473,494
2.50%, 1/1/2037	1,807,768	1,678,314
2.50%, 1/1/2042	1,076,942	952,230
2.50%, 7/1/2042	3,049,696	2,695,988
2.50%, 9/1/2046	633,290	557,412
2.50%, 7/1/2050	2,783,357	2,419,131
2.50%, 10/1/2050	1,809,811	1,571,297
2.50%, 2/1/2051	2,359,184	2,045,340
2.50%, 6/1/2051	5,457,005	4,703,282
2.50%, 9/1/2051	4,994,436	4,312,278
2.50%, 10/1/2051	4,165,958	3,595,016
2.50%, 11/1/2051	5,103,264	4,401,488
2.50%, 12/1/2051	4,360,146	3,758,529
2.50%, 4/1/2052	3,218,586	2,801,045
3.00%, 10/1/2030	206,071	199,018
3.00%, 12/1/2030	36,991	35,725
3.00%, 5/1/2031	27,239	26,111
3.00%, 12/1/2031	152,189	145,887
3.00%, 2/1/2032	205,509	196,999
3.00%, 5/1/2032	204,714	196,242
3.00%, 7/1/2032	57,942	55,544
3.00%, 1/1/2033	248,040	237,775
3.00%, 3/1/2035	1,013,604	964,990
3.00%, 5/1/2035	473,589	450,703
3.00%, 4/1/2036	136,685	128,668
3.00%, 6/1/2036	86,386	81,319
3.00%, 2/1/2038	258,330	243,153
3.00%, 1/1/2043	1,258,301	1,161,137
3.00%, 7/1/2043	1,315,370	1,213,198
3.00%, 6/1/2045	29,965	27,466
Security Description	Principal Amount	Value
3.00% 8/1/2045	$199,827	$184,002
3.00%, 4/1/2046	113,263	103,770
3.00% 6/1/2046	1,461,341	1,346,323
3.00%, 7/1/2046	1,905,443	1,744,725
3.00%, 8/1/2046	215,695	197,616
3.00%, 9/1/2046	70,400	64,499
3.00%, 10/1/2046	119,548	109,528
3.00% 11/1/2046	436,138	399,581
3.00% 12/1/2046	392,684	359,769
3.00%, 1/1/2047	285,255	261,345
3.00% 2/1/2047	779,513	714,174
3.00%, 4/1/2047	1,885,248	1,726,234
3.00%, 9/1/2049	189,301	171,333
3.00%, 12/1/2049	183,356	165,952
3.00%, 2/1/2050	676,372	612,172
3.00%, 5/1/2050	1,669,814	1,511,239
3.00%, 8/1/2050	3,513,363	3,210,162
3.00%, 6/1/2051	1,487,223	1,337,004
3.00%, 3/1/2052	4,788,843	4,294,032
3.50%, 4/1/2032	107,768	105,261
3.50%, 6/1/2033	200,413	195,537
3.50%, 9/1/2033	133,622	130,370
3.50%, 11/1/2034	90,907	88,285
3.50%, 3/1/2037	110,555	106,027
3.50%, 4/1/2042	127,731	122,347
3.50%, 12/1/2042	80,257	76,350
3.50%, 8/1/2043	211,817	201,590
3.50%, 5/1/2044	939,427	896,295
3.50%, 11/1/2044	12,939	12,257
3.50%, 1/1/2045	17,618	16,690
3.50% 7/1/2045	108,214	102,502
3.50%, 10/1/2045	16,541	15,654
3.50% 12/1/2045	205,795	194,847
3.50%, 1/1/2046	24,804	23,473
3.50%, 3/1/2046	49,891	47,064
3.50%, 4/1/2046	72,190	68,100
3.50%, 6/1/2046	84,776	79,973
3.50%, 8/1/2046	979,980	927,407
3.50%, 12/1/2046	285,371	269,204
3.50%, 2/1/2047	186,390	175,831
3.50%, 3/1/2047	177,770	167,699
3.50%, 4/1/2047	100,616	94,839
3.50%, 6/1/2047	96,610	91,064
3.50% 10/1/2047	174,021	164,030
3.50%, 11/1/2047	62,494	58,906
3.50%, 12/1/2047	142,435	134,258
3.50%, 4/1/2049	142,925	134,270
3.50%, 7/1/2049	381,661	358,149
3.50%, 9/1/2049	1,886,692	1,789,139
3.50%, 10/1/2049	40,729	38,220
3.50%, 3/1/2050	972,911	912,976
3.50%, 9/1/2052	1,319,230	1,224,566
4.00%, 11/1/2033	144,566	143,172
4.00%, 4/1/2042	11,763	11,527
4.00%, 6/1/2042	33,571	32,893

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2042	$604,204	$592,088
4.00%, 12/1/2044	12,946	12,655
4.00%, 4/1/2045	9,721	9,495
4.00%, 10/1/2045	22,671	22,145
4.00%, 12/1/2045	42,370	41,387
4.00%, 1/1/2046	157,178	153,532
4.00%, 2/1/2046	61,800	60,367
4.00%, 1/1/2047	196,533	191,617
4.00%, 2/1/2047	77,935	75,985
4.00%, 6/1/2047	136,788	133,023
4.00%, 9/1/2047	167,860	163,239
4.00%, 11/1/2047	125,535	122,080
4.00%, 1/1/2048	325,486	316,526
4.00%, 10/1/2048	626,104	607,956
4.00%, 4/1/2049	49,640	48,101
4.00%, 2/1/2051	2,518,365	2,438,000
4.50%, 5/1/2042	310,456	311,871
4.50%, 5/1/2044	125,615	126,013
4.50%, 12/1/2045	188,710	189,308
4.50%, 9/1/2046	138,245	138,549
4.50%, 4/1/2047	70,340	70,238
4.50%, 10/1/2047	111,732	111,570
4.50%, 11/1/2047	89,137	89,007
4.50%, 12/1/2047	46,463	46,395
4.50%, 7/1/2048	250,164	248,957
4.50%, 9/1/2048	390,440	388,177
4.50%, 11/1/2048	140,435	139,758
4.50%, 6/1/2049	187,861	186,421
4.50%, 11/1/2049	369,057	366,229
4.50%, 12/1/2052	2,319,237	2,293,080
5.00%, 7/1/2041	64,483	66,418
5.00%, 11/1/2048	155,347	157,118
5.00%, 10/1/2052	778,976	784,110
5.00% 12/1/2052	1,380,248	1,389,547
5.00%, 2/1/2053	5,708,529	5,690,499
5.50%, 8/1/2038	190,808	200,207
5.50%, 12/1/2052	422,665	434,918
5.50%, 2/1/2053	2,199,999	2,222,235
6.00%, 7/1/2040	74,442	78,899
6.25%, 7/15/2032 (b)	460,000	548,191
Series 0000, 0.64%, 11/24/2025	175,000	159,471
Series 0001, 0.60%, 11/12/2025	150,000	136,676
Series USD, 0.38%, 7/21/2025	110,000	101,066
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates:
Series K039, Class A2, 3.30%, 7/25/2024	400,000	391,653
Series K040, Class A2, 3.24%, 9/25/2024	575,000	561,452
Series K049, Class A2, 3.01%, 7/25/2025	200,000	193,593
Security Description	Principal Amount	Value
Series K054, Class A2, 2.75%, 1/25/2026	$500,000	$478,716
Series K062, Class A2, 3.41%, 12/25/2026	400,000	387,830
Series K080, Class A2, 3.93%, 7/25/2028 (c)	1,000,000	985,715
Series K085, Class A2, 4.06%, 10/25/2028 (c)	250,000	247,041
Series K086, Class A2, 3.86%, 11/25/2028 (c)	160,001	157,146
Series K087, Class A2, 3.77%, 12/25/2028	1,607,000	1,571,243
Series K090, Class A2, 3.42%, 2/25/2029	163,934	157,224
Series K092, Class A2, 3.30%, 4/25/2029	350,000	332,975
Series K093, Class A2, 2.98%, 5/25/2029	100,000	93,478
Series K094, Class A2, 2.90%, 6/25/2029	352,767	327,664
Series K098, Class A2, 2.43%, 8/25/2029	100,000	90,097
Series K099, Class A2, 2.60%, 9/25/2029	100,000	90,937
Series K101, Class A2, 2.52%, 10/25/2029	200,000	180,817
Series K109, Class A2, 1.56%, 4/25/2030	100,000	84,032
Series K114, Class A2, 1.37%, 6/25/2030	85,000	69,898
Series K115, Class A2, 1.38%, 6/25/2030	400,000	329,482
Series K118, Class A2, 1.49%, 9/25/2030	750,000	618,946
Series K121, Class A2, 1.55%, 10/25/2030	320,000	264,158
Series K123, Class A2, 1.62%, 12/25/2030	233,333	193,375
Series K124, Class A2, 1.66%, 12/25/2030	500,000	414,990
Series K126, Class A2, 2.07%, 1/25/2031	500,000	428,289
Series K127, Class A2, 2.11%, 1/25/2031	450,000	386,089
Series K131, Class A2, 1.85%, 7/25/2031	500,000	417,765
Series K-1515, Class A2, 1.94%, 2/25/2035	293,000	229,169
Series K-1519, Class A2, 2.01%, 12/25/2035	250,000	192,402
Series K-1520, Class A2, 2.44%, 2/25/2036	520,000	416,235
Series K1522, Class A2, 2.36%, 10/25/2036	250,000	195,722
Series K157, Class A2, 3.99%, 5/25/2033 (c)	500,000	492,192

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series K734, Class A2, 3.21%, 2/25/2026	$350,000	$339,285
Series K735, Class A2, 2.86%, 5/25/2026	198,141	189,931
Series K736, Class A2, 2.28%, 7/25/2026	300,000	282,267
Series K743, Class A2, 1.77%, 5/25/2028	300,000	266,879
Series K748, Class A2, 2.26%, 1/25/2029 (c)	500,000	449,743
Series K137, Class A2, VRN, 2.35%, 11/25/2031 (c)	440,000	379,956
Series K747, Class A2, VRN, 2.05%, 11/25/2028 (c)	166,667	148,664
Federal National Mortgage Association:
0.38%, 8/25/2025	665,000	609,000
0.50%, 6/17/2025 (b)	1,000,000	924,090
0.50%, 11/7/2025	235,000	215,051
0.63%, 4/22/2025	215,000	200,101
0.65%, 12/10/2025	100,000	90,420
0.65%, 12/17/2025	125,000	113,633
0.70%, 7/30/2025	100,000	92,077
0.75%, 10/8/2027 (b)	700,000	613,354
0.88%, 12/18/2026	125,000	111,033
0.88%, 8/5/2030	1,900,000	1,548,576
1.50%, 7/1/2036	3,683,397	3,245,969
1.50%, 3/1/2037	4,908,096	4,315,793
1.50%, 4/1/2037	1,448,160	1,273,398
1.50%, 3/1/2051	2,728,948	2,149,385
1.50%, 11/1/2051	5,623,999	4,424,984
1.63%, 1/7/2025	215,000	205,540
2.00%, 11/1/2031	55,479	51,948
2.00%, 8/1/2035	765,967	694,003
2.00% 11/1/2035	1,909,737	1,730,314
2.00%, 12/1/2035	1,067,147	966,887
2.00%, 2/1/2036	2,250,888	2,039,414
2.00% 6/1/2036	3,489,017	3,156,535
2.00%, 12/1/2036	5,040,874	4,560,508
2.00%, 5/1/2037	4,781,362	4,316,022
2.00%, 1/1/2042	4,586,456	3,910,471
2.00%, 7/1/2050	762,229	635,047
2.00%, 8/1/2050	1,339,981	1,115,983
2.00%, 9/1/2050	2,163,019	1,818,546
2.00%, 10/1/2050	17,556,552	14,610,808
2.00%, 11/1/2050	3,821,580	3,179,186
2.00% 1/1/2051	4,928,863	4,092,725
2.00%, 2/1/2051	2,849,073	2,367,500
2.00% 3/1/2051	14,326,372	11,900,530
2.00%, 4/1/2051	4,679,449	3,885,010
2.00% 5/1/2051	9,018,423	7,492,203
2.00%, 7/1/2051	7,890,816	6,543,823
2.00%, 11/1/2051	14,765,343	12,226,492
2.00%, 1/1/2052	4,677,363	3,865,268
Security Description	Principal Amount	Value
2.00%, 2/1/2052	$4,961,338	$4,110,888
2.00%, 3/1/2052	2,992,014	2,471,747
2.00%, 4/1/2052	5,277,700	4,359,985
2.13%, 4/24/2026 (b)	200,000	189,936
2.50%, 3/1/2029	76,397	73,036
2.50%, 7/1/2030	412,310	397,064
2.50%, 2/1/2031	46,143	43,633
2.50%, 10/1/2031	83,851	78,977
2.50%, 12/1/2031	150,444	141,700
2.50%, 1/1/2032	55,568	52,339
2.50%, 4/1/2032	529,449	498,676
2.50%, 6/1/2032	1,398,228	1,316,959
2.50%, 10/1/2032	177,768	165,842
2.50%, 12/1/2032	359,106	335,015
2.50%, 1/1/2033	204,629	190,901
2.50% 2/1/2035	2,255,823	2,124,708
2.50% 8/1/2035	1,282,941	1,194,691
2.50%, 9/1/2035	3,061,575	2,850,977
2.50%, 6/1/2040	272,801	241,257
2.50%, 8/1/2040	158,546	140,221
2.50%, 11/1/2049	1,483,001	1,292,870
2.50%, 12/1/2049	667,395	581,830
2.50%, 7/1/2050	1,204,699	1,047,051
2.50%, 8/1/2050	2,923,822	2,540,301
2.50%, 10/1/2050	1,861,580	1,616,240
2.50%, 11/1/2050	2,282,526	1,981,000
2.50%, 12/1/2050	1,296,545	1,124,866
2.50% 4/1/2051	7,611,671	6,596,794
2.50%, 7/1/2051	7,297,325	6,307,429
2.50%, 8/1/2051	12,526,129	10,821,102
2.50%, 9/1/2051	4,301,775	3,714,224
2.50% 10/1/2051	10,746,812	9,273,970
2.50%, 1/1/2052	2,752,188	2,372,056
2.50%, 2/1/2052	1,213,768	1,045,746
2.50%, 3/1/2052	6,111,994	5,265,590
2.50%, 4/1/2052	5,710,199	4,919,436
2.63%, 9/6/2024	250,000	244,013
3.00%, 10/1/2028	25,532	24,661
3.00%, 8/1/2029	14,290	13,794
3.00%, 5/1/2030	69,614	67,303
3.00%, 6/1/2030	14,038	13,544
3.00%, 8/1/2030	274,591	264,946
3.00%, 9/1/2030	14,940	14,415
3.00%, 11/1/2030	32,334	31,199
3.00% 12/1/2030	194,286	187,462
3.00%, 4/1/2031	102,755	98,405
3.00%, 12/1/2031	159,344	152,597
3.00% 2/1/2032	507,848	486,345
3.00%, 5/1/2032	183,919	176,139
3.00%, 8/1/2032	58,664	56,183
3.00%, 10/1/2032	102,698	98,353
3.00%, 2/1/2034	468,306	448,496
3.00%, 7/1/2034	125,926	119,885
3.00%, 6/1/2035	1,579,563	1,503,785
3.00%, 6/1/2036	25,330	23,823

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.00%, 8/1/2036	$128,022	$120,403
3.00%, 9/1/2036	230,256	216,553
3.00%, 10/1/2036	70,785	66,572
3.00%, 12/1/2036	129,303	121,608
3.00%, 4/1/2037	653,996	615,076
3.00%, 11/1/2037	267,437	246,546
3.00%, 2/1/2038	1,903,797	1,804,185
3.00%, 6/1/2042	506,872	467,276
3.00%, 6/1/2043	155,480	143,365
3.00%, 7/1/2043	32,736	30,164
3.00%, 2/1/2044	278,309	256,440
3.00%, 1/1/2045	488,494	450,108
3.00%, 5/1/2045	441,619	406,917
3.00%, 9/1/2045	25,908	23,725
3.00% 11/1/2045	170,392	156,032
3.00%, 12/1/2045	34,152	31,273
3.00%, 5/1/2046	237,445	217,325
3.00%, 7/1/2046	264,185	241,799
3.00%, 10/1/2046	172,093	157,510
3.00%, 11/1/2046	362,627	331,900
3.00% 12/1/2046	326,569	298,896
3.00% 1/1/2047	909,360	832,305
3.00%, 2/1/2047	290,539	265,920
3.00%, 5/1/2047	338,510	309,720
3.00%, 11/1/2047	176,324	161,327
3.00%, 9/1/2049	1,646,127	1,489,856
3.00%, 11/1/2049	544,087	492,436
3.00% 12/1/2049	4,367,811	3,970,449
3.00%, 1/1/2050	1,042,825	943,827
3.00%, 2/1/2050	3,841,187	3,515,698
3.00%, 3/1/2050	1,005,119	910,053
3.00%, 5/1/2050	1,136,462	1,028,533
3.00%, 7/1/2050	987,985	893,774
3.00%, 8/1/2050	411,142	371,857
3.00%, 9/1/2050	3,665,914	3,314,923
3.00%, 10/1/2050	190,015	171,785
3.00%, 1/1/2051	3,700,134	3,370,480
3.00%, 1/1/2052	2,754,197	2,471,068
3.00%, 2/1/2052	1,294,820	1,166,227
3.00%, 5/1/2052	3,355,399	3,008,170
3.00%, 6/1/2052	5,210,882	4,704,579
3.50%, 11/1/2025	7,366	7,208
3.50%, 1/1/2027	7,991	7,812
3.50%, 5/1/2029	15,763	15,433
3.50%, 10/1/2029	14,849	14,538
3.50%, 2/1/2031	90,169	88,093
3.50%, 3/1/2032	86,136	84,053
3.50%, 4/1/2032	130,598	127,440
3.50%, 2/1/2033	262,973	256,614
3.50%, 4/1/2033	77,837	75,872
3.50%, 11/1/2034	479,714	466,212
3.50%, 12/1/2035	16,570	16,032
3.50%, 1/1/2037	124,132	119,988
3.50%, 2/1/2037	175,375	169,520
3.50%, 7/1/2037	71,086	68,109
Security Description	Principal Amount	Value
3.50%, 4/1/2038	$157,134	$149,553
3.50%, 2/1/2041	55,247	52,869
3.50%, 10/1/2044	11,511	10,894
3.50% 1/1/2045	32,652	30,901
3.50% 2/1/2045	1,441,786	1,370,275
3.50%, 5/1/2045	12,832	12,131
3.50% 8/1/2045	43,279	40,974
3.50%, 11/1/2045	14,792	13,985
3.50% 12/1/2045	230,259	217,694
3.50%, 1/1/2046	155,444	146,961
3.50% 2/1/2046	197,208	186,446
3.50% 4/1/2046	111,639	105,209
3.50% 5/1/2046	158,422	149,298
3.50%, 6/1/2046	40,708	38,364
3.50%, 7/1/2046	123,095	116,006
3.50%, 8/1/2046	1,289,375	1,225,933
3.50%, 1/1/2047	192,322	181,246
3.50% 2/1/2047	884,300	835,497
3.50%, 3/1/2047	185,504	174,821
3.50%, 4/1/2047	368,096	346,615
3.50% 5/1/2047	1,409,024	1,328,646
3.50%, 6/1/2047	144,999	136,537
3.50% 7/1/2047	1,938,144	1,842,014
3.50%, 9/1/2047	135,041	127,160
3.50%, 10/1/2047	155,726	146,638
3.50%, 11/1/2047	35,391	33,325
3.50% 12/1/2047	3,238,158	3,063,355
3.50%, 1/1/2048	74,576	70,224
3.50%, 2/1/2048	119,775	113,422
3.50%, 6/1/2048	201,852	190,020
3.50%, 10/1/2048	642,737	605,229
3.50% 11/1/2048	1,228,707	1,157,500
3.50%, 3/1/2049	1,408,458	1,326,264
3.50%, 5/1/2049	1,268,222	1,190,106
3.50%, 6/1/2049	3,359,304	3,163,264
3.50%, 7/1/2049	190,130	178,419
3.50%, 8/1/2049	530,691	498,003
3.50%, 2/1/2050	2,874,564	2,724,743
3.50%, 6/1/2050	307,782	288,151
3.50%, 12/1/2051	344,347	320,466
3.50%, 6/1/2052	5,855,378	5,435,973
4.00%, 3/1/2031	277,504	272,637
4.00%, 10/1/2033	58,839	58,318
4.00%, 10/1/2037	453,929	449,658
4.00%, 1/1/2039	49,790	49,334
4.00%, 2/1/2039	43,231	42,835
4.00%, 12/1/2040	22,234	21,767
4.00%, 2/1/2043	123,753	121,153
4.00% 10/1/2043	271,562	265,850
4.00%, 11/1/2043	88,634	86,746
4.00%, 12/1/2043	92,435	90,466
4.00% 10/1/2044	14,656	14,313
4.00%, 1/1/2045	266,546	260,921
4.00%, 3/1/2045	14,279	13,934
4.00%, 5/1/2045	735,705	718,506

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 7/1/2045	$14,743	$14,387
4.00% 9/1/2045	58,547	57,135
4.00% 12/1/2045	23,167	22,609
4.00%, 2/1/2046	1,445,877	1,415,572
4.00%, 4/1/2046	51,524	50,186
4.00%, 7/1/2046	81,046	78,942
4.00%, 10/1/2046	1,455,782	1,425,211
4.00% 11/1/2046	742,872	726,011
4.00%, 12/1/2046	186,756	181,906
4.00% 4/1/2047	289,099	280,869
4.00%, 7/1/2047	1,507,365	1,464,447
4.00%, 8/1/2047	131,721	127,971
4.00%, 9/1/2047	132,776	128,995
4.00%, 12/1/2047	182,194	177,006
4.00%, 2/1/2048	407,121	395,529
4.00%, 6/1/2048	315,648	306,198
4.00%, 7/1/2048	135,544	131,486
4.00%, 9/1/2048	717,489	696,009
4.00%, 11/1/2048	1,344,172	1,303,929
4.00%, 6/1/2049	618,638	601,024
4.00%, 7/1/2049	449,964	435,605
4.00%, 8/1/2049	760,565	737,795
4.00%, 9/1/2049	166,119	160,818
4.00%, 2/1/2050	503,254	487,194
4.00%, 7/1/2050	1,400,576	1,358,645
4.00%, 3/1/2051	2,275,077	2,202,476
4.00%, 7/1/2052	1,169,098	1,127,658
4.00%, 8/1/2052	1,459,438	1,410,593
4.00%, 10/1/2052	2,984,225	2,852,110
4.50%, 9/1/2039	155,192	155,749
4.50%, 12/1/2040	19,423	19,501
4.50%, 1/1/2042	29,100	29,208
4.50% 9/1/2043	50,056	50,254
4.50%, 11/1/2043	18,674	18,747
4.50%, 5/1/2044	78,127	78,299
4.50%, 6/1/2044	20,128	20,172
4.50%, 2/1/2046	95,780	96,161
4.50%, 3/1/2046	305,908	307,107
4.50%, 5/1/2046	250,039	250,976
4.50%, 7/1/2046	76,812	76,736
4.50%, 11/1/2047	250,850	250,242
4.50%, 4/1/2048	107,845	107,220
4.50%, 7/1/2048	538,167	535,049
4.50% 8/1/2048	346,074	344,070
4.50%, 12/1/2048	129,851	129,099
4.50%, 1/1/2049	43,882	43,627
4.50%, 4/1/2049	66,215	65,707
4.50%, 3/1/2050	445,141	441,730
4.50%, 8/1/2052	11,990,620	11,741,055
5.00%, 1/1/2039	255,868	263,101
5.00%, 6/1/2040	94,268	97,179
5.00%, 7/1/2041	15,948	16,440
5.00%, 5/1/2042	21,149	21,802
5.00%, 11/1/2044	252,895	260,704
5.00%, 1/1/2045	13,313	13,599
Security Description	Principal Amount	Value
5.00%, 6/1/2048	$165,495	$167,381
5.00%, 9/1/2048	181,306	183,371
5.00%, 3/1/2050	284,258	287,391
5.00%, 10/1/2052	659,604	662,001
5.50%, 2/1/2037	12,841	13,461
5.50%, 4/1/2038	59,808	62,691
5.50%, 9/1/2040	18,785	19,671
5.50%, 9/1/2041	29,410	30,828
5.50% 5/1/2044	351,309	365,368
5.50%, 12/1/2052	582,127	594,494
5.50%, 2/1/2053	645,651	660,581
5.63%, 7/15/2037	80,000	93,168
6.00%, 2/1/2053	4,065,320	4,147,993
6.63%, 11/15/2030	365,000	432,543
7.25%, 5/15/2030	75,000	91,024
2.00%, 10/1/2051	8,881,537	7,348,750
Series 0000, 0.56%, 11/17/2025	350,000	318,223
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (c)	216,486	210,827
Series 2017-M12, Class A2, 3.06%, 6/25/2027 (c)	275,193	263,409
Series 2017-M13, Class A2, 2.93%, 9/25/2027 (c)	251,845	239,415
Series 2018-M2, Class A2, 2.91%, 1/25/2028 (c)	237,651	225,319
Series 2019-M1, Class A2, 3.55%, 9/25/2028 (c)	897,306	870,076
Series 2020-M14, Class A2, 1.78%, 5/25/2030	500,000	424,358
Series 2020-M42, Class A2, 1.27%, 7/25/2030	200,000	162,903
Series 2020-M8, Class A2, 1.82%, 2/25/2030	144,700	124,386
Series 2021-M11, Class A2, 1.46%, 3/25/2031 (c)	725,000	588,040
Series 2021-M19, Class A2, 1.74%, 10/25/2031 (c)	300,000	246,641
TBA, 2.00%, 4/15/2038 (f)	3,250,000	2,934,565
TBA, 2.00%, 4/15/2053 (f)	7,775,000	6,424,171
TBA, 2.50%, 4/15/2038 (f)	850,000	788,504
TBA, 2.50%, 4/15/2053 (f)	3,500,000	3,015,701
TBA, 3.00%, 4/15/2053 (f)	2,000,000	1,792,882
TBA, 3.50%, 4/15/2038 (f)	2,725,000	2,635,410
TBA, 3.50%, 4/15/2053 (f)	6,150,000	5,709,943
TBA, 4.00%, 4/15/2038 (f)	1,450,000	1,427,450
TBA, 4.00%, 4/15/2053 (f)	7,750,000	7,408,349
TBA, 4.50%, 4/15/2038 (f)	2,100,000	2,093,830
TBA, 4.50%, 4/15/2053 (f)	3,525,000	3,452,177
TBA, 5.00%, 4/15/2053 (f)	5,475,000	5,458,088
TBA, 5.50%, 4/15/2053 (f)	4,850,000	4,898,548

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
TBA, 6.00%, 4/15/2053 (f)	$1,500,000	$1,530,510
TBA, 6.50%, 4/15/2053 (f)	1,850,000	1,908,959
Series 2020-M29, Class A2, VRN, 1.49%, 5/25/2030 (c)	272,000	225,303
Series 2020-M52, Class A2, VRN, 1.32%, 10/25/2030 (c)	350,000	285,161
Series 2020-M53, Class A2, VRN, 1.68%, 11/25/2032 (c)	550,000	442,663
Series 2021-M1, Class A2, VRN, 1.39%, 11/25/2030 (c)	61,250	49,848
Series 2021-M4, Class A2, VRN, 1.46%, 2/25/2031 (c)	280,000	228,086
Government National Mortgage Association:
2.00%, 9/20/2050	684,426	582,664
2.00%, 1/20/2051	1,875,982	1,597,057
2.00%, 4/20/2051	3,978,507	3,389,853
2.00%, 5/20/2051	2,111,353	1,798,306
2.00%, 6/20/2051	3,658,618	3,115,027
2.00%, 9/20/2051	6,887,363	5,857,650
2.00%, 12/20/2051	2,709,116	2,301,564
2.00%, 1/20/2052	2,992,585	2,541,463
2.00%, 3/20/2052	1,892,721	1,605,767
2.00%, 4/20/2052	2,936,795	2,491,551
2.00%, 5/20/2052	2,139,305	1,814,967
2.50%, 12/20/2046	3,441,775	3,078,009
2.50%, 8/20/2050	1,733,455	1,532,508
2.50%, 9/20/2050	1,121,163	991,195
2.50%, 10/20/2050	2,009,445	1,776,505
2.50%, 1/20/2051	3,802,426	3,365,531
2.50%, 4/20/2051	3,772,984	3,336,494
2.50%, 7/20/2051	2,520,251	2,223,979
2.50%, 8/20/2051	2,351,360	2,074,382
2.50%, 9/20/2051	4,506,575	3,973,252
2.50%, 10/20/2051	1,661,636	1,464,258
2.50%, 1/20/2052	3,226,885	2,838,675
2.50%, 3/20/2052	985,142	866,737
2.50%, 5/20/2052	2,378,047	2,092,033
3.00%, 1/20/2043	231,254	215,349
3.00%, 5/20/2043	114,247	106,384
3.00%, 12/20/2044	17,345	16,142
3.00%, 3/20/2045	8,795	8,140
3.00%, 4/20/2045	27,167	25,144
3.00%, 6/20/2045	414,491	383,617
3.00%, 7/20/2045	27,397	25,356
3.00%, 8/20/2045	27,211	25,184
3.00%, 2/20/2046	788,751	734,463
3.00%, 3/20/2046	244,123	225,808
3.00%, 4/20/2046	1,359,216	1,257,238
3.00%, 5/20/2046	40,152	37,139
3.00%, 7/20/2046	25,633	23,710
Security Description	Principal Amount	Value
3.00%, 8/20/2046	$82,868	$76,650
3.00%, 9/20/2046	59,126	54,690
3.00%, 10/20/2046	1,616,897	1,495,586
3.00%, 11/20/2046	109,555	101,335
3.00%, 12/20/2046	437,449	404,628
3.00%, 2/20/2047	227,113	210,073
3.00%, 4/20/2047	323,389	298,973
3.00%, 6/20/2047	98,607	91,162
3.00%, 7/20/2047	184,745	170,797
3.00%, 8/20/2047	92,342	85,370
3.00%, 10/20/2047	134,801	124,624
3.00%, 1/20/2048	502,767	464,808
3.00%, 2/20/2048	300,009	277,358
3.00%, 3/20/2048	525,238	485,583
3.00%, 11/20/2049	815,849	749,365
3.00%, 12/20/2049	494,581	454,278
3.00%, 2/20/2050	492,547	452,136
3.00%, 6/20/2050	1,392,190	1,277,354
3.00%, 7/20/2050	1,717,319	1,577,153
3.00%, 12/20/2050	2,074,471	1,902,075
3.00%, 8/20/2051	4,154,955	3,796,790
3.00%, 12/20/2051	1,797,053	1,640,141
3.00%, 5/20/2052	1,773,141	1,612,233
3.50%, 10/20/2042	179,187	172,072
3.50%, 1/20/2043	782,805	752,447
3.50%, 5/20/2043	27,682	26,600
3.50%, 9/20/2043	18,012	17,308
3.50%, 11/20/2043	144,695	139,040
3.50%, 6/20/2044	682,741	655,329
3.50%, 10/20/2044	15,384	14,766
3.50%, 12/20/2044	10,066	9,662
3.50%, 3/20/2045	8,814	8,425
3.50%, 4/20/2045	30,543	29,196
3.50%, 6/20/2045	393,614	376,250
3.50%, 10/20/2045	772,325	738,254
3.50% 1/20/2046	2,672,871	2,554,959
3.50%, 3/20/2046	61,580	58,863
3.50%, 4/20/2046	32,830	31,274
3.50%, 5/20/2046	33,325	31,745
3.50%, 6/20/2046	506,141	482,143
3.50%, 7/20/2046	79,844	76,058
3.50%, 10/20/2046	161,287	153,639
3.50%, 11/20/2046	560,765	534,177
3.50%, 12/20/2046	366,308	348,940
3.50%, 5/20/2047	243,428	231,759
3.50%, 6/20/2047	164,936	157,323
3.50%, 7/20/2047	128,013	122,070
3.50%, 8/20/2047	204,319	194,525
3.50%, 9/20/2047	82,305	78,360
3.50%, 10/20/2047	80,309	76,459
3.50%, 11/20/2047	1,021,195	972,242
3.50%, 12/20/2047	380,444	362,206
3.50%, 6/20/2048	122,056	116,205
3.50%, 8/20/2048	88,007	83,755
3.50%, 8/20/2049	304,536	288,849

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
3.50%, 9/20/2049	$897,597	$851,119
3.50%, 12/20/2049	184,817	175,197
3.50%, 2/20/2050	307,952	291,923
3.50%, 7/20/2050	441,849	418,671
3.50%, 10/20/2050	1,730,872	1,641,012
3.50%, 6/20/2052	2,515,090	2,357,121
3.50%, 12/20/2052	2,645,973	2,479,783
4.00%, 4/15/2040	19,582	19,311
4.00%, 2/20/2042	8,434	8,312
4.00%, 7/20/2042	6,164	6,070
4.00%, 7/15/2044	18,517	18,115
4.00%, 8/20/2044	10,987	10,805
4.00%, 10/20/2044	98,304	96,674
4.00%, 5/15/2045	10,160	9,929
4.00%, 6/15/2045	25,881	25,294
4.00%, 8/20/2045	9,526	9,352
4.00%, 11/20/2045	119,842	117,654
4.00%, 2/20/2046	92,410	90,722
4.00%, 5/20/2046	94,969	93,235
4.00%, 6/20/2046	65,444	63,939
4.00%, 1/20/2047	189,657	185,296
4.00%, 3/20/2047	78,073	76,278
4.00%, 4/20/2047	146,071	142,658
4.00%, 5/20/2047	100,733	98,380
4.00%, 7/20/2047	101,323	98,955
4.00%, 8/20/2047	44,061	43,031
4.00%, 1/20/2048	70,505	68,858
4.00%, 5/20/2048	1,225,722	1,194,552
4.00%, 6/20/2048	1,819,192	1,772,932
4.00%, 8/20/2048	374,356	364,837
4.00%, 10/20/2048	157,569	153,563
4.00%, 11/20/2048	126,137	122,929
4.00%, 4/20/2049	109,524	106,629
4.00%, 6/20/2049	239,745	233,409
4.00%, 7/20/2049	132,303	128,807
4.00%, 1/20/2050	204,660	199,251
4.00%, 3/20/2050	375,818	365,885
4.00%, 9/20/2052	1,972,194	1,897,275
4.00%, 10/20/2052	2,149,551	2,067,895
4.00%, 11/20/2052	990,401	952,778
4.50%, 1/20/2044	53,765	54,332
4.50%, 11/20/2044	15,015	15,167
4.50%, 12/20/2044	12,751	12,880
4.50%, 4/20/2046	64,797	65,453
4.50%, 6/20/2046	45,334	45,812
4.50%, 7/20/2046	55,596	56,159
4.50%, 4/20/2047	162,042	161,952
4.50%, 8/20/2047	46,477	46,451
4.50%, 11/20/2047	423,538	422,916
4.50%, 12/20/2047	25,977	25,939
4.50%, 11/20/2048	144,753	144,540
4.50%, 7/20/2049	153,299	153,074
4.50%, 12/20/2052	2,980,582	2,935,293
4.50%, 1/20/2053	2,389,661	2,353,350
5.00%, 6/15/2040	11,716	11,997
Security Description	Principal Amount	Value
5.00%, 10/15/2041	$61,435	$63,110
5.00%, 3/20/2044	23,630	24,347
5.00%, 12/20/2045	91,389	94,161
5.00%, 1/20/2048	111,269	113,057
5.00%, 5/20/2048	79,380	80,643
5.00%, 9/20/2048	134,902	136,987
5.00%, 3/20/2050	162,071	164,656
5.00%, 11/20/2052	1,584,749	1,586,325
5.50%, 10/20/2043	20,632	21,533
5.50%, 5/20/2045	256,492	267,695
TBA, 2.00%, 4/20/2053 (f)	3,400,000	2,885,957
TBA, 2.50%, 4/20/2053 (f)	2,850,000	2,508,103
TBA, 3.00%, 4/20/2053 (f)	4,250,000	3,865,970
TBA, 3.50%, 4/20/2053 (f)	2,200,000	2,062,617
TBA, 4.00%, 4/20/2053 (f)	2,170,000	2,088,349
TBA, 4.50%, 4/20/2053 (f)	2,950,000	2,905,821
TBA, 5.00%, 4/20/2053 (f)	3,600,000	3,603,420
TBA, 5.50%, 4/20/2053 (f)	3,350,000	3,387,989
TBA, 6.00%, 4/20/2053 (f)	2,300,000	2,342,734
Tennessee Valley Authority:
0.75%, 5/15/2025	85,000	79,006
1.50%, 9/15/2031	75,000	61,133
2.88%, 9/15/2024	100,000	97,676
3.50%, 12/15/2042	525,000	444,775
3.88%, 3/15/2028	412,000	411,971
4.25%, 9/15/2065	350,000	328,191
5.25%, 9/15/2039	150,000	160,148
Series A, 2.88%, 2/1/2027	150,000	144,020
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $761,770,408)		688,536,991
U.S. TREASURY OBLIGATIONS — 40.9%
U.S. Treasury Bonds:
1.13%, 5/15/2040	2,850,000	1,896,586
1.13%, 8/15/2040	1,000,000	660,781
1.25%, 5/15/2050	3,750,000	2,180,859
1.38%, 11/15/2040	3,750,000	2,580,469
1.38%, 8/15/2050	3,350,000	2,012,617
1.63%, 11/15/2050	4,000,000	2,566,875
1.75%, 8/15/2041 (b)	5,000,000	3,619,531
1.88%, 2/15/2041	4,350,000	3,254,344
1.88%, 2/15/2051 (b)	4,500,000	3,074,766
1.88%, 11/15/2051	5,250,000	3,574,922
2.00%, 11/15/2041	4,250,000	3,206,094
2.00%, 2/15/2050	2,050,000	1,452,937
2.00%, 8/15/2051	4,750,000	3,341,328
2.25%, 5/15/2041	5,000,000	3,971,094
2.25%, 8/15/2046	3,425,000	2,583,199
2.25%, 8/15/2049	2,000,000	1,503,437
2.25%, 2/15/2052	8,650,000	6,453,711
2.38%, 2/15/2042	8,250,000	6,632,227
2.38%, 11/15/2049	2,500,000	1,931,641
2.38%, 5/15/2051	5,900,000	4,530,094

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
2.50%, 2/15/2045	$3,340,000	$2,664,172
2.50%, 2/15/2046	3,400,000	2,699,812
2.50%, 5/15/2046	1,850,000	1,468,148
2.75%, 8/15/2042	900,000	765,141
2.75%, 11/15/2042	1,500,000	1,271,250
2.75%, 8/15/2047	1,700,000	1,413,125
2.75%, 11/15/2047	3,400,000	2,828,906
2.88%, 5/15/2043	1,850,000	1,596,781
2.88%, 8/15/2045	5,480,000	4,668,275
2.88%, 11/15/2046	2,500,000	2,129,687
2.88%, 5/15/2049	2,450,000	2,095,898
2.88%, 5/15/2052	4,750,000	4,064,961
3.00%, 5/15/2042	325,000	288,387
3.00%, 11/15/2044	3,075,000	2,681,977
3.00%, 5/15/2045	1,875,000	1,632,422
3.00%, 11/15/2045	1,900,000	1,652,703
3.00%, 2/15/2047	2,200,000	1,914,000
3.00%, 5/15/2047	3,300,000	2,871,516
3.00%, 2/15/2048	3,200,000	2,791,000
3.00%, 8/15/2048	2,950,000	2,575,258
3.00%, 2/15/2049	2,650,000	2,319,578
3.00%, 8/15/2052	5,000,000	4,393,750
3.13%, 11/15/2041	350,000	318,938
3.13%, 2/15/2042	725,000	657,598
3.13%, 2/15/2043	1,075,000	965,988
3.13%, 8/15/2044	2,500,000	2,230,078
3.13%, 5/15/2048	2,375,000	2,120,059
3.25%, 5/15/2042	3,500,000	3,229,297
3.38%, 8/15/2042	8,000,000	7,513,750
3.38%, 5/15/2044	1,900,000	1,766,703
3.38%, 11/15/2048	3,100,000	2,899,953
3.50%, 2/15/2039	1,000,000	987,969
3.63%, 8/15/2043	1,600,000	1,552,250
3.63%, 2/15/2044	2,725,000	2,634,734
3.63%, 2/15/2053	3,500,000	3,475,391
3.75%, 8/15/2041	2,000,000	1,995,937
3.75%, 11/15/2043	1,425,000	1,406,520
3.88%, 8/15/2040	750,000	768,633
3.88%, 2/15/2043	9,000,000	9,080,156
4.00%, 11/15/2042	19,500,000	20,030,156
4.00%, 11/15/2052	9,250,000	9,820,898
4.25%, 5/15/2039	1,500,000	1,617,891
4.25%, 11/15/2040	1,500,000	1,609,219
4.38%, 2/15/2038	650,000	711,547
4.38%, 11/15/2039	1,250,000	1,364,648
4.38%, 5/15/2040	575,000	627,020
4.38%, 5/15/2041	300,000	326,297
4.50%, 2/15/2036 (b)	1,500,000	1,666,406
4.50%, 5/15/2038	200,000	221,625
4.50%, 8/15/2039	650,000	721,195
4.63%, 2/15/2040	400,000	449,750
4.75%, 2/15/2037	350,000	398,891
4.75%, 2/15/2041	650,000	740,187
5.00%, 5/15/2037	300,000	349,688
5.25%, 11/15/2028	450,000	486,457
Security Description	Principal Amount	Value
6.00%, 2/15/2026	$2,500,000	$2,638,477
6.25%, 5/15/2030 (b)	5,000,000	5,836,719
6.50%, 11/15/2026 (b)	1,500,000	1,635,703
U.S. Treasury Notes:
0.25%, 5/15/2024	2,500,000	2,383,691
0.25%, 6/15/2024	10,000,000	9,506,641
0.25%, 5/31/2025	3,500,000	3,229,844
0.25%, 6/30/2025 (b)	3,000,000	2,765,156
0.25%, 8/31/2025 (b)	5,000,000	4,580,469
0.25%, 9/30/2025	5,000,000	4,575,781
0.25%, 10/31/2025	7,750,000	7,066,426
0.38%, 4/15/2024	5,000,000	4,785,156
0.38%, 7/15/2024	5,000,000	4,747,852
0.38%, 8/15/2024	2,000,000	1,893,672
0.38%, 9/15/2024	7,500,000	7,085,449
0.38%, 4/30/2025	4,000,000	3,710,000
0.38%, 11/30/2025	3,000,000	2,736,562
0.38%, 12/31/2025	6,000,000	5,468,906
0.38%, 1/31/2026	7,000,000	6,354,687
0.38%, 7/31/2027	2,000,000	1,737,344
0.38%, 9/30/2027	6,000,000	5,187,656
0.50%, 3/31/2025	2,150,000	2,005,295
0.50%, 2/28/2026	6,000,000	5,452,969
0.50%, 4/30/2027	3,000,000	2,641,875
0.50%, 6/30/2027	4,500,000	3,941,719
0.50%, 8/31/2027	4,000,000	3,486,563
0.50%, 10/31/2027	2,250,000	1,952,578
0.63%, 10/15/2024 (b)	4,250,000	4,019,238
0.63%, 7/31/2026 (b)	1,500,000	1,353,047
0.63%, 11/30/2027	4,550,000	3,966,320
0.63%, 12/31/2027	6,000,000	5,218,594
0.63%, 5/15/2030	900,000	736,734
0.63%, 8/15/2030	3,750,000	3,056,250
0.75%, 11/15/2024	8,000,000	7,561,562
0.75%, 3/31/2026	5,000,000	4,575,000
0.75%, 4/30/2026	3,500,000	3,191,016
0.75%, 8/31/2026	5,000,000	4,519,531
0.75%, 1/31/2028 (b)	6,500,000	5,677,852
0.88%, 6/30/2026	3,000,000	2,735,859
0.88%, 9/30/2026	4,000,000	3,623,438
0.88%, 11/15/2030	8,000,000	6,622,500
1.00%, 12/15/2024	14,000,000	13,265,547
1.00%, 7/31/2028	7,000,000	6,118,437
1.13%, 1/15/2025	4,000,000	3,790,625
1.13%, 2/28/2025	2,000,000	1,890,937
1.13%, 10/31/2026	4,500,000	4,105,195
1.13%, 2/28/2027	1,250,000	1,134,570
1.13%, 2/29/2028	4,500,000	3,995,508
1.13%, 8/31/2028	5,000,000	4,391,016
1.13%, 2/15/2031 (b)	5,500,000	4,631,172
1.25%, 11/30/2026	21,500,000	19,669,141
1.25%, 12/31/2026	7,500,000	6,851,953
1.25%, 3/31/2028	6,000,000	5,352,187
1.25%, 4/30/2028	4,000,000	3,561,563
1.25%, 5/31/2028	5,500,000	4,890,703

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
1.25%, 6/30/2028	$6,000,000	$5,325,937
1.25%, 9/30/2028	4,000,000	3,529,375
1.25%, 8/15/2031	8,500,000	7,129,375
1.38%, 1/31/2025	2,000,000	1,903,281
1.38%, 8/31/2026	3,000,000	2,769,844
1.38%, 10/31/2028	5,500,000	4,880,391
1.38%, 12/31/2028	3,500,000	3,100,234
1.38%, 11/15/2031 (b)	6,000,000	5,064,375
1.50%, 9/30/2024 (b)	5,000,000	4,796,094
1.50%, 10/31/2024	1,500,000	1,436,543
1.50%, 11/30/2024	1,500,000	1,434,609
1.50%, 2/15/2025	5,000,000	4,762,695
1.50%, 8/15/2026	1,650,000	1,531,793
1.50%, 1/31/2027	6,050,000	5,570,254
1.50%, 11/30/2028	5,000,000	4,460,547
1.50%, 2/15/2030	2,850,000	2,498,648
1.63%, 2/15/2026	1,925,000	1,810,402
1.63%, 5/15/2026	2,750,000	2,574,473
1.63%, 9/30/2026	1,250,000	1,163,574
1.63%, 10/31/2026 (b)	1,250,000	1,161,523
1.63%, 8/15/2029	2,250,000	2,007,422
1.63%, 5/15/2031	8,750,000	7,605,664
1.75%, 6/30/2024	1,500,000	1,451,133
1.75%, 12/31/2024	1,250,000	1,199,072
1.75%, 3/15/2025	10,000,000	9,564,844
1.75%, 1/31/2029	5,000,000	4,514,453
1.75%, 11/15/2029 (b)	3,000,000	2,694,375
1.88%, 8/31/2024 (b)	850,000	821,047
1.88%, 6/30/2026	1,250,000	1,177,637
1.88%, 7/31/2026	1,000,000	940,703
1.88%, 2/28/2027	4,000,000	3,732,813
1.88%, 2/28/2029	3,250,000	2,952,676
1.88%, 2/15/2032	8,500,000	7,461,406
2.00%, 5/31/2024	1,750,000	1,700,508
2.00%, 6/30/2024	350,000	339,527
2.00%, 2/15/2025	2,375,000	2,283,154
2.00%, 8/15/2025 (b)	1,500,000	1,435,312
2.00%, 11/15/2026	2,250,000	2,116,230
2.13%, 7/31/2024	2,500,000	2,425,879
2.13%, 9/30/2024	1,500,000	1,452,422
2.13%, 11/30/2024	1,250,000	1,207,666
2.13%, 5/15/2025	2,350,000	2,259,305
2.13%, 5/31/2026	2,500,000	2,375,977
2.25%, 4/30/2024	1,000,000	975,000
2.25%, 10/31/2024	1,250,000	1,211,279
2.25%, 11/15/2024	3,000,000	2,905,430
2.25%, 12/31/2024	1,250,000	1,208,984
2.25%, 11/15/2025 (b)	5,475,000	5,254,289
2.25%, 3/31/2026	3,000,000	2,869,219
2.25%, 2/15/2027	3,000,000	2,842,500
2.25%, 8/15/2027	2,000,000	1,887,031
2.25%, 11/15/2027	4,750,000	4,469,082
2.38%, 8/15/2024	1,950,000	1,898,051
2.38%, 5/15/2027	2,900,000	2,754,547
2.38%, 3/31/2029	3,750,000	3,500,977
Security Description	Principal Amount	Value
2.38%, 5/15/2029	$4,350,000	$4,058,754
2.50%, 4/30/2024 (b)	7,500,000	7,333,008
2.50%, 5/15/2024	5,000,000	4,888,672
2.50%, 5/31/2024 (b)	5,000,000	4,886,523
2.50%, 1/31/2025	1,000,000	970,898
2.50%, 2/28/2026	2,500,000	2,408,594
2.50%, 3/31/2027	2,500,000	2,387,891
2.63%, 3/31/2025	1,000,000	973,086
2.63%, 4/15/2025	7,500,000	7,288,477
2.63%, 12/31/2025 (b)	3,250,000	3,144,883
2.63%, 1/31/2026 (b)	2,250,000	2,176,523
2.63%, 5/31/2027	6,000,000	5,753,437
2.63%, 2/15/2029	4,450,000	4,219,852
2.63%, 7/31/2029	2,000,000	1,891,562
2.75%, 2/28/2025	1,000,000	975,117
2.75%, 5/15/2025	3,500,000	3,408,672
2.75%, 6/30/2025	2,750,000	2,676,094
2.75%, 8/31/2025	2,500,000	2,431,055
2.75%, 4/30/2027	5,000,000	4,819,141
2.75%, 7/31/2027	5,500,000	5,296,758
2.75%, 2/15/2028	2,750,000	2,641,504
2.75%, 5/31/2029	4,000,000	3,812,500
2.75%, 8/15/2032	8,000,000	7,528,750
2.88%, 4/30/2025	1,250,000	1,220,410
2.88%, 5/31/2025	3,900,000	3,807,070
2.88%, 6/15/2025	3,000,000	2,929,453
2.88%, 7/31/2025 (b)	4,000,000	3,905,938
2.88%, 11/30/2025	1,500,000	1,461,797
2.88%, 5/15/2028	4,000,000	3,858,750
2.88%, 8/15/2028	7,750,000	7,464,824
2.88%, 4/30/2029	5,250,000	5,040,820
2.88%, 5/15/2032	9,000,000	8,565,469
3.00%, 6/30/2024	4,000,000	3,927,656
3.00%, 9/30/2025	2,500,000	2,444,922
3.00%, 10/31/2025	2,750,000	2,688,984
3.13%, 8/15/2025	5,000,000	4,906,250
3.13%, 8/31/2027	2,500,000	2,445,703
3.13%, 11/15/2028	5,500,000	5,361,641
3.13%, 8/31/2029	9,000,000	8,761,641
3.25%, 8/31/2024	6,250,000	6,154,297
3.25%, 6/30/2029	3,000,000	2,941,406
3.50%, 9/15/2025	1,000,000	990,469
3.50%, 1/31/2028	5,000,000	4,974,609
3.50%, 1/31/2030	8,500,000	8,466,797
3.50%, 2/15/2033	5,500,000	5,509,453
3.63%, 3/31/2028	7,500,000	7,513,477
3.63%, 3/31/2030	5,000,000	5,024,219
3.88%, 3/31/2025	15,000,000	14,954,883
3.88%, 1/15/2026 (b)	4,500,000	4,501,758
3.88%, 11/30/2027	3,500,000	3,536,914
3.88%, 12/31/2027	14,000,000	14,148,750
3.88%, 9/30/2029	6,500,000	6,607,656
3.88%, 11/30/2029	3,500,000	3,560,703
3.88%, 12/31/2029	6,500,000	6,617,812
4.00%, 12/15/2025	13,500,000	13,551,680

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
4.00%, 2/15/2026	$8,000,000	$8,033,750
4.00%, 2/29/2028 (b)	5,000,000	5,091,016
4.00%, 10/31/2029	5,000,000	5,121,094
4.00%, 2/28/2030	5,000,000	5,133,594
4.13%, 1/31/2025 (b)	6,500,000	6,498,477
4.13%, 9/30/2027	3,000,000	3,056,953
4.13%, 10/31/2027	4,350,000	4,434,281
4.13%, 11/15/2032 (b)	14,500,000	15,238,594
4.25%, 9/30/2024	6,000,000	5,993,203
4.25%, 12/31/2024 (b)	7,500,000	7,506,152
4.25%, 10/15/2025	3,000,000	3,023,672
4.38%, 10/31/2024	3,250,000	3,253,682
4.50%, 11/30/2024 (b)	5,000,000	5,019,336
4.50%, 11/15/2025	5,750,000	5,835,352
4.63%, 2/28/2025 (b)	11,500,000	11,611,855
4.63%, 3/15/2026	7,500,000	7,671,094
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,052,606,948)		973,212,421
MUNICIPAL BONDS & NOTES — 0.4%
CALIFORNIA — 0.1%
Bay Area Toll Authority Revenue, CA:
Series F-1, 2.57%, 4/1/2031	50,000	45,364
Series F3, 3.13%, 4/1/2055	500,000	363,493
Series S3, 6.91%, 10/1/2050	25,000	32,290
California State University Revenue, CA Series B, 3.90%, 11/1/2047	100,000	86,240
Los Angeles Community College District, General Obligation, CA:
1.61%, 8/1/2028	50,000	44,202
1.81%, 8/1/2030	50,000	42,425
2.11%, 8/1/2032	50,000	41,467
Los Angeles Department of Water & Power Revenue, CA 5.72%, 7/1/2039	100,000	108,481
Los Angeles Unified School District, General Obligation, CA 5.75%, 7/1/2034	25,000	27,092
Regents of the University of California Medical Center Pooled Revenue, CA:
Series H, 6.55%, 5/15/2048	50,000	58,656
Series Q, 4.13%, 5/15/2032	500,000	480,213
San Jose Redevelopment Agency Successor Agency, Special Obligation, CA Series T, 3.38%, 8/1/2034	275,000	248,985
State of California, General Obligation, CA:
3.50%, 4/1/2028	250,000	240,642
7.30%, 10/1/2039	125,000	155,105
7.50%, 4/1/2034	100,000	124,964
Security Description	Principal Amount	Value
7.55%, 4/1/2039	$100,000	$129,460
7.60%, 11/1/2040	250,000	329,113
University of California Revenue, CA:
Series AX, 3.06%, 7/1/2025	300,000	292,473
Series BG, 0.88%, 5/15/2025	15,000	13,979
		2,864,644
FLORIDA — 0.0% (a)
County of Miami-Dade Aviation Revenue, FL Series C, 4.28%, 10/1/2041	125,000	113,432
State Board of Administration Finance Corp. Revenue, FL:
Series A, 1.26%, 7/1/2025	50,000	46,491
Series A, 1.71%, 7/1/2027	50,000	44,578
Series A, 2.15%, 7/1/2030	50,000	42,401
		246,902
GEORGIA — 0.0% (a)
Municipal Electric Authority of Georgia Revenue, GA 6.66%, 4/1/2057	158,000	174,769
ILLINOIS — 0.0% (a)
Chicago O'Hare International Airport Revenue, IL:
Series C, 4.47%, 1/1/2049	50,000	47,034
Series C, 4.57%, 1/1/2054	50,000	46,870
Sales Tax Securitization Corp. Revenue, IL Series B, 3.59%, 1/1/2043	275,000	232,667
State of Illinois, General Obligation, IL:
5.10%, 6/1/2033	50,000	49,878
Series 1, 6.63%, 2/1/2035	184,616	196,200
Series 5, 7.35%, 7/1/2035	92,857	101,926
		674,575
MASSACHUSETTS — 0.0% (a)
Commonwealth of Massachusetts, General Obligation, MA Series C, 2.51%, 7/1/2041	15,000	11,387
Massachusetts School Building Authority Revenue, MA:
Series B, 3.40%, 10/15/2040	20,000	16,780
Series C, 2.95%, 5/15/2043	100,000	78,992
		107,159
MICHIGAN — 0.1%
Michigan Strategic Fund Revenue, MI Series A, 3.23%, 9/1/2047	750,000	587,850
University of Michigan Revenue, MI Series A, 4.45%, 4/1/2122	250,000	225,590
		813,440

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
MISSOURI — 0.0% (a)
Health & Educational Facilities Authority of the State of Missouri Revenue, MO:
Series A, 3.23%, 5/15/2050	$300,000	$236,075
Series A, 3.65%, 8/15/2057	100,000	80,322
		316,397
NEW JERSEY — 0.0% (a)
New Jersey Transportation Trust Fund Authority Revenue, NJ:
Series B, 4.08%, 6/15/2039	200,000	177,432
Series B, 4.13%, 6/15/2042	160,000	141,240
New Jersey Turnpike Authority Revenue, NJ Series A, 7.10%, 1/1/2041	100,000	123,298
Rutgers The State University of New Jersey Revenue, NJ Series P, 3.92%, 5/1/2119	35,000	26,155
		468,125
NEW YORK — 0.1%
New York City Municipal Water Finance Authority Revenue, NY Series AA, 5.44%, 6/15/2043	25,000	27,075
New York State Dormitory Authority Revenue, NY Series B, 3.14%, 7/1/2043	100,000	82,286
New York State Urban Development Corp. Revenue, NY Series B, 3.90%, 3/15/2033	100,000	94,769
Port Authority of New York & New Jersey Revenue, NY:
3.14%, 2/15/2051	500,000	385,844
3.18%, 7/15/2060	1,000,000	711,249
4.03%, 9/1/2048	125,000	110,698
4.46%, 10/1/2062	190,000	177,482
5.65%, 11/1/2040	100,000	108,039
Series 192, 4.81%, 10/15/2065	25,000	24,835
		1,722,277
OHIO — 0.0% (a)
American Municipal Power, Inc. Revenue, OH Series B, 7.83%, 2/15/2041	150,000	193,145
OREGON — 0.0% (a)
Port of Morrow Revenue, OR Series 1, 2.54%, 9/1/2040	750,000	567,604
PENNSYLVANIA — 0.0% (a)
Commonwealth Financing Authority Revenue, PA:
Series A, 2.99%, 6/1/2042	750,000	573,400
Series A, 4.14%, 6/1/2038	125,000	116,915
Security Description	Principal Amount	Value
University of Pittsburgh-of the Commonwealth System of Higher Education Revenue, PA Series A, 3.56%, 9/15/2119	$100,000	$67,787
		758,102
TEXAS — 0.1%
City of San Antonio Electric & Gas Systems Revenue, TX 2.91%, 2/1/2048	75,000	54,488
Dallas Area Rapid Transit Revenue, TX:
5.02%, 12/1/2048	100,000	101,881
Series A, 2.61%, 12/1/2048	500,000	349,633
Dallas Fort Worth International Airport Revenue, TX Series A, 2.99%, 11/1/2038	250,000	209,469
Grand Parkway Transportation Corp. Revenue, TX Series B, 3.24%, 10/1/2052	65,000	48,663
Permanent University Fund - University of Texas System Revenue, TX Series A, 3.38%, 7/1/2047	150,000	122,009
State of Texas, General Obligation, TX 3.21%, 4/1/2044	50,000	41,713
Texas Transportation Commission, General Obligation, TX:
2.47%, 10/1/2044	150,000	106,003
2.56%, 4/1/2042	40,000	30,581
		1,064,440
VIRGINIA — 0.0% (a)
University of Virginia Revenue, VA:
2.26%, 9/1/2050	150,000	95,729
Series C, 4.18%, 9/1/2117	50,000	42,109
		137,838
TOTAL MUNICIPAL BONDS & NOTES (Cost $12,357,719)		10,109,417
MORTGAGE-BACKED SECURITIES — 0.8%
Banc of America Commercial Mortgage Trust Series 2015-UBS7, Class A4, 3.71%, 9/15/2048	100,000	95,438
Bank:
Series 2017-BNK8, Class A4, 3.49%, 11/15/2050	90,000	83,139
Series 2017-BNK8, Class B, 3.95%, 11/15/2050 (c)	50,000	43,132

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2018-BN14, Class A4, 4.23%, 9/15/2060 (c)	$143,329	$135,830
Series 2018-BN15, Class A4, 4.41%, 11/15/2061 (c)	100,000	96,135
Series 2019-BN18, Class A4, 3.58%, 5/15/2062	100,000	90,892
Series 2019-BN19, Class A3, 3.18%, 8/15/2061	100,000	88,628
Series 2019-BN20, Class A3, 3.01%, 9/15/2062	50,000	43,769
Series 2019-BN24, Class A3, 2.96%, 11/15/2062	200,000	174,562
Series 2020-BN28, Class A4, 1.84%, 3/15/2063	93,750	74,689
Series 2020-BN29, Class A4, 2.00%, 11/15/2053	500,000	397,074
Series 2021-BN31, Class A4, 2.04%, 2/15/2054	234,783	187,926
Series 2021-BN32, Class A5, 2.64%, 4/15/2054	300,000	250,267
Series 2021-BN37, Class A4, 2.37%, 11/15/2064	500,000	404,906
Barclays Commercial Mortgage Trust Series 2019-C3, Class A4, 3.58%, 5/15/2052	150,000	137,669
BBCMS Mortgage Trust:
Series 2020-C8, Class A5, 2.04%, 10/15/2053	250,000	203,937
Series 2021-C9, Class A5, 2.30%, 2/15/2054	250,000	204,956
Series 2022-C14, Class A5, 2.95%, 2/15/2055 (c)	450,000	380,878
Benchmark Mortgage Trust:
Series 2018-B2, Class A5, 3.88%, 2/15/2051 (c)	130,000	121,841
Series 2018-B3, Class A5, 4.03%, 4/10/2051	100,000	94,319
Series 2018-B5, Class A4, 4.21%, 7/15/2051	100,000	94,726
Series 2019-B10, Class A4, 3.72%, 3/15/2062	115,000	105,707
Series 2019-B12, Class A5, 3.12%, 8/15/2052	200,000	176,683
Series 2020-B16, Class A5, 2.73%, 2/15/2053	750,000	641,685
Security Description	Principal Amount	Value
Series 2020-B18, Class A5, 1.93%, 7/15/2053	$79,167	$63,550
Series 2021-B24, Class A5, 2.58%, 3/15/2054	425,000	350,882
Series 2021-B25, Class A5, 2.58%, 4/15/2054	500,000	412,694
Series 2021-B28, Class A5, VRN, 2.22%, 8/15/2054	300,000	239,481
CD Mortgage Trust:
Series 2017-CD3, Class A4, 3.63%, 2/10/2050	300,000	280,464
Series 2019-CD8, Class A4, 2.91%, 8/15/2057	200,000	173,302
CFCRE Commercial Mortgage Trust Series 2016-C7, Class A3, 3.84%, 12/10/2054	300,000	283,556
Citigroup Commercial Mortgage Trust:
Series 2015-GC33, Class A4, 3.78%, 9/10/2058	600,000	575,383
Series 2017-C4, Class A4, 3.47%, 10/12/2050	250,000	230,966
Series 2019-GC41, Class A5, 2.87%, 8/10/2056	100,000	87,318
Series 2019-GC43, Class A4, 3.04%, 11/10/2052	150,000	131,421
Series 2020-GC46, Class A5, 2.72%, 2/15/2053	750,000	639,535
COMM Mortgage Trust:
Series 2014-CR16, Class B, 4.58%, 4/10/2047	400,000	384,026
Series 2014-UBS6, Class A4, 3.38%, 12/10/2047	757,535	731,128
Series 2014-UBS6, Class A5, 3.64%, 12/10/2047	100,000	96,474
Series 2015-LC21, Class A4, 3.71%, 7/10/2048	50,000	47,990
Series 2015-LC23, Class ASB, 3.60%, 10/10/2048	155,908	151,938
Series 2018-COR3, Class A3, 4.23%, 5/10/2051	100,000	95,076
CSAIL Commercial Mortgage Trust:
Series 2015-C1, Class AS, 3.79%, 4/15/2050 (c)	150,000	141,268

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Principal Amount	Value
Series 2017-CX10, Class A5, 3.46%, 11/15/2050 (c)	$250,000	$227,520
Series 2018-C14, Class A4, 4.42%, 11/15/2051 (c)	50,000	47,774
Series 2018-CX11, Class A4, 3.77%, 4/15/2051	500,000	471,026
Series 2019-C17, Class A5, 3.02%, 9/15/2052	200,000	175,018
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates Series K-154, Class A2, 4.35%, 1/25/2033	250,000	252,261
GS Mortgage Securities Trust:
Series 2014-GC24, Class A5, 3.93%, 9/10/2047	600,000	581,312
Series 2016-GS3, Class A4, 2.85%, 10/10/2049	200,000	183,621
Series 2017-GS8, Class A4, 3.47%, 11/10/2050	250,000	231,711
Series 2019-GC42, Class A4, 3.00%, 9/10/2052	150,000	131,258
Series 2020-GSA2, Class A5, 2.01%, 12/12/2053	500,000	398,855
JPMBB Commercial Mortgage Securities Trust:
Series 2015-C29, Class A4, 3.61%, 5/15/2048	100,000	95,939
Series 2015-C30, Class A5, 3.82%, 7/15/2048	200,000	191,802
Series 2015-C33, Class A4, 3.77%, 12/15/2048	100,000	96,119
Series 2016-C1, Class B, 4.74%, 3/17/2049 (c)	300,000	276,975
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A5, 3.49%, 7/15/2050	500,000	464,980
JPMDB Commercial Mortgage Securities Trust Series 2020-COR7, Class A5, 2.18%, 5/13/2053	1,000,000	821,540
Morgan Stanley Bank of America Merrill Lynch Trust:
Series 2015-C20, Class A4, 3.25%, 2/15/2048	200,000	191,699
Series 2017-C33, Class A5, 3.60%, 5/15/2050	420,000	392,151
Security Description	Principal Amount	Value
Morgan Stanley Capital I Trust:
Series 2015-MS1, Class A3, 3.51%, 5/15/2048	$204,049	$195,497
Series 2018-L1, Class A3, 4.14%, 10/15/2051	150,000	141,611
Series 2019-H7, Class A4, 3.26%, 7/15/2052	200,000	178,427
Series 2021-L5, Class A4, 2.73%, 5/15/2054	350,000	291,815
UBS Commercial Mortgage Trust:
Series 2018-C8, Class A4, 3.98%, 2/15/2051	400,000	374,362
Series 2019-C16, Class A4, 3.60%, 4/15/2052	100,000	91,232
Wells Fargo Commercial Mortgage Trust:
Series 2015-C31, Class A3, 3.43%, 11/15/2048	78,461	75,362
Series 2015-SG1, Class A4, 3.79%, 9/15/2048	970,578	930,631
Series 2017-C39, Class A4, 3.16%, 9/15/2050	300,000	275,687
Series 2017-C42, Class A4, 3.59%, 12/15/2050	250,000	231,500
Series 2018-C47, Class A4, 4.44%, 9/15/2061	150,000	144,036
Series 2019-C52, Class A5, 2.89%, 8/15/2052	200,000	174,911
Series 2019-C53, Class A4, 3.04%, 10/15/2052	100,000	87,479
Series 2021-C59, Class A5, 2.63%, 4/15/2054	350,000	289,569
WFRBS Commercial Mortgage Trust Series 2014-C24, Class A4, 3.34%, 11/15/2047	425,000	409,188
TOTAL MORTGAGE-BACKED SECURITIES (Cost $21,557,248)		18,568,108
Shares
SHORT-TERM INVESTMENTS — 9.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g) (h)	82,153,942	82,162,157

See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (i) (j)	153,410,209	$153,410,209
TOTAL SHORT-TERM INVESTMENTS (Cost $235,582,413)		235,572,366
TOTAL INVESTMENTS — 108.8% (Cost $2,826,518,404)		2,589,321,300
LIABILITIES IN EXCESS OF OTHER ASSETS — (8.8)%		(209,626,559)
NET ASSETS — 100.0%		$2,379,694,741
(a)	Amount is less than 0.05% of net assets.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Variable Rate Security - Interest rate shown is rate in effect at March 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(d)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.
(e)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 0.7% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(f)	Security, or a portion of the security has been designated as collateral for TBA securities.
(g)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ABS	Asset-Backed Security
BKNT	Bank Notes
CMT	Constant Maturity Treasury
DMTN	Domestic Medium - Term Note
GDIF	Global Debt Issuance Facility
GMTN	Global Medium Term Note
ISDA	International Swaps and Derivatives Association
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
VRN	Variable Rate Note

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Corporate Bonds & Notes	$—	$580,173,241	$—	$580,173,241
Asset-Backed Securities	—	7,077,415	—	7,077,415
Foreign Government Obligations	—	76,071,341	—	76,071,341
U.S. Government Agency Obligations	—	688,536,991	—	688,536,991
U.S. Treasury Obligations	—	973,212,421	—	973,212,421
Municipal Bonds & Notes	—	10,109,417	—	10,109,417
Mortgage-Backed Securities	—	18,568,108	—	18,568,108
Short-Term Investments	235,572,366	—	—	235,572,366
TOTAL INVESTMENTS	$235,572,366	$2,353,748,934	$—	$2,589,321,300
See accompanying notes to Schedule of Investments.

STATE STREET AGGREGATE BOND INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	54,313,817	$54,324,679	$197,777,462	$169,935,263	$10,950	$(15,671)	82,153,942	$82,162,157	$998,541
State Street Navigator Securities Lending Portfolio II	82,618,698	82,618,698	310,315,193	239,523,682	—	—	153,410,209	153,410,209	104,282
Total		$136,943,377	$508,092,655	$409,458,945	$10,950	$(15,671)		$235,572,366	$1,102,823
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments
March 31, 2023 (Unaudited)

State Street Global All Cap Equity ex-U.S. Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Global All Cap Equity ex- U.S. Index Portfolio. The Schedule of Investments for the State Street Global All Cap Equity ex- U.S. Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 96.0%
AUSTRALIA — 5.1%
29Metals Ltd.	50,119	$39,988
Abacus Property Group REIT	78,325	137,185
Accent Group Ltd.	80,316	128,195
Adbri Ltd. (a)	66,713	71,228
AGL Energy Ltd.	126,483	683,633
Allkem Ltd. (b)	122,145	980,419
ALS Ltd.	85,208	708,948
Altium Ltd.	24,114	620,737
Alumina Ltd. (a)	428,545	420,892
AMP Ltd. (a)	550,600	389,210
Ampol Ltd.	50,288	1,027,262
AngloGold Ashanti Ltd.	82,684	2,020,852
Ansell Ltd.	25,657	458,014
ANZ Group Holdings Ltd.	575,941	8,892,579
APA Group Stapled Security	224,806	1,530,126
APM Human Services International Ltd. (a)	44,330	59,025
Arafura Rare Earths Ltd. (b)	324,473	108,324
ARB Corp. Ltd. (a)	17,324	370,720
Arena REIT	56,395	137,867
Argosy Minerals Ltd. (b)	218,738	65,333
Aristocrat Leisure Ltd.	113,521	2,843,830
ASX Ltd.	38,265	1,674,309
Atlas Arteria Ltd. Stapled Security	273,788	1,158,176
AUB Group Ltd.	27,891	480,223
Aurizon Holdings Ltd.	340,577	768,594
Aussie Broadband Ltd. (a)(b)	39,567	83,026
Austal Ltd.	60,258	69,774
Australian Agricultural Co. Ltd. (b)	66,789	68,995
Australian Clinical Labs Ltd. (a)	11,460	27,163
Australian Ethical Investment Ltd.	14,927	30,134
AVZ Minerals Ltd. (a)(b)(c)	378,780	98,938
Bank of Queensland Ltd. (a)	128,579	561,759
Bapcor Ltd.	67,346	289,799
Beach Energy Ltd.	295,473	280,296
Bega Cheese Ltd.	66,288	161,399
Bellevue Gold Ltd. (b)	140,988	120,812
Bendigo & Adelaide Bank Ltd. (a)	107,194	624,774
BHP Group Ltd.	972,233	30,795,885
Blackmores Ltd.	2,411	113,926
BlueScope Steel Ltd.	89,834	1,218,301
Boral Ltd. (a)(b)	71,366	169,008
Security Description	Shares	Value
Boss Energy Ltd. (a)(b)	52,162	$83,016
BrainChip Holdings Ltd. (a)(b)	253,070	81,590
Brambles Ltd.	264,387	2,388,415
Breville Group Ltd. (a)	28,855	372,634
Brickworks Ltd.	17,916	272,771
BWP Trust REIT	89,143	226,562
Calix Ltd. (b)	20,810	66,506
Capricorn Metals Ltd. (b)	69,661	221,836
carsales.com Ltd.	66,103	989,833
Centuria Capital Group Stapled Security	111,741	114,101
Centuria Industrial REIT (a)	113,993	230,738
Centuria Office REIT	90,435	86,986
Chalice Mining Ltd. (a)(b)	60,579	305,068
Challenger Ltd.	107,298	451,211
Champion Iron Ltd. (a)	63,204	303,322
Charter Hall Group REIT	91,499	681,031
Charter Hall Long Wale REIT	111,685	314,772
Charter Hall Retail REIT	83,468	211,635
Charter Hall Social Infrastructure REIT	82,623	165,947
Cleanaway Waste Management Ltd.	406,592	651,893
Clinuvel Pharmaceuticals Ltd. (a)	6,455	84,077
Cochlear Ltd.	12,544	2,000,893
Codan Ltd.	10,768	39,508
Coles Group Ltd.	253,917	3,073,962
Collins Foods Ltd. (a)	27,699	155,089
Commonwealth Bank of Australia	325,849	21,556,193
Core Lithium Ltd. (a)(b)	259,338	151,666
Coronado Global Resources, Inc. CDI (d)	130,461	142,812
Corporate Travel Management Ltd. (a)	32,318	395,100
Costa Group Holdings Ltd.	76,579	133,116
Credit Corp. Group Ltd. (a)	10,877	124,587
Cromwell Property Group REIT	181,739	67,803
CSR Ltd.	78,074	249,428
Data#3 Ltd.	21,811	106,820
De Grey Mining Ltd. (b)	407,245	422,775
Deterra Royalties Ltd.	98,307	316,961
Dexus REIT	223,658	1,132,976
Dexus Industria REIT	27,326	48,711
Dicker Data Ltd.	13,173	72,515
Domain Holdings Australia Ltd. (a)	51,929	123,430
See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Domino's Pizza Enterprises Ltd.	12,093	$406,743
Downer EDI Ltd.	138,327	319,767
Eagers Automotive Ltd. (a)	25,047	227,823
EBOS Group Ltd.	30,693	894,895
Elders Ltd.	26,825	155,479
Endeavour Group Ltd.	299,846	1,364,939
Evolution Mining Ltd.	360,989	750,957
EVT Ltd.	18,245	149,804
Firefinch Ltd. (a)(b)(c)	180,320	7,246
FleetPartners Group Ltd. (b)	45,962	64,503
Flight Centre Travel Group Ltd. (a)(b)	33,623	419,476
Flutter Entertainment PLC (a)(b)(e)	20,271	3,695,373
Flutter Entertainment PLC (b)(e)	11,326	2,048,409
Fortescue Metals Group Ltd.	328,465	4,946,945
G8 Education Ltd.	123,292	100,253
Glencore PLC	1,980,769	11,424,110
Gold Road Resources Ltd.	230,902	262,484
Goodman Group REIT	328,733	4,179,681
GPT Group REIT	381,255	1,091,653
GrainCorp Ltd. Class A	50,653	235,523
Grange Resources Ltd. (a)	84,209	40,833
Growthpoint Properties Australia Ltd. REIT	38,972	80,048
GUD Holdings Ltd. (a)	22,661	149,995
GWA Group Ltd.	53,859	59,207
Hansen Technologies Ltd.	29,249	90,806
Harvey Norman Holdings Ltd. (a)	95,564	230,440
Healius Ltd.	100,912	214,698
Helia Group Ltd.	52,077	100,384
HMC Capital Ltd. REIT (a)	27,298	66,380
HomeCo Daily Needs REIT	230,064	179,535
HUB24 Ltd.	12,608	235,372
IDP Education Ltd.	40,054	739,570
IGO Ltd.	126,931	1,090,567
Iluka Resources Ltd.	95,630	683,828
Imdex Ltd.	61,833	93,482
Imugene Ltd. (a)(b)	908,453	79,908
Incitec Pivot Ltd.	377,633	797,305
Ingenia Communities Group REIT	82,745	210,773
Inghams Group Ltd. (a)	49,503	103,873
Insignia Financial Ltd.	103,535	191,368
Insurance Australia Group Ltd.	469,673	1,481,262
Integral Diagnostics Ltd. (a)	37,623	74,264
InvoCare Ltd. (a)	23,100	183,632
ioneer Ltd. (a)(b)	317,776	62,295
IPH Ltd.	45,193	225,811
IRESS Ltd.	27,996	187,643
JB Hi-Fi Ltd.	25,173	719,818
Johns Lyng Group Ltd.	32,604	140,840
Judo Capital Holdings Ltd. (b)	89,055	73,333
Security Description	Shares	Value
Jumbo Interactive Ltd.	6,701	$56,856
Karoon Energy Ltd. (b)	131,438	189,145
Kelsian Group Ltd.	17,921	70,673
Lake Resources NL (a)(b)	266,629	80,607
Lendlease Corp. Ltd. Stapled Security (a)	136,160	663,927
Leo Lithium Ltd. (b)	128,800	45,251
Lifestyle Communities Ltd.	14,038	150,710
Link Administration Holdings Ltd.	83,066	118,167
Liontown Resources Ltd. (a)(b)	319,135	558,702
Lottery Corp. Ltd.	416,046	1,433,714
Lovisa Holdings Ltd.	9,542	156,489
Lynas Rare Earths Ltd. (b)	170,593	727,611
MA Financial Group Ltd. (a)	13,806	36,827
Maas Group Holdings Ltd. (a)	10,298	19,383
Macquarie Group Ltd.	70,880	8,408,493
Magellan Financial Group Ltd.	33,740	197,965
Mayne Pharma Group Ltd. (a)(b)	8,925	22,495
McMillan Shakespeare Ltd.	10,424	100,837
Medibank Pvt Ltd.	548,504	1,240,200
Megaport Ltd. (b)	28,472	79,922
Mesoblast Ltd. (a)(b)	73,703	47,142
Metcash Ltd. (a)	173,681	449,882
Mincor Resources NL (a)(b)	58,525	55,304
Mineral Resources Ltd.	32,578	1,764,491
Mirvac Group REIT	767,004	1,076,370
Monadelphous Group Ltd. (a)	13,496	113,903
Mount Gibson Iron Ltd. (a)(b)	98,191	35,210
Nanosonics Ltd. (b)	64,592	222,691
National Australia Bank Ltd.	606,364	11,320,567
National Storage REIT	185,500	314,793
Neometals Ltd. (a)(b)	98,207	39,796
Netwealth Group Ltd.	26,981	247,520
Neuren Pharmaceuticals Ltd. (b)	20,434	185,416
New Hope Corp. Ltd.	140,723	536,098
Newcrest Mining Ltd.	169,771	3,036,373
NEXTDC Ltd. (a)(b)	102,094	723,902
nib holdings Ltd.	89,046	422,640
Nick Scali Ltd. (a)	11,946	75,312
Nine Entertainment Co. Holdings Ltd. (a)	253,061	337,188
Northern Star Resources Ltd.	219,411	1,802,704
Novonix Ltd. (a)(b)	62,564	53,866
NRW Holdings Ltd.	104,835	169,288
Nufarm Ltd.	72,045	277,131
Objective Corp. Ltd.	2,964	25,717
OceanaGold Corp. (a)	131,800	326,250
Omni Bridgeway Ltd. (a)(b)	52,001	92,914
oOh!media Ltd.	161,946	176,970
Orica Ltd.	86,063	890,796
Origin Energy Ltd.	328,831	1,834,850
Orora Ltd.	206,323	475,704

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
OZ Minerals Ltd.	62,699	$1,183,090
Paladin Energy Ltd. (b)	501,240	219,968
Pepper Money Ltd.	84,260	74,702
Perenti Ltd. (b)	90,600	73,635
Perpetual Ltd. (a)	29,508	437,055
Perseus Mining Ltd.	272,549	433,465
PEXA Group Ltd. (b)	33,424	303,865
Pilbara Minerals Ltd.	499,501	1,331,458
Pinnacle Investment Management Group Ltd. (a)	19,197	102,235
Platinum Asset Management Ltd.	87,073	100,775
PointsBet Holdings Ltd. (a)(b)	49,293	40,892
PolyNovo Ltd. (b)	95,720	115,687
Premier Investments Ltd.	16,862	297,323
Pro Medicus Ltd. (a)	8,698	375,870
PWR Holdings Ltd.	12,163	81,581
Qantas Airways Ltd. (b)	189,348	846,789
QBE Insurance Group Ltd.	281,831	2,764,638
Qube Holdings Ltd. (a)	368,935	713,791
Ramelius Resources Ltd.	139,234	118,066
Ramsay Health Care Ltd.	34,339	1,537,359
REA Group Ltd.	10,355	967,413
Reece Ltd.	48,002	563,669
Region RE Ltd. REIT	213,880	338,445
Regis Resources Ltd. (b)	121,027	168,125
Rio Tinto Ltd.	71,870	5,785,968
Rio Tinto PLC	215,677	14,673,532
Rural Funds Group REIT	79,537	106,680
Sandfire Resources Ltd. (b)	90,431	384,597
Santos Ltd.	599,185	2,763,051
Sayona Mining Ltd. (a)(b)	1,307,496	182,395
Scentre Group REIT	989,010	1,834,301
SEEK Ltd.	70,656	1,144,382
Select Harvests Ltd. (a)	16,300	45,287
Seven Group Holdings Ltd. (a)	28,403	442,062
Seven West Media Ltd. (a)(b)	154,264	43,037
Sigma Healthcare Ltd.	183,261	86,083
Silex Systems Ltd. (b)	87,668	230,657
Silver Lake Resources Ltd. (b)	138,597	108,333
SiteMinder Ltd. (b)	35,031	80,771
SmartGroup Corp. Ltd.	16,016	69,109
SolGold PLC (a)(b)	211,825	50,490
Sonic Healthcare Ltd.	87,056	2,044,819
South32 Ltd. (e)	10,757	31,748
South32 Ltd. (e)	860,631	2,527,181
Star Entertainment Group Ltd. (a)(b)	302,842	292,052
Steadfast Group Ltd.	192,416	757,189
Stockland REIT	453,348	1,216,333
Strike Energy Ltd. (b)	985,145	248,136
Suncorp Group Ltd.	240,773	1,960,116
Super Retail Group Ltd.	47,823	405,231
Syrah Resources Ltd. (b)	102,414	127,087
Security Description	Shares	Value
Tabcorp Holdings Ltd.	380,401	$254,124
Technology One Ltd.	59,774	588,534
Telix Pharmaceuticals Ltd. (b)	40,553	189,106
Telstra Group Ltd.	769,897	2,184,127
Temple & Webster Group Ltd. (a)(b)	17,447	40,598
Terracom Ltd. (a)	104,325	46,887
Tietto Minerals Ltd. (b)	390,910	176,667
Transurban Group Stapled Security	595,197	5,694,222
Treasury Wine Estates Ltd.	135,715	1,193,732
Tyro Payments Ltd. (a)(b)	83,907	81,611
United Malt Group Ltd.	70,342	225,255
Ventia Services Group Pty. Ltd.	121,785	216,265
Vicinity Ltd. REIT	713,661	935,174
Viva Energy Group Ltd. (d)	177,765	362,074
Vulcan Energy Resources Ltd. (a)(b)	16,801	64,234
Vulcan Steel Ltd.	8,527	43,865
Washington H Soul Pattinson & Co. Ltd.	44,259	898,732
Waypoint REIT Ltd.	110,238	192,292
Webjet Ltd. (a)(b)	70,553	334,076
Weebit Nano Ltd. (a)(b)	30,828	103,330
Wesfarmers Ltd.	219,194	7,422,840
West African Resources Ltd. (b)	174,419	111,868
Westpac Banking Corp.	673,669	9,827,433
Whitehaven Coal Ltd.	164,202	740,660
WiseTech Global Ltd.	27,860	1,229,721
Woodside Energy Group Ltd.	366,666	8,207,304
Woolworths Group Ltd.	235,420	5,996,653
Worley Ltd.	61,418	596,039
Zip Co. Ltd. (a)(b)	122,254	46,576
		280,764,564
AUSTRIA — 0.2%
Agrana Beteiligungs AG	3,687	65,494
ams-OSRAM AG (b)	48,221	376,348
ANDRITZ AG	12,315	834,782
AT&S Austria Technologie & Systemtechnik AG	4,273	132,050
BAWAG Group AG (b)(d)	15,427	750,622
CA Immobilien Anlagen AG (b)	8,392	225,880
DO & Co. AG (b)	1,342	157,431
Erste Group Bank AG	65,391	2,170,256
EVN AG	5,757	128,086
IMMOFINANZ AG (b)	6,422	90,395
Kontron AG	8,066	168,783
Lenzing AG	2,503	189,954
Mondi PLC (e)	72,193	1,148,857
Mondi PLC (e)	19,096	303,896
Oesterreichische Post AG	5,472	202,938
OMV AG	32,915	1,514,278
Palfinger AG (b)	2,748	85,915

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Porr AG	3,398	$49,839
Raiffeisen Bank International AG (b)	27,420	421,686
Schoeller-Bleckmann Oilfield Equipment AG	1,927	124,423
Semperit AG Holding	2,674	72,048
UNIQA Insurance Group AG	23,821	201,075
Verbund AG	14,180	1,235,632
Vienna Insurance Group AG Wiener Versicherung Gruppe	7,801	210,166
voestalpine AG	21,142	720,178
Wienerberger AG	20,270	587,893
		12,168,905
BELGIUM — 0.6%
Ackermans & van Haaren NV	4,512	745,099
Aedifica SA REIT	9,428	760,923
Ageas SA	29,378	1,273,127
AGFA-Gevaert NV (b)	39,088	114,610
Anheuser-Busch InBev SA	163,849	10,941,786
Barco NV	14,654	437,576
Bekaert SA	8,197	370,898
bpost SA	27,427	156,673
Cofinimmo SA REIT	6,044	536,593
Deme Group NV (b)	1,771	227,303
D'ieteren Group	4,815	938,597
Econocom Group SA	27,987	90,040
Elia Group SA	6,016	795,879
Etablissements Franz Colruyt NV (a)	11,897	349,280
Euronav NV	32,908	550,925
Fagron	12,626	216,088
Galapagos NV (b)	9,374	361,033
Groupe Bruxelles Lambert NV	19,174	1,639,252
Immobel SA (a)	1,863	97,122
Intervest Offices & Warehouses NV REIT	5,766	109,628
Ion Beam Applications	4,121	71,457
KBC Ancora	7,640	352,671
KBC Group NV	47,406	3,263,159
Kinepolis Group NV (a)(b)	2,953	152,204
Melexis NV	3,801	440,992
Montea NV REIT	2,718	221,051
Ontex Group NV (a)(b)	20,660	154,327
Proximus SADP	32,097	310,944
Recticel SA	8,030	150,006
Retail Estates NV REIT	1,714	121,154
Shurgard Self Storage Ltd. REIT	5,867	281,102
Sofina SA	3,040	684,002
Solvay SA	14,185	1,625,202
Telenet Group Holding NV	9,284	211,507
Tessenderlo Group SA (b)	3,925	122,886
UCB SA	24,088	2,156,763
Umicore SA	39,444	1,340,395
Security Description	Shares	Value
VGP NV	2,928	$261,488
Warehouses De Pauw CVA REIT	31,224	930,150
X-Fab Silicon Foundries SE (b)(d)	38,071	360,147
Xior Student Housing NV REIT	5,821	196,762
		34,120,801
BRAZIL — 1.4%
3R Petroleum Oleo E Gas SA (b)	39,340	228,657
AES Brasil Energia SA	41,344	81,053
Aliansce Sonae Shopping Centers SA	94,822	329,149
Alupar Investimento SA	34,900	185,023
Ambev SA	898,967	2,540,742
Ambipar Participacoes e Empreendimentos SA	11,000	46,037
Anima Holding SA (b)	73,989	36,628
Arezzo Industria e Comercio SA	12,117	151,778
Armac Locacao Logistica E Servicos SA	35,900	81,497
Atacadao SA	118,200	288,841
Auren Energia SA	48,330	139,835
Azul SA Preference Shares (b)	51,900	123,141
B3 SA - Brasil Bolsa Balcao	1,159,703	2,367,324
Banco ABC Brasil SA Preference Shares	16,392	54,411
Banco Bradesco SA Preference Shares	1,012,982	2,631,226
Banco Bradesco SA	300,740	702,878
Banco BTG Pactual SA	225,808	875,130
Banco do Brasil SA	164,700	1,270,434
Banco do Estado do Rio Grande do Sul SA Class B, Preference Shares	55,500	109,462
Banco Pan SA Preference Shares	88,800	89,321
Banco Santander Brasil SA	76,900	406,473
BB Seguridade Participacoes SA	137,000	878,432
Blau Farmaceutica SA	6,700	31,847
Boa Vista Servicos SA	62,800	93,514
Bradespar SA Preference Shares	47,336	250,392
Bradespar SA	16,100	77,956
BrasilAgro - Co. Brasileira de Propriedades Agricolas	8,000	38,026
BRF SA (b)	137,309	168,175
Camil Alimentos SA	18,200	24,409
CCR SA	221,300	558,679
Centrais Eletricas Brasileiras SA	227,219	1,491,415

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Centrais Eletricas Brasileiras SA Class B, Preference Shares	52,400	$374,946
Cia Brasileira de Aluminio	27,700	41,411
Cia Brasileira de Distribuicao	30,100	87,446
Cia de Ferro Ligas da Bahia FERBASA Preference Shares	10,600	110,845
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	62,700	625,856
Cia de Saneamento de Minas Gerais Copasa MG	49,600	153,880
Cia de Saneamento do Parana	38,500	137,515
Cia Energetica de Minas Gerais Preference Shares	253,503	571,979
Cia Energetica do Ceara Class A, Preference Shares	1,500	13,192
Cia Siderurgica Nacional SA	121,800	370,907
Cielo SA	265,839	254,291
CM Hospitalar SA	33,500	103,270
Cogna Educacao SA (b)	415,363	153,193
Cosan SA	221,880	660,356
CPFL Energia SA	48,800	304,624
Cury Construtora e Incorporadora SA	24,600	62,249
Cyrela Brazil Realty SA Empreendimentos e Participacoes	67,500	187,446
Dexco SA	93,038	107,897
Direcional Engenharia SA	18,600	58,622
EcoRodovias Infraestrutura e Logistica SA	81,929	83,702
EDP - Energias do Brasil SA	58,100	255,994
Embraer SA (b)	146,400	600,297
Enauta Participacoes SA	35,800	79,999
Energisa SA	35,700	282,910
Eneva SA (b)	187,412	387,003
Engie Brasil Energia SA	43,266	342,783
Equatorial Energia SA	194,033	1,031,730
ERO Copper Corp. (a)(b)	12,000	212,007
Ez Tec Empreendimentos e Participacoes SA	31,200	74,950
Fleury SA	43,505	124,588
Gerdau SA Preference Shares	219,135	1,093,028
Gol Linhas Aereas Inteligentes SA Preference Shares (b)	26,856	35,382
GPS Participacoes e Empreendimentos SA (b)(d)	48,800	116,460
Grendene SA	87,800	124,507
GRUPO DE MODA SOMA SA	109,072	174,464
Grupo Mateus SA (b)	120,500	135,942
Security Description	Shares	Value
Grupo SBF SA	28,867	$47,255
Guararapes Confeccoes SA	16,300	13,824
Hapvida Participacoes e Investimentos SA (b)(d)	886,970	458,333
Hidrovias do Brasil SA (b)	120,200	50,970
Hospital Mater Dei SA	44,500	68,897
Hypera SA	80,800	600,791
Iguatemi SA (e)	42,714	162,505
Instituto Hermes Pardini SA	9,200	35,909
Intelbras SA Industria de Telecomunicacao Eletronica Brasileira	15,300	68,982
Iochpe Maxion SA	41,300	97,747
IRB-Brasil Resseguros SA (b)	14,017	61,484
Itau Unibanco Holding SA Preference Shares	925,203	4,514,476
Itausa SA Preference Shares	973,943	1,578,978
Jalles Machado SA	48,500	64,663
JHSF Participacoes SA	59,024	43,073
Klabin SA	138,128	492,823
Light SA	74,600	35,900
Localiza Rent a Car SA	141,320	1,488,386
Locaweb Servicos de Internet SA (b)(d)	101,765	96,140
LOG Commercial Properties e Participacoes SA	7,400	23,075
Lojas Renner SA	183,449	599,527
M Dias Branco SA	20,700	102,964
Magazine Luiza SA (b)	572,561	373,784
Mahle Metal Leve SA	4,100	24,680
Marcopolo SA Preference Shares	86,300	54,126
Marfrig Global Foods SA	58,600	76,743
Metalurgica Gerdau SA Preference Shares	131,500	306,818
Mills Estruturas e Servicos de Engenharia SA	21,200	40,516
Minerva SA	66,635	138,520
Movida Participacoes SA	42,600	67,972
MRV Engenharia e Participacoes SA	49,600	62,413
Multilaser Industrial SA	93,200	25,183
Multiplan Empreendimentos Imobiliarios SA	56,314	273,670
Natura & Co. Holding SA	181,337	472,097
Odontoprev SA	78,060	169,353
Omega Energia SA (b)	53,037	99,897
Oncoclinicas do Brasil Servicos Medicos SA (b)	27,800	44,576
Orizon Valorizacao de Residuos SA (b)	6,700	48,444
Pet Center Comercio e Participacoes SA	54,208	66,287
Petro Rio SA (b)	134,810	829,293
Petroleo Brasileiro SA Preference Shares	909,100	4,204,604
Petroleo Brasileiro SA	704,500	3,680,727

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Petroreconcavo SA	22,200	$89,014
Qualicorp Consultoria e Corretora de Seguros SA	32,700	23,734
Raia Drogasil SA	205,000	988,561
Randon SA Implementos e Participacoes Preference Shares	25,700	38,067
Rede D'Or Sao Luiz SA (d)	107,953	452,230
Rumo SA	247,771	921,154
Santos Brasil Participacoes SA	104,381	167,166
Sao Martinho SA	33,600	179,059
Sendas Distribuidora SA	176,800	541,881
SIMPAR SA	66,400	97,958
Sitios Latinoamerica SAB de CV (a)(b)	394,270	162,896
SLC Agricola SA	20,320	182,711
Smartfit Escola de Ginastica e Danca SA (b)	44,300	116,555
Suzano SA	142,909	1,172,529
Taurus Armas SA	26,600	84,885
Telefonica Brasil SA	98,385	750,173
TIM SA	172,900	428,989
TOTVS SA	95,501	530,409
Transmissora Alianca de Energia Eletrica SA	43,800	300,883
Tres Tentos Agroindustrial SA	17,015	40,975
Tupy SA	11,000	52,546
Ultrapar Participacoes SA	149,600	411,896
Unipar Carbocloro SA Class B, Preference Shares	8,470	117,021
Vale SA	729,918	11,558,625
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	64,257	169,189
Via SA (b)	225,180	83,495
Vibra Energia SA	227,000	645,150
Vivara Participacoes SA	27,900	121,609
WEG SA	319,240	2,553,164
Wheaton Precious Metals Corp.	85,690	4,121,300
Wilson Sons Holdings Brasil SA	34,300	65,079
Yara International ASA	36,690	1,594,066
YDUQS Participacoes SA	68,100	94,691
		76,511,621
BURKINA FASO — 0.0% (f)
IAMGOLD Corp. (b)	86,200	235,030
CANADA — 7.0%
Absolute Software Corp.	12,200	95,285
ADENTRA, Inc. (a)	5,200	99,055
Advantage Energy Ltd. (a)(b)	35,100	202,557
Aecon Group, Inc. (a)	12,400	125,800
Africa Oil Corp.	73,600	164,782
Security Description	Shares	Value
Ag Growth International, Inc. (a)	4,900	$222,018
Agnico Eagle Mines Ltd.	88,481	4,504,630
Air Canada (b)	32,800	464,122
Alamos Gold, Inc. Class A (a)	79,715	971,883
Algoma Steel Group, Inc.	10,800	87,383
Algonquin Power & Utilities Corp. (a)	126,730	1,061,897
Alimentation Couche-Tard, Inc.	154,800	7,772,313
Allied Properties Real Estate Investment Trust	13,900	250,197
AltaGas Ltd. (a)	53,200	885,651
Altius Minerals Corp.	8,500	144,394
Altus Group Ltd. (a)	9,500	402,856
Andlauer Healthcare Group, Inc. (a)	4,000	150,737
ARC Resources Ltd. (a)	122,785	1,390,841
Aritzia, Inc. (a)(b)	16,000	512,742
Artis Real Estate Investment Trust	14,000	78,723
Atco Ltd. Class I (a)	13,200	422,525
Athabasca Oil Corp. (b)	126,600	302,152
ATS Corp. (a)(b)	14,700	614,677
Aurora Cannabis, Inc. (a)(b)	65,841	45,731
AutoCanada, Inc. (a)(b)	3,300	48,475
Aya Gold & Silver, Inc. (b)	17,600	141,492
B2Gold Corp. (a)	219,600	866,490
Badger Infrastructure Solution (a)	7,200	173,862
Ballard Power Systems, Inc. (a)(b)	40,700	226,754
Bank of Montreal (a)	131,550	11,701,326
Bank of Nova Scotia (a)	229,300	11,533,196
Barrick Gold Corp. (e)	339,969	6,302,747
Baytex Energy Corp. (a)(b)	105,400	394,856
BCE, Inc. (a)	13,579	607,435
BELLUS Health, Inc. (b)	14,400	103,317
Birchcliff Energy Ltd. (a)	54,600	309,038
BlackBerry Ltd. (a)(b)	111,600	511,265
Boardwalk Real Estate Investment Trust	4,500	183,345
Bombardier, Inc. Class B (b)	15,872	865,287
Boralex, Inc. Class A	18,600	565,552
Boyd Group Services, Inc. (a)	4,000	638,534
Brookfield Asset Management Ltd. Class A (a)	67,308	2,201,740
Brookfield Corp.	270,425	8,798,029
Brookfield Infrastructure Corp. Class A (a)	19,450	895,216
Brookfield Reinsurance Ltd. Class A (a)(b)	1,107	36,171
BSR Real Estate Investment Trust	5,000	66,502
CAE, Inc. (a)(b)	61,100	1,379,699
Calian Group Ltd. (a)	2,800	134,833
Calibre Mining Corp. (b)	95,400	93,049

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Cameco Corp.	82,400	$2,154,754
Canaccord Genuity Group, Inc. (a)	20,300	164,248
Canada Goose Holdings, Inc. (b)	9,200	176,679
Canadian Apartment Properties REIT	16,900	592,034
Canadian Imperial Bank of Commerce	173,000	7,325,991
Canadian National Railway Co.	110,700	13,044,171
Canadian Natural Resources Ltd.	212,900	11,765,464
Canadian Pacific Railway Ltd. (a)	178,600	13,733,995
Canadian Tire Corp. Ltd. Class A (a)	10,500	1,368,371
Canadian Utilities Ltd. Class A (a)	25,400	706,812
Canadian Western Bank (a)	19,200	351,271
Canfor Corp. (a)(b)	11,300	181,354
Canopy Growth Corp. (a)(b)	59,200	103,672
Capital Power Corp.	21,700	667,668
Capstone Copper Corp. (a)(b)	64,200	289,371
Cardinal Energy Ltd. (a)	20,900	109,955
Cargojet, Inc. (a)	1,600	130,154
Cascades, Inc. (a)	17,800	144,547
CCL Industries, Inc. Class B (a)	28,700	1,423,814
Celestica, Inc. (a)(b)	17,400	224,097
Cenovus Energy, Inc.	279,213	4,864,848
Centerra Gold, Inc. (a)	38,100	245,770
CES Energy Solutions Corp. (a)	48,000	95,053
CGI, Inc. (b)	41,100	3,955,573
Choice Properties Real Estate Investment Trust	34,200	366,929
Chorus Aviation, Inc. (a)(b)	11,000	26,091
CI Financial Corp. (a)	33,400	315,404
Cineplex, Inc. (a)(b)	8,600	56,111
Cogeco Communications, Inc. (a)	2,900	141,063
Cogeco, Inc. (a)	1,700	76,411
Colliers International Group, Inc. (a)	6,000	632,342
Columbia Care, Inc. (b)	58,000	30,428
Constellation Software, Inc.	3,900	7,322,237
Converge Technology Solutions Corp. (a)(b)	36,000	108,531
Corby Spirit & Wine Ltd.	1,300	14,841
Corus Entertainment, Inc. Class B (a)	42,500	54,014
Crescent Point Energy Corp. (a)	109,800	773,999
Crew Energy, Inc. (b)	23,200	81,256
Crombie Real Estate Investment Trust	10,200	114,862
Security Description	Shares	Value
Cronos Group, Inc. (a)(b)	33,600	$64,551
CT Real Estate Investment Trust	8,000	94,757
Definity Financial Corp.	15,100	393,525
Denison Mines Corp. (a)(b)	149,500	162,386
dentalcorp Holdings Ltd. (b)	16,600	110,393
Descartes Systems Group, Inc. (b)	16,000	1,289,600
Docebo, Inc. (b)	3,100	126,029
Dollarama, Inc.	51,800	3,091,503
Dream Industrial Real Estate Investment Trust	20,400	221,583
Dream Office Real Estate Investment Trust	6,000	64,462
DREAM Unlimited Corp. Class A (a)	4,365	76,344
Dundee Precious Metals, Inc.	35,800	260,825
Dye & Durham Ltd. (a)	8,800	116,913
ECN Capital Corp. (a)	41,500	85,861
Element Fleet Management Corp. (a)	75,800	994,163
Emera, Inc. (a)	51,100	2,096,333
Empire Co. Ltd. Class A	31,800	851,305
Enbridge, Inc.	388,500	14,792,482
Endeavour Silver Corp. (a)(b)	40,100	154,670
Enerflex Ltd.	21,200	126,102
Enerplus Corp. (a)	43,000	618,938
Enghouse Systems Ltd. (a)	7,000	197,842
Ensign Energy Services, Inc. (b)	80,300	180,376
EQB, Inc.	4,400	189,544
Equinox Gold Corp. (a)(b)	58,718	301,107
Evertz Technologies Ltd.	3,400	27,761
Exchange Income Corp. (a)	4,200	166,188
Extendicare, Inc. (a)	19,700	93,161
Fairfax Financial Holdings Ltd.	4,300	2,855,853
Fiera Capital Corp. (a)	16,100	92,078
Filo Mining Corp. (b)	18,500	317,686
Finning International, Inc.	30,600	761,750
First Capital Real Estate Investment Trust	19,000	220,837
First Majestic Silver Corp. (a)	46,100	332,120
First National Financial Corp. (a)	2,400	67,601
FirstService Corp. (a)	8,000	1,125,681
Fortis, Inc.	91,937	3,902,746
Fortuna Silver Mines, Inc. (b)	53,863	204,969
Franco-Nevada Corp.	37,083	5,401,538
Freehold Royalties Ltd. (a)	22,400	240,494
GDI Integrated Facility Services, Inc. (a)(b)	3,100	101,314
George Weston Ltd.	13,427	1,776,906
GFL Environmental, Inc. (a)	35,300	1,215,488
Gibson Energy, Inc.	29,200	466,044
Gildan Activewear, Inc. (a)	35,300	1,171,146
Global Atomic Corp. (b)	26,900	57,841

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
goeasy Ltd. (a)	2,100	$148,172
GoGold Resources, Inc. (b)	65,900	101,770
Granite Real Estate Investment Trust	6,800	420,506
Great-West Lifeco, Inc. (a)	53,700	1,421,313
H&R Real Estate Investment Trust	23,700	220,652
Headwater Exploration, Inc. (a)	49,000	228,463
Home Capital Group, Inc.	8,283	252,771
Hudbay Minerals, Inc. (a)	39,600	207,459
Hydro One Ltd. (d)	62,700	1,782,758
i-80 Gold Corp. (b)	29,100	70,742
iA Financial Corp., Inc.	19,700	1,246,907
IGM Financial, Inc. (a)	15,500	462,589
Imperial Oil Ltd. (a)	41,500	2,107,581
Innergex Renewable Energy, Inc. (a)	29,500	319,991
Intact Financial Corp.	33,900	4,844,968
Interfor Corp. (a)(b)	9,800	159,453
International Petroleum Corp. (b)	17,900	171,679
InterRent Real Estate Investment Trust	14,347	141,949
Ivanhoe Mines Ltd. Class A (a)(b)	118,200	1,066,407
Jamieson Wellness, Inc. (d)	9,300	230,138
K92 Mining, Inc. (b)	38,400	217,913
Karora Resources, Inc. (b)	47,000	157,668
Kelt Exploration Ltd. (a)(b)	39,900	135,324
Keyera Corp. (a)	42,900	937,977
Killam Apartment Real Estate Investment Trust	9,200	116,653
Kinaxis, Inc. (b)	5,400	740,403
Kinross Gold Corp. (a)	235,400	1,106,250
Knight Therapeutics, Inc. (a)(b)	26,600	86,482
Labrador Iron Ore Royalty Corp. (a)	9,300	219,899
Largo, Inc. (b)	4,440	22,998
Lassonde Industries, Inc. Class A (a)	400	30,833
Laurentian Bank of Canada (a)	7,900	185,687
Leon's Furniture Ltd.	300	3,830
Lightspeed Commerce, Inc. (a)(b)	25,200	382,650
Linamar Corp. (a)	9,300	446,876
Lion Electric Co. (a)(b)	6,500	12,103
Lithium Americas Corp. (a)(b)	20,000	434,477
Loblaw Cos. Ltd.	30,800	2,803,145
Lundin Gold, Inc. (a)	18,100	211,045
MAG Silver Corp. (a)(b)	14,400	181,736
Magna International, Inc.	51,600	2,760,058
Magnet Forensics, Inc. (b)	3,500	114,283
Major Drilling Group International, Inc. (b)	12,200	95,826
Security Description	Shares	Value
Manulife Financial Corp.	359,600	$6,589,633
Maple Leaf Foods, Inc. (a)	13,900	268,582
Martinrea International, Inc.	17,800	191,633
MEG Energy Corp. (b)	50,300	806,896
Methanex Corp. (a)	10,500	487,934
Metro, Inc.	44,857	2,464,011
Minto Apartment Real Estate Investment Trust (d)	6,300	68,710
Morguard Corp. (a)	1,200	91,985
Morguard North American Residential Real Estate Investment Trust	5,100	65,571
MTY Food Group, Inc. (a)	4,300	192,989
Mullen Group Ltd. (a)	18,900	206,268
NanoXplore, Inc. (a)(b)	15,200	36,614
National Bank of Canada (a)	65,300	4,664,389
Neighbourly Pharmacy, Inc. (a)	7,000	115,654
New Gold, Inc. (a)(b)	124,900	135,666
New Pacific Metals Corp. (b)	9,100	24,543
NexGen Energy Ltd. (a)(b)	86,000	329,804
Nexus Industrial REIT	8,000	57,635
NFI Group, Inc. (a)	12,700	77,231
North West Co., Inc. (a)	8,900	248,517
Northland Power, Inc.	48,700	1,219,164
NorthWest Healthcare Properties Real Estate Investment Trust	20,400	127,674
Novagold Resources, Inc. (a)(b)	41,600	257,282
Nutrien Ltd. (a)	100,418	7,405,860
Nuvei Corp. (b)(d)	13,600	591,693
NuVista Energy Ltd. (a)(b)	33,700	272,170
Obsidian Energy Ltd. (b)	11,300	72,058
Onex Corp. (a)	14,300	667,583
Open Text Corp. (a)	51,600	1,987,592
Organigram Holdings, Inc. (a)(b)	32,100	20,398
Orla Mining Ltd. (a)(b)	36,500	172,878
Osisko Gold Royalties Ltd.	36,856	581,700
Osisko Mining, Inc. (b)	60,500	192,227
Pan American Silver Corp. (a)	41,800	761,657
Paramount Resources Ltd. Class A (a)	13,400	293,080
Parex Resources, Inc. (a)	20,900	388,241
Park Lawn Corp. (a)	6,600	135,770
Parkland Corp. (a)	28,473	681,660
Pason Systems, Inc.	15,300	137,133
Pembina Pipeline Corp. (a)	104,548	3,382,060
Pet Valu Holdings Ltd.	5,300	147,406
Peyto Exploration & Development Corp. (a)	35,900	321,239
Pipestone Energy Corp. (a)	21,500	44,006
Pollard Banknote Ltd. (a)	1,300	23,726
Power Corp. of Canada (a)	104,653	2,670,939
PrairieSky Royalty Ltd. (a)	39,994	632,410

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Precision Drilling Corp. (a)(b)	2,200	$112,898
Premium Brands Holdings Corp. (a)	9,000	664,950
Primaris Real Estate Investment Trust	13,425	134,017
Quebecor, Inc. Class B (a)	29,300	723,326
Restaurant Brands International, Inc.	55,246	3,703,750
Richelieu Hardware Ltd. (a)	9,200	253,835
RioCan Real Estate Investment Trust	27,700	417,337
Ritchie Bros Auctioneers, Inc. (a)	35,700	2,005,858
Rogers Communications, Inc. Class B	67,200	3,110,362
Rogers Sugar, Inc. (a)	17,400	78,299
Royal Bank of Canada (a)	265,800	25,384,897
Russel Metals, Inc. (a)	10,700	271,424
Sabina Gold & Silver Corp. (b)	54,400	82,403
Sandstorm Gold Ltd. (a)	35,400	205,596
Saputo, Inc. (a)	48,100	1,242,884
Savaria Corp. (a)	7,800	91,293
Seabridge Gold, Inc. (b)	12,400	159,885
Secure Energy Services, Inc.	62,000	289,075
Shaw Communications, Inc. Class B (a)	90,608	2,707,494
ShawCor Ltd. (b)	13,200	121,334
Shopify, Inc. Class A (b)	229,700	10,998,308
Sienna Senior Living, Inc. (a)	14,400	114,276
Silvercorp Metals, Inc.	23,700	90,012
SilverCrest Metals, Inc. (a)(b)	26,200	186,044
Skeena Resources Ltd. (b)	8,200	50,169
Slate Grocery REIT Class U,	5,300	53,535
Sleep Country Canada Holdings, Inc. (d)	7,500	130,676
SmartCentres Real Estate Investment Trust	12,400	243,446
SNC-Lavalin Group, Inc. (a)	32,800	805,125
Softchoice Corp. Class WI (a)	3,300	42,282
Solaris Resources, Inc. (b)	14,800	71,630
Spartan Delta Corp. (a)	28,800	300,055
Spin Master Corp. (a)(d)	5,800	161,012
Sprott, Inc. (a)	4,870	177,729
SSR Mining, Inc. (a)	38,204	577,005
Stantec, Inc. (a)	22,100	1,290,221
Stelco Holdings, Inc. (a)	6,700	259,118
Stella-Jones, Inc.	9,600	367,373
StorageVault Canada, Inc. (a)	51,900	235,465
Sun Life Financial, Inc. (a)	113,300	5,285,966
Suncor Energy, Inc.	258,464	8,013,559
SunOpta, Inc. (b)	14,000	107,275
Superior Plus Corp. (a)	29,000	238,711
Surge Energy, Inc. (a)	11,700	75,991
Tamarack Valley Energy Ltd. (a)	86,000	251,007
Taseko Mines Ltd. (b)	72,200	119,502
Security Description	Shares	Value
TC Energy Corp.	193,254	$7,506,826
Teck Resources Ltd. Class B (a)	89,900	3,278,210
TELUS Corp. (e)	82,277	1,631,132
TELUS Corp. (b)(e)	7,214	143,017
TFI International, Inc.	14,900	1,775,537
Thomson Reuters Corp. (a)	32,730	4,252,590
Timbercreek Financial Corp. (a)	17,500	103,447
TMX Group Ltd.	10,700	1,079,211
Topaz Energy Corp. (a)	19,800	279,586
Torex Gold Resources, Inc. (b)	16,700	277,521
Toromont Industries Ltd.	15,800	1,295,078
Toronto-Dominion Bank (a)	348,700	20,857,328
Tourmaline Oil Corp. (a)	61,000	2,538,530
TransAlta Corp. (a)	49,300	430,580
TransAlta Renewables, Inc. (a)	18,000	165,456
Transcontinental, Inc. Class A (a)	13,900	144,099
Trican Well Service Ltd.	30,700	69,868
Tricon Residential, Inc. (a)	47,000	363,956
Triple Flag Precious Metals Corp. (a)	20,667	307,405
Trisura Group Ltd. (a)(b)	6,800	166,263
Uni-Select, Inc. (b)	6,400	220,372
Vermilion Energy, Inc. (a)	32,400	419,679
Victoria Gold Corp. (b)	10,400	68,854
Well Health Technologies Corp. (a)(b)	27,500	98,755
Wesdome Gold Mines Ltd. (a)(b)	25,300	144,694
West Fraser Timber Co. Ltd.	11,000	783,537
Westshore Terminals Investment Corp. (a)	8,200	163,836
Whitecap Resources, Inc. (a)	112,300	867,133
Winpak Ltd.	6,400	203,016
WSP Global, Inc.	23,600	3,087,086
Yamana Gold, Inc.	179,000	1,042,243
		384,039,651
CHILE — 0.2%
Aguas Andinas SA Class A	787,060	224,288
Antofagasta PLC	82,740	1,624,411
Banco de Chile	7,052,944	688,693
Banco de Credito e Inversiones SA	10,639	313,554
Banco Santander Chile	10,798,372	481,454
CAP SA	18,785	157,106
Cencosud SA	249,298	484,337
Cencosud Shopping SA	148,562	240,522
Cia Cervecerias Unidas SA	24,209	187,208
Cia Sud Americana de Vapores SA	2,602,126	260,736
Colbun SA	2,338,950	310,633

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Embotelladora Andina SA Class B, Preference Shares	91,953	$238,428
Empresa Nacional de Telecomunicaciones SA	36,914	146,375
Empresas CMPC SA	202,191	339,726
Empresas COPEC SA	63,993	454,081
Enel Americas SA	3,225,974	427,214
Enel Chile SA	5,627,525	308,634
Engie Energia Chile SA (b)	71,134	52,545
Falabella SA	127,487	294,768
Inversiones Aguas Metropolitanas SA	105,572	72,107
Itau CorpBanca Chile SA (b)	38,993,616	96,620
Lundin Mining Corp. (a)	130,600	885,882
Parque Arauco SA	130,868	187,046
Plaza SA	84,877	112,091
SMU SA	1,137,230	209,506
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	26,744	2,160,598
Vina Concha y Toro SA	73,303	94,284
		11,052,847
CHINA — 8.1%
360 DigiTech, Inc. ADR	24,100	467,540
360 Security Technology, Inc. Class A	223,600	569,448
361 Degrees International Ltd. (b)	183,000	90,865
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	11,500	47,619
3peak, Inc. Class A	1,200	42,535
3SBio, Inc. (d)	367,000	365,245
AAC Technologies Holdings, Inc. (a)(b)	116,000	286,909
Advanced Micro-Fabrication Equipment, Inc. China Class A (b)	6,506	140,253
AECC Aero-Engine Control Co. Ltd. Class A	99,703	353,898
AECC Aviation Power Co. Ltd. Class A	35,700	224,814
Agile Group Holdings Ltd. (a)(b)	174,000	38,718
Agora, Inc. ADR (b)	17,300	62,626
Agricultural Bank of China Ltd. Class A	953,100	431,849
Agricultural Bank of China Ltd. Class H	5,735,000	2,123,805
Aier Eye Hospital Group Co. Ltd. Class A	66,647	301,422
Air China Ltd. Class A (b)	120,700	188,294
Air China Ltd. Class H (b)	450,000	402,463
Airtac International Group	25,743	1,006,793
AK Medical Holdings Ltd. (d)	142,000	166,205
Akeso, Inc. Class B (b)(d)	94,000	485,338
Security Description	Shares	Value
Alibaba Group Holding Ltd. (b)	2,836,400	$35,924,158
Alibaba Health Information Technology Ltd. (a)(b)	847,500	611,230
A-Living Smart City Services Co. Ltd. (a)(d)	135,250	117,250
Alphamab Oncology (a)(b)(d)	125,000	209,422
Aluminum Corp. of China Ltd. Class A	84,600	68,021
Aluminum Corp. of China Ltd. Class H	636,000	322,137
Amlogic Shanghai Co. Ltd. Class A (b)	5,435	66,518
Angel Yeast Co. Ltd. Class A	12,900	78,396
Anhui Conch Cement Co. Ltd. Class A	41,600	171,053
Anhui Conch Cement Co. Ltd. Class H	248,000	859,491
Anhui Expressway Co. Ltd. Class H	114,000	115,008
Anhui Gujing Distillery Co. Ltd. Class A	4,200	180,732
Anhui Gujing Distillery Co. Ltd. Class B	20,900	373,201
Anhui Kouzi Distillery Co. Ltd. Class A	9,700	99,464
Anhui Yingjia Distillery Co. Ltd. Class A	9,200	89,176
Anjoy Foods Group Co. Ltd. Class A	4,000	95,456
ANTA Sports Products Ltd.	231,600	3,362,604
Antengene Corp. Ltd. (b)(d)	54,500	20,216
Ascentage Pharma Group International (b)(d)	36,900	104,884
Asia - Potash International Investment Guangzhou Co. Ltd. Class A (b)	3,800	15,131
Asia Cement China Holdings Corp.	63,000	27,046
AsiaInfo Technologies Ltd. (d)	76,000	140,190
Asymchem Laboratories Tianjin Co. Ltd. Class A	7,840	152,205
AustAsia Group Ltd. (a)(b)	9,480	3,889
Autohome, Inc. ADR	15,400	515,438
Avary Holding Shenzhen Co. Ltd. Class A	11,300	51,133
AviChina Industry & Technology Co. Ltd. Class H	509,000	267,454
AVICOPTER PLC Class A	35,500	218,815
Baidu, Inc. Class A (b)	425,000	8,007,488
Bank of Beijing Co. Ltd. Class A	187,700	120,361
Bank of Chengdu Co. Ltd. Class A	77,900	153,859
Bank of China Ltd. Class A	418,700	206,036
Bank of China Ltd. Class H	15,015,000	5,756,216

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Bank of Communications Co. Ltd. Class A	379,900	$282,786
Bank of Communications Co. Ltd. Class H	2,079,000	1,307,484
Bank of Hangzhou Co. Ltd. Class A	58,900	99,601
Bank of Jiangsu Co. Ltd. Class A	156,780	160,469
Bank of Nanjing Co. Ltd. Class A	96,900	126,454
Bank of Ningbo Co. Ltd. Class A	72,840	289,520
Bank of Shanghai Co. Ltd. Class A	154,800	135,097
Baoshan Iron & Steel Co. Ltd. Class A	184,000	167,185
Baozun, Inc. ADR (a)(b)	9,900	59,598
BeiGene Ltd. (b)	117,600	1,957,406
Beijing Capital International Airport Co. Ltd. Class H (b)	326,000	240,094
Beijing Dabeinong Technology Group Co. Ltd. Class A (b)	67,200	76,449
Beijing Easpring Material Technology Co. Ltd. Class A	7,100	59,653
Beijing Enterprises Holdings Ltd.	82,000	295,163
Beijing Enterprises Water Group Ltd.	820,000	204,900
Beijing Jingneng Clean Energy Co. Ltd. Class H	138,000	32,903
Beijing Kingsoft Office Software, Inc. Class A	5,556	382,794
Beijing New Building Materials PLC Class A	10,400	40,600
Beijing Shiji Information Technology Co. Ltd. Class A	26,600	99,458
Beijing Tong Ren Tang Chinese Medicine Co. Ltd. (a)	30,000	51,565
Beijing Tongrentang Co. Ltd. Class A	14,100	113,285
Beijing United Information Technology Co. Ltd. Class A	5,200	62,839
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	8,780	148,506
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	3,500	39,296
Betta Pharmaceuticals Co. Ltd. Class A	2,800	24,004
BGI Genomics Co. Ltd. Class A	16,500	165,856
Bilibili, Inc. Class Z (a)(b)	34,000	800,024
Bloomage Biotechnology Corp. Ltd. Class A	5,848	96,637
Security Description	Shares	Value
BOC Aviation Ltd. (d)	37,900	$293,905
BOC Hong Kong Holdings Ltd.	703,500	2,190,160
BOE Technology Group Co. Ltd. Class A	738,800	477,690
BOE Varitronix Ltd.	80,000	138,292
Bosideng International Holdings Ltd.	708,000	395,070
Brii Biosciences Ltd. (a)(b)	50,000	27,550
Budweiser Brewing Co. APAC Ltd. (d)	313,600	954,381
BYD Co. Ltd. Class A	22,300	831,354
BYD Co. Ltd. Class H	156,000	4,588,890
BYD Electronic International Co. Ltd.	127,500	396,792
By-health Co. Ltd. Class A	11,400	35,385
C&D International Investment Group Ltd. (a)	118,028	387,627
Caitong Securities Co. Ltd. Class A	30,160	33,016
Canaan, Inc. ADR (a)(b)	43,600	117,720
Canmax Technologies Co. Ltd. Class A	4,800	35,870
CARsgen Therapeutics Holdings Ltd. (a)(b)(d)	40,000	64,817
CETC Cyberspace Security Technology Co. Ltd. Class A	11,900	67,542
CGN New Energy Holdings Co. Ltd. (a)	158,000	50,126
CGN Power Co. Ltd. Class H (d)	2,791,600	668,345
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	3,200	76,152
Changjiang Securities Co. Ltd. Class A	35,800	29,049
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	4,600	80,521
Chaozhou Three-Circle Group Co. Ltd. Class A	24,900	109,213
Chengxin Lithium Group Co. Ltd. Class A	11,700	58,807
Chervon Holdings Ltd.	18,200	94,540
China Aoyuan Group Ltd. (a)(b)(c)	128,000	4,810
China Baoan Group Co. Ltd. Class A	34,300	56,837
China BlueChemical Ltd. Class H	204,000	52,667
China Cinda Asset Management Co. Ltd. Class H	1,770,592	223,785
China CITIC Bank Corp. Ltd. Class H	1,884,000	947,763
China Coal Energy Co. Ltd. Class H	356,000	270,161

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
China Communications Services Corp. Ltd. Class H	458,000	$225,365
China Conch Environment Protection Holdings Ltd. (a)(b)	262,000	81,514
China Conch Venture Holdings Ltd.	283,000	495,595
China Construction Bank Corp. Class A	243,900	210,996
China Construction Bank Corp. Class H	18,505,000	11,976,265
China CSSC Holdings Ltd. Class A	32,600	111,345
China Datang Corp. Renewable Power Co. Ltd. Class H	556,000	198,958
China East Education Holdings Ltd. (d)	63,000	37,186
China Eastern Airlines Corp. Ltd. Class A (b)	60,800	45,602
China Education Group Holdings Ltd. (a)	166,000	159,773
China Energy Engineering Corp. Ltd. Class A	293,500	103,049
China Everbright Bank Co. Ltd. Class A	384,100	168,358
China Everbright Bank Co. Ltd. Class H	1,095,300	332,269
China Everbright Environment Group Ltd.	575,518	246,845
China Everbright Ltd.	208,000	149,251
China Evergrande Group (a)(b)(c)	547,000	28,744
China Feihe Ltd. (d)	849,000	636,284
China Foods Ltd.	362,000	134,971
China Galaxy Securities Co. Ltd. Class A	27,500	40,257
China Galaxy Securities Co. Ltd. Class H	649,300	326,903
China Gas Holdings Ltd.	545,000	767,320
China Greatwall Technology Group Co. Ltd. Class A	33,600	60,586
China Hongqiao Group Ltd.	401,000	385,351
China International Capital Corp. Ltd. Class A	6,300	35,704
China International Capital Corp. Ltd. Class H (d)	273,600	548,929
China Jinmao Holdings Group Ltd.	816,485	158,949
China Jushi Co. Ltd. Class A	25,717	54,728
China Lesso Group Holdings Ltd.	209,000	186,743
China Life Insurance Co. Ltd. Class A	28,900	140,172
China Life Insurance Co. Ltd. Class H	1,415,000	2,322,097
China Lilang Ltd.	100,000	49,554
Security Description	Shares	Value
China Literature Ltd. (a)(b)(d)	71,000	$366,648
China Longyuan Power Group Corp. Ltd. Class H	756,000	862,449
China Maple Leaf Educational Systems Ltd. (a)(b)(c)	136,000	4,613
China Medical System Holdings Ltd.	234,000	369,195
China Meheco Co. Ltd. Class A	11,700	23,436
China Meidong Auto Holdings Ltd. (a)	194,000	418,434
China Mengniu Dairy Co. Ltd. (b)	601,000	2,463,750
China Merchants Bank Co. Ltd. Class A	232,700	1,159,651
China Merchants Bank Co. Ltd. Class H	738,500	3,750,092
China Merchants Energy Shipping Co. Ltd. Class A	83,300	85,073
China Merchants Port Holdings Co. Ltd.	371,324	570,050
China Merchants Securities Co. Ltd. Class A	71,800	144,201
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	82,900	163,958
China Minsheng Banking Corp. Ltd. Class A	325,200	163,486
China Minsheng Banking Corp. Ltd. Class H (a)	1,745,600	598,123
China Modern Dairy Holdings Ltd. (a)	574,000	73,982
China National Building Material Co. Ltd. Class H	902,000	741,370
China National Chemical Engineering Co. Ltd. Class A	71,900	97,162
China National Nuclear Power Co. Ltd. Class A	197,300	183,789
China National Software & Service Co. Ltd. Class A	8,900	89,370
China New Higher Education Group Ltd. (d)	79,000	25,609
China Nonferrous Mining Corp. Ltd.	212,000	100,254
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	37,800	143,716
China Oilfield Services Ltd. Class H	314,000	322,788
China Oriental Group Co. Ltd. (a)	192,000	36,220
China Overseas Grand Oceans Group Ltd.	216,135	94,783
China Overseas Land & Investment Ltd.	730,500	1,762,303
China Overseas Property Holdings Ltd.	280,000	341,599

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
China Pacific Insurance Group Co. Ltd. Class A	66,000	$249,209
China Pacific Insurance Group Co. Ltd. Class H	480,200	1,273,046
China Petroleum & Chemical Corp. Class A	378,200	309,318
China Petroleum & Chemical Corp. Class H	4,838,000	2,854,981
China Power International Development Ltd.	938,000	373,512
China Railway Group Ltd. Class A	197,100	197,390
China Railway Group Ltd. Class H	877,000	535,175
China Railway Signal & Communication Corp. Ltd. Class A	79,848	63,070
China Rare Earth Resources & Technology Co. Ltd. Class A (b)	14,100	69,349
China Renaissance Holdings Ltd. (b)(d)	18,400	17,030
China Resources Beer Holdings Co. Ltd.	308,721	2,480,065
China Resources Cement Holdings Ltd. (a)	430,000	211,151
China Resources Gas Group Ltd.	168,600	620,176
China Resources Land Ltd.	609,333	2,774,782
China Resources Medical Holdings Co. Ltd.	322,000	279,066
China Resources Microelectronics Ltd. Class A	31,302	276,124
China Resources Mixc Lifestyle Services Ltd. (d)	132,000	694,018
China Resources Pharmaceutical Group Ltd. (d)	250,000	197,811
China Resources Power Holdings Co. Ltd.	334,055	712,734
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	17,300	144,727
China Ruyi Holdings Ltd. (a)(b)	1,643,200	429,740
China Shenhua Energy Co. Ltd. Class A	83,500	342,355
China Shenhua Energy Co. Ltd. Class H	644,000	2,026,604
China South City Holdings Ltd. (a)(b)	476,000	31,494
China Southern Airlines Co. Ltd. Class A (b)	172,600	197,852
China Southern Airlines Co. Ltd. Class H (a)(b)	552,000	393,820
China State Construction Engineering Corp. Ltd. Class A	539,600	455,259
Security Description	Shares	Value
China State Construction International Holdings Ltd.	510,750	$577,822
China Taiping Insurance Holdings Co. Ltd.	318,600	338,765
China Three Gorges Renewables Group Co. Ltd. Class A	396,500	316,638
China Tobacco International HK Co. Ltd.	93,000	120,762
China Tourism Group Duty Free Corp. Ltd. Class A	24,300	649,338
China Tourism Group Duty Free Corp. Ltd. Class H (a)(b)(d)	13,000	320,856
China Tower Corp. Ltd. Class H (d)	9,780,000	1,183,665
China Traditional Chinese Medicine Holdings Co. Ltd.	530,000	277,672
China Travel International Investment Hong Kong Ltd. (a)(b)	266,000	54,672
China United Network Communications Ltd. Class A	421,500	332,768
China Vanke Co. Ltd. Class A	111,100	245,659
China Vanke Co. Ltd. Class H	433,400	683,878
China Water Affairs Group Ltd.	126,000	102,880
China XLX Fertiliser Ltd.	86,000	45,482
China Yangtze Power Co. Ltd. Class A	363,000	1,122,646
China Youran Dairy Group Ltd. (b)(d)	204,000	49,656
China Youzan Ltd. (b)	8,096,000	205,745
China Yuchai International Ltd.	2,300	18,147
China Zhenhua Group Science & Technology Co. Ltd. Class A	4,300	56,446
China Zheshang Bank Co. Ltd. Class A (b)	158,600	66,100
China Zhongwang Holdings Ltd. (a)(b)(c)	231,200	24,740
Chinasoft International Ltd. (b)	452,000	286,349
Chindata Group Holdings Ltd. ADR (b)	31,700	221,583
Chlitina Holding Ltd.	15,000	105,064
Chongqing Brewery Co. Ltd. Class A	7,200	131,176
Chongqing Changan Automobile Co. Ltd. Class A	69,680	121,278
Chongqing Zhifei Biological Products Co. Ltd. Class A	15,400	184,135
Chow Tai Fook Jewellery Group Ltd. (b)	374,800	744,759

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CIFI Ever Sunshine Services Group Ltd.	142,000	$55,424
CIFI Holdings Group Co. Ltd. (a)	927,303	90,330
CIMC Enric Holdings Ltd. (a)	78,000	75,481
CITIC Ltd.	1,060,000	1,238,932
CITIC Securities Co. Ltd. Class A	150,285	448,822
CITIC Securities Co. Ltd. Class H	443,275	948,157
CITIC Telecom International Holdings Ltd.	239,000	97,464
CMGE Technology Group Ltd. (a)(b)	118,000	34,714
CMOC Group Ltd. Class A	183,600	159,993
CMOC Group Ltd. Class H	573,000	346,853
CNGR Advanced Material Co. Ltd. Class A	3,200	33,408
COFCO Joycome Foods Ltd. (a)(b)	478,000	126,191
Contemporary Amperex Technology Co. Ltd. Class A	28,900	1,711,769
COSCO SHIPPING Energy Transportation Co. Ltd. Class A (b)	36,400	71,769
COSCO SHIPPING Holdings Co. Ltd. Class A	120,000	193,036
COSCO SHIPPING Holdings Co. Ltd. Class H	609,900	687,582
COSCO SHIPPING Ports Ltd.	317,826	212,522
Country Garden Holdings Co. Ltd. (a)	2,326,052	653,122
Country Garden Services Holdings Co. Ltd.	410,000	706,872
CRRC Corp. Ltd. Class A	331,200	295,397
CRRC Corp. Ltd. Class H	923,000	503,804
CSC Financial Co. Ltd. Class A	31,500	117,735
CSPC Pharmaceutical Group Ltd.	1,707,280	1,673,664
CStone Pharmaceuticals (a)(b)(d)	173,500	78,626
Daan Gene Co. Ltd. Class A	70,900	166,324
Dada Nexus Ltd. ADR (b)	15,600	132,132
Dali Foods Group Co. Ltd. (d)	627,000	261,419
Daqin Railway Co. Ltd. Class A	189,500	198,605
Daqo New Energy Corp. ADR (b)	12,000	562,080
DaShenLin Pharmaceutical Group Co. Ltd. Class A	6,048	32,820
DingDong Cayman Ltd. ADR (a)(b)	12,700	49,022
Do-Fluoride New Materials Co. Ltd. Class A	3,300	15,967
Security Description	Shares	Value
Dongfang Electric Corp. Ltd. Class A	54,100	$149,466
Dongfeng Motor Group Co. Ltd. Class H	434,000	203,875
Dongyue Group Ltd.	236,000	243,926
DouYu International Holdings Ltd. ADR (b)	37,800	44,982
East Buy Holding Ltd. (a)(b)(d)	76,000	325,316
East Money Information Co. Ltd. Class A	143,284	418,209
Eastern Communications Co. Ltd. Class B	135,500	59,337
E-Commodities Holdings Ltd.	236,000	43,898
Ecovacs Robotics Co. Ltd. Class A	3,400	40,824
Emeren Group Ltd. ADR (a)(b)	13,300	59,185
ENN Energy Holdings Ltd.	150,600	2,062,148
ENN Natural Gas Co. Ltd. Class A	24,700	74,983
ESR Group Ltd. (d)	353,400	633,742
Eve Energy Co. Ltd. Class A	21,906	222,617
Everbright Securities Co. Ltd. Class A	35,500	78,704
Everest Medicines Ltd. (a)(b)(d)	30,000	58,888
Excellence Commercial Property & Facilities Management Group Ltd.	69,000	25,972
Fangda Carbon New Material Co. Ltd. Class A (b)	84,400	79,217
Far East Horizon Ltd. (a)	238,000	213,721
FAW Jiefang Group Co. Ltd. Class A	253,201	306,337
FIH Mobile Ltd. (b)	297,000	32,175
FinVolution Group ADR	34,800	145,116
Fire Rock Holdings Ltd. (a)(b)(c)	290,000	10,344
First Tractor Co. Ltd. Class H	108,000	54,939
Flat Glass Group Co. Ltd. Class A	16,900	84,480
Flat Glass Group Co. Ltd. Class H (a)	76,000	217,371
Focus Media Information Technology Co. Ltd. Class A	101,100	101,055
Foshan Haitian Flavouring & Food Co. Ltd. Class A	41,758	465,362
Fosun International Ltd.	432,000	316,558
Fosun Tourism Group (b)(d)	50,600	64,896
Foxconn Industrial Internet Co. Ltd. Class A	192,600	482,131
Fu Shou Yuan International Group Ltd.	141,000	114,086
Fufeng Group Ltd.	263,000	151,509
Fuyao Glass Industry Group Co. Ltd. Class A	12,300	62,277

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Fuyao Glass Industry Group Co. Ltd. Class H (d)	105,200	$458,701
Ganfeng Lithium Group Co. Ltd. Class A	22,280	215,987
Ganfeng Lithium Group Co. Ltd. Class H (d)	73,080	455,385
G-bits Network Technology Xiamen Co. Ltd. Class A	1,600	110,955
GCL Technology Holdings Ltd. (b)	3,700,000	957,640
GD Power Development Co. Ltd. Class A (b)	239,700	132,811
GDS Holdings Ltd. Class A (b)	143,000	335,916
Geely Automobile Holdings Ltd.	1,096,000	1,412,321
GEM Co. Ltd. Class A	32,900	35,833
Gemdale Corp. Class A	24,500	29,870
Gemdale Properties & Investment Corp. Ltd.	808,000	55,417
Genertec Universal Medical Group Co. Ltd. (d)	93,000	56,290
Genscript Biotech Corp. (b)	228,000	487,770
GF Securities Co. Ltd. Class A	60,100	138,053
GF Securities Co. Ltd. Class H	178,200	252,046
GigaDevice Semiconductor, Inc. Class A	6,928	123,456
Ginlong Technologies Co. Ltd. Class A (b)	3,000	58,435
GoerTek, Inc. Class A	28,300	88,373
Golden Solar New Energy Technology Holdings Ltd. (a)(b)	180,000	161,940
GOME Retail Holdings Ltd. (a)(b)	13,868,000	185,604
GoodWe Technologies Co. Ltd. Class A	2,417	102,104
Gotion High-tech Co. Ltd. Class A	8,500	36,930
Great Wall Motor Co. Ltd. Class A	14,400	58,754
Great Wall Motor Co. Ltd. Class H (a)	572,500	708,379
Gree Electric Appliances, Inc. of Zhuhai Class A	25,000	133,540
Greentown China Holdings Ltd.	142,000	183,785
Greentown Management Holdings Co. Ltd. (d)	153,000	143,527
Greentown Service Group Co. Ltd. (a)	280,000	176,635
Guangdong Haid Group Co. Ltd. Class A	22,500	191,253
Guangdong Investment Ltd.	604,000	617,872
Guangdong Kinlong Hardware Products Co. Ltd. Class A	4,700	54,927
Security Description	Shares	Value
Guanghui Energy Co. Ltd. Class A	204,300	$275,241
Guangzhou Automobile Group Co. Ltd. Class A	48,200	78,336
Guangzhou Automobile Group Co. Ltd. Class H	684,800	432,724
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	10,100	48,673
Guangzhou Haige Communications Group, Inc. Co. Class A	51,100	78,208
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	6,600	84,713
Guangzhou R&F Properties Co. Ltd. Class H (a)(b)	333,200	71,654
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	20,107	219,197
Guangzhou Tinci Materials Technology Co. Ltd. Class A	26,860	164,363
Guosen Securities Co. Ltd. Class A	26,700	36,471
Guotai Junan Securities Co. Ltd. Class A	54,200	113,492
H World Group Ltd. ADR	37,000	1,812,260
Haichang Ocean Park Holdings Ltd. (a)(b)(d)	486,000	105,979
Haidilao International Holding Ltd. (a)(b)(d)	202,000	547,455
Haier Smart Home Co. Ltd. Class A	74,500	245,860
Haier Smart Home Co. Ltd. Class H	431,400	1,350,823
Hainan Meilan International Airport Co. Ltd. Class H (b)	25,000	60,731
Haitian International Holdings Ltd.	104,000	269,586
Haitong Securities Co. Ltd. Class A	61,800	79,404
Haitong Securities Co. Ltd. Class H	714,000	445,691
Hangzhou First Applied Material Co. Ltd. Class A	15,792	135,095
Hangzhou Lion Electronics Co. Ltd. Class A	14,300	113,678
Hangzhou Oxygen Plant Group Co. Ltd. Class A	10,200	49,488
Hangzhou Robam Appliances Co. Ltd. Class A	18,900	78,109
Hangzhou Silan Microelectronics Co. Ltd. Class A	19,900	107,425
Hangzhou Steam Turbine Power Group Co. Ltd. Class B	147,160	210,899

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hangzhou Tigermed Consulting Co. Ltd. Class A	7,900	$110,155
Hangzhou Tigermed Consulting Co. Ltd. Class H (d)	18,000	169,590
Hansoh Pharmaceutical Group Co. Ltd. (d)	306,000	530,443
Harbin Electric Co. Ltd. Class H (b)	36,000	16,627
Health & Happiness H&H International Holdings Ltd.	69,000	115,161
Heilongjiang Agriculture Co. Ltd. Class A	43,700	85,596
Helens International Holdings Co. Ltd. (a)(b)	30,000	51,367
Hello Group, Inc. ADR	33,300	303,030
Henan Shenhuo Coal & Power Co. Ltd. Class A	24,800	63,857
Henan Shuanghui Investment & Development Co. Ltd. Class A	28,100	106,109
Hengan International Group Co. Ltd.	154,000	713,330
Hengli Petrochemical Co. Ltd. Class A	61,000	144,022
Hengtong Optic-electric Co. Ltd. Class A	24,600	54,125
Hengyi Petrochemical Co. Ltd. Class A	291,090	344,187
Hithink RoyalFlush Information Network Co. Ltd. Class A	3,600	107,299
Hongfa Technology Co. Ltd. Class A	7,140	33,918
Hope Education Group Co. Ltd. (a)(b)(d)	186,000	14,667
Hopson Development Holdings Ltd.	191,822	175,469
Hoshine Silicon Industry Co. Ltd. Class A	3,500	42,356
Hua Hong Semiconductor Ltd. (a)(b)(d)	150,000	665,081
Hua Medicine (b)(d)	84,000	38,762
Huadian Power International Corp. Ltd. Class A	84,700	71,481
Huadong Medicine Co. Ltd. Class A	11,260	75,980
Huafon Chemical Co. Ltd. Class A	33,800	36,754
Huaibei Mining Holdings Co. Ltd. Class A	25,800	50,927
Hualan Biological Engineering, Inc. Class A	28,860	91,985
Huaneng Power International, Inc. Class A (b)	89,900	112,216
Huaneng Power International, Inc. Class H (a)(b)	648,000	340,406
Security Description	Shares	Value
Huangshan Tourism Development Co. Ltd. Class B	20,400	$16,820
Huatai Securities Co. Ltd. Class A	50,600	94,194
Huatai Securities Co. Ltd. Class H (d)	360,000	410,950
Huaxi Securities Co. Ltd. Class A	50,700	60,760
Huaxia Bank Co. Ltd. Class A	152,200	119,362
Huayu Automotive Systems Co. Ltd. Class A	18,000	43,866
Huazhong In-Vehicle Holdings Co. Ltd. (a)	162,000	50,561
Hubei Xingfa Chemicals Group Co. Ltd. Class A	16,000	71,051
Huizhou Desay Sv Automotive Co. Ltd. Class A	3,400	54,918
Humanwell Healthcare Group Co. Ltd. Class A	11,800	45,998
Hunan Valin Steel Co. Ltd. Class A	44,000	35,698
Hundsun Technologies, Inc. Class A	19,510	151,292
HUTCHMED China Ltd. ADR (a)(b)	21,100	274,722
HUYA, Inc. ADR (a)(b)	25,100	90,611
Hygeia Healthcare Holdings Co. Ltd. (a)(b)(d)	63,000	449,219
iDreamSky Technology Holdings Ltd. (b)(d)	134,400	74,486
Iflytek Co. Ltd. Class A	35,600	330,088
I-Mab ADR (b)	20,100	69,546
Imeik Technology Development Co. Ltd. Class A	1,900	154,665
Industrial & Commercial Bank of China Ltd. Class A	674,300	438,113
Industrial & Commercial Bank of China Ltd. Class H	10,665,000	5,667,762
Industrial Bank Co. Ltd. Class A	216,000	532,038
Industrial Securities Co. Ltd. Class A	42,900	38,248
Ingenic Semiconductor Co. Ltd. Class A	8,200	106,474
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	292,000	80,439
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	219,500	144,457
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	71,300	301,810
Inner Mongolia Yitai Coal Co. Ltd. Class B	174,300	256,186
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	14,900	18,723

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Innovent Biologics, Inc. (b)(d)	232,500	$1,042,875
Inspur Digital Enterprise Technology Ltd. (b)	450,000	263,902
Inspur Electronic Information Industry Co. Ltd. Class A	7,900	40,483
iQIYI, Inc. ADR (b)	74,200	540,176
JA Solar Technology Co. Ltd. Class A	24,400	203,271
Jacobio Pharmaceuticals Group Co. Ltd. (b)(d)	52,200	48,368
Jafron Biomedical Co. Ltd. Class A	30,500	134,811
Jason Furniture Hangzhou Co. Ltd. Class A	5,330	31,487
JCET Group Co. Ltd. Class A	57,900	274,158
JD Health International, Inc. (b)(d)	203,350	1,507,823
JD.com, Inc. Class A	415,504	9,072,968
Jiangsu Eastern Shenghong Co. Ltd. Class A	23,500	46,552
Jiangsu Expressway Co. Ltd. Class H	224,000	208,312
Jiangsu Hengli Hydraulic Co. Ltd. Class A	13,468	129,916
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	66,324	413,490
Jiangsu King's Luck Brewery JSC Ltd. Class A	7,700	72,704
Jiangsu Pacific Quartz Co. Ltd. Class A (b)	6,800	122,285
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	14,700	353,096
Jiangsu Yangnong Chemical Co. Ltd. Class A	2,100	29,709
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	72,900	337,778
Jiangsu Zhongtian Technology Co. Ltd. Class A	24,900	62,038
Jiangxi Copper Co. Ltd. Class A	32,700	94,187
Jiangxi Copper Co. Ltd. Class H	192,000	325,056
Jiangxi Special Electric Motor Co. Ltd. Class A (b)	14,700	32,998
Jinan Acetate Chemical Co. Ltd.	11,000	126,338
Jinchuan Group International Resources Co. Ltd. (a)	832,000	66,900
JinkoSolar Holding Co. Ltd. ADR (a)(b)	8,400	428,568
Jinxin Fertility Group Ltd. (d)	297,000	199,845
JiuGui Liquor Co. Ltd. Class A	2,200	41,369
Jiumaojiu International Holdings Ltd. (a)(d)	137,000	325,690
Security Description	Shares	Value
Joinn Laboratories China Co. Ltd. Class A	3,332	$25,411
Jointown Pharmaceutical Group Co. Ltd. Class A	34,900	75,920
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	5,170	27,968
JOYY, Inc. ADR	11,700	364,806
Juewei Food Co. Ltd. Class A	4,000	25,564
Kangji Medical Holdings Ltd. (a)	92,000	112,330
Kanzhun Ltd. ADR (b)	37,200	707,916
KE Holdings, Inc. ADR (b)	127,300	2,398,332
Keda Industrial Group Co. Ltd. Class A	17,700	37,262
Kerry Logistics Network Ltd. (a)	101,500	157,686
Keymed Biosciences, Inc. (b)(d)	36,000	266,172
Kingboard Holdings Ltd.	162,000	498,117
Kingdee International Software Group Co. Ltd. (b)	624,000	1,007,987
Kingsoft Cloud Holdings Ltd. ADR (a)(b)	32,200	286,258
Kingsoft Corp. Ltd.	191,200	939,918
Kintor Pharmaceutical Ltd. (b)(d)	28,500	23,479
Konka Group Co. Ltd. Class B	8,900	2,051
Kuaishou Technology (b)(d)	336,200	2,585,131
Kuang-Chi Technologies Co. Ltd. Class A	107,500	259,856
Kunlun Energy Co. Ltd.	1,042,000	813,514
Kweichow Moutai Co. Ltd. Class A	14,600	3,859,284
KWG Group Holdings Ltd. (a)(b)	805,500	128,104
LB Group Co. Ltd. Class A	11,000	32,398
Lee & Man Paper Manufacturing Ltd. (a)	156,000	62,387
Lenovo Group Ltd.	1,316,000	1,425,764
Lens Technology Co. Ltd. Class A	26,800	52,726
Lepu Medical Technology Beijing Co. Ltd. Class A	9,700	32,727
LexinFintech Holdings Ltd. ADR (b)	28,100	76,151
Li Auto, Inc. Class A (b)	213,500	2,670,026
Li Ning Co. Ltd.	447,000	3,515,144
Lifetech Scientific Corp. (b)	1,054,000	374,498
Lingyi iTech Guangdong Co. Class A (b)	50,400	45,456
Linklogis, Inc. Class B (b)(d)	122,000	56,167
Longfor Group Holdings Ltd. (d)	350,000	987,122

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
LONGi Green Energy Technology Co. Ltd. Class A	86,492	$509,282
Lonking Holdings Ltd.	174,000	31,177
Lufax Holding Ltd. ADR	136,200	277,848
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	3,700	24,535
Luxshare Precision Industry Co. Ltd. Class A	73,168	323,426
Luye Pharma Group Ltd. (b)(d)	305,000	141,489
Luzhou Laojiao Co. Ltd. Class A	18,500	683,664
Mango Excellent Media Co. Ltd. Class A	9,700	52,627
Maoyan Entertainment (a)(b)(d)	41,600	44,787
Maxscend Microelectronics Co. Ltd. Class A	4,000	72,575
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (b)	24,000	26,312
Meitu, Inc. (a)(b)(d)	814,000	273,000
Meituan Class B (b)(d)	944,410	17,133,579
Metallurgical Corp. of China Ltd. Class A	116,300	66,040
Microport Scientific Corp. (b)	97,308	229,182
Midea Real Estate Holding Ltd. (d)	42,400	51,885
Ming Yang Smart Energy Group Ltd. Class A	25,500	83,731
Ming Yuan Cloud Group Holdings Ltd. (a)	94,000	59,978
MINISO Group Holding Ltd. ADR	15,000	266,100
Minth Group Ltd.	122,000	370,288
MMG Ltd. (b)	576,000	168,942
Mobvista, Inc. (b)(d)	53,000	28,132
Montage Technology Co. Ltd. Class A	9,953	101,043
Muyuan Foods Co. Ltd. Class A	56,823	404,927
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	44,159	104,946
NARI Technology Co. Ltd. Class A	77,440	305,528
NAURA Technology Group Co. Ltd. Class A	5,200	201,913
NavInfo Co. Ltd. Class A	34,200	67,450
Nayuki Holdings Ltd. (b)	70,000	75,660
NetDragon Websoft Holdings Ltd.	53,500	94,064
NetEase, Inc.	387,100	6,833,382
New China Life Insurance Co. Ltd. Class A	11,300	50,132
Security Description	Shares	Value
New China Life Insurance Co. Ltd. Class H	154,000	$365,751
New Hope Liuhe Co. Ltd. Class A (b)	42,400	81,706
New Horizon Health Ltd. (b)(d)	24,000	83,169
New Oriental Education & Technology Group, Inc. (b)	297,900	1,143,200
Nexteer Automotive Group Ltd.	160,000	101,052
Ninestar Corp. Class A	16,800	109,790
Ningbo Deye Technology Co. Ltd. Class A	3,000	113,003
Ningbo Joyson Electronic Corp. Class A (b)	16,900	37,577
Ningbo Orient Wires & Cables Co. Ltd. Class A	10,600	76,039
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	4,054	40,514
Ningbo Shanshan Co. Ltd. Class A	19,400	48,746
Ningbo Tuopu Group Co. Ltd. Class A	16,500	154,737
Ningxia Baofeng Energy Group Co. Ltd. Class A	107,000	230,101
NIO, Inc. ADR (b)	257,800	2,709,478
Noah Holdings Ltd. ADR (a)(b)	6,600	109,230
Nongfu Spring Co. Ltd. Class H (d)	336,200	1,938,455
North Industries Group Red Arrow Co. Ltd. Class A	5,600	18,636
Ocumension Therapeutics (b)(d)	19,000	24,175
Offshore Oil Engineering Co. Ltd. Class A	92,400	82,477
Oppein Home Group, Inc. Class A	6,300	110,901
Orient Securities Co. Ltd. Class A	41,728	59,564
Ovctek China, Inc. Class A	4,620	22,285
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (b)	49,000	35,238
PDD Holdings, Inc. ADR (b)	97,700	7,415,430
Peijia Medical Ltd. (b)(d)	176,000	220,328
People's Insurance Co. Group of China Ltd. Class A	77,000	58,348
People's Insurance Co. Group of China Ltd. Class H	2,128,000	710,069
Perfect World Co. Ltd. Class A	10,650	26,400
PetroChina Co. Ltd. Class A	224,400	193,345
PetroChina Co. Ltd. Class H	4,018,000	2,373,554
Pharmaron Beijing Co. Ltd. Class A	7,200	51,381

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Pharmaron Beijing Co. Ltd. Class H (d)	37,750	$157,985
PICC Property & Casualty Co. Ltd. Class H	1,291,700	1,317,666
Ping An Bank Co. Ltd. Class A	200,400	365,420
Ping An Healthcare & Technology Co. Ltd. (a)(b)(d)	129,500	326,096
Ping An Insurance Group Co. of China Ltd. Class A	131,990	874,965
Ping An Insurance Group Co. of China Ltd. Class H	1,217,000	7,872,981
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	35,200	53,080
Poly Developments & Holdings Group Co. Ltd. Class A	136,000	279,399
Poly Property Group Co. Ltd.	196,120	43,127
Pop Mart International Group Ltd. (a)(d)	154,800	421,534
Postal Savings Bank of China Co. Ltd. Class A	334,800	226,847
Postal Savings Bank of China Co. Ltd. Class H (a)(d)	1,474,000	874,159
Power Construction Corp. of China Ltd. Class A	142,200	147,552
Powerlong Real Estate Holdings Ltd. (a)	913,000	157,357
Prosus NV (b)	153,657	12,053,592
Proya Cosmetics Co. Ltd. Class A	1,960	51,935
Pylon Technologies Co. Ltd. Class A	1,591	56,926
Q Technology Group Co. Ltd. (b)	47,000	25,699
Qinghai Salt Lake Industry Co. Ltd. Class A (b)	55,800	181,630
Radiance Holdings Group Co. Ltd. (a)	99,000	55,995
Raytron Technology Co. Ltd. Class A	5,962	42,492
Redco Properties Group Ltd. (a)(b)(d)	108,000	18,291
Riyue Heavy Industry Co. Ltd. Class A	13,800	44,728
RLX Technology, Inc. ADR (b)	114,100	330,890
Rongsheng Petrochemical Co. Ltd. Class A	103,050	227,254
SAIC Motor Corp. Ltd. Class A	73,500	153,920
Sailun Group Co. Ltd. Class A	11,700	18,448
Sangfor Technologies, Inc. Class A	5,800	125,152
Sany Heavy Equipment International Holdings Co. Ltd.	192,000	199,563
Security Description	Shares	Value
Sany Heavy Industry Co. Ltd. Class A	99,800	$248,156
Satellite Chemical Co. Ltd. Class A	24,680	57,458
Seazen Group Ltd. (b)	491,333	127,026
Seazen Holdings Co. Ltd. Class A (b)	13,900	32,984
SF Holding Co. Ltd. Class A	50,900	410,047
SG Micro Corp. Class A	4,850	109,814
Shaanxi Coal Industry Co. Ltd. Class A	99,600	294,984
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	26,100	52,441
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	33,800	97,622
Shandong Gold Mining Co. Ltd. Class A	37,600	120,618
Shandong Gold Mining Co. Ltd. Class H (a)(d)	133,750	271,745
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	13,650	70,080
Shandong Linglong Tyre Co. Ltd. Class A	25,208	71,814
Shandong Nanshan Aluminum Co. Ltd. Class A	82,200	40,591
Shandong Sun Paper Industry JSC Ltd. Class A	17,800	31,570
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	546,000	872,456
Shanghai Aiko Solar Energy Co. Ltd. Class A (b)	24,700	119,289
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	6,664	39,684
Shanghai Baosight Software Co. Ltd. Class A	36,167	306,734
Shanghai Baosight Software Co. Ltd. Class B	114,414	378,310
Shanghai Chlor-Alkali Chemical Co. Ltd. Class B	100,625	65,383
Shanghai Electric Group Co. Ltd. Class A (b)	55,900	36,009
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	22,400	105,812
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	81,000	230,298
Shanghai Fudan Microelectronics Group Co. Ltd. Class A	4,669	44,537
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	53,000	195,844
Shanghai Haixin Group Co. Class B	42,000	12,797

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shanghai Highly Group Co. Ltd. Class B	24,100	$10,985
Shanghai Industrial Holdings Ltd.	53,000	70,850
Shanghai International Airport Co. Ltd. Class A (b)	18,700	151,819
Shanghai International Port Group Co. Ltd. Class A	63,800	51,544
Shanghai Jinjiang International Hotels Co. Ltd. Class A	5,500	50,413
Shanghai Jinqiao Export Processing Zone Development Co. Ltd. Class B	85,900	81,909
Shanghai Junshi Biosciences Co. Ltd. Class A (b)	14,779	103,233
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	154,704	119,590
Shanghai M&G Stationery, Inc. Class A	6,100	43,618
Shanghai Mechanical & Electrical Industry Co. Ltd. Class B	62,000	66,304
Shanghai Medicilon, Inc. Class A	443	10,079
Shanghai New Power Automotive Technology Co. Ltd. Class B	32,500	13,028
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	25,600	75,945
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	142,300	265,737
Shanghai Pudong Development Bank Co. Ltd. Class A	334,800	350,626
Shanghai Putailai New Energy Technology Co. Ltd. Class A	20,160	146,839
Shanghai RAAS Blood Products Co. Ltd. Class A	455,400	426,401
Shanghai Rural Commercial Bank Co. Ltd. Class A	108,800	91,307
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	42,500	50,295
Shangri-La Asia Ltd. (b)	156,000	146,264
Shanxi Coking Coal Energy Group Co. Ltd. Class A	129,480	207,288
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	68,800	219,497
Shanxi Meijin Energy Co. Ltd. Class A	34,400	46,045
Shanxi Taigang Stainless Steel Co. Ltd. Class A	42,100	26,632
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	12,660	500,952
Security Description	Shares	Value
Shengyi Technology Co. Ltd. Class A	55,900	$150,473
Shennan Circuits Co. Ltd. Class A	9,560	128,664
Shenwan Hongyuan Group Co. Ltd. Class A	224,600	136,494
Shenzhen Capchem Technology Co. Ltd. Class A	9,000	64,153
Shenzhen Dynanonic Co. Ltd. Class A	2,400	66,380
Shenzhen Energy Group Co. Ltd. Class A	52,200	46,488
Shenzhen Inovance Technology Co. Ltd. Class A	30,750	315,231
Shenzhen International Holdings Ltd.	269,246	238,230
Shenzhen Investment Ltd.	724,301	128,062
Shenzhen Kangtai Biological Products Co. Ltd. Class A	15,360	70,795
Shenzhen Kedali Industry Co. Ltd. Class A	1,200	22,671
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	15,900	721,895
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	8,600	76,604
Shenzhen Overseas Chinese Town Co. Ltd. Class A	50,300	35,328
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	7,200	37,116
Shenzhen SC New Energy Technology Corp. Class A	4,900	81,705
Shenzhen Senior Technology Material Co. Ltd. Class A	5,900	16,562
Shenzhen Transsion Holdings Co. Ltd. Class A	5,516	81,345
Shenzhou International Group Holdings Ltd.	170,400	1,787,511
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	17,400	73,710
Shimao Group Holdings Ltd. (b)(c)	220,500	31,039
Shimao Services Holdings Ltd. (a)(b)(d)	71,000	17,750
Shoucheng Holdings Ltd.	176,000	45,351
Shougang Fushan Resources Group Ltd.	244,000	77,570
Shui On Land Ltd.	328,000	39,746
Sichuan Chuantou Energy Co. Ltd. Class A	76,700	147,889
Sichuan Expressway Co. Ltd. Class H	20,000	4,792
Sichuan New Energy Power Co. Ltd. (b)	6,400	14,868

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sichuan Road & Bridge Group Co. Ltd. Class A	39,400	$79,174
Sichuan Swellfun Co. Ltd. Class A	3,400	37,273
Sieyuan Electric Co. Ltd. Class A	11,100	73,925
Sihuan Pharmaceutical Holdings Group Ltd.	463,000	46,728
Silergy Corp.	61,000	968,471
Sinoma Science & Technology Co. Ltd. Class A	11,600	40,810
Sinomine Resource Group Co. Ltd. Class A	2,200	22,556
Sino-Ocean Group Holding Ltd. (a)	296,000	33,500
Sinopec Engineering Group Co. Ltd. Class H	563,000	279,829
Sinopec Kantons Holdings Ltd.	120,000	44,345
Sinopec Shanghai Petrochemical Co. Ltd. Class A	133,200	65,534
Sinopharm Group Co. Ltd. Class H	232,400	702,254
SITC International Holdings Co. Ltd.	281,000	603,910
Skshu Paint Co. Ltd. Class A (b)	2,520	42,715
Smoore International Holdings Ltd. (a)(d)	343,000	439,102
SOHO China Ltd. (b)	353,000	58,787
Sohu.com Ltd. ADR (b)	8,000	117,840
Songcheng Performance Development Co. Ltd. Class A	32,040	76,054
StarPower Semiconductor Ltd. Class A	1,900	76,090
Sun King Technology Group Ltd. (b)	146,000	34,670
Sunac China Holdings Ltd. (b)(c)	491,000	71,618
Sunac Services Holdings Ltd. (a)(d)	325,000	138,319
Sungrow Power Supply Co. Ltd. Class A	16,700	255,551
Sunny Optical Technology Group Co. Ltd.	131,900	1,591,578
Sunwoda Electronic Co. Ltd. Class A	18,900	55,520
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	11,100	49,010
Suzhou Maxwell Technologies Co. Ltd. Class A	1,280	56,851
SY Holdings Group Ltd.	92,500	68,034
TAL Education Group ADR (b)	83,700	536,517
TBEA Co. Ltd. Class A	113,000	357,190
Security Description	Shares	Value
TCL Electronics Holdings Ltd. (b)	73,000	$30,760
TCL Technology Group Corp. Class A	139,900	90,210
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	65,100	458,992
Tencent Holdings Ltd.	1,190,600	58,183,411
Tencent Music Entertainment Group ADR (b)	143,100	1,184,868
Theme International Holdings Ltd. (b)	750,000	81,307
Thunder Software Technology Co. Ltd. Class A	6,400	101,071
TI Fluid Systems PLC (d)	59,340	78,800
Tiangong International Co. Ltd.	104,000	33,453
Tianma Microelectronics Co. Ltd. Class A	57,200	87,634
Tianneng Power International Ltd. (a)	78,000	92,381
Tianqi Lithium Corp. Class A (b)	15,200	167,448
Tianshui Huatian Technology Co. Ltd. Class A	237,400	350,013
Tibet Summit Resources Co. Ltd. Class A (b)	12,400	41,387
Tingyi Cayman Islands Holding Corp.	442,000	739,663
Titan Wind Energy Suzhou Co. Ltd. Class A	11,000	23,645
Toly Bread Co. Ltd. Class A	28,200	63,950
Tong Ren Tang Technologies Co. Ltd. Class H	51,000	44,837
Tongcheng Travel Holdings Ltd. (b)	306,400	666,954
Tongdao Liepin Group (a)(b)	19,400	25,381
TongFu Microelectronics Co. Ltd. Class A (b)	89,900	291,335
Tongkun Group Co. Ltd. Class A	12,700	26,563
Tongling Nonferrous Metals Group Co. Ltd. Class A	346,900	162,496
Tongwei Co. Ltd. Class A	46,800	265,344
Topchoice Medical Corp. Class A (b)	2,000	37,636
Topsports International Holdings Ltd. (d)	301,000	274,375
Towngas Smart Energy Co. Ltd. (b)	100,407	43,533
TravelSky Technology Ltd. Class H	177,000	329,812
Trina Solar Co. Ltd. Class A	19,751	149,736
Trip.com Group Ltd. ADR (b)	102,500	3,861,175
Triumph New Energy Co. Ltd. Class H (a)(b)	34,000	35,891
Tsingtao Brewery Co. Ltd. Class A	4,500	79,024

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Tsingtao Brewery Co. Ltd. Class H	118,000	$1,289,758
Tuya, Inc. ADR (b)	50,200	94,878
Unigroup Guoxin Microelectronics Co. Ltd. Class A	11,519	186,455
Uni-President China Holdings Ltd.	197,000	198,687
Unisplendour Corp. Ltd. Class A	53,180	227,229
Up Fintech Holding Ltd. ADR (a)(b)	21,800	72,594
Venus MedTech Hangzhou, Inc. Class H (a)(b)(d)	26,500	36,279
Vesync Co. Ltd.	57,000	23,308
Vipshop Holdings Ltd. ADR (b)	86,000	1,305,480
Viva Biotech Holdings (b)(d)	81,500	15,489
Vnet Group, Inc. ADR (b)	24,100	78,084
VSTECS Holdings Ltd.	136,000	79,735
Walvax Biotechnology Co. Ltd. Class A	21,900	109,887
Wanhua Chemical Group Co. Ltd. Class A	34,300	478,379
Want Want China Holdings Ltd.	1,015,000	653,035
Weibo Corp. ADR (b)	16,510	331,191
Weichai Power Co. Ltd. Class A	79,100	145,362
Weichai Power Co. Ltd. Class H	337,000	540,757
Weihai Guangwei Composites Co. Ltd. Class A	10,200	75,845
Weimob, Inc. (a)(b)(d)	359,000	222,223
Wens Foodstuffs Group Co. Ltd. Class A	85,960	256,236
West China Cement Ltd.	262,000	32,081
Western Securities Co. Ltd. Class A	30,800	28,576
Western Superconducting Technologies Co. Ltd. Class A	4,824	57,408
Will Semiconductor Co. Ltd. Shanghai Class A	10,935	145,487
Wilmar International Ltd.	368,700	1,169,180
Wingtech Technology Co. Ltd. Class A	8,000	64,534
Wuchan Zhongda Group Co. Ltd. Class A	175,700	124,161
Wuhan Guide Infrared Co. Ltd. Class A	46,648	82,248
Wuliangye Yibin Co. Ltd. Class A	46,700	1,335,121
Wuling Motors Holdings Ltd. (a)	320,000	35,031
WUS Printed Circuit Kunshan Co. Ltd. Class A	13,640	42,723
Security Description	Shares	Value
WuXi AppTec Co. Ltd. Class A	28,200	$326,310
WuXi AppTec Co. Ltd. Class H (d)	61,103	639,916
Wuxi Biologics Cayman, Inc. (b)(d)	678,500	4,180,862
Wuxi Shangji Automation Co. Ltd. Class A	5,500	81,880
XCMG Construction Machinery Co. Ltd. Class A	112,400	113,468
XD, Inc. (b)	22,000	75,357
Xiabuxiabu Catering Management China Holdings Co. Ltd. (d)	140,500	128,100
Xiamen C & D, Inc. Class A	72,000	126,339
Xiamen Faratronic Co. Ltd. Class A	1,900	40,450
Xiamen Tungsten Co. Ltd. Class A	14,700	43,630
Xiaomi Corp. Class B (b)(d)	2,882,000	4,435,225
Xinhua Winshare Publishing & Media Co. Ltd. Class H	66,000	51,843
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	22,900	36,855
Xinyi Glass Holdings Ltd.	341,000	610,010
Xinyi Solar Holdings Ltd.	945,811	1,133,829
XPeng, Inc. Class A (a)(b)	169,200	939,196
Xtep International Holdings Ltd.	204,077	259,922
Yadea Group Holdings Ltd. (d)	252,000	649,128
Yangzhou Yangjie Electronic Technology Co. Ltd. Class A	9,500	76,196
Yangzijiang Shipbuilding Holdings Ltd.	486,600	440,551
Yankuang Energy Group Co. Ltd. Class A	27,700	143,619
Yankuang Energy Group Co. Ltd. Class H	288,000	1,031,161
Yanlord Land Group Ltd.	128,800	88,303
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	11,700	48,242
Yeahka Ltd. (a)(b)	28,000	83,185
Yealink Network Technology Corp. Ltd. Class A	8,400	93,151
Yifeng Pharmacy Chain Co. Ltd. Class A	6,916	58,349
Yihai International Holding Ltd. (a)(b)	76,000	223,296
Yihai Kerry Arawana Holdings Co. Ltd. Class A	10,000	62,760
Yixin Group Ltd. (a)(b)(d)	141,000	18,324
YongXing Special Materials Technology Co. Ltd. Class A	3,400	41,720

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Yonyou Network Technology Co. Ltd. Class A	51,830	$190,167
Youdao, Inc. ADR (b)	10,100	85,850
Youngy Co. Ltd. Class A (b)	3,200	35,369
YTO Express Group Co. Ltd. Class A	44,600	118,856
Yuexiu Property Co. Ltd.	305,800	462,372
Yuexiu Transport Infrastructure Ltd. (a)	208,000	110,300
Yum China Holdings, Inc.	80,900	5,128,251
Yunda Holding Co. Ltd. Class A	18,850	32,441
Yunnan Aluminium Co. Ltd. Class A	41,400	81,979
Yunnan Baiyao Group Co. Ltd. Class A	12,880	102,584
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	4,100	76,483
Yunnan Energy New Material Co. Ltd. Class A	8,000	132,838
Yunnan Yuntianhua Co. Ltd. Class A (b)	19,100	59,052
Zai Lab Ltd. ADR (b)	17,795	591,862
Zangge Mining Co. Ltd. Class A	16,400	57,775
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	5,600	231,823
Zhaojin Mining Industry Co. Ltd. Class H (a)(b)	266,500	404,142
Zhejiang Century Huatong Group Co. Ltd. Class A (b)	140,100	123,036
Zhejiang Chint Electrics Co. Ltd. Class A	13,200	53,789
Zhejiang Dahua Technology Co. Ltd. Class A	49,600	163,389
Zhejiang Dingli Machinery Co. Ltd. Class A	8,260	65,939
Zhejiang Expressway Co. Ltd. Class H	172,000	136,843
Zhejiang HangKe Technology, Inc.Co. Class A	5,639	36,957
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	27,000	79,302
Zhejiang Huayou Cobalt Co. Ltd. Class A	18,890	151,464
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	20,600	196,569
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	11,900	57,633
Zhejiang Juhua Co. Ltd. Class A	28,100	72,324
Zhejiang NHU Co. Ltd. Class A	16,848	44,034
Security Description	Shares	Value
Zhejiang Supcon Technology Co. Ltd. Class A	9,268	$140,646
Zhejiang Supor Co. Ltd. Class A	3,800	29,935
Zhejiang Weiming Environment Protection Co. Ltd. Class A	23,400	62,188
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	12,400	85,975
Zhejiang Yongtai Technology Co. Ltd. Class A	12,100	36,927
Zheshang Securities Co. Ltd. Class A	21,700	31,865
ZhongAn Online P&C Insurance Co. Ltd. Class H (a)(b)(d)	123,000	386,521
Zhongsheng Group Holdings Ltd.	141,000	694,756
Zhongtai Securities Co. Ltd. Class A	72,500	70,830
Zhou Hei Ya International Holdings Co. Ltd. (b)(d)	202,000	95,557
Zhuzhou CRRC Times Electric Co. Ltd.	99,800	434,213
Zhuzhou CRRC Times Electric Co. Ltd. Class A	2,088	14,540
Zhuzhou Kibing Group Co. Ltd. Class A	19,700	29,969
Zijin Mining Group Co. Ltd. Class A	239,700	431,006
Zijin Mining Group Co. Ltd. Class H	1,066,000	1,778,459
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	87,400	79,071
ZTE Corp. Class A	41,400	196,342
ZTE Corp. Class H	150,800	441,974
ZTO Express Cayman, Inc. ADR	80,600	2,309,996
		444,731,936
COLOMBIA — 0.0% (f)
Bancolombia SA ADR	5,003	125,725
Bancolombia SA	45,934	344,950
Bancolombia SA Preference Shares	65,472	410,034
Cementos Argos SA	60,790	39,376
Frontera Energy Corp. (b)	10,400	89,603
Grupo Argos SA	49,231	96,046
Interconexion Electrica SA ESP	67,960	220,976
		1,326,710
CYPRUS — 0.0% (f)
Atalaya Mining PLC	10,407	43,879
CZECH REPUBLIC — 0.0% (f)
CEZ AS	27,202	1,323,034

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Komercni Banka AS	11,765	$390,933
Moneta Money Bank AS (d)	69,836	280,672
Philip Morris CR AS	128	104,372
		2,099,011
DENMARK — 1.8%
ALK-Abello AS (b)	28,843	448,384
Alm Brand AS	158,651	297,119
Ambu AS Class B (b)	30,522	459,820
AP Moller - Maersk AS Class A	597	1,061,082
AP Moller - Maersk AS Class B	956	1,740,974
Bavarian Nordic AS (b)	12,839	370,579
Better Collective AS (b)	4,859	94,563
Carlsberg AS Class B	18,496	2,875,324
cBrain AS	1,152	23,633
Cementir Holding NV	5,474	46,924
Chemometec AS (b)	3,082	177,550
Chr Hansen Holding AS	20,301	1,547,188
Coloplast AS Class B	22,577	2,978,201
D/S Norden AS	5,060	340,918
Danske Bank AS (b)	130,904	2,638,546
Demant AS (b)	17,406	612,203
Dfds AS	6,404	260,324
DSV AS	36,214	7,034,910
FLSmidth & Co. AS	11,386	437,006
Genmab AS (b)	12,779	4,839,547
GN Store Nord AS (b)	23,840	535,555
H Lundbeck AS	46,588	215,977
H Lundbeck AS Class A	11,647	49,465
ISS AS (b)	32,910	672,916
Jyske Bank AS (b)	9,331	655,113
Matas AS	12,409	152,464
Netcompany Group AS (b)(d)	6,939	253,705
Nilfisk Holding AS (b)	3,415	67,337
NKT AS (b)	7,446	389,066
Novo Nordisk AS Class B	317,923	50,587,192
Novozymes AS Class B	38,999	2,000,599
NTG Nordic Transport Group AS Class A (b)	2,507	149,704
Orsted AS (d)	35,883	3,065,381
Pandora AS	17,616	1,694,084
Per Aarsleff Holding AS	4,610	198,343
Ringkjoebing Landbobank AS	5,538	783,644
ROCKWOOL AS Class B	1,620	397,994
Royal Unibrew AS	10,061	878,668
Scandinavian Tobacco Group AS Class A (d)	10,671	212,843
Schouw & Co. AS	2,520	211,502
SimCorp AS	7,378	559,101
Solar AS Class B	889	71,892
Spar Nord Bank AS	14,608	231,164
Sydbank AS	12,130	546,399
Topdanmark AS (b)	9,578	512,988
Trifork Holding AG (a)	1,282	29,729
Tryg AS	71,427	1,564,707
Security Description	Shares	Value
Vestas Wind Systems AS	194,903	$5,690,937
Zealand Pharma AS (b)	7,976	250,354
		100,913,618
EGYPT — 0.0% (f)
Centamin PLC	201,929	260,745
Commercial International Bank Egypt SAE	494,266	818,073
Eastern Co. SAE	208,719	118,842
E-Finance for Digital & Financial Investments	67,568	37,821
Egyptian Financial Group-Hermes Holding Co. (b)	116,839	63,615
ElSewedy Electric Co. (b)	69,110	33,809
Energean PLC (a)	22,295	358,918
Talaat Moustafa Group	131,579	37,125
Telecom Egypt Co.	60,241	48,421
		1,777,369
FAEROE ISLANDS — 0.0% (f)
Bakkafrost P/F	9,158	591,049
FINLAND — 0.8%
Aktia Bank Oyj	16,282	168,927
Anora Group Oyj (a)	4,874	29,341
Cargotec Oyj Class B	7,304	356,203
Caverion Oyj	14,031	130,641
Citycon Oyj (a)(b)	19,217	131,586
Elisa Oyj	28,135	1,699,912
Finnair Oyj (b)	99,297	55,113
Fortum Oyj (b)	83,504	1,281,458
F-Secure Oyj	14,547	50,628
Huhtamaki Oyj	17,667	657,504
Incap Oyj (a)	16,707	326,642
Jervois Global Ltd. (a)(b)	314,205	14,011
Kemira Oyj	20,338	358,959
Kempower Oyj (a)(b)	5,722	154,591
Kesko Oyj Class B	51,351	1,105,584
Kojamo Oyj (a)	24,325	286,788
Kone Oyj Class B	64,440	3,366,848
Konecranes Oyj	11,121	373,601
Marimekko Oyj	4,180	44,397
Metsa Board Oyj Class B (a)	32,480	262,244
Metso Outotec Oyj	124,684	1,363,920
Musti Group Oyj (b)	7,349	128,579
Neste Oyj	82,276	4,072,062
Nokia Oyj (e)	1,036,680	5,098,093
Nokia Oyj (e)	12,368	60,811
Nokian Renkaat Oyj	27,502	263,581
Nordea Bank Abp (e)	622,491	6,653,197
Nordea Bank Abp (e)	1,995	21,355
Oriola Oyj Class B	11,775	18,115
Orion Oyj Class B	21,579	966,271
Outokumpu Oyj (a)	68,881	375,879
Puuilo Oyj	13,810	100,742
QT Group Oyj (b)	2,926	214,290
Revenio Group Oyj	3,977	167,082

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Rovio Entertainment Oyj (d)	11,604	$98,468
Sampo Oyj Class A	93,142	4,402,820
Sanoma Oyj	13,408	117,944
Stora Enso Oyj Class R	102,489	1,335,766
Talenom Oyj	3,511	31,432
TietoEVRY Oyj	18,713	588,921
Tokmanni Group Corp. (a)	9,924	137,286
UPM-Kymmene Oyj (b)	101,139	3,403,161
Uponor Oyj	11,690	216,782
Valmet Oyj (a)	33,438	1,087,475
Wartsila OYJ Abp	86,234	815,276
YIT Oyj	22,823	60,934
		42,655,220
FRANCE — 6.1%
AB Science SA (b)	2,718	16,797
ABC arbitrage	11,541	76,110
Accor SA (b)	31,033	1,010,730
Adevinta ASA (b)	53,088	376,755
Aeroports de Paris (b)	5,421	775,303
Air France-KLM (b)	200,576	370,278
Air Liquide SA	100,401	16,836,200
Airbus SE	113,468	15,182,884
AKWEL	1,074	15,846
ALD SA (d)	31,560	370,625
Alstom SA	60,141	1,640,361
Altarea SCA REIT	636	78,398
Alten SA	5,699	911,648
Amundi SA (d)	11,804	745,096
Antin Infrastructure Partners SA	8,410	152,722
Arkema SA	11,520	1,139,493
Atos SE (b)	36,850	457,957
Aubay	1,140	58,606
AXA SA	362,149	11,071,780
Believe SA (b)	2,588	27,268
Beneteau SA	8,515	142,548
BioMerieux	7,533	795,528
BNP Paribas SA	213,264	12,758,498
Boiron SA	454	19,582
Bollore SE	168,050	1,040,692
Bonduelle SCA	1,324	17,325
Bouygues SA	42,018	1,419,650
Bureau Veritas SA	54,681	1,573,945
Capgemini SE	30,947	5,761,388
Carmila SA REIT	9,871	148,295
Carrefour SA	113,067	2,290,052
Casino Guichard Perrachon SA (b)	10,842	76,880
CGG SA (b)	253,845	196,129
Chargeurs SA	5,285	89,452
Cie de Saint-Gobain	92,888	5,289,579
Cie des Alpes	3,159	44,014
Cie Generale des Etablissements Michelin SCA	128,455	3,933,708
Cie Plastic Omnium SA	11,639	212,388
Security Description	Shares	Value
Coface SA	17,138	$243,197
Covivio SA REIT	9,481	552,503
Credit Agricole SA	231,087	2,611,625
Danone SA	123,222	7,681,103
Dassault Aviation SA	4,505	892,827
Dassault Systemes SE	126,054	5,209,207
Derichebourg SA	21,744	127,937
Edenred	47,415	2,811,289
Eiffage SA	15,661	1,697,817
Elior Group SA (b)(d)	27,606	97,275
Elis SA	51,067	978,417
Engie SA	345,356	5,474,978
Equasens	1,458	113,548
Eramet SA	1,844	193,106
Esker SA	1,312	187,336
EssilorLuxottica SA	55,814	10,082,632
Etablissements Maurel et Prom SA	19,383	72,541
Eurazeo SE	7,948	566,759
Euroapi SA (b)	8,007	91,558
Eutelsat Communications SA	35,649	238,334
Faurecia SE (b)(e)	22,082	480,783
Faurecia SE (b)(e)	5,581	121,360
Fnac Darty SA	3,113	115,143
Gaztransport Et Technigaz SA	4,665	478,215
Gecina SA REIT	8,359	869,228
Getlink SE	80,751	1,332,329
Hermes International	6,100	12,376,273
ICADE REIT	6,427	303,165
ID Logistics Group (b)	626	186,525
Imerys SA	6,084	263,310
Interparfums SA	3,080	232,261
Ipsen SA	6,907	761,911
IPSOS	8,108	503,454
JCDecaux SE (b)	11,798	247,910
Kaufman & Broad SA	1,893	56,435
Kering SA	14,370	9,392,241
Klepierre SA REIT	39,705	901,817
Korian SA	11,920	89,445
La Francaise des Jeux SAEM (d)	26,282	1,097,341
Legrand SA	50,475	4,620,310
LISI	3,054	80,944
L'Oreal SA	46,264	20,709,899
LVMH Moet Hennessy Louis Vuitton SE	53,122	48,848,801
Maisons du Monde SA (d)	4,452	48,132
Manitou BF SA	1,060	24,760
McPhy Energy SA (b)	2,265	31,795
Mercialys SA REIT	13,227	135,380
Mersen SA	3,522	156,893
Metropole Television SA	3,965	64,426
Neoen SA (d)	11,919	376,481
Nexans SA	4,579	457,063
Nexity SA	6,162	155,015

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Orange SA	377,607	$4,494,103
Orpea SA (b)	8,339	17,862
Pernod Ricard SA	39,604	8,983,692
PEUGEOT INVEST	1,682	180,619
Pierre Et Vacances SA (b)	161,476	293,509
Publicis Groupe SA	43,304	3,386,379
Quadient SA	11,950	218,673
Remy Cointreau SA	4,214	768,678
Renault SA (b)	36,048	1,471,820
Rexel SA (b)	46,601	1,109,917
Rubis SCA	16,146	432,815
Safran SA	65,597	9,728,217
Sartorius Stedim Biotech	5,277	1,621,869
SCOR SE	30,776	701,020
SEB SA	4,336	494,255
Seche Environnement SA	2,725	306,124
SES-imagotag SA (b)	637	75,854
SMCP SA (b)(d)	4,538	40,525
Societe BIC SA	4,123	260,536
Societe Generale SA	152,811	3,449,228
Sodexo SA	16,634	1,627,573
SOITEC (b)	5,129	824,547
Sopra Steria Group SACA	3,094	651,357
SPIE SA	25,380	737,973
Technip Energies NV	26,606	568,649
Teleperformance	11,218	2,715,525
Television Francaise 1	4,354	38,531
Thales SA	20,260	3,000,760
TotalEnergies SE	477,531	28,207,609
Trigano SA	1,440	187,929
Ubisoft Entertainment SA (b)	18,573	495,919
Unibail-Rodamco-Westfield CDI (b)(e)	34,100	91,893
Unibail-Rodamco-Westfield REIT (b)(e)	20,711	1,116,380
Valeo SA	36,952	759,610
Vallourec SA (b)	43,266	547,446
Valneva SE (b)	27,004	142,198
Veolia Environnement SA	126,071	3,897,190
Verallia SA (d)	15,260	651,040
Vicat SA	3,900	117,244
Vilmorin & Cie SA	622	29,431
Vinci SA	103,567	11,894,510
Virbac SA	919	295,860
Vivendi SE	135,714	1,374,746
Voltalia SA (b)	7,058	111,955
Wavestone	2,248	108,594
Wendel SE	5,925	627,634
Worldline SA (b)(d)	45,622	1,942,354
		333,367,696
GABON — 0.0% (f)
BW Energy Ltd. (b)	12,626	32,768
GEORGIA — 0.0% (f)
Bank of Georgia Group PLC	5,714	194,513
Security Description	Shares	Value
TBC Bank Group PLC	7,269	$201,326
		395,839
GERMANY — 5.0%
1&1 AG	6,659	73,241
Aareal Bank AG (b)	10,882	357,047
About You Holding SE (b)	5,000	27,789
Adesso SE	472	75,700
adidas AG	32,228	5,723,409
ADVA Optical Networking SE (b)	3,390	79,702
AIXTRON SE	20,380	693,912
Allianz SE	77,263	17,867,154
Amadeus Fire AG	922	139,050
Aroundtown SA	173,816	248,924
Atoss Software AG	537	97,278
AURELIUS Equity Opportunities SE & Co. KGaA	7,227	116,764
Aurubis AG	6,424	596,206
Auto1 Group SE (b)(d)	17,914	127,327
BASF SE	176,901	9,303,763
Basler AG	1,137	27,510
Bayer AG	189,148	12,104,804
Bayerische Motoren Werke AG	64,008	7,027,801
Bayerische Motoren Werke AG Preference Shares	12,357	1,265,383
BayWa AG	2,500	110,692
Bechtle AG	15,098	724,305
Beiersdorf AG	19,177	2,499,170
Bertrandt AG	1,559	84,689
Bilfinger SE	5,632	239,269
Borussia Dortmund GmbH & Co. KGaA (b)	7,994	35,671
Brenntag SE	29,402	2,216,661
CANCOM SE	8,623	296,108
Carl Zeiss Meditec AG	8,395	1,171,455
CECONOMY AG (b)	43,948	120,031
Cewe Stiftung & Co. KGAA	785	81,090
Commerzbank AG (b)	202,536	2,136,181
CompuGroup Medical SE & Co. KgaA	4,308	222,311
Continental AG	20,682	1,552,476
Covestro AG (d)	37,322	1,548,406
CropEnergies AG	4,161	51,261
CTS Eventim AG & Co. KGaA (b)	10,715	671,062
CureVac NV (b)	8,000	55,858
Daimler Truck Holding AG (b)	85,941	2,905,639
Datagroup SE	430	30,740
Dermapharm Holding SE	3,546	146,181
Deutsche Bank AG	390,968	3,982,979
Deutsche Beteiligungs AG	2,337	70,928
Deutsche Boerse AG	36,771	7,172,556
Deutsche EuroShop AG	2,621	54,843
Deutsche Lufthansa AG (b)	122,747	1,367,708

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Deutsche Pfandbriefbank AG (d)	21,805	$189,365
Deutsche Post AG	191,126	8,967,604
Deutsche Telekom AG	622,472	15,111,047
Deutz AG	19,492	126,713
DIC Asset AG	5,992	51,604
Draegerwerk AG & Co. KGaA	314	13,322
Draegerwerk AG & Co. KGaA Preference Shares	2,641	121,679
Duerr AG	9,614	346,074
E.ON SE	424,736	5,307,988
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,138	96,812
Elmos Semiconductor SE	2,710	264,257
ElringKlinger AG	2,938	30,136
Encavis AG	22,645	389,711
Energiekontor AG	1,621	117,139
Evonik Industries AG	38,232	805,814
Evotec SE (b)	25,464	538,819
Fielmann AG	4,064	169,811
flatexDEGIRO AG (b)	11,921	103,236
Fraport AG Frankfurt Airport Services Worldwide (b)	7,846	396,227
Freenet AG	21,418	557,536
Fresenius Medical Care AG & Co. KGaA	41,805	1,777,571
Fresenius SE & Co. KGaA	80,399	2,174,937
FUCHS PETROLUB SE Preference Shares	12,874	525,874
GEA Group AG	28,368	1,296,406
Gerresheimer AG	6,420	637,726
GFT Technologies SE	2,760	107,647
Grand City Properties SA	19,669	140,142
GRENKE AG	5,049	140,287
Hamborner REIT AG	13,775	109,471
Hamburger Hafen und Logistik AG	4,381	54,218
Hannover Rueck SE	11,478	2,248,908
HeidelbergCement AG	27,619	2,020,286
Heidelberger Druckmaschinen AG (b)	43,797	81,504
HelloFresh SE (b)	30,012	716,992
Henkel AG & Co. KGaA Preference Shares	33,873	2,654,783
Henkel AG & Co. KGaA	21,337	1,554,988
Hensoldt AG	7,515	271,389
HOCHTIEF AG	5,342	447,583
Hornbach Holding AG & Co. KGaA	1,539	123,397
HUGO BOSS AG	11,133	802,019
Hypoport SE (b)	860	118,969
Indus Holding AG	4,262	115,831
Infineon Technologies AG	251,398	10,342,264
Instone Real Estate Group SE (d)	9,808	83,274
Jenoptik AG	11,318	386,396
JOST Werke AG (d)	3,047	160,953
Security Description	Shares	Value
Jungheinrich AG Preference Shares	10,101	$353,773
K&S AG	36,498	778,617
KION Group AG	16,487	640,419
Kloeckner & Co. SE	12,637	136,102
Knorr-Bremse AG	14,472	965,727
Krones AG	3,013	357,027
KWS Saat SE & Co. KGaA	2,836	188,206
LANXESS AG	14,755	608,156
LEG Immobilien SE	15,551	856,157
MBB SE	230	20,009
Medios AG (b)	4,820	106,806
Mercedes-Benz Group AG	154,340	11,890,513
Merck KGaA	24,448	4,566,153
METRO AG (b)	29,607	254,937
Montana Aerospace AG (b)(d)	3,894	63,851
MorphoSys AG (b)	4,985	79,261
MTU Aero Engines AG	10,158	2,546,506
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	26,971	9,446,973
Nagarro SE (b)	1,607	164,042
Nemetschek SE	11,376	786,706
Nordex SE (b)	32,951	485,175
Norma Group SE	5,838	138,210
OHB SE	540	18,431
PATRIZIA SE	12,942	135,403
Pfeiffer Vacuum Technology AG	515	87,227
PNE AG	8,549	127,618
Porsche Automobil Holding SE Preference Shares	28,789	1,655,662
ProSiebenSat.1 Media SE	29,028	296,219
Puma SE	20,457	1,270,459
PVA TePla AG (b)	2,642	62,367
Rational AG	911	613,461
Rheinmetall AG	8,294	2,461,516
RWE AG	121,472	5,236,138
Salzgitter AG	5,203	206,455
SAP SE	199,652	25,255,480
Sartorius AG Preference Shares	4,635	1,956,962
Schaeffler AG Preference Shares	26,533	202,429
Scout24 SE (d)	17,114	1,019,754
Secunet Security Networks AG	245	54,389
SGL Carbon SE (b)	9,210	91,171
Siemens AG	146,299	23,743,624
Siemens Energy AG (b)	81,271	1,795,367
Siemens Healthineers AG (d)	53,546	3,092,584
Siltronic AG	2,468	180,838
Sirius Real Estate Ltd.	193,470	183,479
Sixt SE	2,955	394,320
Sixt SE Preference Shares	2,921	237,813
SMA Solar Technology AG (b)	2,210	238,441

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Software AG	10,373	$227,902
Softwareone Holding AG (b)	16,060	229,455
Stabilus SE	5,052	353,822
Steico SE	1,042	61,371
STO SE & Co. KGaA Preference Shares	608	112,585
STRATEC SE	1,583	108,110
Stroeer SE & Co. KGaA	7,291	385,843
Suedzucker AG	16,363	275,399
SUSE SA (b)	7,889	143,657
Symrise AG	25,231	2,750,673
Synlab AG	17,055	177,860
TAG Immobilien AG	31,240	216,657
Takkt AG	5,349	84,578
TeamViewer SE (b)(d)	25,942	442,727
Telefonica Deutschland Holding AG	187,271	577,503
thyssenkrupp AG	87,238	629,383
Tonies SE Class A (b)	15,951	84,285
TUI AG (a)(b)	21,137	163,263
United Internet AG	31,049	536,187
Varta AG (a)	2,625	72,194
VERBIO Vereinigte BioEnergie AG	4,111	193,470
Vitesco Technologies Group AG Class A (b)	3,550	257,171
Volkswagen AG	5,661	972,749
Volkswagen AG Preference Shares	35,101	4,798,926
Vonovia SE	135,728	2,561,007
Vossloh AG	1,786	83,142
Wacker Neuson SE	5,915	124,074
Wuestenrot & Wuerttembergische AG	3,780	66,232
Zalando SE (b)(d)	42,073	1,766,472
		272,807,373
GHANA — 0.0% (f)
Tullow Oil PLC (a)(b)	180,053	70,175
GREECE — 0.1%
Aegean Airlines SA (b)	8,153	67,263
Alpha Services & Holdings SA (b)	652,497	803,380
Athens Water Supply & Sewage Co. SA	4,435	31,393
Eurobank Ergasias Services & Holdings SA Class A (b)	574,115	762,061
FF Group (b)(c)	122	—
GEK Terna Holding Real Estate Construction SA (b)	9,885	118,010
Hellenic Telecommunications Organization SA	36,648	537,705
HELLENIQ ENERGY HOLDINGS SA	14,090	116,055
Holding Co. ADMIE IPTO SA	31,100	59,535
JUMBO SA	20,094	427,163
LAMDA Development SA (b)	12,062	76,592
Security Description	Shares	Value
Motor Oil Hellas Corinth Refineries SA	15,114	$388,637
Mytilineos SA	21,132	603,520
National Bank of Greece SA (b)	95,360	465,144
OPAP SA (b)	39,628	636,734
Piraeus Financial Holdings SA (b)	197,793	432,775
Public Power Corp. SA (b)	47,658	415,552
Sarantis SA	9,794	72,676
Terna Energy SA	8,992	191,914
		6,206,109
GUATEMALA — 0.0% (f)
Millicom International Cellular SA SDR (b)	34,696	658,965
GUERNSEY — 0.0% (f)
Balanced Commercial Property Trust Ltd. REIT	140,782	143,434
HONG KONG — 1.6%
AIA Group Ltd.	2,273,400	23,841,801
Alibaba Pictures Group Ltd. (b)	1,680,000	109,058
Alliance International Education Leasing Holdings Ltd. (a)(b)(d)	235,000	150,281
ASMPT Ltd.	56,400	559,371
Bank of East Asia Ltd. (a)	227,525	289,035
Cadeler AS (b)	77,402	314,940
Cafe de Coral Holdings Ltd.	40,000	53,090
Canvest Environmental Protection Group Co. Ltd.	88,000	40,670
Champion REIT	488,000	209,931
China Common Rich Renewable Energy Investments Ltd. (b)(c)	68,000	—
China High Speed Transmission Equipment Group Co. Ltd. (a)(b)	107,000	39,947
China Huishan Dairy Holdings Co. Ltd. (b)(c)	66,000	—
Chinese Estates Holdings Ltd. (b)	55,000	17,300
Chow Sang Sang Holdings International Ltd.	60,000	83,405
Citychamp Watch & Jewellery Group Ltd. (b)	286,000	42,552
CK Asset Holdings Ltd.	377,181	2,286,709
CK Infrastructure Holdings Ltd.	216,500	1,177,942
CK Life Sciences International Holdings, Inc. (a)	310,000	30,062
CLP Holdings Ltd.	312,500	2,258,151
C-Mer Eye Care Holdings Ltd. (b)	40,000	23,496
Comba Telecom Systems Holdings Ltd.	280,000	52,836

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Concord New Energy Group Ltd.	620,000	$55,352
Cowell e Holdings, Inc. (b)	46,000	110,035
Dah Sing Banking Group Ltd.	110,000	84,247
Dah Sing Financial Holdings Ltd.	23,200	59,586
Digital China Holdings Ltd.	68,000	31,393
EC Healthcare	54,000	43,133
Far East Consortium International Ltd.	122,269	30,059
Fortune Real Estate Investment Trust	345,000	285,776
Futu Holdings Ltd. ADR (a)(b)	11,300	585,905
Grand Pharmaceutical Group Ltd. Class A	130,000	74,514
Guotai Junan International Holdings Ltd. (a)	757,000	61,805
Gushengtang Holdings Ltd. (b)	15,200	110,451
Haitong International Securities Group Ltd. (a)(b)	416,900	34,593
Hang Lung Group Ltd.	131,000	231,287
Hang Lung Properties Ltd.	381,000	712,927
Hang Seng Bank Ltd.	145,400	2,066,895
Henderson Land Development Co. Ltd.	273,466	946,130
HKBN Ltd.	114,000	84,347
HKT Trust & HKT Ltd. Stapled Security	713,000	946,486
Hong Kong & China Gas Co. Ltd.	2,187,101	1,925,538
Hong Kong Exchanges & Clearing Ltd.	232,261	10,294,832
Hong Kong Technology Venture Co. Ltd.	127,000	73,888
Hongkong Land Holdings Ltd.	205,600	904,530
Huabao International Holdings Ltd. (a)	211,000	98,687
Hutchison Port Holdings Trust Stapled Security	883,800	165,538
Hutchison Telecommunications Hong Kong Holdings Ltd.	346,000	54,642
Hysan Development Co. Ltd.	107,000	304,174
Jardine Matheson Holdings Ltd.	33,800	1,644,107
Johnson Electric Holdings Ltd.	53,468	60,704
K Wah International Holdings Ltd.	225,000	79,969
Kerry Properties Ltd.	103,000	263,061
Kingboard Laminates Holdings Ltd.	158,500	165,672
Kingkey Financial International Holdings Ltd. (b)	630,000	145,262
Link REIT (a)	479,707	3,084,607
Security Description	Shares	Value
LK Technology Holdings Ltd. (a)	107,500	$133,526
Luk Fook Holdings International Ltd.	83,000	265,537
Man Wah Holdings Ltd.	322,000	265,327
Melco International Development Ltd. (b)	139,000	162,147
Melco Resorts & Entertainment Ltd. ADR (b)	40,530	515,947
MTR Corp. Ltd.	337,881	1,630,701
New World Development Co. Ltd.	274,581	736,037
Nine Dragons Paper Holdings Ltd.	242,000	181,177
Nissin Foods Co. Ltd. (a)	76,000	67,139
NWS Holdings Ltd.	284,968	255,118
Orient Overseas International Ltd. (a)	24,500	470,284
Pacific Basin Shipping Ltd.	989,000	382,736
Pacific Textiles Holdings Ltd.	229,000	73,837
PAX Global Technology Ltd.	81,000	68,018
PCCW Ltd.	917,471	457,981
Perfect Medical Health Management Ltd.	80,000	40,222
Pou Sheng International Holdings Ltd.	219,000	18,304
Power Assets Holdings Ltd.	275,000	1,475,316
Productive Technologies Co. Ltd. (a)(b)	1,818,000	196,855
Prosperity REIT	191,000	48,678
Prudential PLC	530,298	7,277,421
Realord Group Holdings Ltd. (b)	46,000	31,763
Sa Sa International Holdings Ltd. (b)	124,000	29,042
Shun Tak Holdings Ltd. (b)	122,000	22,397
Sino Biopharmaceutical Ltd.	1,946,000	1,090,717
Sino Land Co. Ltd.	663,981	897,910
Skyworth Group Ltd.	160,000	82,420
SmarTone Telecommunications Holdings Ltd.	38,500	24,675
SSY Group Ltd.	204,000	123,004
Stella International Holdings Ltd.	94,000	100,108
Sun Hung Kai & Co. Ltd.	57,000	21,745
Sun Hung Kai Properties Ltd.	274,500	3,845,610
SUNeVision Holdings Ltd.	101,000	57,456
Sunlight Real Estate Investment Trust	122,000	49,747
Swire Pacific Ltd. Class A	93,500	718,541
Swire Properties Ltd.	223,600	575,476
Techtronic Industries Co. Ltd.	261,500	2,833,362
Texhong International Group Ltd.	30,500	23,397
Truly International Holdings Ltd.	248,000	34,513

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
United Energy Group Ltd. (a)(b)	1,270,000	$150,188
United Laboratories International Holdings Ltd.	166,000	115,209
Value Partners Group Ltd. (a)	187,000	59,492
Vinda International Holdings Ltd.	127,000	306,503
Vitasoy International Holdings Ltd.	190,000	368,104
Viva China Holdings Ltd. (b)	528,000	91,305
VTech Holdings Ltd.	23,700	141,836
WH Group Ltd. (d)	1,519,202	905,661
Wharf Real Estate Investment Co. Ltd.	319,000	1,836,588
Yue Yuen Industrial Holdings Ltd.	148,000	208,192
Yuexiu Real Estate Investment Trust (a)	547,000	139,163
Zhuguang Holdings Group Co. Ltd. (a)(b)	174,000	18,203
		87,025,344
HUNGARY — 0.1%
Magyar Telekom Telecommunications PLC	65,543	74,982
MOL Hungarian Oil & Gas PLC	76,373	559,757
OTP Bank Nyrt (a)	47,736	1,363,853
Richter Gedeon Nyrt	25,920	541,591
		2,540,183
INDIA — 3.7%
360 ONE WAM Ltd.	24,904	130,803
3M India Ltd.	304	85,054
Aarti Drugs Ltd.	792	3,265
Aarti Industries Ltd.	30,791	194,665
Aarti Pharmalabs Ltd. (b)	7,697	25,835
Aavas Financiers Ltd. (b)	7,143	140,307
ABB India Ltd.	9,854	404,301
ACC Ltd.	14,571	296,548
Adani Enterprises Ltd.	50,947	1,090,193
Adani Green Energy Ltd. (b)	63,073	677,142
Adani Ports & Special Economic Zone Ltd.	106,873	825,408
Adani Power Ltd. (b)	138,948	324,438
Adani Total Gas Ltd.	49,210	518,927
Adani Transmission Ltd. (b)	49,938	604,202
Aditya Birla Capital Ltd. (b)	106,473	199,593
Aditya Birla Fashion & Retail Ltd. (b)	76,383	199,840
Aegis Logistics Ltd.	34,324	158,559
Affle India Ltd. (b)	5,330	64,267
AIA Engineering Ltd.	9,606	339,618
Ajanta Pharma Ltd.	8,506	125,169
Akzo Nobel India Ltd.	1,862	52,120
Alembic Pharmaceuticals Ltd.	7,522	45,507
Alkyl Amines Chemicals	1,560	41,012
Allcargo Logistics Ltd.	10,620	46,065
Security Description	Shares	Value
Alok Industries Ltd. (b)	102,260	$14,483
Amara Raja Batteries Ltd.	11,750	83,024
Amber Enterprises India Ltd. (b)	3,821	85,032
Ambuja Cements Ltd.	108,262	483,372
Angel One Ltd.	3,338	47,435
Apar Industries Ltd.	4,746	145,201
APL Apollo Tubes Ltd.	32,613	479,808
Apollo Hospitals Enterprise Ltd.	18,526	974,295
Apollo Tyres Ltd.	53,024	206,919
Aptus Value Housing Finance India Ltd.	27,028	79,975
Asahi India Glass Ltd.	8,757	48,297
Ashok Leyland Ltd.	236,765	402,987
Asian Paints Ltd.	72,944	2,457,606
Astral Ltd.	20,812	339,443
AstraZeneca Pharma India Ltd.	1,288	51,016
Atul Ltd.	2,574	218,350
AU Small Finance Bank Ltd. (d)	27,974	197,907
Aurobindo Pharma Ltd.	46,396	293,205
Avanti Feeds Ltd.	15,964	66,050
Avenue Supermarts Ltd. (b)(d)	30,323	1,258,281
Axis Bank Ltd.	430,510	4,510,353
Bajaj Auto Ltd.	18,125	857,396
Bajaj Electricals Ltd.	14,427	184,873
Bajaj Finance Ltd.	51,601	3,540,585
Bajaj Finserv Ltd.	70,429	1,089,701
Bajaj Holdings & Investment Ltd.	4,968	358,660
Balaji Amines Ltd.	1,401	33,218
Balkrishna Industries Ltd.	14,618	348,052
Balrampur Chini Mills Ltd.	31,845	153,845
Bandhan Bank Ltd. (b)(d)	107,528	257,073
Bank of Baroda	273,926	564,995
BASF India Ltd.	5,048	139,968
Bata India Ltd.	10,694	184,941
Bayer CropScience Ltd.	1,511	75,114
BEML Ltd. (e)	2,700	41,423
BEML Ltd. (b)(e)	2,700	12,319
Berger Paints India Ltd.	42,535	301,653
Bharat Dynamics Ltd.	11,567	139,677
Bharat Electronics Ltd.	1,245,924	1,482,878
Bharat Forge Ltd.	45,514	427,866
Bharat Heavy Electricals Ltd.	104,240	89,184
Bharat Petroleum Corp. Ltd.	178,594	749,661
Bharti Airtel Ltd.	421,462	3,843,524
Biocon Ltd.	155,067	390,048
Birla Corp. Ltd.	3,296	35,781
Birlasoft Ltd.	30,216	96,585
Blue Dart Express Ltd.	2,241	169,593
Blue Star Ltd.	13,805	232,014
Bombay Burmah Trading Co.	6,225	61,635
Borosil Renewables Ltd. (b)	17,601	88,399

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Brigade Enterprises Ltd.	14,178	$82,136
Brightcom Group Ltd.	189,673	33,897
Britannia Industries Ltd.	22,051	1,162,315
Brookfield India Real Estate Trust REIT (d)	15,270	51,994
BSE Ltd.	9,567	50,334
Can Fin Homes Ltd.	8,634	55,769
Carborundum Universal Ltd.	16,876	202,844
Castrol India Ltd.	94,135	127,296
CCL Products India Ltd.	10,542	73,007
CE Info Systems Ltd. (b)	4,160	50,427
Ceat Ltd.	2,422	42,864
Central Depository Services India Ltd.	9,305	103,165
Century Plyboards India Ltd.	8,003	45,466
Century Textiles & Industries Ltd.	10,983	84,876
CESC Ltd.	147,320	119,722
CG Power & Industrial Solutions Ltd.	107,602	393,676
Chambal Fertilisers & Chemicals Ltd.	19,934	64,273
Chemplast Sanmar Ltd. (b)	18,532	78,523
Cholamandalam Financial Holdings Ltd.	22,915	152,149
Cholamandalam Investment & Finance Co. Ltd.	73,811	685,827
Cipla Ltd.	85,927	943,104
City Union Bank Ltd.	109,083	167,518
Clean Science & Technology Ltd.	2,912	45,030
Coal India Ltd.	274,784	716,306
Coforge Ltd.	4,514	210,764
Colgate-Palmolive India Ltd.	40,980	752,482
Computer Age Management Services Ltd.	6,375	157,915
Container Corp. Of India Ltd.	54,278	384,116
Coromandel International Ltd.	19,045	204,224
CreditAccess Grameen Ltd. (b)	5,585	62,408
CRISIL Ltd.	2,098	82,256
Crompton Greaves Consumer Electricals Ltd.	109,284	390,332
Cummins India Ltd.	21,889	435,135
Cyient Ltd.	29,605	359,276
Dabur India Ltd.	155,395	1,031,822
Dalmia Bharat Ltd.	13,320	319,943
Deepak Fertilisers & Petrochemicals Corp. Ltd.	8,754	58,737
Deepak Nitrite Ltd.	11,783	264,803
Delhivery Ltd. (b)	78,105	315,379
Devyani International Ltd. (b)	34,765	61,375
Dhani Services Ltd. (b)	93,195	30,222
Divi's Laboratories Ltd.	28,271	973,470
Dixon Technologies India Ltd.	4,648	162,502
DLF Ltd.	113,838	496,044
Dr Lal PathLabs Ltd. (d)	7,802	174,018
Security Description	Shares	Value
Dr Reddy's Laboratories Ltd.	20,833	$1,174,743
eClerx Services Ltd.	3,393	53,429
Edelweiss Financial Services Ltd.	131,214	84,206
Eicher Motors Ltd.	27,462	986,748
EID Parry India Ltd.	12,949	73,959
EIH Ltd. (b)	39,305	79,363
Elgi Equipments Ltd.	42,308	226,403
Emami Ltd.	51,808	226,359
Embassy Office Parks REIT	80,037	304,124
Endurance Technologies Ltd. (d)	7,581	114,733
EPL Ltd.	15,437	30,549
Equitas Small Finance Bank Ltd. (b)(d)	93,926	76,932
Escorts Kubota Ltd.	12,374	285,595
Exide Industries Ltd. (b)	109,934	238,671
FDC Ltd. (b)	14,730	46,029
Federal Bank Ltd.	246,452	397,924
Fine Organic Industries Ltd.	1,104	58,027
Finolex Cables Ltd.	8,417	83,449
Finolex Industries Ltd.	49,960	103,925
Firstsource Solutions Ltd.	34,036	43,908
Fortis Healthcare Ltd. (b)	65,478	207,341
GAIL India Ltd.	353,451	453,603
GAIL India Ltd. GDR	2,133	16,211
Galaxy Surfactants Ltd.	4,286	121,635
Garware Technical Fibres Ltd.	1,337	47,415
GHCL Ltd.	10,036	61,666
Gillette India Ltd.	2,474	130,195
Gland Pharma Ltd. (b)(d)	9,193	142,251
GlaxoSmithKline Pharmaceuticals Ltd.	11,400	183,944
Glenmark Pharmaceuticals Ltd.	20,328	115,212
GMM Pfaudler Ltd.	2,412	43,083
GMR Airports Infrastructure Ltd. (b)	532,807	263,595
Godrej Consumer Products Ltd. (b)	84,594	998,470
Godrej Industries Ltd. (b)	10,074	49,590
Godrej Properties Ltd. (b)	22,450	282,686
Granules India Ltd.	19,628	69,564
Graphite India Ltd.	7,019	22,474
Grasim Industries Ltd.	47,722	949,903
Great Eastern Shipping Co. Ltd.	12,319	96,883
Greenpanel Industries Ltd.	9,124	30,321
Grindwell Norton Ltd.	5,900	135,118
Gujarat Fluorochemicals Ltd.	4,276	157,670
Gujarat Gas Ltd.	23,682	132,839
Gujarat Narmada Valley Fertilizers & Chemicals Ltd.	11,197	69,559
Gujarat Pipavav Port Ltd.	38,312	54,448

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Gujarat State Fertilizers & Chemicals Ltd.	54,769	$79,549
Gujarat State Petronet Ltd.	68,783	222,287
Happiest Minds Technologies Ltd.	7,184	67,486
Havells India Ltd.	46,001	666,985
HCL Technologies Ltd.	201,697	2,677,644
HDFC Life Insurance Co. Ltd. (d)	193,260	1,175,249
HeidelbergCement India Ltd.	37,912	74,487
Hero MotoCorp Ltd.	22,665	648,967
HFCL Ltd.	79,838	59,426
Hindalco Industries Ltd.	245,186	1,215,662
Hindustan Petroleum Corp. Ltd.	128,053	369,897
Hindustan Unilever Ltd.	162,773	5,083,283
Hitachi Energy India Ltd.	2,802	114,228
Housing Development Finance Corp. Ltd.	331,691	10,636,683
ICICI Bank Ltd. ADR	61,022	1,316,855
ICICI Bank Ltd.	868,527	9,281,465
ICICI Lombard General Insurance Co. Ltd. (d)	42,674	556,174
ICICI Prudential Life Insurance Co. Ltd. (d)	68,094	361,844
ICICI Securities Ltd. (d)	17,119	89,414
IDFC First Bank Ltd. (b)	848,930	570,987
IDFC Ltd.	302,285	290,124
IIFL Finance Ltd.	39,096	232,737
India Cements Ltd.	20,093	45,409
Indiabulls Housing Finance Ltd. (b)	83,213	98,959
Indiabulls Real Estate Ltd. (b)	79,569	47,508
IndiaMart InterMesh Ltd. (d)	3,152	193,022
Indian Bank	61,871	217,943
Indian Energy Exchange Ltd. (d)	81,444	127,253
Indian Hotels Co. Ltd.	145,502	576,021
Indian Oil Corp. Ltd.	667,401	633,968
Indian Railway Catering & Tourism Corp. Ltd.	40,802	285,166
Indigo Paints Ltd.	3,191	39,230
Indraprastha Gas Ltd.	69,621	363,870
Indus Towers Ltd.	117,220	204,351
Info Edge India Ltd.	12,451	566,318
Infosys Ltd. ADR	70,069	1,222,003
Infosys Ltd.	575,676	10,064,620
Intellect Design Arena Ltd.	9,675	48,514
InterGlobe Aviation Ltd. (b)(d)	19,361	451,093
Ipca Laboratories Ltd.	22,647	223,630
IRB Infrastructure Developers Ltd.	177,240	54,409
ITC Ltd.	565,860	2,647,593
JB Chemicals & Pharmaceuticals Ltd.	4,324	104,090
Jindal Stainless Ltd. (b)(e)	83,686	296,465
Jindal Stainless Ltd. (b)(e)	26,516	93,504
Security Description	Shares	Value
Jindal Steel & Power Ltd.	83,402	$556,558
JK Cement Ltd.	6,371	227,330
JK Lakshmi Cement Ltd.	7,195	69,544
JK Paper Ltd.	11,415	53,190
JM Financial Ltd.	51,311	37,286
JSW Steel Ltd.	132,344	1,111,247
Jubilant Foodworks Ltd.	71,064	381,694
Jubilant Ingrevia Ltd.	9,180	40,306
Jubilant Pharmova Ltd.	16,358	55,636
Just Dial Ltd. (b)	11,761	85,526
Jyothy Labs Ltd.	47,330	109,866
Kajaria Ceramics Ltd.	12,979	166,849
Kalpataru Power Transmission Ltd.	9,301	60,591
Kansai Nerolac Paints Ltd.	27,581	129,990
Karur Vysya Bank Ltd.	105,611	134,685
Kaveri Seed Co. Ltd.	10,556	61,482
KEC International Ltd.	26,603	147,945
KEI Industries Ltd.	9,323	193,336
KNR Constructions Ltd.	18,235	56,399
Kotak Mahindra Bank Ltd.	105,856	2,237,463
KPIT Technologies Ltd.	32,871	371,807
KPR Mill Ltd.	11,678	82,325
Krishna Institute of Medical Sciences Ltd. (b)(d)	4,518	77,085
L&T Finance Holdings Ltd.	129,907	130,157
Lakshmi Machine Works Ltd.	1,452	176,764
Larsen & Toubro Ltd. GDR	4,121	109,372
Larsen & Toubro Ltd.	126,425	3,337,152
Laurus Labs Ltd. (d)	56,662	202,309
Laxmi Organic Industries Ltd.	11,013	29,958
Lemon Tree Hotels Ltd. (b)(d)	48,077	45,349
LIC Housing Finance Ltd.	53,162	213,278
Linde India Ltd.	2,553	125,430
LTIMindtree Ltd. (d)	25,366	1,477,120
Lupin Ltd.	36,629	289,433
LUX Industries Ltd. (b)	1,083	15,346
Mahanagar Gas Ltd.	7,097	85,037
Mahindra & Mahindra Financial Services Ltd.	73,974	209,221
Mahindra & Mahindra Ltd. GDR	6,375	89,296
Mahindra & Mahindra Ltd.	158,970	2,246,472
Mahindra CIE Automotive Ltd.	16,385	70,044
Mahindra Lifespace Developers Ltd.	12,533	53,820
Mahindra Logistics Ltd. (d)	8,183	35,319
Manappuram Finance Ltd.	62,089	93,786
Marico Ltd.	117,750	688,623
Maruti Suzuki India Ltd.	23,341	2,360,442
Mastek Ltd.	1,831	34,481
Max Financial Services Ltd. (b)	39,277	304,031
Max Healthcare Institute Ltd. (b)	144,286	776,017

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Medplus Health Services Ltd. (b)	17,531	$138,621
Metropolis Healthcare Ltd. (d)	2,766	42,121
Mindspace Business Parks REIT (d)	37,000	147,266
Motherson Sumi Wiring India Ltd.	307,234	180,915
Motilal Oswal Financial Services Ltd.	11,474	85,347
Mphasis Ltd.	14,477	318,259
MRF Ltd.	408	417,886
Multi Commodity Exchange of India Ltd.	5,986	110,678
Muthoot Finance Ltd.	22,318	266,880
Narayana Hrudayalaya Ltd.	8,685	81,961
Natco Pharma Ltd.	13,136	90,178
National Aluminium Co. Ltd.	208,978	200,140
Navin Fluorine International Ltd.	5,499	286,452
Nazara Technologies Ltd. (b)	7,862	49,597
NBCC India Ltd.	75,439	32,645
NCC Ltd.	48,477	62,812
Neogen Chemicals Ltd.	3,049	47,850
NESCO Ltd.	5,149	32,499
Nestle India Ltd.	6,763	1,623,846
NIIT Ltd. (b)	10,587	42,198
Nippon Life India Asset Management Ltd. (d)	14,668	37,561
NTPC Ltd.	761,255	1,625,236
Nuvoco Vistas Corp. Ltd. (b)	27,030	113,898
Oberoi Realty Ltd.	22,553	231,942
Oil & Natural Gas Corp. Ltd.	475,590	876,478
Oil India Ltd.	33,154	101,901
Oracle Financial Services Software Ltd.	7,966	317,204
Orient Electric Ltd.	27,998	92,215
Page Industries Ltd.	1,106	510,898
PB Fintech Ltd. (b)	45,938	358,299
Persistent Systems Ltd.	8,644	487,595
Petronet LNG Ltd.	108,066	301,472
Phoenix Mills Ltd.	20,201	320,532
PI Industries Ltd.	13,454	497,142
Pidilite Industries Ltd.	26,614	763,431
Piramal Enterprises Ltd.	19,534	161,630
Piramal Pharma Ltd. (b)	78,136	65,264
PNB Housing Finance Ltd. (b)(d)	16,082	100,776
PNC Infratech Ltd.	33,089	116,735
Polycab India Ltd.	8,196	288,093
Polyplex Corp. Ltd.	4,159	57,978
Poonawalla Fincorp Ltd.	34,257	122,386
Power Grid Corp. of India Ltd.	578,845	1,593,607
Praj Industries Ltd.	15,877	66,076
Prestige Estates Projects Ltd.	24,187	119,002
Prince Pipes & Fittings Ltd.	6,821	45,124
Procter & Gamble Health Ltd.	760	43,335
Security Description	Shares	Value
PVR Ltd. (b)	15,850	$296,570
Quess Corp. Ltd. (d)	7,670	34,617
Radico Khaitan Ltd.	12,968	188,904
Rain Industries Ltd.	24,232	44,070
Rajesh Exports Ltd.	10,314	76,819
Rallis India Ltd.	37,687	88,648
Ramco Cements Ltd.	18,699	172,618
Ratnamani Metals & Tubes Ltd.	2,937	70,935
Raymond Ltd.	9,369	139,820
RBL Bank Ltd. (b)(d)	140,013	241,367
REC Ltd.	266,211	375,181
Redington Ltd.	90,456	184,115
Relaxo Footwears Ltd.	16,812	174,341
Reliance Industries Ltd. GDR (d)	10,202	575,584
Reliance Industries Ltd.	557,083	15,840,415
Reliance Industries Ltd. GDR (d)	3,000	169,050
Reliance Power Ltd. (b)	342,941	41,666
Restaurant Brands Asia Ltd. (b)	40,914	44,988
Route Mobile Ltd.	2,470	41,189
Samvardhana Motherson International Ltd.	374,994	307,202
Sanofi India Ltd.	1,905	133,059
Sansera Engineering Ltd. (d)	5,139	46,836
Sapphire Foods India Ltd. (b)	5,264	78,279
Saregama India Ltd.	9,720	39,210
SBI Cards & Payment Services Ltd.	38,019	343,130
SBI Life Insurance Co. Ltd. (d)	81,412	1,092,210
Sheela Foam Ltd. (b)(e)	4,012	48,578
Shree Cement Ltd.	2,013	642,829
Shree Renuka Sugars Ltd. (b)	178,694	96,176
Shriram Finance Ltd.	46,213	710,439
Siemens Ltd.	17,437	707,511
SKF India Ltd.	5,041	261,505
Sobha Ltd.	12,486	65,622
Solar Industries India Ltd.	4,252	196,623
Sonata Software Ltd.	10,165	103,762
SRF Ltd.	30,137	886,916
State Bank of India	329,695	2,107,588
State Bank of India GDR (a)	1,020	64,566
Sterlite Technologies Ltd.	54,517	98,257
Strides Pharma Science Ltd. (b)	26,243	91,605
Sumitomo Chemical India Ltd.	12,208	63,458
Sun Pharma Advanced Research Co. Ltd. (b)	8,505	18,619
Sun Pharmaceutical Industries Ltd.	182,745	2,189,700
Sun TV Network Ltd.	9,639	48,879
Sundram Fasteners Ltd.	23,040	274,430

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sunteck Realty Ltd.	14,806	$51,374
Suprajit Engineering Ltd.	9,970	41,931
Supreme Industries Ltd.	11,128	340,835
Supreme Petrochem Ltd.	18,536	83,703
Suven Pharmaceuticals Ltd.	18,967	109,076
Suzlon Energy Ltd. (b)	1,382,752	133,505
Symphony Ltd.	3,877	47,901
Syngene International Ltd. (d)	36,318	263,366
Tanla Platforms Ltd.	8,909	56,920
Tata Chemicals Ltd.	23,860	282,985
Tata Coffee Ltd.	17,606	44,177
Tata Communications Ltd.	21,223	322,786
Tata Consultancy Services Ltd.	175,958	6,897,170
Tata Consumer Products Ltd.	105,192	909,025
Tata Elxsi Ltd.	7,054	513,636
Tata Investment Corp. Ltd.	2,223	47,334
Tata Motors Ltd. (b)	345,233	1,778,678
Tata Power Co. Ltd.	265,960	618,067
Tata Steel Ltd. GDR	1,300	16,835
Tata Steel Ltd.	1,384,756	1,768,985
Tata Teleservices Maharashtra Ltd. (b)	66,994	45,340
TCI Express Ltd.	4,120	75,005
TeamLease Services Ltd. (b)	1,645	44,917
Tech Mahindra Ltd.	122,216	1,647,552
Tejas Networks Ltd. (b)(d)	6,983	49,514
Thermax Ltd.	9,721	271,640
Timken India Ltd.	6,375	214,305
Titan Co. Ltd.	67,699	2,079,323
Torrent Pharmaceuticals Ltd.	18,202	340,938
Torrent Power Ltd.	20,143	125,389
Trent Ltd.	37,756	633,379
Trident Ltd.	139,708	47,719
TTK Prestige Ltd.	4,980	42,457
Tube Investments of India Ltd.	19,474	605,078
TV18 Broadcast Ltd. (b)	322,994	113,354
TVS Motor Co. Ltd.	37,397	491,547
UltraTech Cement Ltd.	19,877	1,847,040
United Spirits Ltd. (b)	54,791	505,583
UNO Minda Ltd.	35,498	208,124
UPL Ltd.	99,079	866,847
UTI Asset Management Co. Ltd.	5,427	42,476
Vaibhav Global Ltd.	5,835	19,440
Vakrangee Ltd.	96,154	18,790
Vardhman Textiles Ltd. (b)	15,810	56,637
Varun Beverages Ltd.	42,287	715,492
Vedanta Ltd.	170,770	572,062
V-Guard Industries Ltd.	20,544	62,650
Vinati Organics Ltd.	4,690	103,366
VIP Industries Ltd.	8,149	56,873
V-Mart Retail Ltd.	2,562	67,580
Vodafone Idea Ltd. (b)	1,677,930	118,737
Voltas Ltd.	37,489	374,453
Security Description	Shares	Value
Welspun Corp. Ltd.	29,482	$72,191
Welspun India Ltd.	35,592	27,640
Westlife Foodworld Ltd. (b)	16,453	137,031
Whirlpool of India Ltd.	7,924	126,975
Wipro Ltd. ADR (a)	19,054	85,552
Wipro Ltd.	273,973	1,222,299
Wockhardt Ltd. (b)	21,369	40,085
Yes Bank Ltd. (b)	2,045,987	375,715
Zee Entertainment Enterprises Ltd.	173,637	449,189
Zensar Technologies Ltd.	13,013	43,655
ZF Commercial Vehicle Control Systems India Ltd.	1,191	150,819
Zomato Ltd. (b)	511,402	319,791
Zydus Wellnes Ltd.	5,126	96,855
		204,145,340
INDONESIA — 0.5%
Ace Hardware Indonesia Tbk PT	1,445,300	46,140
Adaro Energy Indonesia Tbk PT	2,432,700	471,575
AKR Corporindo Tbk PT	3,026,000	312,989
Aneka Tambang Tbk	2,322,500	324,189
Astra Agro Lestari Tbk PT	154,200	83,299
Astra International Tbk PT	3,641,900	1,459,276
Bank Aladin Syariah Tbk PT (b)	1,000,000	80,029
Bank BTPN Syariah Tbk PT	170,800	24,953
Bank Central Asia Tbk PT	10,481,900	6,132,374
Bank Mandiri Persero Tbk PT	3,550,700	2,445,177
Bank Negara Indonesia Persero Tbk PT	1,257,200	786,680
Bank Neo Commerce Tbk PT (b)	638,888	25,747
Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk PT	555,000	50,358
Bank Pembangunan Daerah Jawa Timur Tbk PT (b)	959,000	47,051
Bank Rakyat Indonesia Persero Tbk PT	12,913,017	4,091,525
Bank Tabungan Negara Persero Tbk PT	1,613,762	132,154
Barito Pacific Tbk PT	4,773,222	263,178
Berkah Beton Sadaya Tbk PT	3,287,000	130,432
BFI Finance Indonesia Tbk PT	2,268,000	199,225
Bukit Asam Tbk PT	469,600	125,077
Bumi Resources Minerals Tbk PT (b)	2,386,000	27,083
Bumi Serpong Damai Tbk PT (b)	1,332,000	87,175
Bumitama Agri Ltd.	133,900	57,150
Charoen Pokphand Indonesia Tbk PT	1,602,300	533,845
Ciputra Development Tbk PT	929,100	61,653

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Digital Mediatama Maxima Tbk PT (b)	388,500	$20,857
Erajaya Swasembada Tbk PT	1,523,700	52,868
First Pacific Co. Ltd.	386,000	124,056
First Resources Ltd.	108,800	129,239
Golden Agri-Resources Ltd.	1,396,500	300,282
Gudang Garam Tbk PT	69,400	120,337
Indah Kiat Pulp & Paper Tbk PT	403,700	202,328
Indo Tambangraya Megah Tbk PT	115,300	303,315
Indocement Tunggal Prakarsa Tbk PT	240,300	168,799
Indofood CBP Sukses Makmur Tbk PT	604,300	402,374
Indofood Sukses Makmur Tbk PT	1,089,000	450,853
Industri Jamu Dan Farmasi Sido Muncul Tbk PT	2,079,505	120,656
Japfa Comfeed Indonesia Tbk PT	2,105,200	158,105
Jasa Marga Persero Tbk PT (b)	371,675	79,874
Kalbe Farma Tbk PT	3,975,800	557,212
Lippo Karawaci Tbk PT (b)	12,717,700	78,035
Medco Energi Internasional Tbk PT	3,023,500	203,623
Media Nusantara Citra Tbk PT (b)	1,186,900	46,784
Medikaloka Hermina Tbk PT	1,020,600	92,228
Merdeka Copper Gold Tbk PT (b)	1,980,252	554,562
Metro Healthcare Indonesia TBK PT (b)	5,468,200	180,152
Mitra Adiperkasa Tbk PT (b)	2,793,900	281,776
Nickel Industries Ltd.	234,700	142,676
Pabrik Kertas Tjiwi Kimia Tbk PT	133,200	59,823
Pacific Strategic Financial Tbk PT (b)	2,687,400	219,551
Pakuwon Jati Tbk PT	1,357,000	41,070
Perusahaan Gas Negara Tbk PT	2,224,000	205,303
Sarana Menara Nusantara Tbk PT	5,005,800	309,655
Semen Indonesia Persero Tbk PT	625,265	263,247
Smartfren Telecom Tbk PT (b)	6,214,000	25,375
Sumber Alfaria Trijaya Tbk PT	2,799,400	538,606
Summarecon Agung Tbk PT	988,789	34,975
Surya Citra Media Tbk PT	2,556,000	32,105
Surya Esa Perkasa Tbk PT	487,400	30,766
Telkom Indonesia Persero Tbk PT	9,417,100	2,557,148
Timah Tbk PT	378,800	26,017
Transcoal Pacific Tbk PT	285,500	162,319
Security Description	Shares	Value
Unilever Indonesia Tbk PT	2,067,100	$599,720
United Tractors Tbk PT	282,900	549,786
Vale Indonesia Tbk PT (b)	424,800	188,757
Waskita Karya Persero Tbk PT (b)	3,149,800	47,540
Wijaya Karya Persero Tbk PT (b)	1,310,600	45,141
XL Axiata Tbk PT	464,200	61,456
		28,767,685
IRAQ — 0.0% (f)
Genel Energy PLC	56,734	82,074
Gulf Keystone Petroleum Ltd.	34,974	63,049
		145,123
IRELAND — 0.4%
AerCap Holdings NV (b)	32,723	1,840,014
AIB Group PLC	199,204	807,736
Bank of Ireland Group PLC	203,884	2,066,668
C&C Group PLC (b)	56,746	110,542
Cairn Homes PLC	98,009	108,612
COSMO Pharmaceuticals NV (a)	2,102	130,692
CRH PLC (a)	142,350	7,204,492
Dalata Hotel Group PLC (b)	26,175	118,896
Glanbia PLC	39,712	574,492
Glenveagh Properties PLC (a)(b)(d)	87,042	94,567
Greencore Group PLC (b)	60,591	60,871
Irish Residential Properties REIT PLC (a)	89,200	90,057
Kerry Group PLC Class A	30,235	3,020,615
Keywords Studios PLC	14,867	506,984
Kingspan Group PLC	29,446	2,021,423
Origin Enterprises PLC	14,761	66,233
Smurfit Kappa Group PLC	45,376	1,648,750
Uniphar PLC (a)	37,380	121,022
		20,592,666
ISRAEL — 0.6%
AFI Properties Ltd. (b)	2,219	58,498
Africa Israel Residences Ltd.	2,183	85,767
Airport City Ltd. (b)	13,375	176,844
Alony Hetz Properties & Investments Ltd.	26,501	207,890
Altshuler Shaham Penn Ltd.	6,613	13,054
Amot Investments Ltd.	39,500	200,188
Arad Investment & Industrial Development Ltd.	1,074	120,179
Ashtrom Group Ltd.	6,844	102,817
AudioCodes Ltd.	6,116	90,140
Azorim-Investment Development & Construction Co. Ltd.	27,782	69,374
Azrieli Group Ltd.	7,785	446,749
Bank Hapoalim BM	241,966	2,011,218
Bank Leumi Le-Israel BM	293,637	2,218,493

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Bezeq The Israeli Telecommunication Corp. Ltd.	370,790	$504,170
Big Shopping Centers Ltd. (b)	2,046	169,506
Blue Square Real Estate Ltd.	992	54,021
Camtek Ltd. (b)	5,820	160,979
Cellcom Israel Ltd. (b)	30,780	111,230
Check Point Software Technologies Ltd. (b)	19,110	2,484,300
Clal Insurance Enterprises Holdings Ltd. (b)	14,033	190,653
Danel Adir Yeoshua Ltd.	1,347	98,688
Danya Cebus Ltd.	1,393	27,490
Delek Automotive Systems Ltd.	9,266	86,162
Delek Group Ltd.	1,635	181,818
Delta Galil Ltd.	2,065	81,852
Doral Group Renewable Energy Resources Ltd. (b)	29,857	63,392
Elbit Systems Ltd.	5,087	865,275
Elco Ltd.	2,531	92,032
Electra Consumer Products 1970 Ltd.	2,139	58,008
Electra Ltd.	418	177,276
Electra Real Estate Ltd.	7,672	68,285
Energix-Renewable Energies Ltd.	41,880	117,386
Enlight Renewable Energy Ltd. (b)	17,102	286,124
Equital Ltd. (b)	3,782	90,516
Fattal Holdings 1998 Ltd. (b)	970	90,737
FIBI Holdings Ltd.	4,162	156,325
First International Bank Of Israel Ltd.	9,865	348,757
Formula Systems 1985 Ltd.	1,777	117,754
Fox Wizel Ltd.	1,835	156,555
G City Ltd.	12,106	40,172
Gilat Satellite Networks Ltd. (b)	8,589	43,223
Harel Insurance Investments & Financial Services Ltd.	26,038	219,286
Hilan Ltd.	2,662	110,939
ICL Group Ltd.	134,506	910,203
IDI Insurance Co. Ltd.	1,267	31,075
Innoviz Technologies Ltd. (a)(b)	19,130	66,955
Isracard Ltd.	49,413	206,282
Israel Canada T.R Ltd.	17,962	32,818
Israel Corp. Ltd.	754	248,503
Israel Discount Bank Ltd. Class A	234,191	1,148,946
Israel Land Development Co. Ltd.	3,038	25,121
Isras Investment Co. Ltd.	573	94,334
Ituran Location & Control Ltd.	6,200	135,036
Kornit Digital Ltd. (b)	10,500	203,280
M Yochananof & Sons Ltd.	756	34,788
Security Description	Shares	Value
Magic Software Enterprises Ltd.	4,827	$63,479
Malam - Team Ltd.	1,370	25,436
Matrix IT Ltd.	6,184	108,856
Maytronics Ltd.	9,751	103,666
Mega Or Holdings Ltd.	5,861	126,042
Melisron Ltd.	4,921	308,824
Menora Mivtachim Holdings Ltd.	4,497	91,445
Migdal Insurance & Financial Holdings Ltd. (b)	75,361	80,445
Mivne Real Estate KD Ltd.	107,699	297,668
Mizrahi Tefahot Bank Ltd.	29,335	918,456
Nano Dimension Ltd. ADR (a)(b)	63,800	184,382
Nano-X Imaging Ltd. (a)(b)	11,300	65,201
Naphtha Israel Petroleum Corp. Ltd.	12,597	53,309
Nayax Ltd. (b)	1,321	22,396
NEOGAMES SA (b)	2,800	42,560
Neto Malinda Trading Ltd. (b)	1,889	37,114
Nice Ltd. (b)	12,079	2,748,099
Nova Ltd. (b)	5,132	535,837
Oil Refineries Ltd.	372,498	101,829
One Software Technologies Ltd.	7,032	71,682
OPC Energy Ltd. (b)	20,175	150,239
OY Nofar Energy Ltd. (b)	2,491	58,181
Partner Communications Co. Ltd. (b)	24,825	114,843
Paz Oil Co. Ltd. (b)	1,806	176,617
Perion Network Ltd. (b)	7,513	292,476
Phoenix Holdings Ltd.	26,956	267,378
Plus500 Ltd.	17,814	372,682
Prashkovsky Investments & Construction Ltd.	1,044	22,539
Property & Building Corp. Ltd. (b)	682	32,476
Radware Ltd. (b)	9,900	213,246
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	1,480	87,874
REIT 1 Ltd.	33,086	144,771
Retailors Ltd.	1,806	33,060
Sapiens International Corp. NV	5,908	126,989
Sella Capital Real Estate Ltd. REIT	33,394	67,435
Shapir Engineering & Industry Ltd.	29,728	209,891
Shikun & Binui Ltd. (b)	47,570	88,993
Shufersal Ltd.	47,479	230,080
Sisram Medical Ltd. (d)	17,200	30,785
Strauss Group Ltd. (b)	10,127	228,766
Summit Real Estate Holdings Ltd.	5,965	65,917
Taboola.com Ltd. (a)(b)	31,186	84,826

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Tadiran Group Ltd.	1,085	$98,646
Teva Pharmaceutical Industries Ltd. ADR (b)	186,253	1,648,339
Teva Pharmaceutical Industries Ltd. (b)	25,290	224,282
Tower Semiconductor Ltd. (b)	19,500	830,195
Tremor International Ltd. (a)(b)	12,248	31,847
Wix.com Ltd. (b)	11,000	1,097,800
YH Dimri Construction & Development Ltd.	2,050	116,798
ZIM Integrated Shipping Services Ltd. (a)	17,500	412,650
		29,738,810
ITALY — 1.4%
A2A SpA	329,629	526,971
ACEA SpA	6,680	91,502
AMCO - Asset Management Co. SpA Class B (a)(b)(c)	403	—
Amplifon SpA (a)	23,358	811,056
Anima Holding SpA (d)	38,797	157,946
Antares Vision SpA (b)	8,788	60,055
Ariston Holding NV	18,227	201,149
Arnoldo Mondadori Editore SpA	41,346	87,822
Ascopiave SpA	16,517	47,781
Assicurazioni Generali SpA	210,323	4,198,136
Autogrill SpA (a)(b)	35,578	255,322
Azimut Holding SpA (a)	21,251	454,263
Banca Generali SpA (a)	10,823	345,173
Banca IFIS SpA	5,425	82,216
Banca Mediolanum SpA	47,836	433,788
Banca Monte dei Paschi di Siena SpA (b)	82,130	178,794
Banca Popolare di Sondrio SPA	95,663	405,790
Banco BPM SpA	260,004	1,017,492
BFF Bank SpA (d)	25,075	249,246
Biesse SpA	4,132	65,895
BPER Banca (a)	219,007	539,819
Brembo SpA	31,950	468,555
Brunello Cucinelli SpA	5,684	564,962
Buzzi Unicem SpA	18,911	459,822
Carel Industries SpA (d)	5,036	137,699
CIR SpA-Compagnie Industriali (b)	81,273	33,934
Coca-Cola HBC AG (b)	44,294	1,215,358
Credito Emiliano SpA	12,829	95,027
Cromwell European Real Estate Investment Trust	89,560	146,927
Danieli & C Officine Meccaniche SpA	5,774	114,765
Danieli & C Officine Meccaniche SpA (a)	1,537	40,786
Davide Campari-Milano NV	101,491	1,240,603
De' Longhi SpA	14,428	329,807
Security Description	Shares	Value
DiaSorin SpA	4,645	$490,379
Digital Value SpA (b)	503	36,392
doValue SpA (d)	6,479	44,415
El.En. SpA	10,888	142,586
Enav SpA (d)	44,871	188,138
Enel SpA	1,534,877	9,377,965
Eni SpA	472,190	6,597,174
ERG SpA	9,874	300,146
Esprinet SpA	3,797	38,090
Ferrari NV	23,814	6,464,807
Fila SpA	4,681	35,280
Fincantieri SpA (a)(b)	59,925	38,447
FinecoBank Banca Fineco SpA	116,302	1,785,079
Gruppo MutuiOnline SpA	3,985	113,000
GVS SpA (a)(b)(d)	12,903	86,184
Hera SpA	169,891	481,097
Infrastrutture Wireless Italiane SpA (d)	62,299	819,976
Interpump Group SpA	13,724	771,001
Intesa Sanpaolo SpA ADR	3,076,585	7,910,071
Iren SpA	115,861	222,620
Italgas SpA	98,515	601,956
Iveco Group NV (b)	54,778	518,978
Juventus Football Club SpA (a)(b)	93,321	33,640
Leonardo SpA	90,324	1,061,185
Maire Tecnimont SpA (a)	17,380	74,791
MARR SpA	3,554	51,200
Mediobanca Banca di Credito Finanziario SpA (a)	109,164	1,098,953
MFE-MediaForEurope NV Class A (a)	40,137	18,497
MFE-MediaForEurope NV Class B (a)	40,137	27,480
Moncler SpA	39,034	2,700,984
Nexi SpA (b)(d)	110,409	898,923
OVS SpA (d)	29,909	78,585
Pharmanutra SpA	582	35,107
Piaggio & C SpA	24,484	104,557
Pirelli & C SpA (d)	95,706	480,317
Poste Italiane SpA (a)(d)	96,985	990,790
Prysmian SpA	48,594	2,044,166
RAI Way SpA (d)	11,872	71,591
Recordati Industria Chimica e Farmaceutica SpA	19,400	822,083
Reply SpA	4,075	512,630
Safilo Group SpA (b)	36,831	56,439
Saipem SpA (b)	229,319	343,986
Salcef Group SpA	3,946	91,896
Salvatore Ferragamo SpA (a)	6,814	124,855
Sanlorenzo SpA (a)	2,587	112,615
Saras SpA (b)	89,482	139,289
Seco SpA (a)(b)	5,196	25,693
Sesa SpA	1,926	257,905
Snam SpA	384,564	2,042,638
SOL SpA	4,973	133,131

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Spaxs SpA (a)(b)	8,543	$57,128
Tamburi Investment Partners SpA	17,060	154,018
Technogym SpA (d)	19,420	173,074
Technoprobe SpA (b)	20,000	144,830
Telecom Italia SpA (a)(b)	1,863,882	615,783
Terna - Rete Elettrica Nazionale	268,098	2,204,340
Tinexta Spa	5,449	118,487
Tod's SpA (b)	3,016	125,053
UniCredit SpA	362,764	6,849,617
Unipol Gruppo SpA	82,833	425,998
Webuild SpA (a)	51,213	116,578
Wiit SpA (a)	1,415	30,791
Zignago Vetro SpA	3,618	70,536
		77,642,401
JAPAN — 14.4%
77 Bank Ltd.	8,100	132,039
ABC-Mart, Inc.	6,900	380,932
Activia Properties, Inc. REIT	135	384,252
Adastria Co. Ltd.	7,500	138,333
ADEKA Corp.	13,800	235,728
Advance Logistics Investment Corp. REIT	82	81,589
Advance Residence Investment Corp. REIT	253	602,628
Advantest Corp. (a)	35,200	3,255,539
Aeon Co. Ltd.	124,400	2,407,747
Aeon Delight Co. Ltd.	3,300	75,625
AEON Financial Service Co. Ltd.	15,600	145,324
Aeon Hokkaido Corp. (a)	3,200	19,409
Aeon Mall Co. Ltd.	21,600	282,839
AEON REIT Investment Corp.	303	330,445
AGC, Inc.	36,800	1,368,691
Ai Holdings Corp.	4,100	70,959
Aica Kogyo Co. Ltd.	11,900	272,807
Aichi Corp.	11,000	66,047
Aichi Financial Group, Inc.	6,400	104,100
Aida Engineering Ltd.	8,700	53,691
Aiful Corp. (a)	60,800	164,529
Ain Holdings, Inc.	3,800	158,941
Air Water, Inc.	33,100	414,958
Airtrip Corp. (a)	3,000	59,335
Aisin Corp.	27,500	756,175
Ajinomoto Co., Inc. (a)	86,700	3,008,968
Alfresa Holdings Corp.	33,800	432,046
Alpen Co. Ltd. (a)	6,500	97,696
Alpha Systems, Inc. (a)	1,000	30,702
Alps Alpine Co. Ltd. (a)	43,200	414,754
Amada Co. Ltd.	61,600	576,037
Amano Corp.	9,900	186,603
Amvis Holdings, Inc. (a)	6,600	153,331
ANA Holdings, Inc. (a)(b)	28,700	622,316
Anicom Holdings, Inc. (a)	7,200	27,741
Security Description	Shares	Value
Anritsu Corp.	27,500	$253,605
AOKI Holdings, Inc.	8,500	54,657
Aozora Bank Ltd. (a)	21,300	385,019
Appier Group, Inc. (b)	11,600	148,421
Arata Corp.	1,900	58,118
Arcland Service Holdings Co. Ltd. (a)	4,100	69,323
ARCLANDS Corp.	9,000	101,219
Arcs Co. Ltd.	8,800	148,861
Argo Graphics, Inc. (a)	2,900	80,589
Ariake Japan Co. Ltd. (a)	2,700	99,291
ARTERIA Networks Corp.	5,200	49,978
As One Corp. (a)	6,000	254,762
Asahi Group Holdings Ltd.	86,600	3,215,452
Asahi Holdings, Inc. (a)	11,500	175,320
Asahi Intecc Co. Ltd.	41,200	726,209
Asahi Kasei Corp.	235,900	1,648,359
Asics Corp.	34,600	983,229
ASKUL Corp.	4,800	62,343
Astellas Pharma, Inc.	354,900	5,030,242
Atom Corp. (a)(b)	21,200	127,730
Autobacs Seven Co. Ltd.	12,200	132,719
Avex, Inc. (a)	6,600	74,499
Awa Bank Ltd. (a)	4,900	72,078
Axial Retailing, Inc.	2,100	54,379
Azbil Corp.	21,900	598,410
AZ-COM MARUWA Holdings, Inc. (a)	5,400	81,140
Bandai Namco Holdings, Inc.	114,000	2,451,925
Bank of Kyoto Ltd.	10,200	481,313
BayCurrent Consulting, Inc.	25,000	1,035,496
Belc Co. Ltd.	1,500	63,303
Bell System24 Holdings, Inc.	3,500	38,166
Belluna Co. Ltd. (a)	8,800	46,565
Benefit One, Inc. (a)	17,200	244,851
Benesse Holdings, Inc.	11,900	173,967
Bengo4.com, Inc. (a)(b)	2,500	45,754
Bic Camera, Inc.	14,200	119,058
BIPROGY, Inc.	14,800	362,817
BML, Inc. (a)	3,000	69,869
Bridgestone Corp.	110,800	4,490,342
Brother Industries Ltd.	44,400	667,343
Bunka Shutter Co. Ltd. (a)	10,500	87,594
Bushiroad, Inc. (a)	6,600	38,433
C Uyemura & Co. Ltd.	2,600	127,300
Calbee, Inc.	14,300	297,911
Canon Electronics, Inc.	2,900	40,421
Canon Marketing Japan, Inc.	6,900	164,013
Canon, Inc. (a)	194,200	4,314,570
Capcom Co. Ltd.	35,200	1,256,846
Casio Computer Co. Ltd. (a)	35,400	347,632
Cawachi Ltd. (a)	5,300	91,324
Cellebrite DI Ltd. (a)(b)	9,577	58,324
CellSource Co. Ltd. (a)(b)	1,400	32,889
Central Glass Co. Ltd.	4,900	108,521
Central Japan Railway Co.	27,400	3,261,620

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Change, Inc. (a)	6,500	$115,584
Chiba Bank Ltd.	97,800	629,733
Chiyoda Corp. (a)(b)	30,000	88,726
Chofu Seisakusho Co. Ltd.	3,100	51,986
Chubu Electric Power Co., Inc.	120,100	1,263,986
Chudenko Corp. (a)	3,000	48,235
Chugai Pharmaceutical Co. Ltd.	127,300	3,135,929
Chugin Financial Group, Inc.	22,200	148,814
Chugoku Electric Power Co., Inc. (a)(b)	53,500	271,104
Chugoku Marine Paints Ltd.	8,400	69,386
CI Takiron Corp.	12,200	45,335
Citizen Watch Co. Ltd. (a)	36,600	214,834
CKD Corp.	7,700	125,433
Coca-Cola Bottlers Japan Holdings, Inc.	22,100	240,950
COLOPL, Inc. (a)	4,900	22,110
Colowide Co. Ltd. (a)	11,900	172,737
Comforia Residential REIT, Inc.	118	280,064
COMSYS Holdings Corp. (a)	22,700	418,258
Comture Corp.	6,200	97,186
Concordia Financial Group Ltd.	197,100	724,781
Cosmo Energy Holdings Co. Ltd.	15,400	497,720
Cosmos Pharmaceutical Corp.	4,100	368,332
CRE Logistics REIT, Inc.	137	174,361
Create Restaurants Holdings, Inc. (a)	31,600	240,588
Create SD Holdings Co. Ltd.	4,000	101,427
Credit Saison Co. Ltd. (a)	26,700	338,590
Curves Holdings Co. Ltd.	4,300	24,816
CyberAgent, Inc. (a)	80,200	677,912
CYBERDYNE, Inc. (a)(b)	11,000	23,612
Cybozu, Inc. (a)	7,400	164,695
Dai Nippon Printing Co. Ltd.	44,800	1,251,363
Daicel Corp.	53,800	405,570
Daido Steel Co. Ltd. (a)	4,200	164,928
Daifuku Co. Ltd.	61,200	1,133,621
Daihen Corp.	3,000	100,596
Daiho Corp. (a)	2,700	74,874
Dai-ichi Life Holdings, Inc.	185,600	3,403,897
Daiichi Sankyo Co. Ltd.	336,800	12,256,590
Daiichikosho Co. Ltd.	17,800	293,488
Daiken Corp.	4,000	68,756
Daiki Aluminium Industry Co. Ltd. (a)	6,500	70,211
Daikin Industries Ltd.	48,000	8,591,132
Daikokutenbussan Co. Ltd.	2,200	83,278
Daio Paper Corp. (a)	20,200	157,605
Daiseki Co. Ltd.	10,660	338,031
Daishi Hokuetsu Financial Group, Inc.	5,500	119,918
Security Description	Shares	Value
Daito Trust Construction Co. Ltd.	12,900	$1,282,182
Daiwa House Industry Co. Ltd.	113,900	2,677,276
Daiwa House REIT Investment Corp.	425	868,767
Daiwa Industries Ltd.	6,600	68,949
Daiwa Office Investment Corp. REIT	53	241,851
Daiwa Securities Group, Inc. (a)	267,200	1,251,432
Daiwa Securities Living Investments Corp. REIT	428	350,706
Daiwabo Holdings Co. Ltd.	15,300	252,106
DCM Holdings Co. Ltd.	20,900	181,695
Demae-Can Co. Ltd. (a)(b)	9,700	32,069
DeNA Co. Ltd. (a)	12,800	174,508
Denka Co. Ltd.	13,800	284,912
Denso Corp.	84,100	4,735,990
Dentsu Group, Inc.	39,900	1,403,078
Descente Ltd. (a)	5,100	160,017
Dexerials Corp. (a)	9,400	191,727
DIC Corp.	13,700	246,212
Digital Arts, Inc. (a)	1,700	65,804
Digital Garage, Inc. (a)	4,800	158,185
dip Corp. (a)	5,500	147,078
Direct Marketing MiX, Inc. (a)	6,600	67,682
Disco Corp.	16,200	1,880,112
DMG Mori Co. Ltd.	20,500	345,750
Doshisha Co. Ltd.	4,900	71,567
Doutor Nichires Holdings Co. Ltd.	3,100	44,214
Dowa Holdings Co. Ltd.	9,500	304,778
DTS Corp.	5,600	136,119
Duskin Co. Ltd.	11,700	280,959
DyDo Group Holdings, Inc. (a)	1,000	36,682
Earth Corp.	3,300	117,848
East Japan Railway Co.	57,400	3,169,087
Ebara Corp.	18,000	836,176
EDION Corp. (a)	11,900	114,805
eGuarantee, Inc.	9,200	151,046
Eiken Chemical Co. Ltd.	8,200	96,715
Eisai Co. Ltd.	47,900	2,714,261
Eizo Corp.	1,600	49,411
Elan Corp.	4,000	31,702
Elecom Co. Ltd.	10,000	94,887
Electric Power Development Co. Ltd.	26,300	421,740
EM Systems Co. Ltd.	15,200	96,918
en Japan, Inc. (a)	9,200	158,403
ENEOS Holdings, Inc.	584,800	2,046,921
eRex Co. Ltd. (a)	3,000	41,539
ES-Con Japan Ltd.	18,200	119,255
euglena Co. Ltd. (a)(b)	22,900	162,373
Exedy Corp.	3,100	42,318
EXEO Group, Inc.	16,800	303,374

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Ezaki Glico Co. Ltd.	9,400	$235,871
Fancl Corp.	13,900	255,262
FANUC Corp.	185,500	6,682,956
Fast Retailing Co. Ltd.	34,000	7,425,408
FCC Co. Ltd.	3,600	42,100
Ferrotec Holdings Corp. (a)	7,100	179,188
Financial Partners Group Co. Ltd.	14,500	126,593
Food & Life Cos. Ltd.	30,900	804,452
FP Corp. (a)	7,000	173,495
Freee KK (a)(b)	7,800	200,483
Frontier Real Estate Investment Corp. REIT	103	368,178
Fuji Co. Ltd. (a)	4,000	52,111
Fuji Corp.	19,800	334,475
Fuji Electric Co. Ltd.	25,700	1,012,499
Fuji Kyuko Co. Ltd.	4,100	135,738
Fuji Media Holdings, Inc.	5,100	45,956
Fuji Oil Holdings, Inc. (a)	9,500	137,723
Fuji Seal International, Inc.	6,200	70,706
Fuji Soft, Inc. (a)	4,500	260,603
Fujicco Co. Ltd. (a)	4,500	62,772
FUJIFILM Holdings Corp.	68,300	3,458,903
Fujikura Ltd.	39,500	279,927
Fujimi, Inc.	2,900	160,177
Fujimori Kogyo Co. Ltd.	2,700	64,997
Fujio Food Group, Inc. (a)(b)	4,800	50,074
Fujitec Co. Ltd. (a)	9,700	240,695
Fujitsu General Ltd.	11,300	318,334
Fujitsu Ltd.	38,100	5,136,278
Fujiya Co. Ltd.	3,600	66,910
Fukui Computer Holdings, Inc.	3,000	62,039
Fukuoka Financial Group, Inc.	32,300	620,011
Fukuoka REIT Corp. (a)	190	231,665
Fukushima Galilei Co. Ltd.	2,400	86,561
Fukuyama Transporting Co. Ltd.	4,200	113,964
FULLCAST Holdings Co. Ltd.	7,200	131,505
Funai Soken Holdings, Inc. (a)	9,400	192,529
Furukawa Co. Ltd.	5,200	50,104
Furukawa Electric Co. Ltd. (a)	16,900	314,051
Fuso Chemical Co. Ltd.	3,100	88,372
Future Corp.	8,700	119,975
Fuyo General Lease Co. Ltd.	2,900	196,851
G-7 Holdings, Inc. (a)	8,400	91,656
Genky DrugStores Co. Ltd.	3,300	97,207
Geo Holdings Corp. (a)	5,700	68,850
Giken Ltd. (a)	2,200	46,132
Global One Real Estate Investment Corp. REIT	139	109,334
GLOBERIDE, Inc. (a)	4,700	87,966
Glory Ltd.	9,800	214,015
GLP J-REIT	823	887,498
Security Description	Shares	Value
GMO Financial Gate, Inc.	800	$60,594
GMO Financial Holdings, Inc. (a)	5,300	23,077
GMO GlobalSign Holdings KK (a)	1,000	30,839
GMO internet group, Inc.	11,300	219,727
GMO Payment Gateway, Inc.	7,900	682,343
GNI Group Ltd. (a)(b)	6,700	52,665
Goldcrest Co. Ltd.	3,600	46,403
Goldwin, Inc.	4,400	418,805
Gree, Inc. (a)	15,200	79,299
GS Yuasa Corp.	11,800	212,619
G-Tekt Corp. (a)	3,300	35,654
GungHo Online Entertainment, Inc.	7,200	131,590
Gunma Bank Ltd.	63,000	210,179
Gunze Ltd. (a)	1,500	50,691
H.U. Group Holdings, Inc.	13,300	267,178
H2O Retailing Corp. (a)	13,300	149,266
Hachijuni Bank Ltd.	54,100	234,473
Hakuhodo DY Holdings, Inc. (a)	49,800	563,268
Hakuto Co. Ltd. (a)	1,900	70,626
Halows Co. Ltd.	1,500	36,038
Hamakyorex Co. Ltd.	2,200	53,529
Hamamatsu Photonics KK	27,900	1,501,413
Hankyu Hanshin Holdings, Inc.	43,000	1,272,019
Hankyu Hanshin REIT, Inc.	94	98,121
Hanwa Co. Ltd. (a)	6,000	178,950
Harmonic Drive Systems, Inc. (a)	8,900	296,098
Haseko Corp.	43,300	502,113
Hazama Ando Corp. (a)	38,400	247,791
Heiwa Corp.	10,800	213,765
Heiwa Real Estate Co. Ltd.	5,200	148,473
Heiwa Real Estate REIT, Inc.	143	164,128
Heiwado Co. Ltd.	3,000	45,997
Hiday Hidaka Corp. (a)	3,500	56,655
Hikari Tsushin, Inc.	3,800	532,737
Hino Motors Ltd. (b)	48,400	202,196
Hioki EE Corp.	2,100	137,311
Hirata Corp. (a)	2,600	134,735
Hirogin Holdings, Inc.	54,100	255,208
Hirose Electric Co. Ltd.	5,500	717,843
HIS Co. Ltd. (a)(b)	9,300	140,202
Hisamitsu Pharmaceutical Co., Inc.	8,800	251,099
Hitachi Construction Machinery Co. Ltd.	20,000	465,042
Hitachi Ltd.	186,900	10,247,839
Hitachi Zosen Corp.	36,800	240,871
Hogy Medical Co. Ltd.	6,600	157,951
Hokkaido Electric Power Co., Inc. (b)	31,100	113,862
Hokkoku Financial Holdings, Inc. (a)	3,200	99,762

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hokuetsu Corp. (a)	18,500	$123,798
Hokuhoku Financial Group, Inc. (a)	54,100	377,670
Hokuriku Electric Power Co. (a)(b)	25,500	113,859
Hokuto Corp. (a)	6,300	87,935
Honda Motor Co. Ltd.	314,300	8,293,924
Horiba Ltd.	6,500	389,187
Hoshino Resorts REIT, Inc.	39	202,480
Hoshizaki Corp.	20,300	748,195
Hosiden Corp.	7,100	86,277
House Foods Group, Inc.	13,400	283,450
Hoya Corp.	69,000	7,607,297
Hulic Co. Ltd.	73,000	599,022
Hulic REIT, Inc.	309	347,974
Hyakugo Bank Ltd. (a)	22,900	64,061
Ibiden Co. Ltd. (a)	21,000	840,177
Ichibanya Co. Ltd.	4,100	155,601
Ichigo Office REIT Investment Corp.	183	133,237
Ichigo, Inc.	57,100	119,413
Idec Corp.	3,800	98,781
Idemitsu Kosan Co. Ltd. (a)	37,777	825,086
IDOM, Inc.	21,200	136,864
IHI Corp.	26,200	656,565
Iida Group Holdings Co. Ltd.	26,500	431,632
Iino Kaiun Kaisha Ltd.	10,500	79,696
Inaba Denki Sangyo Co. Ltd.	7,300	159,195
Inabata & Co. Ltd.	5,700	115,639
Inageya Co. Ltd. (a)	2,600	25,139
Industrial & Infrastructure Fund Investment Corp. REIT	370	401,745
Infocom Corp.	2,800	49,499
Infomart Corp. (a)	36,200	75,867
Information Services International-Dentsu Ltd.	6,300	247,914
INFRONEER Holdings, Inc.	48,680	375,351
Inpex Corp.	198,000	2,090,380
Insource Co. Ltd. (a)	6,400	65,321
Internet Initiative Japan, Inc.	18,500	384,825
Invincible Investment Corp. REIT	1,131	474,915
Iriso Electronics Co. Ltd. (a)	4,100	152,360
Isetan Mitsukoshi Holdings Ltd. (a)	63,400	708,167
Isuzu Motors Ltd.	109,400	1,304,344
Ito En Ltd.	9,200	300,333
ITOCHU Corp. (a)	229,600	7,459,560
Itochu Enex Co. Ltd.	5,600	47,636
Itochu Techno-Solutions Corp.	16,500	405,597
Itochu-Shokuhin Co. Ltd. (a)	800	30,724
Itoham Yonekyu Holdings, Inc.	22,500	118,510
Iwatani Corp.	8,200	357,971
Iyogin Holdings, Inc. (a)	34,300	194,486
Security Description	Shares	Value
Izumi Co. Ltd.	4,800	$113,813
J Front Retailing Co. Ltd.	45,600	454,311
JAC Recruitment Co. Ltd.	8,300	163,358
Jaccs Co. Ltd.	3,300	109,299
JAFCO Group Co. Ltd.	10,800	154,327
Japan Airlines Co. Ltd.	30,300	589,394
Japan Airport Terminal Co. Ltd. (b)	11,500	573,097
Japan Aviation Electronics Industry Ltd. (a)	11,800	204,988
Japan Display, Inc. (a)(b)	167,900	50,695
Japan Elevator Service Holdings Co. Ltd. (a)	9,800	159,573
Japan Excellent, Inc. REIT	180	162,507
Japan Exchange Group, Inc.	93,300	1,423,541
Japan Hotel REIT Investment Corp.	801	453,214
Japan Lifeline Co. Ltd.	15,700	108,664
Japan Logistics Fund, Inc. REIT	175	387,925
Japan Material Co. Ltd. (a)	14,200	253,397
Japan Metropolitan Fund Invest REIT	1,325	965,294
Japan Petroleum Exploration Co. Ltd.	4,700	158,030
Japan Post Bank Co. Ltd. (a)	288,900	2,353,993
Japan Post Holdings Co. Ltd.	450,200	3,645,162
Japan Post Insurance Co. Ltd.	39,100	607,964
Japan Prime Realty Investment Corp. REIT	158	415,248
Japan Pulp & Paper Co. Ltd. (a)	2,000	77,600
Japan Real Estate Investment Corp. REIT	231	918,412
Japan Securities Finance Co. Ltd. (a)	22,000	168,822
Japan Steel Works Ltd.	11,200	210,108
Japan Tobacco, Inc.	232,700	4,903,815
Japan Wool Textile Co. Ltd.	5,100	37,943
JCR Pharmaceuticals Co. Ltd. (a)	9,800	104,777
JCU Corp.	3,500	91,316
Jeol Ltd.	8,000	257,973
JFE Holdings, Inc.	90,300	1,143,414
JGC Holdings Corp.	46,600	577,777
JINS Holdings, Inc.	4,500	122,506
JMDC, Inc. (b)	6,900	238,709
J-Oil Mills, Inc. (a)	3,600	41,242
Joshin Denki Co. Ltd. (a)	3,500	51,564
Joyful Honda Co. Ltd.	8,000	103,359
JSR Corp.	33,000	778,809
JTEKT Corp.	43,700	336,661
JTOWER, Inc. (a)(b)	1,800	66,968
Juroku Financial Group, Inc.	8,300	176,685
Justsystems Corp. (a)	4,900	130,702
Kadokawa Corp. (a)	21,100	449,585

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Kaga Electronics Co. Ltd.	2,000	$75,772
Kagome Co. Ltd.	13,600	316,417
Kajima Corp.	77,200	929,401
Kakaku.com, Inc.	27,000	369,760
Kaken Pharmaceutical Co. Ltd.	5,700	158,782
Kameda Seika Co. Ltd. (a)	1,600	52,911
Kamigumi Co. Ltd.	17,100	358,392
Kanamoto Co. Ltd.	4,700	77,255
Kandenko Co. Ltd.	27,300	192,398
Kaneka Corp.	10,500	273,720
Kanematsu Corp.	15,600	193,274
Kansai Electric Power Co., Inc.	130,400	1,266,949
Kansai Paint Co. Ltd.	33,000	446,177
Kanto Denka Kogyo Co. Ltd.	9,100	71,019
Kao Corp.	88,300	3,428,966
Kappa Create Co. Ltd. (a)(b)	7,600	82,759
Katakura Industries Co. Ltd.	5,600	78,363
Katitas Co. Ltd.	9,300	181,582
Kato Sangyo Co. Ltd.	3,500	92,698
Kawasaki Heavy Industries Ltd. (a)	28,400	620,251
Kawasaki Kisen Kaisha Ltd. (a)	39,700	908,398
KDDI Corp.	310,300	9,546,304
KeePer Technical Laboratory Co. Ltd. (a)	4,900	182,779
Keihan Holdings Co. Ltd. (a)	17,300	450,404
Keihanshin Building Co. Ltd.	6,200	55,954
Keikyu Corp. (a)	41,500	393,388
Keio Corp. (a)	19,100	669,104
Keisei Electric Railway Co. Ltd.	24,000	737,506
Keiyo Bank Ltd. (a)	11,200	47,847
Keiyo Co. Ltd.	7,200	45,702
Kenedix Office Investment Corp. REIT	161	371,531
Kenedix Residential Next Investment Corp. REIT	187	288,306
Kenedix Retail REIT Corp.	97	171,469
Kewpie Corp.	18,800	315,093
Keyence Corp.	37,300	18,237,773
KFC Holdings Japan Ltd. (a)	1,700	36,170
KH Neochem Co. Ltd.	5,100	92,531
Kikkoman Corp.	27,400	1,395,555
Kinden Corp.	24,000	288,542
Kintetsu Group Holdings Co. Ltd.	31,500	1,012,337
Kirin Holdings Co. Ltd.	156,500	2,470,090
Kisoji Co. Ltd. (a)	6,300	105,019
Kissei Pharmaceutical Co. Ltd.	3,200	63,743
Ki-Star Real Estate Co. Ltd. (a)	2,300	71,964
Kitz Corp.	7,300	51,209
Kiyo Bank Ltd. (a)	12,500	140,076
Security Description	Shares	Value
Koa Corp. (a)	4,200	$58,524
Kobayashi Pharmaceutical Co. Ltd.	10,400	634,551
Kobe Bussan Co. Ltd. (a)	27,800	774,399
Kobe Steel Ltd.	63,800	507,401
Koei Tecmo Holdings Co. Ltd. (a)	25,320	456,536
Kohnan Shoji Co. Ltd. (a)	3,300	80,733
Koito Manufacturing Co. Ltd.	38,700	731,870
Kokuyo Co. Ltd.	18,800	266,286
Komatsu Ltd.	179,500	4,445,565
KOMEDA Holdings Co. Ltd.	6,800	120,473
Komeri Co. Ltd.	5,500	113,338
Konami Group Corp.	17,400	796,728
Konica Minolta, Inc. (a)	84,300	362,227
Konishi Co. Ltd. (a)	5,200	75,263
Konoike Transport Co. Ltd.	4,700	52,878
Kose Corp.	6,200	735,177
Koshidaka Holdings Co. Ltd.	4,300	31,159
Kotobuki Spirits Co. Ltd.	2,800	198,206
K's Holdings Corp.	25,500	223,359
Kubota Corp.	192,200	2,907,110
Kumagai Gumi Co. Ltd.	7,000	140,189
Kumiai Chemical Industry Co. Ltd.	12,100	77,693
Kura Sushi, Inc. (a)	3,100	76,196
Kuraray Co. Ltd.	59,500	545,968
Kureha Corp. (a)	2,400	153,403
Kurita Water Industries Ltd. (a)	19,500	891,123
Kusuri No. Aoki Holdings Co. Ltd.	3,000	151,794
KYB Corp.	2,700	81,919
Kyocera Corp.	60,900	3,169,386
Kyoei Steel Ltd.	3,100	37,641
Kyokuto Kaihatsu Kogyo Co. Ltd.	5,800	70,722
KYORIN Holdings, Inc.	6,100	78,327
Kyoritsu Maintenance Co. Ltd. (a)	4,400	177,505
Kyowa Kirin Co. Ltd.	54,100	1,178,290
Kyudenko Corp.	6,400	162,400
Kyushu Electric Power Co., Inc. (b)	68,500	390,523
Kyushu Financial Group, Inc. (a)	69,300	249,459
Kyushu Railway Co. (a)	27,800	617,079
LaSalle Logiport REIT	307	355,413
Lasertec Corp.	14,300	2,534,800
Lawson, Inc.	8,000	337,901
Leopalace21 Corp. (a)(b)	38,400	103,478
Life Corp.	1,600	31,161
LIFENET INSURANCE Co. (b)	23,500	206,413
Link & Motivation, Inc. (a)	5,700	22,604
Lintec Corp.	6,100	99,706
Lion Corp.	42,100	453,848

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
LITALICO, Inc.	3,800	$74,168
Lixil Corp.	53,900	887,560
M&A Capital Partners Co. Ltd. (b)	3,100	86,782
M&A Research Institute Holdings, Inc. (a)(b)	5,100	378,260
M3, Inc.	84,100	2,111,707
Mabuchi Motor Co. Ltd.	8,100	235,792
Macnica Holdings, Inc.	7,200	204,603
Maeda Kosen Co. Ltd. (a)	5,700	138,470
Makino Milling Machine Co. Ltd.	3,400	124,656
Makita Corp. (a)	45,000	1,118,066
Management Solutions Co. Ltd. (a)	1,800	45,059
Mandom Corp. (a)	3,500	39,008
Mani, Inc. (a)	12,800	174,860
Marubeni Corp.	292,900	3,973,928
Maruha Nichiro Corp.	6,800	121,599
Marui Group Co. Ltd. (a)	32,800	500,877
Maruichi Steel Tube Ltd.	10,400	228,416
MARUKA FURUSATO Corp.	4,600	97,588
Maruwa Co. Ltd. (a)	1,300	180,833
Maruzen Showa Unyu Co. Ltd.	2,600	63,154
Matsuda Sangyo Co. Ltd. (a)	1,700	29,145
Matsui Securities Co. Ltd. (a)	30,700	181,057
MatsukiyoCocokara & Co.	27,040	1,428,963
Matsuyafoods Holdings Co. Ltd. (a)	2,200	67,572
Max Co. Ltd.	4,200	67,237
Maxell Ltd.	6,800	78,952
Maxvalu Tokai Co. Ltd.	1,400	28,284
Mazda Motor Corp.	118,700	1,092,297
McDonald's Holdings Co. Japan Ltd. (a)	17,800	738,267
MCJ Co. Ltd.	10,000	70,235
Mebuki Financial Group, Inc.	172,600	421,018
Medipal Holdings Corp.	33,000	448,674
Medley, Inc. (b)	4,300	131,586
Megachips Corp.	1,800	44,553
Megmilk Snow Brand Co. Ltd.	6,600	87,654
Meidensha Corp. (a)	5,900	85,668
MEIJI Holdings Co. Ltd.	41,000	972,805
Meiko Electronics Co. Ltd. (a)	4,700	104,366
Meitec Corp.	13,300	237,567
Melco Holdings, Inc. (a)	1,400	34,514
Menicon Co. Ltd. (a)	11,500	244,483
Mercari, Inc. (a)(b)	20,200	355,208
METAWATER Co. Ltd. (a)	4,200	54,756
Micronics Japan Co. Ltd.	8,600	86,901
Midac Holdings Co. Ltd.	1,100	17,935
Mie Kotsu Group Holdings, Inc.	19,400	81,713
Milbon Co. Ltd.	3,900	160,460
Security Description	Shares	Value
Mimasu Semiconductor Industry Co. Ltd. (a)	4,300	$95,845
MINEBEA MITSUMI, Inc. (a)	74,800	1,425,037
Mirai Corp. REIT	251	85,120
MIRAIT ONE Corp.	13,900	172,700
MISUMI Group, Inc.	53,500	1,341,182
Mitani Sekisan Co. Ltd. (a)	4,200	148,137
Mitsubishi Chemical Group Corp.	238,700	1,416,302
Mitsubishi Corp.	241,400	8,654,527
Mitsubishi Electric Corp.	375,100	4,471,884
Mitsubishi Estate Co. Ltd.	222,200	2,636,739
Mitsubishi Estate Logistics REIT Investment Corp. (a)	116	340,985
Mitsubishi Gas Chemical Co., Inc.	27,500	408,227
Mitsubishi HC Capital, Inc.	144,830	746,095
Mitsubishi Heavy Industries Ltd.	61,000	2,241,982
Mitsubishi Logisnext Co. Ltd.	7,200	51,207
Mitsubishi Logistics Corp.	10,700	251,035
Mitsubishi Materials Corp.	24,500	398,556
Mitsubishi Motors Corp. (a)(b)	119,300	469,024
Mitsubishi Pencil Co. Ltd.	5,800	71,209
Mitsubishi Research Institute, Inc. (a)	1,100	42,268
Mitsubishi Shokuhin Co. Ltd.	1,300	31,870
Mitsubishi UFJ Financial Group, Inc.	2,291,700	14,651,984
Mitsuboshi Belting Ltd.	4,200	124,692
Mitsui & Co. Ltd.	276,200	8,588,735
Mitsui Chemicals, Inc. (a)	34,400	886,125
Mitsui DM Sugar Holdings Co. Ltd. (a)	2,500	38,277
Mitsui Fudosan Co. Ltd.	171,900	3,221,401
Mitsui Fudosan Logistics Park, Inc. REIT	91	318,527
Mitsui High-Tec, Inc. (a)	3,200	203,030
Mitsui Mining & Smelting Co. Ltd. (a)	9,500	230,577
Mitsui OSK Lines Ltd. (a)	64,100	1,603,673
Mitsui-Soko Holdings Co. Ltd.	7,100	210,410
Mitsuuroko Group Holdings Co. Ltd. (a)	3,800	37,108
Miura Co. Ltd. (a)	18,800	481,025
Mixi, Inc.	7,200	144,495
Mizuho Financial Group, Inc.	465,720	6,582,503
Mizuho Leasing Co. Ltd. (a)	5,900	156,168
Mizuno Corp.	3,400	79,682
Mochida Pharmaceutical Co. Ltd.	3,500	88,239
Modec, Inc. (b)	2,400	25,342
Monex Group, Inc. (a)	37,700	136,793
Money Forward, Inc. (b)	8,200	286,274
Monogatari Corp.	4,200	85,317
MonotaRO Co. Ltd.	45,200	567,975

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Mori Hills REIT Investment Corp.	284	$315,521
Mori Trust REIT, Inc.	541	278,814
Morinaga & Co. Ltd.	7,300	206,268
Morinaga Milk Industry Co. Ltd.	8,300	297,832
Morita Holdings Corp.	4,400	44,165
MOS Food Services, Inc. (a)	3,100	70,126
MS&AD Insurance Group Holdings, Inc.	82,300	2,544,511
Murata Manufacturing Co. Ltd.	110,800	6,736,749
Musashi Seimitsu Industry Co. Ltd. (a)	10,800	152,623
Musashino Bank Ltd.	4,100	68,725
Nabtesco Corp.	19,500	478,489
Nachi-Fujikoshi Corp. (a)	2,300	68,627
Nafco Co. Ltd. (a)	2,000	26,549
Nagaileben Co. Ltd.	6,300	97,028
Nagase & Co. Ltd.	17,400	267,399
Nagawa Co. Ltd. (a)	1,600	82,453
Nagoya Railroad Co. Ltd.	39,200	603,639
Nakanishi, Inc.	13,100	259,621
Nankai Electric Railway Co. Ltd. (a)	17,600	387,583
Nanto Bank Ltd. (a)	3,100	54,341
NEC Corp.	45,800	1,763,932
NEC Networks & System Integration Corp.	9,300	113,338
NET One Systems Co. Ltd.	13,000	311,213
Nexon Co. Ltd.	90,800	2,163,061
Nextage Co. Ltd. (a)	8,200	170,986
NGK Insulators Ltd. (a)	43,900	580,758
NGK Spark Plug Co. Ltd. (a)	27,500	567,708
NH Foods Ltd. (a)	14,300	412,664
NHK Spring Co. Ltd.	36,400	260,701
Nichias Corp.	12,200	245,298
Nichicon Corp.	5,100	53,217
Nichiden Corp.	3,800	54,583
Nichiha Corp.	5,200	106,111
Nichirei Corp.	19,300	389,649
Nidec Corp.	86,800	4,506,465
Nifco, Inc.	14,000	397,114
Nihon Kohden Corp.	14,700	397,926
Nihon M&A Center Holdings, Inc.	57,900	432,954
Nihon Parkerizing Co. Ltd.	12,300	92,237
Nikkiso Co. Ltd.	9,900	70,302
Nikkon Holdings Co. Ltd. (a)	8,800	164,520
Nikon Corp. (a)	53,000	542,821
Nintendo Co. Ltd.	212,900	8,249,797
Nippn Corp.	8,800	109,915
Nippon Accommodations Fund, Inc. REIT	95	426,977
Nippon Building Fund, Inc. REIT	316	1,312,249
Nippon Carbon Co. Ltd.	1,200	37,093
Security Description	Shares	Value
Nippon Ceramic Co. Ltd.	2,800	$57,215
Nippon Densetsu Kogyo Co. Ltd.	3,100	37,078
Nippon Electric Glass Co. Ltd.	12,700	244,312
NIPPON EXPRESS HOLDINGS, Inc.	14,400	866,845
Nippon Gas Co. Ltd.	18,900	273,635
Nippon Kanzai Co. Ltd. (b)	4,000	82,466
Nippon Kayaku Co. Ltd.	19,200	173,548
Nippon Light Metal Holdings Co. Ltd. (a)	14,500	159,934
Nippon Paint Holdings Co. Ltd.	164,500	1,543,148
Nippon Paper Industries Co. Ltd. (a)(b)	23,100	178,030
Nippon Parking Development Co. Ltd.	44,800	78,616
Nippon Pillar Packing Co. Ltd. (a)	9,400	266,606
Nippon Prologis REIT, Inc.	404	853,262
NIPPON REIT Investment Corp.	79	190,411
Nippon Road Co. Ltd.	1,200	66,047
Nippon Sanso Holdings Corp.	34,000	612,810
Nippon Seiki Co. Ltd.	4,600	29,337
Nippon Shinyaku Co. Ltd.	8,500	374,176
Nippon Shokubai Co. Ltd.	6,400	254,992
Nippon Signal Company Ltd. (a)	6,300	50,492
Nippon Soda Co. Ltd.	2,900	100,947
Nippon Steel Corp.	153,100	3,601,781
Nippon Steel Trading Corp.	4,900	343,022
Nippon Telegraph & Telephone Corp.	230,400	6,868,682
Nippon Television Holdings, Inc.	5,700	49,029
Nippon Yusen KK (a)	92,200	2,148,541
Nipro Corp. (a)	27,000	207,510
Nishimatsu Construction Co. Ltd. (a)	6,200	159,917
Nishimatsuya Chain Co. Ltd. (a)	9,000	110,831
Nishi-Nippon Financial Holdings, Inc.	22,400	183,796
Nishi-Nippon Railroad Co. Ltd. (a)	9,000	162,405
Nishio Rent All Co. Ltd.	2,900	67,960
Nissan Chemical Corp.	24,100	1,091,959
Nissan Motor Co. Ltd. (a)	436,400	1,647,685
Nissan Shatai Co. Ltd. (a)	6,700	42,789
Nissha Co. Ltd.	4,100	57,707
Nisshin Oillio Group Ltd.	3,600	88,042
Nisshin Seifun Group, Inc.	35,600	415,637
Nisshinbo Holdings, Inc.	27,200	207,875
Nissin Electric Co. Ltd. (b)	8,000	102,535

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Nissin Foods Holdings Co. Ltd.	12,400	$1,131,170
Nissui Corp.	42,500	173,828
Nitori Holdings Co. Ltd.	16,200	1,951,711
Nitta Corp.	3,000	66,362
Nittetsu Mining Co. Ltd.	1,600	43,238
Nitto Boseki Co. Ltd. (a)	6,800	103,662
Nitto Denko Corp.	26,700	1,723,968
Nitto Kogyo Corp. (a)	3,700	73,698
Noevir Holdings Co. Ltd.	2,300	93,633
NOF Corp. (a)	13,800	643,351
Nohmi Bosai Ltd. (a)	1,800	22,976
Nojima Corp. (a)	10,800	113,929
NOK Corp.	14,600	161,367
Nomura Co. Ltd.	11,200	76,557
Nomura Holdings, Inc.	553,700	2,129,636
Nomura Real Estate Holdings, Inc.	25,400	561,116
Nomura Real Estate Master Fund, Inc. REIT	771	861,927
Nomura Research Institute Ltd.	78,200	1,824,589
Noritake Co. Ltd.	3,300	114,278
Noritsu Koki Co. Ltd.	2,100	35,506
Noritz Corp.	6,800	89,155
North Pacific Bank Ltd.	161,100	337,783
NS Solutions Corp.	4,800	128,288
NS United Kaiun Kaisha Ltd.	1,400	43,543
NSD Co. Ltd.	9,100	163,758
NSK Ltd. (a)	66,900	381,765
NTN Corp. (a)	90,000	229,118
NTT Data Corp.	119,700	1,569,917
NTT UD REIT Investment Corp.	231	234,485
Obara Group, Inc. (a)	1,300	38,791
Obayashi Corp.	125,700	959,635
OBIC Business Consultants Co. Ltd. (a)	6,800	256,998
Obic Co. Ltd.	13,300	2,101,647
Odakyu Electric Railway Co. Ltd. (a)	55,600	721,661
Ogaki Kyoritsu Bank Ltd. (a)	5,100	68,651
Ohsho Food Service Corp. (a)	1,900	86,101
Oiles Corp.	4,900	62,053
Oisix ra daichi, Inc. (a)(b)	5,100	88,784
Oji Holdings Corp.	164,200	648,588
Okamoto Industries, Inc. (a)	1,900	56,934
Okamura Corp.	6,100	62,845
Okasan Securities Group, Inc. (a)	15,600	55,442
Oki Electric Industry Co. Ltd. (a)	10,000	54,206
Okinawa Cellular Telephone Co.	3,000	68,394
Okinawa Electric Power Co., Inc. (a)(b)	19,635	159,287
Security Description	Shares	Value
Okinawa Financial Group, Inc.	2,300	$36,122
OKUMA Corp. (a)	5,500	245,738
Okumura Corp.	4,600	108,470
Olympus Corp.	237,300	4,157,776
Omron Corp.	35,400	2,066,948
One REIT, Inc. (a)	58	100,712
Ono Pharmaceutical Co. Ltd.	67,500	1,403,248
Open Door, Inc. (a)(b)	2,700	31,752
Open House Group Co. Ltd.	15,400	576,135
Open Up Group, Inc.	10,803	156,921
Optex Group Co. Ltd. (a)	4,700	73,782
Optorun Co. Ltd.	5,700	95,587
Oracle Corp. Japan	7,600	547,579
Organo Corp. (a)	6,000	163,632
Orient Corp. (a)	5,500	45,714
Oriental Land Co. Ltd.	193,000	6,592,528
ORIX Corp.	226,400	3,724,050
Orix J REIT, Inc.	542	685,591
Osaka Gas Co. Ltd.	71,600	1,173,446
Osaka Organic Chemical Industry Ltd.	2,800	45,717
Osaka Soda Co. Ltd. (a)	2,700	88,773
OSAKA Titanium Technologies Co. Ltd. (a)	5,100	122,926
OSG Corp.	15,000	225,679
Otsuka Corp.	21,800	772,390
Otsuka Holdings Co. Ltd.	74,300	2,353,413
Outsourcing, Inc.	22,100	217,470
Pacific Industrial Co. Ltd.	8,700	75,884
Pacific Metals Co. Ltd. (b)	4,900	71,598
PAL GROUP Holdings Co. Ltd.	4,400	102,435
PALTAC Corp.	6,400	242,604
Pan Pacific International Holdings Corp.	77,800	1,501,575
Panasonic Holdings Corp. (a)	418,500	3,735,503
Paramount Bed Holdings Co. Ltd.	10,400	185,121
Park24 Co. Ltd. (b)	25,800	376,509
Pasona Group, Inc.	4,800	68,059
Penta-Ocean Construction Co. Ltd.	45,600	217,378
PeptiDream, Inc. (a)(b)	16,500	235,515
Persol Holdings Co. Ltd.	31,700	636,766
Pharma Foods International Co. Ltd. (a)	4,300	46,090
PHC Holdings Corp. (a)	12,900	139,649
Pigeon Corp.	24,000	370,975
Pilot Corp.	5,300	172,037
Piolax, Inc. (a)	4,300	62,603
PKSHA Technology, Inc. (a)(b)	3,100	42,451
Plus Alpha Consulting Co. Ltd.	1,600	36,508
Pola Orbis Holdings, Inc.	14,500	188,541
Pressance Corp. (a)	4,800	64,654

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Prestige International, Inc.	14,500	$65,322
Prima Meat Packers Ltd.	3,400	56,359
Raito Kogyo Co. Ltd.	9,300	136,608
Raiznext Corp.	6,900	75,785
Raksul, Inc. (a)(b)	10,400	108,945
Rakus Co. Ltd. (a)	16,700	241,968
Rakuten Group, Inc.	162,800	757,468
Recruit Holdings Co. Ltd.	278,400	7,640,387
Relia, Inc.	5,700	62,634
Relo Group, Inc.	20,900	332,807
Renesas Electronics Corp. (b)	223,200	3,224,465
Rengo Co. Ltd.	35,100	227,435
RENOVA, Inc. (a)(b)	6,200	93,271
Resona Holdings, Inc.	411,202	1,979,001
Resonac Holdings Corp.	31,600	520,506
Resorttrust, Inc.	15,100	240,054
Restar Holdings Corp.	4,300	70,227
Retail Partners Co. Ltd.	8,600	88,441
Ricoh Co. Ltd.	107,200	802,218
Ricoh Leasing Co. Ltd.	2,100	60,290
Riken Keiki Co. Ltd.	3,700	159,088
Riken Vitamin Co. Ltd. (a)	4,400	63,709
Ringer Hut Co. Ltd. (a)(b)	4,000	68,144
Rinnai Corp.	23,700	579,064
Riso Kagaku Corp. (a)	2,900	50,499
Riso Kyoiku Co. Ltd.	21,100	52,334
Rohm Co. Ltd.	18,000	1,496,686
Rohto Pharmaceutical Co. Ltd.	35,600	743,265
Roland Corp.	2,900	87,360
Rorze Corp.	1,500	132,786
Round One Corp. (a)	31,500	121,576
Royal Holdings Co. Ltd. (a)	19,200	402,976
RS Technologies Co. Ltd.	1,600	39,339
Ryohin Keikaku Co. Ltd.	53,200	604,788
Ryosan Co. Ltd.	2,800	69,340
Ryoyo Electro Corp. (a)	4,900	91,043
S Foods, Inc.	2,700	57,997
Saibu Gas Holdings Co. Ltd.	2,400	31,370
Saizeriya Co. Ltd.	4,300	106,779
Sakai Moving Service Co. Ltd.	1,200	41,889
Sakata INX Corp.	6,900	53,955
Sakata Seed Corp.	4,200	123,679
SAMTY Co. Ltd. (a)	4,100	68,025
Samty Residential Investment Corp. REIT	129	108,388
San-A Co. Ltd.	2,700	82,991
San-Ai Obbli Co. Ltd.	7,300	75,598
SanBio Co. Ltd. (a)(b)	6,400	33,120
Sangetsu Corp.	11,700	196,892
San-In Godo Bank Ltd.	20,900	116,408
Sanken Electric Co. Ltd. (a)	8,100	648,559
Sanki Engineering Co. Ltd.	7,100	78,342
Sankyo Co. Ltd.	8,800	366,545
Security Description	Shares	Value
Sankyu, Inc.	10,000	$370,229
Sanrio Co. Ltd.	9,100	406,944
Sansan, Inc. (b)	13,800	157,877
Santen Pharmaceutical Co. Ltd.	62,400	531,900
Sanwa Holdings Corp.	32,500	347,842
Sanyo Chemical Industries Ltd.	1,300	41,874
Sanyo Denki Co. Ltd.	2,000	92,987
Sanyo Special Steel Co. Ltd.	8,000	148,332
Sapporo Holdings Ltd.	15,400	394,858
Sato Holdings Corp.	2,600	42,973
Sawai Group Holdings Co. Ltd.	7,900	217,379
SB Technology Corp. (a)	1,400	21,000
SBI Holdings, Inc.	49,500	980,735
SBI Shinsei Bank Ltd. (a)	12,000	210,867
SBS Holdings, Inc.	3,300	83,652
SCREEN Holdings Co. Ltd. (a)	7,100	628,308
SCSK Corp.	28,200	411,924
Secom Co. Ltd.	39,900	2,453,124
Sega Sammy Holdings, Inc.	27,800	527,163
Seibu Holdings, Inc. (a)	42,700	437,185
Seiko Epson Corp. (a)	52,700	751,198
Seiko Group Corp.	6,900	150,901
Seino Holdings Co. Ltd.	21,700	238,994
Seiren Co. Ltd. (a)	6,100	107,455
Sekisui Chemical Co. Ltd.	74,600	1,056,995
Sekisui House Ltd.	117,300	2,385,060
Sekisui House REIT, Inc.	843	456,298
Sekisui Jushi Corp. (a)	3,600	56,494
Senko Group Holdings Co. Ltd.	21,600	153,899
Septeni Holdings Co. Ltd.	11,000	29,977
Seria Co. Ltd.	9,800	193,878
Seven & i Holdings Co. Ltd.	145,300	6,548,262
Seven Bank Ltd. (a)	89,200	177,827
SG Holdings Co. Ltd.	53,300	788,470
Sharp Corp. (a)(b)	40,400	284,971
Shibaura Machine Co. Ltd.	3,800	90,558
Shibuya Corp.	1,200	22,636
SHIFT, Inc. (b)	2,200	392,565
Shiga Bank Ltd. (a)	6,900	139,434
Shikoku Electric Power Co., Inc. (b)	23,200	131,574
Shikoku Kasei Holdings Corp.	6,600	69,933
Shima Seiki Manufacturing Ltd. (a)	3,600	51,268
Shimadzu Corp.	48,700	1,525,199
Shimamura Co. Ltd.	4,200	426,468
Shimano, Inc.	13,900	2,404,357
Shimizu Corp. (a)	123,300	697,115
Shin Nippon Biomedical Laboratories Ltd.	3,900	80,943
Shin-Etsu Chemical Co. Ltd.	356,500	11,544,965

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shin-Etsu Polymer Co. Ltd.	10,100	$113,949
Shinko Electric Industries Co. Ltd. (a)	11,900	369,299
Shinmaywa Industries Ltd.	5,600	49,857
Shionogi & Co. Ltd.	50,400	2,267,936
Ship Healthcare Holdings, Inc.	16,000	294,063
Shiseido Co. Ltd.	75,800	3,545,339
Shizuoka Financial Group, Inc.	87,600	627,559
Shizuoka Gas Co. Ltd. (a)	8,100	70,207
SHO-BOND Holdings Co. Ltd.	7,500	309,816
Shochiku Co. Ltd.	2,800	241,493
Shoei Co. Ltd.	7,600	159,308
Shoei Foods Corp.	2,300	69,938
Showa Sangyo Co. Ltd. (a)	2,400	45,840
Siix Corp.	3,200	34,148
Simplex Holdings, Inc.	4,100	75,714
SKY Perfect JSAT Holdings, Inc.	29,400	114,557
Skylark Holdings Co. Ltd. (a)(b)	42,000	547,000
SMC Corp.	11,100	5,870,364
SMS Co. Ltd.	12,500	303,286
Snow Peak, Inc. (a)	6,600	101,827
Socionext, Inc.	5,000	368,084
SoftBank Corp.	554,000	6,380,127
SoftBank Group Corp.	232,800	9,130,520
Sohgo Security Services Co. Ltd.	15,900	427,224
Sojitz Corp.	48,220	1,005,209
Solasto Corp.	6,300	30,209
Sompo Holdings, Inc.	59,500	2,352,113
Sony Group Corp.	242,500	22,035,443
Sosei Group Corp. (a)(b)	13,900	237,824
SOSiLA Logistics REIT, Inc.	112	109,599
Sotetsu Holdings, Inc. (a)	18,600	317,915
S-Pool, Inc.	9,700	43,698
Square Enix Holdings Co. Ltd.	16,100	771,865
SRE Holdings Corp. (a)(b)	4,100	104,960
Stanley Electric Co. Ltd. (a)	24,200	536,703
Star Asia Investment Corp. REIT	322	132,830
Star Micronics Co. Ltd.	4,800	65,345
Starts Corp., Inc.	4,500	86,428
Starts Proceed Investment Corp. REIT	62	106,217
Strike Co. Ltd.	1,300	37,492
Subaru Corp.	117,400	1,869,692
Sugi Holdings Co. Ltd.	6,600	283,023
SUMCO Corp.	66,900	1,004,057
Sumitomo Bakelite Co. Ltd.	6,500	253,863
Sumitomo Chemical Co. Ltd.	285,600	959,333
Sumitomo Corp.	213,400	3,771,507
Sumitomo Densetsu Co. Ltd.	1,800	34,692
Security Description	Shares	Value
Sumitomo Electric Industries Ltd.	155,300	$1,990,404
Sumitomo Forestry Co. Ltd.	26,500	525,187
Sumitomo Heavy Industries Ltd.	20,800	508,856
Sumitomo Metal Mining Co. Ltd.	47,200	1,801,782
Sumitomo Mitsui Construction Co. Ltd.	22,100	63,954
Sumitomo Mitsui Financial Group, Inc.	250,900	10,016,644
Sumitomo Mitsui Trust Holdings, Inc.	63,000	2,159,302
Sumitomo Osaka Cement Co. Ltd. (a)	7,800	219,267
Sumitomo Pharma Co. Ltd.	33,700	206,011
Sumitomo Realty & Development Co. Ltd.	61,600	1,387,725
Sumitomo Rubber Industries Ltd.	36,400	328,548
Sumitomo Warehouse Co. Ltd. (a)	10,700	175,637
Sun Frontier Fudousan Co. Ltd.	5,800	56,027
Sundrug Co. Ltd.	16,200	443,397
Suntory Beverage & Food Ltd.	25,300	940,155
Suruga Bank Ltd.	34,300	119,933
Suzuken Co. Ltd.	11,400	287,278
Suzuki Motor Corp.	70,000	2,543,185
Sysmex Corp.	32,000	2,095,238
Systena Corp.	40,900	89,723
T Hasegawa Co. Ltd. (a)	4,000	89,837
T&D Holdings, Inc.	108,000	1,335,370
Tadano Ltd.	23,700	186,890
Taihei Dengyo Kaisha Ltd.	3,100	94,835
Taiheiyo Cement Corp.	22,400	419,978
Taikisha Ltd.	3,300	91,661
Taisei Corp.	33,700	1,040,172
Taisho Pharmaceutical Holdings Co. Ltd.	8,600	357,737
Taiyo Holdings Co. Ltd.	5,000	94,525
Taiyo Yuden Co. Ltd.	25,600	861,151
Takamatsu Construction Group Co. Ltd. (a)	1,300	19,869
Takara Bio, Inc.	7,300	95,542
Takara Holdings, Inc. (a)	21,100	162,731
Takara Leben Real Estate Investment Corp. REIT	129	87,018
Takara Standard Co. Ltd.	3,300	36,547
Takasago International Corp. (a)	2,900	57,265
Takasago Thermal Engineering Co. Ltd.	8,700	138,401
Takashimaya Co. Ltd. (a)	26,600	386,993
Takeda Pharmaceutical Co. Ltd.	289,438	9,483,669

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Takeuchi Manufacturing Co. Ltd.	6,300	$139,520
Takuma Co. Ltd.	9,400	94,194
Tama Home Co. Ltd. (a)	4,400	121,369
Tamron Co. Ltd.	3,800	90,349
TBS Holdings, Inc.	5,200	74,695
TDK Corp.	73,900	2,646,445
TechMatrix Corp. (a)	5,400	60,663
TechnoPro Holdings, Inc.	19,700	545,106
Teijin Ltd.	29,700	312,660
Tenma Corp.	3,800	67,338
Terumo Corp.	122,400	3,302,511
T-Gaia Corp. (a)	5,400	67,913
THK Co. Ltd.	33,400	772,366
TIS, Inc.	47,000	1,240,002
TKC Corp. (a)	4,400	121,911
TKP Corp. (b)	4,400	95,165
Toa Corp. (a)	2,000	39,987
Toagosei Co. Ltd.	18,700	173,978
Tobu Railway Co. Ltd.	34,100	814,447
TOC Co. Ltd. (a)	8,700	41,752
Tocalo Co. Ltd.	8,100	79,427
Toda Corp.	34,200	178,259
Toei Animation Co. Ltd. (a)	1,400	139,528
Toei Co. Ltd.	800	103,512
Toenec Corp. (a)	1,200	30,839
Toho Bank Ltd. (a)	30,200	49,343
Toho Co. Ltd.	21,400	818,512
Toho Gas Co. Ltd. (a)	16,800	312,051
Toho Holdings Co. Ltd.	11,800	208,901
Toho Titanium Co. Ltd. (a)	6,300	104,990
Tohoku Electric Power Co., Inc. (b)	81,400	403,650
Tokai Carbon Co. Ltd. (a)	33,400	318,287
Tokai Corp.	2,300	34,321
TOKAI Holdings Corp.	14,600	95,976
Tokai Rika Co. Ltd. (a)	7,800	95,834
Tokai Tokyo Financial Holdings, Inc. (a)	29,600	81,668
Token Corp.	1,100	65,936
Tokio Marine Holdings, Inc.	354,400	6,804,265
Tokushu Tokai Paper Co. Ltd.	2,000	44,284
Tokuyama Corp.	9,300	147,794
Tokyo Century Corp.	6,800	226,479
Tokyo Electric Power Co. Holdings, Inc. (b)	282,900	1,008,188
Tokyo Electron Device Ltd.	5,400	358,531
Tokyo Electron Ltd.	86,100	10,493,600
Tokyo Gas Co. Ltd.	77,700	1,456,776
Tokyo Kiraboshi Financial Group, Inc.	11,700	232,004
Tokyo Ohka Kogyo Co. Ltd.	6,900	401,641
Tokyo Seimitsu Co. Ltd.	8,300	321,452
Tokyo Steel Manufacturing Co. Ltd. (a)	15,900	163,824
Tokyo Tatemono Co. Ltd.	32,400	394,642
Tokyotokeiba Co. Ltd.	1,600	48,864
Security Description	Shares	Value
Tokyu Construction Co. Ltd.	9,200	$46,822
Tokyu Corp. (a)	109,200	1,450,244
Tokyu Fudosan Holdings Corp.	128,000	613,324
Tokyu REIT, Inc.	190	258,780
TOMONY Holdings, Inc. (a)	28,300	75,394
Tomy Co. Ltd.	12,400	138,496
Topcon Corp.	17,200	232,192
TOPPAN, Inc.	48,900	983,117
Topre Corp. (a)	7,000	64,934
Toray Industries, Inc.	259,900	1,483,298
Toridoll Holdings Corp.	6,600	135,416
Torii Pharmaceutical Co. Ltd.	3,800	91,124
Tosei Corp.	5,700	63,318
Toshiba Corp.	74,200	2,485,706
Toshiba TEC Corp. (a)	4,700	138,849
Tosoh Corp.	67,500	915,119
Totetsu Kogyo Co. Ltd. (a)	2,900	59,189
TOTO Ltd.	28,700	959,281
Towa Pharmaceutical Co. Ltd.	2,800	40,002
Toyo Construction Co. Ltd.	16,800	115,908
Toyo Gosei Co. Ltd. (a)	1,400	95,754
Toyo Ink SC Holdings Co. Ltd.	4,100	63,577
Toyo Seikan Group Holdings Ltd.	44,400	612,125
Toyo Suisan Kaisha Ltd.	17,000	708,766
Toyo Tanso Co. Ltd.	1,800	55,888
Toyo Tire Corp.	18,900	220,700
Toyobo Co. Ltd.	20,100	157,678
Toyoda Gosei Co. Ltd. (a)	12,600	216,884
Toyota Boshoku Corp.	12,400	200,161
Toyota Industries Corp.	27,600	1,533,985
Toyota Motor Corp.	2,032,840	28,869,795
Toyota Tsusho Corp.	39,600	1,684,439
Trancom Co. Ltd. (a)	1,300	72,595
Transcosmos, Inc.	3,700	87,615
TRE Holdings Corp. (a)	5,800	62,618
Trend Micro, Inc.	25,000	1,223,609
Tri Chemical Laboratories, Inc.	3,600	66,291
Trusco Nakayama Corp.	8,700	147,440
TS Tech Co. Ltd.	24,500	310,386
Tsubakimoto Chain Co.	3,800	92,309
Tsuburaya Fields Holdings, Inc.	23,600	369,489
Tsugami Corp.	12,500	135,807
Tsumura & Co.	10,400	206,319
Tsuruha Holdings, Inc.	7,900	527,131
TV Asahi Holdings Corp.	1,900	21,603
UACJ Corp. (a)	5,000	99,733
UBE Corp.	19,000	294,437
Ulvac, Inc.	7,900	344,300
Unicharm Corp.	76,600	3,141,246
Union Tool Co.	2,400	59,707
United Arrows Ltd. (a)	6,600	95,635

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
United Super Markets Holdings, Inc.	5,500	$46,124
United Urban Investment Corp. REIT	547	588,781
Universal Entertainment Corp. (b)	3,600	66,873
Usen-Next Holdings Co. Ltd.	5,600	108,423
Ushio, Inc. (a)	17,800	224,105
USS Co. Ltd.	38,100	659,454
UT Group Co. Ltd. (a)(b)	3,200	59,677
Valor Holdings Co. Ltd.	4,500	65,353
ValueCommerce Co. Ltd.	3,400	43,751
Vector, Inc.	5,600	64,434
Vision, Inc. (a)(b)	29,300	354,423
Visional, Inc. (b)	2,600	145,919
VT Holdings Co. Ltd.	20,000	76,461
Wacoal Holdings Corp. (a)	7,800	146,256
Wacom Co. Ltd. (a)	24,300	126,990
Wakita & Co. Ltd.	7,000	64,242
WDB Holdings Co. Ltd.	4,900	73,388
WealthNavi, Inc. (a)(b)	8,600	78,072
Weathernews, Inc.	2,600	130,042
Welcia Holdings Co. Ltd. (a)	18,800	401,529
West Holdings Corp. (a)	3,110	76,252
West Japan Railway Co.	40,900	1,680,748
WingArc1st, Inc. (a)	3,500	51,697
Workman Co. Ltd. (a)	3,800	160,824
W-Scope Corp. (a)(b)	9,700	92,073
Yakult Honsha Co. Ltd.	23,900	1,732,472
YAMABIKO Corp.	6,300	62,618
Yamada Holdings Co. Ltd. (a)	125,200	429,449
Yamaguchi Financial Group, Inc.	30,000	183,378
Yamaha Corp.	27,900	1,075,057
Yamaha Motor Co. Ltd.	56,100	1,464,706
YA-MAN Ltd. (a)	3,100	27,812
Yamato Holdings Co. Ltd.	52,700	902,469
Yamato Kogyo Co. Ltd.	7,700	310,534
Yamazaki Baking Co. Ltd.	24,500	295,398
Yamazen Corp.	8,300	63,717
Yaoko Co. Ltd. (a)	2,600	135,066
Yaskawa Electric Corp.	52,000	2,275,317
Yellow Hat Ltd.	4,700	64,558
Yodogawa Steel Works Ltd. (a)	1,700	34,878
Yokogawa Bridge Holdings Corp.	3,400	55,494
Yokogawa Electric Corp.	42,100	683,914
Yokohama Rubber Co. Ltd.	21,600	456,374
Yokorei Co. Ltd. (a)	11,000	79,481
Yokowo Co. Ltd.	3,600	56,799
Yonex Co. Ltd.	14,000	151,905
Yoshinoya Holdings Co. Ltd. (a)	14,000	256,367
Yuasa Trading Co. Ltd.	3,200	91,424
Yurtec Corp.	5,500	34,413
Z Holdings Corp.	497,800	1,408,146
Security Description	Shares	Value
Zenkoku Hosho Co. Ltd. (a)	9,100	$342,578
Zenrin Co. Ltd. (a)	3,600	22,640
Zensho Holdings Co. Ltd. (a)	18,500	546,962
Zeon Corp. (a)	29,100	307,769
ZERIA Pharmaceutical Co. Ltd.	2,600	44,026
Zojirushi Corp. (a)	5,000	60,248
ZOZO, Inc.	26,100	595,544
Zuken, Inc.	1,600	41,575
		789,481,437
JERSEY — 0.0% (f)
JTC PLC (d)	29,623	258,901
JORDAN — 0.0% (f)
Hikma Pharmaceuticals PLC	33,889	704,051
KUWAIT — 0.2%
Agility Public Warehousing Co. KSC	372,202	757,716
Al Ahli Bank of Kuwait KSCP	97,773	108,611
Boubyan Bank KSCP	205,764	431,573
Boubyan Petrochemicals Co. KSCP	71,706	182,984
Boursa Kuwait Securities Co. KPSC	8,000	46,825
Burgan Bank SAK	147,195	106,341
Commercial Real Estate Co. KSC	263,244	86,242
Gulf Bank KSCP	269,711	262,643
Gulf Cables & Electrical Industries Group Co. KSCP	18,764	67,213
Humansoft Holding Co. KSC	14,142	179,549
Jazeera Airways Co. KSCP	15,731	92,792
Kuwait Finance House KSCP	1,307,702	3,538,228
Kuwait International Bank KSCP	162,500	99,271
Kuwait Projects Co. Holding KSCP	444,097	179,019
Mabanee Co. KPSC	106,173	252,675
Mezzan Holding Co. KSCC	29,758	35,494
Mobile Telecommunications Co. KSCP	386,766	682,265
National Bank of Kuwait SAKP	1,384,344	4,775,854
National Industries Group Holding SAK	291,600	186,301
National Real Estate Co. KPSC (b)	177,093	49,003
Shamal Az-Zour Al-Oula for the First Phase of Az-Zour Power Plant KSC	68,318	39,460
Warba Bank KSCP (b)	149,233	111,349
		12,271,408
LIECHTENSTEIN — 0.0% (f)
Implantica AG Class A, SDR (a)(b)	2,687	5,947

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
LUXEMBOURG — 0.1%
APERAM SA	15,447	$577,269
ArcelorMittal SA	99,953	3,033,649
B&S Group Sarl (d)	10,280	45,680
Eurofins Scientific SE	25,717	1,725,098
Global Fashion Group SA (b)	43,223	45,351
Reinet Investments SCA	28,979	596,256
SES SA	76,276	501,650
		6,524,953
MACAU — 0.1%
Galaxy Entertainment Group Ltd. (b)	415,000	2,775,985
MECOM Power & Construction Ltd.	252,000	52,571
MGM China Holdings Ltd. (a)(b)	261,200	322,900
Sands China Ltd. (b)	456,400	1,585,518
SJM Holdings Ltd. (a)(b)	521,249	260,861
		4,997,835
MALAYSIA — 0.4%
Alliance Bank Malaysia Bhd	140,600	108,541
AMMB Holdings Bhd	372,600	317,478
Axiata Group Bhd	730,611	499,731
Axis Real Estate Investment Trust	239,618	102,092
Bank Islam Malaysia Bhd	64,800	31,588
Bermaz Auto Bhd	173,300	90,725
British American Tobacco Malaysia Bhd	23,500	57,914
Bursa Malaysia Bhd	132,900	192,504
Carlsberg Brewery Malaysia Bhd Class B	27,200	133,100
CELCOMDIGI Bhd	722,300	711,384
CIMB Group Holdings Bhd	1,250,060	1,506,503
CTOS Digital Bhd	342,900	102,181
D&O Green Technologies Bhd	50,200	49,415
Dialog Group Bhd	573,500	307,453
DRB-Hicom Bhd	194,800	61,076
Fraser & Neave Holdings Bhd	40,800	241,065
Frencken Group Ltd.	40,300	34,503
Frontken Corp. Bhd	92,850	66,058
Gamuda Bhd	292,888	271,375
Genting Bhd	683,000	722,921
Genting Malaysia Bhd	880,900	530,044
Genting Plantations Bhd	53,800	72,058
Greatech Technology Bhd (b)	38,300	43,280
HAP Seng Consolidated Bhd	67,500	78,088
Hartalega Holdings Bhd	224,200	96,831
Heineken Malaysia Bhd	28,800	172,963
Hong Leong Bank Bhd	171,432	786,329
Hong Leong Financial Group Bhd	57,800	235,577
IGB Real Estate Investment Trust	371,200	146,322
Security Description	Shares	Value
IHH Healthcare Bhd	282,500	$367,993
IJM Corp. Bhd	331,300	120,437
Inari Amertron Bhd	485,100	272,304
IOI Corp. Bhd	455,200	394,131
IOI Properties Group Bhd	371,500	92,750
Kossan Rubber Industries Bhd	156,300	46,488
KPJ Healthcare Bhd	237,200	60,745
Kuala Lumpur Kepong Bhd	69,469	327,872
Magnum Bhd	110,393	28,515
Malakoff Corp. Bhd	123,000	19,236
Malayan Banking Bhd	929,565	1,806,652
Malaysia Airports Holdings Bhd (b)	173,224	266,930
Malaysia Building Society Bhd	371,600	49,403
Malaysian Pacific Industries Bhd	23,900	158,060
Maxis Bhd	577,200	541,136
Mega First Corp. BHD	55,600	44,133
MISC Bhd	215,100	352,615
MR DIY Group M Bhd (d)	394,800	138,996
My EG Services Bhd	1,056,899	183,751
Nestle Malaysia Bhd	19,800	615,202
Pentamaster Corp. Bhd	53,300	59,469
Petronas Chemicals Group Bhd	385,500	619,494
Petronas Dagangan Bhd	50,900	245,956
Petronas Gas Bhd	126,100	470,964
PPB Group Bhd	132,480	497,194
Press Metal Aluminium Holdings Bhd	624,900	692,131
Public Bank Bhd	2,766,600	2,510,710
QL Resources Bhd	177,750	234,046
RHB Bank Bhd	378,799	479,276
Scientex Bhd	136,600	106,898
Sime Darby Bhd	350,035	170,655
Sime Darby Plantation Bhd	312,943	303,836
Sime Darby Property Bhd	142,535	15,710
SKP Resources Bhd	339,125	96,239
SP Setia Bhd Group	134,214	18,182
Sports Toto Bhd	116,506	39,304
Sunway Real Estate Investment Trust	449,800	163,075
Supermax Corp. Bhd	400,272	84,148
Syarikat Takaful Malaysia Keluarga Bhd	36,789	27,688
Telekom Malaysia Bhd	261,786	290,989
Tenaga Nasional Bhd	470,200	983,965
TIME dotCom Bhd	123,300	155,086
Top Glove Corp. Bhd (b)	856,900	183,134
United Plantations Bhd	33,700	125,253
UWC Bhd	40,400	31,811
ViTrox Corp. Bhd	70,600	128,054
VS Industry Bhd	444,000	81,257
Yinson Holdings Bhd	197,960	115,403
YTL Corp. Bhd	970,500	135,564

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
YTL Power International Bhd	329,600	$69,221
		22,791,160
MALTA — 0.0% (f)
Kambi Group PLC (b)	4,950	88,784
Kindred Group PLC SDR	46,815	524,711
		613,495
MEXICO — 0.7%
Alfa SAB de CV Class A	604,500	382,332
Alsea SAB de CV (b)	104,100	248,835
America Movil SAB de CV Class B	5,339,800	5,598,273
Arca Continental SAB de CV	86,700	785,755
Banco del Bajio SA (d)	157,900	573,673
Bolsa Mexicana de Valores SAB de CV	81,500	174,275
Borr Drilling Ltd. (b)	73,270	561,517
Cemex SAB de CV Series CPO (b)	2,914,964	1,596,643
Coca-Cola Femsa SAB de CV	104,035	833,905
Concentradora Fibra Danhos SA de CV REIT	88,800	117,984
Controladora Vuela Cia de Aviacion SAB de CV Class A (a)(b)	174,300	214,303
Corp. Inmobiliaria Vesta SAB de CV	138,300	433,758
FIBRA Macquarie Mexico REIT (d)	141,800	224,606
Fibra Uno Administracion SA de CV REIT	598,700	834,586
Fomento Economico Mexicano SAB de CV (a)	378,800	3,604,222
Genomma Lab Internacional SAB de CV Class B	146,400	117,486
Gentera SAB de CV	207,000	226,535
Gruma SAB de CV Class B	38,450	566,103
Grupo Aeroportuario del Centro Norte SAB de CV	60,954	679,453
Grupo Aeroportuario del Pacifico SAB de CV Class B	69,800	1,355,371
Grupo Aeroportuario del Sureste SAB de CV Class B	37,825	1,154,735
Grupo Bimbo SAB de CV Class A	265,900	1,335,391
Grupo Carso SAB de CV Series A1	93,700	464,764
Grupo Comercial Chedraui SA de CV (a)	35,695	204,610
Grupo Financiero Banorte SAB de CV Class O	504,400	4,243,374
Grupo Financiero Inbursa SAB de CV Class O (a)(b)	422,100	905,869
Grupo Herdez SAB de CV	57,324	147,532
Security Description	Shares	Value
Grupo Mexico SAB de CV Class B	609,300	$2,879,462
Grupo Rotoplas SAB de CV (a)(b)	106,299	162,369
Grupo Televisa SAB Series CPO	485,800	513,082
Grupo Traxion SAB de CV (a)(b)(d)	50,600	104,333
Industrias Penoles SAB de CV (a)(b)	26,420	388,925
Kimberly-Clark de Mexico SAB de CV Class A	308,400	648,364
La Comer SAB de CV (a)	89,500	208,037
Nemak SAB de CV (b)(d)	369,861	94,841
Operadora De Sites Mexicanos SAB de CV Class A	281,200	277,525
Orbia Advance Corp. SAB de CV	197,557	428,682
Prologis Property Mexico SA de CV REIT	113,845	411,156
Promotora y Operadora de Infraestructura SAB de CV	43,590	434,427
Qualitas Controladora SAB de CV (a)	41,700	266,260
Regional SAB de CV	49,700	378,971
Southern Copper Corp.	16,600	1,265,750
TF Administradora Industrial S de Real de CV REIT	144,000	265,175
Wal-Mart de Mexico SAB de CV	1,018,200	4,061,860
		40,375,109
NETHERLANDS — 3.1%
Aalberts NV	19,119	904,735
ABN AMRO Bank NV GDR (d)	80,754	1,282,855
Adyen NV (b)(d)	4,184	6,678,890
Aegon NV	355,705	1,529,844
Akzo Nobel NV	34,520	2,704,823
Alfen NV (a)(b)(d)	4,401	351,436
AMG Advanced Metallurgical Group NV	5,803	247,898
Arcadis NV	14,296	586,389
Argenx SE (b)	10,479	3,898,430
ASM International NV	9,138	3,715,790
ASML Holding NV	77,414	52,848,467
ASR Nederland NV	31,831	1,268,830
Basic-Fit NV (a)(b)(d)	9,498	375,180
BE Semiconductor Industries NV	14,250	1,247,769
Brunel International NV	7,083	98,664
CM.com NV (a)(b)	3,999	39,280
Corbion NV	12,908	425,737
Ebusco Holding NV (a)(b)	4,374	45,366
Eurocommercial Properties NV REIT	7,494	171,091
Euronext NV (d)	15,997	1,227,170

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
EXOR NV (b)	21,437	$1,770,863
Fastned BV CVA (a)(b)	521	19,780
Flow Traders Ltd.	8,122	235,781
Fugro NV (b)	21,781	277,253
Heineken Holding NV	21,972	2,019,514
Heineken NV	50,083	5,391,132
IMCD NV	11,253	1,843,351
ING Groep NV	716,982	8,529,711
JDE Peet's NV	20,976	611,211
Koninklijke Ahold Delhaize NV	201,662	6,902,192
Koninklijke BAM Groep NV (b)	65,515	156,427
Koninklijke DSM NV	33,938	4,023,591
Koninklijke KPN NV	629,031	2,226,720
Koninklijke Philips NV	173,749	3,196,965
Koninklijke Vopak NV	14,651	518,198
Meltwater NV (b)	16,118	27,182
NN Group NV	53,120	1,932,250
NSI NV REIT	5,409	136,337
OCI NV	19,989	678,842
Pharming Group NV (a)(b)	152,999	204,444
PostNL NV (a)	102,579	186,661
Randstad NV (a)	23,765	1,413,339
SBM Offshore NV	29,643	440,913
Shell PLC	1,352,091	38,621,706
Shop Apotheke Europe NV (b)(d)	2,189	198,433
Sligro Food Group NV	3,660	62,732
TKH Group NV	8,595	448,769
TomTom NV (a)(b)	14,221	116,869
Universal Music Group NV	141,303	3,584,896
Van Lanschot Kempen NV ADR	7,795	238,480
Vastned Retail NV REIT	2,401	55,456
Wereldhave NV REIT (a)	8,129	125,653
Wolters Kluwer NV	49,356	6,241,729
		172,086,024
NEW ZEALAND — 0.3%
a2 Milk Co. Ltd. (b)	142,368	556,542
Air New Zealand Ltd. (b)	315,047	151,164
Auckland International Airport Ltd. (b)	249,187	1,356,830
Chorus Ltd.	134,756	710,062
Contact Energy Ltd.	202,923	985,126
Fisher & Paykel Healthcare Corp. Ltd.	110,247	1,844,018
Fletcher Building Ltd.	234,710	642,555
Genesis Energy Ltd.	94,871	164,777
Goodman Property Trust REIT	225,549	302,560
Infratil Ltd.	135,427	780,925
Kiwi Property Group Ltd.	261,389	148,925
Mercury NZ Ltd.	197,164	780,298
Meridian Energy Ltd.	242,526	798,315
Oceania Healthcare Ltd.	183,936	84,270
Security Description	Shares	Value
Precinct Properties New Zealand Ltd.	260,453	$207,309
Pushpay Holdings Ltd. (b)	527,354	461,159
Ryman Healthcare Ltd. (a)	134,966	443,406
SKYCITY Entertainment Group Ltd.	116,799	175,008
Spark New Zealand Ltd.	350,392	1,110,732
Summerset Group Holdings Ltd.	89,521	493,732
Xero Ltd. (b)	25,816	1,568,822
		13,766,535
NIGERIA — 0.0% (f)
Airtel Africa PLC (d)	191,753	252,141
NORWAY — 0.5%
Aker ASA Class A	4,585	294,745
Aker BP ASA	69,027	1,692,355
Aker Carbon Capture ASA (b)	106,133	149,561
Aker Horizons ASA (a)(b)	93,780	83,857
Aker Solutions ASA	44,829	163,522
Atea ASA (b)	13,837	169,113
Austevoll Seafood ASA	20,148	180,509
BEWi ASA (a)	5,000	20,911
Bonheur ASA	5,974	132,621
Borregaard ASA	15,205	254,218
BW Offshore Ltd.	28,194	80,336
Crayon Group Holding ASA (b)(d)	10,593	87,440
DNB Bank ASA	176,297	3,153,971
DNO ASA	65,996	64,704
Elkem ASA (b)(d)	56,997	193,628
Elopak ASA	40,800	84,731
Entra ASA (d)	11,808	114,224
Equinor ASA	180,058	5,117,147
Europris ASA (d)	25,386	176,231
FLEX LNG Ltd.	7,577	250,135
Frontline PLC	39,003	637,643
Gjensidige Forsikring ASA (a)	37,674	615,861
Golden Ocean Group Ltd.	21,011	198,414
Grieg Seafood ASA	7,676	59,978
Hexagon Composites ASA (b)	16,673	52,843
Hexagon Purus ASA (a)(b)	8,778	21,838
Hoegh Autoliners ASA	48,293	271,597
Kahoot! ASA (a)(b)	53,536	123,657
Kongsberg Gruppen ASA	16,289	658,238
Leroy Seafood Group ASA	48,893	253,103
Mowi ASA	75,361	1,393,437
MPC Container Ships ASA	56,147	89,819
NEL ASA (a)(b)	283,970	386,033
Nordic Semiconductor ASA (b)	28,101	433,085
Norsk Hydro ASA	256,410	1,913,093
Norske Skog ASA (b)(d)	55,138	305,261
Norwegian Air Shuttle ASA (b)	131,941	134,867
Nykode Therapeutics ASA (b)	19,435	40,580

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Odfjell Drilling Ltd. (b)	17,545	$44,807
Orkla ASA	136,194	965,653
PGS ASA (b)	161,632	150,042
Protector Forsikring ASA	9,425	125,077
Salmar ASA	12,201	531,305
Schibsted ASA Class A	11,760	199,562
Schibsted ASA Class B	16,652	267,575
SpareBank 1 Nord Norge	20,807	175,543
Sparebank 1 Oestlandet	5,849	63,533
SpareBank 1 SMN	29,179	344,599
SpareBank 1 SR-Bank ASA	30,613	353,834
Stolt-Nielsen Ltd.	6,169	197,367
Storebrand ASA	91,645	703,732
Telenor ASA	154,206	1,807,521
TGS ASA	25,936	466,548
TOMRA Systems ASA	43,754	738,440
Veidekke ASA	21,229	225,247
Volue ASA (b)	18,171	36,522
Wallenius Wilhelmsen ASA	19,594	141,729
		27,591,942
PERU — 0.0% (f)
Cia de Minas Buenaventura SAA ADR	44,100	360,738
Credicorp Ltd.	13,500	1,787,265
Hochschild Mining PLC	31,281	32,718
		2,180,721
PHILIPPINES — 0.2%
Aboitiz Equity Ventures, Inc.	337,830	301,782
ACEN Corp.	141,480	16,015
Alliance Global Group, Inc.	450,900	102,709
AREIT, Inc.	100,200	60,219
Ayala Corp.	47,160	566,723
Ayala Land, Inc.	1,538,400	753,979
Bank of the Philippine Islands	473,499	895,224
BDO Unibank, Inc.	479,271	1,136,676
Bloomberry Resorts Corp. (b)	741,800	134,203
Cebu Air, Inc. (b)	4,500	3,436
Century Pacific Food, Inc.	145,200	69,041
Converge Information & Communications Technology Solutions, Inc. (b)	208,200	49,165
D&L Industries, Inc.	337,900	51,051
DMCI Holdings, Inc.	571,200	121,074
GT Capital Holdings, Inc.	17,217	163,714
International Container Terminal Services, Inc.	171,900	674,946
JG Summit Holdings, Inc.	515,090	454,695
Jollibee Foods Corp.	72,650	299,494
LT Group, Inc.	314,800	57,493
Manila Electric Co.	63,940	366,431
Manila Water Co., Inc.	223,300	80,874
Megaworld Corp.	1,365,000	50,320
Metro Pacific Investments Corp.	2,154,000	145,991
Security Description	Shares	Value
Metropolitan Bank & Trust Co.	379,496	$409,304
Monde Nissin Corp. (d)	1,107,600	200,358
MREIT, Inc.	312,900	83,225
PLDT, Inc.	13,395	350,788
Puregold Price Club, Inc.	338,780	195,584
Robinsons Land Corp.	375,144	101,628
Robinsons Retail Holdings, Inc.	77,600	77,101
Security Bank Corp.	88,110	149,556
SM Investments Corp.	48,535	796,667
SM Prime Holdings, Inc.	1,854,000	1,121,766
Synergy Grid & Development Phils, Inc.	202,800	40,022
Universal Robina Corp.	280,030	744,030
Wilcon Depot, Inc.	99,300	54,872
		10,880,156
POLAND — 0.2%
Alior Bank SA (b)	22,775	206,069
Allegro.eu SA (b)(d)	78,820	539,231
Asseco Poland SA	9,859	174,375
Bank Handlowy w Warszawie SA	5,365	101,745
Bank Millennium SA (b)	87,519	90,962
Bank Polska Kasa Opieki SA	32,112	640,065
Budimex SA	1,698	124,568
CCC SA (b)	7,588	68,280
CD Projekt SA (a)	14,245	369,483
Cyfrowy Polsat SA	52,228	203,335
Dino Polska SA (b)(d)	9,902	901,166
Enea SA (b)	20,497	30,119
Eurocash SA (b)	12,734	55,335
Grupa Azoty SA (b)	4,618	38,545
InPost SA (b)	49,382	452,429
Jastrzebska Spolka Weglowa SA (b)	9,529	104,936
KGHM Polska Miedz SA	28,580	813,349
KRUK SA	3,415	244,487
LiveChat Software SA	2,013	67,014
LPP SA	201	447,146
mBank SA (b)	2,140	152,940
Neuca SA	233	33,154
Orange Polska SA	94,679	150,463
PGE Polska Grupa Energetyczna SA (b)	121,403	177,148
Polski Koncern Naftowy ORLEN SA	125,526	1,697,672
Powszechna Kasa Oszczednosci Bank Polski SA	157,558	1,047,699
Powszechny Zaklad Ubezpieczen SA	113,606	926,880
Santander Bank Polska SA	6,223	422,308
Tauron Polska Energia SA (b)	151,723	67,924
Warsaw Stock Exchange	6,425	53,651

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
XTB SA (d)	6,081	$44,811
		10,447,289
PORTUGAL — 0.1%
Altri SGPS SA	11,642	60,058
Banco Comercial Portugues SA Class R	1,431,520	317,811
Corticeira Amorim SGPS SA	4,689	50,944
CTT-Correios de Portugal SA (a)	16,915	66,534
EDP - Energias de Portugal SA	587,117	3,204,902
Galp Energia SGPS SA	96,824	1,097,560
Greenvolt-Energias Renovaveis SA (a)(b)	9,382	67,676
Jeronimo Martins SGPS SA	52,731	1,239,972
Navigator Co. SA	56,434	202,114
NOS SGPS SA	43,721	200,190
REN - Redes Energeticas Nacionais SGPS SA	60,188	176,602
Semapa-Sociedade de Investimento e Gestao	5,579	82,905
Sonae SGPS SA	135,316	147,926
		6,915,194
QATAR — 0.2%
Aamal Co.	543,233	121,661
Al Meera Consumer Goods Co. QSC (b)	25,614	106,678
Baladna	275,933	100,064
Barwa Real Estate Co.	230,600	165,561
Commercial Bank PSQC	545,703	874,187
Doha Bank QPSC	414,912	185,875
Gulf International Services QSC	149,047	72,902
Gulf Warehousing Co.	42,346	43,786
Industries Qatar QSC	270,384	968,893
Masraf Al Rayan QSC	1,003,800	819,220
Medicare Group	24,653	39,296
Mesaieed Petrochemical Holding Co.	786,055	416,314
Ooredoo QPSC	134,267	346,756
Qatar Aluminum Manufacturing Co.	488,793	207,248
Qatar Electricity & Water Co. QSC	91,976	426,273
Qatar Fuel QSC	87,092	416,256
Qatar Gas Transport Co. Ltd.	445,685	424,510
Qatar Insurance Co. SAQ (b)	269,557	118,487
Qatar International Islamic Bank QSC	125,008	340,467
Qatar Islamic Bank SAQ	278,776	1,366,327
Qatar National Bank QPSC	874,698	3,864,540
Qatar National Cement Co. QSC	104,845	120,975
Qatar Navigation QSC	108,821	245,744
United Development Co. QSC	199,242	60,106
Security Description	Shares	Value
Vodafone Qatar QSC	302,258	$143,859
		11,995,985
ROMANIA — 0.0% (f)
NEPI Rockcastle NV	92,026	535,844
RUSSIA — 0.0%
Alrosa PJSC (b)(c)	330,200	—
Credit Bank of Moscow PJSC (b)(c)	2,707,900	—
Gazprom PJSC ADR (b)(c)	164,129	—
Gazprom PJSC (c)	1,448,730	—
Globaltrans Investment PLC GDR (b)(c)	26,586	—
Inter RAO UES PJSC (b)(c)	5,356,000	—
LUKOIL PJSC ADR (b)(c)	6,598	—
LUKOIL PJSC (c)	54,554	—
Magnit PJSC GDR (b)(c)	4	—
Magnit PJSC (b)(c)	10,601	—
MMC Norilsk Nickel PJSC (c)	9,503	—
Mobile TeleSystems PJSC ADR (b)(c)	53,100	—
Mobile TeleSystems PJSC (c)	31,200	—
Moscow Exchange MICEX-Rates PJSC (b)(c)	191,435	—
Novatek PJSC GDR (b)(c)	13,594	—
Novolipetsk Steel PJSC (b)(c)	224,930	—
Ozon Holdings PLC ADR (b)(c)	6,439	—
PhosAgro PJSC (b)(c)	135	—
PhosAgro PJSC GDR (b)(c)	20,976	—
Polyus PJSC GDR (b)(c)	1,062	—
Polyus PJSC (b)(c)	4,492	—
Rosneft Oil Co. PJSC (c)	169,478	—
Rostelecom PJSC (c)	100,000	—
Sberbank of Russia PJSC (b)(c)	1,586,024	—
Severstal PAO (b)(c)	31,441	—
Sistema PJSFC GDR (b)(c)	40,100	—
Surgutneftegas PJSC (c)	888,900	—
Tatneft PJSC ADR (b)(c)	3,048	—
Tatneft PJSC (c)	187,335	—
TCS Group Holding PLC GDR (b)(c)	17,965	—
VK Co. Ltd. GDR (b)(c)	17,475	—
VTB Bank PJSC (b)(c)	437,390,000	—
X5 Retail Group NV GDR (b)(c)	17,591	—
Yandex NV Class A (b)(c)	46,029	—
		—
SAUDI ARABIA — 1.0%
Abdullah Al Othaim Markets Co.	6,581	225,031
ACWA Power Co.	14,377	540,532
Advanced Petrochemical Co.	19,011	243,015
Al Hammadi Holding	27,000	352,121

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Al Jouf Agricultural Development Co.	6,797	$94,302
Al Masane Al Kobra Mining Co.	7,686	153,005
Al Moammar Information Systems Co.	3,626	110,261
Al Rajhi Bank	376,874	7,419,158
Al Rajhi Co. for Co-operative Insurance (b)	4,209	115,942
Alamar Foods	3,456	132,580
Al-Dawaa Medical Services Co.	6,646	142,058
Aldrees Petroleum & Transport Services Co.	6,835	173,166
Alinma Bank	193,417	1,525,201
AlKhorayef Water & Power Technologies Co.	1,564	55,765
Almarai Co. JSC	52,392	789,345
Almunajem Foods Co.	3,218	50,071
Alujain Corp.	7,396	72,475
Arab National Bank	121,811	840,988
Arabian Cement Co.	9,227	89,304
Arabian Contracting Services Co.	2,606	84,955
Arabian Internet & Communications Services Co.	5,390	358,227
Arriyadh Development Co.	18,294	89,354
Astra Industrial Group	6,255	106,289
Ataa Educational Co.	3,559	60,029
Bank AlBilad	98,457	1,050,698
Bank Al-Jazira	87,273	425,355
Banque Saudi Fransi	118,217	1,146,873
BinDawood Holding Co.	14,548	255,405
Bupa Arabia for Cooperative Insurance Co.	15,525	718,823
City Cement Co.	6,348	34,941
Co. for Cooperative Insurance (b)	11,596	324,986
Dallah Healthcare Co.	7,407	304,616
Dar Al Arkan Real Estate Development Co. (b)	96,566	414,492
Dr Sulaiman Al Habib Medical Services Group Co.	17,482	1,360,823
Dur Hospitality Co. (b)	29,415	186,435
Eastern Province Cement Co.	9,470	102,356
Elm Co.	5,065	598,570
Emaar Economic City (b)	74,864	161,163
Etihad Etisalat Co.	76,843	847,248
Fawaz Abdulaziz Al Hokair & Co. (b)	6,323	25,598
Herfy Food Services Co. (b)	2,033	17,766
Jadwa REIT Saudi Fund	30,786	106,263
Jarir Marketing Co.	10,217	445,004
Leejam Sports Co. JSC	3,769	106,006
Security Description	Shares	Value
Maharah Human Resources Co.	2,209	$35,503
Methanol Chemicals Co. (b)	5,913	38,706
Middle East Healthcare Co. (b)	11,802	119,309
Middle East Paper Co.	12,176	102,120
Mobile Telecommunications Co. Saudi Arabia (b)	86,172	299,231
Mouwasat Medical Services Co.	8,514	534,691
Nahdi Medical Co.	8,502	419,757
Najran Cement Co.	15,550	53,797
National Agriculture Development Co. (b)	20,791	153,829
National Co. for Learning & Education	2,895	77,442
National Gas & Industrialization Co.	6,570	101,502
National Industrialization Co. (b)	71,502	233,998
National Medical Care Co.	5,781	139,330
Northern Region Cement Co.	17,439	52,039
Qassim Cement Co.	8,869	159,012
Rabigh Refining & Petrochemical Co. (b)	74,321	199,741
Retal Urban Development Co.	3,875	122,904
Riyad Bank	257,644	2,050,962
Riyadh Cement Co.	13,985	119,221
SABIC Agri-Nutrients Co.	42,395	1,445,296
Sahara International Petrochemical Co.	64,237	651,807
Saudi Airlines Catering Co. (b)	7,183	164,758
Saudi Arabian Mining Co. (b)	163,545	2,806,851
Saudi Arabian Oil Co. (d)	458,341	3,950,531
Saudi Basic Industries Corp.	170,391	4,111,801
Saudi British Bank	182,094	1,715,674
Saudi Cement Co.	14,485	216,579
Saudi Ceramic Co.	7,008	58,811
Saudi Chemical Co. Holding	16,716	129,355
Saudi Co. For Hardware CJSC (b)	5,311	41,196
Saudi Electricity Co.	148,969	929,601
Saudi Fisheries Co. (b)	5,167	37,438
Saudi Ground Services Co. (b)	13,747	82,242
Saudi Industrial Investment Group	64,262	429,073
Saudi Investment Bank	80,181	355,974
Saudi Kayan Petrochemical Co. (b)	124,148	401,647
Saudi National Bank	414,848	5,080,120
Saudi Pharmaceutical Industries & Medical Appliances Corp.	10,157	64,465
Saudi Public Transport Co. (b)	5,953	28,742

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Saudi Real Estate Co. (b)	23,689	$78,298
Saudi Research & Media Group (b)	6,257	329,519
Saudi Tadawul Group Holding Co.	10,513	405,502
Saudi Telecom Co.	290,226	3,104,253
Saudia Dairy & Foodstuff Co.	3,420	216,651
Savola Group	57,324	428,213
Seera Group Holding (b)	26,096	155,368
Sinad Holding Co. (b)	26,480	77,402
Southern Province Cement Co.	12,949	172,663
Theeb Rent A Car Co.	3,661	76,704
United Electronics Co.	7,266	150,716
United International Transportation Co.	5,610	87,300
Yamama Cement Co.	14,880	122,094
Yanbu Cement Co.	10,069	94,105
Yanbu National Petrochemical Co.	52,917	596,355
		56,266,793
SINGAPORE — 1.1%
AEM Holdings Ltd. (a)	42,600	102,464
AIMS APAC REIT	112,100	111,458
BW LPG Ltd. (d)	15,776	118,246
CapitaLand Ascendas REIT	626,574	1,352,296
CapitaLand Ascott Trust Stapled Security	425,817	319,146
CapitaLand China Trust REIT	303,800	256,159
Capitaland India Trust	200,300	164,534
CapitaLand Integrated Commercial Trust REIT	985,029	1,470,483
Capitaland Investment Ltd.	485,300	1,347,739
CDL Hospitality Trusts Stapled Security	187,168	167,900
City Developments Ltd.	82,900	460,441
ComfortDelGro Corp. Ltd.	436,800	388,372
DBS Group Holdings Ltd.	341,768	8,504,934
Digital Core REIT Management Pte. Ltd. (a)	126,900	56,664
ESR-LOGOS REIT	871,720	213,416
Far East Hospitality Trust Stapled Security	140,900	62,120
Frasers Centrepoint Trust REIT	191,792	331,026
Frasers Hospitality Trust Stapled Security	135,000	45,728
Frasers Logistics & Commercial Trust REIT	579,639	572,653
Genting Singapore Ltd.	1,162,900	982,417
Grab Holdings Ltd. Class A (b)	239,300	720,293
Hafnia Ltd.	23,153	132,757
Hour Glass Ltd.	39,800	65,333
iFAST Corp. Ltd.	23,300	86,323
IGG, Inc. (a)(b)	181,000	70,995
Jardine Cycle & Carriage Ltd.	18,400	433,709
Security Description	Shares	Value
Kenon Holdings Ltd.	5,301	$155,783
Keppel Corp. Ltd.	270,600	1,149,160
Keppel DC REIT	238,400	370,026
Keppel Infrastructure Trust (a)	753,500	298,091
Keppel Pacific Oak U.S. REIT	154,800	58,824
Keppel REIT	336,800	224,466
Lendlease Global Commercial REIT	315,527	161,683
Manulife U.S. Real Estate Investment Trust	345,200	74,391
Mapletree Industrial Trust REIT	394,950	705,810
Mapletree Logistics Trust REIT (a)	639,547	825,768
Mapletree Pan Asia Commercial Trust REIT	467,568	634,531
Nanofilm Technologies International Ltd. (a)	42,200	51,477
NETLINK NBN TRUST	570,700	369,627
Olam Group Ltd.	198,325	235,346
OUE Commercial Real Estate Investment Trust	402,200	95,411
Oversea-Chinese Banking Corp. Ltd.	639,811	5,969,786
PARAGON REIT	269,900	191,877
Parkway Life Real Estate Investment Trust	87,600	263,142
Prime U.S. REIT	205,300	65,797
Raffles Medical Group Ltd.	139,876	156,980
Riverstone Holdings Ltd. (a)	100,800	45,600
Sasseur Real Estate Investment Trust (a)	189,800	106,347
SATS Ltd. (b)	187,336	394,619
Sea Ltd. ADR (b)	68,400	5,920,020
Sembcorp Industries Ltd.	196,600	649,396
Sembcorp Marine Ltd. (b)	8,808,410	791,296
Sheng Siong Group Ltd.	144,600	183,959
SIA Engineering Co. Ltd. (b)	80,800	137,076
Silverlake Axis Ltd.	92,400	22,963
Singapore Airlines Ltd.	252,900	1,091,902
Singapore Exchange Ltd.	160,600	1,138,359
Singapore Post Ltd.	224,900	84,542
Singapore Technologies Engineering Ltd.	481,700	1,327,298
Singapore Telecommunications Ltd.	1,567,900	2,907,847
Starhill Global REIT	385,208	150,946
StarHub Ltd.	126,800	99,358
STMicroelectronics NV	129,127	6,892,732
Straits Trading Co. Ltd.	47,790	79,927
Suntec Real Estate Investment Trust	452,600	487,504
TDCX, Inc. ADR (b)	7,200	64,080
UMS Holdings Ltd.	309,000	259,324
United Overseas Bank Ltd.	223,193	5,010,711

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
UOL Group Ltd.	92,833	$485,164
Venture Corp. Ltd.	53,400	711,392
Yangzijiang Financial Holding Ltd. (a)(b)	370,300	105,053
		59,742,997
SOUTH AFRICA — 1.0%
Absa Group Ltd.	159,386	1,634,868
AECI Ltd.	27,750	146,947
African Rainbow Minerals Ltd.	19,779	257,135
Afrimat Ltd.	38,727	107,608
Anglo American Platinum Ltd. (a)	9,843	530,249
Anglo American PLC	244,964	8,166,696
Aspen Pharmacare Holdings Ltd.	73,292	760,499
Astral Foods Ltd.	3,513	31,288
AVI Ltd.	55,269	219,686
Barloworld Ltd.	32,805	165,130
Bid Corp. Ltd.	62,324	1,399,809
Bidvest Group Ltd. (a)	53,744	767,637
Capitec Bank Holdings Ltd.	17,290	1,644,648
Clicks Group Ltd.	44,641	646,952
Coronation Fund Managers Ltd.	44,887	76,530
DataTec Ltd.	60,275	129,367
Dis-Chem Pharmacies Ltd. (d)	55,496	81,137
Discovery Ltd. (b)	93,878	737,849
DRDGOLD Ltd.	44,155	42,623
Equites Property Fund Ltd. REIT	160,356	138,913
Exxaro Resources Ltd.	45,971	482,182
FirstRand Ltd. (a)	956,795	3,254,383
Fortress Real Estate Investments Ltd. Class A, REIT (b)	237,535	155,434
Fortress Real Estate Investments Ltd. Class B, REIT (b)	395,213	101,128
Foschini Group Ltd.	59,911	306,906
Gold Fields Ltd.	175,270	2,356,118
Grindrod Ltd.	30,822	15,843
Growthpoint Properties Ltd. REIT	731,511	538,455
Harmony Gold Mining Co. Ltd.	102,551	426,587
Hosken Consolidated Investments Ltd.	23,694	270,044
Hyprop Investments Ltd. REIT	99,797	167,055
Impala Platinum Holdings Ltd. (a)	159,941	1,477,337
Investec Ltd.	43,726	241,815
Investec Property Fund Ltd. REIT	58,715	27,302
JSE Ltd.	20,858	115,161
Security Description	Shares	Value
KAP Industrial Holdings Ltd.	705,488	$126,209
Kumba Iron Ore Ltd. (a)	12,546	318,331
Life Healthcare Group Holdings Ltd.	263,521	286,505
Momentum Metropolitan Holdings	228,762	227,474
Motus Holdings Ltd.	19,611	107,215
Mr Price Group Ltd.	48,289	392,463
MTN Group Ltd. (a)	322,288	2,317,150
MultiChoice Group	79,925	555,702
Naspers Ltd. Class N	42,074	7,823,532
Nedbank Group Ltd.	86,551	1,057,832
Netcare Ltd.	174,105	145,849
Ninety One Ltd.	38,097	87,048
Northam Platinum Holdings Ltd. (b)	70,793	577,596
Oceana Group Ltd.	11,307	44,208
Old Mutual Ltd. (e)	851,334	566,326
Old Mutual Ltd. (a)(e)	315,585	207,347
Omnia Holdings Ltd.	27,807	88,080
OUTsurance Group Ltd.	238,793	470,116
Pepkor Holdings Ltd. (d)	534,616	519,475
Pick n Pay Stores Ltd.	59,699	142,228
PSG Konsult Ltd.	277,652	189,040
Redefine Properties Ltd. REIT	1,546,663	319,787
Remgro Ltd.	100,371	760,483
Resilient REIT Ltd.	55,944	146,935
Reunert Ltd.	47,667	162,271
Royal Bafokeng Platinum Ltd.	20,752	167,677
Sanlam Ltd.	358,987	1,140,544
Santam Ltd.	7,575	121,540
Sappi Ltd. (a)	130,549	337,069
Sasol Ltd.	118,742	1,610,289
Scatec ASA (a)(d)	19,215	128,195
Shoprite Holdings Ltd.	100,750	1,261,730
Sibanye Stillwater Ltd. (a)	525,904	1,089,720
SPAR Group Ltd. (a)	38,271	304,320
Standard Bank Group Ltd.	255,096	2,482,080
Super Group Ltd.	99,955	183,954
Telkom SA SOC Ltd. (a)(b)	39,144	78,807
Thungela Resources Ltd.	37,800	433,093
Tiger Brands Ltd.	36,103	408,024
Transaction Capital Ltd.	95,406	68,332
Truworths International Ltd.	74,129	223,206
Vodacom Group Ltd.	120,806	830,952
Vukile Property Fund Ltd. REIT	94,716	66,409
Wilson Bayly Holmes-Ovcon Ltd. (b)	5,617	33,495
Woolworths Holdings Ltd.	181,118	652,607
		56,882,566
SOUTH KOREA — 3.3%
ABLBio, Inc. (b)	7,302	120,074
Advanced Nano Products Co. Ltd.	1,228	138,146

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
AfreecaTV Co. Ltd.	1,389	$91,291
Ahnlab, Inc.	2,297	109,896
Alteogen, Inc. (b)	5,452	167,746
Amorepacific Corp.	5,499	580,397
AMOREPACIFIC Group	4,655	137,787
Ananti, Inc. (a)(b)	6,092	31,905
Asiana Airlines, Inc. (b)	10,835	115,186
BGF retail Co. Ltd.	1,174	163,545
BH Co. Ltd.	3,403	65,913
Bioneer Corp. (b)	5,103	171,516
BNK Financial Group, Inc.	51,708	259,394
Boryung	3,324	22,315
Bukwang Pharmaceutical Co. Ltd. (b)	3,983	24,632
CANARIABIO, Inc. (b)	1,594	44,627
Caregen Co. Ltd.	228	34,402
Cellivery Therapeutics, Inc. (b)	6,215	31,890
Celltrion Healthcare Co. Ltd.	17,511	815,726
Celltrion Pharm, Inc. (b)	2,932	188,055
Celltrion, Inc.	19,509	2,255,009
Chabiotech Co. Ltd. (b)	6,622	64,108
Cheil Worldwide, Inc.	15,138	216,885
Chong Kun Dang Pharmaceutical Corp.	2,168	129,355
Chunbo Co. Ltd.	931	179,916
CJ CGV Co. Ltd. (b)	2,246	26,876
CJ CheilJedang Corp.	1,508	377,797
CJ Corp.	3,512	281,519
CJ ENM Co. Ltd. (b)	1,582	104,844
CJ Logistics Corp.	1,096	67,395
Classys, Inc.	7,582	127,511
Com2uSCorp	2,104	118,141
Cosmax, Inc. (b)	752	46,954
CosmoAM&T Co. Ltd. (b)	4,102	488,142
Cosmochemical Co. Ltd. (b)	4,568	176,434
Coway Co. Ltd.	14,121	569,918
Creative & Innovative System (b)	9,226	102,507
CS Wind Corp.	4,166	234,008
Cuckoo Homesys Co. Ltd.	1,764	35,949
Daeduck Electronics Co. Ltd.	8,563	157,292
Daejoo Electronic Materials Co. Ltd.	1,712	135,086
Daesang Corp.	4,987	75,270
Daesung Holdings Co. Ltd.	839	88,349
Daewoo Engineering & Construction Co. Ltd. (b)	52,482	163,094
Daewoo Shipbuilding & Marine Engineering Co. Ltd. (b)	5,893	111,609
Daewoong Co. Ltd.	2,154	25,176
Daewoong Pharmaceutical Co. Ltd.	1,213	98,259
Daishin Securities Co. Ltd.	3,580	35,346
Danal Co. Ltd. (b)	15,211	58,644
Daou Data Corp.	2,499	96,202
Security Description	Shares	Value
Daou Technology, Inc.	6,450	$104,008
Dawonsys Co. Ltd. (b)	3,177	34,242
DB HiTek Co. Ltd.	7,593	425,664
DB Insurance Co. Ltd.	8,568	492,938
Delivery Hero SE (b)(d)	35,303	1,206,524
Dentium Co. Ltd.	795	85,630
Devsisters Co. Ltd. (b)	551	24,134
DGB Financial Group, Inc.	26,545	140,973
DL E&C Co. Ltd.	4,830	120,601
DL Holdings Co. Ltd.	2,132	87,559
DN Automotive Corp.	454	26,387
Dong-A Socio Holdings Co. Ltd.	363	23,731
Dong-A ST Co. Ltd.	552	23,302
Dongjin Semichem Co. Ltd.	5,592	143,078
DongKook Pharmaceutical Co. Ltd.	4,240	50,927
Dongkuk Steel Mill Co. Ltd.	14,784	139,091
Dongsuh Cos., Inc.	7,745	116,997
Dongwha Enterprise Co. Ltd. (b)	681	30,001
Dongwon Industries Co. Ltd.	7,292	286,578
Doosan Bobcat, Inc.	11,020	370,640
Doosan Co. Ltd.	801	60,553
Doosan Enerbility Co. Ltd. (b)	79,699	1,046,603
Doosan Fuel Cell Co. Ltd. (b)	7,357	190,766
DoubleUGames Co. Ltd.	843	28,694
Douzone Bizon Co. Ltd.	2,524	68,330
Duk San Neolux Co. Ltd. (b)	1,243	46,634
Echo Marketing, Inc.	1,570	15,272
Ecopro BM Co. Ltd.	9,689	1,679,050
Ecopro Co. Ltd.	4,391	1,691,727
Ecopro HN Co. Ltd.	2,376	140,700
E-MART, Inc.	3,457	281,155
Enchem Co. Ltd. (b)	1,234	67,421
Eo Technics Co. Ltd.	1,483	102,367
ESR Kendall Square REIT Co. Ltd.	16,720	50,102
Eugene Technology Co. Ltd.	1,603	39,362
F&F Co. Ltd.	2,987	321,393
Fila Holdings Corp.	7,424	208,702
Foosung Co. Ltd.	13,563	165,082
GC Cell Corp.	1,225	39,380
GemVax & Kael Co. Ltd. (b)	3,211	35,196
GeneOne Life Science, Inc. (b)	11,851	58,370
Genexine, Inc. (b)	4,490	42,860
Giantstep, Inc. (b)	511	7,947
GOLFZON Co. Ltd.	868	85,548
Grand Korea Leisure Co. Ltd. (b)	3,328	51,382
Green Cross Corp.	671	63,129
Green Cross Holdings Corp.	5,248	62,346
GS Engineering & Construction Corp.	10,010	159,852
GS Holdings Corp.	9,827	304,832
GS Retail Co. Ltd.	6,723	146,685

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
HAESUNG DS Co. Ltd.	2,588	$105,789
Hana Financial Group, Inc.	56,408	1,766,639
Hana Materials, Inc.	2,047	67,178
Hana Micron, Inc.	5,811	73,550
Hana Tour Service, Inc. (b)	1,100	51,794
Hanall Biopharma Co. Ltd. (b)	2,599	36,840
Handsome Co. Ltd.	1,555	31,172
Hanil Cement Co. Ltd.	5,238	52,269
Hankook & Co. Co. Ltd.	2,676	24,605
Hankook Tire & Technology Co. Ltd.	12,226	327,021
Hanmi Pharm Co. Ltd.	1,512	298,045
Hanmi Semiconductor Co. Ltd.	8,935	143,515
Hanon Systems	32,462	219,655
Hansae Co. Ltd.	2,164	25,952
Hansol Chemical Co. Ltd.	1,576	291,217
Hanssem Co. Ltd.	2,499	97,989
Hanwha Aerospace Co. Ltd.	10,677	813,315
Hanwha Corp.	6,452	130,553
Hanwha Galleria Co. Ltd. (b)	21,189	34,668
Hanwha Investment & Securities Co. Ltd. (b)	13,008	27,247
Hanwha Life Insurance Co. Ltd. (b)	83,342	153,978
Hanwha Solutions Corp. (b)	18,788	774,986
Hanwha Systems Co. Ltd. (a)	37,056	395,786
Harim Holdings Co. Ltd.	12,382	153,222
HD Hyundai Co. Ltd.	8,826	394,351
HDC Hyundai Development Co-Engineering & Construction Class E	6,351	55,335
Helixmith Co. Ltd. (b)	3,526	25,174
Hite Jinro Co. Ltd.	4,760	82,117
HK inno N Corp.	3,166	83,364
HL Mando Co. Ltd.	5,035	178,319
HLB Life Science Co. Ltd. (b)	13,171	111,619
HLB, Inc. (b)	23,106	621,599
HMM Co. Ltd.	50,138	788,397
Hotel Shilla Co. Ltd.	5,903	370,970
Hugel, Inc. (b)	1,296	128,147
Humasis Co. Ltd. (b)	22,968	80,384
HYBE Co. Ltd. (b)	3,943	575,768
Hyosung Advanced Materials Corp.	422	140,681
Hyosung Corp.	858	44,567
Hyosung Heavy Industries Corp. (b)	563	28,965
Hyosung TNC Corp.	406	138,414
Hyundai Autoever Corp.	998	86,798
Hyundai Bioscience Co. Ltd. (b)	5,884	93,803
Hyundai Construction Equipment Co. Ltd.	2,085	83,739
Hyundai Department Store Co. Ltd.	2,120	89,309
Security Description	Shares	Value
Hyundai Doosan Infracore Co. Ltd.	22,092	$128,363
Hyundai Electric & Energy System Co. Ltd.	3,621	105,667
Hyundai Elevator Co. Ltd.	2,938	71,677
Hyundai Energy Solutions Co. Ltd.	1,044	42,535
Hyundai Engineering & Construction Co. Ltd.	17,107	481,099
Hyundai Glovis Co. Ltd.	4,136	505,109
Hyundai Greenfood Co. Ltd.	5,265	29,321
Hyundai Heavy Industries Co. Ltd. (b)	2,880	222,622
Hyundai Home Shopping Network Corp.	629	23,400
Hyundai Marine & Fire Insurance Co. Ltd.	11,464	297,640
Hyundai Mipo Dockyard Co. Ltd. (b)	5,058	273,574
Hyundai Mobis Co. Ltd.	11,683	1,940,425
Hyundai Motor Co.	26,319	3,744,471
Hyundai Motor Co. Preference Shares (e)	6,321	466,915
Hyundai Motor Co. Preference Shares (e)	4,833	351,355
Hyundai Rotem Co. Ltd. (b)	12,309	244,389
Hyundai Steel Co.	18,969	507,076
Hyundai Wia Corp.	2,354	101,787
Il Dong Pharmaceutical Co. Ltd. (b)	2,600	43,713
Iljin Hysolus Co. Ltd. (b)	3,038	72,724
Industrial Bank of Korea	47,306	367,904
Innocean Worldwide, Inc.	814	25,487
Innox Advanced Materials Co. Ltd.	3,006	93,933
Intellian Technologies, Inc.	1,615	116,974
INTOPS Co. Ltd.	1,469	40,314
IS Dongseo Co. Ltd. (b)	3,285	102,898
ISU Chemical Co. Ltd.	3,648	134,203
ITM Semiconductor Co. Ltd.	206	4,381
JB Financial Group Co. Ltd.	28,335	190,432
Jeisys Medical, Inc.	16,731	111,401
Jeju Air Co. Ltd. (b)	3,342	40,634
Jin Air Co. Ltd. (b)	2,445	32,626
JR Global Reit	58,381	198,217
Jusung Engineering Co. Ltd.	4,388	54,875
JW Pharmaceutical Corp.	1,577	25,295
JYP Entertainment Corp.	4,449	265,888
K Car Co. Ltd.	2,518	24,791
Kakao Corp.	59,184	2,802,883
Kakao Games Corp. (b)	5,672	183,824
KakaoBank Corp.	26,654	498,168
Kakaopay Corp. (b)	4,976	214,544
Kangwon Land, Inc.	16,728	256,581
KB Financial Group, Inc. (a)	73,751	2,693,548
KCC Corp.	1,069	183,153
KCC Glass Corp.	1,162	35,482

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
KEPCO Engineering & Construction Co., Inc.	2,045	$118,064
KEPCO Plant Service & Engineering Co. Ltd.	3,509	102,154
KG DONGBUSTEEL	4,738	36,985
Kia Corp.	50,009	3,120,964
KIWOOM Securities Co. Ltd.	2,328	181,592
KMW Co. Ltd. (b)	4,866	84,165
Koh Young Technology, Inc.	7,925	104,000
Kolmar BNH Co. Ltd.	790	14,438
Kolmar Korea Co. Ltd.	1,275	41,124
Kolon Industries, Inc.	2,530	86,937
KoMiCo Ltd.	1,382	53,748
Komipharm International Co. Ltd. (b)	4,676	24,307
Korea Aerospace Industries Ltd.	20,387	744,501
Korea Electric Power Corp. (b)	47,867	663,368
Korea Electric Terminal Co. Ltd.	599	28,580
Korea Investment Holdings Co. Ltd.	8,386	355,960
Korea Line Corp. (b)	17,625	29,722
Korea Petrochemical Ind Co. Ltd.	507	71,742
Korea Shipbuilding & Offshore Engineering Co. Ltd. (b)	8,613	515,048
Korea Zinc Co. Ltd.	1,735	738,180
Korean Air Lines Co. Ltd.	34,320	612,756
Korean Reinsurance Co.	28,528	159,399
Krafton, Inc. (b)	5,536	787,397
KT&G Corp.	20,767	1,334,652
Kum Yang Co. Ltd. (b)	5,952	362,141
Kumho Petrochemical Co. Ltd.	3,498	386,926
Kumho Tire Co., Inc. (b)	10,539	30,226
Kyung Dong Navien Co. Ltd.	1,463	38,260
L&C Bio Co. Ltd.	4,321	85,804
L&F Co. Ltd.	4,254	1,031,306
LEENO Industrial, Inc.	3,095	343,236
LegoChem Biosciences, Inc. (b)	3,050	87,030
LG Chem Ltd.	9,549	5,244,249
LG Chem Ltd. Preference Shares	1,332	319,154
LG Corp.	18,061	1,150,056
LG Display Co. Ltd. (b)	47,510	603,424
LG Electronics, Inc.	20,303	1,811,915
LG Energy Solution Ltd. (b)	6,669	3,004,736
LG H&H Co. Ltd.	1,747	807,111
LG Innotek Co. Ltd.	2,814	590,131
LG Uplus Corp.	38,245	318,629
LIG Nex1 Co. Ltd.	4,497	250,023
Lotte Chemical Corp.	3,834	563,272
Lotte Chilsung Beverage Co. Ltd.	412	52,324
Security Description	Shares	Value
Lotte Confectionery Co. Ltd.	1,011	$85,118
Lotte Energy Materials Corp.	5,252	279,397
LOTTE Fine Chemical Co. Ltd. (a)	2,494	112,149
LOTTE Reit Co. Ltd.	26,435	74,995
Lotte Rental Co. Ltd.	2,023	40,354
Lotte Shopping Co. Ltd.	2,741	172,972
Lotte Tour Development Co. Ltd. (b)	3,330	35,325
LS Corp.	2,772	169,854
LS Electric Co. Ltd.	3,457	150,562
Lutronic Corp.	5,808	114,111
LX Holdings Corp.	5,008	32,853
LX INTERNATIONAL Corp.	14,247	317,614
LX Semicon Co. Ltd.	2,737	237,569
Mcnex Co. Ltd.	1,909	46,278
MedPacto, Inc. (b)	2,173	32,392
Medytox, Inc.	1,333	228,423
MegaStudyEdu Co. Ltd.	1,164	52,395
Meritz Financial Group, Inc.	17,777	529,588
Meritz Securities Co. Ltd.	69,541	326,388
Mirae Asset Securities Co. Ltd.	47,797	238,092
Myoung Shin Industrial Co. Ltd. (b)	3,805	62,441
Namhae Chemical Corp.	6,640	46,374
Naturecell Co. Ltd. (b)	12,479	174,384
NAVER Corp.	24,848	3,893,456
NCSoft Corp.	3,175	909,862
Neowiz (b)	1,925	59,683
NEPES Corp. (b)	1,564	28,824
Netmarble Corp. (b)(d)	3,351	171,804
Nexon Games Co. Ltd. (b)	6,243	89,740
NH Investment & Securities Co. Ltd.	30,485	206,655
NHN Corp. (b)	3,708	75,292
NHN KCP Corp.	2,299	22,403
NICE Holdings Co. Ltd.	2,514	23,606
NICE Information Service Co. Ltd.	10,100	95,964
NKMax Co. Ltd. (b)	9,231	74,416
NongShim Co. Ltd.	521	151,444
OCI Co. Ltd.	3,187	251,626
Orion Corp.	4,950	519,526
Orion Holdings Corp.	5,222	68,422
Oscotec, Inc. (b)	5,686	79,627
Ottogi Corp.	406	139,546
Pan Ocean Co. Ltd.	41,685	186,863
Paradise Co. Ltd. (b)	12,649	163,796
Park Systems Corp.	526	61,802
Partron Co. Ltd.	11,769	75,054
Pearl Abyss Corp. (b)	4,665	167,329
People & Technology, Inc.	2,453	91,762
PharmaResearch Co. Ltd.	654	35,402
Pharmicell Co. Ltd. (b)	11,563	81,553
PI Advanced Materials Co. Ltd.	1,584	45,975

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Poongsan Corp.	1,946	$56,563
POSCO Chemical Co. Ltd.	5,466	1,152,063
POSCO Holdings, Inc.	14,578	4,124,424
Posco ICT Co. Ltd.	6,124	44,840
Posco International Corp.	9,199	158,296
PSK, Inc.	2,330	37,670
Rainbow Robotics (b)	3,635	356,481
RFHIC Corp.	1,320	28,058
S&S Tech Corp.	1,616	50,601
S-1 Corp.	3,092	131,408
Sam Chun Dang Pharm Co. Ltd.	2,749	171,407
Samchully Co. Ltd.	340	134,566
Samsung Biologics Co. Ltd. (b)(d)	3,390	2,054,896
Samsung C&T Corp.	16,712	1,391,751
Samsung Electro-Mechanics Co. Ltd.	10,779	1,272,690
Samsung Electronics Co. Ltd. Preference Shares	158,425	6,592,793
Samsung Electronics Co. Ltd.	913,202	45,158,713
Samsung Engineering Co. Ltd. (b)	31,267	764,139
Samsung Fire & Marine Insurance Co. Ltd.	5,940	938,949
Samsung Heavy Industries Co. Ltd. (b)	124,672	497,073
Samsung Life Insurance Co. Ltd.	15,990	771,098
Samsung SDI Co. Ltd.	10,617	6,030,867
Samsung SDS Co. Ltd.	6,547	585,497
Samsung Securities Co. Ltd.	12,058	294,735
Samyang Foods Co. Ltd.	591	54,249
Samyang Holdings Corp.	808	46,882
Sang-A Frontec Co. Ltd.	993	24,885
SD Biosensor, Inc.	6,738	109,645
Seah Besteel Holdings Corp.	1,754	30,642
Sebang Co. Ltd.	3,580	126,633
Sebang Global Battery Co. Ltd.	1,623	69,593
Seegene, Inc.	5,723	109,549
Seojin System Co. Ltd. (b)	5,942	83,556
Seoul Semiconductor Co. Ltd.	9,084	80,725
SFA Engineering Corp.	4,891	148,436
SFA Semicon Co. Ltd. (b)	9,437	41,403
SGC Energy Co. Ltd.	2,706	63,440
Shin Poong Pharmaceutical Co. Ltd. (b)	5,405	75,121
Shinhan Financial Group Co. Ltd.	87,013	2,363,736
Shinsegae International, Inc.	1,130	18,872
Shinsegae, Inc.	1,389	230,493
SillaJen, Inc. (b)	27,565	116,628
SIMMTECH Co. Ltd.	6,354	156,478
SK Biopharmaceuticals Co. Ltd. (b)	5,956	290,240
Security Description	Shares	Value
SK Bioscience Co. Ltd. (a)(b)	4,331	$241,035
SK Chemicals Co. Ltd.	1,680	96,311
SK Discovery Co. Ltd.	2,244	54,548
SK Hynix, Inc.	105,087	7,191,620
SK IE Technology Co. Ltd. (b)(d)	4,692	258,895
SK Innovation Co. Ltd. (b)	10,450	1,447,915
SK Networks Co. Ltd.	13,470	46,752
SK oceanplant Co. Ltd. (b)	5,577	85,367
SK REITs Co. Ltd.	26,052	100,048
SK Square Co. Ltd. (b)	17,912	549,814
SK, Inc.	6,708	893,786
SKC Co. Ltd.	3,596	317,820
SL Corp.	1,756	37,884
SM Entertainment Co. Ltd. (a)	2,962	213,737
SNT Motiv Co. Ltd.	938	33,885
S-Oil Corp.	7,825	482,007
SOLUM Co. Ltd. (b)	10,424	179,900
Solus Advanced Materials Co. Ltd.	2,888	105,043
Soulbrain Co. Ltd.	458	83,417
ST Pharm Co. Ltd.	2,098	119,694
STCUBE (b)	6,274	88,081
Studio Dragon Corp. (b)	2,238	121,710
Sungeel Hitech Co. Ltd. (b)	859	106,315
Taihan Electric Wire Co. Ltd. (b)	117,870	137,056
TKG Huchems Co. Ltd.	1,984	33,344
Tokai Carbon Korea Co. Ltd.	499	40,388
TY Holdings Co. Ltd.	1,741	14,179
Unid Co. Ltd.	888	53,117
Value Added Technology Co. Ltd.	3,331	83,541
Vaxcell-Bio Therapeutics Co. Ltd. (b)	1,845	55,428
Webzen, Inc.	4,173	54,756
Wemade Co. Ltd.	3,116	121,482
WONIK IPS Co. Ltd.	5,486	148,914
Wonik QnC Corp.	1,915	37,622
Woori Financial Group, Inc.	106,211	934,304
Wysiwyg Studios Co. Ltd. (b)	3,169	38,355
YG Entertainment, Inc.	2,609	114,543
Youngone Corp.	3,468	122,030
Youngone Holdings Co. Ltd.	1,025	50,653
Yuanta Securities Korea Co. Ltd.	18,956	39,011
Yuhan Corp.	14,242	554,479
Yungjin Pharmaceutical Co. Ltd. (b)	22,295	50,558
Zinus, Inc.	1,930	41,838
		180,850,348
SPAIN — 1.6%
Acciona SA	5,526	1,110,727
Acerinox SA	44,014	453,772

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
ACS Actividades de Construccion y Servicios SA	45,202	$1,442,259
Aena SME SA (b)(d)	14,283	2,313,832
Almirall SA	11,031	102,971
Amadeus IT Group SA (b)	85,194	5,725,389
AmRest Holdings SE (b)	7,136	31,229
Applus Services SA	23,743	185,589
Atresmedia Corp. de Medios de Comunicacion SA	10,812	40,861
Banco Bilbao Vizcaya Argentaria SA (a)	1,241,490	8,891,816
Banco de Sabadell SA (a)	1,179,269	1,270,513
Banco Santander SA	3,175,636	11,855,220
Bankinter SA (a)	149,492	850,702
Befesa SA (d)	8,540	388,762
CaixaBank SA	840,266	3,284,572
Cellnex Telecom SA (b)(d)	107,008	4,168,770
Cia de Distribucion Integral Logista Holdings SA	14,361	358,987
CIE Automotive SA	7,659	220,834
Construcciones y Auxiliar de Ferrocarriles SA	3,468	96,501
Corp. ACCIONA Energias Renovables SA	12,249	475,891
Distribuidora Internacional de Alimentacion SA (b)	3,493,966	56,211
Ebro Foods SA (a)	11,588	205,300
EDP Renovaveis SA	53,717	1,232,650
eDreams ODIGEO SA (b)	11,015	67,552
Enagas SA	48,773	938,892
Ence Energia y Celulosa SA	35,434	132,252
Endesa SA	61,404	1,336,081
Faes Farma SA	47,020	161,012
Ferrovial SA	92,606	2,731,907
Fluidra SA (a)	20,810	367,406
Gestamp Automocion SA (d)	33,976	154,002
Global Dominion Access SA (d)	10,388	40,743
Grenergy Renovables SA (a)(b)	1,485	45,292
Grifols SA (a)(b)	60,277	597,710
Iberdrola SA	1,180,882	14,737,641
Indra Sistemas SA	38,675	524,394
Industria de Diseno Textil SA	206,086	6,935,948
Inmobiliaria Colonial Socimi SA REIT	46,576	295,713
Laboratorios Farmaceuticos Rovi SA	2,832	118,456
Lar Espana Real Estate Socimi SA REIT	11,653	62,352
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (a)	102,412	110,431
Mapfre SA	169,029	341,268
Mediaset Espana Comunicacion SA (a)(b)	30,205	98,777
Security Description	Shares	Value
Melia Hotels International SA (a)(b)	19,010	$123,050
Merlin Properties Socimi SA REIT	55,292	484,645
Miquel y Costas & Miquel SA	5,388	71,065
Naturgy Energy Group SA (a)	42,917	1,294,275
Neinor Homes SA (d)	7,187	70,623
Pharma Mar SA (a)	2,303	110,667
Prosegur Cash SA (d)	40,918	31,385
Prosegur Cia de Seguridad SA	36,398	72,325
Red Electrica Corp. SA	77,770	1,370,925
Repsol SA	271,479	4,182,273
Sacyr SA	68,720	221,296
Solaria Energia y Medio Ambiente SA (b)	11,757	212,461
Soltec Power Holdings SA (b)	9,892	65,433
Talgo SA (a)(d)	13,014	44,262
Tecnicas Reunidas SA (b)	8,804	96,685
Telefonica SA	984,191	4,246,348
Unicaja Banco SA (a)(d)	398,000	428,662
Vidrala SA	3,750	411,446
Viscofan SA	9,803	703,309
		88,802,322
SWEDEN — 2.2%
AAK AB	31,446	569,878
AcadeMedia AB (d)	15,147	75,373
AddLife AB Class B	19,565	177,869
AddTech AB Class B	63,101	1,173,768
AFRY AB	15,012	270,759
Alfa Laval AB	55,292	1,976,116
Alimak Group AB (a)(d)	12,150	86,589
Alleima AB (b)	36,821	182,064
Ambea AB (d)	8,959	31,362
Arjo AB Class B	34,989	137,110
Assa Abloy AB Class B	189,628	4,546,198
Atlas Copco AB Class A	507,526	6,435,374
Atlas Copco AB Class B	296,124	3,409,340
Atrium Ljungberg AB Class B	8,905	145,601
Attendo AB (b)(d)	18,258	52,250
Avanza Bank Holding AB (a)	21,936	514,985
Axfood AB	20,084	490,909
Beijer Alma AB (a)	6,867	136,918
Beijer Ref AB (a)	78,011	1,370,146
Betsson AB Class B (b)	26,995	257,129
Bilia AB Class A	14,418	178,241
Billerud AB	46,642	479,832
BioArctic AB (b)(d)	5,962	144,821
BioGaia AB Class B	12,965	114,615
Biotage AB	10,569	134,965
Boliden AB	52,076	2,047,628
BoneSupport Holding AB (b)(d)	40,703	327,541
Boozt AB (b)(d)	10,974	133,662
Bravida Holding AB (d)	41,659	471,665
Bufab AB	6,983	186,598

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Bure Equity AB	9,373	$224,197
Calliditas Therapeutics AB Class B (a)(b)	5,556	67,337
Camurus AB (b)	6,510	137,993
Castellum AB (a)	45,381	528,434
Catena AB	6,047	225,253
Cellavision AB	1,868	33,283
Cibus Nordic Real Estate AB	9,643	100,861
Cint Group AB (b)	22,087	30,154
Clas Ohlson AB Class B (a)	7,371	54,814
Cloetta AB Class B	28,896	60,992
Collector Bank AB (b)	28,130	97,596
Coor Service Management Holding AB (d)	14,679	93,627
Corem Property Group AB Class B	130,068	90,937
Creades AB Class A (a)	14,930	115,773
Dios Fastigheter AB	13,711	91,227
Dometic Group AB (a)(d)	62,228	380,327
Duni AB (b)	6,165	55,648
Dustin Group AB (b)(d)	12,433	45,512
Electrolux AB Class B	38,399	467,142
Electrolux Professional AB Class B	38,519	202,125
Elekta AB Class B (a)	74,156	567,219
Embracer Group AB (a)(b)	120,522	565,443
Engcon AB (b)	40,688	308,803
Epiroc AB Class A	125,327	2,490,010
Epiroc AB Class B	89,219	1,522,611
EQT AB	66,225	1,354,037
Essity AB Class B (a)	115,528	3,302,936
Evolution AB (d)	34,608	4,640,948
Fabege AB (a)	45,371	348,316
Fastighets AB Balder Class B (b)	108,153	444,760
Fortnox AB	82,794	567,021
GARO AB	6,475	47,794
Getinge AB Class B (a)	46,014	1,123,225
Granges AB	17,145	163,713
H & M Hennes & Mauritz AB Class B (a)	133,810	1,914,897
Hemnet Group AB	31,894	537,024
Hexagon AB Class B	368,494	4,245,013
Hexatronic Group AB	27,906	318,740
Hexpol AB	47,441	588,185
HMS Networks AB	6,563	268,437
Holmen AB Class B (a)	19,373	747,553
Hufvudstaden AB Class A	20,682	280,788
Husqvarna AB Class B (a)	84,931	737,856
Industrivarden AB Class A	24,301	657,394
Industrivarden AB Class C	29,790	804,000
Indutrade AB	54,547	1,161,872
Instalco AB (a)	32,669	157,950
Intrum AB (a)	19,978	215,512
Investment AB Latour Class B	26,632	542,672
Investment AB Oresund	3,443	39,344
Security Description	Shares	Value
Investor AB Class A	95,127	$1,942,832
Investor AB Class B	344,119	6,861,298
INVISIO AB	6,465	133,272
Inwido AB	14,516	154,814
JM AB (a)	12,817	212,871
K-fast Holding AB (a)(b)	26,594	52,483
Kinnevik AB Class B (b)	43,770	655,084
KNOW IT AB	4,570	90,986
L E Lundbergforetagen AB Class B	13,205	598,565
Lifco AB Class B	48,201	1,040,287
Lindab International AB	17,669	271,009
Loomis AB	15,205	521,409
Medicover AB Class B	12,004	194,221
MEKO AB	8,779	104,509
MIPS AB (a)	4,971	252,301
Modern Times Group MTG AB Class B (b)	15,662	113,976
Munters Group AB (d)	26,942	249,089
Mycronic AB (a)	11,517	283,535
NCC AB Class B (a)	12,107	107,483
New Wave Group AB Class B	6,356	109,115
Nibe Industrier AB Class B	287,422	3,279,344
Nobia AB	16,815	28,890
Nolato AB Class B	33,273	169,155
Nordnet AB publ	25,471	420,330
Note AB (b)	2,802	62,558
NP3 Fastigheter AB (a)	5,090	91,924
Nyfosa AB	32,732	228,041
Orron Energy ab	37,309	49,087
OX2 AB (b)	13,288	99,127
Pandox AB (b)	24,135	301,397
Paradox Interactive AB	5,166	128,782
Peab AB Class B	29,673	148,760
Platzer Fastigheter Holding AB Class B	9,670	75,108
PowerCell Sweden AB (b)	9,282	105,691
Ratos AB Class B (a)	39,105	119,598
Resurs Holding AB (d)	16,411	36,596
Rvrc Holding AB	20,248	63,536
Saab AB Class B	12,967	788,477
Sagax AB Class B (a)	36,807	849,188
Samhallsbyggnadsbolaget i Norden AB (a)	170,381	233,166
Samhallsbyggnadsbolaget i Norden AB Class D (a)	28,729	44,639
Sandvik AB	201,847	4,288,266
Scandic Hotels Group AB (a)(b)(d)	24,676	83,138
Sdiptech AB Class B (b)	4,839	112,544
Sectra AB Class B (b)	24,669	386,204
Securitas AB Class B (a)	91,148	811,558
Skandinaviska Enskilda Banken AB Class A (a)(b)	306,084	3,381,714
Skanska AB Class B (a)	67,561	1,035,753
SKF AB Class B (a)	71,915	1,417,793
SkiStar AB	6,323	76,070

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SSAB AB Class A	51,377	$379,971
SSAB AB Class B	117,477	840,507
Stillfront Group AB (b)	109,706	212,429
Storskogen Group AB Class B	248,688	207,876
Surgical Science Sweden AB (b)	5,185	84,432
Svenska Cellulosa AB SCA Class B (a)	112,876	1,487,992
Svenska Handelsbanken AB Class A	276,867	2,400,091
Svolder AB Class B	24,332	137,127
Sweco AB Class B	43,829	557,162
Swedbank AB Class A (a)	171,644	2,825,192
SwedenCare AB (a)	13,025	32,052
Swedish Orphan Biovitrum AB (b)	43,167	1,006,733
Synsam AB	7,200	28,156
Tele2 AB Class B	114,144	1,137,118
Telefonaktiebolaget LM Ericsson Class B (a)	553,727	3,248,807
Telia Co. AB (a)	492,533	1,251,810
Thule Group AB (a)(d)	20,155	497,599
Trelleborg AB Class B	48,108	1,370,478
Troax Group AB	8,337	173,320
Truecaller AB Class B (a)(b)	36,593	108,045
Vestum AB (b)	24,617	30,426
Viaplay Group AB Class B (b)	12,682	324,497
Vimian Group AB (a)(b)	58,507	184,951
Vitec Software Group AB Class B	11,478	592,086
Vitrolife AB	10,484	218,184
Volati AB	2,680	24,320
Volvo AB Class A	37,885	815,645
Volvo AB Class B (a)	285,210	5,882,576
Volvo Car AB Class B (a)(b)	111,911	490,021
Wallenstam AB Class B (a)	67,760	256,688
Wihlborgs Fastigheter AB	49,775	381,770
XANO Industri AB Class B	2,000	18,824
Xvivo Perfusion AB (b)	4,152	97,665
		120,196,734
SWITZERLAND — 3.7%
ABB Ltd.	303,126	10,443,970
Accelleron Industries AG (b)	14,735	349,439
Adecco Group AG	30,554	1,114,636
Alcon, Inc.	96,382	6,852,401
Allreal Holding AG	3,149	532,271
ALSO Holding AG	1,176	239,764
Arbonia AG	9,785	118,032
Aryzta AG (b)	198,438	338,012
Autoneum Holding AG (b)	465	69,455
Bachem Holding AG Class B (a)	6,606	665,331
Baloise Holding AG	8,563	1,335,442
Banque Cantonale Vaudoise (a)	5,418	512,059
Security Description	Shares	Value
Barry Callebaut AG	676	$1,434,483
Basilea Pharmaceutica AG (b)	2,131	117,006
Belimo Holding AG	1,793	867,933
Bell Food Group AG (b)	471	144,691
BKW AG	4,133	650,821
Bossard Holding AG Class A	975	246,801
Bucher Industries AG	1,324	620,198
Burckhardt Compression Holding AG	655	407,892
Burkhalter Holding AG	1,578	150,637
Bystronic AG	232	167,650
Cembra Money Bank AG	5,790	456,380
Chocoladefabriken Lindt & Spruengli AG (e)	198	2,342,091
Chocoladefabriken Lindt & Spruengli AG (e)	21	2,490,969
Cie Financiere Richemont SA Class A	100,129	16,080,897
Clariant AG (b)	39,354	653,857
Coltene Holding AG (b)	945	74,560
Comet Holding AG	1,578	439,597
Credit Suisse Group AG (a)	686,309	617,266
Daetwyler Holding AG Bearer Shares	1,529	316,283
DKSH Holding AG	7,021	566,902
dormakaba Holding AG	543	232,669
Dottikon Es Holding AG (b)	702	200,775
Dufry AG (a)(b)	14,635	653,698
EFG International AG (b)	21,977	215,747
Emmi AG	446	448,060
EMS-Chemie Holding AG	1,408	1,165,678
Flughafen Zurich AG (b)	3,635	667,010
Forbo Holding AG	192	277,903
Galenica AG (d)	8,886	752,888
Geberit AG	6,796	3,801,022
Georg Fischer AG	15,988	1,246,258
Givaudan SA	1,783	5,812,180
Gurit Holding AG Class BR (a)	850	77,040
Helvetia Holding AG	6,780	946,502
Huber & Suhner AG	2,858	245,800
Idorsia Ltd. (a)(b)	23,820	262,262
Implenia AG	1,966	82,628
Inficon Holding AG	367	398,624
Interroll Holding AG	117	421,073
Intershop Holding AG	240	174,868
IWG PLC (b)	131,265	267,104
Julius Baer Group Ltd.	40,614	2,778,530
Kardex Holding AG	1,062	231,391
Komax Holding AG	565	158,861
Kuehne & Nagel International AG	10,322	3,078,964
Landis & Gyr Group AG (b)	4,733	364,845
LEM Holding SA	117	251,789
Leonteq AG (a)	1,998	111,979
Logitech International SA	33,035	1,931,093

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Lonza Group AG	14,337	$8,644,092
Medacta Group SA (d)	1,306	141,966
Medartis Holding AG (b)(d)	947	74,605
Mediclinic International PLC	78,189	480,870
Medmix AG (d)	7,663	160,457
Metall Zug AG Class B	59	122,385
Meyer Burger Technology AG (a)(b)	641,354	451,373
Mobilezone Holding AG	8,564	140,295
Mobimo Holding AG	1,701	444,225
Novartis AG	414,543	38,121,054
OC Oerlikon Corp. AG	40,233	228,481
Orior AG	1,109	98,721
Partners Group Holding AG	4,296	4,051,839
Peach Property Group AG (a)(b)	938	12,571
PSP Swiss Property AG	8,686	989,975
Rieter Holding AG (a)	687	72,050
Schindler Holding AG (e)	7,627	1,692,563
Schindler Holding AG (e)	4,286	908,387
Schweiter Technologies AG Bearer Shares	187	141,528
Sensirion Holding AG (b)(d)	2,062	226,928
SFS Group AG	3,812	495,533
SGS SA	1,210	2,673,045
Siegfried Holding AG (b)	727	535,705
SIG Group AG (a)(b)	64,415	1,662,079
Sika AG	28,125	7,901,023
SKAN Group AG	3,808	348,891
Sonova Holding AG	10,017	2,959,428
St Galler Kantonalbank AG Class A	651	350,933
Stadler Rail AG (a)	8,340	326,602
Straumann Holding AG (a)	21,188	3,182,743
Sulzer AG (a)	4,059	344,751
Swatch Group AG Bearer Shares (e)	5,518	1,903,260
Swatch Group AG (e)	10,835	688,063
Swiss Life Holding AG	5,843	3,611,279
Swiss Prime Site AG	14,338	1,194,141
Swisscom AG	4,914	3,140,781
Swissquote Group Holding SA	2,087	408,241
Tecan Group AG	2,555	1,120,907
Temenos AG	12,541	874,016
TX Group AG	797	93,491
u-blox Holding AG (b)	1,683	235,571
UBS Group AG	642,905	13,625,226
Valiant Holding AG	2,833	305,031
VAT Group AG (a)(d)	5,042	1,824,384
Vetropack Holding AG	2,150	108,482
Vontobel Holding AG	5,962	387,492
V-ZUG Holding AG (b)	233	21,067
Ypsomed Holding AG	928	195,791
Zehnder Group AG	1,784	146,047
Zur Rose Group AG (a)(b)	1,676	77,708
Security Description	Shares	Value
Zurich Insurance Group AG	28,893	$13,866,704
		200,487,747
TAIWAN — 4.2%
AcBel Polytech, Inc.	136,000	172,920
Accton Technology Corp.	92,000	966,932
Acer, Inc.	493,000	456,942
Actron Technology Corp.	14,000	90,452
ADATA Technology Co. Ltd.	43,000	113,086
Adimmune Corp. (b)	103,000	133,610
Advanced Ceramic X Corp.	15,000	115,694
Advanced Energy Solution Holding Co. Ltd.	4,000	95,279
Advanced Wireless Semiconductor Co.	14,000	40,330
Advantech Co. Ltd.	83,514	1,021,695
Alchip Technologies Ltd.	13,000	532,386
Allied Supreme Corp.	6,000	59,686
Amazing Microelectronic Corp.	10,403	42,335
Andes Technology Corp.	6,000	102,992
AP Memory Technology Corp.	19,000	203,382
Apex International Co. Ltd.	25,000	48,865
Arcadyan Technology Corp.	25,487	89,542
Ardentec Corp.	109,000	206,892
ASE Technology Holding Co. Ltd.	614,325	2,279,797
Asia Cement Corp.	435,000	619,426
Asia Optical Co., Inc.	27,000	58,726
Asia Pacific Telecom Co. Ltd. (b)	482,000	102,503
Asia Polymer Corp.	43,860	41,664
Asia Vital Components Co. Ltd.	55,000	255,746
ASMedia Technology, Inc.	5,000	189,033
ASPEED Technology, Inc.	5,400	471,293
ASROCK, Inc.	12,000	55,896
Asustek Computer, Inc.	129,000	1,157,389
AUO Corp.	1,339,800	813,981
AURAS Technology Co. Ltd.	20,000	145,878
Aurora Corp.	4,000	10,457
BES Engineering Corp.	141,000	42,951
Bizlink Holding, Inc.	22,000	202,294
Bora Pharmaceuticals Co. Ltd.	7,000	170,141
Brighton-Best International Taiwan, Inc.	68,000	80,587
Capital Securities Corp.	222,000	87,635
Career Technology MFG. Co. Ltd. (b)	61,200	48,607
Catcher Technology Co. Ltd.	115,000	718,899
Cathay Financial Holding Co. Ltd.	1,727,606	2,378,649
Cathay Real Estate Development Co. Ltd.	63,000	35,452
Center Laboratories, Inc.	86,968	132,250

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Century Iron & Steel Industrial Co. Ltd.	31,000	$96,632
Chailease Holding Co. Ltd.	268,008	1,971,026
Chang Hwa Commercial Bank Ltd.	922,574	526,689
Chang Wah Electromaterials, Inc.	39,000	47,560
Chang Wah Technology Co. Ltd.	155,000	229,772
Charoen Pokphand Enterprise	38,500	105,272
Cheng Loong Corp.	121,000	112,438
Cheng Shin Rubber Industry Co. Ltd.	312,000	375,185
Cheng Uei Precision Industry Co. Ltd.	59,000	80,360
Chia Hsin Cement Corp.	126,000	78,570
Chicony Electronics Co. Ltd.	144,491	452,298
Chicony Power Technology Co. Ltd.	16,000	42,668
Chief Telecom, Inc.	10,000	126,604
China Airlines Ltd.	604,000	388,932
China Bills Finance Corp.	81,000	39,939
China Development Financial Holding Corp.	2,951,908	1,221,439
China General Plastics Corp.	144,427	124,949
China Man-Made Fiber Corp. (b)	277,680	76,051
China Metal Products	76,000	88,784
China Motor Corp.	61,000	128,170
China Petrochemical Development Corp.	734,221	238,140
China Steel Chemical Corp.	20,000	76,068
China Steel Corp.	2,210,000	2,245,262
Chin-Poon Industrial Co. Ltd.	91,000	97,404
Chipbond Technology Corp.	142,000	323,929
ChipMOS Technologies, Inc.	67,000	84,666
Chong Hong Construction Co. Ltd.	18,000	46,400
Chroma ATE, Inc.	62,000	362,514
Chun Yuan Steel Industry Co. Ltd.	61,000	32,136
Chung Hung Steel Corp.	220,000	191,384
Chung Hwa Pulp Corp.	235,000	125,117
Chung-Hsin Electric & Machinery Manufacturing Corp.	71,000	221,617
Chunghwa Precision Test Tech Co. Ltd.	3,000	56,306
Chunghwa Telecom Co. Ltd.	715,000	2,810,590
Cleanaway Co. Ltd.	14,000	86,517
Clevo Co.	43,000	43,006
Co.-Tech Development Corp.	25,000	49,639
Compal Electronics, Inc.	760,000	631,183
Compeq Manufacturing Co. Ltd.	185,000	283,078
Continental Holdings Corp.	110,000	111,536
Security Description	Shares	Value
Coretronic Corp.	42,000	$93,919
CSBC Corp. Taiwan (b)	62,000	47,734
CTBC Financial Holding Co. Ltd.	3,286,009	2,366,355
CTCI Corp.	72,000	99,183
Cub Elecparts, Inc.	6,600	39,577
Darfon Electronics Corp.	24,000	34,837
Delta Electronics, Inc.	378,630	3,756,629
Dynapack International Technology Corp.	16,000	43,537
E Ink Holdings, Inc.	156,000	952,169
E.Sun Financial Holding Co. Ltd.	2,405,699	2,003,396
Eclat Textile Co. Ltd.	38,182	623,432
EirGenix, Inc. (b)	35,000	134,206
Elan Microelectronics Corp.	44,000	144,931
Elite Material Co. Ltd.	54,000	324,681
Elite Semiconductor Microelectronics Technology, Inc.	103,000	283,674
Elitegroup Computer Systems Co. Ltd.	47,000	35,228
eMemory Technology, Inc. (b)	12,000	738,696
Ennoconn Corp.	9,233	80,734
ENNOSTAR, Inc.	106,000	186,199
Episil Technologies, Inc.	51,579	154,700
Episil-Precision, Inc.	13,113	30,820
Eternal Materials Co. Ltd.	114,000	117,477
Etron Technology, Inc.	40,945	64,316
Eva Airways Corp.	461,121	409,212
Ever Supreme Bio Technology Co. Ltd.	3,300	23,556
Evergreen International Storage & Transport Corp.	59,000	53,944
Evergreen Marine Corp. Taiwan Ltd.	195,673	1,024,812
EVERGREEN Steel Corp.	24,000	44,077
Everlight Chemical Industrial Corp.	57,000	35,314
Everlight Electronics Co. Ltd.	90,000	118,787
Far Eastern Department Stores Ltd.	98,000	73,312
Far Eastern International Bank	351,965	128,570
Far Eastern New Century Corp.	663,620	683,012
Far EasTone Telecommunications Co. Ltd.	291,000	719,176
Faraday Technology Corp.	37,000	240,569
Farglory Land Development Co. Ltd.	76,000	141,700
Feng Hsin Steel Co. Ltd.	60,000	134,271
Feng TAY Enterprise Co. Ltd.	75,560	480,972
First Financial Holding Co. Ltd.	1,981,426	1,724,616
Fitipower Integrated Technology, Inc.	26,992	150,341

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
FLEXium Interconnect, Inc. (b)	48,000	$156,621
FocalTech Systems Co. Ltd.	43,000	110,489
Formosa Advanced Technologies Co. Ltd.	14,000	20,488
Formosa Chemicals & Fibre Corp.	661,000	1,500,249
Formosa International Hotels Corp.	16,000	146,963
Formosa Petrochemical Corp.	217,000	606,683
Formosa Plastics Corp.	775,000	2,339,729
Formosa Sumco Technology Corp.	21,000	115,337
Formosa Taffeta Co. Ltd.	154,000	142,354
Foxconn Technology Co. Ltd.	237,180	436,444
Foxsemicon Integrated Technology, Inc.	19,000	123,987
Fubon Financial Holding Co. Ltd.	1,450,656	2,699,823
Fulgent Sun International Holding Co. Ltd.	21,000	92,271
Fusheng Precision Co. Ltd.	24,000	179,355
General Interface Solution Holding Ltd.	29,000	78,320
Genius Electronic Optical Co. Ltd.	14,396	183,614
Getac Holdings Corp.	81,000	142,700
Giant Manufacturing Co. Ltd.	56,994	331,352
Gigabyte Technology Co. Ltd.	88,000	387,947
Global Brands Manufacture Ltd.	72,000	80,400
Global Mixed Mode Technology, Inc.	7,000	41,718
Global PMX Co. Ltd.	12,000	57,196
Global Unichip Corp.	18,000	644,049
Globalwafers Co. Ltd.	40,000	683,764
Gloria Material Technology Corp. (b)	174,000	295,111
Gold Circuit Electronics Ltd.	62,100	199,299
Goldsun Building Materials Co. Ltd.	181,715	166,864
Gourmet Master Co. Ltd.	30,000	143,495
Grand Pacific Petrochemical	177,000	116,691
Grape King Bio Ltd.	29,000	171,731
Great Tree Pharmacy Co. Ltd.	7,542	90,369
Great Wall Enterprise Co. Ltd.	86,688	145,850
Greatek Electronics, Inc.	75,000	131,616
Gudeng Precision Industrial Co. Ltd.	5,375	66,331
Hannstar Board Corp.	33,000	38,670
HannStar Display Corp. (b)	325,000	136,865
Highwealth Construction Corp.	165,233	223,593
Hiwin Technologies Corp.	72,034	594,366
Holtek Semiconductor, Inc.	33,000	80,429
Security Description	Shares	Value
Holy Stone Enterprise Co. Ltd.	18,000	$59,556
Hon Hai Precision Industry Co. Ltd.	2,415,320	8,267,627
Hota Industrial Manufacturing Co. Ltd.	33,841	80,214
Hotai Finance Co. Ltd.	48,000	190,370
Hotai Motor Co. Ltd.	55,000	1,160,775
Hsin Kuang Steel Co. Ltd.	44,000	69,503
HTC Corp. (b)	120,000	248,380
Hu Lane Associate, Inc.	13,000	61,167
Hua Nan Financial Holdings Co. Ltd.	1,766,528	1,299,551
Huaku Development Co. Ltd.	52,000	158,870
IBF Financial Holdings Co. Ltd.	462,742	187,735
Innodisk Corp.	7,206	74,493
Innolux Corp.	1,846,470	885,919
International CSRC Investment Holdings Co.	70,000	45,507
International Games System Co. Ltd.	26,000	490,407
Inventec Corp.	466,000	489,805
ITE Technology, Inc.	18,000	53,279
ITEQ Corp.	36,188	93,391
Jentech Precision Industrial Co. Ltd.	10,999	172,968
Johnson Health Tech Co. Ltd.	38,000	83,571
Kaori Heat Treatment Co. Ltd.	35,000	270,122
Kenda Rubber Industrial Co. Ltd.	56,000	57,882
Kerry TJ Logistics Co. Ltd.	23,000	28,724
Kindom Development Co. Ltd.	36,300	35,817
King Slide Works Co. Ltd.	10,000	126,534
King Yuan Electronics Co. Ltd.	245,000	391,735
King's Town Bank Co. Ltd.	220,000	255,249
Kinik Co.	21,000	82,148
Kinpo Electronics	141,000	60,961
Kinsus Interconnect Technology Corp.	61,000	234,080
KMC Kuei Meng International, Inc.	6,000	28,220
Kung Long Batteries Industrial Co. Ltd.	19,000	89,306
LandMark Optoelectronics Corp.	11,000	48,078
Largan Precision Co. Ltd.	19,000	1,362,189
Lien Hwa Industrial Holdings Corp.	161,238	297,480
Lite-On Technology Corp.	390,419	939,801
Longchen Paper & Packaging Co. Ltd.	190,800	106,517
Lotes Co. Ltd.	18,337	554,225
Lotus Pharmaceutical Co. Ltd. (b)	26,000	215,313

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
M31 Technology Corp.	6,000	$132,025
Macronix International Co. Ltd.	316,000	365,351
Makalot Industrial Co. Ltd.	44,077	313,772
Marketech International Corp.	10,000	44,032
MediaTek, Inc. (b)	294,000	7,622,278
Medigen Vaccine Biologics Corp. (b)	38,041	72,389
Mega Financial Holding Co. Ltd.	2,096,816	2,272,507
Mercuries Life Insurance Co. Ltd. (b)	608,134	100,696
Merida Industry Co. Ltd.	41,000	228,099
Merry Electronics Co. Ltd.	23,491	68,267
Microbio Co. Ltd.	61,515	134,729
Micro-Star International Co. Ltd.	137,000	651,182
Mitac Holdings Corp.	125,160	112,422
momo.com, Inc.	10,200	303,868
Namchow Holdings Co. Ltd.	43,000	66,600
Nan Kang Rubber Tire Co. Ltd. (b)	67,000	85,891
Nan Ya Plastics Corp.	900,000	2,292,581
Nan Ya Printed Circuit Board Corp.	43,000	403,080
Nantex Industry Co. Ltd.	69,000	90,950
Nanya Technology Corp.	251,000	550,523
Nien Made Enterprise Co. Ltd.	38,000	409,257
Novatek Microelectronics Corp.	113,000	1,605,789
Nuvoton Technology Corp.	44,000	217,590
O-Bank Co. Ltd.	312,000	99,471
OBI Pharma, Inc. (b)	49,467	132,698
Oneness Biotech Co. Ltd. (b)	49,000	431,539
Oriental Union Chemical Corp.	62,000	40,650
Pan Jit International, Inc.	62,000	146,253
Pan-International Industrial Corp.	108,000	139,890
Pegatron Corp.	405,000	929,334
Pegavision Corp.	3,000	40,500
PharmaEngine, Inc.	11,000	39,110
PharmaEssentia Corp. (b)	36,000	506,613
Phison Electronics Corp.	35,000	452,153
Pixart Imaging, Inc.	30,000	106,678
Polaris Group (b)	37,000	118,262
Pou Chen Corp.	471,000	484,094
Powerchip Semiconductor Manufacturing Corp.	556,000	607,421
Powertech Technology, Inc.	155,000	464,228
Poya International Co. Ltd.	9,241	173,615
President Chain Store Corp.	109,000	966,013
President Securities Corp.	86,320	45,772
Primax Electronics Ltd.	87,000	172,996
Prince Housing & Development Corp.	113,000	43,480
Security Description	Shares	Value
Qisda Corp.	262,000	$273,445
Quanta Computer, Inc.	514,000	1,505,783
Radiant Opto-Electronics Corp.	94,000	342,064
Raydium Semiconductor Corp.	9,000	122,962
RDC Semiconductor Co. Ltd. (b)	12,000	77,073
Realtek Semiconductor Corp.	91,000	1,161,558
RichWave Technology Corp. (b)	23,781	98,553
Ruentex Development Co. Ltd.	352,685	410,744
Ruentex Industries Ltd.	136,295	253,570
Run Long Construction Co. Ltd.	24,380	56,255
San Fu Chemical Co. Ltd.	6,000	25,774
Sanyang Motor Co. Ltd.	55,000	70,688
SDI Corp.	35,000	152,654
Sensortek Technology Corp.	2,000	23,355
Sercomm Corp.	63,000	196,997
Sesoda Corp.	45,000	63,212
Shanghai Commercial & Savings Bank Ltd.	790,492	1,220,078
Shihlin Paper Corp. (b)	42,000	60,387
Shin Kong Financial Holding Co. Ltd.	2,390,889	663,088
Shin Zu Shing Co. Ltd.	18,742	53,677
Shinkong Insurance Co. Ltd.	53,000	87,111
Shinkong Synthetic Fibers Corp.	294,000	174,293
Shiny Chemical Industrial Co. Ltd.	13,750	55,952
Sigurd Microelectronics Corp.	67,078	123,605
Simplo Technology Co. Ltd.	36,000	359,109
Sinbon Electronics Co. Ltd.	48,000	540,225
Sincere Navigation Corp.	89,000	72,901
Sino-American Silicon Products, Inc.	84,000	432,463
Sinon Corp.	67,000	83,606
SinoPac Financial Holdings Co. Ltd.	2,066,301	1,129,748
Sinyi Realty, Inc.	36,000	34,115
Sitronix Technology Corp.	16,000	125,551
Soft-World International Corp.	32,000	97,532
Solar Applied Materials Technology Corp.	100,205	120,752
Speed Tech Corp.	15,000	28,069
Sporton International, Inc.	19,550	173,912
St Shine Optical Co. Ltd.	6,000	51,236
Standard Foods Corp.	51,417	69,054
Sunny Friend Environmental Technology Co. Ltd.	8,000	43,452
Sunplus Technology Co. Ltd.	58,000	47,694
Supreme Electronics Co. Ltd.	134,893	197,959
Synmosa Biopharma Corp.	80,000	120,511

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Synnex Technology International Corp.	280,550	$566,037
Systex Corp.	16,000	41,435
T3EX Global Holdings Corp.	13,000	33,577
TA Chen Stainless Pipe	318,822	477,632
Ta Ya Electric Wire & Cable	94,340	80,526
Taichung Commercial Bank Co. Ltd.	559,113	254,875
TaiDoc Technology Corp.	5,000	30,431
Taigen Biopharmaceuticals Holdings Ltd. (b)	126,000	62,137
TaiMed Biologics, Inc. (b)	47,000	142,038
Tainan Spinning Co. Ltd.	115,000	63,823
Taishin Financial Holding Co. Ltd.	2,077,056	1,136,634
Taisun Enterprise Co. Ltd.	71,000	67,492
Taiwan Business Bank	1,031,910	457,032
Taiwan Cement Corp.	1,205,590	1,441,886
Taiwan Cogeneration Corp.	192,000	268,713
Taiwan Cooperative Financial Holding Co. Ltd.	1,936,892	1,663,290
Taiwan Fertilizer Co. Ltd.	111,000	204,486
Taiwan Glass Industry Corp.	164,000	110,961
Taiwan High Speed Rail Corp.	360,000	357,841
Taiwan Hon Chuan Enterprise Co. Ltd.	101,000	323,080
Taiwan Mask Corp.	23,000	70,291
Taiwan Mobile Co. Ltd.	323,000	1,071,736
Taiwan Paiho Ltd.	32,000	62,159
Taiwan Secom Co. Ltd.	50,000	173,399
Taiwan Semiconductor Co. Ltd.	36,000	123,938
Taiwan Semiconductor Manufacturing Co. Ltd.	4,716,000	82,646,049
Taiwan Shin Kong Security Co. Ltd.	33,000	44,205
Taiwan Surface Mounting Technology Corp.	62,000	198,894
Taiwan TEA Corp. (b)	240,000	168,569
Taiwan Union Technology Corp.	35,000	82,050
Taiwan-Asia Semiconductor Corp.	53,000	67,765
Tanvex BioPharma, Inc. (b)	19,527	51,516
Tatung Co. Ltd. (b)	383,000	415,697
TCI Co. Ltd.	24,000	159,439
Teco Electric & Machinery Co. Ltd.	342,000	478,419
Test Research, Inc.	44,000	92,023
Thinking Electronic Industrial Co. Ltd.	26,000	131,450
Ton Yi Industrial Corp.	184,000	117,094
Tong Hsing Electronic Industries Ltd.	31,139	204,025
Tong Yang Industry Co. Ltd.	58,000	88,153
Topco Scientific Co. Ltd.	38,000	236,398
Security Description	Shares	Value
Topkey Corp.	8,000	$55,202
TPK Holding Co. Ltd.	77,000	86,948
Transcend Information, Inc.	21,000	50,464
Tripod Technology Corp.	109,000	401,549
TSEC Corp. (b)	64,069	81,276
TSRC Corp.	58,000	53,906
TTY Biopharm Co. Ltd.	60,000	150,262
Tung Ho Steel Enterprise Corp.	70,560	130,014
Tung Thih Electronic Co. Ltd.	19,000	95,513
TXC Corp.	39,000	114,309
U-Ming Marine Transport Corp.	67,000	123,361
Unimicron Technology Corp.	232,000	1,131,526
Union Bank of Taiwan	405,976	212,109
Uni-President Enterprises Corp.	907,880	2,146,217
United Integrated Services Co. Ltd.	32,000	222,813
United Microelectronics Corp.	2,299,000	4,023,092
United Renewable Energy Co. Ltd. (b)	223,571	154,491
Universal Cement Corp.	119,000	103,710
Universal Vision Biotechnology Co. Ltd.	5,250	68,518
UPC Technology Corp.	80,000	37,917
UPI Semiconductor Corp.	12,000	123,067
USI Corp.	244,000	212,917
Vanguard International Semiconductor Corp.	189,000	604,612
VIA Labs, Inc.	6,000	45,552
Via Technologies, Inc.	23,000	65,283
Visco Vision, Inc.	20,000	175,904
VisEra Technologies Co. Ltd.	21,000	157,882
Visual Photonics Epitaxy Co. Ltd.	20,000	60,839
Vivotek, Inc.	13,000	111,744
Voltronic Power Technology Corp.	13,200	751,656
Wafer Works Corp.	70,290	112,713
Wah Lee Industrial Corp.	18,360	52,964
Walsin Lihwa Corp.	482,816	777,620
Walsin Technology Corp.	43,000	137,026
Wan Hai Lines Ltd.	119,570	270,614
Win Semiconductors Corp.	73,000	439,980
Winbond Electronics Corp.	544,000	475,975
Wisdom Marine Lines Co. Ltd.	77,000	163,099
Wistron Corp.	609,842	839,544
Wistron NeWeb Corp.	67,000	228,640
Wiwynn Corp.	18,000	667,825
WPG Holdings Ltd.	285,480	471,691
WT Microelectronics Co. Ltd.	59,000	131,263
XinTec, Inc.	26,000	92,729
Xxentria Technology Materials Corp.	32,000	70,002
Yageo Corp.	67,467	1,176,092

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Yang Ming Marine Transport Corp.	357,000	$757,887
YC INOX Co. Ltd.	86,531	84,057
YFY, Inc.	199,000	173,999
Yieh Phui Enterprise Co. Ltd.	109,200	56,468
Yuanta Financial Holding Co. Ltd.	1,983,946	1,458,962
Yulon Finance Corp.	31,699	187,530
Yulon Motor Co. Ltd.	116,205	287,583
YungShin Global Holding Corp.	30,000	43,352
Zhen Ding Technology Holding Ltd.	114,000	428,938
		231,917,193
TANZANIA, UNITED REPUBLIC OF — 0.0% (f)
Helios Towers PLC (a)(b)	168,896	217,020
THAILAND — 0.6%
Absolute Clean Energy PCL (a)(b)	844,500	56,308
Advanced Info Service PCL	190,700	1,182,290
AEON Thana Sinsap Thailand PCL	10,400	55,961
Airports of Thailand PCL (b)	727,200	1,509,905
Amata Corp. PCL	98,300	65,255
AP Thailand PCL	621,274	218,023
Asia Aviation PCL NVDR (a)(b)	2,785,646	230,115
Asia Sermkij Leasing PCL	74,700	61,713
Asset World Corp. PCL	1,538,800	261,004
B Grimm Power PCL (a)	246,100	291,477
Bangchak Corp. PCL	206,300	187,024
Bangkok Airways PCL (a)(b)	214,800	84,802
Bangkok Aviation Fuel Services PCL (b)	60,400	56,081
Bangkok Chain Hospital PCL (a)	162,000	96,646
Bangkok Commercial Asset Management PCL	256,500	102,015
Bangkok Dusit Medical Services PCL Class F	1,741,000	1,501,959
Bangkok Expressway & Metro PCL (a)	1,223,100	316,550
Bangkok Land PCL	1,469,600	42,118
Bangkok Life Assurance PCL NVDR	355,700	291,460
Banpu PCL	1,252,332	395,531
Banpu Power PCL	91,700	42,907
BCPG PCL	256,000	74,490
BEC World PCL	129,900	32,480
Berli Jucker PCL	355,900	398,104
Beyond Securities PCL (b)	1,193,200	308,812
BTS Group Holdings PCL	1,137,300	236,141
Bumrungrad Hospital PCL	100,500	664,220
Carabao Group PCL Class F	35,300	98,844
Central Pattana PCL	339,300	682,172
Central Plaza Hotel PCL (b)	56,800	93,019
Security Description	Shares	Value
Central Retail Corp. PCL	261,025	$341,596
CH Karnchang PCL	146,300	88,563
Charoen Pokphand Foods PCL	661,000	409,803
Chularat Hospital PCL Class F	887,900	93,996
CK Power PCL	64,900	7,858
CP ALL PCL	1,112,300	2,016,745
Delta Electronics Thailand PCL	52,300	1,746,647
Dhipaya Group Holdings PCL	51,400	63,508
Ditto Thailand PCL	295,920	296,396
Dohome PCL	107,865	45,108
Dynasty Ceramic PCL	1,066,900	72,385
Eastern Polymer Group PCL Class F (a)	280,400	66,420
Electricity Generating PCL	49,100	223,280
Energy Absolute PCL	280,013	622,342
Esso Thailand PCL (a)	1,060,600	274,494
Forth Corp. PCL (a)	364,300	340,915
GFPT PCL	131,000	43,290
Global Power Synergy PCL Class F	102,500	203,831
Gulf Energy Development PCL	529,620	817,004
Gunkul Engineering PCL	705,600	83,364
Hana Microelectronics PCL	82,100	120,647
Home Product Center PCL	853,900	359,589
Ichitan Group PCL	565,100	219,793
Indorama Ventures PCL	243,000	245,167
Intouch Holdings PCL Class F	161,900	350,361
IRPC PCL	1,621,600	124,246
Jasmine International PCL (b)	363,100	22,724
Jay Mart PCL	49,300	33,016
JMT Network Services PCL Class F	77,000	104,708
Kasikornbank PCL	110,200	427,007
KCE Electronics PCL	142,900	189,099
Kerry Express Thailand PCL (a)(b)	312,900	144,577
Khon Kaen Sugar Industry PCL	729,800	67,869
Kiatnakin Phatra Bank PCL	25,400	46,982
Krung Thai Bank PCL	504,100	243,242
Krungthai Card PCL	130,200	206,561
Land & Houses PCL	1,449,800	417,620
Major Cineplex Group PCL	75,245	37,188
MBK PCL	118,664	56,218
Mega Lifesciences PCL	50,300	61,413
Minor International PCL (b)	533,617	503,265
MK Restaurants Group PCL	80,900	121,249
Muangthai Capital PCL	89,200	89,996
Origin Property PCL Class F	286,100	97,054
Osotspa PCL	292,600	263,122
Plan B Media PCL Class F	288,360	72,101
Polyplex Thailand PCL	78,500	40,404

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Precious Shipping PCL	112,500	$45,072
Prima Marine PCL	400,500	85,499
Pruksa Holding PCL	44,000	16,084
PTG Energy PCL	109,300	44,749
PTT Exploration & Production PCL	224,700	988,956
PTT Global Chemical PCL	325,300	435,224
PTT Oil & Retail Business PCL	1,143,500	712,284
PTT PCL	1,872,100	1,724,555
Quality Houses PCL	981,000	69,426
R&B Food Supply PCL	72,100	24,248
Ratch Group PCL	162,900	183,408
Ratchthani Leasing PCL	447,000	47,844
Regional Container Lines PCL	47,800	37,043
RS PCL	263,100	116,950
Sabuy Technology PCL (a)	781,060	276,380
Sansiri PCL	1,966,900	100,085
SC Asset Corp. PCL	489,700	61,293
SCB X PCL	486,900	1,459,490
SCG Packaging PCL (a)	260,600	352,471
Siam Cement PCL	124,765	1,149,319
Siam City Cement PCL	8,800	35,900
Siamgas & Petrochemicals PCL (a)	242,200	64,809
Singer Thailand PCL	40,400	21,266
Singha Estate PCL	705,600	35,698
Sino-Thai Engineering & Construction PCL	104,500	38,506
SPCG PCL	112,855	45,545
Sri Trang Agro-Industry PCL	199,100	133,335
Sri Trang Gloves Thailand PCL	169,000	50,411
Srisawad Corp. PCL	142,200	219,361
Star Petroleum Refining PCL	208,500	65,852
STARK Corp. PCL (b)	2,551,600	177,593
Supalai PCL	161,300	104,719
Super Energy Corp. PCL	7,329,200	141,461
Thai Oil PCL	175,657	269,688
Thai Union Group PCL Class F	372,800	153,721
Thai Vegetable Oil PCL (a)	91,960	71,266
Thaifoods Group PCL	726,300	111,510
Thanachart Capital PCL	32,400	43,348
Thonburi Healthcare Group PCL	111,000	220,734
Thoresen Thai Agencies PCL	197,200	45,270
Tipco Asphalt PCL	85,400	48,950
TOA Paint Thailand PCL	51,700	46,869
TPI Polene PCL	1,118,800	52,349
TPI Polene Power PCL	409,400	40,228
TQM Alpha PCL	37,200	35,900
True Corp. PCL	1,011,370	248,443
TTW PCL	540,600	138,332
VGI PCL	967,590	110,921
Security Description	Shares	Value
Vibhavadi Medical Center PCL	655,500	$50,224
WHA Corp. PCL	1,082,500	136,124
WHA Utilities & Power PCL	351,200	40,055
		33,088,957
TURKEY — 0.2%
Akbank TAS	621,050	549,086
Aksa Akrilik Kimya Sanayii AS	23,402	87,537
Alarko Holding AS	15,060	50,928
Anadolu Efes Biracilik Ve Malt Sanayii AS	86,118	287,934
Aselsan Elektronik Sanayi Ve Ticaret AS	95,465	258,551
BIM Birlesik Magazalar AS	83,621	648,943
Dogan Sirketler Grubu Holding AS	36,502	17,794
Eldorado Gold Corp. (a)(b)	31,800	328,961
Emlak Konut Gayrimenkul Yatirim Ortakligi AS REIT	158,361	51,022
Enerjisa Enerji AS (d)	1,575	2,248
Eregli Demir ve Celik Fabrikalari TAS	257,348	475,802
Ford Otomotiv Sanayi AS	11,273	343,996
Haci Omer Sabanci Holding AS	140,790	290,948
Hektas Ticaret TAS (b)	182,877	257,744
Is Gayrimenkul Yatirim Ortakligi AS REIT (b)	50,870	24,064
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS Class D	198,426	196,584
KOC Holding AS	122,202	487,733
Kontrolmatik Enerji Ve Muhendislik AS	9,776	72,321
Kordsa Teknik Tekstil AS	22,708	92,229
Koza Altin Isletmeleri AS	302,505	340,797
Koza Anadolu Metal Madencilik Isletmeleri AS (b)	31,169	59,553
Mavi Giyim Sanayi Ve Ticaret AS Class B (d)	11,962	65,515
Migros Ticaret AS (b)	17,677	154,392
ODAS Elektrik Uretim ve Sanayi Ticaret AS (b)	25,392	8,122
Otokar Otomotiv Ve Savunma Sanayi AS (b)	1,806	86,334
Oyak Cimento Fabrikalari AS (b)	22,885	39,082
Oyak Yatirim Menkul Degerler AS	23,810	44,491
Pegasus Hava Tasimaciligi AS (b)	5,541	131,140
Penta Teknoloji Urunleri Dagitim Ticaret AS (b)	23,128	20,483
Petkim Petrokimya Holding AS (b)	532,531	385,097

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sasa Polyester Sanayi AS (b)	83,331	$435,865
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS (b)	10,270	37,907
Sok Marketler Ticaret AS (b)	45,420	68,574
TAV Havalimanlari Holding AS (b)	24,973	96,303
Tekfen Holding AS	45,605	77,465
Turk Hava Yollari AO (b)	91,754	567,722
Turk Traktor ve Ziraat Makineleri AS	3,717	96,996
Turkcell Iletisim Hizmetleri AS	214,504	358,663
Turkiye Is Bankasi AS Class C	914,354	618,522
Turkiye Petrol Rafinerileri AS	20,112	556,331
Turkiye Sinai Kalkinma Bankasi AS (b)	312,500	66,800
Turkiye Sise ve Cam Fabrikalari AS	221,419	488,172
Ulker Biskuvi Sanayi AS (b)	157,977	256,450
Vestel Beyaz Esya Sanayi ve Ticaret AS	90,292	47,356
Vestel Elektronik Sanayi ve Ticaret AS (b)	1,294	3,197
Yapi ve Kredi Bankasi AS	500,000	250,233
		9,885,987
UKRAINE — 0.0% (f)
Ferrexpo PLC	80,085	116,811
UNITED ARAB EMIRATES — 0.3%
Abu Dhabi Commercial Bank PJSC	459,294	1,039,421
Abu Dhabi Islamic Bank PJSC	209,621	570,136
Abu Dhabi National Oil Co. for Distribution PJSC	752,291	856,250
Agthia Group PJSC	198,700	223,102
Air Arabia PJSC	303,107	175,153
Al Waha Capital PJSC	320,607	111,889
AL Yah Satellite Communications Co-PJSC-Yah Sat	324,632	235,379
Aldar Properties PJSC	599,952	760,838
Amanat Holdings PJSC	296,164	77,418
Aramex PJSC	156,938	140,593
Dana Gas PJSC	494,580	109,908
Dubai Investments PJSC	239,259	150,121
Dubai Islamic Bank PJSC	567,901	810,771
Emaar Properties PJSC	1,264,659	1,932,401
Emirates NBD Bank PJSC	364,564	1,304,594
Emirates Telecommunications Group Co. PJSC	658,184	3,954,664
First Abu Dhabi Bank PJSC	838,106	2,943,603
Multiply Group PJSC (b)	539,136	476,471
National Central Cooling Co. PJSC	153,945	125,755
Security Description	Shares	Value
Network International Holdings PLC (b)(d)	89,178	$269,927
Q Holding PJSC (b)	283,176	195,978
Ras Al Khaimah Ceramics	70,256	51,460
		16,515,832
UNITED KINGDOM — 7.4%
3i Group PLC	184,429	3,853,025
888 Holdings PLC (b)	47,272	30,388
abrdn PLC (a)	399,268	1,007,227
Admiral Group PLC	34,814	876,231
Advanced Medical Solutions Group PLC	39,361	108,286
AG Barr PLC	16,160	100,589
AJ Bell PLC	51,401	219,391
Allfunds Group PLC	46,831	310,907
Alliance Pharma PLC (a)	64,517	55,043
Alpha Financial Markets Consulting PLC	21,243	111,893
Alpha Group International PLC	4,602	109,820
Alphawave IP Group PLC Class WI (a)(b)	35,904	52,294
AO World PLC (b)	62,970	49,627
Ascential PLC (b)	99,807	297,409
Ashmore Group PLC	105,285	312,165
Ashtead Group PLC	84,803	5,219,349
ASOS PLC (a)(b)	11,344	115,466
Associated British Foods PLC	66,979	1,611,068
Assura PLC REIT	503,547	304,208
Aston Martin Lagonda Global Holdings PLC (a)(b)(d)	126,124	355,589
AstraZeneca PLC	296,867	41,227,244
Auction Technology Group PLC (b)	18,907	143,538
Auto Trader Group PLC (d)	176,256	1,347,532
Aviva PLC	532,243	2,664,769
Avon Rubber PLC	3,300	37,804
B&M European Value Retail SA	207,089	1,236,641
Babcock International Group PLC (b)	45,637	168,981
BAE Systems PLC	588,307	7,132,678
Balfour Beatty PLC	127,332	586,305
Barclays PLC	3,061,079	5,522,381
Barratt Developments PLC	184,479	1,064,089
Beazley PLC	125,547	930,499
Bellway PLC	23,031	628,779
Berkeley Group Holdings PLC	20,031	1,040,163
Big Yellow Group PLC REIT	40,678	587,752
Bodycote PLC	30,467	245,692
boohoo Group PLC (a)(b)	194,856	143,579
BP PLC	3,485,644	22,081,990
Breedon Group PLC	243,700	230,512
Bridgepoint Group PLC (d)	45,753	125,802

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
British American Tobacco PLC	407,894	$14,331,509
British Land Co. PLC REIT	171,424	824,164
Britvic PLC	53,345	588,857
BT Group PLC (a)	1,323,377	2,389,343
Bunzl PLC	64,232	2,431,814
Burberry Group PLC	73,266	2,351,384
Bytes Technology Group PLC	33,800	162,320
Capita PLC (b)	230,579	104,346
Capricorn Energy PLC (b)	68,350	197,331
Central Asia Metals PLC	51,544	150,725
Centrica PLC	1,110,691	1,457,960
Ceres Power Holdings PLC (a)(b)	23,094	112,356
Chemring Group PLC	45,439	157,204
Civitas Social Housing PLC REIT	94,438	62,723
CK Hutchison Holdings Ltd.	509,024	3,149,132
Clarkson PLC	6,343	242,479
Close Brothers Group PLC	31,245	349,264
CLS Holdings PLC REIT	22,420	37,257
CMC Markets PLC (a)(d)	21,347	46,402
CNH Industrial NV	194,063	2,974,730
Coats Group PLC	417,653	380,592
Coca-Cola Europacific Partners PLC	27,300	1,615,887
Coca-Cola Europacific Partners PLC	11,838	701,670
Compass Group PLC	339,053	8,540,615
Computacenter PLC	16,351	434,650
ConvaTec Group PLC (d)	293,817	832,191
Craneware PLC	6,020	85,599
Cranswick PLC	9,440	352,197
Crest Nicholson Holdings PLC	47,279	127,713
Croda International PLC	26,579	2,141,183
Currys PLC	208,183	152,031
Custodian Property Income REIT PLC	48,411	53,393
CVS Group PLC	15,156	347,307
Darktrace PLC (b)	60,244	191,843
DCC PLC	18,692	1,092,098
Dechra Pharmaceuticals PLC	24,865	815,948
Deliveroo PLC (b)(d)	144,741	163,753
Derwent London PLC REIT	22,196	647,513
Diageo PLC	435,308	19,472,528
Diploma PLC	23,925	834,938
Direct Line Insurance Group PLC	243,899	415,284
DiscoverIE Group PLC	17,794	169,631
Domino's Pizza Group PLC	66,407	234,694
Dr Martens PLC	98,966	173,943
Drax Group PLC	73,791	555,548
DS Smith PLC	266,655	1,040,572
Dunelm Group PLC	27,955	381,943
easyJet PLC (b)	50,026	320,455
Elementis PLC (b)	110,056	162,070
Security Description	Shares	Value
EMIS Group PLC	9,755	$180,924
Empiric Student Property PLC REIT	78,997	88,201
EnQuest PLC (b)	246,882	56,696
Entain PLC	112,362	1,749,026
Ergomed PLC (b)	10,371	130,289
Essentra PLC	43,641	104,703
Fevertree Drinks PLC	19,108	303,359
Firstgroup PLC	134,723	171,760
Forterra PLC (d)	29,434	72,278
Frasers Group PLC (b)	35,574	341,996
Fund Technologies PLC (b)	2,570	54,426
Future PLC	18,885	272,060
Games Workshop Group PLC	7,646	912,826
Gamma Communications PLC	18,521	248,986
GB Group PLC (a)	36,644	135,797
Genuit Group PLC	40,497	139,702
Genus PLC	11,981	426,810
Grafton Group PLC CDI	46,361	508,950
Grainger PLC REIT	175,844	506,594
Great Portland Estates PLC REIT	36,666	229,852
Greatland Gold PLC (a)(b)	854,395	81,344
Greggs PLC	20,379	701,449
Halfords Group PLC	57,823	124,974
Halma PLC	72,399	2,003,300
Hammerson PLC REIT (a)	1,058,091	340,987
Harbour Energy PLC	84,301	286,343
Hargreaves Lansdown PLC	69,110	686,218
Hays PLC	302,390	419,443
Helical PLC REIT	16,644	61,738
Hill & Smith PLC	18,328	304,408
Hiscox Ltd.	63,612	872,405
Home Reit PLC	160,701	75,605
Howden Joinery Group PLC	111,952	968,885
HSBC Holdings PLC	3,827,864	26,076,177
Hunting PLC	40,060	116,896
Ibstock PLC (d)	111,679	238,198
IG Group Holdings PLC	79,080	683,995
IMI PLC	48,050	911,630
Impact Healthcare REIT PLC	79,956	91,150
Impax Asset Management Group PLC	15,084	149,791
Imperial Brands PLC	169,496	3,906,677
Inchcape PLC	70,960	681,774
Indivior PLC (b)	25,590	438,119
Informa PLC	277,830	2,386,910
IntegraFin Holdings PLC	50,848	171,009
InterContinental Hotels Group PLC	34,496	2,263,521
Intermediate Capital Group PLC	52,817	799,061
International Distributions Services PLC	128,369	356,293
Intertek Group PLC	30,344	1,523,281

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Investec PLC	125,211	$696,463
IP Group PLC	167,453	114,601
ITM Power PLC (a)(b)	81,487	85,421
ITV PLC	758,313	780,651
J D Wetherspoon PLC (a)(b)	16,884	149,265
J Sainsbury PLC	340,762	1,175,334
JD Sports Fashion PLC	500,315	1,104,351
JET2 PLC	40,306	658,865
John Wood Group PLC (b)	116,196	288,357
Johnson Matthey PLC	35,535	873,201
Johnson Service Group PLC	54,408	82,342
Judges Scientific PLC	1,508	158,488
Jupiter Fund Management PLC	87,814	147,596
Just Eat Takeaway.com NV (b)(d)(e)	27,964	534,596
Just Eat Takeaway.com NV (a)(b)(d)(e)	5,995	115,169
Just Group PLC	193,247	205,130
Kainos Group PLC	12,651	216,766
Kape Technologies PLC (b)	29,246	102,879
Keller Group PLC	10,427	87,540
Kier Group PLC (b)	60,227	50,787
Kingfisher PLC	372,227	1,206,006
Lancashire Holdings Ltd.	47,161	322,589
Land Securities Group PLC REIT	147,460	1,134,599
Learning Technologies Group PLC	142,197	226,807
Legal & General Group PLC	1,132,197	3,356,328
Liontrust Asset Management PLC	10,791	136,806
Lloyds Banking Group PLC	12,978,547	7,648,332
London Stock Exchange Group PLC	72,892	7,096,337
LondonMetric Property PLC REIT	171,038	373,436
LXI REIT PLC	301,727	368,129
M&G PLC	492,341	1,209,532
Man Group PLC	247,695	723,258
Marks & Spencer Group PLC (b)	371,549	768,270
Marlowe PLC (a)(b)	19,502	139,857
Marshalls PLC	41,468	160,587
Melrose Industries PLC	778,331	1,606,718
Mitchells & Butlers PLC (b)	30,869	62,868
Mitie Group PLC	231,544	234,880
Molten Ventures PLC (b)	25,668	87,176
Moneysupermarket.com Group PLC	105,401	324,504
Moonpig Group PLC (b)	56,524	85,985
Morgan Advanced Materials PLC	51,435	181,104
Morgan Sindall Group PLC	9,417	197,376
National Express Group PLC (b)	80,953	121,808
National Grid PLC	705,251	9,561,974
Security Description	Shares	Value
NatWest Group PLC	1,007,421	$3,294,836
NCC Group PLC	91,183	115,224
Next Fifteen Communications Group PLC	13,086	135,590
Next PLC	24,632	2,006,710
Ninety One PLC (a)	69,121	157,984
Ocado Group PLC (a)(b)	108,557	720,460
OSB Group PLC	77,148	462,558
Oxford Biomedica PLC (b)	16,489	88,562
Oxford Instruments PLC	10,209	316,204
Oxford Nanopore Technologies PLC (b)	52,966	145,554
Pagegroup PLC	68,900	388,803
Pan African Resources PLC	328,869	67,419
Pantheon Resources PLC (a)(b)	117,330	34,295
Paragon Banking Group PLC	44,251	284,514
Pearson PLC	121,503	1,274,457
Pennon Group PLC	50,701	549,089
Pepco Group NV (b)	26,738	258,040
Persimmon PLC	58,167	905,287
Petrofac Ltd. (a)(b)	91,326	88,925
Pets at Home Group PLC	85,111	388,319
Phoenix Group Holdings PLC	143,163	969,505
Picton Property Income Ltd. REIT	95,313	81,768
Playtech PLC (b)	51,033	332,369
Polar Capital Holdings PLC	9,057	50,673
Premier Foods PLC	118,527	178,007
Primary Health Properties PLC REIT	209,484	262,954
PRS REIT PLC	80,000	80,023
PZ Cussons PLC	62,053	142,096
QinetiQ Group PLC	115,721	465,976
Quilter PLC (d)	221,932	231,141
Rank Group PLC (b)	31,507	28,647
Rathbones Group PLC	10,212	242,374
Reach PLC	36,256	33,756
Reckitt Benckiser Group PLC	137,763	10,504,881
Redde Northgate PLC	40,263	172,001
Redrow PLC	56,797	336,737
Regional REIT Ltd. (d)	91,945	61,617
RELX PLC (e)	357,006	11,589,036
RELX PLC (e)	11,746	381,115
Renewi PLC (b)	10,000	75,039
Renishaw PLC	8,997	456,507
Rentokil Initial PLC	478,285	3,503,643
Restore PLC (a)	22,408	74,787
Rightmove PLC	150,084	1,047,094
Rolls-Royce Holdings PLC (b)	1,590,344	2,935,962
Rotork PLC	159,403	622,558
RS GROUP PLC	98,783	1,119,452
RWS Holdings PLC	68,873	254,622
S4 Capital PLC (b)	60,873	122,379
Safestore Holdings PLC REIT	44,314	521,344

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sage Group PLC	210,723	$2,026,861
Savills PLC	36,289	443,842
Schroders PLC	165,164	944,016
Segro PLC REIT	230,085	2,196,806
Serco Group PLC	242,613	460,168
Serica Energy PLC	48,012	132,504
Severn Trent PLC	47,318	1,684,758
Shaftesbury Capital PLC REIT	254,201	360,510
SIG PLC (b)	86,698	47,005
Smart Metering Systems PLC	22,755	208,765
Smith & Nephew PLC	165,560	2,306,690
Smiths Group PLC	67,455	1,433,943
Softcat PLC	24,242	390,317
Spectris PLC	21,478	976,737
Spirax-Sarco Engineering PLC	14,029	2,064,536
Spire Healthcare Group PLC (b)(d)	49,079	128,953
Spirent Communications PLC	125,923	271,289
SSE PLC	208,009	4,652,205
SSP Group PLC (b)	147,667	449,336
St. James's Place PLC	101,419	1,525,355
Standard Chartered PLC	470,067	3,570,900
SThree PLC	42,774	220,278
Subsea 7 SA	65,127	772,855
Supermarket Income REIT PLC	225,864	242,389
Synthomer PLC	64,629	93,888
Target Healthcare REIT PLC (a)	83,000	71,940
Tate & Lyle PLC	72,240	701,257
Taylor Wimpey PLC	641,038	945,256
Team17 Group PLC (b)	19,803	93,045
Telecom Plus PLC	13,020	304,263
Tesco PLC	1,401,212	4,604,391
THG PLC (a)(b)	119,883	100,662
TORM PLC Class A	5,314	163,727
TP ICAP Group PLC	162,451	361,753
Trainline PLC (b)(d)	98,595	303,307
Travis Perkins PLC	49,344	585,541
Tritax Big Box REIT PLC	343,467	595,702
Trustpilot Group PLC (b)(d)	68,222	74,737
Tyman PLC	34,370	102,205
U.K. Commercial Property REIT Ltd.	128,022	81,718
Unilever PLC	484,421	25,160,218
UNITE Group PLC REIT	73,924	877,819
United Utilities Group PLC	131,081	1,719,480
Urban Logistics REIT PLC	64,877	102,678
Vanquis Banking Group PLC	54,404	159,559
Vesuvius PLC	33,163	169,699
Victoria PLC (a)(b)	17,044	103,263
Victrex PLC	15,021	297,329
Virgin Money U.K. PLC	247,301	447,977
Vistry Group PLC	67,684	656,437
Vodafone Group PLC	5,029,988	5,561,386
Security Description	Shares	Value
Volex PLC	20,903	$55,826
Volution Group PLC	36,823	197,196
Warehouse REIT PLC	89,420	112,996
Watches of Switzerland Group PLC (b)(d)	44,658	451,467
Weir Group PLC	48,387	1,112,633
WH Smith PLC	22,750	422,086
Whitbread PLC	37,859	1,401,792
Wickes Group PLC	69,428	118,637
Wincanton PLC	20,380	54,430
Workspace Group PLC REIT	24,084	130,073
WPP PLC	206,039	2,453,587
Yellow Cake PLC (b)(d)	28,106	128,498
YouGov PLC	17,034	190,922
Young & Co.'s Brewery PLC Class A	2,735	34,696
		403,501,665
UNITED STATES — 4.1%
Bausch Health Cos., Inc. (a)(b)	62,100	502,453
Brookfield Renewable Corp. Class A (a)	23,300	813,654
BRP, Inc. (a)	6,767	528,820
Burford Capital Ltd.	31,785	296,898
Carnival PLC (a)(b)	25,556	231,017
Computershare Ltd.	101,286	1,474,060
CSL Ltd.	92,338	17,917,920
CyberArk Software Ltd. (b)	7,683	1,136,930
Diversified Energy Co. PLC	154,943	181,234
Eagle Hospitality Trust (b)(c)	112,600	—
Energy Fuels, Inc. (a)(b)	29,700	165,469
Experian PLC	177,814	5,868,537
Fiverr International Ltd. (b)	5,800	202,536
GCC SAB de CV	31,400	248,421
GSK PLC	781,322	13,837,326
Haleon PLC	962,073	3,830,601
Holcim AG (b)(e)	106,869	6,902,683
Inmode Ltd. (b)	14,100	450,636
James Hardie Industries PLC CDI	85,065	1,834,479
JBS SA	152,500	536,882
Legend Biotech Corp. ADR (a)(b)	9,900	477,378
Maxeon Solar Technologies Ltd. (b)	4,600	122,084
MDA Ltd. (a)(b)	7,400	38,275
Nestle SA	526,604	64,307,490
Parade Technologies Ltd.	13,000	450,084
PolyPeptide Group AG (b)(d)	2,241	45,543
Primo Water Corp. (a)	27,900	427,772
QIAGEN NV (b)	43,391	1,979,861
REC Silicon ASA (a)(b)	36,713	61,184
Reliance Worldwide Corp. Ltd.	193,546	482,354
Resolute Forest Products, Inc. (b)	7,600	10,792

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
RHI Magnesita NV	6,075	$168,690
Riskified Ltd. Class A (b)	9,600	54,144
Roche Holding AG Bearer Shares (a)	5,125	1,542,375
Roche Holding AG	134,599	38,519,590
Sanofi	218,318	23,725,440
Schneider Electric SE	103,993	17,410,953
Signify NV (d)	26,228	876,147
Sims Ltd.	32,754	342,233
Sinch AB (a)(b)(d)	110,553	299,312
Stellantis NV (e)	119,689	2,178,979
Stellantis NV (a)(e)	304,964	5,556,131
Swiss Re AG	58,216	5,989,895
Taro Pharmaceutical Industries Ltd. (b)	2,400	58,368
Tenaris SA	90,065	1,278,442
Titan Cement International SA (b)	4,292	68,490
Vobile Group Ltd. (a)(b)	279,000	117,459
		223,550,021
VIETNAM — 0.0% (f)
XP Power Ltd.	3,507	88,242
ZAMBIA — 0.1%
First Quantum Minerals Ltd. (a)	112,000	2,571,279
TOTAL COMMON STOCKS (Cost $4,983,142,092)		5,276,670,763

PREFERRED STOCKS — 0.1%
BRAZIL — 0.0% (f)
Alpargatas SA , Preference Shares (b)	41,207	66,237
Cia de Saneamento do Parana , Preference Shares	132,600	94,934
Usinas Siderurgicas de Minas Gerais SA Usiminas Class A, Preference Shares	87,200	125,376
		286,547
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, (b)	21,637	2,782,083
Einhell Germany AG , Preference Shares	387	68,868
		2,850,951
MALAYSIA — 0.0% (f)
SP Setia Bhd Group , 11/24/27 (g)	89,923	7,133
Security Description	Shares	Value
RUSSIA — 0.0%
Surgutneftegas PJSC, (c)	802,100	$—
TOTAL PREFERRED STOCKS (Cost $2,898,898)		3,144,631
RIGHTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Kelsian Group Ltd.(expiring 05/04/23) (b)	2,107	423
Star Entertainment Group Ltd. CVR (b)(c)	113,566	—
		423
BRAZIL — 0.0% (f)
Localiza Rent a Car SA (expiring 05/11/23) (b)	632	1,637
GERMANY — 0.0% (f)
TUI AG (expiring 04/17/23) (a)(b)	56,365	74,571
NEW ZEALAND — 0.0% (f)
Ryman Healthcare Ltd. CVR (b)(c)	27,175	—
TOTAL RIGHTS (Cost $39,566)		76,631
WARRANTS — 0.0% (f)
AUSTRALIA — 0.0% (f)
Magellan Financial Group Ltd. (expiring 04/16/27) (b)	2,771	390
PointsBet Holdings Ltd. (expiring 07/08/24) (b)	1,183	—
		390
ITALY — 0.0% (f)
Webuild SpA (expiring 08/02/30) (a)(b)(c)	2,371	—
MACAU — 0.0% (f)
MECOM Power & Construction Ltd. (expiring 05/24/23) (a)(b)	16,800	171
MALAYSIA — 0.0% (f)
Frontken Corp. Bhd (expiring 05/03/26) (b)	30,950	1,789
Scientex Bhd (expiring 01/14/26) (b)	4,960	674
SKP Resources Bhd (expiring 04/25/26) (b)	54,260	799
VS Industry Bhd (expiring 06/14/24) (b)	88,800	906
		4,168
THAILAND — 0.0% (f)
MBK PCL (expiring 05/15/24) (b)	4,746	2,040
MBK PCL (expiring 05/15/25) (b)	4,747	1,874

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MBK PCL (expiring 11/15/24) (b)	4,746	$1,971
Plan B Media PCL (expiring 01/13/25) (b)	10,680	806
Srisawad Corp. PCL (expiring 08/29/25) (b)	3,396	338
VGI PCL (expiring 05/23/27) (b)	223,290	1,110
Vibhavadi Medical Center PCL (expiring 07/19/25) (b)	54,625	335
		8,474
TOTAL WARRANTS (Cost $0)		13,203
SHORT-TERM INVESTMENTS — 8.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (h)(i)	219,173,263	219,173,263
State Street Navigator Securities Lending Portfolio II (j)(k)	243,790,833	243,790,833
TOTAL SHORT-TERM INVESTMENTS (Cost $462,964,096)		462,964,096
TOTAL INVESTMENTS — 104.5% (Cost $5,449,044,652)		5,742,869,324
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.5)%		(247,850,792)
NET ASSETS — 100.0%		$5,495,018,532
(a)	All or a portion of the shares of the security are on loan at March 31, 2023.
(b)	Non-income producing security.
(c)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $282,092, representing 0.00% of the Fund's net assets.
(d)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 2.6% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(e)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(f)	Amount is less than 0.05% of net assets.
(g)	Step-up bond - Coupon rate increases in increments to maturity. Rate shown as of March 31, 2023. Maturity date shown is the final maturity.
(h)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	The rate shown is the annualized seven-day yield at March 31, 2023.
(j)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(k)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
CVR	Contingent Value Rights
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,246	06/16/2023	$127,220,200	$130,611,950	$3,391,750
S&P/TSX 60 Index (long)	90	06/15/2023	16,002,248	16,082,758	80,510
E-mini MSCI Emerging Markets Index (long)	1,338	06/16/2023	64,329,145	66,598,950	2,269,805
					$5,742,065

See accompanying notes to Schedule of Investments.

STATE STREET GLOBAL ALL CAP EQUITY EX- U.S. INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$926,145,961	$4,350,242,710	$282,092	$5,276,670,763
Preferred Stocks	293,679	2,850,952	0(a)	3,144,631
Rights	76,208	423	0(a)	76,631
Warrants	13,203	—	0(a)	13,203
Short-Term Investments	462,964,096	—	—	462,964,096
TOTAL INVESTMENTS	$1,389,493,147	$ 4,353,094,085	$ 282,092	$5,742,869,324
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$5,742,065	$—	$—	$5,742,065
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,395,235,212	$ 4,353,094,085	$ 282,092	$5,748,611,389
(a)	The Portfolio held Level 3 securities that were valued at $0 at March 31, 2023.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Industries as of March 31, 2023

Description	% of Net Assets
Banks	13.2%
Pharmaceuticals	5.6
Semiconductors	5.3
Oil & Gas	4.5
Internet	4.1
TOTAL	32.7%
(The top five industries are expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional U.S. Government Money Market Fund, Class G Shares	198,057,869	$198,057,869	$358,046,537	$336,931,143	$—	$—	219,173,263	$219,173,263	$1,757,566
State Street Navigator Securities Lending Portfolio II	198,045,220	198,045,220	197,946,500	152,200,887	—	—	243,790,833	243,790,833	341,034
Total		$396,103,089	$555,993,037	$489,132,030	$—	$—		$462,964,096	$2,098,600
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2023 (Unaudited)

State Street Small/Mid Cap Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Small/Mid Cap Equity Index Portfolio. The Schedule of Investments for the State Street Small/Mid Cap Equity Index Portfolio follows.
Security Description	Shares	Value
COMMON STOCKS — 99.0%
AEROSPACE & DEFENSE — 1.5%
AAR Corp. (a)	10,341	$564,101
Aerojet Rocketdyne Holdings, Inc. (a)	27,112	1,522,881
AeroVironment, Inc. (a)	7,545	691,575
AerSale Corp. (a)	6,400	110,208
Archer Aviation, Inc. Class A (a) (b)	49,400	141,284
Astra Space, Inc. (a) (b)	33,800	14,365
Astronics Corp. (a)	6,668	89,084
Axon Enterprise, Inc. (a)	20,965	4,713,980
BWX Technologies, Inc.	28,026	1,766,759
Cadre Holdings, Inc.	5,000	107,700
Curtiss-Wright Corp.	11,915	2,100,138
Ducommun, Inc. (a)	3,200	175,072
HEICO Corp.	15,146	2,590,572
HEICO Corp. Class A	23,864	3,243,118
Hexcel Corp.	25,717	1,755,185
Kaman Corp.	7,499	171,427
Kratos Defense & Security Solutions, Inc. (a)	38,600	520,328
Maxar Technologies, Inc.	22,276	1,137,413
Mercury Systems, Inc. (a)	15,700	802,584
Momentus, Inc. (a) (b)	11,600	6,786
Moog, Inc. Class A	8,321	838,341
National Presto Industries, Inc.	1,890	136,250
Park Aerospace Corp. (b)	7,400	99,530
Parsons Corp. (a)	11,251	503,370
Redwire Corp. (a) (b)	6,800	20,604
Rocket Lab USA, Inc. (a) (b)	61,400	248,056
Spirit AeroSystems Holdings, Inc. Class A (b)	32,442	1,120,222
Terran Orbital Corp. (a) (b)	16,100	29,624
Triumph Group, Inc. (a)	18,045	209,142
V2X, Inc. (a)	3,300	131,076
Virgin Galactic Holdings, Inc. (a) (b)	77,400	313,470
Woodward, Inc.	17,874	1,740,391
		27,614,636
AIR FREIGHT & LOGISTICS — 0.2%
Air Transport Services Group, Inc. (a)	17,600	366,608
Forward Air Corp.	8,451	910,680
GXO Logistics, Inc. (a)	32,490	1,639,445
Hub Group, Inc. Class A (a)	9,817	824,039
Radiant Logistics, Inc. (a)	10,753	70,540
		3,811,312
Security Description	Shares	Value
AUTOMOBILE COMPONENTS — 0.8%
Adient PLC (a)	28,800	$1,179,648
American Axle & Manufacturing Holdings, Inc. (a)	32,250	251,873
Dana, Inc.	40,142	604,137
Dorman Products, Inc. (a)	8,227	709,661
Fox Factory Holding Corp. (a)	13,097	1,589,583
Gentex Corp.	74,223	2,080,471
Gentherm, Inc. (a)	10,185	615,378
Goodyear Tire & Rubber Co. (a)	93,516	1,030,546
Holley, Inc. (a) (b)	12,300	33,702
LCI Industries	7,713	847,427
Lear Corp.	17,951	2,503,985
Luminar Technologies, Inc. (a) (b)	77,300	501,677
Modine Manufacturing Co. (a)	15,283	352,273
Motorcar Parts of America, Inc. (a)	4,500	33,480
Patrick Industries, Inc.	6,528	449,192
QuantumScape Corp. (a) (b)	78,901	645,410
Solid Power, Inc. (a) (b)	38,200	114,982
Standard Motor Products, Inc.	6,343	234,120
Stoneridge, Inc. (a)	7,182	134,303
Visteon Corp. (a)	8,358	1,310,785
XPEL, Inc. (a) (b)	6,500	441,675
		15,664,308
AUTOMOBILES — 0.4%
Canoo, Inc. (a) (b)	94,700	61,801
Cenntro Electric Group Ltd. (a) (b)	45,100	20,827
Faraday Future Intelligent Electric, Inc. (a) (b)	166,100	58,816
Fisker, Inc. (a) (b)	50,400	309,456
Harley-Davidson, Inc.	41,401	1,571,996
Lordstown Motors Corp. Class A (a) (b)	42,600	28,248
Lucid Group, Inc. (a) (b)	181,800	1,461,672
Mullen Automotive, Inc. (a) (b)	335,000	43,985
Rivian Automotive, Inc. Class A (a) (b)	169,700	2,626,956
Thor Industries, Inc. (b)	16,201	1,290,248
Winnebago Industries, Inc.	9,500	548,150
Workhorse Group, Inc. (a) (b)	40,275	53,566
		8,075,721
BANKS — 4.9%
1st Source Corp.	5,120	220,928
ACNB Corp.	2,400	78,120
Amalgamated Financial Corp.	5,100	90,219
See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Amerant Bancorp, Inc.	7,400	$161,024
American National Bankshares, Inc.	3,500	110,950
Ameris Bancorp	19,159	700,836
Arrow Financial Corp.	4,044	100,736
Associated Banc-Corp.	44,230	795,255
Atlantic Union Bankshares Corp. (b)	21,607	757,325
Axos Financial, Inc. (a)	17,332	639,897
Banc of California, Inc.	15,454	193,639
BancFirst Corp.	5,952	494,611
Bancorp, Inc. (a)	16,200	451,170
Bank First Corp. (b)	2,700	198,666
Bank of Hawaii Corp. (b)	11,426	595,066
Bank of Marin Bancorp	5,144	112,602
Bank of NT Butterfield & Son Ltd.	15,696	423,792
Bank OZK	35,728	1,221,898
BankUnited, Inc.	26,527	598,980
Bankwell Financial Group, Inc.	1,929	47,955
Banner Corp.	9,500	516,515
Bar Harbor Bankshares	4,380	115,851
BayCom Corp. (b)	5,800	99,064
BCB Bancorp, Inc.	8,400	110,292
Berkshire Hills Bancorp, Inc.	12,816	321,169
Blue Foundry Bancorp (a)	8,906	84,785
Blue Ridge Bankshares, Inc.	6,200	63,240
BOK Financial Corp.	8,908	751,924
Bridgewater Bancshares, Inc. (a)	5,850	63,414
Brookline Bancorp, Inc.	26,522	278,481
Business First Bancshares, Inc.	7,200	123,336
Byline Bancorp, Inc.	6,700	144,854
Cadence Bank	54,945	1,140,658
Cambridge Bancorp	1,791	116,075
Camden National Corp.	6,002	217,212
Capital Bancorp, Inc.	2,400	39,936
Capital City Bank Group, Inc.	7,305	214,110
Capitol Federal Financial, Inc.	36,700	246,991
Capstar Financial Holdings, Inc.	5,000	75,750
Carter Bankshares, Inc. (a)	8,400	117,600
Cathay General Bancorp	20,709	714,875
Central Pacific Financial Corp.	7,254	129,847
Citizens & Northern Corp.	6,504	139,056
City Holding Co.	6,195	563,002
Civista Bancshares, Inc.	5,900	99,592
CNB Financial Corp.	6,200	119,040
Coastal Financial Corp. (a)	2,813	101,296
Colony Bankcorp, Inc.	9,246	94,309
Columbia Banking System, Inc.	68,678	1,471,083
Columbia Financial, Inc. (a) (b)	9,700	177,316
Commerce Bancshares, Inc.	34,587	2,018,151
Community Bank System, Inc.	16,039	841,887
Community Trust Bancorp, Inc.	6,903	261,969
ConnectOne Bancorp, Inc.	13,634	241,049
CrossFirst Bankshares, Inc. (a)	12,523	131,241
Security Description	Shares	Value
Cullen/Frost Bankers, Inc.	18,072	$1,903,704
Customers Bancorp, Inc. (a)	10,002	185,237
CVB Financial Corp.	38,700	645,516
Dime Community Bancshares, Inc.	8,640	196,301
Eagle Bancorp, Inc.	8,900	297,883
East West Bancorp, Inc.	43,533	2,416,082
Eastern Bankshares, Inc.	44,800	565,376
Enterprise Bancorp, Inc.	2,478	77,958
Enterprise Financial Services Corp.	9,814	437,606
Equity Bancshares, Inc. Class A	5,300	129,161
Esquire Financial Holdings, Inc.	2,000	78,200
Farmers & Merchants Bancorp, Inc. (b)	3,500	85,120
Farmers National Banc Corp.	12,866	162,626
FB Financial Corp.	10,883	338,244
Financial Institutions, Inc.	3,880	74,806
First Bancorp (c)	12,514	444,497
First BanCorp (c)	55,900	638,378
First Bancorp, Inc.	5,900	152,751
First Bancshares, Inc.	6,100	157,563
First Bank	4,400	44,440
First Busey Corp.	14,588	296,720
First Business Financial Services, Inc.	4,373	133,420
First Citizens BancShares, Inc. Class A	3,528	3,433,097
First Commonwealth Financial Corp.	30,206	375,461
First Community Bankshares, Inc.	6,500	162,825
First Financial Bancorp	29,391	639,842
First Financial Bankshares, Inc.	39,802	1,269,684
First Financial Corp.	6,900	258,612
First Foundation, Inc.	13,250	98,713
First Guaranty Bancshares, Inc. (b)	1,400	21,938
First Hawaiian, Inc.	37,800	779,814
First Horizon Corp.	168,800	3,001,264
First Internet Bancorp	2,400	39,960
First Interstate BancSystem, Inc. Class A	26,532	792,246
First Merchants Corp.	16,620	547,629
First Mid Bancshares, Inc.	5,000	136,100
First of Long Island Corp.	5,750	77,625
First Western Financial, Inc. (a)	3,100	61,380
Five Star Bancorp	3,200	68,288
Flushing Financial Corp.	9,000	134,010
FNB Corp.	108,298	1,256,257
Fulton Financial Corp.	45,892	634,227
FVCBankcorp, Inc. (a) (b)	14,224	151,486
German American Bancorp, Inc.	8,425	281,142
Glacier Bancorp, Inc.	33,808	1,420,274
Great Southern Bancorp, Inc.	5,968	302,458
Greene County Bancorp, Inc.	2,000	45,360
Guaranty Bancshares, Inc.	5,665	157,884

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hancock Whitney Corp.	25,920	$943,488
Hanmi Financial Corp.	7,700	142,989
HarborOne Bancorp, Inc.	13,963	170,349
HBT Financial, Inc.	2,800	55,216
Heartland Financial USA, Inc.	12,100	464,156
Heritage Commerce Corp.	19,166	159,653
Heritage Financial Corp.	10,600	226,840
Hilltop Holdings, Inc.	14,100	418,347
Hingham Institution For Savings The (b)	368	85,906
Home Bancorp, Inc.	3,373	111,410
Home BancShares, Inc.	55,623	1,207,575
HomeStreet, Inc.	4,674	84,085
HomeTrust Bancshares, Inc.	3,709	91,204
Hope Bancorp, Inc.	32,321	317,392
Horizon Bancorp, Inc.	11,140	123,208
Independent Bank Corp. (c)	13,565	890,135
Independent Bank Corp. (c)	7,118	126,487
Independent Bank Group, Inc.	11,672	540,997
International Bancshares Corp.	16,150	691,543
John Marshall Bancorp, Inc.	3,800	82,080
Kearny Financial Corp. (b)	15,851	128,710
Lakeland Bancorp, Inc.	17,400	272,136
Lakeland Financial Corp.	7,428	465,290
Live Oak Bancshares, Inc.	10,590	258,078
Luther Burbank Corp.	3,600	34,128
Macatawa Bank Corp.	20,426	208,754
Mercantile Bank Corp.	4,100	125,378
Metrocity Bankshares, Inc. (b)	5,500	93,995
Metropolitan Bank Holding Corp. (a)	2,800	94,892
Mid Penn Bancorp, Inc.	6,826	174,814
Midland States Bancorp, Inc.	6,702	143,557
MidWestOne Financial Group, Inc.	4,651	113,577
MVB Financial Corp.	3,473	71,683
National Bank Holdings Corp. Class A	8,348	279,324
NBT Bancorp, Inc.	12,700	428,117
New York Community Bancorp, Inc.	208,225	1,882,354
Nicolet Bankshares, Inc. (a)	3,316	209,074
Northeast Bank	1,900	63,954
Northfield Bancorp, Inc.	13,480	158,794
Northwest Bancshares, Inc.	33,676	405,122
OceanFirst Financial Corp.	17,907	330,921
OFG Bancorp	13,500	336,690
Old National Bancorp	88,495	1,276,098
Old Second Bancorp, Inc.	11,235	157,964
Origin Bancorp, Inc.	5,900	189,685
Orrstown Financial Services, Inc.	2,700	53,622
Pacific Premier Bancorp, Inc.	28,601	686,996
PacWest Bancorp	42,089	409,526
Park National Corp. (b)	4,217	500,010
Parke Bancorp, Inc.	6,233	110,823
Pathward Financial, Inc.	8,843	366,896
Security Description	Shares	Value
PCB Bancorp	2,700	$39,123
Peapack-Gladstone Financial Corp.	4,500	133,290
Peoples Bancorp, Inc.	8,514	219,236
Peoples Financial Services Corp.	2,639	114,401
Pinnacle Financial Partners, Inc.	22,489	1,240,493
Pioneer Bancorp, Inc. (a) (b)	7,919	78,081
Popular, Inc.	21,910	1,257,853
Preferred Bank	3,977	217,979
Premier Financial Corp.	9,397	194,800
Primis Financial Corp.	16,169	155,707
Prosperity Bancshares, Inc.	26,709	1,643,138
Provident Bancorp, Inc. (b)	3,314	22,668
Provident Financial Services, Inc.	21,656	415,362
QCR Holdings, Inc.	5,320	233,601
RBB Bancorp	5,000	77,500
Red River Bancshares, Inc.	1,100	52,921
Renasant Corp.	17,132	523,897
Republic Bancorp, Inc. Class A	2,339	99,244
Republic First Bancorp, Inc. (a) (b)	11,100	15,096
S&T Bancorp, Inc.	12,061	379,318
Sandy Spring Bancorp, Inc.	12,280	319,034
Seacoast Banking Corp. of Florida	21,191	502,227
ServisFirst Bancshares, Inc. (b)	14,900	813,987
Shore Bancshares, Inc.	8,600	122,808
Sierra Bancorp	5,000	86,100
Simmons First National Corp. Class A	35,439	619,828
SmartFinancial, Inc.	5,302	122,688
South Plains Financial, Inc.	5,721	122,487
Southern First Bancshares, Inc. (a)	2,100	64,470
Southern Missouri Bancorp, Inc.	2,800	104,748
Southside Bancshares, Inc.	8,955	297,306
SouthState Corp. (b)	22,342	1,592,091
Stellar Bancorp, Inc.	13,798	339,569
Sterling Bancorp, Inc. (a)	14,201	80,378
Stock Yards Bancorp, Inc.	8,800	485,232
Summit Financial Group, Inc.	6,015	124,811
Synovus Financial Corp.	48,448	1,493,652
Texas Capital Bancshares, Inc. (a)	14,572	713,445
Third Coast Bancshares, Inc. (a)	4,300	67,553
Tompkins Financial Corp.	4,481	296,687
Towne Bank	21,190	564,714
TriCo Bancshares	10,072	418,894
Triumph Financial, Inc. (a)	7,321	425,057
TrustCo Bank Corp. NY	7,719	246,545
Trustmark Corp.	18,396	454,381
UMB Financial Corp.	13,289	767,041
United Bankshares, Inc. (b)	39,105	1,376,496
United Community Banks, Inc.	32,140	903,777

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Unity Bancorp, Inc.	6,175	$140,852
Univest Financial Corp.	9,140	216,984
USCB Financial Holdings, Inc. (a)	2,600	25,714
Valley National Bancorp	128,768	1,189,816
Veritex Holdings, Inc.	14,450	263,857
Washington Federal, Inc.	18,717	563,756
Washington Trust Bancorp, Inc.	5,023	174,097
Webster Financial Corp.	52,841	2,082,992
WesBanco, Inc.	16,702	512,751
West BanCorp, Inc.	4,100	74,907
Westamerica BanCorp	7,285	322,726
Western Alliance Bancorp	32,683	1,161,554
Wintrust Financial Corp.	17,931	1,308,066
WSFS Financial Corp.	18,124	681,644
		91,871,256
BEVERAGES — 0.3%
Boston Beer Co., Inc. Class A (a)	2,916	958,489
Celsius Holdings, Inc. (a) (b)	17,200	1,598,568
Coca-Cola Consolidated, Inc.	1,446	773,726
Duckhorn Portfolio, Inc. (a)	11,700	186,030
MGP Ingredients, Inc.	4,400	425,568
National Beverage Corp. (a)	7,194	379,268
Primo Water Corp.	48,700	747,545
Vintage Wine Estates, Inc. (a) (b)	7,800	8,346
Vita Coco Co., Inc. (a)	8,000	156,960
		5,234,500
BIOTECHNOLOGY — 5.2%
2seventy bio, Inc. (a)	10,607	108,191
4D Molecular Therapeutics, Inc. (a)	8,400	144,396
Aadi Bioscience, Inc. (a)	3,700	26,788
Absci Corp. (a)	23,700	41,475
ACADIA Pharmaceuticals, Inc. (a)	37,389	703,661
Acrivon Therapeutics, Inc. (a)	3,100	39,339
Adicet Bio, Inc. (a) (b)	7,100	40,896
ADMA Biologics, Inc. (a)	57,300	189,663
Aduro Biotech, Inc. (a)	2,090	272
Aerovate Therapeutics, Inc. (a)	2,600	52,442
Affimed NV (a) (b)	33,900	25,276
Agenus, Inc. (a)	104,900	159,448
Agios Pharmaceuticals, Inc. (a)	16,704	383,691
Akero Therapeutics, Inc. (a)	11,000	420,860
Alector, Inc. (a)	19,635	121,541
Alkermes PLC (a)	50,862	1,433,800
Allogene Therapeutics, Inc. (a)	21,531	106,363
Allovir, Inc. (a) (b)	10,000	39,400
Alnylam Pharmaceuticals, Inc. (a)	38,666	7,745,573
Alpine Immune Sciences, Inc. (a) (b)	5,600	43,232
ALX Oncology Holdings, Inc. (a)	6,100	27,572
Security Description	Shares	Value
Amicus Therapeutics, Inc. (a)	84,741	$939,778
AnaptysBio, Inc. (a)	5,414	117,809
Anavex Life Sciences Corp. (a) (b)	19,500	167,115
Anika Therapeutics, Inc. (a)	4,747	136,334
Apellis Pharmaceuticals, Inc. (a)	29,600	1,952,416
Arbutus Biopharma Corp. (a) (b)	42,200	127,866
Arcellx, Inc. (a)	8,700	268,047
Arcturus Therapeutics Holdings, Inc. (a)	6,435	154,247
Arcus Biosciences, Inc. (a)	16,895	308,165
Arcutis Biotherapeutics, Inc. (a)	11,300	124,300
Arrowhead Pharmaceuticals, Inc. (a)	32,461	824,509
Atara Biotherapeutics, Inc. (a)	29,500	85,550
Aura Biosciences, Inc. (a)	8,400	77,952
Aurinia Pharmaceuticals, Inc. (a) (b)	42,100	461,416
Avid Bioservices, Inc. (a) (b)	19,268	361,468
Avidity Biosciences, Inc. (a)	20,800	319,280
Beam Therapeutics, Inc. (a) (b)	20,300	621,586
BioCryst Pharmaceuticals, Inc. (a)	54,130	451,444
Biohaven Ltd. (a)	19,300	263,638
BioMarin Pharmaceutical, Inc. (a)	58,127	5,652,269
Bioxcel Therapeutics, Inc. (a) (b)	5,012	93,524
Bluebird Bio, Inc. (a)	34,721	110,413
Blueprint Medicines Corp. (a)	18,642	838,704
Bridgebio Pharma, Inc. (a)	32,994	547,041
C4 Therapeutics, Inc. (a)	10,300	32,342
CareDx, Inc. (a)	18,148	165,873
Caribou Biosciences, Inc. (a)	14,200	75,402
Catalyst Pharmaceuticals, Inc. (a)	30,847	511,443
Celldex Therapeutics, Inc. (a)	13,800	496,524
Celularity, Inc. (a)	18,100	11,217
Century Therapeutics, Inc. (a)	5,600	19,432
Cerevel Therapeutics Holdings, Inc. (a) (b)	18,400	448,776
Chimerix, Inc. (a)	18,797	23,684
Chinook Therapeutics, Inc. (a)	14,490	335,444
Cogent Biosciences, Inc. (a)	21,100	227,669
Coherus Biosciences, Inc. (a) (b)	22,517	154,016
Crinetics Pharmaceuticals, Inc. (a)	16,200	260,172
CTI BioPharma Corp. (a)	28,900	121,380
Cullinan Oncology, Inc. (a)	7,300	74,679
Cytokinetics, Inc. (a)	24,796	872,571
Day One Biopharmaceuticals, Inc. (a)	7,900	105,623
Deciphera Pharmaceuticals, Inc. (a)	15,400	237,930
Denali Therapeutics, Inc. (a)	32,532	749,537
Design Therapeutics, Inc. (a) (b)	8,400	48,468

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Dynavax Technologies Corp. (a) (b)	36,738	$360,400
Dyne Therapeutics, Inc. (a)	8,800	101,376
Eagle Pharmaceuticals, Inc. (a)	2,546	72,230
Editas Medicine, Inc. (a)	19,039	138,033
Eiger BioPharmaceuticals, Inc. (a) (b)	21,575	19,351
Emergent BioSolutions, Inc. (a)	13,900	144,004
Enanta Pharmaceuticals, Inc. (a)	6,600	266,904
Enochian Biosciences, Inc. (a) (b)	6,400	5,857
EQRx, Inc. (a)	58,500	113,490
Erasca, Inc. (a)	27,800	83,678
Exact Sciences Corp. (a)	55,229	3,745,078
Exelixis, Inc. (a)	98,608	1,913,981
Fate Therapeutics, Inc. (a)	29,489	168,087
FibroGen, Inc. (a)	26,208	489,041
Foghorn Therapeutics, Inc. (a)	8,000	49,600
Gelesis Holdings, Inc. (a)	1,400	228
Generation Bio Co. (a) (b)	12,000	51,600
Geron Corp. (a)	133,783	290,309
Gossamer Bio, Inc. (a)	15,700	19,782
GreenLight Biosciences Holdings PBC (a)	32,400	14,010
Gtx, Inc. CVR (a) (b)	85	161
Halozyme Therapeutics, Inc. (a)	40,758	1,556,548
Heron Therapeutics, Inc. (a) (b)	31,817	48,044
HilleVax, Inc. (a)	5,100	84,303
Horizon Therapeutics PLC (a)	69,964	7,635,871
Humacyte, Inc. (a) (b)	13,200	40,788
Icosavax, Inc. (a) (b)	6,800	39,440
Ideaya Biosciences, Inc. (a)	14,900	204,577
IGM Biosciences, Inc. (a) (b)	4,900	67,326
ImmunityBio, Inc. (a)	22,200	40,404
ImmunoGen, Inc. (a) (b)	71,976	276,388
Immunovant, Inc. (a)	13,500	209,385
Inhibrx, Inc. (a)	9,400	177,378
Inovio Pharmaceuticals, Inc. (a)	112,611	92,341
Insmed, Inc. (a) (b)	42,166	718,930
Instil Bio, Inc. (a)	16,600	10,969
Intellia Therapeutics, Inc. (a)	26,400	983,928
Intercept Pharmaceuticals, Inc. (a)	6,787	91,149
Invivyd, Inc. (a) (b)	13,300	15,960
Ionis Pharmaceuticals, Inc. (a)	43,612	1,558,693
Iovance Biotherapeutics, Inc. (a)	45,900	280,449
Ironwood Pharmaceuticals, Inc. (a)	43,578	458,441
iTeos Therapeutics, Inc. (a)	6,800	92,548
IVERIC bio, Inc. (a)	42,000	1,021,860
Janux Therapeutics, Inc. (a) (b)	4,800	58,080
Jounce Therapeutics, Inc. (a)	8,600	15,910
KalVista Pharmaceuticals, Inc. (a) (b)	6,200	48,732
Karuna Therapeutics, Inc. (a) (b)	10,124	1,838,923
Security Description	Shares	Value
Karyopharm Therapeutics, Inc. (a) (b)	20,800	$80,912
Keros Therapeutics, Inc. (a)	5,547	236,857
Kezar Life Sciences, Inc. (a)	13,230	41,410
Kiniksa Pharmaceuticals Ltd. Class A (a)	8,425	90,653
Kinnate Biopharma, Inc. (a)	7,000	43,750
Kodiak Sciences, Inc. (a)	7,635	47,337
Kronos Bio, Inc. (a) (b)	22,700	33,142
Krystal Biotech, Inc. (a)	6,467	517,748
Kura Oncology, Inc. (a)	18,800	229,924
Kymera Therapeutics, Inc. (a)	11,500	340,745
Lexicon Pharmaceuticals, Inc. (a)	22,721	55,212
Lyell Immunopharma, Inc. (a) (b)	49,700	117,292
MacroGenics, Inc. (a)	17,134	122,851
Madrigal Pharmaceuticals, Inc. (a)	3,859	934,881
MannKind Corp. (a)	76,400	313,240
MeiraGTx Holdings PLC (a)	13,900	71,863
Mersana Therapeutics, Inc. (a)	24,800	101,928
MiMedx Group, Inc. (a)	37,700	128,557
Mineralys Therapeutics, Inc. (a)	3,600	56,376
Mirati Therapeutics, Inc. (a)	13,511	502,339
Mirum Pharmaceuticals, Inc. (a)	5,000	120,100
Monte Rosa Therapeutics, Inc. (a)	6,700	52,193
Morphic Holding, Inc. (a)	9,600	361,344
Myriad Genetics, Inc. (a)	25,195	585,280
Natera, Inc. (a)	31,149	1,729,392
Neurocrine Biosciences, Inc. (a)	29,822	3,018,583
Nkarta, Inc. (a)	7,900	28,045
Novavax, Inc. (a) (b)	29,793	206,465
Nurix Therapeutics, Inc. (a)	13,100	116,328
Nuvalent, Inc. Class A (a)	5,700	148,713
Ocugen, Inc. (a)	62,400	53,233
Organogenesis Holdings, Inc. (a)	16,598	35,354
Outlook Therapeutics, Inc. (a) (b)	66,500	72,485
Pardes Biosciences, Inc. (a)	7,000	9,240
PepGen, Inc. (a)	4,200	51,366
PMV Pharmaceuticals, Inc. (a)	9,100	43,407
Point Biopharma Global, Inc. (a)	25,900	188,293
Praxis Precision Medicines, Inc. (a) (b)	14,100	11,407
Precigen, Inc. (a) (b)	28,041	29,723
Prime Medicine, Inc. (a)	2,800	34,440
Progenics Pharmaceuticals, Inc. CVR (a)	13,803	590
Prometheus Biosciences, Inc. (a)	10,700	1,148,324
Protagonist Therapeutics, Inc. (a)	15,302	351,946
Prothena Corp. PLC (a)	12,100	586,487
PTC Therapeutics, Inc. (a)	21,300	1,031,772

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Rallybio Corp. (a)	6,100	$34,831
RAPT Therapeutics, Inc. (a) (b)	10,000	183,500
Recursion Pharmaceuticals, Inc. Class A (a) (b)	41,200	274,804
REGENXBIO, Inc. (a)	13,700	259,067
Relay Therapeutics, Inc. (a)	25,200	415,044
Replimune Group, Inc. (a)	15,200	268,432
REVOLUTION Medicines, Inc. (a)	27,158	588,242
Rigel Pharmaceuticals, Inc. (a)	50,389	66,513
Rocket Pharmaceuticals, Inc. (a)	16,300	279,219
Sage Therapeutics, Inc. (a)	18,072	758,301
Sana Biotechnology, Inc. (a) (b)	25,900	84,693
Sangamo Therapeutics, Inc. (a)	44,065	77,554
Sarepta Therapeutics, Inc. (a)	26,552	3,659,662
Seagen, Inc. (a)	42,938	8,693,657
Seres Therapeutics, Inc. (a) (b)	21,346	121,032
Sorrento Therapeutics, Inc. (a)	156,800	56,448
SpringWorks Therapeutics, Inc. (a)	11,800	303,732
Stoke Therapeutics, Inc. (a) (b)	5,400	44,982
Sutro Biopharma, Inc. (a)	14,300	66,066
Syndax Pharmaceuticals, Inc. (a)	19,020	401,702
Talaris Therapeutics, Inc. (a) (b)	4,800	9,024
Tango Therapeutics, Inc. (a)	12,400	48,980
Tenaya Therapeutics, Inc. (a) (b)	20,700	58,995
TG Therapeutics, Inc. (a) (b)	40,545	609,797
Tobira Therapeutics, Inc. CVR (a)	200	906
Travere Therapeutics, Inc. (a)	19,198	431,763
Twist Bioscience Corp. (a)	17,012	256,541
Tyra Biosciences, Inc. (a) (b)	4,207	67,606
Ultragenyx Pharmaceutical, Inc. (a)	20,476	821,088
United Therapeutics Corp. (a)	14,021	3,140,143
Vanda Pharmaceuticals, Inc. (a)	16,051	108,986
Vaxart, Inc. (a) (b)	34,200	25,879
Vaxcyte, Inc. (a)	22,400	839,552
VBI Vaccines, Inc. (a) (b)	80,406	24,363
Vera Therapeutics, Inc. (a)	8,300	64,408
Veracyte, Inc. (a)	21,287	474,700
Vericel Corp. (a)	14,473	424,348
Verve Therapeutics, Inc. (a)	13,300	191,786
Vir Biotechnology, Inc. (a)	21,939	510,521
Viridian Therapeutics, Inc. (a)	11,100	282,384
VistaGen Therapeutics, Inc. (a) (b)	51,500	6,422
Xencor, Inc. (a)	18,485	515,547
Y-mAbs Therapeutics, Inc. (a) (b)	12,100	60,621
Zentalis Pharmaceuticals, Inc. (a) (b)	14,600	251,120
		97,489,985
Security Description	Shares	Value
BUILDING PRODUCTS — 1.7%
AAON, Inc.	13,700	$1,324,653
Advanced Drainage Systems, Inc.	19,600	1,650,516
American Woodmark Corp. (a)	5,556	289,301
Apogee Enterprises, Inc.	7,409	320,439
Armstrong World Industries, Inc.	13,795	982,756
AZEK Co., Inc. (a)	35,292	830,774
AZZ, Inc.	9,293	383,243
Builders FirstSource, Inc. (a)	45,041	3,998,740
Caesarstone Ltd. (b)	5,327	22,000
Carlisle Cos., Inc.	15,938	3,603,104
CSW Industrials, Inc.	4,471	621,156
Fortune Brands Innovations, Inc.	39,600	2,325,708
Gibraltar Industries, Inc. (a)	9,000	436,500
Griffon Corp.	13,700	438,537
Hayward Holdings, Inc. (a) (b)	22,600	264,872
Insteel Industries, Inc.	6,587	183,250
Janus International Group, Inc. (a)	23,500	231,710
JELD-WEN Holding, Inc. (a)	26,609	336,870
Lennox International, Inc.	10,256	2,577,128
Masonite International Corp. (a)	6,593	598,447
Masterbrand, Inc. (a)	38,800	311,952
Owens Corning	28,781	2,757,220
PGT Innovations, Inc. (a)	18,554	465,891
Quanex Building Products Corp.	10,450	224,988
Resideo Technologies, Inc. (a)	43,177	789,276
Simpson Manufacturing Co., Inc.	12,854	1,409,313
Trex Co., Inc. (a)	34,405	1,674,491
UFP Industries, Inc.	18,110	1,439,202
View, Inc. (a) (b)	27,600	13,800
Zurn Elkay Water Solutions Corp.	37,590	802,922
		31,308,759
CAPITAL MARKETS — 4.1%
Affiliated Managers Group, Inc.	11,439	1,629,142
Ares Management Corp. Class A	49,230	4,107,751
Artisan Partners Asset Management, Inc. Class A (b)	17,402	556,516
AssetMark Financial Holdings, Inc. (a)	6,600	207,570
Associated Capital Group, Inc. Class A	500	18,475
Avantax, Inc. (a)	14,400	379,008
B Riley Financial, Inc. (b)	5,834	165,627
Bakkt Holdings, Inc. (a) (b)	14,600	25,112
BGC Partners, Inc. Class A	97,900	512,017
Blackstone, Inc.	224,700	19,737,648
Blue Owl Capital, Inc. (b)	130,200	1,442,616
Brightsphere Investment Group, Inc.	10,573	249,311
Carlyle Group, Inc. (b)	63,940	1,985,976

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Cohen & Steers, Inc.	7,609	$486,672
Coinbase Global, Inc. Class A (a)	50,500	3,412,285
Diamond Hill Investment Group, Inc.	768	126,398
Donnelley Financial Solutions, Inc. (a)	7,375	301,343
Evercore, Inc. Class A	10,941	1,262,373
Federated Hermes, Inc.	25,186	1,010,966
Focus Financial Partners, Inc. Class A (a)	18,982	984,596
GCM Grosvenor, Inc. Class A	10,200	79,662
Hamilton Lane, Inc. Class A	12,404	917,648
Houlihan Lokey, Inc.	15,400	1,347,346
Interactive Brokers Group, Inc. Class A	28,975	2,392,176
Janus Henderson Group PLC	46,800	1,246,752
Jefferies Financial Group, Inc.	62,919	1,997,049
KKR & Co., Inc.	179,633	9,434,325
Lazard Ltd. Class A	26,102	864,237
LPL Financial Holdings, Inc.	25,006	5,061,214
MarketWise, Inc. (a)	5,600	10,360
Moelis & Co. Class A (b)	19,300	741,892
Morningstar, Inc.	7,697	1,562,722
Open Lending Corp. Class A (a)	30,300	213,312
Oppenheimer Holdings, Inc. Class A	1,900	74,385
Perella Weinberg Partners (b)	11,000	100,100
Piper Sandler Cos.	5,171	716,752
PJT Partners, Inc. Class A	6,972	503,309
Robinhood Markets, Inc. Class A (a)	178,900	1,737,119
Sculptor Capital Management, Inc. (b)	6,485	55,836
SEI Investments Co.	31,006	1,784,395
Silvercrest Asset Management Group, Inc. Class A	2,400	43,632
StepStone Group, Inc. Class A	20,626	500,593
Stifel Financial Corp.	31,716	1,874,099
StoneX Group, Inc. (a)	5,303	549,020
Tradeweb Markets, Inc. Class A	33,992	2,686,048
Value Line, Inc.	200	9,666
Victory Capital Holdings, Inc. Class A	4,600	134,642
Virtu Financial, Inc. Class A	28,897	546,153
Virtus Investment Partners, Inc.	2,827	538,233
WisdomTree, Inc.	35,599	208,610
		76,532,689
CHEMICALS — 1.8%
AdvanSix, Inc.	7,700	294,679
American Vanguard Corp.	9,552	208,998
Amyris, Inc. (a) (b)	71,200	96,832
Ashland, Inc.	15,430	1,584,815
Aspen Aerogels, Inc. (a) (b)	16,600	123,670
Avient Corp.	27,746	1,142,025
Axalta Coating Systems Ltd. (a)	67,900	2,056,691
Security Description	Shares	Value
Balchem Corp.	9,786	$1,237,733
Cabot Corp.	17,198	1,318,055
Chase Corp.	2,496	261,406
Chemours Co.	46,243	1,384,515
Danimer Scientific, Inc. (a) (b)	24,500	84,525
Diversey Holdings Ltd. (a)	29,600	239,464
Ecovyst, Inc. (a)	28,350	313,267
Element Solutions, Inc.	69,600	1,343,976
FutureFuel Corp.	5,800	42,804
Ginkgo Bioworks Holdings, Inc. (a) (b)	258,900	344,337
Hawkins, Inc.	6,196	271,261
HB Fuller Co.	16,099	1,101,977
Huntsman Corp.	57,039	1,560,587
Ingevity Corp. (a)	11,438	818,046
Innospec, Inc.	7,295	748,978
Intrepid Potash, Inc. (a)	3,290	90,804
Koppers Holdings, Inc.	5,530	193,384
Kronos Worldwide, Inc. (b)	5,800	53,418
Livent Corp. (a) (b)	51,242	1,112,976
LSB Industries, Inc. (a)	21,800	225,194
Mativ Holdings, Inc.	16,621	356,853
Minerals Technologies, Inc.	12,492	754,767
NewMarket Corp.	1,823	665,359
Olin Corp.	39,047	2,167,108
Origin Materials, Inc. (a) (b)	28,000	119,560
Orion Engineered Carbons SA	18,000	469,620
Perimeter Solutions SA (a)	37,500	303,000
PureCycle Technologies, Inc. (a) (b)	30,700	214,900
Quaker Chemical Corp. (b)	4,407	872,366
Rayonier Advanced Materials, Inc. (a)	18,000	112,860
RPM International, Inc.	39,464	3,442,839
Scotts Miracle-Gro Co. (b)	12,644	881,793
Sensient Technologies Corp.	12,619	966,111
Stepan Co.	6,278	646,822
Trinseo PLC (b)	11,416	238,024
Tronox Holdings PLC	35,569	511,482
Valhi, Inc. (b)	500	8,705
Valvoline, Inc.	53,541	1,870,722
Westlake Corp.	10,296	1,194,130
		34,051,438
COMMERCIAL SERVICES & SUPPLIES — 1.1%
ABM Industries, Inc.	20,100	903,294
ACCO Brands Corp.	28,442	151,311
ACV Auctions, Inc. Class A (a) (b)	35,600	459,596
Aris Water Solutions, Inc. Class A (b)	5,400	42,066
Brady Corp. Class A	13,900	746,847
BrightView Holdings, Inc. (a)	12,700	71,374
Brink's Co.	13,714	916,095
Casella Waste Systems, Inc. Class A (a)	15,700	1,297,762
Cimpress PLC (a)	5,333	233,692

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Clean Harbors, Inc. (a)	15,753	$2,245,748
CompX International, Inc.	300	5,424
CoreCivic, Inc. REIT (a)	33,825	311,190
Deluxe Corp.	15,376	246,016
Driven Brands Holdings, Inc. (a) (b)	19,200	581,952
Ennis, Inc.	13,497	284,652
GEO Group, Inc. (a) (b)	35,080	276,781
Harsco Corp. (a)	22,625	154,529
Healthcare Services Group, Inc.	22,465	311,590
Heritage-Crystal Clean, Inc. (a)	5,034	179,261
HNI Corp.	12,389	344,910
Interface, Inc.	14,962	121,491
KAR Auction Services, Inc. (a)	32,292	441,755
Kimball International, Inc. Class B	10,165	126,046
Li-Cycle Holdings Corp. (a) (b)	39,500	222,385
Liquidity Services, Inc. (a)	6,824	89,872
Matthews International Corp. Class A	9,231	332,870
MillerKnoll, Inc.	22,434	458,775
Montrose Environmental Group, Inc. (a) (b)	8,200	292,494
MSA Safety, Inc.	11,373	1,518,296
NL Industries, Inc.	1,831	11,096
Pitney Bowes, Inc.	50,564	196,694
Quad/Graphics, Inc. (a)	8,200	35,178
Ritchie Bros Auctioneers, Inc.	21,798	1,227,009
SP Plus Corp. (a)	7,100	243,459
Steelcase, Inc. Class A	28,600	240,812
Stericycle, Inc. (a)	27,994	1,220,818
Tetra Tech, Inc.	16,395	2,408,589
UniFirst Corp.	4,805	846,785
Viad Corp. (a)	5,754	119,913
VSE Corp.	3,680	165,232
		20,083,659
COMMUNICATIONS EQUIPMENT — 0.6%
ADTRAN Holdings, Inc.	24,537	389,157
Aviat Networks, Inc. (a)	3,200	110,272
Calix, Inc. (a)	17,800	953,902
Cambium Networks Corp. (a)	2,900	51,388
Casa Systems, Inc. (a)	7,899	10,032
Ciena Corp. (a)	45,897	2,410,510
Clearfield, Inc. (a)	3,800	177,004
CommScope Holding Co., Inc. (a)	61,255	390,194
Comtech Telecommunications Corp.	6,298	78,599
Digi International, Inc. (a)	10,470	352,630
DZS, Inc. (a)	4,560	35,978
Extreme Networks, Inc. (a)	39,400	753,328
Harmonic, Inc. (a)	31,200	455,208
Infinera Corp. (a) (b)	59,500	461,720
Inseego Corp. (a) (b)	25,417	14,803
Lumentum Holdings, Inc. (a)	21,682	1,171,045
NETGEAR, Inc. (a)	6,889	127,515
Security Description	Shares	Value
NetScout Systems, Inc. (a)	21,307	$610,446
Ondas Holdings, Inc. (a) (b)	8,200	8,856
Ribbon Communications, Inc. (a)	18,500	63,270
Ubiquiti, Inc. (b)	1,407	382,268
Viasat, Inc. (a) (b)	22,411	758,388
Viavi Solutions, Inc. (a)	73,058	791,218
		10,557,731
CONSTRUCTION & ENGINEERING — 1.3%
AECOM	40,704	3,432,161
Ameresco, Inc. Class A (a) (b)	9,700	477,434
API Group Corp. (a)	63,823	1,434,741
Arcosa, Inc.	15,086	952,077
Argan, Inc.	4,339	175,599
Comfort Systems USA, Inc.	10,825	1,580,017
Concrete Pumping Holdings, Inc. (a)	6,831	46,451
Construction Partners, Inc. Class A (a)	12,198	328,614
Dycom Industries, Inc. (a)	9,352	875,815
EMCOR Group, Inc.	14,753	2,398,690
Fluor Corp. (a)	43,709	1,351,045
Granite Construction, Inc.	13,279	545,501
Great Lakes Dredge & Dock Corp. (a)	15,850	86,066
IES Holdings, Inc. (a)	3,200	137,888
MasTec, Inc. (a)	18,853	1,780,477
MDU Resources Group, Inc.	62,237	1,896,984
MYR Group, Inc. (a)	5,148	648,700
Northwest Pipe Co. (a)	3,400	106,182
Primoris Services Corp.	16,354	403,290
Sterling Infrastructure, Inc. (a)	8,900	337,132
Tutor Perini Corp. (a)	10,400	64,168
Valmont Industries, Inc.	6,574	2,098,947
WillScot Mobile Mini Holdings Corp. (a)	64,313	3,014,993
		24,172,972
CONSTRUCTION MATERIALS — 0.1%
Eagle Materials, Inc.	11,244	1,650,057
Summit Materials, Inc. Class A (a)	37,963	1,081,566
U.S. Lime & Minerals, Inc.	581	88,713
		2,820,336
CONSUMER FINANCE — 0.7%
Ally Financial, Inc.	94,712	2,414,209
Atlanticus Holdings Corp. (a)	1,000	27,130
Bread Financial Holdings, Inc.	15,410	467,231
Chefs' Warehouse, Inc. (a)	10,400	354,120
Consumer Portfolio Services, Inc. (a)	2,200	23,518
Credit Acceptance Corp. (a)	2,109	919,608
Curo Group Holdings Corp. (b)	4,730	8,183
Encore Capital Group, Inc. (a)	6,951	350,678
Enova International, Inc. (a)	9,800	435,414
EZCORP, Inc. Class A (a) (b)	13,700	117,820

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
FirstCash Holdings, Inc.	11,315	$1,079,112
Green Dot Corp. Class A (a)	16,600	285,188
LendingClub Corp. (a)	33,006	237,973
LendingTree, Inc. (a)	3,736	99,602
Moneylion, Inc. (a)	28,600	16,239
Navient Corp.	32,304	516,541
Nelnet, Inc. Class A	4,342	398,986
NerdWallet, Inc. Class A (a)	7,600	122,968
OneMain Holdings, Inc.	35,344	1,310,556
Oportun Financial Corp. (a) (b)	7,651	29,533
OppFi, Inc. (a)	7,300	14,965
PRA Group, Inc. (a)	11,372	443,053
PROG Holdings, Inc. (a)	15,874	377,642
Regional Management Corp.	3,000	78,270
SLM Corp.	77,612	961,613
SoFi Technologies, Inc. (a)	248,800	1,510,216
Sunlight Financial Holdings, Inc. (a)	6,700	2,092
Upstart Holdings, Inc. (a) (b)	21,303	338,505
World Acceptance Corp. (a) (b)	1,028	85,622
		13,026,587
CONSUMER STAPLES DISTRIBUTION & RETAIL — 0.9%
Albertsons Cos., Inc. Class A	74,000	1,537,720
Andersons, Inc.	9,585	396,052
BJ's Wholesale Club Holdings, Inc. (a)	41,600	3,164,512
Boxed, Inc. (a) (b)	21,300	4,043
Casey's General Stores, Inc.	11,575	2,505,524
Grocery Outlet Holding Corp. (a)	27,045	764,292
HF Foods Group, Inc. (a) (b)	10,300	40,376
Ingles Markets, Inc. Class A	4,456	395,247
Natural Grocers by Vitamin Cottage, Inc.	3,000	35,250
Performance Food Group Co. (a)	47,394	2,859,754
PriceSmart, Inc.	7,591	542,605
Rite Aid Corp. (a) (b)	13,266	29,716
SpartanNash Co.	10,409	258,143
Sprouts Farmers Market, Inc. (a)	32,375	1,134,096
U.S. Foods Holding Corp. (a)	62,154	2,295,969
United Natural Foods, Inc. (a)	17,799	469,003
Village Super Market, Inc. Class A	5,469	125,131
Weis Markets, Inc.	5,015	424,620
		16,982,053
CONTAINERS & PACKAGING — 0.9%
AptarGroup, Inc.	20,475	2,419,940
Ardagh Group SA (a) (b)	3,500	35,700
Ardagh Metal Packaging SA	43,800	178,704
Berry Global Group, Inc.	38,287	2,255,104
Crown Holdings, Inc.	36,310	3,003,200
Cryptyde, Inc. (a)	8,330	693
Graphic Packaging Holding Co.	96,267	2,453,846
Security Description	Shares	Value
Greif, Inc. Class A	7,600	$481,612
Greif, Inc. Class B	1,542	117,994
Myers Industries, Inc.	11,495	246,338
O-I Glass, Inc. (a)	47,428	1,077,090
Pactiv Evergreen, Inc.	12,300	98,400
Ranpak Holdings Corp. (a)	12,400	64,728
Silgan Holdings, Inc.	26,068	1,399,070
Sonoco Products Co.	30,078	1,834,758
TriMas Corp.	12,706	353,989
		16,021,166
DISTRIBUTORS — 0.0% (d)
Funko, Inc. Class A (a) (b)	8,850	83,455
Weyco Group, Inc.	1,400	35,420
		118,875
DIVERSIFIED CONSUMER SERVICES — 0.8%
2U, Inc. (a)	23,627	161,845
ADT, Inc.	66,049	477,534
Adtalem Global Education, Inc. (a)	13,274	512,642
American Public Education, Inc. (a)	5,400	29,268
Beachbody Co., Inc. (a) (b)	24,500	11,814
Bright Horizons Family Solutions, Inc. (a)	18,502	1,424,469
Carriage Services, Inc.	4,796	146,374
Chegg, Inc. (a)	38,657	630,109
Coursera, Inc. (a)	36,600	421,632
Duolingo, Inc. (a) (b)	7,300	1,040,907
European Wax Center, Inc. Class A (b)	6,800	129,200
Frontdoor, Inc. (a)	26,311	733,551
Graham Holdings Co. Class B	1,103	657,212
Grand Canyon Education, Inc. (a)	9,678	1,102,324
H&R Block, Inc.	47,626	1,678,816
Laureate Education, Inc.	39,870	468,871
Mister Car Wash, Inc. (a) (b)	26,200	225,844
Nerdy, Inc. (a) (b)	17,300	72,314
OneSpaWorld Holdings Ltd. (a)	21,400	256,586
Perdoceo Education Corp. (a)	21,212	284,877
Rover Group, Inc. (a)	27,800	125,934
Service Corp. International	46,383	3,190,223
Strategic Education, Inc.	6,846	614,976
Stride, Inc. (a)	12,705	498,671
Udemy, Inc. (a)	22,200	196,026
Universal Technical Institute, Inc. (a)	8,000	59,040
WW International, Inc. (a) (b)	21,100	86,932
		15,237,991
FINANCIAL SERVICES — 2.7%
Affirm Holdings, Inc. (a) (b)	70,500	794,535
Alerus Financial Corp.	3,876	62,210
A-Mark Precious Metals, Inc.	5,500	190,575
Apollo Global Management, Inc.	154,505	9,758,536
AvidXchange Holdings, Inc. (a)	45,600	355,680

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Banco Latinoamericano de Comercio Exterior SA	8,900	$154,682
Block, Inc. (a)	168,637	11,576,930
Cannae Holdings, Inc. (a)	26,400	532,752
Cantaloupe, Inc. (a)	20,700	117,990
Cass Information Systems, Inc.	3,436	148,813
Compass Diversified Holdings (b)	19,300	368,244
Corebridge Financial, Inc.	26,300	421,326
Enact Holdings, Inc.	9,000	205,740
Equitable Holdings, Inc.	116,646	2,961,642
Essent Group Ltd.	31,344	1,255,327
Euronet Worldwide, Inc. (a)	14,312	1,601,513
EVERTEC, Inc.	17,900	604,125
Federal Agricultural Mortgage Corp. Class C	3,232	430,470
Finance of America Cos., Inc. Class A (a) (b)	15,900	19,716
Flywire Corp. (a)	17,000	499,120
Home Point Capital, Inc.	600	1,158
I3 Verticals, Inc. Class A (a)	6,600	161,898
International Money Express, Inc. (a)	9,800	252,644
Jackson Financial, Inc. Class A	22,600	845,466
Marqeta, Inc. Class A (a)	135,900	621,063
Merchants Bancorp	4,550	118,482
MGIC Investment Corp.	91,589	1,229,124
MoneyGram International, Inc. (a)	31,900	332,398
Mr Cooper Group, Inc. (a)	20,860	854,634
NMI Holdings, Inc. Class A (a)	24,065	537,372
Payoneer Global, Inc. (a)	69,300	435,204
Paysafe Ltd. (a)	9,317	160,905
PennyMac Financial Services, Inc.	8,497	506,506
Priority Technology Holdings, Inc. (a)	6,265	22,491
Radian Group, Inc.	47,354	1,046,523
Remitly Global, Inc. (a)	30,400	515,280
Repay Holdings Corp. (a)	24,200	158,994
Rocket Cos., Inc. Class A (a) (b)	33,900	307,134
Shift4 Payments, Inc. Class A (a) (b)	15,600	1,182,480
StoneCo Ltd. Class A (a)	83,760	799,070
SWK Holdings Corp. (a)	1,400	25,004
TFS Financial Corp.	12,917	163,142
Toast, Inc. Class A (a) (b)	79,000	1,402,250
UWM Holdings Corp. (b)	26,700	131,097
Velocity Financial, Inc. (a)	1,900	17,157
Voya Financial, Inc.	30,662	2,191,107
Walker & Dunlop, Inc.	11,340	863,768
Waterstone Financial, Inc.	7,200	108,936
Western Union Co.	117,200	1,306,780
WEX, Inc. (a)	13,357	2,456,219
		50,814,212
Security Description	Shares	Value
DIVERSIFIED REITs — 0.5%
Alexander & Baldwin, Inc. REIT	21,138	$399,720
American Assets Trust, Inc. REIT	14,217	264,294
Armada Hoffler Properties, Inc. REIT	23,600	278,716
Broadstone Net Lease, Inc. REIT	51,719	879,740
CTO Realty Growth, Inc. REIT	6,435	111,068
Empire State Realty Trust, Inc. Class A REIT (b)	36,724	238,339
Essential Properties Realty Trust, Inc. REIT	43,913	1,091,238
Gladstone Commercial Corp. REIT (b)	10,430	131,731
Global Net Lease, Inc. REIT	29,882	384,283
iStar, Inc. REIT (a) (b)	20,236	594,331
One Liberty Properties, Inc. REIT	3,938	90,298
WP Carey, Inc. REIT	65,667	5,085,909
		9,549,667
DIVERSIFIED TELECOMMUNICATION SERVICES — 0.4%
Anterix, Inc. (a)	4,807	158,823
ATN International, Inc.	3,557	145,553
Bandwidth, Inc. Class A (a)	6,602	100,350
Charge Enterprises, Inc. (a)	35,800	39,380
Cogent Communications Holdings, Inc.	12,796	815,361
Consolidated Communications Holdings, Inc. (a)	17,649	45,535
EchoStar Corp. Class A (a)	10,941	200,111
Frontier Communications Parent, Inc. (a)	78,200	1,780,614
Globalstar, Inc. (a) (b)	195,700	227,012
IDT Corp. Class B (a)	4,700	160,176
Iridium Communications, Inc.	38,175	2,364,178
Liberty Latin America Ltd. Class A (a)	9,788	81,338
Liberty Latin America Ltd. Class C (a)	58,300	481,558
Lumen Technologies, Inc. (b)	321,200	851,180
Ooma, Inc. (a)	5,500	68,805
Radius Global Infrastructure, Inc. Class A (a) (b)	24,400	357,948
		7,877,922
ELECTRIC UTILITIES — 0.6%
ALLETE, Inc.	17,362	1,117,592
Avangrid, Inc. (b)	22,409	893,671
Hawaiian Electric Industries, Inc.	33,183	1,274,227
IDACORP, Inc.	15,338	1,661,565
MGE Energy, Inc.	10,962	851,419
OGE Energy Corp.	61,838	2,328,819
Otter Tail Corp. (b)	12,576	908,867
PNM Resources, Inc.	28,854	1,404,613
Portland General Electric Co.	27,558	1,347,311

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Via Renewables, Inc. (a) (b)	579	$10,642
		11,798,726
ELECTRICAL EQUIPMENT — 1.6%
Acuity Brands, Inc.	9,782	1,787,465
Allied Motion Technologies, Inc.	4,343	167,857
Array Technologies, Inc. (a) (b)	46,000	1,006,480
Atkore, Inc. (a)	12,700	1,784,096
Babcock & Wilcox Enterprises, Inc. (a) (b)	16,500	99,990
Blink Charging Co. (a) (b)	9,200	79,580
Bloom Energy Corp. Class A (a) (b)	54,376	1,083,714
ChargePoint Holdings, Inc. (a) (b)	76,200	797,814
Encore Wire Corp.	5,634	1,044,149
Energy Vault Holdings, Inc. (a) (b)	24,200	51,788
EnerSys	13,341	1,159,066
Enovix Corp. (a) (b)	32,300	481,593
ESS Tech, Inc. (a) (b)	25,600	35,584
Fluence Energy, Inc. (a) (b)	10,400	210,600
FTC Solar, Inc. (a) (b)	9,900	22,275
FuelCell Energy, Inc. (a) (b)	129,877	370,149
GrafTech International Ltd.	59,850	290,871
Heliogen, Inc. (a)	23,800	5,717
Hubbell, Inc.	16,647	4,050,382
NEXTracker, Inc. Class A (a)	9,100	329,966
NuScale Power Corp. (a) (b)	11,800	107,262
nVent Electric PLC	53,000	2,275,820
Plug Power, Inc. (a) (b)	161,688	1,894,983
Powell Industries, Inc.	2,900	123,511
Preformed Line Products Co.	1,000	128,040
Regal Rexnord Corp.	20,345	2,863,152
Sensata Technologies Holding PLC	46,847	2,343,287
Shoals Technologies Group, Inc. Class A (a)	50,000	1,139,500
Stem, Inc. (a) (b)	41,800	237,006
SunPower Corp. (a) (b)	23,955	331,537
Sunrun, Inc. (a)	63,789	1,285,348
Thermon Group Holdings, Inc. (a)	11,780	293,558
TPI Composites, Inc. (a) (b)	10,100	131,805
Vertiv Holdings Co.	94,100	1,346,571
Vicor Corp. (a)	6,576	308,677
		29,669,193
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.0%
908 Devices, Inc. (a)	10,400	89,440
Advanced Energy Industries, Inc.	11,554	1,132,292
Aeva Technologies, Inc. (a)	23,500	27,965
AEye, Inc. (a)	27,100	8,531
Akoustis Technologies, Inc. (a) (b)	15,100	46,508
Arlo Technologies, Inc. (a)	33,317	201,901
Security Description	Shares	Value
Arrow Electronics, Inc. (a)	18,694	$2,334,320
Avnet, Inc.	27,897	1,260,944
Badger Meter, Inc.	9,476	1,154,366
Belden, Inc.	12,963	1,124,800
Benchmark Electronics, Inc.	10,031	237,634
Cepton, Inc. (a)	12,500	5,805
Cognex Corp.	53,371	2,644,533
Coherent Corp. (a) (b)	36,014	1,371,413
CTS Corp.	9,287	459,335
ePlus, Inc. (a)	8,236	403,893
Evolv Technologies Holdings, Inc. (a)	25,400	79,248
Fabrinet (a)	12,000	1,425,120
FARO Technologies, Inc. (a)	6,088	149,826
Focus Universal, Inc. (a) (b)	6,600	16,500
Identiv, Inc. (a)	5,900	36,226
Insight Enterprises, Inc. (a)	9,878	1,412,159
IPG Photonics Corp. (a)	9,800	1,208,438
Itron, Inc. (a)	13,999	776,245
Jabil, Inc.	40,167	3,541,123
Kimball Electronics, Inc. (a)	6,544	157,710
Knowles Corp. (a)	27,468	466,956
Lightwave Logic, Inc. (a)	32,500	169,975
Littelfuse, Inc.	7,999	2,144,452
Methode Electronics, Inc.	10,980	481,802
MicroVision, Inc. (a) (b)	47,600	127,092
Mirion Technologies, Inc. (a) (b)	42,200	360,388
Napco Security Technologies, Inc. (a)	9,356	351,599
National Instruments Corp.	41,482	2,174,072
nLight, Inc. (a)	11,188	113,894
Novanta, Inc. (a) (b)	11,226	1,785,944
OSI Systems, Inc. (a)	4,739	485,084
Ouster, Inc. (a) (b)	129,129	108,042
PAR Technology Corp. (a) (b)	7,500	254,700
PC Connection, Inc.	2,960	133,082
Plexus Corp. (a)	8,000	780,560
Rogers Corp. (a)	5,695	930,734
Sanmina Corp. (a)	17,075	1,041,404
ScanSource, Inc. (a)	7,909	240,750
SmartRent, Inc. (a)	32,900	83,895
TD SYNNEX Corp.	15,084	1,459,980
TTM Technologies, Inc. (a)	32,500	438,425
Vishay Intertechnology, Inc.	39,145	885,460
Vishay Precision Group, Inc. (a)	3,900	162,864
Vontier Corp.	47,800	1,306,852
		37,794,281
ENERGY EQUIPMENT & SERVICES — 0.9%
Archrock, Inc.	42,242	412,704
Borr Drilling Ltd. (a)	62,100	470,718
Bristow Group, Inc. (a)	6,933	155,299
Cactus, Inc. Class A	18,243	752,159
ChampionX Corp.	61,800	1,676,634
Diamond Offshore Drilling, Inc. (a)	29,900	359,996
DMC Global, Inc. (a)	6,000	131,820

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Dril-Quip, Inc. (a)	10,275	$294,790
Expro Group Holdings NV (a)	26,983	495,408
Helix Energy Solutions Group, Inc. (a)	41,209	318,958
Helmerich & Payne, Inc.	32,400	1,158,300
Liberty Energy, Inc.	42,900	549,549
Nabors Industries Ltd. (a)	2,927	356,830
National Energy Services Reunited Corp. (a) (b)	8,800	46,288
Newpark Resources, Inc. (a)	28,900	111,265
NexTier Oilfield Solutions, Inc. (a) (b)	51,998	413,384
Noble Corp. PLC (a)	25,400	1,002,538
NOV, Inc.	126,800	2,347,068
Oceaneering International, Inc. (a)	30,081	530,328
Oil States International, Inc. (a)	15,966	132,997
Patterson-UTI Energy, Inc.	65,260	763,542
ProFrac Holding Corp. Class A (a)	7,300	92,491
ProPetro Holding Corp. (a)	30,499	219,288
RPC, Inc.	24,210	186,175
Select Energy Services, Inc. Class A	23,092	160,720
Solaris Oilfield Infrastructure, Inc. Class A	11,200	95,648
TETRA Technologies, Inc. (a)	30,000	79,500
Tidewater, Inc. (a)	15,025	662,302
U.S. Silica Holdings, Inc. (a)	22,788	272,089
Valaris Ltd. (a)	18,200	1,184,092
Weatherford International PLC (a)	21,900	1,299,765
		16,732,645
ENTERTAINMENT — 1.4%
AMC Entertainment Holdings, Inc. Class A (a) (b)	161,711	810,172
Cinemark Holdings, Inc. (a) (b)	34,038	503,422
IMAX Corp. (a)	14,333	274,907
Liberty Media Corp.-Liberty Braves Class A (a) (b)	3,138	108,512
Liberty Media Corp.-Liberty Braves Class C (a)	10,975	369,748
Liberty Media Corp.-Liberty Formula One Class A (a)	7,001	472,567
Liberty Media Corp.-Liberty Formula One Class C (a)	63,186	4,728,208
Lions Gate Entertainment Corp. Class A (a)	17,124	189,563
Lions Gate Entertainment Corp. Class B (a)	37,089	384,984
Madison Square Garden Entertainment Corp. (a)	8,126	480,003
Madison Square Garden Sports Corp.	5,773	1,124,869
Marcus Corp.	6,137	98,192
Playstudios, Inc. (a)	21,300	78,597
Playtika Holding Corp. (a)	26,682	300,439
Security Description	Shares	Value
Reservoir Media, Inc. (a)	6,200	$40,424
ROBLOX Corp. Class A (a)	141,600	6,369,168
Roku, Inc. (a)	39,123	2,575,076
Skillz, Inc. (a)	152,900	90,700
Spotify Technology SA (a)	43,956	5,873,401
Vivid Seats, Inc. Class A (a)	6,100	46,543
World Wrestling Entertainment, Inc. Class A (b)	13,142	1,199,339
		26,118,834
FOOD PRODUCTS — 1.0%
Alico, Inc. (b)	1,600	38,720
AppHarvest, Inc. (a)	35,700	21,859
B&G Foods, Inc.	22,100	343,213
Benson Hill, Inc. (a) (b)	45,200	51,980
Beyond Meat, Inc. (a) (b)	17,762	288,277
BRC, Inc. Class A (a) (b)	7,400	38,036
Calavo Growers, Inc. (b)	4,381	126,041
Cal-Maine Foods, Inc.	11,662	710,099
Darling Ingredients, Inc. (a)	50,705	2,961,172
Flowers Foods, Inc.	58,831	1,612,558
Fresh Del Monte Produce, Inc.	9,347	281,438
Freshpet, Inc. (a)	14,142	936,059
Hain Celestial Group, Inc. (a)	26,701	457,922
Hostess Brands, Inc. (a)	41,200	1,025,056
Ingredion, Inc.	20,257	2,060,745
J & J Snack Foods Corp.	4,691	695,300
John B Sanfilippo & Son, Inc.	2,870	278,161
Lancaster Colony Corp.	5,966	1,210,382
Lifecore Biomedical, Inc. (a) (b)	6,400	24,160
Local Bounti Corp. (a) (b)	20,600	16,420
Mission Produce, Inc. (a)	11,100	123,321
Pilgrim's Pride Corp. (a)	13,821	320,371
Post Holdings, Inc. (a)	17,313	1,555,919
Seaboard Corp.	78	294,061
Seneca Foods Corp. Class A (a)	1,449	75,739
Simply Good Foods Co. (a)	26,800	1,065,836
Sovos Brands, Inc. (a)	11,100	185,148
SunOpta, Inc. (a)	29,600	227,920
Tattooed Chef, Inc. (a) (b)	11,500	16,330
Tootsie Roll Industries, Inc.	7,089	318,367
TreeHouse Foods, Inc. (a)	16,181	816,008
Utz Brands, Inc.	21,300	350,811
Vital Farms, Inc. (a)	10,000	153,000
Whole Earth Brands, Inc. (a)	11,000	28,160
		18,708,589
GAS UTILITIES — 0.6%
Brookfield Infrastructure Corp. Class A (b)	30,472	1,403,540
Chesapeake Utilities Corp.	5,321	681,035
National Fuel Gas Co.	27,470	1,586,118
New Jersey Resources Corp.	29,344	1,561,101
Northwest Natural Holding Co.	10,382	493,768
ONE Gas, Inc.	16,521	1,308,959
Southwest Gas Holdings, Inc.	20,539	1,282,660
Spire, Inc.	15,439	1,082,891

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
UGI Corp.	65,335	$2,271,045
		11,671,117
GROUND TRANSPORTATION — 2.0%
ArcBest Corp.	7,767	717,826
Avis Budget Group, Inc. (a)	7,872	1,533,465
Bird Global, Inc. Class A (a) (b)	37,700	10,552
Covenant Logistics Group, Inc.	2,745	97,228
Daseke, Inc. (a)	11,464	88,617
Heartland Express, Inc.	13,955	222,164
Hertz Global Holdings, Inc. (a) (b)	58,500	952,965
Knight-Swift Transportation Holdings, Inc.	48,616	2,750,693
Landstar System, Inc.	11,058	1,982,257
Lyft, Inc. Class A (a)	101,510	940,998
Marten Transport Ltd.	17,548	367,631
PAM Transportation Services, Inc. (a)	1,600	45,808
RXO, Inc. (a)	34,990	687,204
Ryder System, Inc.	14,939	1,333,156
Saia, Inc. (a) (b)	8,155	2,218,812
Schneider National, Inc. Class B	15,900	425,325
TuSimple Holdings, Inc. Class A (a)	51,200	75,264
Uber Technologies, Inc. (a)	605,772	19,202,972
U-Haul Holding Co. (b) (c)	2,844	169,645
U-Haul Holding Co. (c)	26,996	1,399,743
Universal Logistics Holdings, Inc.	2,829	82,465
Werner Enterprises, Inc.	18,700	850,663
XPO, Inc. (a)	31,190	994,961
		37,150,414
HEALTH CARE EQUIPMENT & SUPPLIES — 2.4%
Alphatec Holdings, Inc. (a) (b)	22,900	357,240
AngioDynamics, Inc. (a)	12,497	129,219
Artivion, Inc. (a)	9,992	130,895
AtriCure, Inc. (a)	13,900	576,155
Atrion Corp.	468	293,862
Avanos Medical, Inc. (a)	13,300	395,542
Axogen, Inc. (a)	10,300	97,335
Axonics, Inc. (a)	15,063	821,837
Bioventus, Inc. Class A (a) (b)	7,299	7,810
Butterfly Network, Inc. (a) (b)	39,200	73,696
Cardiovascular Systems, Inc. (a)	12,050	239,313
Cerus Corp. (a) (b)	54,809	162,783
CONMED Corp.	9,700	1,007,442
Cue Health, Inc. (a)	29,000	52,780
Cutera, Inc. (a) (b)	4,500	106,290
Embecta Corp.	18,300	514,596
Enovis Corp. (a)	15,975	854,503
Envista Holdings Corp. (a)	49,968	2,042,692
Figs, Inc. Class A (a) (b)	38,300	237,077
Glaukos Corp. (a)	14,716	737,272
Globus Medical, Inc. Class A (a)	24,132	1,366,836
Security Description	Shares	Value
Haemonetics Corp. (a)	15,193	$1,257,221
Heska Corp. (a)	3,096	302,231
ICU Medical, Inc. (a) (b)	6,280	1,035,949
Inari Medical, Inc. (a) (b)	14,939	922,334
Inogen, Inc. (a)	5,692	71,036
Inspire Medical Systems, Inc. (a)	9,009	2,108,737
Integer Holdings Corp. (a)	9,983	773,682
Integra LifeSciences Holdings Corp. (a)	23,593	1,354,474
iRadimed Corp.	1,900	74,765
iRhythm Technologies, Inc. (a)	9,226	1,144,301
Lantheus Holdings, Inc. (a)	20,861	1,722,284
LeMaitre Vascular, Inc.	5,951	306,298
LivaNova PLC (a)	16,150	703,817
Masimo Corp. (a)	14,809	2,732,853
Merit Medical Systems, Inc. (a)	16,900	1,249,755
Mesa Laboratories, Inc. (b)	1,498	261,745
Nano-X Imaging Ltd. (a) (b)	13,000	75,010
Neogen Corp. (a)	65,942	1,221,246
Nevro Corp. (a)	11,609	419,665
Novocure Ltd. (a) (b)	32,955	1,981,914
NuVasive, Inc. (a)	17,080	705,575
Omnicell, Inc. (a)	13,166	772,449
OraSure Technologies, Inc. (a)	23,400	141,570
Orthofix Medical, Inc. (a)	14,765	247,314
OrthoPediatrics Corp. (a)	4,668	206,746
Outset Medical, Inc. (a) (b)	14,400	264,960
Owlet, Inc. (a)	25,900	8,402
Paragon 28, Inc. (a)	14,400	245,808
Penumbra, Inc. (a)	11,116	3,097,918
PROCEPT BioRobotics Corp. (a)	7,700	218,680
Pulmonx Corp. (a) (b)	12,100	135,278
QuidelOrtho Corp. (a)	15,125	1,347,486
RxSight, Inc. (a)	7,800	130,104
Senseonics Holdings, Inc. (a) (b)	148,000	105,080
Shockwave Medical, Inc. (a)	10,870	2,356,942
SI-BONE, Inc. (a)	10,260	201,814
Sight Sciences, Inc. (a) (b)	6,000	52,440
Silk Road Medical, Inc. (a)	11,469	448,782
STAAR Surgical Co. (a) (b)	14,869	950,873
Surmodics, Inc. (a)	4,581	104,355
Tactile Systems Technology, Inc. (a)	6,900	113,298
Tandem Diabetes Care, Inc. (a)	19,892	807,814
Tenon Medical, Inc. (a)	7,300	12,921
TransMedics Group, Inc. (a)	9,500	719,435
Treace Medical Concepts, Inc. (a)	10,600	267,014
UFP Technologies, Inc. (a)	2,100	272,664
Utah Medical Products, Inc.	936	88,705
Varex Imaging Corp. (a) (b)	14,408	262,081
Vicarious Surgical, Inc. (a)	13,000	29,510
ViewRay, Inc. (a)	40,506	140,151
Zimvie, Inc. (a) (b)	4,900	35,427

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Zynex, Inc. (a) (b)	5,370	$64,440
		44,480,528
HEALTH CARE PROVIDERS & SERVICES — 1.7%
23andMe Holding Co. Class A (a)	71,400	162,792
Acadia Healthcare Co., Inc. (a)	28,282	2,043,375
Accolade, Inc. (a) (b)	21,800	313,484
AdaptHealth Corp. (a) (b)	21,700	269,731
Addus HomeCare Corp. (a)	4,616	492,804
Agiliti, Inc. (a) (b)	8,100	129,438
agilon health, Inc. (a) (b)	58,900	1,398,875
AirSculpt Technologies, Inc. (b)	2,700	13,608
Alignment Healthcare, Inc. (a)	27,900	177,444
Amedisys, Inc. (a)	10,006	735,941
AMN Healthcare Services, Inc. (a)	13,148	1,090,758
Apollo Medical Holdings, Inc. (a) (b)	11,573	422,067
ATI Physical Therapy, Inc. (a) (b)	16,800	4,271
Aveanna Healthcare Holdings, Inc. (a) (b)	26,800	27,872
Brookdale Senior Living, Inc. (a)	61,041	180,071
Cano Health, Inc. (a) (b)	46,800	42,588
CareMax, Inc. (a) (b)	15,800	42,186
Castle Biosciences, Inc. (a)	6,700	152,224
Chemed Corp.	4,565	2,454,829
Clover Health Investments Corp. (a) (b)	110,400	93,299
Community Health Systems, Inc. (a)	38,567	188,978
CorVel Corp. (a)	2,700	513,756
Cross Country Healthcare, Inc. (a)	11,058	246,815
DocGo, Inc. (a) (b)	25,500	220,575
Encompass Health Corp.	30,003	1,623,162
Enhabit, Inc. (a)	15,251	212,141
Ensign Group, Inc.	16,870	1,611,760
Fulgent Genetics, Inc. (a) (b)	5,771	180,171
GeneDx Holdings Corp. (a)	148,900	54,349
Guardant Health, Inc. (a)	30,351	711,427
HealthEquity, Inc. (a)	25,263	1,483,191
Hims & Hers Health, Inc. (a)	38,400	380,928
Innovage Holding Corp. (a)	4,600	36,708
Invitae Corp. (a) (b)	87,000	117,450
Joint Corp. (a)	3,350	56,381
LifeStance Health Group, Inc. (a) (b)	25,900	192,437
ModivCare, Inc. (a)	3,754	315,636
National HealthCare Corp.	4,441	257,889
National Research Corp.	4,600	200,146
NeoGenomics, Inc. (a)	38,329	667,308
Oak Street Health, Inc. (a) (b)	37,209	1,439,244
OmniAb, Inc. (a) (e)	3,212	—
Oncology Institute, Inc. (a)	8,600	5,830
OPKO Health, Inc. (a) (b)	115,318	168,364
Security Description	Shares	Value
Option Care Health, Inc. (a)	51,207	$1,626,846
Owens & Minor, Inc. (a)	22,719	330,561
P3 Health Partners, Inc. (a) (b)	10,400	11,024
Patterson Cos., Inc.	28,300	757,591
Pediatrix Medical Group, Inc. (a)	26,474	394,727
Pennant Group, Inc. (a)	7,117	101,631
PetIQ, Inc. (a)	7,826	89,529
Premier, Inc. Class A	37,345	1,208,858
Privia Health Group, Inc. (a)	15,800	436,238
Progyny, Inc. (a)	23,600	758,032
R1 RCM, Inc. (a) (b)	44,487	667,305
RadNet, Inc. (a)	15,776	394,873
Select Medical Holdings Corp.	32,234	833,249
Surgery Partners, Inc. (a) (b)	15,395	530,666
Tenet Healthcare Corp. (a)	32,622	1,938,399
U.S. Physical Therapy, Inc.	3,822	374,212
		31,586,044
HEALTH CARE REITs — 0.5%
CareTrust REIT, Inc.	31,728	621,234
Community Healthcare Trust, Inc. REIT	6,747	246,940
Diversified Healthcare Trust REIT	73,977	99,869
Global Medical REIT, Inc.	19,400	176,734
Healthcare Realty Trust, Inc. REIT	117,499	2,271,256
LTC Properties, Inc. REIT	12,324	432,942
Medical Properties Trust, Inc. REIT (b)	183,561	1,508,871
National Health Investors, Inc. REIT	12,545	647,071
Omega Healthcare Investors, Inc. REIT	71,607	1,962,748
Physicians Realty Trust REIT	67,831	1,012,717
Sabra Health Care REIT, Inc.	69,355	797,583
Universal Health Realty Income Trust REIT	3,888	187,052
		9,965,017
HEALTH CARE TECHNOLOGY — 0.8%
American Well Corp. Class A (a)	63,600	150,096
Babylon Holdings Ltd. Class A (a) (b)	4,425	22,523
Certara, Inc. (a) (b)	36,300	875,193
Computer Programs & Systems, Inc. (a)	3,904	117,901
Definitive Healthcare Corp. (a)	9,700	100,201
Doximity, Inc. Class A (a) (b)	35,200	1,139,776
Evolent Health, Inc. Class A (a)	24,865	806,869
Health Catalyst, Inc. (a)	19,300	225,231
HealthStream, Inc. (a)	6,399	173,413
Multiplan Corp. (a) (b)	112,400	119,144
NextGen Healthcare, Inc. (a)	17,300	301,193
Nutex Health, Inc. (a)	72,800	73,528
OptimizeRx Corp. (a)	4,396	64,313
Pear Therapeutics, Inc. (a)	20,300	5,176
Phreesia, Inc. (a)	14,800	477,892

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Schrodinger, Inc. (a)	16,208	$426,757
Sharecare, Inc. (a)	91,500	129,930
Simulations Plus, Inc.	5,097	223,962
Teladoc Health, Inc. (a) (b)	55,704	1,442,734
Veeva Systems, Inc. Class A (a)	43,767	8,043,937
Veradigm, Inc. (a)	32,012	417,757
		15,337,526
HOTEL & RESORT REITs — 0.4%
Apple Hospitality REIT, Inc.	65,100	1,010,352
Ashford Hospitality Trust, Inc. REIT (a) (b)	8,710	27,959
Braemar Hotels & Resorts, Inc. REIT (b)	26,200	101,132
Chatham Lodging Trust REIT	14,560	152,734
DiamondRock Hospitality Co. REIT	62,500	508,125
Hersha Hospitality Trust REIT	7,976	53,599
Park Hotels & Resorts, Inc. REIT	67,834	838,428
Pebblebrook Hotel Trust REIT (b)	38,457	539,936
RLJ Lodging Trust REIT	46,955	497,723
Ryman Hospitality Properties, Inc. REIT	16,827	1,509,887
Service Properties Trust REIT	50,374	501,725
Summit Hotel Properties, Inc. REIT	31,200	218,400
Sunstone Hotel Investors, Inc. REIT	62,319	615,712
Xenia Hotels & Resorts, Inc. REIT	36,100	472,549
		7,048,261
HOTELS, RESTAURANTS & LEISURE — 3.4%
Accel Entertainment, Inc. (a)	15,200	138,472
Airbnb, Inc. Class A (a)	118,700	14,766,280
Aramark	72,940	2,611,252
Bally's Corp. (a)	10,165	198,421
Biglari Holdings, Inc. Class B (a)	230	38,916
BJ's Restaurants, Inc. (a)	7,606	221,639
Bloomin' Brands, Inc.	26,193	671,850
Bluegreen Vacations Holding Corp. (b)	4,200	114,996
Bowlero Corp. (a)	11,200	189,840
Boyd Gaming Corp.	23,898	1,532,340
Brinker International, Inc. (a)	13,030	495,140
Century Casinos, Inc. (a)	9,361	68,616
Cheesecake Factory, Inc. (b)	14,455	506,648
Choice Hotels International, Inc. (b)	10,156	1,190,182
Churchill Downs, Inc.	11,008	2,829,606
Chuy's Holdings, Inc. (a)	6,053	217,000
Cracker Barrel Old Country Store, Inc. (b)	6,608	750,669
Dave & Buster's Entertainment, Inc. (a)	13,216	486,217
Denny's Corp. (a)	17,341	193,525
Security Description	Shares	Value
Dine Brands Global, Inc.	4,630	$313,173
DoorDash, Inc. Class A (a)	79,189	5,033,253
DraftKings, Inc. Class A (a)	110,123	2,131,981
El Pollo Loco Holdings, Inc. (b)	6,500	62,335
Everi Holdings, Inc. (a)	25,995	445,814
F45 Training Holdings, Inc. (a) (b)	8,500	9,860
First Watch Restaurant Group, Inc. (a) (b)	4,800	77,088
Full House Resorts, Inc. (a)	8,500	61,455
Golden Entertainment, Inc. (a)	5,625	244,744
Hilton Grand Vacations, Inc. (a)	26,571	1,180,549
Hyatt Hotels Corp. Class A (a)	15,059	1,683,446
Inspirato, Inc. (a)	5,700	5,466
Inspired Entertainment, Inc. (a)	5,200	66,508
International Game Technology PLC (b)	29,935	802,258
Jack in the Box, Inc.	6,297	551,554
Krispy Kreme, Inc. (b)	21,600	335,880
Kura Sushi USA, Inc. Class A (a) (b)	1,200	79,008
Life Time Group Holdings, Inc. (a) (b)	12,800	204,288
Light & Wonder, Inc. Class A (a)	29,164	1,751,298
Lindblad Expeditions Holdings, Inc. (a) (b)	11,889	113,659
Marriott Vacations Worldwide Corp.	11,440	1,542,798
Monarch Casino & Resort, Inc.	4,100	304,015
NEOGAMES SA (a)	3,300	50,160
Noodles & Co. (a)	12,300	59,655
ONE Group Hospitality, Inc. (a)	5,300	42,930
Papa John's International, Inc. (b)	10,188	763,387
Penn Entertainment, Inc. (a) (b)	48,000	1,423,680
Planet Fitness, Inc. Class A (a)	26,543	2,061,595
Portillo's, Inc. Class A (a)	9,900	211,563
RCI Hospitality Holdings, Inc.	2,900	226,693
Red Rock Resorts, Inc. Class A (b)	15,786	703,582
Rush Street Interactive, Inc. (a) (b)	15,300	47,583
Ruth's Hospitality Group, Inc.	12,600	206,892
Sabre Corp. (a) (b)	96,135	412,419
SeaWorld Entertainment, Inc. (a)	13,017	798,072
Shake Shack, Inc. Class A (a)	11,230	623,153
Six Flags Entertainment Corp. (a)	22,595	603,512
Sonder Holdings, Inc. (a)	71,800	54,360
Sweetgreen, Inc. Class A (a) (b)	25,700	201,488
Target Hospitality Corp. (a)	9,200	120,888
Texas Roadhouse, Inc.	20,477	2,212,745
Travel & Leisure Co.	24,200	948,640
Vacasa, Inc. Class A (a)	27,600	26,557
Vail Resorts, Inc.	12,690	2,965,399
Wendy's Co.	51,958	1,131,645

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Wingstop, Inc.	9,165	$1,682,511
Wyndham Hotels & Resorts, Inc.	26,516	1,799,111
Xponential Fitness, Inc. Class A (a) (b)	6,300	191,457
		63,791,716
HOUSEHOLD DURABLES — 1.1%
Aterian, Inc. (a)	15,600	13,418
Beazer Homes USA, Inc. (a)	14,196	225,432
Cavco Industries, Inc. (a)	2,776	882,046
Century Communities, Inc.	8,451	540,188
Dream Finders Homes, Inc. Class A (a) (b)	6,200	82,150
Ethan Allen Interiors, Inc. (b)	7,100	194,966
GoPro, Inc. Class A (a) (b)	43,122	216,904
Green Brick Partners, Inc. (a)	8,602	301,586
Helen of Troy Ltd. (a) (b)	7,164	681,798
Hovnanian Enterprises, Inc. Class A (a)	1,800	122,112
Installed Building Products, Inc.	7,514	856,821
iRobot Corp. (a)	7,943	346,633
KB Home	22,600	908,068
Landsea Homes Corp. (a)	1,600	9,696
La-Z-Boy, Inc.	13,033	379,000
Legacy Housing Corp. (a)	2,120	48,251
Leggett & Platt, Inc.	41,200	1,313,456
LGI Homes, Inc. (a)	6,325	721,240
Lifetime Brands, Inc.	3,800	22,344
Lovesac Co. (a) (b)	3,587	103,664
M/I Homes, Inc. (a)	8,191	516,770
MDC Holdings, Inc.	17,155	666,815
Meritage Homes Corp.	11,167	1,303,859
Purple Innovation, Inc. (a) (b)	15,896	41,965
Skyline Champion Corp. (a)	16,637	1,251,602
Snap One Holdings Corp. (a) (b)	4,200	39,270
Sonos, Inc. (a) (b)	39,030	765,769
Taylor Morrison Home Corp. (a)	32,358	1,238,017
Tempur Sealy International, Inc.	51,268	2,024,573
Toll Brothers, Inc.	34,684	2,082,081
TopBuild Corp. (a)	9,874	2,055,174
Traeger, Inc. (a)	6,700	27,537
Tri Pointe Homes, Inc. (a)	31,283	792,086
Tupperware Brands Corp. (a) (b)	11,381	28,452
Universal Electronics, Inc. (a)	2,939	29,801
Vizio Holding Corp. Class A (a)	19,900	182,682
Vuzix Corp. (a) (b)	14,900	61,686
		21,077,912
HOUSEHOLD PRODUCTS — 0.2%
Central Garden & Pet Co. (a)	4,000	164,240
Central Garden & Pet Co. Class A (a)	10,782	421,253
Energizer Holdings, Inc.	20,558	713,362
Security Description	Shares	Value
Reynolds Consumer Products, Inc.	17,300	$475,750
Spectrum Brands Holdings, Inc.	12,469	825,697
WD-40 Co. (b)	4,353	775,052
		3,375,354
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS — 0.4%
Altus Power, Inc. (a)	30,100	164,948
Brookfield Renewable Corp. Class A (b)	39,779	1,390,276
Clearway Energy, Inc. Class A	12,726	382,162
Clearway Energy, Inc. Class C	24,700	773,851
Montauk Renewables, Inc. (a) (b)	18,500	145,595
Ormat Technologies, Inc.	16,192	1,372,596
Sunnova Energy International, Inc. (a) (b)	29,500	460,790
Vistra Corp.	124,707	2,992,968
		7,683,186
INDUSTRIAL CONGLOMERATES — 0.0% (d)
Brookfield Business Corp. Class A	8,400	166,488
INDUSTRIAL REITs — 0.9%
Americold Realty Trust, Inc. REIT	83,366	2,371,763
EastGroup Properties, Inc. REIT	12,558	2,076,089
First Industrial Realty Trust, Inc. REIT	40,715	2,166,038
Indus Realty Trust, Inc. REIT (b)	2,062	136,690
Industrial Logistics Properties Trust REIT	28,228	86,660
Innovative Industrial Properties, Inc. REIT (b)	8,733	663,621
LXP Industrial Trust REIT	79,200	816,552
Plymouth Industrial REIT, Inc.	9,800	205,898
Rexford Industrial Realty, Inc. REIT	62,543	3,730,690
STAG Industrial, Inc. REIT	60,150	2,034,273
Star Holdings (a)	5,029	87,454
Terreno Realty Corp. REIT	24,824	1,603,630
		15,979,358
INSURANCE — 2.7%
Ambac Financial Group, Inc. (a)	14,394	222,819
American Equity Investment Life Holding Co.	21,572	787,162
American Financial Group, Inc.	20,819	2,529,509
AMERISAFE, Inc.	6,534	319,839
Argo Group International Holdings Ltd.	9,860	288,799
Assured Guaranty Ltd.	17,419	875,653
Axis Capital Holdings Ltd.	24,099	1,313,877
Bright Health Group, Inc. (a) (b)	182,300	40,161
Brighthouse Financial, Inc. (a)	20,373	898,653
BRP Group, Inc. Class A (a) (b)	19,505	496,597
CNA Financial Corp.	9,091	354,822

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CNO Financial Group, Inc.	34,379	$762,870
Crawford & Co. Class A	4,000	33,440
Donegal Group, Inc. Class A	8,871	135,549
eHealth, Inc. (a)	7,107	66,522
Employers Holdings, Inc.	8,100	337,689
Enstar Group Ltd. (a)	3,365	779,973
Erie Indemnity Co. Class A	8,118	1,880,616
F&G Annuities & Life, Inc.	5,550	100,566
Fidelity National Financial, Inc.	82,436	2,879,489
First American Financial Corp.	31,114	1,731,805
Genworth Financial, Inc. Class A (a)	149,382	749,898
Goosehead Insurance, Inc. Class A (a) (b)	6,419	335,072
Greenlight Capital Re Ltd. Class A (a)	6,400	60,096
Hanover Insurance Group, Inc.	10,935	1,405,148
HCI Group, Inc. (b)	1,773	95,033
Hippo Holdings, Inc. (a) (b)	4,735	76,849
Horace Mann Educators Corp.	12,100	405,108
Investors Title Co.	343	51,793
James River Group Holdings Ltd.	11,400	235,410
Kemper Corp.	19,207	1,049,855
Kinsale Capital Group, Inc.	6,649	1,995,697
Lemonade, Inc. (a)	15,000	213,900
Markel Corp. (a)	4,195	5,358,735
MBIA, Inc. (a)	13,397	124,056
Mercury General Corp.	8,037	255,094
National Western Life Group, Inc. Class A	680	164,982
NI Holdings, Inc. (a)	1,900	24,700
Old Republic International Corp.	86,762	2,166,447
Oscar Health, Inc. Class A (a)	36,600	239,364
Palomar Holdings, Inc. (a)	7,510	414,552
Primerica, Inc.	11,264	1,940,111
ProAssurance Corp.	16,305	301,316
Reinsurance Group of America, Inc.	20,846	2,767,515
RenaissanceRe Holdings Ltd.	13,275	2,659,514
RLI Corp.	11,878	1,578,705
Root, Inc. Class A (a) (b)	1,572	7,090
Ryan Specialty Holdings, Inc. (a) (b)	25,700	1,034,168
Safety Insurance Group, Inc.	4,068	303,147
Selective Insurance Group, Inc.	18,098	1,725,282
Selectquote, Inc. (a)	36,303	78,778
SiriusPoint Ltd. (a)	31,600	256,908
Skyward Specialty Insurance Group, Inc. (a)	2,700	59,049
Stewart Information Services Corp.	8,165	329,458
Tiptree, Inc.	9,300	135,501
Trean Insurance Group, Inc. (a)	6,600	40,392
Trupanion, Inc. (a) (b)	11,600	497,524
United Fire Group, Inc.	6,463	171,593
Security Description	Shares	Value
Universal Insurance Holdings, Inc.	8,817	$160,646
Unum Group	61,900	2,448,764
White Mountains Insurance Group Ltd.	851	1,172,244
		49,925,904
INTERACTIVE MEDIA & SERVICES — 0.8%
Arena Group Holdings, Inc. (a) (b)	2,800	11,900
Bumble, Inc. Class A (a)	32,000	625,600
Cargurus, Inc. (a)	30,600	571,608
Cars.com, Inc. (a)	19,400	374,420
DHI Group, Inc. (a)	11,000	42,680
Eventbrite, Inc. Class A (a) (b)	21,593	185,268
EverQuote, Inc. Class A (a)	6,135	85,277
fuboTV, Inc. (a) (b)	68,000	82,280
IAC, Inc. (a)	25,537	1,317,709
Leafly Holdings, Inc. (a)	15,600	6,238
MediaAlpha, Inc. Class A (a)	6,900	103,362
Outbrain, Inc. (a) (b)	9,700	40,061
Pinterest, Inc. Class A (a)	186,709	5,091,554
QuinStreet, Inc. (a)	15,398	244,366
Shutterstock, Inc.	8,350	606,210
TripAdvisor, Inc. (a)	30,300	601,758
TrueCar, Inc. (a)	28,866	66,392
Vimeo, Inc. (a)	37,123	142,181
Vinco Ventures, Inc. (a)	62,000	19,921
Wejo Group Ltd. (a) (b)	23,400	11,536
Yelp, Inc. (a)	21,691	665,914
Ziff Davis, Inc. (a)	14,606	1,139,998
ZipRecruiter, Inc. Class A (a) (b)	24,300	387,342
ZoomInfo Technologies, Inc. (a)	85,900	2,122,589
		14,546,164
IT SERVICES — 2.6%
Amdocs Ltd.	37,135	3,566,074
BigCommerce Holdings, Inc. Class 1 (a)	18,100	161,814
Brightcove, Inc. (a)	10,571	47,041
Cerberus Cyber Sentinel Corp. (a) (b)	16,300	5,509
Cloudflare, Inc. Class A (a) (b)	89,095	5,493,598
Cyxtera Technologies, Inc. (a) (b)	10,300	3,146
DigitalOcean Holdings, Inc. (a) (b)	21,000	822,570
Edgio, Inc. (a)	34,599	27,371
Fastly, Inc. Class A (a)	35,043	622,364
Globant SA (a)	12,694	2,081,943
GoDaddy, Inc. Class A (a)	50,292	3,908,694
Grid Dynamics Holdings, Inc. (a)	16,900	193,674
Hackett Group, Inc.	6,890	127,327
Information Services Group, Inc.	8,400	42,756
Kyndryl Holdings, Inc. (a)	63,700	940,212
MongoDB, Inc. (a)	20,978	4,890,391

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Okta, Inc. (a)	47,775	$4,120,116
Perficient, Inc. (a)	10,349	747,094
PFSweb, Inc.	4,000	16,960
Rackspace Technology, Inc. (a) (b)	14,800	27,824
Snowflake, Inc. Class A (a)	98,092	15,134,615
Squarespace, Inc. Class A (a)	9,800	311,346
Thoughtworks Holding, Inc. (a) (b)	27,000	198,720
Tucows, Inc. Class A (a) (b)	2,376	46,213
Twilio, Inc. Class A (a)	55,524	3,699,564
Unisys Corp. (a)	20,300	78,764
Wix.com Ltd. (a)	17,297	1,726,241
		49,041,941
LEISURE EQUIPMENT & PRODUCTS — 0.6%
Acushnet Holdings Corp. (b)	10,172	518,162
AMMO, Inc. (a) (b)	22,700	44,719
Brunswick Corp.	23,826	1,953,732
Clarus Corp. (b)	6,965	65,819
Johnson Outdoors, Inc. Class A	1,380	86,954
Latham Group, Inc. (a)	10,300	29,458
Malibu Boats, Inc. Class A (a)	6,265	353,659
Marine Products Corp.	1,680	22,159
MasterCraft Boat Holdings, Inc. (a)	5,665	172,386
Mattel, Inc. (a)	107,639	1,981,634
Peloton Interactive, Inc. Class A (a) (b)	96,703	1,096,612
Polaris, Inc.	17,203	1,903,168
Smith & Wesson Brands, Inc.	15,026	184,970
Solo Brands, Inc. Class A (a)	7,100	50,978
Sturm Ruger & Co., Inc.	5,485	315,058
Topgolf Callaway Brands Corp. (a)	42,541	919,737
Vista Outdoor, Inc. (a) (b)	16,821	466,110
YETI Holdings, Inc. (a)	26,434	1,057,360
		11,222,675
LIFE SCIENCES TOOLS & SERVICES — 1.2%
10X Genomics, Inc. Class A (a) (b)	29,045	1,620,421
AbCellera Biologics, Inc. (a) (b)	62,100	468,234
Adaptive Biotechnologies Corp. (a)	37,600	332,008
Akoya Biosciences, Inc. (a)	3,800	31,084
Alpha Teknova, Inc. (a)	2,300	6,808
Avantor, Inc. (a)	191,951	4,057,844
Azenta, Inc. (a)	22,541	1,005,779
BioLife Solutions, Inc. (a)	10,820	235,335
Bionano Genomics, Inc. (a) (b)	98,800	109,668
Bruker Corp.	33,397	2,633,020
Codexis, Inc. (a) (b)	17,921	74,193
CryoPort, Inc. (a) (b)	13,700	328,800
Cytek Biosciences, Inc. (a) (b)	34,600	317,974
Inotiv, Inc. (a) (b)	9,000	38,970
Security Description	Shares	Value
Maravai LifeSciences Holdings, Inc. Class A (a)	34,700	$486,147
MaxCyte, Inc. (a)	24,600	121,770
Medpace Holdings, Inc. (a)	7,701	1,448,173
NanoString Technologies, Inc. (a)	13,700	135,630
Nautilus Biotechnology, Inc. (a) (b)	10,000	27,700
OmniAb, Inc. (a)	25,056	92,206
Pacific Biosciences of California, Inc. (a) (b)	78,021	903,483
PhenomeX, Inc. (a) (b)	28,447	32,999
QIAGEN NV (a) (b)	71,681	3,292,308
Quanterix Corp. (a)	11,400	128,478
Quantum-Si, Inc. (a)	28,700	50,512
Repligen Corp. (a) (b)	17,417	2,932,326
Science 37 Holdings, Inc. (a)	14,200	3,999
Seer, Inc. (a)	15,300	59,058
Singular Genomics Systems, Inc. (a) (b)	15,100	18,271
SomaLogic, Inc. (a) (b)	49,300	125,715
Sotera Health Co. (a)	31,100	557,001
Syneos Health, Inc. (a)	31,294	1,114,692
		22,790,606
MACHINERY — 3.1%
3D Systems Corp. (a) (b)	39,765	426,281
AGCO Corp.	19,121	2,585,159
Alamo Group, Inc.	2,989	550,454
Albany International Corp. Class A	9,171	819,521
Allison Transmission Holdings, Inc.	28,659	1,296,533
Astec Industries, Inc.	7,206	297,248
Barnes Group, Inc.	14,314	576,568
Berkshire Grey, Inc. (a) (b)	41,500	57,270
Blue Bird Corp. (a)	4,922	100,556
Chart Industries, Inc. (a) (b)	13,170	1,651,518
CIRCOR International, Inc. (a)	5,147	160,175
Columbus McKinnon Corp.	8,848	328,792
Crane Holdings Co.	14,348	1,628,498
Desktop Metal, Inc. Class A (a) (b)	87,881	202,126
Donaldson Co., Inc.	38,686	2,527,743
Douglas Dynamics, Inc.	6,973	222,369
Energy Recovery, Inc. (a)	16,300	375,715
Enerpac Tool Group Corp.	17,391	443,470
EnPro Industries, Inc.	6,545	679,960
Esab Corp.	17,275	1,020,434
ESCO Technologies, Inc.	7,628	728,093
Evoqua Water Technologies Corp. (a)	36,300	1,804,836
Fathom Digital Manufacturing C Class A (a)	5,100	2,770
Federal Signal Corp.	18,400	997,464
Flowserve Corp.	40,300	1,370,200
Franklin Electric Co., Inc.	14,115	1,328,221

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Gates Industrial Corp. PLC (a)	39,400	$547,266
Gorman-Rupp Co.	7,000	175,000
Graco, Inc.	53,982	3,941,226
Greenbrier Cos., Inc.	10,094	324,724
Helios Technologies, Inc.	10,248	670,219
Hillenbrand, Inc.	21,268	1,010,868
Hillman Solutions Corp. (a)	40,200	338,484
Hydrofarm Holdings Group, Inc. (a) (b)	27,400	47,402
Hyliion Holdings Corp. (a) (b)	33,100	65,538
Hyster-Yale Materials Handling, Inc.	2,889	144,132
Hyzon Motors, Inc. (a) (b)	24,300	19,807
ITT, Inc.	26,988	2,329,064
John Bean Technologies Corp.	9,876	1,079,348
Kadant, Inc.	3,490	727,735
Kennametal, Inc.	25,917	714,791
Lightning eMotors, Inc. (a) (b)	12,500	3,581
Lincoln Electric Holdings, Inc.	17,705	2,993,915
Lindsay Corp.	3,275	494,951
Luxfer Holdings PLC	9,431	159,384
Manitowoc Co., Inc. (a)	12,075	206,362
Markforged Holding Corp. (a)	28,300	27,134
Microvast Holdings, Inc. (a) (b)	47,500	58,900
Middleby Corp. (a)	16,327	2,393,701
Miller Industries, Inc.	5,665	200,258
Mueller Industries, Inc.	17,284	1,270,028
Mueller Water Products, Inc. Class A	46,322	645,729
Nikola Corp. (a) (b)	105,500	127,655
Omega Flex, Inc. (b)	1,351	150,555
Oshkosh Corp.	20,142	1,675,412
Proterra, Inc. (a) (b)	68,000	103,360
Proto Labs, Inc. (a)	9,285	307,798
RBC Bearings, Inc. (a)	8,722	2,029,871
REV Group, Inc.	9,500	113,905
Sarcos Technology & Robotics Corp. (a)	29,000	13,766
Shyft Group, Inc.	11,329	257,735
SPX Technologies, Inc. (a)	13,289	937,938
Standex International Corp.	3,619	443,110
Tennant Co.	5,424	371,707
Terex Corp.	20,092	972,051
Timken Co.	18,558	1,516,560
Titan International, Inc. (a)	14,900	156,152
Toro Co.	32,474	3,609,810
Trinity Industries, Inc.	25,869	630,169
Velo3D, Inc. (a) (b)	16,500	37,455
Wabash National Corp.	14,487	356,235
Watts Water Technologies, Inc. Class A	8,322	1,400,759
Xos, Inc. (a) (b)	11,500	6,038
		57,989,562
MARINE TRANSPORTATION — 0.2%
Costamare, Inc.	17,300	162,793
Eagle Bulk Shipping, Inc. (b)	4,223	192,147
Security Description	Shares	Value
Eneti, Inc.	6,300	$58,905
Genco Shipping & Trading Ltd.	10,200	159,732
Golden Ocean Group Ltd.	37,600	357,952
Kirby Corp. (a)	18,264	1,273,001
Matson, Inc.	11,482	685,131
Safe Bulkers, Inc. (b)	24,860	91,733
		2,981,394
MEDIA — 1.4%
AdTheorent Holding Co., Inc. (a)	8,400	14,196
Advantage Solutions, Inc. (a) (b)	24,200	38,236
Altice USA, Inc. Class A (a)	67,000	229,140
AMC Networks, Inc. Class A (a)	10,120	177,910
Audacy, Inc. (a) (b)	31,400	4,230
Boston Omaha Corp. Class A (a)	7,065	167,228
Cable One, Inc.	1,792	1,257,984
Cardlytics, Inc. (a) (b)	12,865	43,677
Clear Channel Outdoor Holdings, Inc. (a)	115,300	138,360
Cumulus Media, Inc. Class A (a)	4,300	15,867
Daily Journal Corp. (a)	327	93,182
Entravision Communications Corp. Class A	14,400	87,120
EW Scripps Co. Class A (a)	17,640	165,992
Gambling.com Group Ltd. (a)	2,100	20,811
Gannett Co., Inc. (a) (b)	45,814	85,672
Gray Television, Inc.	26,177	228,263
iHeartMedia, Inc. Class A (a)	34,000	132,600
Innovid Corp. (a)	19,300	27,213
Integral Ad Science Holding Corp. (a)	13,200	188,364
John Wiley & Sons, Inc. Class A	13,440	521,069
Liberty Broadband Corp. Class A (a) (b)	7,364	604,732
Liberty Broadband Corp. Class C (a)	35,932	2,935,644
Liberty Media Corp.-Liberty SiriusXM Class A (a)	22,904	643,373
Liberty Media Corp.-Liberty SiriusXM Class C (a)	52,043	1,456,684
Magnite, Inc. (a)	39,227	363,242
New York Times Co. Class A	50,602	1,967,406
Nexstar Media Group, Inc.	11,398	1,967,979
PubMatic, Inc. Class A (a)	13,900	192,098
Quotient Technology, Inc. (a)	24,671	80,921
Scholastic Corp.	9,329	319,238
Sinclair Broadcast Group, Inc. Class A (b)	12,162	208,700
Sirius XM Holdings, Inc. (b)	217,738	864,420
Stagwell, Inc. (a)	21,600	160,272
TechTarget, Inc. (a)	8,300	299,796
TEGNA, Inc.	67,883	1,147,901
Thryv Holdings, Inc. (a)	7,800	179,868
Trade Desk, Inc. Class A (a)	137,976	8,404,118
Urban One, Inc. (a)	3,400	25,670

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
WideOpenWest, Inc. (a)	14,936	$158,770
		25,617,946
METALS & MINING — 1.7%
5E Advanced Materials, Inc. (a)	12,700	68,834
Alcoa Corp.	55,805	2,375,061
Alpha Metallurgical Resources, Inc.	4,800	748,800
Arconic Corp. (a)	31,200	818,376
ATI, Inc. (a)	37,937	1,496,994
Carpenter Technology Corp.	14,755	660,434
Century Aluminum Co. (a)	16,000	160,000
Cleveland-Cliffs, Inc. (a)	160,102	2,934,670
Coeur Mining, Inc. (a)	89,742	358,070
Commercial Metals Co.	37,347	1,826,268
Compass Minerals International, Inc.	10,214	350,238
Constellium SE (a)	39,600	605,088
Dakota Gold Corp. (a)	12,300	44,526
Ferroglobe PLC (a) (e)	2,200	—
Fresh Market, Inc. (a) (e)	400	—
Haynes International, Inc.	3,800	190,342
Hecla Mining Co.	170,016	1,076,201
Hycroft Mining Holding Corp. (a) (b)	36,300	15,696
Ivanhoe Electric, Inc. (a)	13,700	166,455
Kaiser Aluminum Corp.	4,633	345,761
Materion Corp.	6,555	760,380
MP Materials Corp. (a)	27,400	772,406
Novagold Resources, Inc. (a)	74,700	464,634
Olympic Steel, Inc.	3,200	167,072
Piedmont Lithium, Inc. (a) (b)	5,100	306,255
PolyMet Mining Corp. (a)	9,600	20,640
Ramaco Resources, Inc. (b)	7,000	61,670
Reliance Steel & Aluminum Co.	18,066	4,638,265
Royal Gold, Inc.	20,655	2,679,160
Ryerson Holding Corp.	5,700	207,366
Schnitzer Steel Industries, Inc. Class A	6,972	216,829
Southern Copper Corp. (b)	27,169	2,071,636
SSR Mining, Inc. (b)	63,800	964,656
SunCoke Energy, Inc.	24,700	221,806
TimkenSteel Corp. (a)	12,514	229,507
Tredegar Corp.	10,907	99,581
U.S. Steel Corp.	70,776	1,847,254
Warrior Met Coal, Inc.	16,238	596,097
Worthington Industries, Inc.	9,872	638,225
		31,205,253
MORTGAGE REAL ESTATE INVESTMENT TRUST (REITs) — 0.8%
AFC Gamma, Inc. REIT (b)	6,300	76,608
AGNC Investment Corp. REIT (b)	173,279	1,746,652
Angel Oak Mortgage REIT, Inc. (b)	12,500	91,250
Security Description	Shares	Value
Annaly Capital Management, Inc. REIT (b)	141,925	$2,712,187
Apollo Commercial Real Estate Finance, Inc. REIT (b)	44,749	416,613
Arbor Realty Trust, Inc. REIT (b)	47,400	544,626
Ares Commercial Real Estate Corp. REIT (b)	26,100	237,249
ARMOUR Residential REIT, Inc. (b)	62,200	326,550
Blackstone Mortgage Trust, Inc. Class A REIT (b)	49,266	879,398
BrightSpire Capital, Inc. REIT	25,100	148,090
Broadmark Realty Capital, Inc. REIT (b)	41,109	193,212
Chicago Atlantic Real Estate Finance, Inc. REIT (b)	3,200	43,232
Chimera Investment Corp. REIT (b)	90,045	507,854
Claros Mortgage Trust, Inc.	27,200	316,880
Dynex Capital, Inc. REIT (b)	11,700	141,804
Ellington Financial, Inc. REIT (b)	23,205	283,333
Franklin BSP Realty Trust, Inc. REIT (b)	26,134	311,779
Granite Point Mortgage Trust, Inc. REIT	10,834	53,737
Hannon Armstrong Sustainable Infrastructure Capital, Inc. REIT (b)	26,845	767,767
Invesco Mortgage Capital, Inc. REIT (b)	11,301	125,328
KKR Real Estate Finance Trust, Inc. REIT (b)	14,400	164,016
Ladder Capital Corp. REIT	35,739	337,734
MFA Financial, Inc. REIT	28,534	283,057
New York Mortgage Trust, Inc. REIT (a) (b)	33,871	337,355
Nexpoint Real Estate Finance, Inc. REIT (b)	1,500	23,505
Orchid Island Capital, Inc. REIT (b)	16,720	179,406
PennyMac Mortgage Investment Trust REIT (b)	26,624	328,274
Ready Capital Corp. REIT (b)	31,758	322,979
Redwood Trust, Inc. REIT (b)	35,100	236,574
Rithm Capital Corp. REIT	133,411	1,067,288
TPG RE Finance Trust, Inc. REIT	22,752	165,179
Two Harbors Investment Corp. REIT (b)	26,789	394,066
Starwood Property Trust, Inc. REIT (b)	94,404	1,670,007
		15,433,589
MULTI-UTILITIES — 0.2%
Avista Corp.	23,700	1,006,065
Black Hills Corp.	19,405	1,224,455
NorthWestern Corp.	17,855	1,033,090

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Unitil Corp.	4,738	$270,256
		3,533,866
BROADLINE RETAIL — 0.3%
1stdibs.com, Inc. (a)	5,600	22,232
Big Lots, Inc. (b)	8,349	91,505
ContextLogic, Inc. Class A (a) (b)	225,000	100,305
Dillard's, Inc. Class A (b)	1,252	385,216
Groupon, Inc. (a) (b)	5,511	23,201
Kohl's Corp.	35,106	826,395
Macy's, Inc.	83,500	1,460,415
Nordstrom, Inc. (b)	36,000	585,720
Ollie's Bargain Outlet Holdings, Inc. (a)	19,069	1,104,858
Qurate Retail, Inc. Class A (a)	111,316	109,958
		4,709,805
OFFICE REITs — 0.5%
Brandywine Realty Trust REIT	61,900	292,787
City Office REIT, Inc.	11,300	77,970
Corporate Office Properties Trust REIT	34,400	815,624
Cousins Properties, Inc. REIT	50,829	1,086,724
Douglas Emmett, Inc. REIT (b)	55,237	681,072
Easterly Government Properties, Inc. REIT (b)	27,000	370,980
Equity Commonwealth REIT	36,881	763,806
Franklin Street Properties Corp. REIT (b)	23,483	36,868
Highwoods Properties, Inc. REIT	33,470	776,169
Hudson Pacific Properties, Inc. REIT	44,637	296,836
JBG SMITH Properties REIT	30,922	465,685
Kilroy Realty Corp. REIT	34,963	1,132,801
Office Properties Income Trust REIT	12,027	147,932
Orion Office REIT, Inc.	14,000	93,800
Paramount Group, Inc. REIT	50,953	232,346
Piedmont Office Realty Trust, Inc. Class A REIT	43,505	317,587
Postal Realty Trust, Inc. Class A REIT (b)	8,100	123,282
SL Green Realty Corp. REIT (b)	18,333	431,192
Vornado Realty Trust REIT	62,000	952,940
		9,096,401
OIL, GAS & CONSUMABLE FUELS — 3.5%
Aemetis, Inc. (a) (b)	8,000	18,560
Alto Ingredients, Inc. (a)	17,100	25,650
Amplify Energy Corp. (a) (b)	8,800	60,456
Antero Midstream Corp.	105,600	1,107,744
Antero Resources Corp. (a)	89,274	2,061,337
Arch Resources, Inc.	4,494	590,781
Ardmore Shipping Corp.	13,900	206,693
Battalion Oil Corp. (a)	500	3,285
Berry Corp.	24,300	190,755
Security Description	Shares	Value
California Resources Corp.	22,700	$873,950
Callon Petroleum Co. (a)	15,200	508,288
Centrus Energy Corp. Class A (a)	3,000	96,600
Cheniere Energy, Inc.	78,559	12,380,898
Chesapeake Energy Corp. (b)	38,143	2,900,394
Chord Energy Corp.	12,944	1,742,262
Civitas Resources, Inc.	22,346	1,527,126
Clean Energy Fuels Corp. (a)	50,300	219,308
CNX Resources Corp. (a)	52,281	837,542
Comstock Resources, Inc. (b)	27,500	296,725
CONSOL Energy, Inc.	10,725	624,946
Crescent Energy Co. Class A (b)	16,379	185,246
CVR Energy, Inc.	9,000	295,020
Delek U.S. Holdings, Inc.	22,104	507,287
Denbury, Inc. (a)	15,300	1,340,739
DHT Holdings, Inc.	40,571	438,572
Dorian LPG Ltd.	11,458	228,472
DT Midstream, Inc. (a)	31,600	1,560,092
Earthstone Energy, Inc. Class A (a) (b)	12,185	158,527
Empire Petroleum Corp. (a) (b)	2,900	35,989
Energy Fuels, Inc. (a) (b)	43,801	244,410
Enviva, Inc. (b)	9,200	265,696
Equitrans Midstream Corp.	119,640	691,519
Excelerate Energy, Inc. Class A	5,300	117,342
FLEX LNG Ltd. (a)	8,700	292,146
Frontline PLC	38,200	632,592
Gevo, Inc. (a) (b)	51,600	79,464
Golar LNG Ltd. (a) (b)	30,555	659,988
Green Plains, Inc. (a)	17,038	528,008
Gulfport Energy Corp. (a)	3,400	272,000
HF Sinclair Corp.	42,200	2,041,636
HighPeak Energy, Inc. (b)	2,000	46,000
International Seaways, Inc.	15,518	646,790
Kinetik Holdings, Inc. (b)	4,700	147,110
Kosmos Energy Ltd. (a)	139,900	1,040,856
Magnolia Oil & Gas Corp. Class A (b)	53,800	1,177,144
Matador Resources Co.	34,602	1,648,785
Murphy Oil Corp.	44,900	1,660,402
NACCO Industries, Inc. Class A	1,000	36,070
New Fortress Energy, Inc. (b)	16,900	497,367
NextDecade Corp. (a)	9,300	46,221
Nordic American Tankers Ltd.	63,040	249,638
Northern Oil & Gas, Inc. (b)	21,200	643,420
Ovintiv, Inc.	76,867	2,773,361
Par Pacific Holdings, Inc. (a)	15,889	463,959
PBF Energy, Inc. Class A	36,552	1,584,895
PDC Energy, Inc.	27,491	1,764,372
Peabody Energy Corp. (a)	37,703	965,197
Permian Resources Corp.	75,400	791,700
Range Resources Corp.	72,772	1,926,275
Ranger Oil Corp. Class A	5,419	221,312

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
REX American Resources Corp. (a)	5,005	$143,093
Riley Exploration Permian, Inc.	2,900	110,374
Ring Energy, Inc. (a) (b)	20,400	38,760
SandRidge Energy, Inc. (a)	8,600	123,926
Scorpio Tankers, Inc.	14,899	838,963
SFL Corp. Ltd.	41,800	397,100
SilverBow Resources, Inc. (a)	3,600	82,260
Sitio Royalties Corp. Class A	21,208	479,301
SM Energy Co.	38,556	1,085,737
Southwestern Energy Co. (a)	338,749	1,693,745
Talos Energy, Inc. (a)	21,000	311,640
Teekay Corp. (a)	26,000	160,680
Teekay Tankers Ltd. Class A (a)	7,500	321,975
Tellurian, Inc. (a) (b)	145,227	178,629
Texas Pacific Land Corp.	1,781	3,029,517
Uranium Energy Corp. (a) (b)	109,200	314,496
Ur-Energy, Inc. (a) (b)	50,000	53,000
VAALCO Energy, Inc. (b)	28,600	129,558
Vertex Energy, Inc. (a) (b)	15,100	149,188
Vital Energy, Inc. (a) (b)	5,100	232,254
Vitesse Energy, Inc.	6,851	130,375
W&T Offshore, Inc. (a)	29,600	150,368
World Fuel Services Corp.	18,335	468,459
		65,802,317
PAPER & FOREST PRODUCTS — 0.1%
Clearwater Paper Corp. (a)	4,807	160,650
Glatfelter Corp.	11,100	35,409
Louisiana-Pacific Corp.	21,918	1,188,175
Sylvamo Corp.	11,100	513,486
		1,897,720
PASSENGER AIRLINES — 0.2%
Allegiant Travel Co. (a)	5,850	538,083
Blade Air Mobility, Inc. (a)	13,900	46,982
Copa Holdings SA Class A (a) (b)	8,891	821,084
Frontier Group Holdings, Inc. (a) (b)	10,500	103,320
Hawaiian Holdings, Inc. (a)	14,045	128,652
JetBlue Airways Corp. (a)	102,336	745,006
Joby Aviation, Inc. (a) (b)	74,800	324,632
SkyWest, Inc. (a)	15,903	352,570
Spirit Airlines, Inc.	32,669	560,927
Sun Country Airlines Holdings, Inc. (a)	13,100	268,550
Wheels Up Experience, Inc. (a) (b)	41,600	26,324
		3,916,130
PERSONAL CARE PRODUCTS — 0.4%
Beauty Health Co. (a) (b)	28,900	365,007
BellRing Brands, Inc. (a)	41,522	1,411,748
Coty, Inc. Class A (a)	107,000	1,290,420
Edgewell Personal Care Co.	15,279	648,135
elf Beauty, Inc. (a)	15,300	1,259,955
Herbalife Nutrition Ltd. (a)	29,976	482,614
Security Description	Shares	Value
Honest Co., Inc. (a) (b)	15,800	$28,440
Inter Parfums, Inc.	5,470	778,053
Medifast, Inc.	3,426	355,173
Nature's Sunshine Products, Inc. (a)	4,800	49,008
Nu Skin Enterprises, Inc. Class A	15,758	619,447
Olaplex Holdings, Inc. (a) (b)	40,900	174,643
Thorne HealthTech, Inc. (a)	2,900	13,398
USANA Health Sciences, Inc. (a)	4,504	283,302
Veru, Inc. (a) (b)	17,500	20,300
		7,779,643
PHARMACEUTICALS — 1.2%
Aclaris Therapeutics, Inc. (a) (b)	18,537	149,964
Amneal Pharmaceuticals, Inc. (a)	23,690	32,929
Amphastar Pharmaceuticals, Inc. (a)	11,727	439,763
Amylyx Pharmaceuticals, Inc. (a)	15,700	460,638
AN2 Therapeutics, Inc. (a)	3,400	33,558
ANI Pharmaceuticals, Inc. (a) (b)	4,133	164,163
Arvinas, Inc. (a) (b)	15,696	428,815
Atea Pharmaceuticals, Inc. (a) (b)	19,000	63,650
Athira Pharma, Inc. (a)	7,900	19,750
Axsome Therapeutics, Inc. (a) (b)	9,900	610,632
Cara Therapeutics, Inc. (a) (b)	11,300	55,483
Cassava Sciences, Inc. (a) (b)	12,800	308,736
Collegium Pharmaceutical, Inc. (a)	11,767	282,290
Corcept Therapeutics, Inc. (a)	27,284	590,971
DICE Therapeutics, Inc. (a)	10,500	300,825
Edgewise Therapeutics, Inc. (a) (b)	10,741	71,643
Elanco Animal Health, Inc. (a)	137,256	1,290,206
Esperion Therapeutics, Inc. (a)	20,600	32,754
Evolus, Inc. (a) (b)	9,000	76,140
EyePoint Pharmaceuticals, Inc. (a) (b)	6,200	18,228
Fulcrum Therapeutics, Inc. (a) (b)	13,400	38,190
Harmony Biosciences Holdings, Inc. (a) (b)	8,000	261,200
Innoviva, Inc. (a)	19,653	221,096
Intra-Cellular Therapies, Inc. (a)	28,925	1,566,289
Jazz Pharmaceuticals PLC (a)	18,906	2,766,515
Ligand Pharmaceuticals, Inc. (a)	5,036	370,448
Liquidia Corp. (a) (b)	13,100	90,521
Nektar Therapeutics (a)	48,500	34,091
NGM Biopharmaceuticals, Inc. (a) (b)	9,760	39,821
Nuvation Bio, Inc. (a)	32,000	53,120
Ocular Therapeutix, Inc. (a) (b)	21,500	113,305

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Pacira BioSciences, Inc. (a)	13,537	$552,445
Perrigo Co. PLC	41,200	1,477,844
Phathom Pharmaceuticals, Inc. (a) (b)	7,500	53,550
Phibro Animal Health Corp. Class A	4,900	75,068
Prestige Consumer Healthcare, Inc. (a)	15,116	946,715
Provention Bio, Inc. (a)	19,800	477,180
Reata Pharmaceuticals, Inc. Class A (a)	8,336	757,909
Relmada Therapeutics, Inc. (a)	6,800	15,368
Revance Therapeutics, Inc. (a) (b)	25,074	807,634
Royalty Pharma PLC Class A	117,142	4,220,626
Scilex Holding Co. (a)	19,081	156,464
SIGA Technologies, Inc. (b)	13,300	76,475
Supernus Pharmaceuticals, Inc. (a)	16,300	590,549
Tarsus Pharmaceuticals, Inc. (a)	4,600	57,822
Theravance Biopharma, Inc. (a) (b)	18,704	202,938
Theseus Pharmaceuticals, Inc. (a)	5,500	48,840
Third Harmonic Bio, Inc. (a)	3,500	14,420
Ventyx Biosciences, Inc. (a)	7,600	254,600
Xeris Biopharma Holdings, Inc. (a)	42,700	69,601
		21,841,782
PROFESSIONAL SERVICES — 2.4%
Alight, Inc. Class A (a)	118,900	1,095,069
ASGN, Inc. (a)	15,335	1,267,744
Atlas Technical Consultants, Inc. (a) (b)	5,600	68,264
Barrett Business Services, Inc.	2,239	198,465
Booz Allen Hamilton Holding Corp.	41,252	3,823,648
CACI International, Inc. Class A (a)	7,171	2,124,624
CBIZ, Inc. (a)	15,700	776,993
Clarivate PLC (a) (b)	146,300	1,373,757
Concentrix Corp.	13,074	1,589,145
Conduent, Inc. (a)	46,400	159,152
CRA International, Inc.	2,145	231,274
CSG Systems International, Inc.	9,992	536,570
Dun & Bradstreet Holdings, Inc.	77,062	904,708
ExlService Holdings, Inc. (a)	9,737	1,575,739
Exponent, Inc.	15,509	1,546,092
First Advantage Corp. (a)	17,000	237,320
Forrester Research, Inc. (a)	3,000	97,050
Franklin Covey Co. (a)	3,883	149,379
FTI Consulting, Inc. (a)	10,408	2,054,019
Genpact Ltd.	55,553	2,567,660
Heidrick & Struggles International, Inc.	5,300	160,908
HireRight Holdings Corp. (a) (b)	6,500	68,965
Security Description	Shares	Value
Huron Consulting Group, Inc. (a)	6,031	$484,711
IBEX Holdings Ltd. (a)	2,600	63,440
ICF International, Inc.	5,512	604,666
Insperity, Inc.	11,110	1,350,420
KBR, Inc.	42,426	2,335,551
Kelly Services, Inc. Class A	10,895	180,748
Kforce, Inc.	5,754	363,883
Korn Ferry	15,857	820,441
Legalzoom.com, Inc. (a)	27,900	261,702
ManpowerGroup, Inc.	15,535	1,282,103
Maximus, Inc.	18,207	1,432,891
NV5 Global, Inc. (a)	4,344	451,646
Planet Labs PBC (a) (b)	60,200	236,586
Red Violet, Inc. (a)	2,300	40,480
Resources Connection, Inc.	8,800	150,128
Science Applications International Corp.	17,082	1,835,632
Skillsoft Corp. (a) (b)	19,200	38,400
Spire Global, Inc. (a)	29,200	19,506
SS&C Technologies Holdings, Inc.	70,881	4,002,650
Sterling Check Corp. (a) (b)	6,900	76,935
TransUnion	61,362	3,813,035
TriNet Group, Inc. (a)	11,300	910,893
TrueBlue, Inc. (a)	8,807	156,765
TTEC Holdings, Inc.	6,107	227,364
Upwork, Inc. (a)	36,424	412,320
Verra Mobility Corp. (a) (b)	42,781	723,854
Willdan Group, Inc. (a)	2,771	43,283
		44,926,578
REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.6%
American Realty Investors, Inc. (a) (b)	300	7,896
Anywhere Real Estate, Inc. (a)	31,495	166,294
Compass, Inc. Class A (a)	84,500	272,935
Cushman & Wakefield PLC (a) (b)	49,706	523,901
DigitalBridge Group, Inc. (b)	48,729	584,261
Doma Holdings, Inc. (a) (b)	61,600	25,102
Douglas Elliman, Inc.	20,098	62,505
eXp World Holdings, Inc. (b)	21,500	272,835
Forestar Group, Inc. (a)	4,506	70,113
FRP Holdings, Inc. (a)	1,889	109,335
Howard Hughes Corp. (a)	11,138	891,040
Jones Lang LaSalle, Inc. (a)	15,607	2,270,662
Kennedy-Wilson Holdings, Inc. (b)	41,157	682,795
Marcus & Millichap, Inc.	6,746	216,614
Newmark Group, Inc. Class A	38,112	269,833
Offerpad Solutions, Inc. (a) (b)	13,800	7,273
Opendoor Technologies, Inc. (a) (b)	146,100	257,136
RE/MAX Holdings, Inc. Class A	6,500	121,940
Redfin Corp. (a) (b)	32,400	293,544
RMR Group, Inc. Class A	3,707	97,272

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
St. Joe Co.	10,500	$436,905
Stratus Properties, Inc. (b)	1,400	28,000
Tejon Ranch Co. (a)	5,400	98,658
Transcontinental Realty Investors, Inc. (a) (b)	500	21,195
WeWork, Inc. Class A (a) (b)	64,600	50,214
Zillow Group, Inc. Class A (a)	21,212	926,964
Zillow Group, Inc. Class C (a)	47,514	2,112,947
		10,878,169
RESIDENTIAL REITs — 0.9%
American Homes 4 Rent Class A REIT	96,816	3,044,863
Apartment Income REIT Corp.	45,800	1,640,098
Apartment Investment & Management Co. Class A REIT	47,700	366,813
Bluerock Homes Trust, Inc. (a) (b)	1,250	24,775
BRT Apartments Corp. REIT	3,000	59,160
Centerspace REIT	4,465	243,923
Clipper Realty, Inc. REIT	2,693	15,458
Elme Communities REIT	25,302	451,894
Equity LifeStyle Properties, Inc. REIT	55,772	3,743,974
Independence Realty Trust, Inc. REIT	75,873	1,216,244
NexPoint Residential Trust, Inc. REIT	7,548	329,621
Sun Communities, Inc. REIT	38,421	5,412,751
UMH Properties, Inc. REIT	13,900	205,581
Veris Residential, Inc. REIT (a)	26,847	393,040
		17,148,195
RETAIL REITs — 0.9%
Acadia Realty Trust REIT	40,047	558,656
Agree Realty Corp. REIT (b)	26,756	1,835,729
Alexander's, Inc. REIT (b)	802	155,388
Brixmor Property Group, Inc. REIT	91,648	1,972,265
CBL & Associates Properties, Inc. REIT (b)	7,500	192,300
Getty Realty Corp. REIT	14,874	535,910
InvenTrust Properties Corp. REIT	24,500	573,300
Kite Realty Group Trust REIT	66,152	1,383,900
Macerich Co. REIT	63,358	671,595
National Retail Properties, Inc. REIT	55,463	2,448,691
Necessity Retail REIT, Inc.	38,944	244,568
NETSTREIT Corp. (b)	16,000	292,480
Phillips Edison & Co., Inc. REIT (b)	36,100	1,177,582
Retail Opportunity Investments Corp. REIT	44,500	621,220
RPT Realty REIT	26,600	252,966
Saul Centers, Inc. REIT	4,100	159,900
SITE Centers Corp. REIT	59,901	735,584
Security Description	Shares	Value
Spirit Realty Capital, Inc. REIT	42,048	$1,675,192
Tanger Factory Outlet Centers, Inc. REIT	30,087	590,608
Urban Edge Properties REIT	38,600	581,316
Urstadt Biddle Properties, Inc. Class A REIT	10,340	181,674
Whitestone REIT	15,200	139,840
		16,980,664
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.8%
ACM Research, Inc. Class A (a)	16,100	188,370
Allegro MicroSystems, Inc. (a)	20,000	959,800
Alpha & Omega Semiconductor Ltd. (a)	6,187	166,740
Ambarella, Inc. (a)	11,929	923,543
Amkor Technology, Inc.	30,735	799,725
Atomera, Inc. (a) (b)	5,200	33,124
Axcelis Technologies, Inc. (a)	10,085	1,343,826
AXT, Inc. (a)	10,953	43,593
CEVA, Inc. (a)	7,071	215,171
Cirrus Logic, Inc. (a)	17,540	1,918,525
Cohu, Inc. (a)	14,391	552,470
Credo Technology Group Holding Ltd. (a) (b)	28,600	269,412
Diodes, Inc. (a)	13,992	1,297,898
Entegris, Inc.	47,415	3,888,504
FormFactor, Inc. (a)	23,746	756,310
GLOBALFOUNDRIES, Inc. (a) (b)	19,700	1,421,946
Ichor Holdings Ltd. (a)	8,099	265,161
Impinj, Inc. (a) (b)	6,652	901,479
indie Semiconductor, Inc. Class A (a) (b)	31,800	335,490
Kulicke & Soffa Industries, Inc. (b)	17,200	906,268
Lattice Semiconductor Corp. (a)	42,025	4,013,387
MACOM Technology Solutions Holdings, Inc. (a)	16,552	1,172,544
Marvell Technology, Inc.	268,891	11,642,980
MaxLinear, Inc. (a)	21,896	770,958
MKS Instruments, Inc.	17,675	1,566,359
Onto Innovation, Inc. (a)	16,257	1,428,665
PDF Solutions, Inc. (a)	8,629	365,870
Photronics, Inc. (a)	18,693	309,930
Power Integrations, Inc.	16,922	1,432,278
Rambus, Inc. (a)	32,601	1,671,127
Rigetti Computing, Inc. Class A (a) (b)	25,000	18,085
Semtech Corp. (a)	18,900	456,246
Silicon Laboratories, Inc. (a)	10,067	1,762,631
SiTime Corp. (a) (b)	5,135	730,351
SkyWater Technology, Inc. (a)	3,100	35,278
SMART Global Holdings, Inc. (a)	13,080	225,499
Synaptics, Inc. (a)	11,890	1,321,574
Transphorm, Inc. (a)	7,500	29,925

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Ultra Clean Holdings, Inc. (a)	14,098	$467,490
Universal Display Corp.	13,286	2,061,057
Veeco Instruments, Inc. (a)	16,208	342,475
Wolfspeed, Inc. (a) (b)	37,901	2,461,670
		51,473,734
SOFTWARE — 9.5%
8x8, Inc. (a)	38,600	160,962
A10 Networks, Inc.	19,800	306,702
ACI Worldwide, Inc. (a)	33,586	906,150
Adeia, Inc.	31,736	281,181
Agilysys, Inc. (a)	5,857	483,261
Alarm.com Holdings, Inc. (a)	14,500	729,060
Alkami Technology, Inc. (a)	9,900	125,334
Altair Engineering, Inc. Class A (a) (b)	17,553	1,265,747
Alteryx, Inc. Class A (a)	18,622	1,095,718
American Software, Inc. Class A	16,800	211,848
Amplitude, Inc. Class A (a) (b)	17,900	222,676
Appfolio, Inc. Class A (a)	5,864	729,951
Appian Corp. Class A (a)	12,582	558,389
Applied Digital Corp. (a)	18,400	41,216
AppLovin Corp. Class A (a) (b)	69,100	1,088,325
Arteris, Inc. (a)	4,100	17,343
Asana, Inc. Class A (a) (b)	23,300	492,329
Aspen Technology, Inc. (a)	8,262	1,890,924
Atlassian Corp. Class A (a)	46,312	7,927,225
AvePoint, Inc. (a) (b)	36,300	149,556
Bentley Systems, Inc. Class B	53,000	2,278,470
Bills Holdings, Inc. (a) (b)	30,908	2,507,875
Black Knight, Inc. (a)	48,419	2,786,998
Blackbaud, Inc. (a)	13,933	965,557
Blackline, Inc. (a)	16,662	1,118,853
Blend Labs, Inc. Class A (a) (b)	62,400	62,163
Box, Inc. Class A (a)	43,427	1,163,409
C3.ai, Inc. Class A (a) (b)	17,500	587,475
CCC Intelligent Solutions Holdings, Inc. (a) (b)	51,300	460,161
Cerence, Inc. (a)	11,379	319,636
Cipher Mining, Inc. (a) (b)	12,900	30,057
Cleanspark, Inc. (a) (b)	24,100	66,998
Clear Secure, Inc. Class A (b)	19,400	507,698
CommVault Systems, Inc. (a)	13,520	767,125
Confluent, Inc. Class A (a) (b)	38,500	926,695
Consensus Cloud Solutions, Inc. (a)	5,268	179,586
Couchbase, Inc. (a) (b)	7,600	106,856
Crowdstrike Holdings, Inc. Class A (a)	68,206	9,361,956
CS Disco, Inc. (a)	7,700	51,128
Cvent Holding Corp. (a)	13,200	110,352
Datadog, Inc. Class A (a)	83,962	6,100,679
Digimarc Corp. (a) (b)	4,040	79,386
Digital Turbine, Inc. (a) (b)	31,786	392,875
DocuSign, Inc. (a)	62,849	3,664,097
Dolby Laboratories, Inc. Class A	18,224	1,556,694
Domo, Inc. Class B (a)	11,144	158,133
Security Description	Shares	Value
DoubleVerify Holdings, Inc. (a)	28,600	$862,290
Dropbox, Inc. Class A (a)	83,142	1,797,530
Dynatrace, Inc. (a)	67,100	2,838,330
E2open Parent Holdings, Inc. (a) (b)	66,500	387,030
Ebix, Inc.	6,798	89,666
eGain Corp. (a)	4,894	37,145
Elastic NV (a)	24,020	1,390,758
Enfusion, Inc. Class A (a) (b)	8,700	91,350
EngageSmart, Inc. (a)	10,000	192,500
Envestnet, Inc. (a)	16,499	967,996
Everbridge, Inc. (a)	12,414	430,393
EverCommerce, Inc. (a)	6,100	64,538
Five9, Inc. (a)	21,896	1,582,862
ForgeRock, Inc. Class A (a)	13,200	271,920
Greenidge Generation Holdings, Inc. (a) (b)	2,300	1,040
Guidewire Software, Inc. (a)	27,074	2,221,422
HubSpot, Inc. (a)	14,604	6,261,465
Informatica, Inc. Class A (a)	9,700	159,080
Instructure Holdings, Inc. (a) (b)	4,700	121,730
Intapp, Inc. (a)	4,100	183,844
InterDigital, Inc. (b)	9,373	683,292
IronNet, Inc. (a) (b)	78,000	27,425
Jamf Holding Corp. (a)	20,300	394,226
Kaleyra, Inc. (a) (b)	2,742	4,524
Latch, Inc. (a) (b)	68,400	52,128
LivePerson, Inc. (a)	23,200	102,312
LiveRamp Holdings, Inc. (a)	19,601	429,850
LiveVox Holdings, Inc. (a) (b)	11,400	35,226
Manhattan Associates, Inc. (a)	19,128	2,961,971
Marathon Digital Holdings, Inc. (a) (b)	36,600	319,152
Matterport, Inc. (a) (b)	73,300	200,109
MeridianLink, Inc. (a)	5,600	96,880
MicroStrategy, Inc. Class A (a) (b)	2,935	857,959
Mitek Systems, Inc. (a)	10,261	98,403
Model N, Inc. (a)	10,856	363,350
Momentive Global, Inc. (a)	38,726	360,926
N-able, Inc. (a)	19,952	263,366
nCino, Inc. (a) (b)	21,200	525,336
NCR Corp. (a)	38,467	907,437
New Relic, Inc. (a)	16,431	1,237,090
NextNav, Inc. (a) (b)	24,900	50,547
Nutanix, Inc. Class A (a)	72,847	1,893,294
Olo, Inc. Class A (a)	28,800	235,008
ON24, Inc. (a)	10,000	87,600
OneSpan, Inc. (a)	12,697	222,197
PagerDuty, Inc. (a)	26,798	937,394
Palantir Technologies, Inc. Class A (a) (b)	579,600	4,897,620
Palo Alto Networks, Inc. (a)	93,804	18,736,411
Paycor HCM, Inc. (a) (b)	19,400	514,488
Paylocity Holding Corp. (a)	12,897	2,563,666
Pegasystems, Inc.	14,336	695,009

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Porch Group, Inc. (a) (b)	33,800	$48,334
PowerSchool Holdings, Inc. Class A (a)	13,600	269,552
Procore Technologies, Inc. (a) (b)	23,100	1,446,753
Progress Software Corp.	12,738	731,798
PROS Holdings, Inc. (a)	12,900	353,460
Q2 Holdings, Inc. (a) (b)	20,838	513,032
Qualys, Inc. (a)	11,695	1,520,584
Rapid7, Inc. (a)	18,425	845,892
Rimini Street, Inc. (a)	11,700	48,204
RingCentral, Inc. Class A (a)	27,178	833,549
Riot Platforms, Inc. (a) (b)	53,414	533,606
Sapiens International Corp. NV	10,300	223,716
SecureWorks Corp. Class A (a)	2,095	17,954
SentinelOne, Inc. Class A (a) (b)	59,000	965,240
ShotSpotter, Inc. (a)	2,600	102,232
Smartsheet, Inc. Class A (a)	39,455	1,885,949
SolarWinds Corp. (a)	22,451	193,079
Splunk, Inc. (a)	51,103	4,899,756
Sprout Social, Inc. Class A (a)	15,147	922,149
SPS Commerce, Inc. (a)	11,097	1,690,073
Sumo Logic, Inc. (a)	35,315	423,074
Telos Corp. (a)	13,500	34,155
Tenable Holdings, Inc. (a)	34,200	1,624,842
Teradata Corp. (a)	31,575	1,271,841
Terawulf, Inc. (a)	28,900	27,102
UiPath, Inc. Class A (a)	117,000	2,054,520
Unity Software, Inc. (a)	77,700	2,520,588
Upland Software, Inc. (a)	6,900	29,670
Varonis Systems, Inc. (a)	32,279	839,577
Verint Systems, Inc. (a)	20,429	760,776
Veritone, Inc. (a)	11,900	69,377
Viant Technology, Inc. Class A (a) (b)	2,900	12,615
VMware, Inc. Class A (a)	67,393	8,414,016
Weave Communications, Inc. (a)	7,900	39,263
WM Technology, Inc. (a) (b)	17,100	14,521
Workday, Inc. Class A (a)	63,094	13,031,435
Workiva, Inc. (a) (b)	14,400	1,474,704
Xperi, Inc. (a)	12,514	136,778
Yext, Inc. (a)	34,807	334,495
Zeta Global Holdings Corp. Class A (a) (b)	34,700	375,801
Zoom Video Communications, Inc. Class A (a)	78,525	5,798,286
Zscaler, Inc. (a)	26,729	3,122,749
Zuora, Inc. Class A (a)	50,700	500,916
		176,657,907
SPECIALIZED REITs — 1.1%
CubeSmart REIT	69,488	3,211,735
EPR Properties REIT	22,049	840,067
Farmland Partners, Inc. REIT (b)	15,700	167,990
Security Description	Shares	Value
Four Corners Property Trust, Inc. REIT	26,109	$701,288
Gaming & Leisure Properties, Inc. REIT	76,564	3,985,922
Gladstone Land Corp. REIT (b)	8,900	148,185
Lamar Advertising Co. Class A REIT	26,755	2,672,557
Life Storage, Inc. REIT	26,257	3,442,030
National Storage Affiliates Trust REIT	25,610	1,069,986
Outfront Media, Inc. REIT	47,667	773,635
PotlatchDeltic Corp. REIT (b)	24,156	1,195,722
Rayonier, Inc. REIT	44,727	1,487,620
Uniti Group, Inc. REIT	72,470	257,269
		19,954,006
SPECIALTY RETAIL — 2.5%
1-800-Flowers.com, Inc. Class A (a)	7,100	81,650
Aaron's Co., Inc.	7,448	71,948
Abercrombie & Fitch Co. Class A (a)	14,542	403,541
Academy Sports & Outdoors, Inc.	23,300	1,520,325
aka Brands Holding Corp. (a)	2,200	1,198
American Eagle Outfitters, Inc.	49,328	662,968
America's Car-Mart, Inc. (a)	1,551	122,855
Arko Corp.	27,300	231,777
Asbury Automotive Group, Inc. (a)	6,902	1,449,420
AutoNation, Inc. (a)	10,469	1,406,615
BARK, Inc. (a) (b)	29,800	43,210
Bed Bath & Beyond, Inc. (a) (b)	19,946	8,525
Big 5 Sporting Goods Corp.	5,100	39,219
Boot Barn Holdings, Inc. (a)	9,500	728,080
Buckle, Inc.	8,887	317,177
Build-A-Bear Workshop, Inc.	3,400	79,016
Burlington Stores, Inc. (a)	20,514	4,145,879
Caleres, Inc.	10,790	233,388
Camping World Holdings, Inc. Class A	12,027	251,004
CarParts.com, Inc. (a)	13,400	71,556
Carvana Co. (a) (b)	33,095	324,000
Cato Corp. Class A	5,200	45,968
Chico's FAS, Inc. (a)	34,953	192,242
Children's Place, Inc. (a) (b)	3,642	146,591
Citi Trends, Inc. (a)	1,900	36,138
Conn's, Inc. (a)	3,722	22,555
Container Store Group, Inc. (a)	9,373	32,149
Designer Brands, Inc. Class A (b)	14,956	130,715
Destination XL Group, Inc. (a)	16,100	88,711
Dick's Sporting Goods, Inc.	16,382	2,324,442
Duluth Holdings, Inc. Class B (a)	2,696	17,200
EVgo, Inc. (a) (b)	23,500	183,065
Express, Inc. (a) (b)	18,900	14,899

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Five Below, Inc. (a)	16,924	$3,485,836
Floor & Decor Holdings, Inc. Class A (a) (b)	32,756	3,217,294
Foot Locker, Inc.	24,831	985,542
Franchise Group, Inc. (b)	7,300	198,925
GameStop Corp. Class A (a) (b)	83,424	1,920,420
Gap, Inc.	60,500	607,420
Genesco, Inc. (a)	3,405	125,576
Group 1 Automotive, Inc.	4,408	998,059
GrowGeneration Corp. (a)	16,400	56,088
Guess?, Inc. (b)	8,400	163,464
Haverty Furniture Cos., Inc. (b)	4,505	143,755
Hibbett, Inc.	4,034	237,925
JOANN, Inc. (b)	2,500	3,975
Lands' End, Inc. (a)	3,500	34,020
Leslie's, Inc. (a)	57,471	632,756
Lithia Motors, Inc. (b)	8,329	1,906,758
LL Flooring Holdings, Inc. (a)	11,759	44,684
Lulu's Fashion Lounge Holdings, Inc. (a) (b)	5,200	12,376
MarineMax, Inc. (a)	6,876	197,685
Monro, Inc.	9,198	454,657
Murphy USA, Inc.	6,370	1,643,779
National Vision Holdings, Inc. (a)	22,725	428,139
ODP Corp. (a)	11,918	536,072
OneWater Marine, Inc. Class A (a) (b)	3,000	83,910
Overstock.com, Inc. (a)	12,882	261,118
Penske Automotive Group, Inc.	8,189	1,161,282
Petco Health & Wellness Co., Inc. (a)	25,800	232,200
PetMed Express, Inc. (b)	5,768	93,672
RealReal, Inc. (a) (b)	48,800	61,488
Rent the Runway, Inc. Class A (a)	12,300	35,055
Revolve Group, Inc. (a)	12,400	326,120
RH (a)	5,760	1,402,848
RumbleON, Inc. Class B (a) (b)	3,000	18,180
Sally Beauty Holdings, Inc. (a)	31,648	493,076
Shoe Carnival, Inc. (b)	5,500	141,075
Signet Jewelers Ltd.	13,800	1,073,364
Sleep Number Corp. (a)	6,217	189,059
Sonic Automotive, Inc. Class A	5,236	284,524
Sportsman's Warehouse Holdings, Inc. (a)	12,570	106,594
Stitch Fix, Inc. Class A (a)	27,246	139,227
ThredUp, Inc. Class A (a) (b)	30,400	76,912
Tile Shop Holdings, Inc. (a) (b)	8,200	38,458
Tilly's, Inc. Class A (a)	12,537	96,660
Torrid Holdings, Inc. (a) (b)	3,500	15,260
TravelCenters of America, Inc. (a)	4,000	346,000
Upbound Group, Inc.	15,454	378,778
Urban Outfitters, Inc. (a)	19,550	541,926
Victoria's Secret & Co. (a)	25,800	881,070
Warby Parker, Inc. Class A (a)	25,300	267,927
Security Description	Shares	Value
Wayfair, Inc. Class A (a)	25,070	$860,904
Williams-Sonoma, Inc. (b)	20,580	2,503,763
Winmark Corp.	1,174	376,185
Zumiez, Inc. (a)	4,000	73,760
		46,023,626
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS — 0.4%
Avid Technology, Inc. (a)	9,897	316,506
CompoSecure, Inc. (a)	1,400	10,304
Corsair Gaming, Inc. (a)	11,200	205,520
Dell Technologies, Inc. Class C	77,970	3,135,174
Diebold Nixdorf, Inc. (a) (b)	32,436	38,923
Eastman Kodak Co. (a)	16,600	68,060
IonQ, Inc. (a) (b)	38,300	235,545
Pure Storage, Inc. Class A (a)	89,075	2,272,303
Super Micro Computer, Inc. (a)	14,215	1,514,608
Turtle Beach Corp. (a)	3,300	33,066
Xerox Holdings Corp.	37,200	572,880
		8,402,889
TEXTILES, APPAREL & LUXURY GOODS — 1.7%
Allbirds, Inc. Class A (a) (b)	24,100	28,920
Capri Holdings Ltd. (a)	37,891	1,780,877
Carter's, Inc. (b)	11,260	809,819
Columbia Sportswear Co.	10,920	985,421
Crocs, Inc. (a)	18,620	2,354,313
Deckers Outdoor Corp. (a)	8,240	3,704,292
Ermenegildo Zegna NV	17,700	241,428
Fossil Group, Inc. (a)	11,000	35,200
G-III Apparel Group Ltd. (a)	14,781	229,844
Hanesbrands, Inc. (b)	118,400	622,784
Kontoor Brands, Inc. (b)	17,100	827,469
Lululemon Athletica, Inc. (a)	35,204	12,820,945
Movado Group, Inc.	4,161	119,712
Oxford Industries, Inc.	4,630	488,882
PLBY Group, Inc. (a) (b)	7,100	14,058
PVH Corp.	19,800	1,765,368
Rocky Brands, Inc.	1,905	43,948
Skechers USA, Inc. Class A (a)	40,834	1,940,432
Steven Madden Ltd.	24,413	878,868
Superior Group of Cos., Inc.	3,500	27,545
Under Armour, Inc. Class A (a)	67,400	639,626
Under Armour, Inc. Class C (a)	61,100	521,183
Unifi, Inc. (a)	3,610	29,494
Wolverine World Wide, Inc.	24,180	412,269
		31,322,697
TOBACCO — 0.1%
22nd Century Group, Inc. (a) (b)	41,800	32,144
Turning Point Brands, Inc.	3,600	75,600
Universal Corp.	7,841	414,711
Vector Group Ltd.	43,096	517,583
		1,040,038
TRADING COMPANIES & DISTRIBUTORS — 1.3%
Air Lease Corp.	34,756	1,368,344
Alta Equipment Group, Inc.	5,200	82,420

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Applied Industrial Technologies, Inc.	11,801	$1,677,276
Beacon Roofing Supply, Inc. (a)	15,503	912,352
BlueLinx Holdings, Inc. (a)	2,500	169,900
Boise Cascade Co.	12,001	759,063
Core & Main, Inc. Class A (a) (b)	22,500	519,750
Custom Truck One Source, Inc. (a) (b)	17,400	118,146
Distribution Solutions Group, Inc. (a)	1,353	61,507
DXP Enterprises, Inc. (a)	5,000	134,600
GATX Corp.	10,431	1,147,619
Global Industrial Co.	4,100	110,044
GMS, Inc. (a)	13,700	793,093
H&E Equipment Services, Inc.	9,600	424,608
Herc Holdings, Inc.	7,738	881,358
Hudson Technologies, Inc. (a)	14,200	123,966
Karat Packaging, Inc.	1,300	17,329
McGrath RentCorp	7,600	709,156
MRC Global, Inc. (a)	25,300	245,916
MSC Industrial Direct Co., Inc. Class A	14,299	1,201,116
NOW, Inc. (a)	33,219	370,392
Rush Enterprises, Inc. Class A	11,250	614,250
Rush Enterprises, Inc. Class B	3,400	203,626
SiteOne Landscape Supply, Inc. (a) (b)	14,733	2,016,506
Textainer Group Holdings Ltd.	13,065	419,517
Titan Machinery, Inc. (a)	6,500	197,925
Transcat, Inc. (a)	2,300	205,597
Triton International Ltd.	18,031	1,139,920
Univar Solutions, Inc. (a)	50,188	1,758,086
Veritiv Corp.	3,891	525,830
Watsco, Inc. (b)	10,303	3,278,002
WESCO International, Inc.	14,508	2,242,066
Xometry, Inc. Class A (a) (b)	10,000	149,700
		24,578,980
WATER UTILITIES — 0.4%
American States Water Co.	11,301	1,004,546
Artesian Resources Corp. Class A (b)	2,851	157,831
California Water Service Group	16,789	977,120
Essential Utilities, Inc.	71,939	3,140,137
Global Water Resources, Inc.	3,800	47,234
Middlesex Water Co.	5,023	392,397
Pure Cycle Corp. (a)	7,800	73,710
SJW Group (b)	8,287	630,889
York Water Co.	4,800	214,560
		6,638,424
WIRELESS TELECOMMUNICATION SERVICES — 0.1%
Gogo, Inc. (a)	15,310	221,995
KORE Group Holdings, Inc. (a)	16,000	19,520
Shenandoah Telecommunications Co.	16,450	312,879
Security Description	Shares	Value
Telephone & Data Systems, Inc.	30,200	$317,402
U.S. Cellular Corp. (a)	4,335	89,865
		961,661
TOTAL COMMON STOCKS (Cost $1,904,242,781)		1,845,373,230
RIGHTS — 0.0% (d)
METALS & MINING — 0.0% (d)
PolyMet Mining Corp. (expiring 04/04/23) (a)	9,600	26
TOTAL RIGHTS (Cost $0)		26
SHORT-TERM INVESTMENTS — 6.3%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (f) (g)	15,986,352	15,987,950
State Street Navigator Securities Lending Portfolio II (h) (i)	102,398,057	102,398,057
TOTAL SHORT-TERM INVESTMENTS (Cost $118,388,149)		118,386,007
TOTAL INVESTMENTS — 105.3% (Cost $2,022,630,930)		1,963,759,263
LIABILITIES IN EXCESS OF OTHER ASSETS — (5.3)%		(99,257,116)
NET ASSETS — 100.0%		$1,864,502,147
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(d)	Amount is less than 0.05% of net assets.
(e)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $0, representing less than 0.05% of the Fund's net assets.
(f)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(g)	The rate shown is the annualized seven-day yield at March 31, 2023.
(h)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(i)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

See accompanying notes to Schedule of Investments.

STATE STREET SMALL/MID CAP EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini Russell 2000 Index (long)	91	06/16/2023	$8,386,491	$8,251,425	$(135,066)
E-mini S&P MidCap 400 Index (long)	34	06/16/2023	8,399,102	8,600,980	201,878
					$66,812

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,845,371,301	$1,929	$0(a)	$1,845,373,230
Rights	26	—	—	26
Short-Term Investments	118,386,007	—	—	118,386,007
TOTAL INVESTMENTS	$1,963,757,334	$1,929	$0	$1,963,759,263
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$201,878	$—	$—	$201,878
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$1,963,959,212	$1,929	$0	$1,963,961,141
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	(135,066)	—	—	(135,066)
TOTAL OTHER FINANCIAL INSTRUMENTS:	$(135,066)	$—	$—	$(135,066)
(a)	The Portfolio held a Level 3 securities that was valued at $0 at March 31, 2023.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	15,355,219	$15,358,290	$118,959,903	$118,329,797	$534	$(980)	15,986,352	$15,987,950	$285,436
State Street Navigator Securities Lending Portfolio II	81,374,120	81,374,120	141,964,534	120,940,597	—	—	102,398,057	102,398,057	626,564
Total		$96,732,410	$260,924,437	$239,270,394	$534	$(980)		$118,386,007	$912,000
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 94.9%
AUSTRALIA — 0.2%
AngloGold Ashanti Ltd.	38,676	$945,267
BRAZIL — 4.7%
Ambev SA	434,385	1,227,698
Atacadao SA	58,300	142,466
B3 SA - Brasil Bolsa Balcao	560,676	1,144,519
Banco Bradesco SA Preference Shares	490,243	1,273,409
Banco Bradesco SA	145,023	338,942
Banco BTG Pactual SA	108,448	420,295
Banco BTG Pactual SA Preference Shares	8	8
Banco do Brasil SA	79,198	610,904
Banco Santander Brasil SA	34,700	183,415
BB Seguridade Participacoes SA	64,337	412,523
CCR SA	111,369	281,154
Centrais Eletricas Brasileiras SA	111,457	731,579
Centrais Eletricas Brasileiras SA Class B, Preference Shares	24,000	171,731
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	32,200	321,413
Cia Energetica de Minas Gerais Preference Shares	126,860	286,234
Cia Siderurgica Nacional SA	61,200	186,367
Cosan SA	114,900	341,964
CPFL Energia SA	22,100	137,955
Energisa SA	19,000	150,569
Eneva SA (a)	80,100	165,405
Engie Brasil Energia SA	18,787	148,844
Equatorial Energia SA	92,343	491,015
Gerdau SA Preference Shares	106,365	530,540
Hapvida Participacoes e Investimentos SA (a)(b)	420,003	217,032
Hypera SA	37,900	281,807
Itau Unibanco Holding SA Preference Shares	445,161	2,172,138
Itausa SA Preference Shares	468,904	760,197
Klabin SA	70,707	252,273
Localiza Rent a Car SA	69,559	732,597
Lojas Renner SA	92,355	301,824
Magazine Luiza SA (a)	283,276	184,930
Natura & Co. Holding SA	82,690	215,277
Petro Rio SA (a)	64,200	394,931
Petroleo Brasileiro SA Preference Shares	437,398	2,022,974
Petroleo Brasileiro SA	341,614	1,784,795
Raia Drogasil SA	97,500	470,169
Rede D'Or Sao Luiz SA (b)	53,300	223,281
Rumo SA	117,700	437,581
Sendas Distribuidora SA	86,800	266,037
Suzano SA	69,524	570,425
Security Description	Shares	Value
Telefonica Brasil SA	47,255	$360,313
TIM SA	80,500	199,732
TOTVS SA	49,193	273,216
Ultrapar Participacoes SA	66,764	183,822
Vale SA	351,928	5,572,960
Vibra Energia SA	110,000	312,628
WEG SA	153,860	1,230,516
		29,120,404
CHILE — 0.5%
Banco de Chile	4,126,332	402,920
Banco de Credito e Inversiones SA	5,435	160,181
Banco Santander Chile	6,122,287	272,967
Cencosud SA	128,783	250,200
Cia Cervecerias Unidas SA	12,400	95,889
Cia Sud Americana de Vapores SA	1,359,500	136,224
Empresas CMPC SA	106,650	179,196
Empresas COPEC SA	36,392	258,230
Enel Americas SA	1,983,340	262,652
Enel Chile SA	2,430,866	133,318
Falabella SA	67,421	155,887
Sociedad Quimica y Minera de Chile SA Class B, Preference Shares	13,083	1,056,951
		3,364,615
CHINA — 28.9%
360 DigiTech, Inc. ADR	9,900	192,060
360 Security Technology, Inc. Class A	15,100	38,456
37 Interactive Entertainment Network Technology Group Co. Ltd. Class A	3,500	14,493
3SBio, Inc. (b)	132,800	132,165
AAC Technologies Holdings, Inc. (a)(c)	66,500	164,478
Advanced Micro-Fabrication Equipment, Inc. China Class A (a)	1,731	37,316
AECC Aero-Engine Control Co. Ltd. Class A	3,700	13,133
AECC Aviation Power Co. Ltd. Class A	7,100	44,711
Agricultural Bank of China Ltd. Class A	206,100	93,384
Agricultural Bank of China Ltd. Class H	2,672,500	989,689
Aier Eye Hospital Group Co. Ltd. Class A	16,489	74,574
Air China Ltd. Class A (a)	14,400	22,464
Air China Ltd. Class H (a)(c)	166,000	148,464
Airtac International Group	12,650	494,734
Akeso, Inc. Class B (a)(b)(c)	43,000	222,016
Alibaba Group Holding Ltd. (a)	1,362,856	17,261,125
Alibaba Health Information Technology Ltd. (a)(c)	444,500	320,580

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Aluminum Corp. of China Ltd. Class A	29,300	$23,558
Aluminum Corp. of China Ltd. Class H	360,000	182,342
Angel Yeast Co. Ltd. Class A	3,300	20,055
Anhui Conch Cement Co. Ltd. Class A	8,900	36,596
Anhui Conch Cement Co. Ltd. Class H	113,500	393,356
Anhui Gujing Distillery Co. Ltd. Class A	1,200	51,638
Anhui Gujing Distillery Co. Ltd. Class B	9,900	176,779
Anhui Honglu Steel Construction Group Co. Ltd. Class A	1,560	7,519
Anhui Kouzi Distillery Co. Ltd. Class A	1,500	15,381
Anhui Yingjia Distillery Co. Ltd. Class A	1,100	10,662
Anjoy Foods Group Co. Ltd. Class A	800	19,091
ANTA Sports Products Ltd.	112,000	1,626,130
Apeloa Pharmaceutical Co. Ltd. Class A	3,800	11,779
Asymchem Laboratories Tianjin Co. Ltd. Class A	840	16,308
Autohome, Inc. ADR	6,800	227,596
Avary Holding Shenzhen Co. Ltd. Class A	5,400	24,435
AVIC Industry-Finance Holdings Co. Ltd. Class A	10,400	6,209
AviChina Industry & Technology Co. Ltd. Class H	218,000	114,548
AVICOPTER PLC Class A	2,300	14,177
Baidu, Inc. Class A (a)	202,800	3,820,985
Bank of Beijing Co. Ltd. Class A	64,640	41,450
Bank of Changsha Co. Ltd. Class A	4,200	4,846
Bank of Chengdu Co. Ltd. Class A	6,200	12,246
Bank of China Ltd. Class A	76,900	37,841
Bank of China Ltd. Class H	7,303,000	2,799,710
Bank of Communications Co. Ltd. Class A	95,812	71,320
Bank of Communications Co. Ltd. Class H	796,000	500,605
Bank of Hangzhou Co. Ltd. Class A	14,000	23,674
Bank of Jiangsu Co. Ltd. Class A	43,336	44,356
Bank of Nanjing Co. Ltd. Class A	22,440	29,284
Bank of Ningbo Co. Ltd. Class A	17,500	69,558
Bank of Shanghai Co. Ltd. Class A	41,408	36,138
Security Description	Shares	Value
Baoshan Iron & Steel Co. Ltd. Class A	49,700	$45,158
BBMG Corp. Class A	33,400	11,917
BeiGene Ltd. (a)	56,400	938,756
Beijing Capital International Airport Co. Ltd. Class H (a)	168,000	123,729
Beijing Dabeinong Technology Group Co. Ltd. Class A (a)	6,000	6,826
Beijing Easpring Material Technology Co. Ltd. Class A	1,100	9,242
Beijing Enlight Media Co. Ltd. Class A	12,900	16,715
Beijing Enterprises Holdings Ltd.	45,000	161,980
Beijing Enterprises Water Group Ltd.	374,000	93,454
Beijing Kingsoft Office Software, Inc. Class A	1,002	69,035
Beijing New Building Materials PLC Class A	2,800	10,931
Beijing Shiji Information Technology Co. Ltd. Class A	7,840	29,314
Beijing Tongrentang Co. Ltd. Class A	3,400	27,317
Beijing United Information Technology Co. Ltd. Class A	1,261	15,238
Beijing Wantai Biological Pharmacy Enterprise Co. Ltd. Class A	1,275	21,565
Beijing Yuanliu Hongyuan Electronic Technology Co. Ltd. Class A	600	6,736
Betta Pharmaceuticals Co. Ltd. Class A	1,600	13,717
BGI Genomics Co. Ltd. Class A	1,600	16,083
Bilibili, Inc. Class Z (a)(c)	17,200	404,718
Bloomage Biotechnology Corp. Ltd. Class A	1,241	20,507
BOC Aviation Ltd. (b)	19,000	147,340
BOC International China Co. Ltd. Class A	5,900	9,243
BOE Technology Group Co. Ltd. Class A	106,300	68,731
Bosideng International Holdings Ltd.	300,000	167,403
BYD Co. Ltd. Class A	4,600	171,490
BYD Co. Ltd. Class H	75,500	2,220,905
BYD Electronic International Co. Ltd.	62,500	194,506
By-health Co. Ltd. Class A	6,300	19,555
C&D International Investment Group Ltd. (c)	58,000	190,483
Caitong Securities Co. Ltd. Class A	16,900	18,501
Canmax Technologies Co. Ltd. Class A	1,100	8,220
CECEP Solar Energy Co. Ltd. Class A	16,300	16,260

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
CECEP Wind-Power Corp. Class A	15,970	$9,007
CETC Cyberspace Security Technology Co. Ltd. Class A	1,100	6,243
CGN Power Co. Ltd. Class H (b)	951,700	227,849
Changchun High & New Technology Industry Group, Inc. Class A, NVDR	800	19,038
Changjiang Securities Co. Ltd. Class A	19,700	15,985
Changzhou Xingyu Automotive Lighting Systems Co. Ltd. Class A	1,100	19,255
Chaozhou Three-Circle Group Co. Ltd. Class A	3,700	16,228
Chengtun Mining Group Co. Ltd. Class A	14,600	12,171
Chengxin Lithium Group Co. Ltd. Class A	1,700	8,545
China Baoan Group Co. Ltd. Class A	10,000	16,571
China Cinda Asset Management Co. Ltd. Class H	792,481	100,161
China CITIC Bank Corp. Ltd. Class H	833,000	419,048
China Coal Energy Co. Ltd. Class H	185,000	140,392
China Communications Services Corp. Ltd. Class H	204,000	100,381
China Conch Venture Holdings Ltd.	152,000	266,185
China Construction Bank Corp. Class A	19,900	17,215
China Construction Bank Corp. Class H	8,850,500	5,727,962
China CSSC Holdings Ltd. Class A	12,900	44,060
China Eastern Airlines Corp. Ltd. Class A (a)	15,100	11,326
China Energy Engineering Corp. Ltd. Class A	65,100	22,857
China Everbright Bank Co. Ltd. Class A	92,500	40,544
China Everbright Bank Co. Ltd. Class H	300,000	91,008
China Everbright Environment Group Ltd.	349,222	149,785
China Evergrande Group (a)(c)(d)	467,000	24,540
China Feihe Ltd. (b)	324,000	242,822
China Galaxy Securities Co. Ltd. Class A	14,200	20,787
China Galaxy Securities Co. Ltd. Class H	322,000	162,117
China Gas Holdings Ltd.	280,600	395,064
Security Description	Shares	Value
China Great Wall Securities Co. Ltd. Class A	8,300	$10,026
China Greatwall Technology Group Co. Ltd. Class A	3,600	6,491
China Hongqiao Group Ltd.	220,500	211,895
China International Capital Corp. Ltd. Class A	4,400	24,936
China International Capital Corp. Ltd. Class H (b)	137,200	275,267
China Jinmao Holdings Group Ltd.	515,557	100,366
China Jushi Co. Ltd. Class A	12,829	27,301
China Lesso Group Holdings Ltd.	107,000	95,605
China Life Insurance Co. Ltd. Class A	6,400	31,042
China Life Insurance Co. Ltd. Class H	682,000	1,119,202
China Literature Ltd. (a)(b)	37,600	194,168
China Longyuan Power Group Corp. Ltd. Class H	307,000	350,227
China Medical System Holdings Ltd.	124,000	195,642
China Meidong Auto Holdings Ltd. (c)	52,000	112,157
China Mengniu Dairy Co. Ltd. (a)	290,000	1,188,831
China Merchants Bank Co. Ltd. Class A	50,700	252,661
China Merchants Bank Co. Ltd. Class H	358,500	1,820,458
China Merchants Energy Shipping Co. Ltd. Class A	20,000	20,426
China Merchants Port Holdings Co. Ltd.	126,500	194,200
China Merchants Securities Co. Ltd. Class A	19,650	39,464
China Merchants Shekou Industrial Zone Holdings Co. Ltd. Class A	19,012	37,602
China Minsheng Banking Corp. Ltd. Class A	79,800	40,118
China Minsheng Banking Corp. Ltd. Class H (c)	564,200	193,321
China National Building Material Co. Ltd. Class H	362,000	297,534
China National Chemical Engineering Co. Ltd. Class A	21,200	28,648
China National Nuclear Power Co. Ltd. Class A	45,400	42,291
China Northern Rare Earth Group High-Tech Co. Ltd. Class A	8,900	33,838
China Oilfield Services Ltd. Class H	168,000	172,702
China Overseas Land & Investment Ltd.	350,500	845,568

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
China Overseas Property Holdings Ltd.	120,000	$146,400
China Pacific Insurance Group Co. Ltd. Class A	16,800	63,435
China Pacific Insurance Group Co. Ltd. Class H	240,400	637,318
China Petroleum & Chemical Corp. Class A	74,100	60,604
China Petroleum & Chemical Corp. Class H	2,338,000	1,379,691
China Power International Development Ltd.	455,000	181,181
China Railway Group Ltd. Class A	57,600	57,685
China Railway Group Ltd. Class H	390,000	237,991
China Railway Signal & Communication Corp. Ltd. Class A	7,185	5,675
China Rare Earth Resources & Technology Co. Ltd. Class A (a)	700	3,443
China Resources Beer Holdings Co. Ltd.	149,333	1,199,645
China Resources Cement Holdings Ltd. (c)	221,000	108,522
China Resources Gas Group Ltd.	86,700	318,916
China Resources Land Ltd.	294,000	1,338,818
China Resources Microelectronics Ltd. Class A	2,921	25,767
China Resources Mixc Lifestyle Services Ltd. (b)	64,000	336,494
China Resources Pharmaceutical Group Ltd. (b)	143,000	113,148
China Resources Power Holdings Co. Ltd.	176,000	375,510
China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	1,900	15,895
China Ruyi Holdings Ltd. (a)(c)	448,000	117,164
China Shenhua Energy Co. Ltd. Class A	17,400	71,341
China Shenhua Energy Co. Ltd. Class H	310,500	977,113
China Southern Airlines Co. Ltd. Class A (a)	30,700	35,192
China Southern Airlines Co. Ltd. Class H (a)(c)	178,000	126,993
China State Construction Engineering Corp. Ltd. Class A	111,700	94,241
China State Construction International Holdings Ltd.	192,000	217,214
China Taiping Insurance Holdings Co. Ltd.	129,200	137,378
Security Description	Shares	Value
China Three Gorges Renewables Group Co. Ltd. Class A	64,600	$51,588
China Tourism Group Duty Free Corp. Ltd. Class A	4,900	130,937
China Tourism Group Duty Free Corp. Ltd. Class H (a)(b)(c)	6,400	157,960
China Tower Corp. Ltd. Class H (b)	4,030,000	487,748
China Traditional Chinese Medicine Holdings Co. Ltd.	254,000	133,073
China United Network Communications Ltd. Class A	82,100	64,817
China Vanke Co. Ltd. Class A	23,400	51,741
China Vanke Co. Ltd. Class H	155,200	244,896
China Yangtze Power Co. Ltd. Class A	56,905	175,989
China Zhenhua Group Science & Technology Co. Ltd. Class A	1,099	14,427
China Zheshang Bank Co. Ltd. Class A (a)	34,700	14,462
Chinasoft International Ltd. (a)	254,000	160,913
Chongqing Brewery Co. Ltd. Class A	900	16,397
Chongqing Changan Automobile Co. Ltd. Class A	21,494	37,410
Chongqing Fuling Zhacai Group Co. Ltd. Class A	3,900	14,384
Chongqing Rural Commercial Bank Co. Ltd. Class A	28,400	15,183
Chongqing Zhifei Biological Products Co. Ltd. Class A	4,500	53,806
Chow Tai Fook Jewellery Group Ltd. (a)	188,200	373,969
CITIC Ltd.	536,000	626,479
CITIC Securities Co. Ltd. Class A	32,630	97,449
CITIC Securities Co. Ltd. Class H	193,725	414,374
CMOC Group Ltd. Class A	45,300	39,475
CMOC Group Ltd. Class H (c)	324,000	196,126
CNGR Advanced Material Co. Ltd. Class A	800	8,352
CNNC Hua Yuan Titanium Dioxide Co. Ltd. Class A	7,275	6,878
Contemporary Amperex Technology Co. Ltd. Class A	6,100	361,308
COSCO SHIPPING Development Co. Ltd. Class A	45,600	16,418
COSCO SHIPPING Energy Transportation Co. Ltd. Class A (a)	6,300	12,421
COSCO SHIPPING Holdings Co. Ltd. Class A	28,700	46,168

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COSCO SHIPPING Holdings Co. Ltd. Class H	292,974	$330,290
COSCO SHIPPING Ports Ltd.	166,590	111,394
Country Garden Holdings Co. Ltd. (c)	1,143,193	320,992
Country Garden Services Holdings Co. Ltd.	196,000	337,920
CRRC Corp. Ltd. Class A	67,800	60,471
CRRC Corp. Ltd. Class H	401,000	218,879
CSC Financial Co. Ltd. Class A	11,500	42,983
CSPC Pharmaceutical Group Ltd.	818,240	802,129
Daan Gene Co. Ltd. Class A	4,500	10,557
Dali Foods Group Co. Ltd. (b)	205,300	85,597
Daqin Railway Co. Ltd. Class A	33,200	34,795
Daqo New Energy Corp. ADR (a)	5,400	252,936
DaShenLin Pharmaceutical Group Co. Ltd. Class A	3,168	17,192
DHC Software Co. Ltd. Class A	4,400	5,329
Do-Fluoride New Materials Co. Ltd. Class A	1,100	5,322
Dong-E-E-Jiao Co. Ltd. Class A	2,700	20,848
Dongfang Electric Corp. Ltd. Class A	5,600	15,472
Dongfeng Motor Group Co. Ltd. Class H	258,000	121,198
Dongxing Securities Co. Ltd. Class A	11,600	14,189
Dongyue Group Ltd.	134,000	138,500
East Buy Holding Ltd. (a)(b)(c)	37,000	158,378
East Money Information Co. Ltd. Class A	32,483	94,810
Ecovacs Robotics Co. Ltd. Class A	1,000	12,007
ENN Energy Holdings Ltd.	72,500	992,734
ENN Natural Gas Co. Ltd. Class A	4,000	12,143
Eve Energy Co. Ltd. Class A	4,981	50,619
Everbright Securities Co. Ltd. Class A	7,899	17,512
Fangda Carbon New Material Co. Ltd. Class A (a)	17,360	16,294
Far East Horizon Ltd. (c)	133,000	119,432
FAW Jiefang Group Co. Ltd. Class A	14,500	17,543
First Capital Securities Co. Ltd. Class A	14,100	12,261
Flat Glass Group Co. Ltd. Class A	3,400	16,996
Flat Glass Group Co. Ltd. Class H (c)	40,000	114,406
Focus Media Information Technology Co. Ltd. Class A	37,600	37,583
Foshan Haitian Flavouring & Food Co. Ltd. Class A	9,495	105,815
Fosun International Ltd.	227,000	166,339
Security Description	Shares	Value
Foxconn Industrial Internet Co. Ltd. Class A	25,200	$63,083
Fujian Sunner Development Co. Ltd. Class A	4,100	14,716
Fuyao Glass Industry Group Co. Ltd. Class A	5,000	25,316
Fuyao Glass Industry Group Co. Ltd. Class H (b)	56,056	244,420
Ganfeng Lithium Group Co. Ltd. Class A	4,620	44,787
Ganfeng Lithium Group Co. Ltd. Class H (b)(c)	33,999	211,859
G-bits Network Technology Xiamen Co. Ltd. Class A	300	20,804
GCL Technology Holdings Ltd. (a)(c)	1,850,000	478,820
GD Power Development Co. Ltd. Class A (a)	49,800	27,593
GDS Holdings Ltd. ADR (a)	15	280
GDS Holdings Ltd. Class A (a)	79,400	186,516
Geely Automobile Holdings Ltd.	558,000	719,047
GEM Co. Ltd. Class A	16,700	18,189
Gemdale Corp. Class A	7,600	9,266
Genscript Biotech Corp. (a)	106,000	226,770
GF Securities Co. Ltd. Class A	15,700	36,064
GF Securities Co. Ltd. Class H	101,600	143,703
GigaDevice Semiconductor, Inc. Class A	2,092	37,279
Ginlong Technologies Co. Ltd. Class A (a)	950	18,504
GoerTek, Inc. Class A	10,600	33,101
Gotion High-tech Co. Ltd. Class A	6,100	26,503
Great Wall Motor Co. Ltd. Class A	6,400	26,113
Great Wall Motor Co. Ltd. Class H (c)	281,000	347,693
Gree Electric Appliances, Inc. of Zhuhai Class A	7,500	40,062
Greentown China Holdings Ltd.	81,500	105,482
Greentown Service Group Co. Ltd. (c)	128,000	80,747
GRG Banking Equipment Co. Ltd. Class A	10,600	18,923
Guangdong Haid Group Co. Ltd. Class A	5,100	43,351
Guangdong Investment Ltd.	270,000	276,201
Guangdong Kinlong Hardware Products Co. Ltd. Class A	1,100	12,855
Guanghui Energy Co. Ltd. Class A	13,500	18,188
Guangzhou Automobile Group Co. Ltd. Class A	17,300	28,117
Guangzhou Automobile Group Co. Ltd. Class H	270,800	171,118
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd. Class A	2,300	11,084

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Guangzhou Haige Communications Group, Inc. Co. Class A	9,200	$14,080
Guangzhou Kingmed Diagnostics Group Co. Ltd. Class A	1,700	21,820
Guangzhou Shiyuan Electronic Technology Co. Ltd. Class A	2,200	23,983
Guangzhou Tinci Materials Technology Co. Ltd. Class A	5,420	33,166
Guangzhou Yuexiu Capital Holdings Group Co. Ltd. Class A	15,255	14,636
Guolian Securities Co. Ltd. Class A	7,800	12,048
Guosen Securities Co. Ltd. Class A	20,600	28,139
Guotai Junan Securities Co. Ltd. Class A	22,600	47,323
Guoyuan Securities Co. Ltd. Class A	18,720	18,449
H World Group Ltd. ADR	17,900	876,742
Haidilao International Holding Ltd. (a)(b)(c)	102,000	276,438
Haier Smart Home Co. Ltd. Class A	17,800	58,742
Haier Smart Home Co. Ltd. Class H	212,000	663,826
Haitian International Holdings Ltd.	58,000	150,346
Haitong Securities Co. Ltd. Class A	28,000	35,976
Haitong Securities Co. Ltd. Class H	257,600	160,798
Hangzhou First Applied Material Co. Ltd. Class A	2,668	22,824
Hangzhou Oxygen Plant Group Co. Ltd. Class A	2,400	11,644
Hangzhou Robam Appliances Co. Ltd. Class A	1,000	4,133
Hangzhou Silan Microelectronics Co. Ltd. Class A	3,200	17,274
Hangzhou Tigermed Consulting Co. Ltd. Class A	600	8,366
Hangzhou Tigermed Consulting Co. Ltd. Class H (b)	11,000	103,638
Hansoh Pharmaceutical Group Co. Ltd. (b)	112,000	194,149
Heilongjiang Agriculture Co. Ltd. Class A	7,600	14,886
Henan Shenhuo Coal & Power Co. Ltd. Class A	8,800	22,659
Henan Shuanghui Investment & Development Co. Ltd. Class A	8,297	31,331
Hengan International Group Co. Ltd.	59,500	275,605
Security Description	Shares	Value
Hengli Petrochemical Co. Ltd. Class A	14,400	$33,999
Hengtong Optic-electric Co. Ltd. Class A	4,300	9,461
Hengyi Petrochemical Co. Ltd. Class A	16,510	19,522
Hesteel Co. Ltd. Class A	42,500	14,423
Hithink RoyalFlush Information Network Co. Ltd. Class A	1,000	29,805
Hongfa Technology Co. Ltd. Class A	140	665
Hopson Development Holdings Ltd.	8,051	7,365
Hoshine Silicon Industry Co. Ltd. Class A	900	10,892
Hua Hong Semiconductor Ltd. (a)(b)(c)	55,800	247,410
Huadian Power International Corp. Ltd. Class A	27,200	22,955
Huadong Medicine Co. Ltd. Class A	4,060	27,396
Huafon Chemical Co. Ltd. Class A	14,900	16,202
Huaibei Mining Holdings Co. Ltd. Class A	10,100	19,937
Hualan Biological Engineering, Inc. Class A	4,810	15,331
Huaneng Power International, Inc. Class A (a)	17,800	22,218
Huaneng Power International, Inc. Class H (a)(c)	368,000	193,317
Huatai Securities Co. Ltd. Class A	21,718	40,429
Huatai Securities Co. Ltd. Class H (b)	138,900	158,558
Huaxi Securities Co. Ltd. Class A	10,400	12,464
Huaxia Bank Co. Ltd. Class A	35,100	27,527
Huaxin Cement Co. Ltd. Class A	5,400	12,226
Huayu Automotive Systems Co. Ltd. Class A	7,300	17,790
Hubei Xingfa Chemicals Group Co. Ltd. Class A	2,100	9,325
Huizhou Desay Sv Automotive Co. Ltd. Class A	1,000	16,152
Humanwell Healthcare Group Co. Ltd. Class A	4,400	17,152
Hunan Valin Steel Co. Ltd. Class A	26,500	21,500
Hundsun Technologies, Inc. Class A	3,671	28,467
Hygeia Healthcare Holdings Co. Ltd. (a)(b)(c)	31,400	223,896
Iflytek Co. Ltd. Class A	5,550	51,460
Imeik Technology Development Co. Ltd. Class A	600	48,842

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Industrial & Commercial Bank of China Ltd. Class A	154,642	$100,476
Industrial & Commercial Bank of China Ltd. Class H	5,186,000	2,756,026
Industrial Bank Co. Ltd. Class A	51,799	127,588
Industrial Securities Co. Ltd. Class A	24,600	21,932
Ingenic Semiconductor Co. Ltd. Class A	1,900	24,671
Inner Mongolia BaoTou Steel Union Co. Ltd. Class A	133,700	36,831
Inner Mongolia Junzheng Energy & Chemical Industry Group Co. Ltd. Class A	33,800	22,244
Inner Mongolia Yili Industrial Group Co. Ltd. Class A	15,900	67,304
Inner Mongolia Yitai Coal Co. Ltd. Class B	93,500	137,426
Inner Mongolia Yuan Xing Energy Co. Ltd. Class A	5,400	6,785
Innovent Biologics, Inc. (a)(b)	96,500	432,849
Inspur Electronic Information Industry Co. Ltd. Class A	1,848	9,470
iQIYI, Inc. ADR (a)	40,000	291,200
JA Solar Technology Co. Ltd. Class A	5,200	43,320
Jafron Biomedical Co. Ltd. Class A	1,120	4,950
Jason Furniture Hangzhou Co. Ltd. Class A	2,600	15,360
JCET Group Co. Ltd. Class A	5,900	27,937
JD Health International, Inc. (a)(b)	101,800	754,838
JD.com, Inc. Class A	198,472	4,333,845
Jiangsu Eastern Shenghong Co. Ltd. Class A	8,700	17,234
Jiangsu Expressway Co. Ltd. Class H	106,000	98,576
Jiangsu Hengli Hydraulic Co. Ltd. Class A	2,664	25,698
Jiangsu Hengrui Pharmaceuticals Co. Ltd. Class A	17,044	106,259
Jiangsu King's Luck Brewery JSC Ltd. Class A	2,700	25,494
Jiangsu Yanghe Brewery Joint-Stock Co. Ltd. Class A	3,500	84,071
Jiangsu Yangnong Chemical Co. Ltd. Class A	400	5,659
Jiangsu Yoke Technology Co. Ltd. Class A	1,200	9,115
Jiangsu Yuyue Medical Equipment & Supply Co. Ltd. Class A	3,200	14,827
Jiangsu Zhongtian Technology Co. Ltd. Class A	8,400	20,928
Security Description	Shares	Value
Jiangxi Copper Co. Ltd. Class A	5,100	$14,690
Jiangxi Copper Co. Ltd. Class H	102,000	172,686
Jiangxi Special Electric Motor Co. Ltd. Class A (a)	6,900	15,489
JiuGui Liquor Co. Ltd. Class A	700	13,163
Jiumaojiu International Holdings Ltd. (b)	67,000	159,279
Joincare Pharmaceutical Group Industry Co. Ltd. Class A	8,600	16,506
Joinn Laboratories China Co. Ltd. Class A	1,176	8,969
Jointown Pharmaceutical Group Co. Ltd. Class A	7,500	16,315
Jonjee Hi-Tech Industrial & Commercial Holding Co. Ltd. Class A	1,600	8,655
JOYY, Inc. ADR	4,200	130,956
Juewei Food Co. Ltd. Class A	2,300	14,699
Kanzhun Ltd. ADR (a)	17,000	323,510
KE Holdings, Inc. ADR (a)	61,100	1,151,124
Kingboard Holdings Ltd.	60,500	186,025
Kingdee International Software Group Co. Ltd. (a)	237,000	382,841
Kingsoft Corp. Ltd.	89,800	441,447
Kuaishou Technology (a)(b)	161,900	1,244,892
Kuang-Chi Technologies Co. Ltd. Class A	7,100	17,163
Kunlun Energy Co. Ltd.	362,000	282,622
Kweichow Moutai Co. Ltd. Class A	3,099	819,173
LB Group Co. Ltd. Class A	8,200	24,151
Lenovo Group Ltd.	662,000	717,216
Lens Technology Co. Ltd. Class A	9,100	17,903
Lepu Medical Technology Beijing Co. Ltd. Class A	5,300	17,882
Li Auto, Inc. Class A (a)	103,300	1,291,868
Li Ning Co. Ltd.	216,500	1,702,525
Lingyi iTech Guangdong Co. Class A (a)	10,200	9,199
Livzon Pharmaceutical Group, Inc. Class A	2,700	14,689
Longfor Group Holdings Ltd. (b)	172,000	485,100
LONGi Green Energy Technology Co. Ltd. Class A	19,024	112,017
Lufax Holding Ltd. ADR	64,000	130,560
Luoyang Xinqianglian Slewing Bearing Co. Ltd. Class A	1,530	10,146
Luxi Chemical Group Co. Ltd. Class A	4,600	9,139
Luxshare Precision Industry Co. Ltd. Class A	18,871	83,416
Luzhou Laojiao Co. Ltd. Class A	3,600	133,037

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Mango Excellent Media Co. Ltd. Class A	3,540	$19,206
Maxscend Microelectronics Co. Ltd. Class A	1,184	21,482
Meinian Onehealth Healthcare Holdings Co. Ltd. Class A (a)	15,000	16,445
Meituan Class B (a)(b)	463,730	8,413,035
Metallurgical Corp. of China Ltd. Class A	43,900	24,928
Microport Scientific Corp. (a)	58,549	137,896
Ming Yang Smart Energy Group Ltd. Class A	4,600	15,104
MINISO Group Holding Ltd. ADR	8,700	154,338
Minth Group Ltd.	70,000	212,460
Montage Technology Co. Ltd. Class A	3,180	32,283
Muyuan Foods Co. Ltd. Class A	12,976	92,468
Nanjing King-Friend Biochemical Pharmaceutical Co. Ltd. Class A	5,272	12,529
NARI Technology Co. Ltd. Class A	15,618	61,618
NAURA Technology Group Co. Ltd. Class A	1,500	58,244
NavInfo Co. Ltd. Class A	2,400	4,733
NetEase, Inc. ADR (c)	560	49,526
NetEase, Inc.	181,125	3,197,355
New China Life Insurance Co. Ltd. Class A	4,400	19,520
New China Life Insurance Co. Ltd. Class H	78,800	187,150
New Hope Liuhe Co. Ltd. Class A (a)	10,100	19,463
New Oriental Education & Technology Group, Inc. (a)	141,700	543,778
Ninestar Corp. Class A	3,800	24,833
Ningbo Deye Technology Co. Ltd. Class A	500	18,834
Ningbo Joyson Electronic Corp. Class A (a)	6,700	14,898
Ningbo Orient Wires & Cables Co. Ltd. Class A	2,500	17,934
Ningbo Ronbay New Energy Technology Co. Ltd. Class A	879	8,784
Ningbo Shanshan Co. Ltd. Class A	4,200	10,553
Ningbo Tuopu Group Co. Ltd. Class A	2,600	24,383
Ningxia Baofeng Energy Group Co. Ltd. Class A	16,000	34,408
NIO, Inc. ADR (a)	125,900	1,323,209
Nongfu Spring Co. Ltd. Class H (b)	161,200	929,443
North Industries Group Red Arrow Co. Ltd. Class A	2,200	7,321
Security Description	Shares	Value
Offshore Oil Engineering Co. Ltd. Class A	6,200	$5,534
Oppein Home Group, Inc. Class A	1,680	29,574
Orient Securities Co. Ltd. Class A	15,292	21,828
Ovctek China, Inc. Class A	3,160	15,242
Pangang Group Vanadium Titanium & Resources Co. Ltd. Class A (a)	21,100	15,174
PDD Holdings, Inc. ADR (a)	46,500	3,529,350
People's Insurance Co. Group of China Ltd. Class A	19,600	14,852
People's Insurance Co. Group of China Ltd. Class H	755,000	251,928
Perfect World Co. Ltd. Class A	4,800	11,899
PetroChina Co. Ltd. Class A	53,100	45,751
PetroChina Co. Ltd. Class H	1,930,000	1,140,109
Pharmaron Beijing Co. Ltd. Class A	2,850	20,338
Pharmaron Beijing Co. Ltd. Class H (b)	17,900	74,912
PICC Property & Casualty Co. Ltd. Class H	637,000	649,805
Ping An Bank Co. Ltd. Class A	45,800	83,514
Ping An Healthcare & Technology Co. Ltd. (a)(b)(c)	45,800	115,330
Ping An Insurance Group Co. of China Ltd. Class A	27,200	180,309
Ping An Insurance Group Co. of China Ltd. Class H	582,500	3,768,292
Pingdingshan Tianan Coal Mining Co. Ltd. Class A	9,800	14,778
Poly Developments & Holdings Group Co. Ltd. Class A	31,500	64,714
Pop Mart International Group Ltd. (b)(c)	49,800	135,610
Postal Savings Bank of China Co. Ltd. Class A	59,800	40,518
Postal Savings Bank of China Co. Ltd. Class H (b)(c)	723,000	428,777
Power Construction Corp. of China Ltd. Class A	46,500	48,250
Proya Cosmetics Co. Ltd. Class A	280	7,419
Pylon Technologies Co. Ltd. Class A	554	19,822
Qinghai Salt Lake Industry Co. Ltd. Class A (a)	12,600	41,013
Raytron Technology Co. Ltd. Class A	1,060	7,555
Riyue Heavy Industry Co. Ltd. Class A	2,400	7,779
Rongsheng Petrochemical Co. Ltd. Class A	29,255	64,515
SAIC Motor Corp. Ltd. Class A	17,400	36,438
Sailun Group Co. Ltd. Class A	7,600	11,983

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Sangfor Technologies, Inc. Class A	750	$16,183
Sany Heavy Equipment International Holdings Co. Ltd. (c)	97,000	100,821
Sany Heavy Industry Co. Ltd. Class A	19,455	48,375
Satellite Chemical Co. Ltd. Class A	7,186	16,730
Sealand Securities Co. Ltd. Class A	24,100	11,932
Seazen Holdings Co. Ltd. Class A (a)	4,200	9,966
SF Holding Co. Ltd. Class A	11,800	95,060
SG Micro Corp. Class A	675	15,283
Shaanxi Coal Industry Co. Ltd. Class A	23,200	68,711
Shan Xi Hua Yang Group New Energy Co. Ltd. Class A	9,200	18,485
Shandong Buchang Pharmaceuticals Co. Ltd. Class A	4,600	13,286
Shandong Gold Mining Co. Ltd. Class A	8,128	26,074
Shandong Gold Mining Co. Ltd. Class H (b)(c)	66,500	135,111
Shandong Hualu Hengsheng Chemical Co. Ltd. Class A	4,250	21,820
Shandong Linglong Tyre Co. Ltd. Class A	4,800	13,675
Shandong Nanshan Aluminum Co. Ltd. Class A	28,089	13,871
Shandong Sun Paper Industry JSC Ltd. Class A	10,500	18,623
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	233,600	373,271
Shanghai Bairun Investment Holding Group Co. Ltd. Class A	3,332	19,842
Shanghai Baosight Software Co. Ltd. Class A	4,667	39,581
Shanghai Baosight Software Co. Ltd. Class B	44,360	146,676
Shanghai Construction Group Co. Ltd. Class A	21,900	8,712
Shanghai Electric Group Co. Ltd. Class A (a)	41,000	26,411
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class A	4,820	22,768
Shanghai Fosun Pharmaceutical Group Co. Ltd. Class H	47,000	133,630
Shanghai Friendess Electronic Technology Corp. Ltd. Class A	185	4,939
Security Description	Shares	Value
Shanghai Fudan Microelectronics Group Co. Ltd. Class H	26,000	$96,075
Shanghai International Airport Co. Ltd. Class A (a)	2,968	24,096
Shanghai International Port Group Co. Ltd. Class A	16,300	13,169
Shanghai Jinjiang International Hotels Co. Ltd. Class A	2,700	24,748
Shanghai Junshi Biosciences Co. Ltd. Class A (a)	2,405	16,799
Shanghai Lingang Holdings Corp. Ltd. Class A	6,900	12,767
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd. Class B	112,432	86,913
Shanghai M&G Stationery, Inc. Class A	1,600	11,441
Shanghai Medicilon, Inc. Class A	137	3,117
Shanghai Pharmaceuticals Holding Co. Ltd. Class A	8,600	25,513
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	75,300	140,619
Shanghai Pudong Development Bank Co. Ltd. Class A	78,200	81,897
Shanghai Putailai New Energy Technology Co. Ltd. Class A	4,520	32,922
Shanghai RAAS Blood Products Co. Ltd. Class A	18,500	17,322
Shanghai Yuyuan Tourist Mart Group Co. Ltd. Class A	13,000	15,384
Shanxi Coking Coal Energy Group Co. Ltd. Class A	13,200	21,132
Shanxi Lu'an Environmental Energy Development Co. Ltd. Class A	9,600	30,628
Shanxi Meijin Energy Co. Ltd. Class A	16,200	21,684
Shanxi Securities Co. Ltd. Class A	15,700	13,288
Shanxi Taigang Stainless Steel Co. Ltd. Class A	22,800	14,423
Shanxi Xinghuacun Fen Wine Factory Co. Ltd. Class A	2,980	117,918
Shenghe Resources Holding Co. Ltd. Class A	4,400	9,075
Shengyi Technology Co. Ltd. Class A	6,000	16,151
Shennan Circuits Co. Ltd. Class A	960	12,920
Shenwan Hongyuan Group Co. Ltd. Class A	65,700	39,927
Shenzhen Capchem Technology Co. Ltd. Class A	1,000	7,128
Shenzhen Dynanonic Co. Ltd. Class A	600	16,595
Shenzhen Energy Group Co. Ltd. Class A	12,700	11,310

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Shenzhen Inovance Technology Co. Ltd. Class A	5,950	$60,996
Shenzhen International Holdings Ltd.	118,057	104,458
Shenzhen Kangtai Biological Products Co. Ltd. Class A	3,918	18,058
Shenzhen Kedali Industry Co. Ltd. Class A	300	5,668
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A	3,100	140,747
Shenzhen New Industries Biomedical Engineering Co. Ltd. Class A	1,200	10,689
Shenzhen Overseas Chinese Town Co. Ltd. Class A	20,200	14,187
Shenzhen Salubris Pharmaceuticals Co. Ltd. Class A	3,600	18,558
Shenzhen SC New Energy Technology Corp. Class A	500	8,337
Shenzhen Senior Technology Material Co. Ltd. Class A	1,292	3,627
Shenzhen Sunlord Electronics Co. Ltd. Class A	2,000	7,620
Shenzhen Transsion Holdings Co. Ltd. Class A	1,976	29,140
Shenzhou International Group Holdings Ltd.	75,700	794,100
Shijiazhuang Yiling Pharmaceutical Co. Ltd. Class A	5,400	22,876
Shimao Group Holdings Ltd. (a)(d)	159,000	22,382
Sichuan Chuantou Energy Co. Ltd. Class A	10,000	19,282
Sichuan Hebang Biotechnology Co. Ltd. Class A	11,800	5,148
Sichuan Kelun Pharmaceutical Co. Ltd. Class A	5,200	21,551
Sichuan New Energy Power Co. Ltd. (a)	1,500	3,485
Sichuan Road & Bridge Group Co. Ltd. Class A	9,500	19,090
Sichuan Swellfun Co. Ltd. Class A	1,600	17,540
Sichuan Yahua Industrial Group Co. Ltd. Class A	1,600	4,941
Sieyuan Electric Co. Ltd. Class A	1,200	7,992
Silergy Corp.	30,000	476,297
Sinoma Science & Technology Co. Ltd. Class A	6,300	22,164
Sinomine Resource Group Co. Ltd. Class A	1,700	17,429
Sinopec Shanghai Petrochemical Co. Ltd. Class A	24,500	12,054
Sinopharm Group Co. Ltd. Class H	123,600	373,488
Security Description	Shares	Value
Skshu Paint Co. Ltd. Class A (a)	680	$11,526
Smoore International Holdings Ltd. (b)(c)	167,000	213,790
Songcheng Performance Development Co. Ltd. Class A	3,940	9,352
SooChow Securities Co. Ltd. Class A	15,600	15,717
Southwest Securities Co. Ltd. Class A	29,900	16,958
StarPower Semiconductor Ltd. Class A	600	24,028
Sunac China Holdings Ltd. (a)(c)(d)	390,700	56,988
Sungrow Power Supply Co. Ltd. Class A	3,600	55,089
Sunny Optical Technology Group Co. Ltd.	65,500	790,359
Sunwoda Electronic Co. Ltd. Class A	6,200	18,213
Suzhou Dongshan Precision Manufacturing Co. Ltd. Class A	2,700	11,921
Suzhou Maxwell Technologies Co. Ltd. Class A	576	25,583
TAL Education Group ADR (a)	40,900	262,169
TBEA Co. Ltd. Class A	9,287	29,356
TCL Technology Group Corp. Class A	30,200	19,474
TCL Zhonghuan Renewable Energy Technology Co. Ltd. Class A	9,000	63,455
Tencent Holdings Ltd.	572,500	27,977,493
Tencent Music Entertainment Group ADR (a)	64,900	537,372
Thunder Software Technology Co. Ltd. Class A	1,400	22,109
Tianjin 712 Communication & Broadcasting Co. Ltd. Class A	2,500	11,269
Tianma Microelectronics Co. Ltd. Class A	8,800	13,482
Tianqi Lithium Corp. Class A (a)	3,600	39,659
Tianshan Aluminum Group Co. Ltd. Class A	3,000	3,313
Tianshui Huatian Technology Co. Ltd. Class A	9,100	13,417
Tibet Summit Resources Co. Ltd. Class A (a)	900	3,004
Tingyi Cayman Islands Holding Corp.	184,000	307,914
Titan Wind Energy Suzhou Co. Ltd. Class A	3,000	6,449
Toly Bread Co. Ltd. Class A	4,312	9,778
Tongcheng Travel Holdings Ltd. (a)	112,000	243,795

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
TongFu Microelectronics Co. Ltd. Class A (a)	6,300	$20,416
Tongkun Group Co. Ltd. Class A	7,400	15,477
Tongling Nonferrous Metals Group Co. Ltd. Class A	42,200	19,767
Tongwei Co. Ltd. Class A	12,100	68,604
Topchoice Medical Corp. Class A (a)	1,100	20,700
Topsports International Holdings Ltd. (b)	165,000	150,405
TravelSky Technology Ltd. Class H	86,000	160,248
Trina Solar Co. Ltd. Class A	6,219	47,147
Trip.com Group Ltd. ADR (a)	50,067	1,886,024
Tsingtao Brewery Co. Ltd. Class A	1,500	26,341
Tsingtao Brewery Co. Ltd. Class H	58,000	633,949
Unigroup Guoxin Microelectronics Co. Ltd. Class A	2,379	38,508
Uni-President China Holdings Ltd.	113,000	113,968
Unisplendour Corp. Ltd. Class A	5,360	22,902
Vipshop Holdings Ltd. ADR (a)	38,488	584,248
Walvax Biotechnology Co. Ltd. Class A	4,400	22,078
Wanhua Chemical Group Co. Ltd. Class A	7,700	107,391
Want Want China Holdings Ltd.	435,000	279,872
Weibo Corp. ADR (a)	6,560	131,594
Weichai Power Co. Ltd. Class A	19,400	35,651
Weichai Power Co. Ltd. Class H	175,000	280,809
Weihai Guangwei Composites Co. Ltd. Class A	800	5,949
Wens Foodstuffs Group Co. Ltd. Class A	14,240	42,448
Western Securities Co. Ltd. Class A	14,600	13,546
Western Superconducting Technologies Co. Ltd. Class A	774	9,211
Will Semiconductor Co. Ltd. Shanghai Class A	3,375	44,904
Wingtech Technology Co. Ltd. Class A	3,000	24,200
Wuchan Zhongda Group Co. Ltd. Class A	20,300	14,345
Wuhan Guide Infrared Co. Ltd. Class A	10,192	17,970
Wuliangye Yibin Co. Ltd. Class A	9,500	271,598
WUS Printed Circuit Kunshan Co. Ltd. Class A	4,180	13,092
Security Description	Shares	Value
WuXi AppTec Co. Ltd. Class A	6,333	$73,281
WuXi AppTec Co. Ltd. Class H (b)	33,191	347,601
Wuxi Biologics Cayman, Inc. (a)(b)	329,500	2,030,352
Wuxi Shangji Automation Co. Ltd. Class A	1,260	18,758
XCMG Construction Machinery Co. Ltd. Class A	35,100	35,434
Xiamen C & D, Inc. Class A	11,400	20,004
Xiamen Faratronic Co. Ltd. Class A	400	8,516
Xiamen Tungsten Co. Ltd. Class A	4,600	13,653
Xiaomi Corp. Class B (a)(b)(c)	1,403,900	2,160,518
Xinjiang Goldwind Science & Technology Co. Ltd. Class A	7,100	11,427
Xinjiang Zhongtai Chemical Co. Ltd. Class A	6,400	6,759
Xinyi Solar Holdings Ltd.	446,089	534,767
XPeng, Inc. Class A (a)(c)	78,800	437,403
Xtep International Holdings Ltd.	118,013	150,307
Yadea Group Holdings Ltd. (b)	114,000	293,653
Yankuang Energy Group Co. Ltd. Class A	6,100	31,627
Yankuang Energy Group Co. Ltd. Class H (c)	138,000	494,098
Yantai Jereh Oilfield Services Group Co. Ltd. Class A	3,700	15,256
Yealink Network Technology Corp. Ltd. Class A	2,500	27,724
Yifeng Pharmacy Chain Co. Ltd. Class A	1,274	10,749
Yihai International Holding Ltd. (a)(c)	43,000	126,339
Yihai Kerry Arawana Holdings Co. Ltd. Class A	2,900	18,200
Yintai Gold Co. Ltd. Class A	11,060	21,186
YongXing Special Materials Technology Co. Ltd. Class A	800	9,817
Yonyou Network Technology Co. Ltd. Class A	6,878	25,236
Youngor Group Co. Ltd. Class A	5,400	5,129
Youngy Co. Ltd. Class A (a)	400	4,421
YTO Express Group Co. Ltd. Class A	9,900	26,383
Yuan Longping High-tech Agriculture Co. Ltd. Class A (a)	4,200	10,159
Yuexiu Property Co. Ltd.	129,400	195,654
Yum China Holdings, Inc.	38,600	2,446,854
Yunda Holding Co. Ltd. Class A	9,360	16,109
Yunnan Aluminium Co. Ltd. Class A	5,200	10,297
Yunnan Baiyao Group Co. Ltd. Class A	4,778	38,055

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Yunnan Botanee Bio-Technology Group Co. Ltd. Class A	1,100	$20,520
Yunnan Energy New Material Co. Ltd. Class A	2,400	39,851
Yunnan Tin Co. Ltd. Class A	1,400	3,025
Yunnan Yuntianhua Co. Ltd. Class A (a)	7,000	21,642
Zai Lab Ltd. ADR (a)	7,974	265,215
Zangge Mining Co. Ltd. Class A	5,900	20,785
Zhangzhou Pientzehuang Pharmaceutical Co. Ltd. Class A	1,600	66,235
Zhaojin Mining Industry Co. Ltd. Class H (a)(c)	106,500	161,505
Zhefu Holding Group Co. Ltd. Class A	13,200	7,831
Zhejiang Century Huatong Group Co. Ltd. Class A (a)	18,300	16,071
Zhejiang China Commodities City Group Co. Ltd. Class A	13,400	11,285
Zhejiang Chint Electrics Co. Ltd. Class A	5,100	20,782
Zhejiang Dahua Technology Co. Ltd. Class A	7,500	24,706
Zhejiang Dingli Machinery Co. Ltd. Class A	1,960	15,646
Zhejiang Expressway Co. Ltd. Class H	118,000	93,880
Zhejiang HangKe Technology, Inc.Co. Class A	1,724	11,299
Zhejiang Huahai Pharmaceutical Co. Ltd. Class A	5,830	17,123
Zhejiang Huayou Cobalt Co. Ltd. Class A	3,880	31,111
Zhejiang Jingsheng Mechanical & Electrical Co. Ltd. Class A	3,100	29,581
Zhejiang Jiuzhou Pharmaceutical Co. Ltd. Class A	1,300	6,296
Zhejiang Juhua Co. Ltd. Class A	8,700	22,392
Zhejiang NHU Co. Ltd. Class A	6,516	17,030
Zhejiang Supor Co. Ltd. Class A	1,300	10,241
Zhejiang Weiming Environment Protection Co. Ltd. Class A	4,330	11,508
Zhejiang Weixing New Building Materials Co. Ltd. Class A	5,100	18,021
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd. Class A	900	6,240
Zhejiang Yongtai Technology Co. Ltd. Class A	4,500	13,733
Zheshang Securities Co. Ltd. Class A	11,100	16,299
Security Description	Shares	Value
ZhongAn Online P&C Insurance Co. Ltd. Class H (a)(b)(c)	65,400	$205,516
Zhongji Innolight Co. Ltd. Class A	2,200	18,869
Zhongsheng Group Holdings Ltd.	55,500	273,468
Zhongtai Securities Co. Ltd. Class A	14,300	13,971
Zhuzhou CRRC Times Electric Co. Ltd.	49,800	216,672
Zhuzhou Hongda Electronics Corp. Ltd. Class A	1,000	6,652
Zhuzhou Kibing Group Co. Ltd. Class A	3,400	5,172
Zibo Qixiang Tengda Chemical Co. Ltd. Class A (a)	15,600	16,292
Zijin Mining Group Co. Ltd. Class A	47,800	85,950
Zijin Mining Group Co. Ltd. Class H	530,000	884,224
Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	17,400	15,742
ZTE Corp. Class A	11,700	55,488
ZTE Corp. Class H	67,800	198,712
ZTO Express Cayman, Inc. ADR	38,700	1,109,142
		178,632,352
COLOMBIA — 0.1%
Bancolombia SA	23,623	177,402
Bancolombia SA Preference Shares	40,793	255,475
Interconexion Electrica SA ESP	42,579	138,448
		571,325
CZECH REPUBLIC — 0.2%
CEZ AS	14,699	714,921
Komercni Banka AS	7,216	239,776
Moneta Money Bank AS (b)	28,900	116,150
		1,070,847
EGYPT — 0.1%
Commercial International Bank Egypt SAE	233,043	385,716
Eastern Co. SAE	85,861	48,888
Egyptian Financial Group-Hermes Holding Co. (a)	78,045	42,493
		477,097
GREECE — 0.4%
Alpha Services & Holdings SA (a)	210,394	259,046
Eurobank Ergasias Services & Holdings SA Class A (a)	241,797	320,953
FF Group (a)(d)	3,869	—
Hellenic Telecommunications Organization SA	18,638	273,459

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
JUMBO SA	10,646	$226,315
Motor Oil Hellas Corinth Refineries SA	5,601	144,022
Mytilineos SA	9,195	262,605
National Bank of Greece SA (a)	50,528	246,464
OPAP SA (a)	18,359	294,989
Public Power Corp. SA (a)	18,846	164,327
Terna Energy SA	5,225	111,516
		2,303,696
HONG KONG — 0.2%
China Huishan Dairy Holdings Co. Ltd. (a)(d)	406,100	—
Kingboard Laminates Holdings Ltd.	85,800	89,682
Nine Dragons Paper Holdings Ltd.	149,000	111,551
Orient Overseas International Ltd. (c)	12,000	230,343
Sino Biopharmaceutical Ltd.	943,000	528,544
Vinda International Holdings Ltd.	36,000	86,883
		1,047,003
HUNGARY — 0.2%
MOL Hungarian Oil & Gas PLC	37,985	278,401
OTP Bank Nyrt	20,429	583,672
Richter Gedeon Nyrt	12,751	266,429
		1,128,502
INDIA — 12.7%
ABB India Ltd.	4,899	201,002
ACC Ltd.	6,042	122,967
Adani Enterprises Ltd.	15,719	336,364
Adani Green Energy Ltd. (a)	29,447	316,139
Adani Ports & Special Economic Zone Ltd.	48,033	370,972
Adani Power Ltd. (a)	72,338	168,906
Adani Total Gas Ltd.	25,192	265,654
Adani Transmission Ltd. (a)	25,951	313,982
Ambuja Cements Ltd.	56,117	250,553
Apollo Hospitals Enterprise Ltd.	9,158	481,626
Asian Paints Ltd.	35,257	1,187,867
AU Small Finance Bank Ltd. (b)	15,039	106,396
Aurobindo Pharma Ltd.	23,142	146,249
Avenue Supermarts Ltd. (a)(b)	15,064	625,095
Axis Bank Ltd.	208,886	2,188,450
Bajaj Auto Ltd.	6,243	295,323
Bajaj Finance Ltd.	25,016	1,716,465
Bajaj Finserv Ltd.	35,491	549,128
Bajaj Holdings & Investment Ltd.	2,478	178,897
Balkrishna Industries Ltd.	7,098	169,002
Bandhan Bank Ltd. (a)(b)	61,945	148,095
Bank of Baroda	95,076	196,102
Berger Paints India Ltd.	22,391	158,794
Bharat Electronics Ltd.	331,657	394,733
Security Description	Shares	Value
Bharat Forge Ltd.	23,446	$220,410
Bharat Petroleum Corp. Ltd.	81,328	341,380
Bharti Airtel Ltd.	204,404	1,864,063
Britannia Industries Ltd.	9,870	520,251
CG Power & Industrial Solutions Ltd.	56,151	205,436
Cholamandalam Investment & Finance Co. Ltd.	37,819	351,401
Cipla Ltd.	44,655	490,117
Coal India Ltd.	141,627	369,193
Colgate-Palmolive India Ltd.	11,378	208,925
Container Corp. Of India Ltd.	26,161	185,137
Dabur India Ltd.	57,956	384,827
Divi's Laboratories Ltd.	12,222	420,846
DLF Ltd.	57,850	252,079
Dr Reddy's Laboratories Ltd.	10,739	605,557
Eicher Motors Ltd.	12,587	452,268
GAIL India Ltd.	214,411	275,165
Godrej Consumer Products Ltd. (a)	37,605	443,855
Godrej Properties Ltd. (a)	11,898	149,817
Grasim Industries Ltd.	23,958	476,882
Havells India Ltd.	23,577	341,851
HCL Technologies Ltd.	87,309	1,159,078
HDFC Life Insurance Co. Ltd. (b)	90,323	549,271
Hero MotoCorp Ltd.	10,329	295,750
Hindalco Industries Ltd.	124,612	617,841
Hindustan Petroleum Corp. Ltd.	58,632	169,366
Hindustan Unilever Ltd.	75,573	2,360,090
Housing Development Finance Corp. Ltd.	158,740	5,090,482
ICICI Bank Ltd.	474,086	5,066,293
ICICI Lombard General Insurance Co. Ltd. (b)	22,587	294,378
ICICI Prudential Life Insurance Co. Ltd. (b)	34,627	184,004
Indian Hotels Co. Ltd.	79,829	316,031
Indian Oil Corp. Ltd.	262,058	248,930
Indian Railway Catering & Tourism Corp. Ltd.	22,697	158,630
Indraprastha Gas Ltd.	30,196	157,817
Indus Towers Ltd.	61,345	106,944
Info Edge India Ltd.	6,658	302,831
Infosys Ltd.	309,795	5,416,187
InterGlobe Aviation Ltd. (a)(b)	9,165	213,536
ITC Ltd.	272,529	1,275,132
Jindal Steel & Power Ltd.	32,820	219,014
JSW Steel Ltd.	66,931	561,997
Jubilant Foodworks Ltd.	37,030	198,893
Kotak Mahindra Bank Ltd.	50,944	1,076,796
Larsen & Toubro Ltd.	63,198	1,668,193
LTIMindtree Ltd. (b)	8,297	483,153
Lupin Ltd.	18,173	143,599
Mahindra & Mahindra Ltd.	79,996	1,130,457
Marico Ltd.	47,489	277,724

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Maruti Suzuki India Ltd.	11,072	$1,119,696
Mphasis Ltd.	7,806	171,605
MRF Ltd.	176	180,265
Muthoot Finance Ltd.	10,959	131,048
Nestle India Ltd.	3,139	753,697
NTPC Ltd.	360,697	770,067
Oil & Natural Gas Corp. Ltd.	231,289	426,249
Page Industries Ltd.	577	266,536
Petronet LNG Ltd.	68,999	192,487
PI Industries Ltd.	6,834	252,525
Pidilite Industries Ltd.	13,850	397,292
Power Grid Corp. of India Ltd.	292,004	803,910
Reliance Industries Ltd.	279,862	7,957,756
Samvardhana Motherson International Ltd.	185,725	152,149
SBI Cards & Payment Services Ltd.	21,729	196,109
SBI Life Insurance Co. Ltd. (b)	41,557	557,522
Shree Cement Ltd.	1,012	323,171
Shriram Finance Ltd.	20,652	317,486
Siemens Ltd.	6,547	265,646
SRF Ltd.	13,624	400,947
State Bank of India	163,615	1,045,915
Sun Pharmaceutical Industries Ltd.	87,922	1,053,505
Tata Consultancy Services Ltd.	84,127	3,297,595
Tata Consumer Products Ltd.	50,281	434,507
Tata Elxsi Ltd.	3,201	233,081
Tata Motors Ltd. (a)	153,632	791,529
Tata Power Co. Ltd.	132,452	307,807
Tata Steel Ltd.	670,744	856,856
Tech Mahindra Ltd.	53,902	726,634
Titan Co. Ltd.	32,595	1,001,130
Torrent Pharmaceuticals Ltd.	9,375	175,601
Trent Ltd.	17,023	285,571
Tube Investments of India Ltd.	9,952	309,219
TVS Motor Co. Ltd.	19,984	262,670
UltraTech Cement Ltd.	9,288	863,074
United Spirits Ltd. (a)	27,231	251,274
UPL Ltd.	44,850	392,395
Varun Beverages Ltd.	21,283	360,106
Vedanta Ltd.	68,341	228,935
Wipro Ltd.	125,033	557,820
Yes Bank Ltd. (a)	1,068,372	196,191
Zomato Ltd. (a)	278,678	174,263
		78,632,479
INDONESIA — 1.9%
Adaro Energy Indonesia Tbk PT	1,351,900	262,064
Aneka Tambang Tbk	795,800	111,083
Astra International Tbk PT	1,869,700	749,172
Bank Central Asia Tbk PT	5,099,600	2,983,491
Bank Mandiri Persero Tbk PT	1,715,900	1,181,648
Bank Negara Indonesia Persero Tbk PT	697,400	436,391
Security Description	Shares	Value
Bank Rakyat Indonesia Persero Tbk PT	6,262,713	$1,984,358
Barito Pacific Tbk PT	2,509,627	138,371
Charoen Pokphand Indonesia Tbk PT	671,300	223,660
Gudang Garam Tbk PT	16,700	28,957
Indah Kiat Pulp & Paper Tbk PT	249,600	125,096
Indofood CBP Sukses Makmur Tbk PT	208,300	138,697
Indofood Sukses Makmur Tbk PT	402,900	166,803
Kalbe Farma Tbk PT	1,939,100	271,767
Merdeka Copper Gold Tbk PT (a)	1,100,924	308,309
Sarana Menara Nusantara Tbk PT	1,853,000	114,625
Semen Indonesia Persero Tbk PT	301,884	127,098
Sumber Alfaria Trijaya Tbk PT	1,553,000	298,798
Telkom Indonesia Persero Tbk PT	4,553,200	1,236,390
Unilever Indonesia Tbk PT	728,900	211,473
United Tractors Tbk PT	152,800	296,950
Vale Indonesia Tbk PT (a)	220,300	97,889
		11,493,090
KUWAIT — 0.8%
Agility Public Warehousing Co. KSC	134,494	273,798
Boubyan Bank KSCP	120,429	252,590
Gulf Bank KSCP	143,180	139,428
Kuwait Finance House KSCP	677,791	1,833,888
Mabanee Co. KPSC	57,227	136,191
Mobile Telecommunications Co. KSCP	201,845	356,060
National Bank of Kuwait SAKP	659,306	2,274,542
		5,266,497
LUXEMBOURG — 0.0% (e)
Reinet Investments SCA	12,325	253,593
MALAYSIA — 1.4%
AMMB Holdings Bhd	166,500	141,868
Axiata Group Bhd	253,693	173,524
CELCOMDIGI Bhd	289,200	284,829
CIMB Group Holdings Bhd	633,736	763,743
Dialog Group Bhd	333,200	178,629
Gamuda Bhd	168,500	156,124
Genting Bhd	196,000	207,456
Genting Malaysia Bhd	281,500	169,381
HAP Seng Consolidated Bhd	62,400	72,188
Hong Leong Bank Bhd	58,600	268,788
Hong Leong Financial Group Bhd	21,200	86,405
IHH Healthcare Bhd	163,000	212,328
Inari Amertron Bhd	246,800	138,538
IOI Corp. Bhd	239,400	207,283

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Kuala Lumpur Kepong Bhd	40,012	$188,844
Malayan Banking Bhd	445,877	866,582
Malaysia Airports Holdings Bhd (a)	58,900	90,762
Maxis Bhd	222,000	208,129
MISC Bhd	127,200	208,520
MR DIY Group M Bhd (b)	217,850	76,698
Nestle Malaysia Bhd	6,700	208,175
Petronas Chemicals Group Bhd	217,900	350,163
Petronas Dagangan Bhd	26,800	129,502
Petronas Gas Bhd	73,500	274,511
PPB Group Bhd	61,020	229,006
Press Metal Aluminium Holdings Bhd	346,100	383,336
Public Bank Bhd	1,338,200	1,214,426
QL Resources Bhd	99,200	130,618
RHB Bank Bhd	133,557	168,983
Sime Darby Bhd	266,469	129,913
Sime Darby Plantation Bhd	193,236	187,613
Telekom Malaysia Bhd	101,861	113,224
Tenaga Nasional Bhd	235,700	493,238
Top Glove Corp. Bhd (a)	471,800	100,832
		8,814,159
MEXICO — 2.7%
Alfa SAB de CV Class A	269,000	170,136
America Movil SAB de CV Class B	2,534,621	2,657,309
Arca Continental SAB de CV	40,100	363,423
Banco del Bajio SA (b)	72,000	261,586
Cemex SAB de CV Series CPO (a)	1,397,517	765,477
Coca-Cola Femsa SAB de CV	49,300	395,170
Fibra Uno Administracion SA de CV REIT	286,058	398,764
Fomento Economico Mexicano SAB de CV (c)	178,480	1,698,209
Gruma SAB de CV Class B	19,030	280,180
Grupo Aeroportuario del Pacifico SAB de CV Class B	32,600	633,024
Grupo Aeroportuario del Sureste SAB de CV Class B	17,630	538,215
Grupo Bimbo SAB de CV Class A	122,615	615,791
Grupo Carso SAB de CV Series A1 (c)	41,400	205,349
Grupo Financiero Banorte SAB de CV Class O	238,303	2,004,775
Grupo Financiero Inbursa SAB de CV Class O (a)(c)	194,526	417,472
Grupo Mexico SAB de CV Class B	285,436	1,348,929
Grupo Televisa SAB Series CPO (c)	224,329	236,927
Industrias Penoles SAB de CV (a)(c)	12,895	189,826
Security Description	Shares	Value
Kimberly-Clark de Mexico SAB de CV Class A	139,789	$293,885
Operadora De Sites Mexicanos SAB de CV Class A	118,200	116,655
Orbia Advance Corp. SAB de CV	95,610	207,466
Promotora y Operadora de Infraestructura SAB de CV	21,000	209,291
Southern Copper Corp.	7,767	592,234
Wal-Mart de Mexico SAB de CV	480,994	1,918,808
		16,518,901
PERU — 0.2%
Cia de Minas Buenaventura SAA ADR (c)	19,900	162,782
Credicorp Ltd.	6,600	873,774
		1,036,556
PHILIPPINES — 0.7%
Aboitiz Equity Ventures, Inc.	162,700	145,339
ACEN Corp.	101,295	11,466
Ayala Corp.	22,745	273,327
Ayala Land, Inc.	694,200	340,232
Bank of the Philippine Islands	184,006	347,892
BDO Unibank, Inc.	221,518	525,369
International Container Terminal Services, Inc.	93,770	368,177
JG Summit Holdings, Inc.	271,110	239,322
Jollibee Foods Corp.	41,070	169,308
Manila Electric Co.	19,990	114,560
Metropolitan Bank & Trust Co.	165,807	178,830
Monde Nissin Corp. (b)	552,200	99,890
PLDT, Inc.	7,721	202,198
SM Investments Corp.	22,230	364,889
SM Prime Holdings, Inc.	1,066,900	645,530
Universal Robina Corp.	81,020	215,267
		4,241,596
POLAND — 0.7%
Allegro.eu SA (a)(b)	33,945	232,228
Bank Polska Kasa Opieki SA	17,234	343,513
CD Projekt SA	6,252	162,163
Cyfrowy Polsat SA	24,124	93,920
Dino Polska SA (a)(b)	4,605	419,094
KGHM Polska Miedz SA	13,073	372,040
LPP SA	100	222,461
mBank SA (a)	1,336	95,480
PGE Polska Grupa Energetyczna SA (a)	79,882	116,562
Polski Koncern Naftowy ORLEN SA	59,130	799,701
Powszechna Kasa Oszczednosci Bank Polski SA	81,161	539,689
Powszechny Zaklad Ubezpieczen SA	55,919	456,228

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Santander Bank Polska SA	3,284	$222,860
		4,075,939
QATAR — 0.9%
Barwa Real Estate Co.	175,564	126,048
Commercial Bank PSQC	294,309	471,467
Industries Qatar QSC	139,264	499,038
Masraf Al Rayan QSC	507,539	414,212
Mesaieed Petrochemical Holding Co.	406,989	215,552
Ooredoo QPSC	74,049	191,238
Qatar Electricity & Water Co. QSC	41,881	194,102
Qatar Fuel QSC	55,858	266,973
Qatar Gas Transport Co. Ltd.	223,849	213,214
Qatar International Islamic Bank QSC	92,153	250,984
Qatar Islamic Bank SAQ	152,049	745,217
Qatar National Bank QPSC	424,346	1,874,821
		5,462,866
ROMANIA — 0.0% (e)
NEPI Rockcastle NV	41,838	243,612
RUSSIA — 0.0%
Alrosa PJSC (a)(d)	14,460	—
Alrosa PJSC (a)(d)	293,625	—
Gazprom PJSC (d)	1,420,638	—
Inter RAO UES PJSC (a)(d)	4,533,728	—
LUKOIL PJSC (d)	49,922	—
Magnit PJSC (a)(d)	9,440	—
MMC Norilsk Nickel PJSC (d)	7,572	—
Mobile TeleSystems PJSC ADR (a)(d)	48,094	—
Mobile TeleSystems PJSC (d)	13,301	—
Moscow Exchange MICEX-Rates PJSC (a)(d)	172,751	—
Novatek PJSC GDR (a)(d)	1,745	—
Novatek PJSC (d)	91,850	—
Novolipetsk Steel PJSC (a)(d)	181,543	—
Ozon Holdings PLC ADR (a)(c)(d)(f)	6,064	—
Ozon Holdings PLC ADR (a)(d)(f)	1,150	—
PhosAgro PJSC (a)(d)(f)	106	—
PhosAgro PJSC GDR (a)(d)(f)	16,519	—
Polymetal International PLC (a)(d)	1,547	—
Polyus PJSC (a)(d)	4,021	—
Rosneft Oil Co. PJSC (d)	140,958	—
Sberbank of Russia PJSC (a)(d)	1,296,064	—
Severstal PAO (a)(d)	25,372	—
Surgutneftegas PJSC (d)	874,000	—
Tatneft PJSC (d)	170,112	—
TCS Group Holding PLC GDR (a)(d)	14,424	—
Security Description	Shares	Value
United Co. RUSAL International PJSC (a)(d)	365,310	$—
VK Co. Ltd. GDR (a)(d)	12,460	—
VTB Bank PJSC (a)(d)	380,650,000	—
X5 Retail Group NV GDR (a)(d)	14,639	—
Yandex NV Class A (a)(d)	36,719	—
		—
SAUDI ARABIA — 3.8%
ACWA Power Co.	7,567	284,497
Advanced Petrochemical Co.	11,514	147,182
Al Rajhi Bank	180,279	3,548,980
Alinma Bank	91,193	719,108
Almarai Co. JSC	23,523	354,401
Arab National Bank	54,534	376,505
Arabian Internet & Communications Services Co.	2,199	146,149
Bank AlBilad	45,145	481,771
Bank Al-Jazira	38,674	188,491
Banque Saudi Fransi	54,474	528,475
Bupa Arabia for Cooperative Insurance Co.	6,835	316,467
Dallah Healthcare Co.	3,302	135,796
Dar Al Arkan Real Estate Development Co. (a)	48,811	209,512
Dr Sulaiman Al Habib Medical Services Group Co.	7,958	619,462
Elm Co.	2,221	262,473
Emaar Economic City (a)	33,807	72,778
Etihad Etisalat Co.	35,513	391,556
Jarir Marketing Co.	5,266	229,362
Mobile Telecommunications Co. Saudi Arabia (a)	39,062	135,642
Mouwasat Medical Services Co.	4,457	279,906
Nahdi Medical Co.	3,611	178,281
National Industrialization Co. (a)	28,902	94,585
Rabigh Refining & Petrochemical Co. (a)	40,799	109,649
Riyad Bank	123,630	984,150
SABIC Agri-Nutrients Co.	19,931	679,471
Sahara International Petrochemical Co.	33,020	335,051
Saudi Arabian Mining Co. (a)	79,052	1,356,735
Saudi Arabian Oil Co. (b)	222,232	1,915,461
Saudi Basic Industries Corp.	82,671	1,994,980
Saudi British Bank	84,999	800,853
Saudi Electricity Co.	75,785	472,916
Saudi Industrial Investment Group	33,087	220,920
Saudi Investment Bank	46,833	207,921
Saudi Kayan Petrochemical Co. (a)	66,046	213,674
Saudi National Bank	201,695	2,469,904

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Saudi Research & Media Group (a)	3,314	$174,529
Saudi Tadawul Group Holding Co.	4,458	171,952
Saudi Telecom Co.	137,888	1,474,848
Savola Group	24,052	179,669
Yanbu National Petrochemical Co.	23,680	266,865
		23,730,927
SOUTH AFRICA — 3.2%
Absa Group Ltd.	77,588	795,843
African Rainbow Minerals Ltd. (c)	10,373	134,853
Anglo American Platinum Ltd. (c)	4,820	259,657
Aspen Pharmacare Holdings Ltd.	35,700	370,433
Bid Corp. Ltd. (c)	30,944	695,008
Bidvest Group Ltd. (c)	26,656	380,734
Capitec Bank Holdings Ltd.	7,968	757,927
Clicks Group Ltd.	23,012	333,497
Discovery Ltd. (a)	45,991	361,474
Exxaro Resources Ltd.	22,050	231,279
FirstRand Ltd. (c)	463,509	1,576,551
Foschini Group Ltd.	31,916	163,496
Gold Fields Ltd.	81,617	1,097,160
Growthpoint Properties Ltd. REIT	309,015	227,462
Harmony Gold Mining Co. Ltd.	50,576	210,384
Impala Platinum Holdings Ltd. (c)	77,927	719,793
Kumba Iron Ore Ltd. (c)	6,078	154,218
Mr Price Group Ltd.	24,563	199,633
MTN Group Ltd.	155,440	1,117,565
MultiChoice Group	34,404	239,204
Naspers Ltd. Class N	20,031	3,724,704
Nedbank Group Ltd.	41,928	512,447
Northam Platinum Holdings Ltd. (a)	31,623	258,010
Old Mutual Ltd.	440,106	292,768
OUTsurance Group Ltd.	77,446	152,469
Pepkor Holdings Ltd. (b)	185,963	180,696
Remgro Ltd.	49,806	377,366
Sanlam Ltd.	162,170	515,233
Sasol Ltd.	52,735	715,152
Shoprite Holdings Ltd.	46,384	580,884
Sibanye Stillwater Ltd. (c)	261,434	541,714
Standard Bank Group Ltd.	123,082	1,197,586
Vodacom Group Ltd.	59,067	406,286
Woolworths Holdings Ltd.	89,754	323,403
		19,804,889
SOUTH KOREA — 11.7%
Amorepacific Corp.	2,714	286,452
BGF retail Co. Ltd.	677	94,310
Celltrion Healthcare Co. Ltd.	8,321	387,622
Celltrion Pharm, Inc. (a)	1,731	111,024
Security Description	Shares	Value
Celltrion, Inc.	9,397	$1,086,182
Cheil Worldwide, Inc.	6,731	96,436
CJ CheilJedang Corp.	741	185,642
CJ Corp.	1,359	108,936
Coway Co. Ltd.	5,088	205,350
DB Insurance Co. Ltd.	4,243	244,110
Doosan Bobcat, Inc.	4,489	150,980
Doosan Enerbility Co. Ltd. (a)	38,805	509,585
Ecopro BM Co. Ltd.	4,427	767,175
E-MART, Inc.	1,904	154,851
F&F Co. Ltd.	1,596	171,725
GS Holdings Corp.	4,194	130,097
Hana Financial Group, Inc.	27,105	848,900
Hankook Tire & Technology Co. Ltd.	7,029	188,012
Hanmi Pharm Co. Ltd.	627	123,594
Hanon Systems	16,636	112,568
Hanwha Galleria Co. Ltd. (a)	10,961	17,934
Hanwha Solutions Corp. (a)	9,718	400,858
HD Hyundai Co. Ltd.	4,487	200,482
HLB, Inc. (a)	9,831	264,474
HMM Co. Ltd.	24,874	391,132
Hotel Shilla Co. Ltd.	2,891	181,683
HYBE Co. Ltd. (a)	1,732	252,911
Hyundai Engineering & Construction Co. Ltd.	6,978	196,242
Hyundai Glovis Co. Ltd.	1,681	205,292
Hyundai Heavy Industries Co. Ltd. (a)	1,602	123,833
Hyundai Mipo Dockyard Co. Ltd. (a)	2,203	119,155
Hyundai Mobis Co. Ltd.	5,628	934,752
Hyundai Motor Co.	12,749	1,813,833
Hyundai Motor Co. Preference Shares (f)	3,265	241,176
Hyundai Motor Co. Preference Shares (f)	2,076	150,923
Hyundai Steel Co.	7,974	213,159
Industrial Bank of Korea	24,620	191,472
Kakao Corp.	28,584	1,353,704
Kakao Games Corp. (a)	3,480	112,783
KakaoBank Corp.	13,377	250,019
Kakaopay Corp. (a)	2,445	105,418
Kangwon Land, Inc.	9,107	139,687
KB Financial Group, Inc.	35,655	1,302,199
Kia Corp.	24,156	1,507,529
Korea Aerospace Industries Ltd.	6,660	243,213
Korea Electric Power Corp. (a)	23,726	328,808
Korea Investment Holdings Co. Ltd.	3,953	167,793
Korea Shipbuilding & Offshore Engineering Co. Ltd. (a)	3,903	233,395
Korea Zinc Co. Ltd.	842	358,241
Korean Air Lines Co. Ltd.	16,984	303,236
Krafton, Inc. (a)	2,707	385,022
KT&G Corp.	10,219	656,754

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Kumho Petrochemical Co. Ltd.	1,617	$178,862
L&F Co. Ltd.	2,147	520,502
LG Chem Ltd.	4,540	2,493,339
LG Chem Ltd. Preference Shares	695	166,526
LG Corp.	8,597	547,424
LG Display Co. Ltd. (a)	21,222	269,540
LG Electronics, Inc.	9,824	876,730
LG Energy Solution Ltd. (a)	3,217	1,449,428
LG H&H Co. Ltd.	853	394,085
LG Innotek Co. Ltd.	1,304	273,465
LG Uplus Corp.	20,291	169,049
Lotte Chemical Corp.	1,853	272,234
Lotte Energy Materials Corp.	2,005	106,662
Lotte Shopping Co. Ltd.	1,062	67,018
Meritz Financial Group, Inc.	6,407	190,869
Meritz Securities Co. Ltd.	22,751	106,781
Mirae Asset Securities Co. Ltd.	25,277	125,913
NAVER Corp.	12,052	1,888,439
NCSoft Corp.	1,500	429,856
Netmarble Corp. (a)(b)	1,975	101,257
NH Investment & Securities Co. Ltd.	13,998	94,891
Orion Corp.	2,249	236,043
Pan Ocean Co. Ltd.	25,577	114,655
Pearl Abyss Corp. (a)	2,568	92,112
POSCO Chemical Co. Ltd.	2,492	525,236
POSCO Holdings, Inc.	6,608	1,869,543
S-1 Corp.	1,526	64,854
Samsung Biologics Co. Ltd. (a)(b)	1,630	988,047
Samsung C&T Corp.	7,822	651,405
Samsung Electro-Mechanics Co. Ltd.	5,109	603,226
Samsung Electronics Co. Ltd. Preference Shares	75,675	3,149,185
Samsung Electronics Co. Ltd.	439,018	21,709,860
Samsung Engineering Co. Ltd. (a)	14,618	357,252
Samsung Fire & Marine Insurance Co. Ltd.	2,799	442,444
Samsung Heavy Industries Co. Ltd. (a)	56,626	225,770
Samsung Life Insurance Co. Ltd.	7,354	354,638
Samsung SDI Co. Ltd.	5,056	2,872,004
Samsung SDS Co. Ltd.	3,207	286,801
Samsung Securities Co. Ltd.	5,657	138,275
SD Biosensor, Inc.	3,079	50,103
Shinhan Financial Group Co. Ltd.	42,342	1,150,234
SK Biopharmaceuticals Co. Ltd. (a)	2,887	140,686
SK Bioscience Co. Ltd. (a)	2,195	122,159
SK Hynix, Inc.	50,216	3,436,528
SK IE Technology Co. Ltd. (a)(b)	2,258	124,592
Security Description	Shares	Value
SK Innovation Co. Ltd. (a)	5,100	$706,638
SK Square Co. Ltd. (a)	9,262	284,300
SK, Inc.	3,376	449,824
SKC Co. Ltd.	1,872	165,450
S-Oil Corp.	4,212	259,452
Woori Financial Group, Inc.	49,690	437,107
Yuhan Corp.	4,823	187,772
		72,229,728
TAIWAN — 14.7%
Accton Technology Corp.	46,000	483,466
Acer, Inc.	266,000	246,545
Advantech Co. Ltd.	40,002	489,377
ASE Technology Holding Co. Ltd.	299,307	1,110,747
Asia Cement Corp.	216,000	307,577
Asustek Computer, Inc.	65,000	583,181
AUO Corp.	597,200	362,822
Catcher Technology Co. Ltd.	59,000	368,826
Cathay Financial Holding Co. Ltd.	782,634	1,077,567
Chailease Holding Co. Ltd.	130,061	956,515
Chang Hwa Commercial Bank Ltd.	437,927	250,009
Cheng Shin Rubber Industry Co. Ltd.	170,000	204,427
China Airlines Ltd.	260,000	167,421
China Development Financial Holding Corp.	1,393,826	576,737
China Steel Corp.	1,081,000	1,098,248
Chunghwa Telecom Co. Ltd.	349,000	1,371,883
Compal Electronics, Inc.	385,000	319,744
CTBC Financial Holding Co. Ltd.	1,609,040	1,158,719
Delta Electronics, Inc.	179,000	1,775,973
E Ink Holdings, Inc.	78,000	476,084
E.Sun Financial Holding Co. Ltd.	1,175,576	978,985
Eclat Textile Co. Ltd.	17,550	286,555
eMemory Technology, Inc. (a)	6,000	369,348
Eva Airways Corp.	242,000	214,758
Evergreen Marine Corp. Taiwan Ltd.	92,300	483,409
Far Eastern New Century Corp.	295,000	303,620
Far EasTone Telecommunications Co. Ltd.	149,000	368,238
Feng TAY Enterprise Co. Ltd.	40,361	256,915
First Financial Holding Co. Ltd.	972,133	846,136
Formosa Chemicals & Fibre Corp.	327,000	742,181
Formosa Petrochemical Corp.	105,000	293,556
Formosa Plastics Corp.	379,000	1,144,203
Fubon Financial Holding Co. Ltd.	682,147	1,269,547
Giant Manufacturing Co. Ltd.	29,051	168,897
Globalwafers Co. Ltd.	20,000	341,882

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Hon Hai Precision Industry Co. Ltd.	1,147,800	$3,928,913
Hotai Motor Co. Ltd.	28,000	590,940
Hua Nan Financial Holdings Co. Ltd.	818,251	601,949
Innolux Corp.	829,230	397,857
Inventec Corp.	231,000	242,800
Largan Precision Co. Ltd.	9,000	645,248
Lite-On Technology Corp.	180,958	435,595
MediaTek, Inc. (a)	140,000	3,629,656
Mega Financial Holding Co. Ltd.	1,021,975	1,107,606
Micro-Star International Co. Ltd.	61,000	289,942
momo.com, Inc.	6,000	178,746
Nan Ya Plastics Corp.	436,000	1,110,628
Nan Ya Printed Circuit Board Corp.	21,000	196,853
Nanya Technology Corp.	118,000	258,811
Nien Made Enterprise Co. Ltd.	16,000	172,319
Novatek Microelectronics Corp.	53,000	753,158
Pegatron Corp.	184,000	422,216
PharmaEssentia Corp. (a)	18,000	253,307
Pou Chen Corp.	204,000	209,671
Powerchip Semiconductor Manufacturing Corp.	276,000	301,525
President Chain Store Corp.	52,000	460,850
Quanta Computer, Inc.	249,000	729,455
Realtek Semiconductor Corp.	43,000	548,868
Ruentex Development Co. Ltd.	159,596	185,869
Shanghai Commercial & Savings Bank Ltd.	353,813	546,090
Shin Kong Financial Holding Co. Ltd.	1,231,741	341,610
SinoPac Financial Holdings Co. Ltd.	982,427	537,141
Synnex Technology International Corp.	119,700	241,507
Taishin Financial Holding Co. Ltd.	980,573	536,602
Taiwan Business Bank	560,000	248,024
Taiwan Cement Corp.	561,655	671,739
Taiwan Cooperative Financial Holding Co. Ltd.	901,639	774,275
Taiwan High Speed Rail Corp.	182,000	180,908
Taiwan Mobile Co. Ltd.	157,000	520,937
Taiwan Semiconductor Manufacturing Co. Ltd.	2,264,000	39,675,708
Unimicron Technology Corp.	114,000	556,009
Uni-President Enterprises Corp.	442,000	1,044,882
United Microelectronics Corp.	1,088,000	1,903,925
Vanguard International Semiconductor Corp.	83,000	265,518
Voltronic Power Technology Corp.	6,000	341,662
Walsin Lihwa Corp.	240,115	386,728
Security Description	Shares	Value
Wan Hai Lines Ltd.	66,470	$150,436
Win Semiconductors Corp.	32,000	192,868
Winbond Electronics Corp.	286,000	250,237
Wiwynn Corp.	8,000	296,811
WPG Holdings Ltd.	147,880	244,338
Yageo Corp.	31,871	555,579
Yang Ming Marine Transport Corp.	161,000	341,792
Yuanta Financial Holding Co. Ltd.	923,848	679,383
Zhen Ding Technology Holding Ltd.	62,000	233,282
		90,824,871
THAILAND — 2.1%
Advanced Info Service PCL	109,800	680,731
Airports of Thailand PCL (a)	394,000	818,073
Asset World Corp. PCL	724,900	122,954
B Grimm Power PCL	85,100	100,791
Bangkok Dusit Medical Services PCL Class F	949,600	819,219
Bangkok Expressway & Metro PCL	702,399	181,788
Banpu PCL NVDR	738,300	233,538
Berli Jucker PCL	106,900	119,577
BTS Group Holdings PCL	728,284	151,216
Bumrungrad Hospital PCL	56,000	370,113
Carabao Group PCL Class F	28,300	79,243
Central Pattana PCL	188,500	378,984
Central Retail Corp. PCL	166,758	218,231
Charoen Pokphand Foods PCL	352,800	218,727
CP ALL PCL	535,100	970,206
Delta Electronics Thailand PCL	28,800	961,825
Electricity Generating PCL (c)	25,000	113,686
Energy Absolute PCL	145,395	323,147
Energy Absolute PCL NVDR	5,500	12,236
Global Power Synergy PCL Class F	64,558	128,380
Gulf Energy Development PCL	274,260	423,080
Home Product Center PCL	562,700	236,961
Indorama Ventures PCL	154,900	156,282
Intouch Holdings PCL Class F	106,900	231,338
JMT Network Services PCL Class F	59,100	80,367
Kasikornbank PCL	55,100	213,503
Krung Thai Bank PCL	319,600	154,215
Krungthai Card PCL	82,100	130,251
Land & Houses PCL	792,453	228,269
Minor International PCL (a)	290,395	273,877
Muangthai Capital PCL	67,400	68,001
Osotspa PCL	143,000	128,593
PTT Exploration & Production PCL	128,300	564,678
PTT Global Chemical PCL	205,700	275,209
PTT Oil & Retail Business PCL	285,400	177,775
PTT PCL	919,000	846,571
Ratch Group PCL	105,800	119,120

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
SCB X PCL	76,500	$229,310
SCG Packaging PCL	122,100	165,145
Siam Cement PCL	72,554	668,358
Srisawad Corp. PCL	59,300	91,478
Thai Oil PCL	111,540	171,249
Thai Union Group PCL Class F	260,800	107,538
True Corp. PCL	638,374	156,817
		12,900,650
TURKEY — 0.6%
Akbank TAS	290,373	256,726
Aselsan Elektronik Sanayi Ve Ticaret AS	63,113	170,931
BIM Birlesik Magazalar AS	42,750	331,762
Eregli Demir ve Celik Fabrikalari TAS	129,668	239,739
Ford Otomotiv Sanayi AS	6,642	202,681
Haci Omer Sabanci Holding AS	94,102	194,465
Hektas Ticaret TAS (a)	106,564	150,190
KOC Holding AS	70,548	281,571
Koza Altin Isletmeleri AS	84,000	94,633
Pegasus Hava Tasimaciligi AS (a)	4,232	100,160
Sasa Polyester Sanayi AS (a)	42,192	220,687
Turk Hava Yollari AO (a)	50,980	315,436
Turkcell Iletisim Hizmetleri AS	110,838	185,327
Turkiye Is Bankasi AS Class C	323,024	218,512
Turkiye Petrol Rafinerileri AS	11,666	322,701
Turkiye Sise ve Cam Fabrikalari AS	128,108	282,445
Yapi ve Kredi Bankasi AS	272,187	136,220
		3,704,186
UNITED ARAB EMIRATES — 1.2%
Abu Dhabi Commercial Bank PJSC	270,264	611,630
Abu Dhabi Islamic Bank PJSC	136,695	371,789
Abu Dhabi National Oil Co. for Distribution PJSC	294,142	334,789
Aldar Properties PJSC	349,847	443,664
Dubai Islamic Bank PJSC	262,857	375,271
Emaar Properties PJSC	609,380	931,134
Emirates NBD Bank PJSC	174,879	625,805
Emirates Telecommunications Group Co. PJSC	319,541	1,919,945
First Abu Dhabi Bank PJSC	405,743	1,425,054
Multiply Group PJSC (a)	316,430	279,651
Q Holding PJSC (a)	191,429	132,483
		7,451,215
UNITED KINGDOM — 0.0% (e)
Pepco Group NV (a)	13,042	125,864
UNITED STATES — 0.1%
JBS SA	73,100	257,351
Legend Biotech Corp. ADR (a)(c)	5,400	260,388
Security Description	Shares	Value
Parade Technologies Ltd.	7,000	$242,353
		760,092
TOTAL COMMON STOCKS (Cost $501,154,123)		586,232,818

PREFERRED STOCKS — 0.0%
RUSSIA — 0.0%
Surgutneftegas PJSC, (d)	807,200	—
RIGHTS — 0.0% (e)
BRAZIL — 0.0% (e)
Localiza Rent a Car SA (expiring 05/11/23) (a)	311	805
WARRANTS — 2.8%
SWITZERLAND — 2.8%
MSCI CHINA A INCLUSION Net Return USD Index (expiring 8/31/27) (a)	5,200	7,184,803
UBS AG (expiring 06/04/27) (a)	4,202	5,585,761
UBS AG (expiring 11/26/27) (a)	3,600	4,658,832
		17,429,396
THAILAND — 0.0% (e)
Srisawad Corp. PCL (expiring 08/29/25) (a)	3,196	318
TOTAL WARRANTS (Cost $15,894,439)		17,429,714
SHORT-TERM INVESTMENTS — 2.5%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (g)(h)	10,779,003	10,780,081
State Street Navigator Securities Lending Portfolio II (i)(j)	4,505,705	4,505,705
TOTAL SHORT-TERM INVESTMENTS (Cost $15,287,777)		15,285,786
TOTAL INVESTMENTS — 100.2% (Cost $532,801,113)		618,949,123
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,460,480)
NET ASSETS — 100.0%		$617,488,643
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 5.1% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	All or a portion of the shares of the security are on loan at March 31, 2023.

See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

(d)	Fair valued as determined in good faith by the Trust's Oversight Committee in accordance with policy and procedures approved by the Board of Trustees. Security value is determined based on Level 3 inputs. As of March 31, 2023, total aggregate fair value of the securities is $103,910, representing less than 0.05% of the Fund's net assets.
(e)	Amount is less than 0.05% of net assets.
(f)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(g)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	The rate shown is the annualized seven-day yield at March 31, 2023.
(i)	The Fund invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(j)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
NVDR	Non-Voting Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini MSCI Emerging Markets Index (long)	329	06/16/2023	$15,859,120	$16,375,975	$516,855

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$118,976,987	$454,914,453	$103,910	$573,995,350
Preferred Stocks	8,529,658	3,707,810	0(a)	12,237,468
Rights	805	—	—	805
Warrants	318	17,429,396	—	17,429,714
Short-Term Investments	15,285,786	—	—	15,285,786
TOTAL INVESTMENTS	$142,793,554	$476,051,659	$103,910	$618,949,123
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(b)	$516,855	$—	$—	$516,855
TOTAL OTHER FINANCIAL INSTRUMENTS:	$516,855	$—	$—	$516,855
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$143,310,409	$476,051,659	$103,910	$619,465,978
(a)	The Fund held a Level 3 security that was valued at $0 at March 31, 2023.
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
Top Five Sectors as of March 31, 2023

Description	% of Net Assets
Financials	22.9%
Information Technology	19.7
Consumer Discretionary	13.3
Communication Services	10.3
Materials	8.1
TOTAL	74.3%
(The top five sectors are expressed as a percentage of net assets and may change over time.)
See accompanying notes to Schedule of Investments.

STATE STREET EMERGING MARKETS EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	3,947,839	$3,948,629	$24,236,298	$17,402,377	$(206)	$(2,263)	10,779,003	$10,780,081	$99,456
State Street Navigator Securities Lending Portfolio II	4,286,913	4,286,913	8,735,428	8,516,636	—	—	4,505,705	4,505,705	8,058
Total		$8,235,542	$32,971,726	$25,919,013	$(206)	$(2,263)		$15,285,786	$107,514
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments
March 31, 2023 (Unaudited)

State Street Hedged International Developed Equity Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street International Developed Equity Index Portfolio, a separate series of State Street Master Funds.
The portfolio of investments for the State Street International Developed Equity Index Portfolio follows the portfolio of investments for the State Street Hedged International Developed Equity Index Fund.
Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 98.5%
UNITED STATES — 98.5%
State Street International Developed Equity Portfolio, (a) (Cost $2,381,232,536)		$3,093,476,772
SHORT-TERM INVESTMENT — 3.6%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (b)(c) (Cost $113,867,299)	113,848,142	113,859,526
TOTAL INVESTMENTS — 102.1% (Cost $2,495,099,835)		3,207,336,298
LIABILITIES IN EXCESS OF OTHER ASSETS — (2.1)%		(66,544,635)
NET ASSETS — 100.0%		$3,140,791,663

(a)	Affiliated fund managed by SSGA Funds Management, Inc.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.
At March 31, 2023, open forward foreign currency exchange contracts were as follows:
Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of America N.A.	USD4,398,263	AUD6,566,000	04/04/2023	$(684)
Bank of America N.A.	USD9,022,775	GBP7,296,000	04/04/2023	(1,635)
Bank of America N.A.	USD3,144,499	JPY411,739,000	04/04/2023	(50,810)
Bank of America N.A.	DKK2,783,000	USD400,051	04/04/2023	(5,838)
Bank of America N.A.	SEK51,492,000	USD4,827,624	04/04/2023	(138,069)
Bank of America N.A.	JPY295,301,000	USD2,231,401	04/04/2023	12,594
Bank of America N.A.	SEK4,583,000	USD435,941	04/04/2023	(6,026)
Bank of America N.A.	JPY423,570,000	USD3,232,904	04/04/2023	50,321
Bank of Montreal	USD323,293,275	CHF295,344,571	04/04/2023	—
Bank of Montreal	USD343,992,962	JPY45,782,023,305	04/04/2023	—
Bank of Montreal	GBP226,824,774	USD274,765,778	04/04/2023	(5,691,726)
Bank of Montreal	EUR568,522,657	USD604,105,922	04/04/2023	(13,565,465)
Bank of Montreal	GBP26,087,000	USD31,599,887	04/04/2023	(655,385)
Bank of Montreal	EUR59,763,000	USD63,501,893	04/04/2023	(1,427,613)
Bank of Montreal	JPY388,102,000	USD2,864,884	04/04/2023	(51,203)
Bank of Montreal	GBP1,115,000	USD1,330,072	04/04/2023	(48,570)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Bank of Montreal	JPY45,782,023,305	USD345,365,706	05/02/2023	$(16,241)
Bank of Montreal	CHF295,344,571	USD324,285,424	05/03/2023	(16,442)
Barclays Capital PLC	USD242,152,164	AUD361,556,050	04/04/2023	71
Barclays Capital PLC	USD429,740	DKK2,952,000	04/04/2023	797
Barclays Capital PLC	USD95,192,125	DKK652,689,566	04/04/2023	—
Barclays Capital PLC	USD82,807,156	HKD650,032,035	04/04/2023	—
Barclays Capital PLC	USD14,477,990	ILS52,130,174	04/04/2023	—
Barclays Capital PLC	USD12,530,600	JPY1,662,575,000	04/04/2023	(38,489)
Barclays Capital PLC	USD21,946,274	NOK229,845,520	04/04/2023	—
Barclays Capital PLC	USD6,815,569	NZD10,893,581	04/04/2023	(1)
Barclays Capital PLC	USD40,457,523	SGD53,790,299	04/04/2023	—
Barclays Capital PLC	EUR44,965,000	USD47,679,218	04/04/2023	(1,173,002)
Barclays Capital PLC	ILS2,320,000	USD641,408	04/04/2023	(2,920)
Barclays Capital PLC	GBP1,295,000	USD1,557,677	04/04/2023	(43,526)
Barclays Capital PLC	DKK652,689,566	USD95,369,468	05/03/2023	(3,594)
Barclays Capital PLC	ILS52,130,174	USD14,484,829	05/03/2023	(3,479)
Barclays Capital PLC	HKD650,032,035	USD82,929,703	05/03/2023	(4,878)
Barclays Capital PLC	NZD10,893,581	USD6,815,787	05/03/2023	(105)
Barclays Capital PLC	AUD361,556,050	USD242,396,215	05/03/2023	(8,034)
Barclays Capital PLC	NOK229,845,520	USD21,974,914	05/03/2023	(1,102)
Barclays Capital PLC	SGD53,790,299	USD40,493,766	05/03/2023	(1,047)
BNP Paribas S.A.	USD34,246,777	CHF31,472,000	04/04/2023	203,445
BNP Paribas S.A.	USD5,863,985	CHF5,362,000	04/04/2023	5,425
BNP Paribas S.A.	USD10,176,146	DKK69,970,000	04/04/2023	28,695
BNP Paribas S.A.	USD1,743,846	DKK11,922,000	04/04/2023	(5,071)
BNP Paribas S.A.	USD1,540,510	ILS5,512,000	04/04/2023	(9,675)
BNP Paribas S.A.	USD2,374,748	NOK24,748,000	04/04/2023	(11,741)
BNP Paribas S.A.	USD405,015	NOK4,217,000	04/04/2023	(2,365)
BNP Paribas S.A.	USD11,752,218	SEK122,332,000	04/04/2023	45,015
BNP Paribas S.A.	CHF9,990,000	USD10,697,157	04/04/2023	(238,205)
BNP Paribas S.A.	HKD829,186,035	USD105,797,936	04/04/2023	168,469
BNP Paribas S.A.	ILS59,981,174	USD16,434,099	04/04/2023	(224,331)
BNP Paribas S.A.	NOK260,272,520	USD25,197,132	04/04/2023	345,606
BNP Paribas S.A.	DKK706,933,566	USD100,953,733	04/04/2023	(2,149,659)
BNP Paribas S.A.	SGD64,916,299	USD48,260,421	04/04/2023	(565,346)
BNP Paribas S.A.	NZD11,394,581	USD7,059,854	04/04/2023	(69,164)
BNP Paribas S.A.	AUD431,658,050	USD291,429,616	04/04/2023	2,326,552
BNP Paribas S.A.	EUR4,249,000	USD4,544,886	04/04/2023	(71,440)
BNP Paribas S.A.	CHF13,247,000	USD14,137,930	04/04/2023	(362,645)
BNP Paribas S.A.	AUD16,220,000	USD10,728,354	04/04/2023	(134,994)
BNP Paribas S.A.	GBP18,024,000	USD21,416,539	04/04/2023	(869,237)
BNP Paribas S.A.	EUR3,233,000	USD3,411,573	04/04/2023	(100,919)
BNP Paribas S.A.	JPY365,594,000	USD2,753,392	04/04/2023	6,424
Citibank N.A.	USD544,573,455	EUR501,241,157	04/04/2023	(47)
Citibank N.A.	USD248,427,873	GBP200,920,274	04/04/2023	11
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Citibank N.A.	USD499,161	SEK5,162,000	04/04/2023	$(1,357)
Citibank N.A.	NOK10,417,000	USD979,506	04/04/2023	(15,137)
Citibank N.A.	EUR501,241,157	USD545,448,121	05/03/2023	(11,182)
Citibank N.A.	GBP200,920,274	USD248,574,745	05/03/2023	(2,288)
HSBC Bank USA	USD1,090,161	AUD1,626,000	04/04/2023	(1,147)
HSBC Bank USA	USD25,761,200	AUD38,536,000	04/04/2023	48,293
HSBC Bank USA	USD544,573,455	EUR501,241,157	04/04/2023	(47)
HSBC Bank USA	USD2,228,403	GBP1,806,000	04/04/2023	4,625
HSBC Bank USA	USD248,427,872	GBP200,920,273	04/04/2023	11
HSBC Bank USA	USD8,958,979	HKD70,312,000	04/04/2023	(1,979)
HSBC Bank USA	USD73,688,305	JPY9,757,319,000	04/04/2023	(374,615)
HSBC Bank USA	USD750,176	NZD1,205,000	04/04/2023	3,732
HSBC Bank USA	USD4,369,553	SGD5,807,000	04/04/2023	(1,909)
HSBC Bank USA	CHF342,605,571	USD366,854,664	04/04/2023	(8,171,958)
HSBC Bank USA	JPY52,824,789,305	USD389,594,085	04/04/2023	(7,316,196)
HSBC Bank USA	AUD1,532,000	USD1,032,037	04/04/2023	5,980
HSBC Bank USA	HKD29,595,000	USD3,775,081	04/04/2023	4,994
HSBC Bank USA	EUR4,002,000	USD4,252,464	04/04/2023	(95,508)
HSBC Bank USA	EUR501,241,157	USD545,439,600	05/03/2023	(19,703)
HSBC Bank USA	GBP200,920,273	USD248,574,543	05/03/2023	(2,489)
JP Morgan Chase Bank, N.A.	USD1,265,425	CHF1,188,000	04/04/2023	34,997
JP Morgan Chase Bank, N.A.	USD1,444,348	CHF1,328,000	04/04/2023	9,322
JP Morgan Chase Bank, N.A.	USD134,189,221	EUR124,625,000	04/04/2023	1,209,598
JP Morgan Chase Bank, N.A.	USD19,832,208	EUR18,202,000	04/04/2023	(56,646)
JP Morgan Chase Bank, N.A.	USD1,932,711	GBP1,617,000	04/04/2023	66,628
JP Morgan Chase Bank, N.A.	USD61,093,816	GBP49,955,000	04/04/2023	673,046
JP Morgan Chase Bank, N.A.	USD440,376	SEK4,620,000	04/04/2023	5,159
JP Morgan Chase Bank, N.A.	USD2,009,819	SEK20,844,000	04/04/2023	297
JP Morgan Chase Bank, N.A.	DKK76,956,000	USD10,989,521	04/04/2023	(234,199)
JP Morgan Chase Bank, N.A.	SEK72,386,000	USD6,952,608	04/04/2023	(28,023)
JP Morgan Chase Bank, N.A.	NOK16,992,000	USD1,644,965	04/04/2023	22,523
JP Morgan Chase Bank, N.A.	SEK4,865,000	USD466,007	04/04/2023	(3,155)
JP Morgan Chase Bank, N.A.	EUR4,637,000	USD5,058,089	04/04/2023	20,220
JP Morgan Chase Bank, N.A.	DKK3,037,000	USD444,728	04/04/2023	1,794
JP Morgan Chase Bank, N.A.	SEK5,310,000	USD518,078	04/04/2023	6,002
Morgan Stanley Bank, N.A.	USD40,039,913	CHF36,716,000	04/04/2023	150,552
Morgan Stanley Bank, N.A.	USD11,795,240	DKK81,627,000	04/04/2023	109,727
Morgan Stanley Bank, N.A.	USD4,887,990	EUR4,507,000	04/04/2023	8,639
Morgan Stanley Bank, N.A.	USD115,739,042	EUR106,827,000	04/04/2023	323,142
Morgan Stanley Bank, N.A.	USD52,721,772	GBP42,821,000	04/04/2023	224,256
Morgan Stanley Bank, N.A.	USD1,789,724	ILS6,430,000	04/04/2023	(3,935)
Morgan Stanley Bank, N.A.	USD2,752,387	NOK28,871,000	04/04/2023	4,294
Morgan Stanley Bank, N.A.	USD13,692,642	SEK142,713,000	04/04/2023	70,057
Morgan Stanley Bank, N.A.	JPY4,107,067,000	USD30,147,800	04/04/2023	(711,521)
Morgan Stanley Bank, N.A.	GBP1,604,000	USD1,943,002	04/04/2023	(40,264)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Morgan Stanley Bank, N.A.	AUD1,672,000	USD1,124,101	04/04/2023	$4,279
Standard Chartered Bank	USD979,099	AUD1,455,000	04/04/2023	(4,612)
Standard Chartered Bank	USD4,282,611	EUR4,034,000	04/04/2023	100,127
Standard Chartered Bank	CHF1,179,000	USD1,271,489	04/04/2023	(19,080)
Toronto-Dominion Bank	USD2,705,142	JPY368,500,000	04/04/2023	63,661
Toronto-Dominion Bank	EUR568,522,657	USD604,093,983	04/04/2023	(13,577,404)
Toronto-Dominion Bank	GBP226,824,773	USD274,761,694	04/04/2023	(5,695,809)
Toronto-Dominion Bank	EUR2,783,000	USD2,948,253	04/04/2023	(75,337)
Toronto-Dominion Bank	AUD1,443,000	USD959,523	04/04/2023	(6,927)
UBS AG	USD378,036	HKD2,967,000	04/04/2023	(72)
UBS AG	USD1,526,195	HKD11,980,000	04/04/2023	(70)
UBS AG	USD744,470	SGD989,000	04/04/2023	(610)
UBS AG	ILS1,771,000	USD485,308	04/04/2023	(6,547)
UBS AG	CHF1,251,000	USD1,346,057	04/04/2023	(23,326)
UBS AG	GBP1,703,000	USD2,050,172	04/04/2023	(55,503)
UBS AG	SGD2,444,000	USD1,809,341	04/04/2023	(28,875)
UBS AG	DKK29,451,000	USD4,195,637	04/04/2023	(99,672)
UBS AG	AUD1,004,000	USD664,737	04/04/2023	(7,692)
UBS AG	CHF820,000	USD878,015	04/04/2023	(19,583)
UBS AG	JPY254,274,000	USD1,872,538	04/04/2023	(38,004)
UBS AG	AUD1,166,000	USD770,071	04/04/2023	(10,858)
UBS AG	CHF952,000	USD1,030,743	04/04/2023	(11,346)
UBS AG	CHF1,366,000	USD1,496,701	04/04/2023	1,435
UBS AG	GBP1,858,000	USD2,289,753	04/04/2023	(7,571)
UBS AG	USD7,973,170	AUD11,892,000	05/03/2023	(211)
UBS AG	USD9,520,735	CHF8,670,000	05/03/2023	(678)
UBS AG	USD29,171,764	EUR26,806,000	05/03/2023	(1,010)
UBS AG	USD28,416,173	GBP22,967,000	05/03/2023	(1,576)
UBS AG	USD1,063,489	NOK11,122,000	05/03/2023	(91)
UBS AG	USD5,945,518	SEK61,543,000	05/03/2023	(701)
UBS AG	SGD907,000	USD682,785	05/03/2023	(30)
UBS AG	HKD10,190,000	USD1,300,002	05/03/2023	(93)
UBS AG	DKK6,557,000	USD958,033	05/03/2023	(97)
Westpac Banking Corp.	USD29,880,365	AUD44,956,000	04/04/2023	228,925
Westpac Banking Corp.	USD5,291,005	HKD41,464,000	04/04/2023	(8,933)
Westpac Banking Corp.	USD10,453,828	HKD82,026,000	04/04/2023	(4,589)
Westpac Banking Corp.	USD87,239,376	JPY11,382,924,000	04/04/2023	(1,711,358)
Westpac Banking Corp.	USD343,992,962	JPY45,782,023,305	04/04/2023	—
Westpac Banking Corp.	USD873,056	NZD1,406,000	04/04/2023	6,608
Westpac Banking Corp.	USD110,042,531	SEK1,141,091,531	04/04/2023	—
Westpac Banking Corp.	USD5,086,926	SGD6,774,000	04/04/2023	8,031
Westpac Banking Corp.	NZD2,110,000	USD1,307,314	04/04/2023	(12,808)
Westpac Banking Corp.	JPY3,663,617,000	USD27,019,438	04/04/2023	(507,927)
Westpac Banking Corp.	JPY52,824,789,305	USD389,595,522	04/04/2023	(7,314,759)
Westpac Banking Corp.	SEK1,298,126,531	USD124,688,576	04/04/2023	(497,814)
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Counterparty	Amount Sold	Amount Bought	Settlement Date	Net Unrealized Appreciation/ (Depreciation)
Westpac Banking Corp.	JPY45,782,023,305	USD345,365,706	05/02/2023	$(16,241)
Westpac Banking Corp.	SEK1,141,091,531	USD110,219,507	05/03/2023	(5,539)
Total				$(68,022,955)

AUD	Australian Dollar
CHF	Swiss Franc
DKK	Danish Krone
GBP	British Pound
HKD	Hong Kong Dollar
ILS	Israeli New Shekel
JPY	Japanese Yen
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	470	06/16/2023	$47,671,988	$49,267,750	$1,595,762

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$3,093,476,772	$—	$—	$3,093,476,772
Short-Term Investment	113,859,526	—	—	113,859,526
TOTAL INVESTMENTS	$3,207,336,298	$—	$—	$3,207,336,298
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	6,614,379	—	6,614,379
Futures Contracts(b)	1,595,762	—	—	1,595,762
TOTAL OTHER FINANCIAL INSTRUMENTS	$1,595,762	$6,614,379	$—	$8,210,141
LIABILITIES:
OTHER FINANCIAL INSTRUMENTS:
Forward Foreign Currency Exchange Contracts(a)	—	(74,637,334)	—	(74,637,334)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(74,637,334)	$—	$(74,637,334)
(a)	Forward Foreign Currency Exchange Contracts are valued at unrealized appreciation (depreciation).
(b)	Futures Contracts are valued at unrealized appreciation (depreciation).
See accompanying notes to Schedule of Investments.

STATE STREET HEDGED INTERNATIONAL DEVELOPED EQUITY INDEX FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	140,920,876	$140,949,060	$967,392,390	$994,388,090	$(77,120)	$(16,714)	113,848,142	$113,859,526	$1,848,027
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 95.8%
AUSTRALIA — 7.5%
Ampol Ltd.	49,395	$1,009,021
ANZ Group Holdings Ltd.	582,198	8,989,187
APA Group Stapled Security	218,809	1,489,307
Aristocrat Leisure Ltd.	113,084	2,832,883
ASX Ltd.	38,835	1,699,249
Aurizon Holdings Ltd.	415,441	937,543
BHP Group Ltd.	975,392	30,895,948
BlueScope Steel Ltd.	98,239	1,332,287
Brambles Ltd.	262,996	2,375,849
Cochlear Ltd.	12,354	1,970,586
Coles Group Ltd.	255,651	3,094,954
Commonwealth Bank of Australia	325,898	21,559,435
Dexus REIT	210,234	1,064,974
EBOS Group Ltd.	28,220	822,791
Endeavour Group Ltd.	257,884	1,173,922
Flutter Entertainment PLC (a)	32,342	5,895,898
Fortescue Metals Group Ltd.	326,603	4,918,902
Glencore PLC	2,008,620	11,584,741
Goodman Group REIT	325,552	4,139,236
GPT Group REIT	374,436	1,072,128
IDP Education Ltd.	38,945	719,093
IGO Ltd.	121,498	1,043,888
Insurance Australia Group Ltd.	506,655	1,597,896
Lendlease Corp. Ltd. Stapled Security	153,833	750,102
Lottery Corp. Ltd.	457,734	1,577,373
Macquarie Group Ltd.	71,412	8,471,604
Medibank Pvt Ltd.	500,318	1,131,248
Mineral Resources Ltd.	35,609	1,928,656
Mirvac Group REIT	700,384	982,879
National Australia Bank Ltd.	614,992	11,481,649
Newcrest Mining Ltd.	170,514	3,049,662
Northern Star Resources Ltd.	231,701	1,903,680
Orica Ltd.	80,428	832,471
Origin Energy Ltd.	346,667	1,934,373
Pilbara Minerals Ltd.	458,500	1,222,166
Qantas Airways Ltd. (a)	205,394	918,549
QBE Insurance Group Ltd.	277,668	2,723,801
Ramsay Health Care Ltd.	33,962	1,520,480
REA Group Ltd.	9,983	932,659
Reece Ltd.	48,540	569,987
Rio Tinto Ltd.	71,826	5,782,426
Rio Tinto PLC	215,859	14,685,914
Santos Ltd.	590,821	2,724,482
Scentre Group REIT	1,050,779	1,948,863
SEEK Ltd.	70,304	1,138,681
Sonic Healthcare Ltd.	85,913	2,017,971
South32 Ltd.	869,994	2,554,675
Stockland REIT	427,989	1,148,295
Suncorp Group Ltd.	237,470	1,933,226
Telstra Group Ltd.	750,091	2,127,939
Security Description	Shares	Value
Transurban Group Stapled Security	595,150	$5,693,772
Treasury Wine Estates Ltd.	142,024	1,249,225
Vicinity Ltd. REIT	773,415	1,013,475
Washington H Soul Pattinson & Co. Ltd.	40,775	827,985
Wesfarmers Ltd.	220,342	7,461,716
Westpac Banking Corp.	682,042	9,949,578
WiseTech Global Ltd.	26,870	1,186,024
Woodside Energy Group Ltd.	369,207	8,264,181
Woolworths Group Ltd.	235,584	6,000,830
		231,860,315
AUSTRIA — 0.2%
Erste Group Bank AG	63,593	2,110,582
Mondi PLC	88,398	1,406,739
OMV AG	26,979	1,241,188
Verbund AG	14,269	1,243,388
voestalpine AG	22,739	774,578
		6,776,475
BELGIUM — 0.9%
Ageas SA	29,090	1,260,646
Anheuser-Busch InBev SA	169,316	11,306,871
D'ieteren Group	4,423	862,184
Elia Group SA	5,712	755,662
Groupe Bruxelles Lambert NV	19,919	1,702,944
KBC Group NV	47,005	3,235,557
Sofina SA	3,290	740,252
Solvay SA	14,831	1,699,215
UCB SA	23,420	2,096,953
Umicore SA	44,743	1,520,467
Warehouses De Pauw CVA REIT	33,891	1,009,599
		26,190,350
BRAZIL — 0.1%
Yara International ASA	33,994	1,476,933
CHILE — 0.1%
Antofagasta PLC	72,829	1,429,832
CHINA — 0.6%
BOC Hong Kong Holdings Ltd.	700,000	2,179,264
Budweiser Brewing Co. APAC Ltd. (b)	304,800	927,600
ESR Group Ltd. (b)	461,400	827,416
Prosus NV (a)	156,336	12,263,746
SITC International Holdings Co. Ltd.	243,000	522,242
Wilmar International Ltd.	385,400	1,222,138
Xinyi Glass Holdings Ltd.	369,000	660,099
		18,602,505
DENMARK — 2.9%
AP Moller - Maersk AS Class A	572	1,016,648

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
AP Moller - Maersk AS Class B	1,055	$1,921,263
Carlsberg AS Class B	18,537	2,881,698
Chr Hansen Holding AS	19,199	1,463,202
Coloplast AS Class B	22,625	2,984,533
Danske Bank AS (a)	131,352	2,647,576
Demant AS (a)	21,378	751,906
DSV AS	36,325	7,056,473
Genmab AS (a)	12,711	4,813,795
Novo Nordisk AS Class B	319,136	50,780,202
Novozymes AS Class B	38,456	1,972,744
Orsted AS (b)	36,109	3,084,688
Pandora AS	18,766	1,804,677
ROCKWOOL AS Class B	1,393	342,226
Tryg AS	71,797	1,572,812
Vestas Wind Systems AS	195,408	5,705,683
		90,800,126
FINLAND — 1.2%
Elisa Oyj	28,435	1,718,038
Fortum Oyj (a)	91,577	1,405,347
Kesko Oyj Class B	58,592	1,261,482
Kone Oyj Class B	65,093	3,400,966
Metso Outotec Oyj	131,475	1,438,206
Neste Oyj	81,298	4,023,658
Nokia Oyj	1,044,906	5,138,546
Nordea Bank Abp	642,645	6,868,603
Orion Oyj Class B	20,582	921,627
Sampo Oyj Class A	92,407	4,368,076
Stora Enso Oyj Class R	101,254	1,319,670
UPM-Kymmene Oyj (a)	102,326	3,443,102
Wartsila OYJ Abp	81,805	773,404
		36,080,725
FRANCE — 10.3%
Accor SA (a)	30,885	1,005,910
Adevinta ASA (a)	43,732	310,358
Aeroports de Paris (a)	6,344	907,309
Air Liquide SA	100,545	16,860,347
Airbus SE	113,489	15,185,694
Alstom SA	66,467	1,812,904
Amundi SA (b)	11,496	725,654
Arkema SA	11,768	1,164,024
AXA SA	366,763	11,212,841
BioMerieux	7,880	832,173
BNP Paribas SA	216,862	12,973,748
Bollore SE	159,608	988,413
Bouygues SA	46,171	1,559,966
Bureau Veritas SA	58,836	1,693,543
Capgemini SE	31,704	5,902,318
Carrefour SA	110,192	2,231,822
Cie de Saint-Gobain	94,760	5,396,182
Cie Generale des Etablissements Michelin SCA	130,416	3,993,760
Covivio SA REIT	10,954	638,342
Credit Agricole SA	231,272	2,613,716
Security Description	Shares	Value
Danone SA	124,750	$7,776,352
Dassault Aviation SA	4,479	887,674
Dassault Systemes SE	128,831	5,323,967
Edenred	47,524	2,817,751
Eiffage SA	16,762	1,817,177
Engie SA	353,138	5,598,347
EssilorLuxottica SA	56,664	10,236,182
Eurazeo SE	9,467	675,076
Gecina SA REIT	8,880	923,405
Getlink SE	87,246	1,439,492
Hermes International	6,179	12,536,556
Ipsen SA	7,159	789,709
Kering SA	14,575	9,526,230
Klepierre SA REIT	43,119	979,359
La Francaise des Jeux SAEM (b)	18,489	771,963
Legrand SA	51,493	4,713,495
L'Oreal SA	46,443	20,790,027
LVMH Moet Hennessy Louis Vuitton SE	53,355	49,063,058
Orange SA	384,613	4,577,485
Pernod Ricard SA	40,167	9,111,402
Publicis Groupe SA	43,785	3,423,993
Remy Cointreau SA	4,103	748,431
Renault SA (a)	38,533	1,573,281
Safran SA	66,579	9,873,851
Sartorius Stedim Biotech	5,561	1,709,155
SEB SA	4,806	547,830
Societe Generale SA	154,944	3,497,374
Sodexo SA	17,688	1,730,703
Teleperformance	11,251	2,723,514
Thales SA	20,371	3,017,201
TotalEnergies SE	479,019	28,295,505
Unibail-Rodamco-Westfield REIT (a)	24,164	1,302,506
Valeo SA	35,525	730,275
Veolia Environnement SA	127,808	3,950,885
Vinci SA	105,023	12,061,729
Vivendi SE	130,424	1,321,160
Wendel SE	4,313	456,875
Worldline SA (a)(b)	44,043	1,875,128
		317,203,127
GERMANY — 8.1%
adidas AG	31,264	5,552,211
Allianz SE	77,499	17,921,729
Aroundtown SA	205,873	294,834
BASF SE	178,786	9,402,901
Bayer AG	191,666	12,265,947
Bayerische Motoren Werke AG	64,250	7,054,371
Bayerische Motoren Werke AG Preference Shares	11,599	1,187,762
Bechtle AG	15,089	723,873
Beiersdorf AG	19,114	2,490,960
Brenntag SE	28,665	2,161,097
Carl Zeiss Meditec AG	8,085	1,128,197

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Commerzbank AG (a)	217,600	$2,295,063
Continental AG	22,724	1,705,757
Covestro AG (b)	38,598	1,601,345
Daimler Truck Holding AG (a)	84,796	2,866,927
Deutsche Bank AG	397,790	4,052,479
Deutsche Boerse AG	36,890	7,195,768
Deutsche Lufthansa AG (a)	121,904	1,358,315
Deutsche Post AG	192,905	9,051,074
Deutsche Telekom AG	622,284	15,106,483
E.ON SE	433,896	5,422,462
Evonik Industries AG	39,982	842,699
Fresenius Medical Care AG & Co. KGaA	40,959	1,741,599
Fresenius SE & Co. KGaA	79,682	2,155,541
GEA Group AG	27,860	1,273,190
Hannover Rueck SE	11,189	2,192,283
HeidelbergCement AG	26,737	1,955,769
HelloFresh SE (a)	35,709	853,095
Henkel AG & Co. KGaA Preference Shares	33,258	2,606,583
Henkel AG & Co. KGaA	18,847	1,373,523
Infineon Technologies AG	254,368	10,464,447
Knorr-Bremse AG	14,406	961,323
LEG Immobilien SE	16,200	891,888
Mercedes-Benz Group AG	156,570	12,062,315
Merck KGaA	24,910	4,652,441
MTU Aero Engines AG	10,149	2,544,250
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	27,282	9,555,906
Nemetschek SE	11,865	820,523
Porsche Automobil Holding SE Preference Shares	30,863	1,774,938
Puma SE	19,231	1,194,320
Rational AG	1,075	723,897
Rheinmetall AG	8,863	2,630,385
RWE AG	124,164	5,352,179
SAP SE	200,957	25,420,559
Sartorius AG Preference Shares	4,502	1,900,808
Scout24 SE (b)	17,219	1,026,010
Siemens AG	147,179	23,886,444
Siemens Energy AG (a)	94,514	2,087,920
Siemens Healthineers AG (b)	53,831	3,109,044
Symrise AG	24,831	2,707,065
Telefonica Deutschland Holding AG	172,355	531,506
United Internet AG	23,286	402,127
Volkswagen AG	5,740	986,324
Volkswagen AG Preference Shares	35,820	4,897,226
Vonovia SE	136,185	2,569,630
Zalando SE (a)(b)	44,998	1,889,281
		250,876,593
HONG KONG — 2.4%
AIA Group Ltd.	2,275,200	23,860,678
Security Description	Shares	Value
CK Asset Holdings Ltd.	368,399	$2,233,467
CK Infrastructure Holdings Ltd.	136,000	739,954
CLP Holdings Ltd.	334,500	2,417,124
Futu Holdings Ltd. ADR (a)	13,900	720,715
Hang Lung Properties Ltd.	381,000	712,927
Hang Seng Bank Ltd.	144,300	2,051,258
Henderson Land Development Co. Ltd.	259,436	897,590
HKT Trust & HKT Ltd. Stapled Security	666,000	884,095
Hong Kong & China Gas Co. Ltd.	2,101,995	1,850,610
Hong Kong Exchanges & Clearing Ltd.	234,630	10,399,837
Hongkong Land Holdings Ltd.	194,500	855,696
Jardine Matheson Holdings Ltd.	29,000	1,410,624
Link REIT	483,291	3,107,653
MTR Corp. Ltd.	281,601	1,359,079
New World Development Co. Ltd.	259,269	694,992
Power Assets Holdings Ltd.	251,500	1,349,244
Prudential PLC	533,708	7,324,217
Sino Land Co. Ltd.	618,113	835,882
Sun Hung Kai Properties Ltd.	278,500	3,901,648
Swire Pacific Ltd. Class A	103,000	791,548
Swire Properties Ltd.	232,200	597,610
Techtronic Industries Co. Ltd.	262,500	2,844,197
WH Group Ltd. (b)	1,857,266	1,107,196
Wharf Real Estate Investment Co. Ltd.	313,000	1,802,044
		74,749,885
IRELAND — 0.6%
AerCap Holdings NV (a)	30,400	1,709,392
AIB Group PLC	219,496	890,017
Bank of Ireland Group PLC	198,023	2,007,258
CRH PLC	145,097	7,343,521
Kerry Group PLC Class A	30,401	3,037,199
Kingspan Group PLC	28,494	1,956,070
Smurfit Kappa Group PLC	49,767	1,808,298
		18,751,755
ISRAEL — 0.6%
Azrieli Group Ltd.	7,326	420,409
Bank Hapoalim BM	235,471	1,957,232
Bank Leumi Le-Israel BM	287,356	2,171,039
Bezeq The Israeli Telecommunication Corp. Ltd.	340,234	462,623
Check Point Software Technologies Ltd. (a)	20,510	2,666,300
Elbit Systems Ltd.	4,647	790,433
First International Bank Of Israel Ltd.	12,813	452,977
ICL Group Ltd.	150,007	1,015,099

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Israel Discount Bank Ltd. Class A	250,161	$1,227,295
Mizrahi Tefahot Bank Ltd.	30,625	958,844
Nice Ltd. (a)	11,860	2,698,274
Teva Pharmaceutical Industries Ltd. ADR (a)	208,228	1,842,818
Tower Semiconductor Ltd. (a)	19,012	809,418
Wix.com Ltd. (a)	11,400	1,137,720
		18,610,481
ITALY — 2.0%
Amplifon SpA	25,292	878,210
Assicurazioni Generali SpA	213,828	4,268,097
Coca-Cola HBC AG (a)	38,928	1,068,123
Davide Campari-Milano NV	102,147	1,248,621
DiaSorin SpA	5,558	586,766
Enel SpA	1,583,881	9,677,375
Eni SpA	484,875	6,774,402
Ferrari NV	24,448	6,636,920
FinecoBank Banca Fineco SpA	127,360	1,954,804
Infrastrutture Wireless Italiane SpA (b)	73,441	966,626
Intesa Sanpaolo SpA ADR	3,137,782	8,067,412
Mediobanca Banca di Credito Finanziario SpA	125,691	1,265,330
Moncler SpA	39,019	2,699,946
Nexi SpA (a)(b)	105,114	855,812
Poste Italiane SpA (b)	114,945	1,174,268
Prysmian SpA	47,047	1,979,089
Recordati Industria Chimica e Farmaceutica SpA	18,452	781,911
Snam SpA	379,104	2,013,637
Telecom Italia SpA (a)	1,880,790	621,369
Terna - Rete Elettrica Nazionale	285,005	2,343,352
UniCredit SpA	372,873	7,040,493
		62,902,563
JAPAN — 20.7%
Advantest Corp.	34,800	3,218,544
Aeon Co. Ltd.	123,900	2,398,069
AGC, Inc.	35,000	1,301,744
Aisin Corp.	27,700	761,675
Ajinomoto Co., Inc.	87,100	3,022,850
ANA Holdings, Inc. (a)	26,800	581,117
Asahi Group Holdings Ltd.	87,200	3,237,730
Asahi Intecc Co. Ltd.	49,600	874,271
Asahi Kasei Corp.	259,700	1,814,663
Astellas Pharma, Inc.	354,600	5,025,990
Azbil Corp.	27,400	748,696
Bandai Namco Holdings, Inc.	126,000	2,710,022
BayCurrent Consulting, Inc.	23,800	985,792
Bridgestone Corp.	110,000	4,457,921
Brother Industries Ltd.	49,800	748,507
Canon, Inc.	192,600	4,279,023
Capcom Co. Ltd.	33,700	1,203,288
Security Description	Shares	Value
Central Japan Railway Co.	27,600	$3,285,427
Chiba Bank Ltd.	99,200	638,748
Chubu Electric Power Co., Inc.	118,200	1,243,989
Chugai Pharmaceutical Co. Ltd.	128,500	3,165,490
Concordia Financial Group Ltd.	235,000	864,147
CyberAgent, Inc.	97,100	820,764
Dai Nippon Printing Co. Ltd.	44,800	1,251,363
Daifuku Co. Ltd.	54,900	1,016,925
Dai-ichi Life Holdings, Inc.	187,700	3,442,411
Daiichi Sankyo Co. Ltd.	341,900	12,442,185
Daikin Industries Ltd.	48,500	8,680,623
Daito Trust Construction Co. Ltd.	12,100	1,202,667
Daiwa House Industry Co. Ltd.	114,100	2,681,977
Daiwa House REIT Investment Corp.	390	797,221
Daiwa Securities Group, Inc.	270,200	1,265,483
Denso Corp.	83,500	4,702,202
Dentsu Group, Inc.	43,000	1,512,089
Disco Corp.	18,000	2,089,013
East Japan Railway Co.	57,800	3,191,171
Eisai Co. Ltd.	47,100	2,668,929
ENEOS Holdings, Inc.	568,300	1,989,167
FANUC Corp.	186,000	6,700,969
Fast Retailing Co. Ltd.	34,000	7,425,408
Fuji Electric Co. Ltd.	22,300	878,550
FUJIFILM Holdings Corp.	69,000	3,494,353
Fujitsu Ltd.	38,000	5,122,797
GLP J-REIT	898	968,375
GMO Payment Gateway, Inc.	9,300	803,264
Hakuhodo DY Holdings, Inc.	55,500	627,738
Hamamatsu Photonics KK	28,600	1,539,083
Hankyu Hanshin Holdings, Inc.	45,100	1,334,141
Hikari Tsushin, Inc.	4,900	686,950
Hirose Electric Co. Ltd.	6,810	888,820
Hitachi Construction Machinery Co. Ltd.	23,300	541,774
Hitachi Ltd.	188,700	10,346,535
Honda Motor Co. Ltd.	317,000	8,365,173
Hoshizaki Corp.	20,300	748,195
Hoya Corp.	69,300	7,640,372
Hulic Co. Ltd.	74,500	611,331
Ibiden Co. Ltd.	19,400	776,163
Idemitsu Kosan Co. Ltd.	45,540	994,637
Iida Group Holdings Co. Ltd.	35,900	584,740
Inpex Corp.	195,900	2,068,209
Isuzu Motors Ltd.	115,600	1,378,264
ITOCHU Corp.	230,800	7,498,547
Itochu Techno-Solutions Corp.	21,900	538,338
Japan Airlines Co. Ltd.	25,500	496,025
Japan Exchange Group, Inc.	91,400	1,394,551

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Japan Metropolitan Fund Invest REIT	1,232	$897,542
Japan Post Bank Co. Ltd.	279,800	2,279,845
Japan Post Holdings Co. Ltd.	456,800	3,698,601
Japan Post Insurance Co. Ltd.	42,100	654,611
Japan Real Estate Investment Corp. REIT	248	986,001
Japan Tobacco, Inc.	231,600	4,880,634
JFE Holdings, Inc.	89,300	1,130,751
JSR Corp.	30,600	722,168
Kajima Corp.	92,300	1,111,188
Kansai Electric Power Co., Inc.	127,100	1,234,887
Kao Corp.	89,300	3,467,799
KDDI Corp.	314,000	9,660,134
Keio Corp.	20,500	718,148
Keisei Electric Railway Co. Ltd.	24,800	762,090
Keyence Corp.	37,400	18,286,668
Kikkoman Corp.	28,700	1,461,767
Kintetsu Group Holdings Co. Ltd.	30,500	980,199
Kirin Holdings Co. Ltd.	156,100	2,463,777
Kobayashi Pharmaceutical Co. Ltd.	9,800	597,943
Kobe Bussan Co. Ltd.	26,000	724,258
Koei Tecmo Holdings Co. Ltd.	26,540	478,533
Koito Manufacturing Co. Ltd.	35,600	673,245
Komatsu Ltd.	178,100	4,410,892
Konami Group Corp.	21,000	961,569
Kose Corp.	6,200	735,177
Kubota Corp.	189,500	2,866,271
Kurita Water Industries Ltd.	18,300	836,284
Kyocera Corp.	61,400	3,195,407
Kyowa Kirin Co. Ltd.	49,000	1,067,213
Lasertec Corp.	14,000	2,481,623
Lixil Corp.	59,800	984,714
M3, Inc.	89,400	2,244,787
Makita Corp.	43,400	1,078,312
Marubeni Corp.	297,200	4,032,269
MatsukiyoCocokara & Co.	20,800	1,099,202
Mazda Motor Corp.	118,100	1,086,775
McDonald's Holdings Co. Japan Ltd.	14,600	605,545
MEIJI Holdings Co. Ltd.	44,200	1,048,731
MINEBEA MITSUMI, Inc.	66,500	1,266,911
MISUMI Group, Inc.	52,300	1,311,099
Mitsubishi Chemical Group Corp.	254,800	1,511,829
Mitsubishi Corp.	243,800	8,740,571
Mitsubishi Electric Corp.	372,200	4,437,310
Mitsubishi Estate Co. Ltd.	213,800	2,537,060
Mitsubishi HC Capital, Inc.	110,900	571,304
Mitsubishi Heavy Industries Ltd.	59,500	2,186,852
Security Description	Shares	Value
Mitsubishi UFJ Financial Group, Inc.	2,295,000	$14,673,082
Mitsui & Co. Ltd.	278,600	8,663,366
Mitsui Chemicals, Inc.	35,100	904,157
Mitsui Fudosan Co. Ltd.	173,200	3,245,763
Mitsui OSK Lines Ltd.	71,300	1,783,804
Mizuho Financial Group, Inc.	467,940	6,613,880
MonotaRO Co. Ltd.	53,900	677,297
MS&AD Insurance Group Holdings, Inc.	81,500	2,519,777
Murata Manufacturing Co. Ltd.	111,400	6,773,229
NEC Corp.	50,800	1,956,501
Nexon Co. Ltd.	89,700	2,136,856
NGK Insulators Ltd.	43,300	572,820
Nidec Corp.	86,200	4,475,314
Nihon M&A Center Holdings, Inc.	47,300	353,692
Nintendo Co. Ltd.	214,700	8,319,546
Nippon Building Fund, Inc. REIT	310	1,287,333
NIPPON EXPRESS HOLDINGS, Inc.	16,100	969,180
Nippon Paint Holdings Co. Ltd.	153,300	1,438,083
Nippon Prologis REIT, Inc.	470	992,656
Nippon Sanso Holdings Corp.	32,400	583,972
Nippon Shinyaku Co. Ltd.	10,200	449,011
Nippon Steel Corp.	154,900	3,644,127
Nippon Telegraph & Telephone Corp.	232,100	6,919,363
Nippon Yusen KK	90,100	2,099,604
Nissan Chemical Corp.	27,000	1,223,356
Nissan Motor Co. Ltd.	468,100	1,767,372
Nisshin Seifun Group, Inc.	45,100	526,551
Nissin Foods Holdings Co. Ltd.	11,900	1,085,558
Nitori Holdings Co. Ltd.	16,100	1,939,664
Nitto Denko Corp.	26,600	1,717,511
Nomura Holdings, Inc.	548,800	2,110,790
Nomura Real Estate Holdings, Inc.	19,000	419,733
Nomura Real Estate Master Fund, Inc. REIT	899	1,005,023
Nomura Research Institute Ltd.	74,200	1,731,260
NTT Data Corp.	130,300	1,708,940
Obayashi Corp.	137,000	1,045,903
Obic Co. Ltd.	12,900	2,038,439
Odakyu Electric Railway Co. Ltd.	66,800	867,032
Oji Holdings Corp.	162,700	642,663
Olympus Corp.	235,000	4,117,478
Omron Corp.	34,900	2,037,754
Ono Pharmaceutical Co. Ltd.	65,800	1,367,907
Open House Group Co. Ltd.	14,000	523,759
Oracle Corp. Japan	6,900	497,145

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Oriental Land Co. Ltd.	194,000	$6,626,687
ORIX Corp.	229,600	3,776,687
Osaka Gas Co. Ltd.	80,300	1,316,030
Otsuka Corp.	19,800	701,529
Otsuka Holdings Co. Ltd.	73,800	2,337,575
Pan Pacific International Holdings Corp.	68,900	1,329,801
Panasonic Holdings Corp.	424,000	3,784,596
Persol Holdings Co. Ltd.	41,400	831,613
Rakuten Group, Inc.	165,600	770,496
Recruit Holdings Co. Ltd.	280,000	7,684,297
Renesas Electronics Corp. (a)	224,600	3,244,691
Resona Holdings, Inc.	399,100	1,920,757
Ricoh Co. Ltd.	104,000	778,271
Rohm Co. Ltd.	16,100	1,338,702
SBI Holdings, Inc.	43,100	853,933
SCSK Corp.	38,200	557,997
Secom Co. Ltd.	39,800	2,446,976
Seiko Epson Corp.	57,900	825,320
Sekisui Chemical Co. Ltd.	72,500	1,027,241
Sekisui House Ltd.	125,400	2,549,758
Seven & i Holdings Co. Ltd.	146,100	6,584,316
SG Holdings Co. Ltd.	49,700	735,215
Sharp Corp. (a)	43,600	307,543
Shimadzu Corp.	46,800	1,465,695
Shimano, Inc.	13,800	2,387,059
Shimizu Corp.	113,000	638,881
Shin-Etsu Chemical Co. Ltd.	360,500	11,674,502
Shionogi & Co. Ltd.	49,200	2,213,938
Shiseido Co. Ltd.	76,700	3,587,434
Shizuoka Financial Group, Inc.	96,100	688,453
SMC Corp.	11,100	5,870,364
SoftBank Corp.	557,100	6,415,828
SoftBank Group Corp.	234,700	9,205,039
Sompo Holdings, Inc.	59,300	2,344,207
Sony Group Corp.	242,500	22,035,443
Square Enix Holdings Co. Ltd.	16,100	771,865
Subaru Corp.	113,400	1,805,989
SUMCO Corp.	67,300	1,010,060
Sumitomo Chemical Co. Ltd.	328,200	1,102,427
Sumitomo Corp.	216,200	3,820,992
Sumitomo Electric Industries Ltd.	133,200	1,707,160
Sumitomo Metal Mining Co. Ltd.	49,900	1,904,850
Sumitomo Mitsui Financial Group, Inc.	254,500	10,160,366
Sumitomo Mitsui Trust Holdings, Inc.	62,600	2,145,592
Sumitomo Realty & Development Co. Ltd.	56,800	1,279,591
Suntory Beverage & Food Ltd.	27,500	1,021,907
Suzuki Motor Corp.	68,700	2,495,955
Security Description	Shares	Value
Sysmex Corp.	31,600	$2,069,048
T&D Holdings, Inc.	95,000	1,174,631
Taisei Corp.	35,400	1,092,644
Takeda Pharmaceutical Co. Ltd.	292,817	9,594,385
TDK Corp.	72,700	2,603,471
Terumo Corp.	123,700	3,337,586
TIS, Inc.	48,400	1,276,938
Tobu Railway Co. Ltd.	33,400	797,729
Toho Co. Ltd.	21,600	826,162
Tokio Marine Holdings, Inc.	356,400	6,842,664
Tokyo Electric Power Co. Holdings, Inc. (a)	274,000	976,470
Tokyo Electron Ltd.	87,300	10,639,852
Tokyo Gas Co. Ltd.	80,100	1,501,773
Tokyu Corp.	97,600	1,296,189
TOPPAN, Inc.	53,900	1,083,640
Toray Industries, Inc.	285,800	1,631,114
Toshiba Corp.	73,900	2,475,656
Tosoh Corp.	48,000	650,752
TOTO Ltd.	25,200	842,295
Toyota Industries Corp.	26,600	1,478,406
Toyota Motor Corp.	2,041,700	28,995,622
Toyota Tsusho Corp.	38,900	1,654,663
Trend Micro, Inc.	24,500	1,199,136
Unicharm Corp.	77,100	3,161,750
USS Co. Ltd.	47,000	813,500
Welcia Holdings Co. Ltd.	21,500	459,195
West Japan Railway Co.	45,300	1,861,562
Yakult Honsha Co. Ltd.	25,700	1,862,951
Yamaha Corp.	29,600	1,140,562
Yamaha Motor Co. Ltd.	59,300	1,548,255
Yamato Holdings Co. Ltd.	58,900	1,008,642
Yaskawa Electric Corp.	44,300	1,938,395
Yokogawa Electric Corp.	38,700	628,681
Z Holdings Corp.	530,500	1,500,646
ZOZO, Inc.	26,100	595,544
		641,014,079
JORDAN — 0.0% (c)
Hikma Pharmaceuticals PLC	36,364	755,470
LUXEMBOURG — 0.2%
ArcelorMittal SA	98,683	2,995,104
Eurofins Scientific SE	25,158	1,687,600
		4,682,704
MACAU — 0.1%
Galaxy Entertainment Group Ltd. (a)	416,000	2,782,674
Sands China Ltd. (a)	452,000	1,570,233
		4,352,907
NETHERLANDS — 5.3%
ABN AMRO Bank NV GDR (b)	80,041	1,271,528
Adyen NV (a)(b)	4,206	6,714,008
Aegon NV	325,534	1,400,082

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Akzo Nobel NV	34,511	$2,704,118
Argenx SE (a)	10,630	3,954,606
ASM International NV	8,966	3,645,850
ASML Holding NV	77,717	53,055,317
Euronext NV (b)	17,399	1,334,721
EXOR NV (a)	20,230	1,671,156
Heineken Holding NV	23,270	2,138,817
Heineken NV	50,116	5,394,685
IMCD NV	10,647	1,744,083
ING Groep NV	725,138	8,626,740
JDE Peet's NV	20,587	599,876
Koninklijke Ahold Delhaize NV	202,900	6,944,565
Koninklijke DSM NV	33,636	3,987,786
Koninklijke KPN NV	624,242	2,209,767
Koninklijke Philips NV	169,507	3,118,912
NN Group NV	52,433	1,907,260
OCI NV	24,942	847,050
Randstad NV	23,828	1,417,085
Shell PLC	1,359,885	38,844,338
Universal Music Group NV	138,914	3,524,287
Wolters Kluwer NV	49,910	6,311,790
		163,368,427
NEW ZEALAND — 0.2%
Auckland International Airport Ltd. (a)	246,939	1,344,589
Fisher & Paykel Healthcare Corp. Ltd.	119,946	2,006,246
Mercury NZ Ltd.	111,497	441,261
Meridian Energy Ltd.	225,767	743,150
Spark New Zealand Ltd.	365,301	1,157,993
Xero Ltd. (a)	26,775	1,627,100
		7,320,339
NORWAY — 0.6%
Aker BP ASA	63,294	1,551,798
DNB Bank ASA	177,980	3,184,080
Equinor ASA	184,099	5,231,990
Gjensidige Forsikring ASA	46,488	759,944
Kongsberg Gruppen ASA	20,452	826,465
Mowi ASA	81,658	1,509,869
Norsk Hydro ASA	271,779	2,027,762
Orkla ASA	159,655	1,131,998
Salmar ASA	10,521	458,148
Telenor ASA	144,226	1,690,541
		18,372,595
PORTUGAL — 0.2%
EDP - Energias de Portugal SA	558,539	3,048,903
Galp Energia SGPS SA	97,676	1,107,218
Jeronimo Martins SGPS SA	50,791	1,194,353
		5,350,474
SINGAPORE — 1.6%
CapitaLand Ascendas REIT	684,715	1,477,778
Security Description	Shares	Value
CapitaLand Integrated Commercial Trust REIT	965,789	$1,441,761
Capitaland Investment Ltd.	514,482	1,428,781
City Developments Ltd.	91,600	508,762
DBS Group Holdings Ltd.	352,557	8,773,420
Genting Singapore Ltd.	1,255,700	1,060,815
Grab Holdings Ltd. Class A (a)	221,100	665,511
Jardine Cycle & Carriage Ltd.	15,200	358,281
Keppel Corp. Ltd.	284,500	1,208,189
Mapletree Logistics Trust REIT	785,804	1,014,612
Mapletree Pan Asia Commercial Trust REIT	465,100	631,182
Oversea-Chinese Banking Corp. Ltd.	656,066	6,121,454
Sea Ltd. ADR (a)	69,900	6,049,845
Sembcorp Marine Ltd. (a)	7,897,221	709,440
Singapore Airlines Ltd.	281,049	1,213,436
Singapore Exchange Ltd.	167,000	1,183,723
Singapore Technologies Engineering Ltd.	302,100	832,420
Singapore Telecommunications Ltd.	1,574,400	2,919,902
STMicroelectronics NV	132,584	7,077,265
United Overseas Bank Ltd.	227,990	5,118,404
UOL Group Ltd.	72,632	379,589
Venture Corp. Ltd.	52,700	702,067
		50,876,637
SOUTH AFRICA — 0.3%
Anglo American PLC	247,007	8,234,807
SOUTH KOREA — 0.0% (c)
Delivery Hero SE (a)(b)	30,478	1,041,623
SPAIN — 2.5%
Acciona SA	4,395	883,396
ACS Actividades de Construccion y Servicios SA	39,801	1,269,930
Aena SME SA (a)(b)	14,182	2,297,470
Amadeus IT Group SA (a)	87,162	5,857,647
Banco Bilbao Vizcaya Argentaria SA	1,172,901	8,400,567
Banco Santander SA	3,277,022	12,233,713
CaixaBank SA	849,554	3,320,879
Cellnex Telecom SA (a)(b)	108,637	4,232,231
Corp. ACCIONA Energias Renovables SA	10,385	403,472
EDP Renovaveis SA	53,020	1,216,656
Enagas SA	53,522	1,030,311
Endesa SA	57,228	1,245,216
Ferrovial SA	91,077	2,686,801
Grifols SA (a)	69,944	693,568
Iberdrola SA	1,179,549	14,721,005
Industria de Diseno Textil SA	211,628	7,122,467
Naturgy Energy Group SA	25,173	759,158
Red Electrica Corp. SA	82,554	1,455,257

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Repsol SA	265,023	$4,082,815
Telefonica SA	1,000,385	4,316,218
		78,228,777
SWEDEN — 3.0%
Alfa Laval AB	54,344	1,942,234
Assa Abloy AB Class B	193,333	4,635,023
Atlas Copco AB Class A	520,651	6,601,797
Atlas Copco AB Class B	298,615	3,438,020
Boliden AB	51,466	2,023,643
Electrolux AB Class B	50,198	610,683
Embracer Group AB (a)	129,428	607,227
Epiroc AB Class A	124,832	2,480,175
Epiroc AB Class B	71,132	1,213,938
EQT AB	70,952	1,450,685
Essity AB Class B	116,597	3,333,499
Evolution AB (b)	35,239	4,725,566
Fastighets AB Balder Class B (a)	161,934	665,925
Getinge AB Class B	45,194	1,103,209
H & M Hennes & Mauritz AB Class B	151,680	2,170,627
Hexagon AB Class B	374,566	4,314,961
Holmen AB Class B	21,157	816,393
Husqvarna AB Class B	96,287	836,513
Industrivarden AB Class A	27,593	746,450
Industrivarden AB Class C	32,804	885,344
Indutrade AB	53,245	1,134,139
Investment AB Latour Class B	24,121	491,506
Investor AB Class A	93,587	1,911,380
Investor AB Class B	353,539	7,049,121
Kinnevik AB Class B (a)	41,453	620,407
L E Lundbergforetagen AB Class B	16,895	765,828
Lifco AB Class B	48,109	1,038,301
Nibe Industrier AB Class B	284,709	3,248,390
Sagax AB Class B	32,688	754,157
Sandvik AB	205,179	4,359,055
Securitas AB Class B	85,873	764,591
Skandinaviska Enskilda Banken AB Class A (a)	309,732	3,422,019
Skanska AB Class B	68,771	1,054,303
SKF AB Class B	78,823	1,553,983
Svenska Cellulosa AB SCA Class B	110,390	1,455,220
Svenska Handelsbanken AB Class A	299,212	2,593,794
Swedbank AB Class A	169,650	2,792,371
Swedish Orphan Biovitrum AB (a)	37,852	882,777
Tele2 AB Class B	102,295	1,019,077
Telefonaktiebolaget LM Ericsson Class B	547,905	3,214,649
Telia Co. AB	541,891	1,377,257
Volvo AB Class A	41,104	884,949
Volvo AB Class B	292,152	6,025,757
Security Description	Shares	Value
Volvo Car AB Class B (a)	106,078	$464,480
		93,479,423
SWITZERLAND — 5.7%
ABB Ltd.	306,324	10,554,155
Adecco Group AG	33,718	1,230,062
Alcon, Inc.	96,921	6,890,722
Bachem Holding AG Class B	5,589	562,903
Baloise Holding AG	9,114	1,421,373
Banque Cantonale Vaudoise	5,007	473,215
Barry Callebaut AG	659	1,398,408
BKW AG	3,766	593,029
Chocoladefabriken Lindt & Spruengli AG (d)	197	2,330,262
Chocoladefabriken Lindt & Spruengli AG (d)	20	2,372,352
Cie Financiere Richemont SA Class A	100,238	16,098,403
Clariant AG (a)	36,220	601,787
Credit Suisse Group AG	799,707	719,257
EMS-Chemie Holding AG	1,245	1,030,731
Geberit AG	6,889	3,853,037
Givaudan SA	1,787	5,825,219
Julius Baer Group Ltd.	39,981	2,735,224
Kuehne & Nagel International AG	10,370	3,093,282
Logitech International SA	32,387	1,893,214
Lonza Group AG	14,487	8,734,530
Novartis AG	416,828	38,331,181
Partners Group Holding AG	4,362	4,114,088
Schindler Holding AG (d)	7,626	1,692,342
Schindler Holding AG (d)	4,669	989,561
SGS SA	1,191	2,631,072
SIG Group AG (a)	55,587	1,434,293
Sika AG	28,388	7,974,906
Sonova Holding AG	9,893	2,922,794
Straumann Holding AG	21,306	3,200,468
Swatch Group AG Bearer Shares (d)	5,857	2,020,187
Swatch Group AG (d)	9,691	615,414
Swiss Life Holding AG	5,914	3,655,160
Swiss Prime Site AG	16,279	1,355,797
Swisscom AG	4,954	3,166,347
Temenos AG	10,935	762,090
UBS Group AG	653,820	13,856,550
VAT Group AG (b)	5,043	1,824,746
Zurich Insurance Group AG	28,869	13,855,185
		176,813,346
UNITED KINGDOM — 10.9%
3i Group PLC	186,724	3,900,971
abrdn PLC	364,238	918,858
Admiral Group PLC	31,563	794,407
Ashtead Group PLC	84,903	5,225,504
Associated British Foods PLC	73,575	1,769,724
AstraZeneca PLC	298,610	41,469,302

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
Auto Trader Group PLC (b)	197,852	$1,512,641
Aviva PLC	524,326	2,625,131
BAE Systems PLC	599,671	7,270,456
Barclays PLC	3,066,058	5,531,363
Barratt Developments PLC	200,006	1,153,650
Berkeley Group Holdings PLC	22,657	1,176,525
BP PLC	3,490,737	22,114,255
British American Tobacco PLC	408,251	14,344,053
British Land Co. PLC REIT	173,873	835,938
BT Group PLC	1,292,044	2,332,771
Bunzl PLC	64,006	2,423,258
Burberry Group PLC	72,606	2,330,202
CK Hutchison Holdings Ltd.	513,500	3,176,823
CNH Industrial NV	195,155	2,991,469
Coca-Cola Europacific Partners PLC (d)	38,200	2,261,058
Coca-Cola Europacific Partners PLC (d)	3,601	213,441
Compass Group PLC	341,726	8,607,947
Croda International PLC	28,301	2,279,906
DCC PLC	19,766	1,154,848
Diageo PLC	437,060	19,550,900
Entain PLC	109,822	1,709,489
Halma PLC	70,011	1,937,223
Hargreaves Lansdown PLC	60,927	604,966
HSBC Holdings PLC	3,843,258	26,181,044
Imperial Brands PLC	172,240	3,969,923
Informa PLC	269,740	2,317,407
InterContinental Hotels Group PLC	33,113	2,172,773
Intertek Group PLC	29,942	1,503,101
J Sainsbury PLC	313,072	1,079,828
JD Sports Fashion PLC	501,204	1,106,313
Johnson Matthey PLC	35,096	862,413
Just Eat Takeaway.com NV (a)(b)	30,658	586,098
Kingfisher PLC	397,479	1,287,822
Land Securities Group PLC REIT	155,421	1,195,853
Legal & General Group PLC	1,122,846	3,328,608
Lloyds Banking Group PLC	13,073,670	7,704,388
London Stock Exchange Group PLC	73,359	7,141,801
M&G PLC	391,521	961,848
Melrose Industries PLC	831,863	1,717,224
National Grid PLC	712,591	9,661,492
NatWest Group PLC	1,017,930	3,329,206
Next PLC	26,207	2,135,021
Ocado Group PLC (a)	135,716	900,706
Pearson PLC	118,312	1,240,987
Persimmon PLC	69,777	1,085,981
Phoenix Group Holdings PLC	145,994	988,676
Reckitt Benckiser Group PLC	139,478	10,635,655
RELX PLC (d)	373,716	12,131,472
Rentokil Initial PLC	482,497	3,534,498
Security Description	Shares	Value
Rolls-Royce Holdings PLC (a)	1,596,521	$2,947,366
Sage Group PLC	190,746	1,834,710
Schroders PLC	183,151	1,046,823
Segro PLC REIT	245,936	2,348,149
Severn Trent PLC	46,869	1,668,771
Smith & Nephew PLC	165,034	2,299,361
Smiths Group PLC	64,240	1,365,599
Spirax-Sarco Engineering PLC	13,830	2,035,251
SSE PLC	208,302	4,658,758
St. James's Place PLC	99,078	1,490,146
Standard Chartered PLC	472,609	3,590,211
Taylor Wimpey PLC	764,908	1,127,911
Tesco PLC	1,427,145	4,689,607
Unilever PLC	487,880	25,339,874
United Utilities Group PLC	127,120	1,667,521
Vodafone Group PLC	5,044,060	5,576,945
Whitbread PLC	37,255	1,379,428
WPP PLC	202,958	2,416,898
		338,460,546
UNITED STATES — 7.0%
Computershare Ltd.	98,926	1,439,714
CSL Ltd.	92,671	17,982,538
CyberArk Software Ltd. (a)	7,400	1,095,052
Experian PLC	178,369	5,886,854
GSK PLC	780,541	13,823,495
Haleon PLC	976,465	3,887,904
Holcim AG (a)	107,576	6,948,348
James Hardie Industries PLC CDI	92,546	1,995,811
Nestle SA	530,354	64,765,430
QIAGEN NV (a)	42,852	1,955,267
Roche Holding AG Bearer Shares	4,957	1,491,815
Roche Holding AG	135,368	38,739,662
Sanofi	219,498	23,853,675
Schneider Electric SE	104,227	17,450,130
Stellantis NV (d)	437,030	7,962,238
Swiss Re AG	58,410	6,009,856
Tenaris SA	97,312	1,381,311
		216,669,100
TOTAL COMMON STOCKS (Cost $2,254,039,008)		2,965,332,919

PREFERRED STOCKS — 0.1%
GERMANY — 0.1%
Dr. Ing. h.c. F. Porsche AG, (a) (Cost $1,819,542)	21,677	2,787,227
SHORT-TERM INVESTMENTS — 4.9%
State Street Institutional Liquid Reserves Fund, Premier Class 4.97% (e)(f)	85,845,269	85,853,854

See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (g)(h)	65,399,882	$65,399,882
TOTAL SHORT-TERM INVESTMENTS (Cost $151,257,115)		151,253,736
TOTAL INVESTMENTS — 100.8% (Cost $2,407,115,665)		3,119,373,882
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.8)%		(25,859,101)
NET ASSETS — 100.0%		$3,093,514,781
(a)	Non-income producing security.
(b)	Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended. These securities, which represent 1.5% of net assets as of March 31, 2023, are considered liquid and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(c)	Amount is less than 0.05% of net assets.
(d)	Reflects separate holdings of the issuer's common stock traded on different securities exchanges.
(e)	The Portfolio invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(f)	The rate shown is the annualized seven-day yield at March 31, 2023.
(g)	The Portfolio invested in an affiliated entity. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(h)	Investment of cash collateral for securities loaned.
ADR	American Depositary Receipt
CDI	CREST Depository Interest
GDR	Global Depositary Receipt
REIT	Real Estate Investment Trust

At March 31, 2023, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
MSCI EAFE Index (long)	1,125	06/16/2023	$113,786,857	$117,928,125	$4,141,268

The following table summarizes the value of the Portfolio’s investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$97,815,552	$2,867,517,367	$—	$2,965,332,919
Preferred Stocks	—	2,787,227	—	2,787,227
Short-Term Investments	151,253,736	—	—	151,253,736
TOTAL INVESTMENTS	$249,069,288	$2,870,304,594	$—	$3,119,373,882
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts(a)	$4,141,268	$—	$—	$4,141,268
TOTAL INVESTMENTS AND OTHER FINANCIAL INSTRUMENTS	$253,210,556	$2,870,304,594	$—	$3,123,515,150
(a)	Futures Contracts are valued at unrealized appreciation (depreciation).
Sector Breakdown as of March 31, 2023

% of Net Assets
Financials	17.4%
Industrials	15.0
Health Care	12.6
Consumer Discretionary	11.8
Consumer Staples	10.0
See accompanying notes to Schedule of Investments.

STATE STREET INTERNATIONAL DEVELOPED EQUITY INDEX PORTFOLIO
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

% of Net Assets
Information Technology	7.5%
Materials	7.4
Communication Services	4.3
Energy	4.3
Utilities	3.3
Real Estate	2.3
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(0.8)
TOTAL	100.0%
(The Fund's sector breakdown is expressed as a percentage of net assets and may change over time.)
Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
State Street Institutional Liquid Reserves Fund, Premier Class	150,126,647	$150,156,673	$680,571,028	$744,857,693	$(16,606)	$452	85,845,269	$85,853,854	$1,335,729
State Street Navigator Securities Lending Portfolio II	36,982,799	36,982,799	100,268,189	71,851,106	—	—	65,399,882	65,399,882	212,548
Total		$187,139,472	$780,839,217	$816,708,799	$(16,606)	$452		$151,253,736	$1,548,277
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.8% (a)
DOMESTIC EQUITY — 18.7%
State Street Equity 500 Index II Portfolio	268,302	$100,374,319
State Street Small/Mid Cap Equity Index Portfolio	77,716	18,972,136
		119,346,455
DOMESTIC FIXED INCOME — 46.6%
SPDR Bloomberg High Yield Bond ETF (b)	485,070	45,024,197
SPDR Portfolio Short Term Corporate Bond ETF	854,870	25,329,798
SPDR Portfolio Short Term Treasury ETF	3,425,357	100,123,185
State Street Aggregate Bond Index Portfolio	1,415,125	127,219,783
		297,696,963
INFLATION LINKED — 17.9%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	6,011,802	114,404,592
INTERNATIONAL EQUITY — 11.5%
State Street Global All Cap Equity ex-U.S. Index Portfolio	689,056	73,915,028
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF (b)	790,960	32,555,914
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $667,633,814)		637,918,952
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (c)(d)	1,322,107	$1,322,107
State Street Navigator Securities Lending Portfolio II (a)(e)	1,061,575	1,061,575
TOTAL SHORT-TERM INVESTMENTS (Cost $2,383,682)		$2,383,682
TOTAL INVESTMENTS — 100.2% (Cost $670,017,496)		640,302,634
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2)%		(1,370,947)
NET ASSETS — 100.0%		$638,931,687
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$637,918,952	$—	$—	$637,918,952
Short-Term Investments	2,383,682	—	—	2,383,682
TOTAL INVESTMENTS	$640,302,634	$—	$—	$640,302,634
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	5,817,678	$107,336,159	$5,691,383	$2,070,839	$(96,126)	$3,544,015	6,011,802	$114,404,592	$—
SPDR Bloomberg High Yield Bond ETF	470,311	42,327,990	2,405,494	1,051,118	(207,271)	1,549,102	485,070	45,024,197	470,293
SPDR Dow Jones Global Real Estate ETF	739,733	30,255,080	2,608,938	496,375	115,325	72,946	790,960	32,555,914	208,541
SPDR Portfolio Short Term Corporate Bond ETF	811,155	23,831,734	1,766,906	477,285	17,706	190,737	854,870	25,329,798	138,224
SPDR Portfolio Short Term Treasury ETF	3,258,176	94,128,705	7,622,572	2,771,341	(157,549)	1,300,798	3,425,357	100,123,185	428,395
State Street Aggregate Bond Index Portfolio	1,360,309	119,108,667	6,899,347	2,032,258	(256,294)	3,500,321	1,415,125	127,219,783	584,397
State Street Equity 500 Index II Portfolio	270,595	94,183,377	3,480,000	4,358,692	1,796,691	5,272,943	268,302	100,374,319	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	686,917	68,932,082	3,012,764	2,803,378	664,048	4,109,512	689,056	73,915,028	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,262,531	2,262,531	30,640,116	31,580,540	—	—	1,322,107	1,322,107	20,454
State Street Navigator Securities Lending Portfolio II	5,800,100	5,800,100	314,521,918	319,260,443	—	—	1,061,575	1,061,575	38,118
State Street Small/Mid Cap Equity Index Portfolio	77,564	17,875,313	450,000	400,000	136,093	910,730	77,716	18,972,136	—
Total		$606,041,738	$379,099,438	$367,302,269	$2,012,623	$20,451,104		$640,302,634	$1,888,422
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.9% (a)
DOMESTIC EQUITY — 21.3%
State Street Equity 500 Index II Portfolio	433,207	$162,067,078
State Street Small/Mid Cap Equity Index Portfolio	130,921	31,960,446
		194,027,524
DOMESTIC FIXED INCOME — 42.3%
SPDR Bloomberg High Yield Bond ETF	690,658	64,106,876
SPDR Portfolio Short Term Corporate Bond ETF (b)	878,535	26,030,992
SPDR Portfolio Short Term Treasury ETF (b)	3,497,059	102,219,035
State Street Aggregate Bond Index Portfolio	2,133,737	191,822,948
		384,179,851
INFLATION LINKED — 17.9%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	8,555,130	162,804,124
INTERNATIONAL EQUITY — 13.3%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,125,106	120,690,160
REAL ESTATE — 5.1%
SPDR Dow Jones Global Real Estate ETF (b)	1,122,293	46,193,580
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $945,084,825)		907,895,239
SHORT-TERM INVESTMENTS — 1.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (c)(d)	637,104	637,104
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	11,463,954	$11,463,954
TOTAL SHORT-TERM INVESTMENTS (Cost $12,101,057)		$12,101,058
TOTAL INVESTMENTS — 101.2% (Cost $957,185,882)		919,996,297
LIABILITIES IN EXCESS OF OTHER ASSETS — (1.2)%		(10,599,171)
NET ASSETS — 100.0%		$909,397,126
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$907,895,239	$—	$—	$907,895,239
Short-Term Investments	12,101,058	—	—	12,101,058
TOTAL INVESTMENTS	$919,996,297	$—	$—	$919,996,297
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2020 FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	8,273,632	$152,648,510	$7,797,560	$2,540,446	$(47,410)	$4,945,910	8,555,130	$162,804,124	$—
SPDR Bloomberg High Yield Bond ETF	668,138	60,132,420	3,309,554	1,239,350	(220,607)	2,124,859	690,658	64,106,876	671,546
SPDR Dow Jones Global Real Estate ETF	1,050,807	42,978,006	4,196,581	627,559	(104,382)	(249,066)	1,122,293	46,193,580	295,078
SPDR Portfolio Short Term Corporate Bond ETF	791,506	23,254,446	2,732,193	160,011	(2,357)	206,721	878,535	26,030,992	135,852
SPDR Portfolio Short Term Treasury ETF	3,157,513	91,220,551	10,710,107	819,417	(50,102)	1,157,896	3,497,059	102,219,035	418,260
State Street Aggregate Bond Index Portfolio	2,055,317	179,963,571	9,887,219	2,916,237	(272,172)	5,160,567	2,133,737	191,822,948	887,234
State Street Equity 500 Index II Portfolio	443,382	154,323,478	5,120,000	8,988,777	2,669,079	8,943,298	433,207	162,067,078	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,145,581	114,958,995	5,558,028	7,987,302	2,117,294	6,043,145	1,125,106	120,690,160	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,100,349	3,100,349	45,130,240	47,593,485	—	—	637,104	637,104	27,480
State Street Navigator Securities Lending Portfolio II	16,506,800	16,506,800	320,772,891	325,815,737	—	—	11,463,954	11,463,954	35,573
State Street Small/Mid Cap Equity Index Portfolio	133,335	30,728,464	670,000	1,240,000	17,421	1,784,561	130,921	31,960,446	—
Total		$869,815,590	$415,884,373	$399,928,321	$4,106,764	$30,117,891		$919,996,297	$2,471,023
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 29.0%
State Street Equity 500 Index II Portfolio	1,127,104	$421,660,745
State Street Small/Mid Cap Equity Index Portfolio	384,633	93,896,695
		515,557,440
DOMESTIC FIXED INCOME — 32.6%
SPDR Bloomberg High Yield Bond ETF (b)	1,301,587	120,813,305
SPDR Portfolio Long Term Treasury ETF (b)	1,008,222	31,133,895
SPDR Portfolio Short Term Corporate Bond ETF (b)	470,850	13,951,286
SPDR Portfolio Short Term Treasury ETF (b)	1,782,389	52,099,231
State Street Aggregate Bond Index Portfolio	4,017,278	361,153,296
		579,151,013
INFLATION LINKED — 15.0%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	13,992,414	266,275,638
INTERNATIONAL EQUITY — 18.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,141,305	336,967,759
REAL ESTATE — 4.2%
SPDR Dow Jones Global Real Estate ETF (b)	1,808,779	74,449,344
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,850,795,521)		1,772,401,194
Security Description	Shares	Value
SHORT-TERM INVESTMENTS — 5.2%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (c)(d)	2,341,832	$2,341,832
State Street Navigator Securities Lending Portfolio II (a)(e)	89,238,558	89,238,558
TOTAL SHORT-TERM INVESTMENTS (Cost $91,580,390)		$91,580,390
TOTAL INVESTMENTS — 104.9% (Cost $1,942,375,911)		1,863,981,584
LIABILITIES IN EXCESS OF OTHER ASSETS — (4.9)%		(86,819,285)
NET ASSETS — 100.0%		$1,777,162,299
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,772,401,194	$—	$—	$1,772,401,194
Short-Term Investments	91,580,390	—	—	91,580,390
TOTAL INVESTMENTS	$1,863,981,584	$—	$—	$1,863,981,584
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2025 FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	12,920,261	$238,378,816	$20,732,862	$601,742	$(39,040)	$7,804,742	13,992,414	$266,275,638	$—
SPDR Bloomberg High Yield Bond ETF	1,230,174	110,715,660	7,520,351	967,518	(184,114)	3,728,926	1,301,587	120,813,305	1,245,123
SPDR Dow Jones Global Real Estate ETF	1,607,015	65,726,914	8,523,599	197,946	(27,776)	424,553	1,808,779	74,449,344	458,770
SPDR Portfolio Intermediate Term Treasury ETF	343,119	9,689,681	500,415	10,396,255	(418,152)	624,311	—	—	40,908
SPDR Portfolio Long Term Treasury ETF	779,970	22,642,529	6,937,982	—	—	1,553,384	1,008,222	31,133,895	117,722
SPDR Portfolio Short Term Corporate Bond ETF	396,337	11,644,381	2,202,742	—	—	104,163	470,850	13,951,286	68,400
SPDR Portfolio Short Term Treasury ETF	1,500,728	43,356,032	8,207,375	—	—	535,824	1,782,389	52,099,231	199,337
State Street Aggregate Bond Index Portfolio	3,782,953	331,235,396	22,131,630	1,300,000	(143,192)	9,229,462	4,017,278	361,153,296	1,639,675
State Street Equity 500 Index II Portfolio	1,128,439	392,764,383	14,822,777	15,668,844	4,554,515	25,187,914	1,127,104	421,660,745	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,126,177	313,711,813	17,188,924	15,808,535	162,936	21,712,621	3,141,305	336,967,759	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,745,254	5,745,254	71,912,968	75,316,390	—	—	2,341,832	2,341,832	55,162
State Street Navigator Securities Lending Portfolio II	28,517,300	28,517,300	512,040,007	451,318,749	—	—	89,238,558	89,238,558	256,817
State Street Small/Mid Cap Equity Index Portfolio	383,709	88,429,576	2,000,000	1,700,000	27,146	5,139,973	384,633	93,896,695	—
Total		$1,662,557,735	$694,721,632	$573,275,979	$3,932,323	$76,045,873		$1,863,981,584	$4,081,914
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 36.8%
State Street Equity 500 Index II Portfolio	1,814,631	$678,871,709
State Street Small/Mid Cap Equity Index Portfolio	703,228	171,671,898
		850,543,607
DOMESTIC FIXED INCOME — 29.0%
SPDR Bloomberg High Yield Bond ETF (b)	1,437,540	133,432,463
SPDR Portfolio Long Term Treasury ETF (b)	4,895,363	151,168,809
State Street Aggregate Bond Index Portfolio	4,275,004	384,322,846
		668,924,118
INFLATION LINKED — 6.2%
SPDR Bloomberg 1-10 Year TIPS ETF (b)	7,538,339	143,454,591
INTERNATIONAL EQUITY — 26.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,598,437	600,544,372
REAL ESTATE — 1.7%
SPDR Dow Jones Global Real Estate ETF (b)	922,904	37,986,729
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,380,720,423)		2,301,453,417
SHORT-TERM INVESTMENTS — 0.9%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (c)(d)	6,382,297	6,382,297
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(e)	13,914,894	$13,914,894
TOTAL SHORT-TERM INVESTMENTS (Cost $20,297,191)		$20,297,191
TOTAL INVESTMENTS — 100.6% (Cost $2,401,017,614)		2,321,750,608
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.6)%		(12,869,183)
NET ASSETS — 100.0%		$2,308,881,425
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	All or a portion of the shares of the security are on loan at March 31, 2023.
(c)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(d)	The rate shown is the annualized seven-day yield at March 31, 2023.
(e)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,301,453,417	$—	$—	$2,301,453,417
Short-Term Investments	20,297,191	—	—	20,297,191
TOTAL INVESTMENTS	$2,321,750,608	$—	$—	$2,321,750,608
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2030 FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Bloomberg 1-10 Year TIPS ETF	6,335,035	$116,881,396	$22,666,234	$—	$—	$3,906,961	7,538,339	$143,454,591	$—
SPDR Bloomberg High Yield Bond ETF	1,292,315	116,308,350	13,749,726	398,390	(60,012)	3,832,789	1,437,540	133,432,463	1,340,172
SPDR Dow Jones Global Real Estate ETF	748,664	30,620,357	7,209,904	—	—	156,468	922,904	37,986,729	219,959
SPDR Portfolio Intermediate Term Treasury ETF	1,492,852	42,158,141	3,505,061	46,545,020	(3,052,066)	3,933,884	—	—	182,325
SPDR Portfolio Long Term Treasury ETF	3,251,670	94,395,980	49,960,737	—	—	6,812,092	4,895,363	151,168,809	502,789
State Street Aggregate Bond Index Portfolio	3,786,628	331,557,133	44,187,231	594,365	(58,485)	9,231,332	4,275,004	384,322,846	1,680,935
State Street Equity 500 Index II Portfolio	1,732,308	602,947,252	44,731,842	15,284,722	5,548,403	40,928,934	1,814,631	678,871,709	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,309,254	532,783,617	46,778,575	16,495,952	1,151,826	36,326,306	5,598,437	600,544,372	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,696,145	6,696,145	79,114,516	79,428,364	—	—	6,382,297	6,382,297	75,616
State Street Navigator Securities Lending Portfolio II	2,733,800	2,733,800	532,580,232	521,399,138	—	—	13,914,894	13,914,894	74,665
State Street Small/Mid Cap Equity Index Portfolio	668,792	154,129,682	9,924,724	1,300,001	15,294	8,902,199	703,228	171,671,898	—
Total		$2,031,211,853	$854,408,782	$681,445,952	$3,544,960	$114,030,965		$2,321,750,608	$4,076,461
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 41.5%
State Street Equity 500 Index II Portfolio	1,872,751	$700,614,815
State Street Small/Mid Cap Equity Index Portfolio	828,384	202,225,201
		902,840,016
DOMESTIC FIXED INCOME — 27.5%
SPDR Bloomberg High Yield Bond ETF	905,453	84,044,148
SPDR Portfolio Long Term Treasury ETF	6,878,290	212,401,595
State Street Aggregate Bond Index Portfolio	3,349,856	301,152,065
		597,597,808
INTERNATIONAL EQUITY — 30.6%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,193,820	664,411,019
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $2,206,390,896)		2,164,848,843
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (b)(c)	6,948,803	6,948,803
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (a)(d)	3,628,942	$3,628,942
TOTAL SHORT-TERM INVESTMENTS (Cost $10,577,746)		$10,577,745
TOTAL INVESTMENTS — 100.1% (Cost $2,216,968,642)		2,175,426,588
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(2,538,574)
NET ASSETS — 100.0%		$2,172,888,014
The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.
(d)	Investment of cash collateral for securities loaned.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$2,164,848,843	$—	$—	$2,164,848,843
Short-Term Investments	10,577,745	—	—	10,577,745
TOTAL INVESTMENTS	$2,175,426,588	$—	$—	$2,175,426,588
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2035 FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Bloomberg High Yield Bond ETF	792,819	$71,353,710	$10,356,323	$—	$—	$2,334,115	905,453	$84,044,148	$819,320
SPDR Portfolio Intermediate Term Treasury ETF	1,993,889	56,307,425	4,604,290	62,096,795	(5,004,368)	6,189,448	—	—	242,736
SPDR Portfolio Long Term Treasury ETF	4,399,864	127,728,052	75,366,563	—	—	9,306,980	6,878,290	212,401,595	677,792
State Street Aggregate Bond Index Portfolio	2,974,986	260,489,780	33,450,559	—	—	7,211,726	3,349,856	301,152,065	1,308,270
State Street Equity 500 Index II Portfolio	1,771,060	616,435,237	44,675,400	8,100,000	3,189,220	44,414,958	1,872,751	700,614,815	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,802,214	582,252,234	50,754,426	9,801,369	1,576,725	39,629,003	6,193,820	664,411,019	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	6,723,726	6,723,726	77,916,146	77,691,069	—	—	6,948,803	6,948,803	78,445
State Street Navigator Securities Lending Portfolio II	—	—	367,090,241	363,461,299	—	—	3,628,942	3,628,942	33,735
State Street Small/Mid Cap Equity Index Portfolio	780,015	179,762,155	12,014,378	—	—	10,448,668	828,384	202,225,201	—
Total		$1,901,052,319	$676,228,326	$521,150,532	$(238,423)	$119,534,898		$2,175,426,588	$3,160,298
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.7% (a)
DOMESTIC EQUITY — 45.9%
State Street Equity 500 Index II Portfolio	1,803,042	$674,536,046
State Street Small/Mid Cap Equity Index Portfolio	915,362	223,458,087
		897,994,133
DOMESTIC FIXED INCOME — 20.0%
SPDR Bloomberg High Yield Bond ETF	52,666	4,888,458
SPDR Portfolio Long Term Treasury ETF	6,194,041	191,271,986
State Street Aggregate Bond Index Portfolio	2,179,925	195,975,281
		392,135,725
INTERNATIONAL EQUITY — 33.8%
State Street Global All Cap Equity ex-U.S. Index Portfolio	6,157,356	660,499,562
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,974,295,285)		1,950,629,420
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (b)(c)	6,456,519	$6,456,519
TOTAL SHORT-TERM INVESTMENTS (Cost $6,456,520)		$6,456,519
TOTAL INVESTMENTS — 100.0% (Cost $1,980,751,805)		1,957,085,939
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%		233,356
NET ASSETS — 100.0%		$1,957,319,295

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,950,629,420	$—	$—	$1,950,629,420
Short-Term Investments	6,456,519	—	—	6,456,519
TOTAL INVESTMENTS	$1,957,085,939	$—	$—	$1,957,085,939
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2040 FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Bloomberg High Yield Bond ETF	—	$—	$4,861,862	$—	$—	$26,596	52,666	$4,888,458	$—
SPDR Portfolio Intermediate Term Treasury ETF	1,774,889	50,122,865	4,603,528	55,773,543	(4,142,196)	5,189,346	—	—	217,996
SPDR Portfolio Long Term Treasury ETF	3,917,461	113,723,893	69,284,622	—	—	8,263,471	6,194,041	191,271,986	609,645
State Street Aggregate Bond Index Portfolio	1,924,772	168,533,020	22,796,749	—	—	4,645,512	2,179,925	195,975,281	855,348
State Street Equity 500 Index II Portfolio	1,684,296	586,236,239	51,078,292	8,141,852	3,191,915	42,171,452	1,803,042	674,536,046	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,704,461	572,442,667	54,525,537	6,799,999	1,073,906	39,257,451	6,157,356	660,499,562	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,519,088	5,519,088	59,371,190	58,433,759	—	—	6,456,519	6,456,519	—
State Street Navigator Securities Lending Portfolio II	8,617,679	8,617,679	246,022,208	254,639,887	—	—	—	—	4,731
State Street Small/Mid Cap Equity Index Portfolio	850,939	196,107,409	16,879,494	873,544	94,041	11,250,687	915,362	223,458,087	—
Total		$1,701,302,860	$529,423,482	$384,662,584	$217,666	$110,804,515		$1,957,085,939	$1,687,720
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.6% (a)
DOMESTIC EQUITY — 48.8%
State Street Equity 500 Index II Portfolio	1,626,899	$608,639,095
State Street Small/Mid Cap Equity Index Portfolio	953,183	232,691,144
		841,330,239
DOMESTIC FIXED INCOME — 14.9%
SPDR Portfolio Long Term Treasury ETF	5,452,567	168,375,269
State Street Aggregate Bond Index Portfolio	992,472	89,223,238
		257,598,507
INTERNATIONAL EQUITY — 35.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,765,460	618,460,865
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,733,165,970)		1,717,389,611
SHORT-TERM INVESTMENT — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (b)(c) (Cost $5,705,562)	5,705,562	5,705,562
TOTAL SHORT-TERM INVESTMENT (Cost $5,705,562)		$5,705,562
TOTAL INVESTMENTS — 99.9% (Cost $1,738,871,532)		1,723,095,173
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,169,121
NET ASSETS — 100.0%		$1,724,264,294

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,717,389,611	$—	$—	$1,717,389,611
Short-Term Investment	5,705,562	—	—	5,705,562
TOTAL INVESTMENTS	$1,723,095,173	$—	$—	$1,723,095,173
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2045 FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	1,550,409	$43,783,550	$4,344,315	$49,053,469	$(3,331,771)	$4,257,375	—	$—	$190,353
SPDR Portfolio Long Term Treasury ETF	3,411,025	99,022,056	62,086,783	—	—	7,266,430	5,452,567	168,375,269	532,323
State Street Aggregate Bond Index Portfolio	834,968	73,109,809	14,073,456	—	—	2,039,973	992,472	89,223,238	373,456
State Street Equity 500 Index II Portfolio	1,497,510	521,223,330	51,334,589	4,499,595	1,765,266	38,815,505	1,626,899	608,639,095	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	5,274,484	529,294,411	56,076,734	4,347,497	114,470	37,322,747	5,765,460	618,460,865	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	5,992,307	5,992,307	60,938,754	61,225,499	—	—	5,705,562	5,705,562	63,339
State Street Navigator Securities Lending Portfolio II	4,208,306	4,208,306	152,437,934	156,646,240	—	—	—	—	3,794
State Street Small/Mid Cap Equity Index Portfolio	873,245	201,248,112	20,200,000	400,000	39,839	11,603,193	953,183	232,691,144	—
Total		$1,477,881,881	$421,492,565	$276,172,300	$(1,412,196)	$101,305,223		$1,723,095,173	$1,163,265
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.4% (a)
DOMESTIC EQUITY — 51.5%
State Street Equity 500 Index II Portfolio	1,305,072	$488,240,582
State Street Small/Mid Cap Equity Index Portfolio	888,967	217,014,460
		705,255,042
DOMESTIC FIXED INCOME — 10.0%
SPDR Portfolio Long Term Treasury ETF	4,314,077	133,218,698
State Street Aggregate Bond Index Portfolio	36,707	3,300,000
		136,518,698
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,830,751	518,194,624
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $1,380,961,639)		1,359,968,364
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (b)(c) (Cost $5,021,475)	5,021,475	5,021,475
TOTAL SHORT-TERM INVESTMENT (Cost $5,021,475)		$5,021,475
TOTAL INVESTMENTS — 99.8% (Cost $1,385,983,114)		1,364,989,839
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		2,491,341
NET ASSETS — 100.0%		$1,367,481,180

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$1,359,968,364	$—	$—	$1,359,968,364
Short-Term Investment	5,021,475	—	—	5,021,475
TOTAL INVESTMENTS	$1,364,989,839	$—	$—	$1,364,989,839
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2050 FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	1,195,512	$33,761,259	$4,179,634	$38,655,138	$(2,561,790)	$3,276,035	—	$—	$149,535
SPDR Portfolio Long Term Treasury ETF	2,634,340	76,474,891	51,118,530	—	—	5,625,277	4,314,077	133,218,698	417,432
State Street Aggregate Bond Index Portfolio	—	—	3,300,000	—	—	—	36,707	3,300,000	—
State Street Equity 500 Index II Portfolio	1,171,429	407,727,733	51,398,956	2,951,709	867,398	31,198,204	1,305,072	488,240,582	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	4,317,162	433,227,206	57,195,053	2,900,000	227,687	30,444,678	4,830,751	518,194,624	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	4,200,301	4,200,301	54,846,502	54,025,328	—	—	5,021,475	5,021,475	54,173
State Street Navigator Securities Lending Portfolio II	—	—	116,201,210	116,201,210	—	—	—	—	1,513
State Street Small/Mid Cap Equity Index Portfolio	794,123	183,013,633	23,500,000	100,000	4,364	10,596,463	888,967	217,014,460	—
Total		$1,138,405,023	$361,739,885	$214,833,385	$(1,462,341)	$81,140,657		$1,364,989,839	$622,653
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	913,036	$341,576,021
State Street Small/Mid Cap Equity Index Portfolio	626,814	153,017,822
		494,593,843
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	3,018,062	93,197,754
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	3,384,951	363,103,720
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $975,514,513)		950,895,317
SHORT-TERM INVESTMENTS — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (b)(c)	3,558,299	$3,558,299
TOTAL SHORT-TERM INVESTMENTS (Cost $3,558,299)		$3,558,299
TOTAL INVESTMENTS — 99.9% (Cost $979,072,812)		954,453,616
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		1,087,860
NET ASSETS — 100.0%		$955,541,476

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$950,895,317	$—	$—	$950,895,317
Short-Term Investments	3,558,299	—	—	3,558,299
TOTAL INVESTMENTS	$954,453,616	$—	$—	$954,453,616
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2055 FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	822,475	$23,226,694	$3,401,936	$27,125,935	$(1,474,139)	$1,971,444	—	$—	$103,121
SPDR Portfolio Long Term Treasury ETF	1,807,688	52,477,182	36,815,938	—	—	3,904,634	3,018,062	93,197,754	288,202
State Street Equity 500 Index II Portfolio	801,715	279,044,897	42,119,247	1,779,999	428,235	21,763,641	913,036	341,576,021	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	2,956,344	296,669,141	46,358,767	1,070,000	78,783	21,067,029	3,384,951	363,103,720	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	3,350,884	3,350,884	42,319,526	42,112,111	—	—	3,558,299	3,558,299	40,261
State Street Navigator Securities Lending Portfolio II	—	—	18,233,127	18,233,127	—	—	—	—	144
State Street Small/Mid Cap Equity Index Portfolio	543,319	125,213,342	20,590,672	—	—	7,213,808	626,814	153,017,822	—
Total		$779,982,140	$209,839,213	$90,321,172	$(967,121)	$55,920,556		$954,453,616	$431,728
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.5% (a)
DOMESTIC EQUITY — 51.8%
State Street Equity 500 Index II Portfolio	517,205	$193,491,385
State Street Small/Mid Cap Equity Index Portfolio	355,134	86,695,393
		280,186,778
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	1,710,458	52,818,943
INTERNATIONAL EQUITY — 38.0%
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,916,240	205,555,071
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $554,006,808)		538,560,792
SHORT-TERM INVESTMENT — 0.4%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (b)(c) (Cost $2,238,830)	2,238,830	2,238,830
TOTAL SHORT-TERM INVESTMENT (Cost $2,238,830)		$2,238,830
TOTAL INVESTMENTS — 99.9% (Cost $556,245,638)		540,799,622
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%		394,098
NET ASSETS — 100.0%		$541,193,720

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$538,560,792	$—	$—	$538,560,792
Short-Term Investment	2,238,830	—	—	2,238,830
TOTAL INVESTMENTS	$540,799,622	$—	$—	$540,799,622
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2060 FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	460,560	$13,006,215	$2,069,490	$15,353,799	$(711,167)	$989,261	—	$—	$57,521
SPDR Portfolio Long Term Treasury ETF	1,011,237	29,356,210	21,293,887	20,149	(10,256)	2,199,251	1,710,458	52,818,943	160,797
State Street Equity 500 Index II Portfolio	448,144	155,980,834	26,190,860	1,110,000	203,012	12,226,679	517,205	193,491,385	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	1,652,550	165,833,406	28,676,604	793,285	12,827	11,825,519	1,916,240	205,555,071	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	2,404,245	2,404,245	28,909,390	29,074,805	—	—	2,238,830	2,238,830	26,884
State Street Navigator Securities Lending Portfolio II	—	—	54,615,247	54,615,247	—	—	—	—	1,238
State Street Small/Mid Cap Equity Index Portfolio	303,292	69,896,645	12,780,001	—	—	4,018,747	355,134	86,695,393	—
Total		$436,477,555	$174,535,479	$100,967,285	$(505,584)	$31,259,457		$540,799,622	$246,440
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments
March 31, 2023 (Unaudited)

Security Description	Shares	Value
MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS — 99.3% (a)
DOMESTIC EQUITY — 51.7%
State Street Equity 500 Index II Portfolio	116,093	$43,431,570
State Street Small/Mid Cap Equity Index Portfolio	79,725	19,462,337
		62,893,907
DOMESTIC FIXED INCOME — 9.7%
SPDR Portfolio Long Term Treasury ETF	384,058	11,859,711
INTERNATIONAL EQUITY — 37.9%
State Street Global All Cap Equity ex-U.S. Index Portfolio	429,632	46,086,635
TOTAL MUTUAL FUNDS AND EXCHANGE TRADED PRODUCTS (Cost $125,168,905)		120,840,253
SHORT-TERM INVESTMENTS — 0.5%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 4.74% (b)(c)	677,702	$677,702
TOTAL SHORT-TERM INVESTMENTS (Cost $677,702)		$677,702
TOTAL INVESTMENTS — 99.8% (Cost $125,846,607)		121,517,955
OTHER ASSETS IN EXCESS OF LIABILITIES — 0.2%		224,797
NET ASSETS — 100.0%		$121,742,752

The Fund invests in other funds and financial statements of underlying funds can be found at www.sec.gov.

(a)	Affiliated fund managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(b)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these transactions during the period ended March 31, 2023 are shown in the Affiliate Table below.
(c)	The rate shown is the annualized seven-day yield at March 31, 2023.

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of March 31, 2023.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Mutual Funds and Exchange Traded Products	$120,840,253	$—	$—	$120,840,253
Short-Term Investments	677,702	—	—	677,702
TOTAL INVESTMENTS	$121,517,955	$—	$—	$121,517,955
See accompanying notes to Schedule of Investments.

STATE STREET TARGET RETIREMENT 2065 FUND
Schedule of Investments  (continued)
March 31, 2023 (Unaudited)

Affiliate Table
	Number of Shares Held at 12/31/22	Value at 12/31/22	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 3/31/23	Value at 3/31/23	Dividend Income
SPDR Portfolio Intermediate Term Treasury ETF	98,768	$2,789,209	$674,472	$3,523,483	$(83,758)	$143,560	—	$—	$48,133
SPDR Portfolio Long Term Treasury ETF	217,010	6,299,800	5,185,988	103,072	(31,121)	508,116	384,058	11,859,711	609,645
State Street Equity 500 Index II Portfolio	96,221	33,490,537	7,560,724	345,683	(19,428)	2,745,420	116,093	43,431,570	—
State Street Global All Cap Equity ex-U.S. Index Portfolio	354,823	35,606,453	8,023,298	110,000	(16,717)	2,583,601	429,632	46,086,635	—
State Street Institutional U.S. Government Money Market Fund, Class G Shares	466,771	466,771	9,016,969	8,806,038	—	—	677,702	677,702	—
State Street Navigator Securities Lending Portfolio II	2,361,615	2,361,615	25,638,206	27,999,821	—	—	—	—	1,893
State Street Small/Mid Cap Equity Index Portfolio	65,163	15,017,488	3,586,001	—	—	858,848	79,725	19,462,337	—
Total		$96,031,873	$59,685,658	$40,888,097	$(151,024)	$6,839,545		$121,517,955	$659,671
See accompanying notes to Schedule of Investments.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2023 (Unaudited)

Security Valuation
Each Portfolio’s or Fund’s investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of each Portfolio or Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the State Street Institutional Investment Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Portfolios or Funds. The Board has responsibility for overseeing the determination of the fair value of investments.
State Street Equity 500 Index Fund, State Street Aggregate Bond Index Fund, State Street Global All Cap Equity ex-U.S. Index Fund, State Street Small/Mid Cap Equity Index Fund and the State Street Hedged International Developed Equity Index Fund invest as part of a master-feeder structure and record their investments in their corresponding Portfolio, State Street Equity 500 Index II Portfolio, State Street Aggregate Bond Index Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio and the State Street International Developed Equity Index Portfolio at fair value (net asset value) each business day.
Valuation techniques used to value each Portfolio’s or Fund’s investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Rights and warrants are valued at the last reported sale price obtained from independent pricing services or brokers on the valuation date. If no price is obtained from pricing services or brokers, valuation will be based upon the intrinsic value, pursuant to the valuation policy and procedures approved by the Board.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Government and municipal fixed income securities are generally valued using quotations from independent pricing services or brokers. Certain government inflation-indexed securities may require a calculated fair valuation as the cumulative inflation is contained within the price provided by the pricing service or broker. For these securities, the inflation component of the price is “cleaned” from the pricing service or broker price utilizing the published inflation factors in order to ensure proper accrual of income.
•  Debt obligations (including short-term investments) are valued using quotations from independent pricing services or brokers or are generally valued at the last reported evaluated prices.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
•  Forward foreign currency exchange contracts are valued based on that day’s prevailing forward exchange rate for the underlying currencies. The rates are obtained from independent pricing services in accordance with the valuation policy and procedures approved by the Board.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

A “significant event” is an event that the Board believes, with a reasonably high degree of certainty, has caused the closing market prices of a Fund’s or Portfolio's securities to no longer reflect their value at the time of the Fund’s or Portfolio's NAV calculation. Fair value may be determined using an independent fair value service under valuation procedures approved by the Board. The independent fair value service takes into account multiple factors including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of foreign securities exchanges. The use of the independent fair value service or alternative fair valuation methods would result in the investments being classified within Level 2 of the fair value hierarchy. At March 31, 2023, the independent fair value service was used for certain foreign securities in certain Funds/Portfolios, and these securities were classified within Level 2 of the fair value hierarchy.
Various inputs are used in determining the value of the Portfolio's or Fund's investments.
The Portfolios or Funds value their assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of each Portfolio's or Fund's investments according to the fair value hierarchy as of March 31, 2023 is disclosed in each Portfolio's or Fund's respective Schedule of Investments.
Futures Contracts
Certain Portfolios or Funds may enter into futures contracts to meet the Portfolios’ or Funds’ objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Portfolio or Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Summary Schedule of Investments and cash deposited, if any, is shown as Cash at Broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by the Portfolio or Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Portfolios or Funds recognize a realized gain or loss when the contract is closed.
For the period ended March 31, 2023, the State Street Equity 500 Index II Portfolio, State Street Global All Cap Equity ex-U.S. Index Portfolio, State Street Small/Mid Cap Equity Index Portfolio, State Street Emerging Markets Equity Index Fund and the State Street International Developed Equity Index Portfolio each entered into futures contracts for cash equitization.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate the movement of the assets underlying such contracts.

STATE STREET INSTITUTIONAL INVESTMENT TRUST
NOTES TO SCHEDULES OF INVESTMENTS  (continued)
March 31, 2023 (Unaudited)

Forward Foreign Currency Exchange Contracts
Certain Portfolios or Funds may engage in forward foreign currency exchange contracts to acquire exposure to foreign currencies or to hedge the Portfolios’ or Funds’ investments against currency fluctuations. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio or Fund as an unrealized gain or loss. When the contract is closed, the Portfolio or Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Certain risks may arise upon entering into forward foreign currency exchange contracts from the potential inability of counterparties to meet the terms of their contracts and are generally limited to the amount of unrealized gains on appreciated contracts, if any. Additionally, when utilizing forward foreign currency exchange contracts to hedge, the Portfolio or Fund gives up the opportunity to profit from favorable exchange rate movements during the term of the contract.
For the period ended March 31, 2023, the State Street Hedged International Developed Equity Index Fund entered into forward foreign currency exchange contracts to offset the Fund’s exposure to the component currencies.
Other Transactions with Affiliates
The Portfolios or Funds may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Portfolios or Funds owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended March 31, 2023, are disclosed in the Portfolios' or Funds' Schedules of Investments.